UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Noah D. Greenhill, Esq.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of November 30, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2019.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 26.7%
U.S. Treasury Bonds
8.75%, 8/15/2020	54,785	60,114
8.13%, 5/15/2021	14,932	16,778
8.00%, 11/15/2021	9,475	10,849
5.38%, 2/15/2031	1,393	1,721
4.50%, 2/15/2036	25,002	29,623
4.25%, 5/15/2039	38,050	44,019
4.50%, 8/15/2039	71,284	85,134
4.38%, 11/15/2039	76,320	89,700
4.38%, 5/15/2040	134,780	158,456
3.13%, 2/15/2043	50,610	49,137
2.88%, 5/15/2043	249,860	231,970
3.63%, 8/15/2043	228,240	240,776
3.75%, 11/15/2043	416,002	447,722
3.63%, 2/15/2044	222,265	234,472
2.50%, 2/15/2045	113,600	97,505
2.88%, 8/15/2045	101,060	93,323
3.00%, 11/15/2045	25,000	23,655
3.00%, 2/15/2048	3,220	3,033
3.13%, 5/15/2048	20,434	19,726
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	2,100	2,678
3.63%, 4/15/2028	9,066	17,317
2.50%, 1/15/2029	3,587	4,782
U.S. Treasury Inflation Indexed Notes
0.13%, 4/15/2019	10,000	10,639
1.38%, 1/15/2020	2,584	3,011
0.13%, 1/15/2022	22,231	24,067
U.S. Treasury Notes
3.13%, 5/15/2019	43,518	43,628
0.75%, 8/15/2019	30,000	29,606
1.25%, 2/29/2020	18,500	18,156
1.38%, 5/31/2020	10,000	9,793
2.50%, 5/31/2020	5,941	5,915
2.63%, 8/15/2020	175,991	175,427
2.13%, 8/31/2020	10,000	9,883
1.75%, 10/31/2020	5,000	4,901
2.63%, 11/15/2020	34,504	34,379
2.00%, 11/30/2020	2,500	2,461
1.38%, 1/31/2021	8,295	8,046
3.63%, 2/15/2021	80,000	81,375
2.63%, 5/15/2021	19,679	19,589
1.75%, 2/28/2022	17,000	16,433
1.63%, 8/31/2022	100,000	95,691
2.00%, 10/31/2022	13,000	12,595
1.75%, 1/31/2023	70,000	66,981
1.50%, 2/28/2023	210,000	198,721
1.75%, 5/15/2023	133,400	127,251
1.38%, 6/30/2023	40,000	37,477
1.38%, 8/31/2023	70,000	65,412
2.13%, 2/29/2024	4,955	4,776
2.50%, 5/15/2024	2,000	1,962
2.13%, 9/30/2024	50,000	47,953
2.25%, 11/15/2024	3,021	2,913
2.00%, 2/15/2025	255,000	241,832
2.88%, 4/30/2025	4,925	4,916
2.13%, 5/15/2025	100,000	95,363
2.88%, 5/31/2025	40,158	40,067
2.00%, 8/15/2025	141,304	133,400
2.25%, 11/15/2025	116,184	111,246
1.63%, 2/15/2026	415	380
1.50%, 8/15/2026	2,550	2,297
U.S. Treasury STRIPS Bonds
2.01%, 2/15/2020 (a)	52,512	50,822
4.40%, 5/15/2020 (a)	74,196	71,281
2.81%, 8/15/2020 (a)	265,487	253,051
2.18%, 2/15/2021 (a)	212,665	199,907
1.98%, 5/15/2021 (a)	123,537	115,224
2.84%, 8/15/2021 (a)	108,421	100,457
3.35%, 11/15/2021 (a)	78,371	72,096
2.72%, 2/15/2022 (a)	204,956	187,050
2.55%, 5/15/2022 (a)	149,456	135,441
2.63%, 8/15/2022 (a)	105,800	95,157
2.81%, 11/15/2022 (a)	171,800	153,408
3.08%, 2/15/2023 (a)	254,322	225,331
2.98%, 5/15/2023 (a)	227,105	199,743
2.34%, 8/15/2023 (a)	152,910	133,634
2.30%, 11/15/2023 (a)	88,900	77,066
2.47%, 2/15/2024 (a)	59,076	50,826
3.41%, 5/15/2024 (a)	17,278	14,753
2.92%, 8/15/2024 (a)	51,591	43,716
4.50%, 11/15/2024 (a)	33,200	27,916
5.89%, 2/15/2025 (a)	6,601	5,507
2.01%, 8/15/2025 (a)	10,990	9,019
4.78%, 2/15/2026 (a)	6,700	5,413
4.94%, 5/15/2026 (a)	24,999	20,018
3.92%, 11/15/2026 (a)	74,541	58,687
3.92%, 2/15/2027 (a)	25,684	20,051
3.13%, 5/15/2027 (a)	50,400	38,996
4.76%, 11/15/2027 (a)	31,028	23,584
3.90%, 5/15/2028 (a)	20,000	14,938
3.71%, 2/15/2029 (a)	81,052	58,992
3.31%, 5/15/2029 (a)	14,870	10,727
3.61%, 11/15/2029 (a)	59,956	42,546
5.66%, 2/15/2030 (a)	111,213	78,267
5.33%, 5/15/2030 (a)	44,636	31,184
4.19%, 8/15/2030 (a)	89,733	62,083
4.32%, 11/15/2030 (a)	57,436	39,406
3.57%, 5/15/2031 (a)	93,350	62,993
3.81%, 8/15/2031 (a)	70,188	46,971
3.85%, 11/15/2031 (a)	98,421	65,276
3.29%, 2/15/2032 (a)	103,866	68,254
3.60%, 5/15/2032 (a)	196,297	127,977
3.14%, 8/15/2032 (a)	199,800	129,288
3.37%, 11/15/2032 (a)	172,788	110,693
3.61%, 2/15/2033 (a)	36,300	23,051
3.81%, 5/15/2033 (a)	108,105	68,103
5.14%, 8/15/2033 (a)	24,963	15,585
5.85%, 11/15/2033 (a)	33,709	20,871
3.02%, 2/15/2034 (a)	121,891	74,820
4.04%, 5/15/2034 (a)	28,525	17,358
2.97%, 11/15/2041 (a)	97,550	45,828

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — (continued)
U.S. Treasury STRIPS Notes
1.67%, 2/15/2020 (a)	99,370	96,147

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,626,864)		7,450,544

CORPORATE BONDS — 23.3%
Aerospace & Defense — 0.3%
Airbus Finance BV (France) 2.70%, 4/17/2023 (b)	3,267	3,150
Airbus SE (France)
3.15%, 4/10/2027 (b)	4,909	4,663
3.95%, 4/10/2047 (b)	1,046	963
BAE Systems Holdings, Inc. (United Kingdom)
6.38%, 6/1/2019 (b)	2,107	2,138
3.80%, 10/7/2024 (b)	5,000	4,926
BAE Systems plc (United Kingdom) 5.80%, 10/11/2041 (b)	2,500	2,800
Harris Corp.
3.83%, 4/27/2025	7,570	7,350
4.85%, 4/27/2035	1,918	1,907
Lockheed Martin Corp.
2.50%, 11/23/2020	897	882
4.50%, 5/15/2036	7,200	7,305
4.07%, 12/15/2042	3,082	2,864
Northrop Grumman Corp. 3.20%, 2/1/2027	5,364	5,034
3.25%, 1/15/2028	1,700	1,581
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	1,794	2,349
Precision Castparts Corp. 3.25%, 6/15/2025	8,650	8,342
Rockwell Collins, Inc.
3.20%, 3/15/2024	2,992	2,862
4.35%, 4/15/2047	1,161	1,063
United Technologies Corp.
3.10%, 6/1/2022	4,552	4,440
3.95%, 8/16/2025	9,385	9,274
6.70%, 8/1/2028	701	829
4.45%, 11/16/2038	3,005	2,902
4.50%, 6/1/2042	6,022	5,718
4.15%, 5/15/2045	4,246	3,795

		87,137

Air Freight & Logistics — 0.0% (c)
FedEx Corp. 3.90%, 2/1/2035	2,465	2,234

Airlines — 0.0% (c)
Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 10/29/2024	4,149	4,143

Automobiles — 0.2%
BMW US Capital LLC (Germany) 2.25%, 9/15/2023 (b)	5,568	5,147
Daimler Finance North America LLC (Germany)
2.25%, 3/2/2020 (b)	2,089	2,057
2.00%, 7/6/2021 (b)	1,250	1,193
3.35%, 2/22/2023 (b)	5,000	4,892
3.30%, 5/19/2025 (b)	1,200	1,127
Ford Motor Co. 7.45%, 7/16/2031	14,110	14,514
General Motors Co.
6.60%, 4/1/2036	15,217	14,746
5.15%, 4/1/2038	2,050	1,745
Hyundai Capital America
2.00%, 7/1/2019 (b)	2,560	2,537
3.00%, 3/18/2021 (b)	7,600	7,445
Kia Motors Corp. (South Korea) 2.63%, 4/21/2021 (b)	904	877
Nissan Motor Acceptance Corp.
3.15%, 3/15/2021 (b)	4,080	4,016
1.90%, 9/14/2021 (b)	3,520	3,337

		63,633

Banks — 4.6%
ABN AMRO Bank NV (Netherlands)
2.45%, 6/4/2020 (b)	9,759	9,611
4.75%, 7/28/2025 (b)	7,879	7,798
AIB Group plc (Ireland) 4.75%, 10/12/2023 (b)	13,710	13,479
ANZ New Zealand Int’l Ltd. (New Zealand)
2.60%, 9/23/2019 (b)	16,050	15,964
2.85%, 8/6/2020 (b)	3,016	2,979
2.75%, 1/22/2021 (b)	3,435	3,374
3.45%, 1/21/2028 (b)	2,000	1,892
ASB Bank Ltd. (New Zealand) 3.75%, 6/14/2023 (b)	1,700	1,690
Australia & New Zealand Banking Group Ltd. (Australia)
4.88%, 1/12/2021 (b)	2,571	2,642
4.40%, 5/19/2026 (b)	1,834	1,764
Banco Santander SA (Spain)
3.13%, 2/23/2023	5,000	4,686
4.38%, 4/12/2028	6,800	6,272
Bank of America Corp.
Series L, 2.65%, 4/1/2019	2,530	2,526
Series L, 2.25%, 4/21/2020	10,294	10,140
2.50%, 10/21/2022	6,212	5,914
3.30%, 1/11/2023	9,404	9,171
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (d)	6,248	6,093
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (d)	10,925	10,562
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (d)	20,618	19,770
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (d)	1,890	1,851
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (d)	530	525

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Banks — continued
4.00%, 1/22/2025	18,371	17,825
Series L, 3.95%, 4/21/2025	8,782	8,487
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (d)	1,840	1,733
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (d)	5,215	4,973
4.45%, 3/3/2026	5,041	4,951
4.25%, 10/22/2026	6,055	5,867
3.25%, 10/21/2027	20,908	19,216
(ICE LIBOR USD 3 Month + 1.51%), 3.70%, 4/24/2028 (d)	10,025	9,465
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (d)	27,187	25,071
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (d)	26,230	25,235
Bank of Montreal (Canada) 2.35%, 9/11/2022 (e)	7,632	7,302
Bank of Nova Scotia (The) (Canada)
2.50%, 1/8/2021	8,455	8,289
1.88%, 9/20/2021 (b)	4,470	4,305
2.70%, 3/7/2022	1,487	1,444
Banque Federative du Credit Mutuel SA (France) 2.00%, 4/12/2019 (b)	1,977	1,969
Barclays plc (United Kingdom) 3.68%, 1/10/2023	8,672	8,274
(ICE LIBOR USD 3 Month + 1.36%), 4.34%, 5/16/2024 (d)	4,000	3,880
3.65%, 3/16/2025	15,214	13,971
4.38%, 1/12/2026	10,993	10,394
5.20%, 5/12/2026	3,000	2,857
BB&T Corp.
6.85%, 4/30/2019	1,480	1,503
5.25%, 11/1/2019	2,466	2,506
2.63%, 6/29/2020	6,000	5,932
2.05%, 5/10/2021	2,200	2,129
BNP Paribas SA (France)
3.50%, 3/1/2023 (b)	3,000	2,892
3.38%, 1/9/2025 (b)	6,025	5,609
BNZ International Funding Ltd. (New Zealand)
2.10%, 9/14/2021 (b)	4,300	4,114
2.65%, 11/3/2022 (b)	3,708	3,548
3.38%, 3/1/2023 (b)	4,500	4,405
Canadian Imperial Bank of Commerce (Canada)
1.60%, 9/6/2019	2,740	2,708
2.25%, 7/21/2020 (b)	12,882	12,702
2.70%, 2/2/2021	3,000	2,948
Capital One Bank USA NA 3.38%, 2/15/2023	9,474	9,092
Capital One NA 2.40%, 9/5/2019	4,190	4,163
Citigroup, Inc.
2.40%, 2/18/2020	5,000	4,943
2.65%, 10/26/2020	7,940	7,804
2.70%, 3/30/2021	8,395	8,212
2.35%, 8/2/2021 (e)	2,309	2,227
2.75%, 4/25/2022	12,240	11,772
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (d)	6,399	6,248
3.88%, 3/26/2025	3,077	2,960
4.40%, 6/10/2025	7,400	7,273
5.50%, 9/13/2025	4,296	4,476
3.70%, 1/12/2026	12,625	11,996
3.40%, 5/1/2026	6,100	5,681
4.30%, 11/20/2026	6,200	5,974
4.45%, 9/29/2027	1,491	1,440
6.63%, 1/15/2028	3,363	3,850
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (d)	8,000	7,483
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (d)	5,000	4,605
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (d)	3,330	2,926
8.13%, 7/15/2039	1,424	1,950
5.88%, 1/30/2042	1,842	2,046
5.30%, 5/6/2044	698	695
4.75%, 5/18/2046	6,570	6,043
Citizens Bank NA 3.70%, 3/29/2023	9,645	9,575
Citizens Financial Group, Inc. 2.38%, 7/28/2021	1,590	1,534
Comerica, Inc. 2.13%, 5/23/2019	2,140	2,129
Commonwealth Bank of Australia (Australia)
2.00%, 9/6/2021 (b)	4,035	3,873
3.45%, 3/16/2023 (b)	8,740	8,643
4.50%, 12/9/2025 (b)	4,920	4,778
2.85%, 5/18/2026 (b)	7,040	6,490
Cooperatieve Rabobank UA (Netherlands)
2.50%, 1/19/2021	5,500	5,379
3.88%, 2/8/2022	11,498	11,564
4.38%, 8/4/2025	15,753	15,387
5.80%, 9/30/2110 (b)	3,139	3,383
Credit Agricole SA (France)
3.75%, 4/24/2023 (b)	3,800	3,691
4.38%, 3/17/2025 (b)	4,405	4,232
4.13%, 1/10/2027 (b)	6,616	6,271
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)
2.75%, 3/26/2020	1,764	1,742
3.80%, 6/9/2023	8,035	7,828
3.75%, 3/26/2025	5,499	5,215
Danske Bank A/S (Denmark)
2.00%, 9/8/2021 (b)	4,287	4,041
2.70%, 3/2/2022 (b)	4,254	4,056
Discover Bank
3.35%, 2/6/2023	2,185	2,101
4.20%, 8/8/2023	5,100	5,060
4.25%, 3/13/2026	8,109	7,859
Fifth Third Bancorp 3.95%, 3/14/2028	6,740	6,585
Fifth Third Bank
2.38%, 4/25/2019	6,100	6,084
2.88%, 10/1/2021	2,846	2,795

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Banks — continued
HSBC Bank plc (United Kingdom) 4.75%, 1/19/2021 (b)	8,968	9,154
HSBC Holdings plc (United Kingdom)
2.65%, 1/5/2022	20,855	20,078
4.00%, 3/30/2022	12,977	13,055
3.60%, 5/25/2023	12,403	12,153
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (d)	2,628	2,519
4.25%, 3/14/2024	6,038	5,914
4.25%, 8/18/2025	4,932	4,731
4.38%, 11/23/2026 (e)	3,162	3,033
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (d)	9,677	9,168
Huntington Bancshares, Inc.
3.15%, 3/14/2021	2,357	2,329
2.30%, 1/14/2022	10,169	9,713
Huntington National Bank (The) 2.88%, 8/20/2020	6,583	6,521
Industrial & Commercial Bank of China Ltd. (China) 2.45%, 10/20/2021	6,900	6,633
ING Groep NV (Netherlands)
4.10%, 10/2/2023	16,700	16,558
3.95%, 3/29/2027	2,572	2,434
Intesa Sanpaolo SpA (Italy)
3.88%, 7/14/2027 (b)	6,217	5,070
3.88%, 1/12/2028 (b)	3,799	3,066
KeyBank NA 3.18%, 5/22/2022	4,225	4,159
KeyCorp
2.90%, 9/15/2020	2,136	2,113
5.10%, 3/24/2021	2,200	2,276
4.15%, 10/29/2025	4,755	4,770
Lloyds Bank plc (United Kingdom) 2.40%, 3/17/2020	7,500	7,387
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (d)	6,788	6,378
4.45%, 5/8/2025	6,285	6,163
4.58%, 12/10/2025	4,700	4,437
4.38%, 3/22/2028	6,745	6,338
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.95%, 3/1/2021	3,453	3,407
3.00%, 2/22/2022	2,713	2,662
3.76%, 7/26/2023	10,000	9,976
2.53%, 9/13/2023	3,463	3,282
Mitsubishi UFJ Trust & Banking Corp. (Japan) 2.45%, 10/16/2019 (b)	10,300	10,232
Mizuho Bank Ltd. (Japan) 2.65%, 9/25/2019 (b)	3,167	3,157
Mizuho Financial Group, Inc. (Japan)
2.63%, 4/12/2021 (b)	4,462	4,357
2.95%, 2/28/2022	1,449	1,411
3.17%, 9/11/2027	4,000	3,725
MUFG Bank Ltd. (Japan) 2.30%, 3/5/2020 (b)	1,000	986
MUFG Union Bank NA 2.25%, 5/6/2019	1,675	1,669
National Australia Bank Ltd. (Australia)
2.63%, 7/23/2020	4,000	3,947
2.50%, 1/12/2021	9,625	9,423
3.38%, 1/14/2026 (e)	13,717	13,165
Nordea Bank AB (Finland)
4.88%, 1/27/2020 (b)	8,450	8,591
4.25%, 9/21/2022 (b)	6,408	6,384
PNC Financial Services Group, Inc. (The)
6.70%, 6/10/2019	1,839	1,873
5.13%, 2/8/2020	7,391	7,542
4.38%, 8/11/2020	5,904	5,990
2.85%, 11/9/2022 (f)	5,000	4,844
3.90%, 4/29/2024	1,500	1,486
Regions Financial Corp.
3.20%, 2/8/2021	6,594	6,502
3.80%, 8/14/2023	1,970	1,952
Royal Bank of Canada (Canada)
1.88%, 2/5/2020	8,000	7,891
4.65%, 1/27/2026	5,585	5,656
Royal Bank of Scotland Group plc (United Kingdom) 3.88%, 9/12/2023	6,150	5,825
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (d)	2,780	2,707
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (d)	2,270	2,147
Santander UK Group Holdings plc (United Kingdom)
3.57%, 1/10/2023	6,200	5,925
4.75%, 9/15/2025 (b)	6,200	5,803
Santander UK plc (United Kingdom) 2.50%, 3/14/2019	6,414	6,406
Societe Generale SA (France)
2.50%, 4/8/2021 (b)	6,000	5,841
4.25%, 4/14/2025 (b)(e)	5,280	5,009
SouthTrust Bank 7.69%, 5/15/2025	2,197	2,529
SpareBank 1 Boligkreditt A/S (Norway) 1.75%, 11/15/2019 (b)	10,603	10,469
Stadshypotek AB (Sweden) 1.88%, 10/2/2019 (b)	5,938	5,887
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (b)(d)	10,305	10,231
5.20%, 1/26/2024 (b)	5,291	5,337
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (b)(d)	3,200	3,086
4.05%, 4/12/2026 (b)	8,631	8,159
(ICE LIBOR USD 3 Month + 1.97%), 4.87%, 3/15/2033 (b)(d)	2,000	1,892

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Banks — continued
Sumitomo Mitsui Banking Corp. (Japan) 2.45%, 1/16/2020	8,050	7,969
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.06%, 7/14/2021	4,262	4,109
2.44%, 10/19/2021	3,620	3,511
2.85%, 1/11/2022	8,755	8,535
2.78%, 10/18/2022	4,110	3,961
3.10%, 1/17/2023	9,971	9,707
3.94%, 10/16/2023	14,575	14,705
2.63%, 7/14/2026	6,102	5,495
3.01%, 10/19/2026	2,517	2,335
SunTrust Banks, Inc.
2.90%, 3/3/2021	2,637	2,599
2.70%, 1/27/2022	3,062	2,965
4.00%, 5/1/2025	4,143	4,100
Swedbank AB (Sweden) 2.20%, 3/4/2020 (b)	4,360	4,297
Toronto-Dominion Bank (The) (Canada)
2.13%, 7/2/2019 (e)	1,501	1,492
2.25%, 11/5/2019	4,063	4,028
2.13%, 4/7/2021	1,501	1,460
(USD Swap Semi 5 Year + 2.21%), 3.62%, 9/15/2031 (d)	5,021	4,692
UBS Group Funding Switzerland AG (Switzerland) 3.49%, 5/23/2023 (b)	7,735	7,507
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (b)(d)	2,156	2,060
4.13%, 9/24/2025 (b)	2,500	2,456
4.13%, 4/15/2026 (b)	6,471	6,302
United Overseas Bank Ltd. (Singapore) 3.20%, 4/23/2021 (b)	5,275	5,242
US Bancorp
Series V, 2.63%, 1/24/2022	3,191	3,114
3.00%, 3/15/2022	3,289	3,242
7.50%, 6/1/2026	1,256	1,497
Series V, 2.38%, 7/22/2026	13,566	12,154
Series X, 3.15%, 4/27/2027	1,924	1,809
US Bank NA 2.80%, 1/27/2025	6,833	6,439
Wells Fargo & Co.
3.50%, 3/8/2022	8,071	7,978
3.07%, 1/24/2023	27,889	26,938
3.30%, 9/9/2024	10,308	9,878
3.00%, 2/19/2025	6,811	6,382
3.00%, 4/22/2026	3,843	3,542
4.10%, 6/3/2026	5,921	5,715
4.30%, 7/22/2027	2,925	2,837
5.38%, 11/2/2043	2,755	2,818
4.65%, 11/4/2044	6,442	5,968
Wells Fargo Bank NA 2.60%, 1/15/2021	4,150	4,068
Westpac Banking Corp. (Australia) 4.88%, 11/19/2019 (e)	9,606	9,757
2.00%, 3/3/2020 (b)	6,405	6,310
2.50%, 6/28/2022	5,830	5,613
2.85%, 5/13/2026	7,700	7,109
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (d)	5,855	5,513

		1,281,082

Beverages — 0.5%
Anheuser-Busch Cos. LLC (Belgium)
3.65%, 2/1/2026 (b)	28,694	27,128
4.70%, 2/1/2036 (b)	12,380	11,662
4.90%, 2/1/2046 (b)	8,194	7,660
Anheuser-Busch InBev Finance, Inc. (Belgium) 3.30%, 2/1/2023	34,062	32,980
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	13,419	12,078
4.60%, 4/15/2048	5,425	4,872
4.44%, 10/6/2048	2,008	1,735
4.75%, 4/15/2058	9,288	8,202
Coca-Cola Femsa SAB de CV (Mexico) 3.88%, 11/26/2023 (e)	5,032	4,966
Constellation Brands, Inc.
4.40%, 11/15/2025	4,444	4,427
5.25%, 11/15/2048	3,091	3,074
Diageo Capital plc (United Kingdom) 4.83%, 7/15/2020	2,493	2,553
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	4,484	5,192
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	6,900	6,459
4.42%, 5/25/2025 (b)	2,714	2,673
3.43%, 6/15/2027	2,015	1,826
4.99%, 5/25/2038 (b)	3,920	3,744
PepsiCo, Inc.
4.45%, 4/14/2046	3,615	3,683
3.45%, 10/6/2046	3,150	2,738

		147,652

Biotechnology — 0.3%
AbbVie, Inc.
2.85%, 5/14/2023	4,000	3,814
3.60%, 5/14/2025	3,776	3,603
4.50%, 5/14/2035	15,614	14,329
Amgen, Inc.
3.63%, 5/15/2022	5,344	5,323
4.95%, 10/1/2041	4,336	4,298
4.66%, 6/15/2051	7,000	6,499
Baxalta, Inc.
3.60%, 6/23/2022	999	982
5.25%, 6/23/2045	327	322
Celgene Corp.
3.25%, 8/15/2022	5,865	5,701
3.63%, 5/15/2024	6,875	6,669
5.70%, 10/15/2040	4,195	4,324
4.35%, 11/15/2047	1,430	1,196
Gilead Sciences, Inc.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Biotechnology — continued
3.70%, 4/1/2024	5,713	5,670
3.50%, 2/1/2025	2,883	2,793
3.65%, 3/1/2026	3,850	3,740
4.60%, 9/1/2035	4,758	4,651
4.00%, 9/1/2036 (e)	1,725	1,578

		75,492

Building Products — 0.1%
Johnson Controls International plc
3.75%, 12/1/2021	4,124	4,144
5.25%, 12/1/2041	6,278	6,043
4.95%, 7/2/2064 (f)	3,676	3,307
Masco Corp. 6.50%, 8/15/2032	10,095	10,845

		24,339

Capital Markets — 2.4%
Ameriprise Financial, Inc. 2.88%, 9/15/2026	8,146	7,444
Bank of New York Mellon Corp. (The)
Series G, 2.20%, 5/15/2019	1,667	1,660
4.60%, 1/15/2020	3,363	3,416
2.60%, 8/17/2020	8,088	7,999
2.05%, 5/3/2021	2,020	1,951
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (d)	6,424	6,199
2.20%, 8/16/2023	3,110	2,898
3.25%, 9/11/2024	3,800	3,685
2.80%, 5/4/2026	1,043	967
BlackRock, Inc.
Series 2, 5.00%, 12/10/2019	4,190	4,276
4.25%, 5/24/2021 (e)	4,145	4,244
3.50%, 3/18/2024	3,515	3,504
Blackstone Holdings Finance Co. LLC
5.88%, 3/15/2021 (b)	12,555	13,162
4.45%, 7/15/2045 (b)	3,107	2,811
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	3,664	3,413
4.70%, 9/20/2047	5,253	4,852
Carlyle Promissory Note 4.44%, 7/15/2019 ‡	558	556
CDP Financial, Inc. (Canada) 4.40%, 11/25/2019 (b)	2,690	2,728
Charles Schwab Corp. (The)
3.23%, 9/1/2022	1,435	1,419
3.20%, 3/2/2027	5,710	5,397
3.20%, 1/25/2028	1,270	1,189
CME Group, Inc.
3.00%, 9/15/2022	9,865	9,723
3.00%, 3/15/2025	5,537	5,307
5.30%, 9/15/2043	1,004	1,132
Credit Suisse AG (Switzerland)
2.30%, 5/28/2019	3,733	3,719
3.00%, 10/29/2021 (e)	1,626	1,592
3.63%, 9/9/2024	2,700	2,626
Credit Suisse Group AG (Switzerland)
3.57%, 1/9/2023 (b)	10,753	10,455
4.28%, 1/9/2028 (b)	9,016	8,594
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (b)(d)(e)	2,991	2,758
Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (b)	5,276	5,159
Deutsche Bank AG (Germany)
4.25%, 10/14/2021	13,886	13,548
3.30%, 11/16/2022	6,440	6,005
FMR LLC 6.45%, 11/15/2039 (b)	2,242	2,708
Goldman Sachs Group, Inc. (The)
5.38%, 3/15/2020	14,150	14,474
2.35%, 11/15/2021	33,026	31,529
3.00%, 4/26/2022	12,883	12,472
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (d)	16,417	15,840
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (d)	16,250	15,576
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (d)	11,501	10,976
3.50%, 1/23/2025	5,018	4,749
3.75%, 5/22/2025	22,195	21,202
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (d)	13,398	12,495
4.25%, 10/21/2025	10,573	10,201
3.50%, 11/16/2026	15,775	14,538
3.85%, 1/26/2027	18,677	17,576
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (d)	13,876	12,844
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (d)	13,000	12,433
6.75%, 10/1/2037	1,435	1,633
ING Bank NV (Netherlands)
1.65%, 8/15/2019 (b)	6,000	5,939
2.50%, 10/1/2019 (b)	4,910	4,885
Intercontinental Exchange, Inc. 4.00%, 10/15/2023 (e)	5,021	5,105
Invesco Finance plc
4.00%, 1/30/2024	3,914	3,876
3.75%, 1/15/2026	2,510	2,410
Jefferies Group LLC 6.45%, 6/8/2027	3,725	3,922
Macquarie Bank Ltd. (Australia)
2.60%, 6/24/2019 (b)	7,499	7,476
2.85%, 7/29/2020 (b)	6,300	6,229
4.00%, 7/29/2025 (b)	6,300	6,162
Macquarie Group Ltd. (Australia)
6.00%, 1/14/2020 (b)(e)	12,655	12,979
6.25%, 1/14/2021 (b)	9,649	10,119
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (b)(d)	10,050	9,123
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (b)(d)(e)	14,000	13,871
Morgan Stanley
7.30%, 5/13/2019	7,533	7,669
5.63%, 9/23/2019	12,752	12,982
2.65%, 1/27/2020	4,100	4,066
5.50%, 7/24/2020	3,130	3,222
5.75%, 1/25/2021	6,509	6,776
2.50%, 4/21/2021	7,500	7,294

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Capital Markets — continued
5.50%, 7/28/2021	4,701	4,904
2.75%, 5/19/2022	2,000	1,927
3.13%, 1/23/2023	10,000	9,659
3.75%, 2/25/2023	13,243	13,117
4.10%, 5/22/2023	9,880	9,802
3.70%, 10/23/2024	7,335	7,135
4.00%, 7/23/2025	21,227	20,770
5.00%, 11/24/2025	9,322	9,451
3.88%, 1/27/2026	10,005	9,646
3.13%, 7/27/2026	2,254	2,059
4.35%, 9/8/2026	1,640	1,592
3.63%, 1/20/2027 (e)	17,528	16,529
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (d)	13,333	12,422
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (d)	7,397	6,983
Nomura Holdings, Inc. (Japan) 6.70%, 3/4/2020	2,610	2,715
Northern Trust Corp.
(ICE LIBOR USD 3 Month + 1.13%), 3.37%, 5/8/2032 (d)	2,762	2,564
State Street Corp.
3.10%, 5/15/2023	3,191	3,094
3.70%, 11/20/2023	5,771	5,765
3.55%, 8/18/2025	17,629	17,284
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	2,279	2,235
UBS AG (Switzerland) 2.38%, 8/14/2019	6,665	6,626

		666,018

Chemicals — 0.4%
Air Liquide Finance SA (France) 2.25%, 9/27/2023 (b)	4,179	3,928
Albemarle Corp. 5.45%, 12/1/2044	3,800	3,718
Chevron Phillips Chemical Co. LLC
3.40%, 12/1/2026 (b)	4,530	4,350
3.70%, 6/1/2028 (b)	8,300	8,146
Dow Chemical Co. (The)
3.00%, 11/15/2022	5,954	5,744
4.25%, 10/1/2034	1,206	1,085
DowDuPont, Inc.
4.49%, 11/15/2025	8,780	8,875
5.32%, 11/15/2038	3,778	3,854
Ecolab, Inc.
3.25%, 1/14/2023	3,636	3,590
3.25%, 12/1/2027	2,348	2,224
International Flavors & Fragrances, Inc.
4.45%, 9/26/2028	3,786	3,759
5.00%, 9/26/2048	4,346	4,179
Mosaic Co. (The)
5.45%, 11/15/2033	5,054	5,127
4.88%, 11/15/2041	449	408
5.63%, 11/15/2043	9,871	9,894
Nutrien Ltd. (Canada)
6.50%, 5/15/2019	3,408	3,458
3.38%, 3/15/2025	3,196	2,983
3.00%, 4/1/2025	2,326	2,148
4.13%, 3/15/2035	6,522	5,786
5.25%, 1/15/2045	4,962	4,819
Praxair, Inc. 2.65%, 2/5/2025	2,612	2,440
Sherwin-Williams Co. (The) 3.13%, 6/1/2024	2,788	2,637
Union Carbide Corp.
7.50%, 6/1/2025	5,426	6,250
7.75%, 10/1/2096	5,919	7,062
Westlake Chemical Corp. 4.38%, 11/15/2047	2,758	2,316

		108,780

Commercial Services & Supplies — 0.0% (c)
Republic Services, Inc.
3.55%, 6/1/2022	4,309	4,283
2.90%, 7/1/2026	2,099	1,942

		6,225

Communications Equipment — 0.1%
Cisco Systems, Inc.
3.00%, 6/15/2022	6,539	6,445
3.63%, 3/4/2024	4,500	4,519
5.90%, 2/15/2039	4,475	5,366
5.50%, 1/15/2040	4,179	4,827

		21,157

Construction & Engineering — 0.0% (c)
Mexico City Airport Trust (Mexico)
4.25%, 10/31/2026 (b)	8,050	6,575
5.50%, 7/31/2047 (b)	1,777	1,324

		7,899

Construction Materials — 0.1%
CRH America, Inc. (Ireland)
3.88%, 5/18/2025 (b)	2,811	2,697
5.13%, 5/18/2045 (b)	6,052	5,813
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	5,785	5,277

		13,787

Consumer Finance — 0.7%
AerCap Ireland Capital DAC (Ireland)
3.30%, 1/23/2023	3,849	3,662
3.50%, 1/15/2025 (e)	3,800	3,484
American Express Co. 3.40%, 2/27/2023	4,100	4,009
American Express Credit Corp.
2.38%, 5/26/2020	7,590	7,481
2.25%, 5/5/2021	6,701	6,496
2.70%, 3/3/2022	4,250	4,126
American Honda Finance Corp.
2.25%, 8/15/2019	598	592
2.90%, 2/16/2024	5,285	5,065
2.30%, 9/9/2026	1,185	1,065
Capital One Financial Corp.
3.75%, 4/24/2024	5,797	5,611
3.20%, 2/5/2025	6,093	5,622
4.20%, 10/29/2025	3,000	2,865
3.75%, 7/28/2026	7,424	6,746
Caterpillar Financial Services Corp.
1.93%, 10/1/2021	3,879	3,724
2.85%, 6/1/2022	3,873	3,793

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Consumer Finance — continued
3.25%, 12/1/2024	2,070	2,021
2.40%, 8/9/2026	5,040	4,530
Ford Motor Credit Co. LLC
3.34%, 3/18/2021	6,991	6,755
5.88%, 8/2/2021	570	581
3.34%, 3/28/2022	3,211	3,026
3.81%, 1/9/2024	13,388	12,184
4.13%, 8/4/2025	7,923	7,104
3.82%, 11/2/2027	7,000	5,901
General Motors Financial Co., Inc.
3.45%, 1/14/2022	2,097	2,022
3.45%, 4/10/2022	7,227	6,941
3.70%, 5/9/2023	8,201	7,809
3.95%, 4/13/2024	12,220	11,593
3.50%, 11/7/2024	7,535	6,896
4.00%, 1/15/2025	7,665	7,200
4.35%, 4/9/2025	9,605	9,121
4.30%, 7/13/2025	5,275	4,964
4.35%, 1/17/2027	2,007	1,854
John Deere Capital Corp.
1.70%, 1/15/2020	1,073	1,057
Series 0014, 2.45%, 9/11/2020	2,915	2,877
3.15%, 10/15/2021	2,234	2,222
2.70%, 1/6/2023	11,738	11,307
2.80%, 1/27/2023	3,237	3,139
PACCAR Financial Corp. 1.30%, 5/10/2019	2,175	2,160
Synchrony Financial 3.70%, 8/4/2026	5,832	4,966
Toyota Motor Credit Corp. 1.90%, 4/8/2021	2,179	2,114

		194,685

Containers & Packaging — 0.1%
International Paper Co.
3.00%, 2/15/2027	5,111	4,601
5.00%, 9/15/2035	1,670	1,622
8.70%, 6/15/2038	2,650	3,546
7.30%, 11/15/2039	3,945	4,650
WRKCo., Inc.
3.00%, 9/15/2024 (b)	920	848
3.75%, 3/15/2025 (b)	7,570	7,257

		22,524

Diversified Consumer Services — 0.0% (c)
President & Fellows of Harvard College 3.30%, 7/15/2056	8,351	6,977

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc.
3.75%, 8/15/2021	5,254	5,325
3.00%, 2/11/2023	2,326	2,287
CK Hutchison International Ltd. (Hong Kong)
1.88%, 10/3/2021 (b)	4,160	3,959
2.75%, 10/3/2026 (b)	6,500	5,857
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	44,099	41,918
3.37%, 11/15/2025	4,815	4,158
4.42%, 11/15/2035	44,907	36,218
GTP Acquisition Partners I LLC
2.35%, 6/15/2020 (b)	10,258	10,053
3.48%, 6/16/2025 (b)	11,667	11,273
Hutchison Whampoa International 12 II Ltd. (Hong Kong) 3.25%, 11/8/2022 (b)	3,907	3,836
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan) 2.65%, 9/19/2022 (b)	4,255	4,056
National Rural Utilities Cooperative Finance Corp.
2.95%, 2/7/2024	2,585	2,509
3.40%, 2/7/2028	12,000	11,538
Nationwide Building Society (United Kingdom) 6.25%, 2/25/2020 (b)	2,950	3,039
ORIX Corp. (Japan)
2.90%, 7/18/2022	3,775	3,658
3.70%, 7/18/2027	4,000	3,793
Private Export Funding Corp.
Series Z, 4.38%, 3/15/2019	8,428	8,471
Series EE, 2.80%, 5/15/2022	10,700	10,642
Series KK, 3.55%, 1/15/2024	12,505	12,810
Shell International Finance BV (Netherlands)
2.13%, 5/11/2020	8,042	7,922
4.13%, 5/11/2035	12,770	12,409
Siemens Financieringsmaatschappij NV (Germany)
2.90%, 5/27/2022 (b)	4,371	4,264
3.13%, 3/16/2024 (b)	3,440	3,336
2.35%, 10/15/2026 (b)	6,000	5,367
4.40%, 5/27/2045 (b)	3,421	3,379
3.30%, 9/15/2046 (b)	3,050	2,511
Voya Financial, Inc.
3.13%, 7/15/2024	1,150	1,082
3.65%, 6/15/2026	4,230	3,983

		229,653

Diversified Telecommunication Services — 0.9%
AT&T, Inc.
3.95%, 1/15/2025	7,298	7,046
3.40%, 5/15/2025	21,890	20,376
4.13%, 2/17/2026	6,161	5,941
4.30%, 2/15/2030	38,426	35,805
4.50%, 5/15/2035	5,845	5,180
5.25%, 3/1/2037 (e)	3,500	3,332
4.90%, 8/15/2037 (b)	12,239	11,124
6.00%, 8/15/2040	11,179	11,275
5.35%, 9/1/2040	12,806	12,090
6.38%, 3/1/2041	2,861	2,989
4.30%, 12/15/2042	3,861	3,198
4.35%, 6/15/2045	4,439	3,633
5.15%, 11/15/2046	3,000	2,718
British Telecommunications plc (United Kingdom)
2.35%, 2/14/2019	2,203	2,199
9.63%, 12/15/2030 (f)	879	1,191
Centel Capital Corp.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Diversified Telecommunication Services — continued
9.00%, 10/15/2019	4,036	4,172
Deutsche Telekom International Finance BV (Germany)
6.00%, 7/8/2019	1,816	1,846
2.82%, 1/19/2022 (b)	1,100	1,067
3.60%, 1/19/2027 (b)	4,724	4,401
4.88%, 3/6/2042 (b)(e)	2,087	1,994
Qwest Corp. 6.75%, 12/1/2021	7,308	7,617
Telefonica Emisiones SAU (Spain)
5.13%, 4/27/2020	4,358	4,447
5.46%, 2/16/2021	2,025	2,094
4.10%, 3/8/2027	2,784	2,638
4.67%, 3/6/2038 (e)	5,130	4,537
Verizon Communications, Inc.
3.45%, 3/15/2021	4,647	4,654
3.50%, 11/1/2021	6,192	6,194
3.38%, 2/15/2025	13,346	12,844
4.13%, 3/16/2027	6,080	6,012
4.33%, 9/21/2028	11,983	11,910
4.50%, 8/10/2033	12,088	11,786
4.40%, 11/1/2034	27,768	26,345
4.27%, 1/15/2036	3,373	3,095
5.25%, 3/16/2037	2,773	2,850

		248,600

Electric Utilities — 1.4%
Alabama Power Co.
6.13%, 5/15/2038	1,904	2,259
6.00%, 3/1/2039	769	902
4.10%, 1/15/2042	923	856
Appalachian Power Co. Series P, 6.70%, 8/15/2037	3,740	4,438
Arizona Public Service Co.
2.20%, 1/15/2020	748	740
5.05%, 9/1/2041	3,036	3,179
Baltimore Gas & Electric Co.
2.80%, 8/15/2022	4,419	4,278
3.50%, 8/15/2046	3,755	3,178
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	5,049	4,653
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (b)	10,625	9,981
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (b)	3,890	3,652
5.95%, 12/15/2036	840	928
Comision Federal de Electricidad (Mexico) 4.88%, 5/26/2021 (b)	4,791	4,749
Commonwealth Edison Co. 3.65%, 6/15/2046	3,615	3,162
Connecticut Light & Power Co. (The) 4.00%, 4/1/2048	4,147	3,884
DTE Electric Co. 2.65%, 6/15/2022	1,687	1,642
Duke Energy Carolinas LLC
6.00%, 1/15/2038	1,397	1,659
4.25%, 12/15/2041	1,228	1,180
Duke Energy Corp.
3.55%, 9/15/2021	2,660	2,652
2.65%, 9/1/2026	1,382	1,234
Duke Energy Indiana LLC
3.75%, 7/15/2020	3,462	3,489
6.35%, 8/15/2038	2,780	3,419
3.75%, 5/15/2046	4,500	4,031
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	3,297	2,884
Duke Energy Progress LLC
5.30%, 1/15/2019	1,794	1,799
3.00%, 9/15/2021	3,230	3,202
2.80%, 5/15/2022	2,911	2,849
3.25%, 8/15/2025	2,985	2,902
4.10%, 5/15/2042	1,886	1,760
4.10%, 3/15/2043	1,569	1,486
4.15%, 12/1/2044	2,258	2,125
3.70%, 10/15/2046	1,616	1,414
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (b)	5,170	4,800
Edison International 4.13%, 3/15/2028	2,670	2,506
Electricite de France SA (France)
2.15%, 1/22/2019 (b)	3,961	3,956
6.00%, 1/22/2114 (b)(e)	6,600	6,402
Enel Finance International NV (Italy)
4.63%, 9/14/2025 (b)	3,310	3,127
3.63%, 5/25/2027 (b)	4,590	3,955
3.50%, 4/6/2028 (b)	4,500	3,766
6.00%, 10/7/2039 (b)	897	881
Entergy Arkansas, Inc. 3.50%, 4/1/2026	2,631	2,576
Entergy Corp. 2.95%, 9/1/2026	2,469	2,238
Entergy Louisiana LLC
2.40%, 10/1/2026	4,979	4,484
3.25%, 4/1/2028	1,551	1,470
3.05%, 6/1/2031	4,606	4,143
4.00%, 3/15/2033	3,430	3,352
Entergy Mississippi, Inc. 2.85%, 6/1/2028	3,688	3,364
Evergy, Inc. 4.85%, 6/1/2021	4,351	4,439
Exelon Corp.
3.50%, 6/1/2022 (f)	5,000	4,849
3.40%, 4/15/2026	1,177	1,100
FirstEnergy Corp. Series C, 4.85%, 7/15/2047	2,015	1,939
Florida Power & Light Co.
5.95%, 2/1/2038	897	1,076
3.95%, 3/1/2048	4,000	3,714
Fortis, Inc. (Canada)
2.10%, 10/4/2021	445	426
3.06%, 10/4/2026	20,000	18,119
Hydro-Quebec (Canada)
9.40%, 2/1/2021	1,614	1,819
Series HY, 8.40%, 1/15/2022	7,174	8,181

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Electric Utilities — continued
Series IO, 8.05%, 7/7/2024	2,642	3,233
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	8,609	8,432
ITC Holdings Corp. 2.70%, 11/15/2022	900	859
Jersey Central Power & Light Co.
7.35%, 2/1/2019	269	271
6.15%, 6/1/2037	1,740	1,978
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	3,834	4,007
Kansas City Power & Light Co.
3.15%, 3/15/2023	3,255	3,173
5.30%, 10/1/2041	8,968	9,574
Korea Southern Power Co. Ltd. (South Korea) 3.00%, 1/29/2021 (b)	2,906	2,859
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	2,759	2,654
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	4,957	4,455
MidAmerican Energy Co. 3.10%, 5/1/2027	464	442
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	4,530	4,385
Nevada Power Co.
Series N, 6.65%, 4/1/2036	700	883
5.38%, 9/15/2040	1,287	1,413
5.45%, 5/15/2041	3,354	3,702
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (b)	3,024	2,739
NextEra Energy Capital Holdings, Inc.
2.40%, 9/15/2019	2,651	2,630
3.55%, 5/1/2027	2,239	2,112
Niagara Mohawk Power Corp.
4.88%, 8/15/2019 (b)	1,457	1,472
3.51%, 10/1/2024 (b)	3,051	3,010
Northern States Power Co.
6.25%, 6/1/2036	2,242	2,750
Ohio Edison Co. 6.88%, 7/15/2036	780	981
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029 (b)	1,076	1,217
Pacific Gas & Electric Co.
3.25%, 9/15/2021	1,265	1,154
2.45%, 8/15/2022	5,047	4,451
3.25%, 6/15/2023	1,794	1,578
3.50%, 6/15/2025	5,781	5,004
2.95%, 3/1/2026	3,349	2,763
4.50%, 12/15/2041	6,511	5,189
4.45%, 4/15/2042	1,681	1,357
PacifiCorp
2.95%, 2/1/2022	897	884
3.60%, 4/1/2024	2,765	2,762
PECO Energy Co. 2.38%, 9/15/2022	5,022	4,808
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	1,570	1,458
Pepco Holdings LLC 7.45%, 8/15/2032	3,507	4,215
Potomac Electric Power Co. 6.50%, 11/15/2037	1,184	1,482
PPL Capital Funding, Inc. 4.00%, 9/15/2047	2,148	1,873
PPL Electric Utilities Corp. 2.50%, 9/1/2022	1,543	1,487
Progress Energy, Inc.
4.40%, 1/15/2021	3,388	3,443
3.15%, 4/1/2022	3,380	3,307
7.75%, 3/1/2031	1,327	1,726
7.00%, 10/30/2031	2,600	3,238
Public Service Co. of Colorado
3.20%, 11/15/2020	1,040	1,037
3.55%, 6/15/2046	1,175	1,001
Public Service Co. of Oklahoma
5.15%, 12/1/2019	1,242	1,267
4.40%, 2/1/2021	1,761	1,778
Series G, 6.63%, 11/15/2037	3,901	4,808
Public Service Electric & Gas Co.
Series I, 1.80%, 6/1/2019	740	735
3.00%, 5/15/2025	6,334	6,079
5.38%, 11/1/2039	1,021	1,126
Southern California Edison Co.
3.88%, 6/1/2021	886	885
1.85%, 2/1/2022	1,227	1,185
Series C, 3.50%, 10/1/2023	2,854	2,777
Series B, 3.65%, 3/1/2028	4,300	4,093
6.00%, 1/15/2034	895	950
6.05%, 3/15/2039	2,197	2,403
3.90%, 12/1/2041	3,408	2,855
Southern Co. (The) 3.25%, 7/1/2026	3,108	2,875
Southwestern Public Service Co. 4.50%, 8/15/2041	2,700	2,688
State Grid Overseas Investment Ltd. (China) 3.75%, 5/2/2023 (b)	2,000	1,997
Three Gorges Finance I Cayman Islands Ltd. (China) 3.15%, 6/2/2026 (b)	2,482	2,301
Toledo Edison Co. (The) 6.15%, 5/15/2037	5,800	6,784
Union Electric Co.
2.95%, 6/15/2027	2,862	2,703
4.00%, 4/1/2048	1,600	1,500
Virginia Electric & Power Co.
3.45%, 2/15/2024	1,280	1,266
Series A, 3.80%, 4/1/2028	4,865	4,784
Series A, 6.00%, 5/15/2037	2,100	2,407
Xcel Energy, Inc.
3.30%, 6/1/2025	2,600	2,493
6.50%, 7/1/2036	2,328	2,893
4.80%, 9/15/2041	829	845

		377,173

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Electrical Equipment — 0.0% (c)
ABB Finance USA, Inc. (Switzerland)
2.88%, 5/8/2022	2,092	2,042
4.38%, 5/8/2042	928	903
Eaton Corp.
7.63%, 4/1/2024	1,794	2,049
4.00%, 11/2/2032	1,247	1,193

		6,187

Electronic Equipment, Instruments & Components — 0.0% (c)
Arrow Electronics, Inc.
4.50%, 3/1/2023	1,595	1,601
3.25%, 9/8/2024	3,162	2,931
3.88%, 1/12/2028	3,541	3,234

		7,766

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC 5.13%, 9/15/2040	3,910	3,716
Halliburton Co.
3.50%, 8/1/2023	2,882	2,822
4.85%, 11/15/2035 (e)	3,583	3,503
7.45%, 9/15/2039	2,200	2,746
7.60%, 8/15/2096 (b)	2,242	2,742
Schlumberger Holdings Corp.
3.63%, 12/21/2022 (b)	6,120	6,038
4.00%, 12/21/2025 (b)	740	726
Schlumberger Investment SA 3.30%, 9/14/2021 (b)	2,931	2,922

		25,215

Entertainment — 0.3%
21st Century Fox America, Inc.
8.88%, 4/26/2023	942	1,124
9.50%, 7/15/2024	1,525	1,924
7.30%, 4/30/2028	3,946	4,877
7.63%, 11/30/2028	2,690	3,422
6.65%, 11/15/2037	2,690	3,419
6.15%, 2/15/2041	2,337	2,835
NBCUniversal Media LLC
4.38%, 4/1/2021	6,080	6,202
5.95%, 4/1/2041	4,575	5,065
Viacom, Inc.
3.88%, 4/1/2024	5,562	5,502
6.88%, 4/30/2036	3,978	4,321
4.38%, 3/15/2043	6,243	5,065
Walt Disney Co. (The)
1.85%, 7/30/2026	3,829	3,353
3.00%, 7/30/2046	1,190	940
Warner Media LLC
4.75%, 3/29/2021	3,640	3,727
3.55%, 6/1/2024	5,385	5,166
3.60%, 7/15/2025	11,975	11,230
5.38%, 10/15/2041	1,573	1,495

		69,667

Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.
5.90%, 11/1/2021	260	275
3.50%, 1/31/2023	5,919	5,761
5.00%, 2/15/2024	4,305	4,447
3.38%, 10/15/2026	4,378	4,017
American Tower Trust #1 3.07%, 3/15/2023 (b)	6,220	6,090
AvalonBay Communities, Inc.
2.85%, 3/15/2023	8,971	8,673
3.90%, 10/15/2046	1,074	943
Boston Properties LP
3.13%, 9/1/2023	3,155	3,030
3.20%, 1/15/2025	4,331	4,086
3.65%, 2/1/2026	3,157	3,020
Brixmor Operating Partnership LP
3.65%, 6/15/2024	2,740	2,628
3.85%, 2/1/2025	5,585	5,347
Crown Castle International Corp.
4.88%, 4/15/2022	5,203	5,339
5.25%, 1/15/2023	2,900	3,002
4.00%, 3/1/2027	2,066	1,977
Digital Realty Trust LP 3.70%, 8/15/2027	2,507	2,330
Duke Realty LP 3.25%, 6/30/2026	1,814	1,706
EPR Properties
5.25%, 7/15/2023	725	745
4.50%, 6/1/2027	4,787	4,526
4.95%, 4/15/2028	4,815	4,690
Equity Commonwealth 5.88%, 9/15/2020	8,592	8,795
ERP Operating LP
4.63%, 12/15/2021	2,255	2,317
3.00%, 4/15/2023	7,000	6,819
2.85%, 11/1/2026	3,210	2,948
3.50%, 3/1/2028	2,815	2,683
GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (b)	7,843	7,289
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	5,157	4,808
Government Properties Income Trust
3.75%, 8/15/2019	32,529	32,612
4.00%, 7/15/2022	7,083	7,026
HCP, Inc. 4.20%, 3/1/2024	1,349	1,341
3.88%, 8/15/2024	14,719	14,299
3.40%, 2/1/2025	2,651	2,496
Liberty Property LP 3.25%, 10/1/2026	2,330	2,153
National Retail Properties, Inc.
4.00%, 11/15/2025 (e)	5,043	4,948
3.60%, 12/15/2026	5,527	5,252
Realty Income Corp.
3.88%, 4/15/2025	6,245	6,171
3.00%, 1/15/2027	2,243	2,053
4.65%, 3/15/2047	3,757	3,631
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	9,910	9,412
Select Income 3.60%, 2/1/2020	15,925	15,805
Senior Housing Properties Trust
3.25%, 5/1/2019	6,655	6,638
6.75%, 4/15/2020	5,200	5,323
4.75%, 2/15/2028 (e)	7,060	6,693
Simon Property Group LP

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Equity Real Estate Investment Trusts (REITs) — continued
4.38%, 3/1/2021	3,138	3,193
4.13%, 12/1/2021	3,838	3,897
3.75%, 2/1/2024	2,090	2,075
3.38%, 10/1/2024	3,410	3,314
SITE Centers Corp. 4.70%, 6/1/2027 (e)	2,361	2,335
UDR, Inc. 2.95%, 9/1/2026	3,081	2,789
Ventas Realty LP
3.75%, 5/1/2024	4,032	3,932
3.50%, 2/1/2025	1,929	1,835
4.13%, 1/15/2026	2,746	2,686
3.85%, 4/1/2027	4,308	4,099
VEREIT Operating Partnership LP
4.60%, 2/6/2024	11,595	11,569
4.88%, 6/1/2026	2,000	2,001
Vornado Realty LP 3.50%, 1/15/2025	4,810	4,577
Welltower, Inc.
4.50%, 1/15/2024	4,002	4,064
4.00%, 6/1/2025	5,000	4,858

		291,368

Food & Staples Retailing — 0.2%
CVS Pass-Through Trust
7.51%, 1/10/2032 (b)	5,685	6,572
4.70%, 1/10/2036 (b)	9,755	9,603
Kroger Co. (The)
7.50%, 4/1/2031	7,000	8,470
5.40%, 7/15/2040	829	823
Sysco Corp.
3.55%, 3/15/2025	3,795	3,668
3.75%, 10/1/2025	1,861	1,805
4.45%, 3/15/2048	2,300	2,098
Walgreen Co. 4.40%, 9/15/2042	3,435	2,998
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	3,000	2,933
4.50%, 11/18/2034	2,517	2,370

		41,340

Food Products — 0.3%
Bunge Ltd. Finance Corp. 3.50%, 11/24/2020	1,281	1,274
Campbell Soup Co. 3.95%, 3/15/2025	9,330	8,832
Cargill, Inc.
3.30%, 3/1/2022 (b)	6,950	6,888
3.25%, 3/1/2023 (b)	1,990	1,957
Conagra Brands, Inc.
4.60%, 11/1/2025	4,260	4,236
5.30%, 11/1/2038	10,080	9,693
General Mills, Inc.
4.00%, 4/17/2025	6,475	6,316
4.20%, 4/17/2028	4,430	4,272
4.55%, 4/17/2038	1,970	1,795
Kellogg Co. 3.40%, 11/15/2027	2,494	2,272
Kraft Heinz Foods Co.
4.00%, 6/15/2023	1,215	1,203
5.00%, 7/15/2035	2,270	2,090
6.88%, 1/26/2039	6,095	6,824
5.00%, 6/4/2042	4,392	3,957
McCormick & Co., Inc.
3.15%, 8/15/2024	2,094	1,997
3.40%, 8/15/2027	1,685	1,590
Mead Johnson Nutrition Co. (United Kingdom)
4.13%, 11/15/2025	993	1,002
4.60%, 6/1/2044	955	960
Tyson Foods, Inc.
3.95%, 8/15/2024	4,951	4,890
4.88%, 8/15/2034	5,000	4,787
Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	4,100	4,021

		80,856

Gas Utilities — 0.1%
Atmos Energy Corp.
8.50%, 3/15/2019	619	628
4.15%, 1/15/2043	7,215	6,889
4.13%, 10/15/2044	1,750	1,641
Boston Gas Co. 4.49%, 2/15/2042 (b)	2,201	2,140
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	6,500	6,106
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	1,372	1,389
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020 (e)	2,214	2,177
KeySpan Gas East Corp. 2.74%, 8/15/2026 (b)	4,242	3,881
Korea Gas Corp. (South Korea) 1.88%, 7/18/2021 (b)	4,862	4,646
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	2,103	2,648
4.80%, 3/15/2047 (b)	2,649	2,408
Southwest Gas Corp. 3.80%, 9/29/2046	3,595	3,115

		37,668

Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 3.88%, 9/15/2025	5,609	5,622
Becton Dickinson and Co. 3.73%, 12/15/2024	710	685
Covidien International Finance SA 2.95%, 6/15/2023	1,826	1,780
Danaher Corp. 2.40%, 9/15/2020	2,500	2,465
Medtronic, Inc.
3.13%, 3/15/2022	2,676	2,637
3.15%, 3/15/2022	704	694
4.38%, 3/15/2035	6,075	6,095
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	2,694	2,658

		22,636

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Health Care Providers & Services — 0.6%
Aetna, Inc.
2.80%, 6/15/2023	3,654	3,456
6.75%, 12/15/2037	2,959	3,546
4.50%, 5/15/2042	1,777	1,619
Anthem, Inc.
3.13%, 5/15/2022	4,004	3,923
3.30%, 1/15/2023	2,354	2,303
4.10%, 3/1/2028 (e)	5,485	5,321
4.63%, 5/15/2042	3,477	3,257
4.65%, 1/15/2043	3,394	3,216
4.65%, 8/15/2044	4,149	3,934
CVS Health Corp.
4.00%, 12/5/2023	5,196	5,158
4.10%, 3/25/2025	37,097	36,538
3.88%, 7/20/2025	2,500	2,424
4.30%, 3/25/2028	9,692	9,441
4.88%, 7/20/2035	3,500	3,409
4.78%, 3/25/2038	14,326	13,688
5.05%, 3/25/2048	8,427	8,163
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (b)	1,337	1,265
Express Scripts Holding Co.
3.00%, 7/15/2023	3,693	3,517
3.50%, 6/15/2024	6,120	5,932
4.80%, 7/15/2046	1,904	1,792
Laboratory Corp. of America Holdings 3.20%, 2/1/2022	3,409	3,355
Magellan Health, Inc. 4.40%, 9/22/2024	11,202	10,493
Mayo Clinic Series 2016, 4.13%, 11/15/2052	2,975	2,907
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	3,335	3,211
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	2,747	2,457
Providence St Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	2,942	2,705
Quest Diagnostics, Inc. 3.45%, 6/1/2026	1,684	1,582
Texas Health Resources 4.33%, 11/15/2055	4,275	4,118
UnitedHealth Group, Inc.
3.38%, 11/15/2021	5,955	5,971
2.88%, 3/15/2023	2,690	2,614
4.63%, 7/15/2035	6,229	6,453

		167,768

Hotels, Restaurants & Leisure — 0.0% (c)
McDonald’s Corp.
4.70%, 12/9/2035	6,540	6,519
4.45%, 3/1/2047	3,210	3,003

		9,522

Household Durables — 0.0% (c)
Newell Brands, Inc.
4.20%, 4/1/2026	2,410	2,297
5.38%, 4/1/2036	5,500	5,136
5.50%, 4/1/2046	2,500	2,259

		9,692

Household Products — 0.1%
Kimberly-Clark Corp.
2.40%, 3/1/2022	1,220	1,181
3.05%, 8/15/2025	2,842	2,733
Procter & Gamble Co. (The) 2.45%, 11/3/2026	7,800	7,189
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (b)	9,000	8,590

		19,693

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC
3.40%, 3/15/2022	7,048	6,941
4.25%, 6/15/2022	2,730	2,752
6.25%, 10/1/2039	1,985	2,056
5.75%, 10/1/2041	1,665	1,645
PSEG Power LLC 4.15%, 9/15/2021	2,879	2,903
Southern Power Co. 5.15%, 9/15/2041	7,079	6,844
Tri-State Generation & Transmission Association, Inc. 4.25%, 6/1/2046	3,222	2,946

		26,087

Industrial Conglomerates — 0.1%
General Electric Co.
2.10%, 12/11/2019	1,318	1,288
5.50%, 1/8/2020	5,046	5,086
4.38%, 9/16/2020	3,698	3,684
5.30%, 2/11/2021	459	455
4.65%, 10/17/2021	4,892	4,806
2.70%, 10/9/2022	1,523	1,374
3.45%, 5/15/2024	5,886	5,261
5.88%, 1/14/2038	720	669
Roper Technologies, Inc. 3.00%, 12/15/2020	1,261	1,248

		23,871

Insurance — 0.9%
AIA Group Ltd. (Hong Kong) 3.90%, 4/6/2028 (b)	7,190	7,100
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	8,295	10,295
Allstate Corp. (The) 3.15%, 6/15/2023	3,650	3,598
American International Group, Inc.
4.13%, 2/15/2024	5,758	5,701
3.75%, 7/10/2025	2,671	2,526
4.20%, 4/1/2028	4,783	4,562
3.88%, 1/15/2035	3,407	2,920
4.70%, 7/10/2035	7,065	6,538
Assurant, Inc. 4.20%, 9/27/2023	8,065	7,963
Athene Global Funding
2.75%, 4/20/2020 (b)	7,740	7,639
4.00%, 1/25/2022 (b)	3,689	3,701
Athene Holding Ltd.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Insurance — continued
4.13%, 1/12/2028	8,565	7,804
Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040	1,166	1,334
4.40%, 5/15/2042	13,241	13,017
4.30%, 5/15/2043	2,795	2,707
Chubb INA Holdings, Inc.
2.30%, 11/3/2020	2,420	2,373
2.88%, 11/3/2022	3,418	3,345
CNA Financial Corp. 3.95%, 5/15/2024	2,633	2,587
Dai-ichi Life Insurance Co. Ltd. (The) (Japan) (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (b)(d)(g)(h)	9,929	9,172
Great-West Lifeco Finance Delaware LP (Canada) 4.15%, 6/3/2047 (b)	6,230	5,661
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	1,663	1,585
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	7,410	6,725
Jackson National Life Global Funding 3.05%, 4/29/2026 (b)	4,774	4,484
John Hancock Life Insurance Co. 7.38%, 2/15/2024 (b)	1,000	1,149
Liberty Mutual Group, Inc.
4.95%, 5/1/2022 (b)	3,049	3,111
6.50%, 3/15/2035 (b)	6,000	6,836
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (b)	1,350	1,633
Lincoln National Corp.
4.20%, 3/15/2022	3,761	3,831
4.00%, 9/1/2023	2,753	2,771
3.80%, 3/1/2028	2,500	2,366
6.15%, 4/7/2036	111	125
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (d)	11,200	10,493
Marsh & McLennan Cos., Inc. 2.35%, 3/6/2020	5,001	4,938
Massachusetts Mutual Life Insurance Co.
8.88%, 6/1/2039 (b)	322	485
5.38%, 12/1/2041 (b)	1,767	1,921
MassMutual Global Funding II 2.50%, 10/17/2022 (b)	3,346	3,222
MetLife, Inc.
4.13%, 8/13/2042 (e)	2,027	1,849
4.88%, 11/13/2043	2,000	2,028
Metropolitan Life Global Funding I 3.88%, 4/11/2022 (b)	12,858	12,961
New York Life Global Funding
1.95%, 2/11/2020 (b)	1,806	1,781
3.00%, 1/10/2028 (b)	4,854	4,536
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	8,660	8,723
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (b)(d)	2,975	2,589
Principal Financial Group, Inc. 3.13%, 5/15/2023	794	774
Principal Life Global Funding II 2.38%, 11/21/2021 (b)	1,200	1,155
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (d)(g)(h)	5,240	5,109
Protective Life Global Funding 2.00%, 9/14/2021 (b)	9,040	8,678
Prudential Financial, Inc. 3.91%, 12/7/2047	9,236	7,939
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	10,349	12,604
Reliance Standard Life Global Funding II 3.05%, 1/20/2021 (b)	2,597	2,567
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (b)	3,653	3,733
4.27%, 5/15/2047 (b)	5,480	5,146
Torchmark Corp. 4.55%, 9/15/2028	6,840	6,841

		255,231

Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.
2.80%, 8/22/2024	10,800	10,329
4.80%, 12/5/2034	8,677	9,115
3.88%, 8/22/2037	9,440	8,934
4.25%, 8/22/2057	10,940	10,258
Booking Holdings, Inc.
2.75%, 3/15/2023	1,923	1,838
3.55%, 3/15/2028	2,870	2,659

		43,133

IT Services — 0.1%
DXC Technology Co.
4.25%, 4/15/2024	3,566	3,492
7.45%, 10/15/2029	2,170	2,521
IBM Credit LLC
2.65%, 2/5/2021	7,950	7,822
3.00%, 2/6/2023	10,400	10,085
Western Union Co. (The)
3.60%, 3/15/2022 (e)	9,000	8,906
6.20%, 6/21/2040	1,448	1,383

		34,209

Life Sciences Tools & Services — 0.0% (c)
Thermo Fisher Scientific, Inc.
3.15%, 1/15/2023	2,995	2,910
3.00%, 4/15/2023	2,501	2,405
4.15%, 2/1/2024	1,946	1,955
2.95%, 9/19/2026	3,564	3,247

		10,517

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Machinery — 0.1%
Caterpillar, Inc. 2.60%, 6/26/2022	1,913	1,848
Illinois Tool Works, Inc.
4.88%, 9/15/2041	758	811
3.90%, 9/1/2042	11,630	10,979
Nvent Finance SARL (United Kingdom) 4.55%, 4/15/2028	6,750	6,523
Parker-Hannifin Corp.
4.45%, 11/21/2044	3,759	3,698
4.10%, 3/1/2047	2,527	2,355
Xylem, Inc. 3.25%, 11/1/2026	1,420	1,330

		27,544

Media — 0.7%
CBS Corp.
3.70%, 8/15/2024	5,275	5,092
4.00%, 1/15/2026	4,293	4,129
4.90%, 8/15/2044	2,004	1,835
Charter Communications Operating LLC
4.91%, 7/23/2025	17,182	17,106
6.38%, 10/23/2035	4,374	4,466
5.38%, 4/1/2038	4,923	4,488
Comcast Cable Holdings LLC 10.13%, 4/15/2022	1,614	1,931
Comcast Corp.
3.60%, 3/1/2024	4,708	4,678
3.38%, 8/15/2025	2,773	2,667
3.95%, 10/15/2025	9,556	9,523
3.15%, 3/1/2026	10,162	9,552
3.55%, 5/1/2028	6,115	5,783
4.25%, 1/15/2033	10,484	10,173
4.20%, 8/15/2034	3,361	3,181
6.50%, 11/15/2035	17,907	20,993
4.60%, 10/15/2038	11,580	11,342
4.00%, 11/1/2049	5,553	4,809
4.05%, 11/1/2052	2,600	2,210
4.95%, 10/15/2058	14,685	14,423
Cox Communications, Inc.
3.25%, 12/15/2022 (b)	3,027	2,946
3.35%, 9/15/2026 (b)	3,046	2,789
4.80%, 2/1/2035 (b)	5,600	5,040
Discovery Communications LLC
4.38%, 6/15/2021	6,532	6,619
3.95%, 3/20/2028	2,647	2,462
6.35%, 6/1/2040 (e)	5,069	5,389
Grupo Televisa SAB (Mexico)
4.63%, 1/30/2026	1,494	1,458
6.13%, 1/31/2046 (e)	1,332	1,307
Sky plc (United Kingdom) 3.75%, 9/16/2024 (b)	1,654	1,628
TCI Communications, Inc. 7.13%, 2/15/2028	1,199	1,431
Time Warner Cable LLC
8.75%, 2/14/2019	1,601	1,617
4.13%, 2/15/2021	1,928	1,931
6.55%, 5/1/2037	2,327	2,362
7.30%, 7/1/2038	2,197	2,376
6.75%, 6/15/2039	1,794	1,853
5.88%, 11/15/2040	4,125	3,914
5.50%, 9/1/2041	6,940	6,230
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	10,041	12,159

		201,892

Metals & Mining — 0.1%
Anglo American Capital plc (South Africa)
3.63%, 9/11/2024 (b)	3,283	3,089
4.50%, 3/15/2028 (b)	8,000	7,480
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	1,767	1,958
BHP Billiton Finance USA Ltd. (Australia) 5.00%, 9/30/2043	1,600	1,691
Glencore Funding LLC (Switzerland) 4.63%, 4/29/2024 (b)	1,967	1,951
Nucor Corp.
4.00%, 8/1/2023	3,284	3,320
6.40%, 12/1/2037	4,465	5,281
Vale Canada Ltd. (Brazil) 7.20%, 9/15/2032	5,579	6,078
Vale Overseas Ltd. (Brazil)
6.25%, 8/10/2026	1,682	1,796
6.88%, 11/21/2036	5,930	6,639

		39,283

Multiline Retail — 0.0% (c)
Dollar General Corp. 4.13%, 5/1/2028	5,750	5,565
Macy’s Retail Holdings, Inc. 6.90%, 4/1/2029	925	972
Nordstrom, Inc. 4.00%, 10/15/2021	3,458	3,485
Target Corp. 2.50%, 4/15/2026	2,565	2,351

		12,373

Multi-Utilities — 0.4%
CMS Energy Corp.
3.88%, 3/1/2024	4,360	4,331
3.00%, 5/15/2026	3,458	3,175
2.95%, 2/15/2027	2,426	2,201
3.45%, 8/15/2027	1,250	1,183
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	2,760	3,147
Series 2017, 3.88%, 6/15/2047 (e)	3,355	2,987
4.50%, 5/15/2058	1,724	1,592
Consumers Energy Co.
2.85%, 5/15/2022	1,343	1,313
3.25%, 8/15/2046	2,150	1,795
Delmarva Power & Light Co. 4.00%, 6/1/2042	1,478	1,340
Dominion Energy, Inc.
Series B, 2.75%, 1/15/2022	3,973	3,835
Series D, 2.85%, 8/15/2026	1,927	1,744

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Multi-Utilities — continued
Series F, 5.25%, 8/1/2033	5,067	5,312
7.00%, 6/15/2038	1,076	1,299
Series C, 4.90%, 8/1/2041	1,840	1,811
DTE Energy Co. Series F, 3.85%, 12/1/2023	1,400	1,397
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (b)	2,326	2,208
NiSource, Inc.
3.85%, 2/15/2023	2,457	2,457
6.25%, 12/15/2040	4,380	5,018
5.80%, 2/1/2042	6,726	7,184
San Diego Gas & Electric Co.
6.00%, 6/1/2026	1,852	2,104
Series FFF, 6.13%, 9/15/2037	973	1,128
3.95%, 11/15/2041	2,690	2,413
Sempra Energy
9.80%, 2/15/2019	7,309	7,401
4.05%, 12/1/2023	2,348	2,323
Southern Co. Gas Capital Corp.
3.50%, 9/15/2021	4,609	4,562
2.45%, 10/1/2023	1,889	1,777
3.25%, 6/15/2026	1,690	1,562
5.88%, 3/15/2041	10,518	11,719
4.40%, 6/1/2043	1,392	1,279
3.95%, 10/1/2046	2,136	1,818
WEC Energy Group, Inc. 3.55%, 6/15/2025	7,009	6,827

		100,242

Oil, Gas & Consumable Fuels — 2.3%
Anadarko Finance Co. Series B, 7.50%, 5/1/2031	1,794	2,081
Anadarko Holding Co. 7.15%, 5/15/2028	1,480	1,621
Anadarko Petroleum Corp. 8.70%, 3/15/2019	3,226	3,276
Andeavor Logistics LP 5.25%, 1/15/2025	4,015	4,077
ANR Pipeline Co. 9.63%, 11/1/2021	2,933	3,377
Apache Corp.
3.25%, 4/15/2022	671	655
6.00%, 1/15/2037	1,584	1,643
4.75%, 4/15/2043	3,611	3,096
APT Pipelines Ltd. (Australia)
4.20%, 3/23/2025 (b)	2,000	1,940
4.25%, 7/15/2027 (b)	7,325	7,030
BG Energy Capital plc (United Kingdom) 5.13%, 10/15/2041 (b)	1,552	1,610
BP Capital Markets plc (United Kingdom)
2.24%, 5/10/2019 (e)	5,200	5,181
3.25%, 5/6/2022	2,273	2,245
3.81%, 2/10/2024	7,135	7,108
3.22%, 4/14/2024	17,699	17,167
3.51%, 3/17/2025	4,509	4,397
3.02%, 1/16/2027	10,588	9,751
3.28%, 9/19/2027	2,479	2,313
Buckeye Partners LP
4.88%, 2/1/2021	2,500	2,535
3.95%, 12/1/2026	1,012	906
5.85%, 11/15/2043	7,805	7,079
Canadian Natural Resources Ltd. (Canada)
3.90%, 2/1/2025	3,463	3,329
7.20%, 1/15/2032	359	420
6.45%, 6/30/2033	6,527	7,411
5.85%, 2/1/2035	671	697
6.75%, 2/1/2039	1,794	2,122
Cenovus Energy, Inc. (Canada)
5.25%, 6/15/2037	2,048	1,750
6.75%, 11/15/2039	10,996	10,565
4.45%, 9/15/2042	1,000	740
Chevron Corp.
2.36%, 12/5/2022	2,725	2,606
2.57%, 5/16/2023	11,130	10,668
2.90%, 3/3/2024	5,912	5,695
CNOOC Finance 2015 Australia Pty. Ltd. (China) 2.63%, 5/5/2020	11,698	11,536
CNOOC Nexen Finance 2014 ULC (China) 4.25%, 4/30/2024 (e)	11,233	11,263
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	2,575	2,678
4.13%, 1/16/2025	3,333	3,140
5.38%, 6/26/2026 (e)	5,409	5,363
Enable Midstream Partners LP 4.95%, 5/15/2028	4,315	4,064
Enbridge, Inc. (Canada)
3.70%, 7/15/2027	2,692	2,519
4.50%, 6/10/2044	3,980	3,533
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (d)	6,000	5,333
Encana Corp. (Canada)
6.50%, 5/15/2019	2,090	2,120
8.13%, 9/15/2030	1,485	1,825
7.38%, 11/1/2031	4,761	5,527
6.50%, 8/15/2034	1,000	1,067
Energy Transfer Operating LP
3.60%, 2/1/2023	6,304	6,083
4.90%, 2/1/2024	2,440	2,449
4.05%, 3/15/2025	6,594	6,222
4.75%, 1/15/2026	3,400	3,291
7.50%, 7/1/2038	2,695	2,943
6.05%, 6/1/2041	4,475	4,247
6.50%, 2/1/2042	8,569	8,638
Eni SpA (Italy)
Series X-R, 4.00%, 9/12/2023 (b)	3,145	3,065
5.70%, 10/1/2040 (b)	4,843	4,750
Eni USA, Inc. (United Kingdom) 7.30%, 11/15/2027	4,040	4,608
EnLink Midstream Partners LP
2.70%, 4/1/2019	3,545	3,518
4.15%, 6/1/2025	7,000	6,338
Enterprise Products Operating LLC
3.90%, 2/15/2024	2,687	2,671

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
3.75%, 2/15/2025	2,600	2,536
3.70%, 2/15/2026	3,040	2,926
3.95%, 2/15/2027 (e)	2,705	2,629
Series D, 6.88%, 3/1/2033	2,376	2,828
Series H, 6.65%, 10/15/2034	515	601
Series J, 5.75%, 3/1/2035	2,509	2,580
7.55%, 4/15/2038	900	1,111
5.95%, 2/1/2041	1,259	1,353
5.10%, 2/15/2045	1,758	1,724
4.95%, 10/15/2054	1,189	1,096
EOG Resources, Inc. 4.10%, 2/1/2021	4,753	4,800
EQT Corp. 3.90%, 10/1/2027	4,517	3,961
Equinor ASA (Norway)
3.15%, 1/23/2022	3,320	3,286
2.45%, 1/17/2023	2,430	2,325
2.65%, 1/15/2024	5,765	5,500
3.25%, 11/10/2024	3,461	3,396
Exxon Mobil Corp.
2.73%, 3/1/2023	2,000	1,945
4.11%, 3/1/2046	2,726	2,638
Husky Energy, Inc. (Canada) 6.15%, 6/15/2019	1,036	1,053
Kerr-McGee Corp.
6.95%, 7/1/2024	1,103	1,224
7.88%, 9/15/2031	8,707	10,472
Kinder Morgan, Inc.
4.30%, 3/1/2028	13,000	12,512
5.20%, 3/1/2048	6,000	5,529
Magellan Midstream Partners LP
6.55%, 7/15/2019	1,794	1,825
3.20%, 3/15/2025	2,338	2,230
4.20%, 12/1/2042	2,987	2,551
5.15%, 10/15/2043	7,133	7,027
Marathon Oil Corp. 2.80%, 11/1/2022	5,517	5,223
Marathon Petroleum Corp. 3.63%, 9/15/2024	3,980	3,824
MPLX LP
4.88%, 12/1/2024	6,360	6,433
4.13%, 3/1/2027	3,626	3,400
4.80%, 2/15/2029	3,344	3,291
4.50%, 4/15/2038	2,033	1,759
5.20%, 3/1/2047	2,341	2,111
Noble Energy, Inc. 6.00%, 3/1/2041	4,810	4,713
Occidental Petroleum Corp. 4.20%, 3/15/2048	4,000	3,704
ONEOK Partners LP
8.63%, 3/1/2019	3,000	3,037
3.38%, 10/1/2022	1,164	1,129
5.00%, 9/15/2023	2,576	2,629
4.90%, 3/15/2025	13,625	13,778
6.65%, 10/1/2036	1,825	1,991
Petro-Canada (Canada) 6.80%, 5/15/2038 (e)	3,677	4,265
Petroleos Mexicanos (Mexico)
6.38%, 2/4/2021	4,385	4,416
4.63%, 9/21/2023	9,775	9,061
4.88%, 1/18/2024	2,165	1,997
6.88%, 8/4/2026	13,091	12,551
6.50%, 3/13/2027	39,219	36,689
5.35%, 2/12/2028 (b)	2,547	2,189
6.50%, 1/23/2029 (b)(e)	5,782	5,313
6.63%, 6/15/2035 (e)	4,700	4,087
6.38%, 1/23/2045	4,650	3,748
6.75%, 9/21/2047	12,012	9,940
6.35%, 2/12/2048 (b)	6,491	5,164
Phillips
66 4.30%, 4/1/2022	1,181	1,200
3.90%, 3/15/2028	3,955	3,753
4.88%, 11/15/2044	665	630
Phillips 66 Partners LP
3.55%, 10/1/2026	1,453	1,355
4.90%, 10/1/2046	3,078	2,796
Plains All American Pipeline LP
3.60%, 11/1/2024	7,000	6,584
4.65%, 10/15/2025	6,535	6,328
4.90%, 2/15/2045	1,221	1,036
Spectra Energy Partners LP
3.50%, 3/15/2025	4,750	4,473
5.95%, 9/25/2043	1,801	1,894
4.50%, 3/15/2045	1,866	1,630
Suncor Energy, Inc. (Canada) 5.95%, 12/1/2034	11,584	12,779
Sunoco Logistics Partners Operations LP
4.65%, 2/15/2022	600	606
4.25%, 4/1/2024	1,814	1,776
3.90%, 7/15/2026	4,366	3,979
6.10%, 2/15/2042	7,220	6,974
5.30%, 4/1/2044	1,840	1,585
5.35%, 5/15/2045	6,969	6,052
TC PipeLines LP 3.90%, 5/25/2027	2,870	2,663
Texas Eastern Transmission LP
2.80%, 10/15/2022 (b)	6,209	5,934
3.50%, 1/15/2028 (b)	908	837
Total Capital International SA (France)
2.75%, 6/19/2021 (e)	5,000	4,932
3.70%, 1/15/2024 (e)	5,675	5,706
3.75%, 4/10/2024	1,989	1,997
TransCanada PipeLines Ltd. (Canada)
7.13%, 1/15/2019	2,377	2,388
4.88%, 1/15/2026	4,155	4,232
6.20%, 10/15/2037	6,345	6,926
4.75%, 5/15/2038	7,750	7,292
7.25%, 8/15/2038	1,883	2,277
Valero Energy Corp. 7.50%, 4/15/2032	1,545	1,875
Western Gas Partners LP
4.00%, 7/1/2022	607	597
3.95%, 6/1/2025	1,228	1,143
4.50%, 3/1/2028	1,626	1,525
5.45%, 4/1/2044	1,855	1,611
5.30%, 3/1/2048	3,868	3,314
Williams Cos., Inc. (The)

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
3.90%, 1/15/2025	3,506	3,384
4.85%, 3/1/2048 (e)	5,487	4,836

		630,881

Pharmaceuticals — 0.3%
Allergan Funding SCS
3.45%, 3/15/2022	5,743	5,617
3.85%, 6/15/2024	3,041	2,955
Allergan, Inc.
3.38%, 9/15/2020	3,111	3,096
2.80%, 3/15/2023	3,954	3,758
Bayer US Finance II LLC (Germany) 4.70%, 7/15/2064 (b)	2,459	1,935
Bayer US Finance LLC (Germany) 2.38%, 10/8/2019 (b)	2,991	2,964
GlaxoSmithKline Capital plc (United Kingdom) 2.85%, 5/8/2022	2,780	2,714
GlaxoSmithKline Capital, Inc. (United Kingdom) 6.38%, 5/15/2038 (e)	1,883	2,324
Johnson & Johnson
2.63%, 1/15/2025	1,300	1,239
4.38%, 12/5/2033	1,948	2,053
3.40%, 1/15/2038	7,129	6,495
Merck & Co., Inc.
2.80%, 5/18/2023	4,572	4,451
3.70%, 2/10/2045	2,100	1,952
Mylan NV 3.95%, 6/15/2026	4,153	3,814
Mylan, Inc.
3.13%, 1/15/2023 (b)	3,886	3,654
5.40%, 11/29/2043	1,800	1,604
Novartis Capital Corp. (Switzerland) 3.00%, 11/20/2025	3,294	3,121
Pfizer, Inc. 3.00%, 12/15/2026	9,150	8,696
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023	4,909	4,596
3.20%, 9/23/2026	9,045	8,143
Wyeth LLC 6.45%, 2/1/2024	708	803

		75,984

Real Estate Management & Development — 0.0% (c)
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)
3.13%, 3/20/2022 (b)	6,257	6,149
3.88%, 3/20/2027 (b)	6,562	6,411

		12,560

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC
3.45%, 9/15/2021	1,865	1,873
3.05%, 3/15/2022	3,821	3,789
3.00%, 3/15/2023	1,794	1,750
3.75%, 4/1/2024	2,365	2,381
6.70%, 8/1/2028	538	651
7.29%, 6/1/2036	1,166	1,534
5.75%, 5/1/2040	3,244	3,682
5.40%, 6/1/2041	9,266	10,163
4.40%, 3/15/2042	2,010	1,956
4.38%, 9/1/2042	4,018	3,932
5.15%, 9/1/2043	3,380	3,625
4.70%, 9/1/2045	3,150	3,199
Canadian Pacific Railway Co. (Canada)
4.50%, 1/15/2022	4,200	4,291
7.13%, 10/15/2031	1,345	1,673
6.13%, 9/15/2115	4,888	5,530
CSX Corp.
5.50%, 4/15/2041	3,498	3,729
4.75%, 5/30/2042	1,516	1,490
ERAC USA Finance LLC
5.25%, 10/1/2020 (b)	2,388	2,459
4.50%, 8/16/2021 (b)	3,474	3,536
2.60%, 12/1/2021 (b)	3,010	2,915
6.70%, 6/1/2034 (b)	4,417	5,145
7.00%, 10/15/2037 (b)	425	522
5.63%, 3/15/2042 (b)	3,104	3,311
Norfolk Southern Corp.
3.25%, 12/1/2021	4,957	4,922
2.90%, 2/15/2023	2,558	2,481
5.59%, 5/17/2025	51	56
3.95%, 10/1/2042	2,888	2,576
4.05%, 8/15/2052	5,192	4,570
Penske Truck Leasing Co. LP
4.13%, 8/1/2023 (b)	5,795	5,737
3.95%, 3/10/2025 (b)	3,095	3,013
4.20%, 4/1/2027 (b)	2,525	2,446
Ryder System, Inc.
2.50%, 5/11/2020	4,930	4,868
2.88%, 9/1/2020	3,451	3,422
Union Pacific Corp. 4.10%, 9/15/2067	1,962	1,593

		108,820

Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc.
3.13%, 12/5/2023	2,317	2,229
4.50%, 12/5/2036	2,505	2,347
Broadcom Corp.
3.63%, 1/15/2024	14,519	13,732
3.88%, 1/15/2027	6,459	5,836
Intel Corp.
3.70%, 7/29/2025	4,598	4,555
3.15%, 5/11/2027 (e)	2,570	2,453
4.00%, 12/15/2032 (e)	8,173	8,229
3.73%, 12/8/2047	3,364	2,993
QUALCOMM, Inc.
2.60%, 1/30/2023	1,160	1,104
2.90%, 5/20/2024	1,400	1,321
3.25%, 5/20/2027	5,809	5,327

		50,126

Software — 0.5%
Microsoft Corp.
2.38%, 5/1/2023	3,808	3,659
2.88%, 2/6/2024	21,453	20,832
3.30%, 2/6/2027	7,198	7,007
3.50%, 2/12/2035	3,459	3,239

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Software — continued
4.20%, 11/3/2035	3,974	4,027
4.10%, 2/6/2037	10,421	10,449
4.50%, 10/1/2040	1,089	1,145
4.00%, 2/12/2055	3,620	3,411
4.75%, 11/3/2055	4,348	4,699
4.50%, 2/6/2057	9,023	9,279
Oracle Corp.
2.50%, 5/15/2022	4,115	3,987
2.40%, 9/15/2023	7,023	6,647
2.95%, 11/15/2024	11,020	10,540
2.95%, 5/15/2025	14,625	13,909
4.30%, 7/8/2034	8,219	8,078
3.90%, 5/15/2035	4,170	3,892
3.85%, 7/15/2036	7,260	6,759
6.13%, 7/8/2039	2,300	2,763
4.38%, 5/15/2055 (e)	10,500	9,895
VMware, Inc. 2.95%, 8/21/2022	10,109	9,564

		143,781

Specialty Retail — 0.1%
Home Depot, Inc. (The)
2.63%, 6/1/2022	7,447	7,295
2.13%, 9/15/2026	5,242	4,655
4.20%, 4/1/2043	5,037	4,855
Lowe’s Cos., Inc.
3.38%, 9/15/2025	1,820	1,766
4.65%, 4/15/2042	3,901	3,848
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	4,715	4,396

		26,815

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.
2.85%, 5/6/2021	13,459	13,365
3.00%, 2/9/2024	15,808	15,351
2.85%, 5/11/2024	10,010	9,646
2.75%, 1/13/2025	8,545	8,082
3.20%, 5/13/2025	12,828	12,417
3.25%, 2/23/2026	798	767
2.45%, 8/4/2026	5,261	4,786
3.35%, 2/9/2027	10,231	9,818
3.20%, 5/11/2027	5,685	5,407
3.00%, 6/20/2027	2,880	2,688
2.90%, 9/12/2027	7,978	7,385
4.50%, 2/23/2036	4,257	4,409
3.45%, 2/9/2045	4,375	3,748
3.85%, 8/4/2046	3,512	3,197
3.75%, 9/12/2047	13,570	12,250
Dell International LLC 6.02%, 6/15/2026 (b)	16,408	16,594
Dell, Inc. 7.10%, 4/15/2028	1,704	1,789

		131,699

Thrifts & Mortgage Finance — 0.1%
BPCE SA (France)
2.50%, 7/15/2019	1,085	1,080
4.63%, 7/11/2024 (b)	11,600	11,358
3.38%, 12/2/2026	4,230	3,930

		16,368

Tobacco — 0.0% (c)
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	7,130	6,036

Trading Companies & Distributors — 0.2%
Air Lease Corp. 3.25%, 3/1/2025	6,266	5,771
Aircastle Ltd. 4.40%, 9/25/2023	8,915	8,798
Aviation Capital Group LLC
3.88%, 5/1/2023 (b)	7,665	7,526
3.50%, 11/1/2027 (b)	8,105	7,224
BOC Aviation Ltd. (Singapore) 2.75%, 9/18/2022 (b)	3,000	2,861
International Lease Finance Corp.
8.63%, 1/15/2022	11,894	13,321
5.88%, 8/15/2022	3,867	4,054
WW Grainger, Inc. 4.60%, 6/15/2045	4,364	4,279

		53,834

Water Utilities — 0.0% (c)
American Water Capital Corp.
3.40%, 3/1/2025	5,248	5,146
6.59%, 10/15/2037	3,354	4,177
4.00%, 12/1/2046	2,241	2,051

		11,374

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico)
3.13%, 7/16/2022	3,250	3,150
6.13%, 3/30/2040	2,457	2,784
P Fin II LLC (ICE LIBOR USD 1 Month + 4.35%), 6.66%, 5/20/2022 ‡ (d)	16,750	16,750
Rogers Communications, Inc. (Canada) 8.75%, 5/1/2032	2,242	2,989
Sprint Spectrum Co. LLC 3.36%, 9/20/2021 (b)(f)	14,261	14,101
Vodafone Group plc (United Kingdom)
4.13%, 5/30/2025	7,003	6,830
5.00%, 5/30/2038	9,519	8,735
5.25%, 5/30/2048	7,449	6,865

		62,204

TOTAL CORPORATE BONDS (Cost $6,738,258)		6,483,432

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — 15.8%
FHLMC
Pool # 846489, ARM, 3.73%, 7/1/2019 (i)	—	(j)	—	(j)
Pool # 785618, ARM, 4.25%, 7/1/2026 (i)	32		32
Pool # 611141, ARM, 3.69%, 1/1/2027 (i)	55		56
Pool # 846812, ARM, 3.93%, 4/1/2030 (i)	15		15
Pool # 789758, ARM, 4.73%, 9/1/2032 (i)	43		45
Pool # 847621, ARM, 3.99%, 5/1/2033 (i)	1,482		1,560
Pool # 781087, ARM, 3.48%, 12/1/2033 (i)	215		227
Pool # 1B1665, ARM, 4.07%, 4/1/2034 (i)	239		250
Pool # 782870, ARM, 4.35%, 9/1/2034 (i)	964		1,019
Pool # 782980, ARM, 3.68%, 1/1/2035 (i)	517		546
Pool # 782979, ARM, 3.70%, 1/1/2035 (i)	1,157		1,222
Pool # 1G3591, ARM, 4.42%, 8/1/2035 (i)	55		57
Pool # 1Q0007, ARM, 4.63%, 12/1/2035 (i)	283		298
Pool # 1Q0025, ARM, 3.97%, 2/1/2036 (i)	178		186
Pool # 848431, ARM, 4.58%, 2/1/2036 (i)	680		717
Pool # 1G1861, ARM, 4.04%, 3/1/2036 (i)	734		778
Pool # 1J1380, ARM, 4.86%, 3/1/2036 (i)	508		545
Pool # 1L1286, ARM, 4.12%, 5/1/2036 (i)	499		527
Pool # 1H2618, ARM, 4.19%, 5/1/2036 (i)	750		793
Pool # 1G2415, ARM, 4.69%, 5/1/2036 (i)	161		172
Pool # 1G2557, ARM, 4.32%, 6/1/2036 (i)	2,267		2,393
Pool # 848068, ARM, 4.35%, 6/1/2036 (i)	780		820
Pool # 848365, ARM, 4.22%, 7/1/2036 (i)	395		417
Pool # 1A1082, ARM, 4.23%, 7/1/2036 (i)	372		387
Pool # 1H2623, ARM, 4.35%, 7/1/2036 (i)	276		292
Pool # 1N0189, ARM, 4.12%, 8/1/2036 (i)	37		39
Pool # 1N0206, ARM, 4.16%, 8/1/2036 (i)	1,670		1,730
Pool # 1A1085, ARM, 4.19%, 8/1/2036 (i)	462		479
Pool # 1B7242, ARM, 4.27%, 9/1/2036 (i)	997		1,048
Pool # 1Q0105, ARM, 4.48%, 9/1/2036 (i)	824		865
Pool # 1N0249, ARM, 4.20%, 10/1/2036 (i)	449		465
Pool # 1A1096, ARM, 4.25%, 10/1/2036 (i)	843		876
Pool # 1A1097, ARM, 4.29%, 10/1/2036 (i)	439		456
Pool # 1G2539, ARM, 4.34%, 10/1/2036 (i)	384		405
Pool # 1K0046, ARM, 4.73%, 10/1/2036 (i)	577		610
Pool # 1J1348, ARM, 5.02%, 10/1/2036 (i)	224		236
Pool # 1J1378, ARM, 3.39%, 11/1/2036 (i)	809		845
Pool # 1G2671, ARM, 3.94%, 11/1/2036 (i)	162		169
Pool # 848115, ARM, 4.25%, 11/1/2036 (i)	434		458
Pool # 1Q0737, ARM, 4.48%, 11/1/2036 (i)	501		526
Pool # 782760, ARM, 4.56%, 11/1/2036 (i)	1,373		1,449
Pool # 1J1418, ARM, 3.44%, 12/1/2036 (i)	62		65
Pool # 1G1386, ARM, 3.85%, 12/1/2036 (i)	1,081		1,143
Pool # 1J1634, ARM, 4.04%, 12/1/2036 (i)	1,500		1,567
Pool # 1J1419, ARM, 4.08%, 12/1/2036 (i)	2,389		2,487
Pool # 1J1399, ARM, 4.56%, 12/1/2036 (i)	18		19
Pool # 1G1478, ARM, 3.81%, 1/1/2037 (i)	316		333
Pool # 1N1511, ARM, 4.16%, 1/1/2037 (i)	134		139
Pool # 1J1516, ARM, 3.58%, 2/1/2037 (i)	85		89
Pool # 1J0282, ARM, 3.69%, 2/1/2037 (i)	53		56
Pool # 1G1554, ARM, 3.86%, 2/1/2037 (i)	461		484
Pool # 1J1543, ARM, 4.31%, 2/1/2037 (i)	124		132
Pool # 1N0353, ARM, 4.61%, 2/1/2037 (i)	911		960
Pool # 1B7303, ARM, 4.24%, 3/1/2037 (i)	152		159
Pool # 1J1526, ARM, 4.35%, 3/1/2037 (i)	112		117
Pool # 1Q0739, ARM, 4.38%, 3/1/2037 (i)	1,515		1,582
Pool # 1J0399, ARM, 3.66%, 4/1/2037 (i)	19		19
Pool # 1J1564, ARM, 4.08%, 4/1/2037 (i)	419		438
Pool # 1Q0697, ARM, 4.03%, 5/1/2037 (i)	745		768
Pool # 1Q0783, ARM, 4.03%, 5/1/2037 (i)	1,216		1,287

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 1A1193, ARM, 4.51%, 5/1/2037 (i)	520		545
Pool # 1N1477, ARM, 4.51%, 5/1/2037 (i)	295		309
Pool # 1J1621, ARM, 4.56%, 5/1/2037 (i)	523		552
Pool # 1N1463, ARM, 4.60%, 5/1/2037 (i)	47		49
Pool # 1J1740, ARM, 3.58%, 6/1/2037 (i)	196		205
Pool # 1J0533, ARM, 4.52%, 7/1/2037 (i)	110		115
Pool # 1J2945, ARM, 4.50%, 11/1/2037 (i)	49		50
Pool # 1Q0722, ARM, 4.07%, 4/1/2038 (i)	476		502
Pool # 1Q0789, ARM, 3.99%, 5/1/2038 (i)	351		369
Pool # 848699, ARM, 4.40%, 7/1/2040 (i)	562		588
FHLMC Gold Pools, 15 Year, Single Family
Pool # G11694, 6.50%, 9/1/2019	2		2
Pool # G11805, 5.50%, 12/1/2019	7		7
Pool # G13033, 6.00%, 2/1/2020	1		1
Pool # G11954, 5.50%, 4/1/2020	9		9
Pool # G11816, 5.50%, 6/1/2020	—	(j)	—	(j)
Pool # G11771, 6.00%, 6/1/2020	13		13
Pool # G11761, 6.00%, 8/1/2020	12		12
Pool # G12906, 6.00%, 7/1/2021	1		1
Pool # G13073, 6.00%, 7/1/2021	36		36
Pool # J08275, 6.00%, 1/1/2022	4		4
Pool # G13012, 6.00%, 3/1/2022	4		4
Pool # G12825, 6.50%, 3/1/2022	19		19
Pool # G13603, 5.50%, 2/1/2024	79		81
FHLMC Gold Pools, 20 Year, Single Family
Pool # C91158, 6.50%, 1/1/2028	387		419
Pool # C91417, 3.50%, 1/1/2032	5,396		5,422
Pool # C91403, 3.50%, 3/1/2032	2,220		2,230
FHLMC Gold Pools, 30 Year, Single Family
Pool # A01047, 8.00%, 7/1/2020	—	(j)	—	(j)
Pool # G00245, 8.00%, 8/1/2024	5		6
Pool # C00376, 8.00%, 11/1/2024	3		4
Pool # C00414, 7.50%, 8/1/2025	9		10
Pool # C00452, 7.00%, 4/1/2026	11		12
Pool # G00981, 8.50%, 7/1/2028	26		29
Pool # G02210, 7.00%, 12/1/2028	422		471
Pool # C47315, 6.50%, 8/1/2029	806		884
Pool # G03029, 6.00%, 10/1/2029	126		138
Pool # A88871, 7.00%, 1/1/2031	329		358
Pool # C68485, 7.00%, 7/1/2032	30		32
Pool # G01448, 7.00%, 8/1/2032	48		53
Pool # C75791, 5.50%, 1/1/2033	730		789
Pool # A13625, 5.50%, 10/1/2033	375		409
Pool # A16107, 6.00%, 12/1/2033	114		124
Pool # G01864, 5.00%, 1/1/2034	281		298
Pool # A17537, 6.00%, 1/1/2034	251		279
Pool # A23139, 5.00%, 6/1/2034	769		816
Pool # A61572, 5.00%, 9/1/2034	770		813
Pool # A28796, 6.50%, 11/1/2034	95		108
Pool # G03369, 6.50%, 1/1/2035	875		959
Pool # A70350, 5.00%, 3/1/2035	338		357
Pool # A46987, 5.50%, 7/1/2035	801		866
Pool # G05713, 6.50%, 12/1/2035	596		665
Pool # G03777, 5.00%, 11/1/2036	715		759
Pool # C02660, 6.50%, 11/1/2036	217		245
Pool # G02427, 5.50%, 12/1/2036	348		376
Pool # A57681, 6.00%, 12/1/2036	77		85
Pool # G02682, 7.00%, 2/1/2037	74		84
Pool # G04949, 6.50%, 11/1/2037	539		598
Pool # G03666, 7.50%, 1/1/2038	603		698

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # G04952, 7.50%, 1/1/2038	369		425
Pool # G04077, 6.50%, 3/1/2038	517		581
Pool # G05671, 5.50%, 8/1/2038	735		795
Pool # G05190, 7.50%, 9/1/2038	282		314
Pool # C03466, 5.50%, 3/1/2040	250		270
Pool # A93383, 5.00%, 8/1/2040	3,491		3,694
Pool # A93511, 5.00%, 8/1/2040	12,771		13,514
Pool # G06493, 4.50%, 5/1/2041	18,443		19,189
Pool # V80351, 3.00%, 8/1/2043	26,870		25,833
Pool # Q57995, 5.00%, 8/1/2048	25,597		27,100
FHLMC Gold Pools, FHA/VA
Pool # G20027, 10.00%, 10/1/2030	324		342
Pool # B90491, 7.50%, 1/1/2032	873		947
Pool # G20028, 7.50%, 12/1/2036	2,970		3,220
FHLMC Gold Pools, Other
Pool # G80341, 10.00%, 3/17/2026	29		29
Pool # P20570, 7.00%, 7/1/2029	8		9
Pool # U80192, 3.50%, 2/1/2033	1,592		1,585
Pool # L10151, 6.00%, 2/1/2033	234		243
Pool # U80342, 3.50%, 5/1/2033	1,948		1,940
Pool # U80345, 3.50%, 5/1/2033	7,488		7,456
Pool # L10221, 6.00%, 1/1/2034	207		220
Pool # P50523, 6.50%, 12/1/2035	244		258
Pool # H05030, 6.00%, 11/1/2036	81		86
Pool # L10291, 6.50%, 11/1/2036	2,128		2,289
Pool # P51353, 6.50%, 11/1/2036	1,045		1,123
Pool # P50595, 6.50%, 12/1/2036	2,475		2,745
Pool # P51361, 6.50%, 12/1/2036	1,072		1,178
Pool # P50531, 6.50%, 1/1/2037	164		175
Pool # P51251, 6.50%, 1/1/2037	55		56
Pool # P50536, 6.50%, 2/1/2037	226		240
Pool # P50556, 6.50%, 6/1/2037	134		141
Pool # U90690, 3.50%, 6/1/2042	26,765		26,395
Pool # U90975, 4.00%, 6/1/2042	21,865		22,144
Pool # T65101, 4.00%, 10/1/2042	935		932
Pool # U90402, 3.50%, 11/1/2042	956		942
Pool # U90673, 4.00%, 1/1/2043	2,458		2,490
Pool # U91192, 4.00%, 4/1/2043	5,351		5,421
Pool # U91488, 3.50%, 5/1/2043	2,918		2,877
Pool # U99051, 3.50%, 6/1/2043	9,875		9,738
Pool # U99134, 4.00%, 1/1/2046	68,062		68,938
Pool # U69030, 4.50%, 1/1/2046	29,428		30,601
FNMA
Pool # 70226, ARM, 2.13%, 1/1/2019 (i)	—	(j)	—	(j)
Pool # 116612, ARM, 3.62%, 3/1/2019 (i)	—	(j)	—	(j)
Pool # 470623, ARM, 3.11%, 3/1/2022 (i)	7,774		7,781
Pool # AM2353, ARM, 2.65%, 1/1/2023 (i)	6,392		6,386
Pool # AM7563, ARM, 2.63%, 12/1/2024 (i)	10,000		9,948
Pool # 54844, ARM, 2.69%, 9/1/2027 (i)	36		36
Pool # 303532, ARM, 4.02%, 3/1/2029 (i)	24		25
Pool # 555732, ARM, 4.28%, 8/1/2033 (i)	256		267
Pool # 658481, ARM, 3.91%, 9/1/2033 (i)	413		425
Pool # 746299, ARM, 4.69%, 9/1/2033 (i)	112		118
Pool # 743546, ARM, 4.39%, 11/1/2033 (i)	315		328
Pool # 766610, ARM, 4.09%, 1/1/2034 (i)	115		119
Pool # 777132, ARM, 4.29%, 6/1/2034 (i)	333		352
Pool # 782306, ARM, 4.48%, 7/1/2034 (i)	24		25
Pool # 800422, ARM, 3.70%, 8/1/2034 (i)	300		307
Pool # 790235, ARM, 4.39%, 8/1/2034 (i)	164		172
Pool # 793062, ARM, 4.50%, 8/1/2034 (i)	74		77

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 790964, ARM, 4.34%, 9/1/2034 (i)	28	30
Pool # 794792, ARM, 4.24%, 10/1/2034 (i)	120	124
Pool # 896463, ARM, 4.62%, 10/1/2034 (i)	341	361
Pool # 781563, ARM, 4.47%, 11/1/2034 (i)	54	57
Pool # 799912, ARM, 4.56%, 11/1/2034 (i)	137	144
Pool # 809319, ARM, 3.37%, 1/1/2035 (i)	96	100
Pool # 810896, ARM, 4.06%, 1/1/2035 (i)	1,895	1,954
Pool # 816594, ARM, 4.04%, 2/1/2035 (i)	92	95
Pool # 820602, ARM, 4.08%, 3/1/2035 (i)	372	386
Pool # 745862, ARM, 4.19%, 4/1/2035 (i)	383	404
Pool # 821378, ARM, 3.91%, 5/1/2035 (i)	310	320
Pool # 823660, ARM, 4.12%, 5/1/2035 (i)	53	55
Pool # 888605, ARM, 3.85%, 7/1/2035 (i)	138	144
Pool # 838972, ARM, 4.14%, 8/1/2035 (i)	18	18
Pool # 832801, ARM, 4.36%, 9/1/2035 (i)	199	209
Pool # 851432, ARM, 4.50%, 10/1/2035 (i)	504	530
Pool # 849251, ARM, 4.04%, 1/1/2036 (i)	978	1,002
Pool # 745445, ARM, 4.18%, 1/1/2036 (i)	349	368
Pool # 920465, ARM, 4.25%, 1/1/2036 (i)	31	31
Pool # 920340, ARM, 5.00%, 2/1/2036 (i)	74	78
Pool # 920843, ARM, 5.02%, 3/1/2036 (i)	2,837	3,032
Pool # 868952, ARM, 4.22%, 5/1/2036 (i)	189	199
Pool # 872622, ARM, 4.17%, 6/1/2036 (i)	68	71
Pool # 872825, ARM, 4.55%, 6/1/2036 (i)	1,600	1,687
Pool # 884066, ARM, 4.60%, 6/1/2036 (i)	355	375
Pool # 892868, ARM, 4.52%, 7/1/2036 (i)	573	602
Pool # 884722, ARM, 4.27%, 8/1/2036 (i)	239	250
Pool # 745784, ARM, 4.50%, 8/1/2036 (i)	321	324
Pool # 886558, ARM, 4.60%, 8/1/2036 (i)	661	699
Pool # 898179, ARM, 3.78%, 9/1/2036 (i)	1,295	1,326
Pool # 920547, ARM, 4.10%, 9/1/2036 (i)	301	311
Pool # 893580, ARM, 4.37%, 9/1/2036 (i)	467	485
Pool # 886772, ARM, 4.51%, 9/1/2036 (i)	1,220	1,283
Pool # 894452, ARM, 4.70%, 9/1/2036 (i)	331	348
Pool # 894239, ARM, 4.48%, 10/1/2036 (i)	503	523
Pool # 900191, ARM, 4.83%, 10/1/2036 (i)	600	634
Pool # 900197, ARM, 4.84%, 10/1/2036 (i)	839	890
Pool # 902818, ARM, 4.75%, 11/1/2036 (i)	104	109
Pool # 897470, ARM, 5.06%, 11/1/2036 (i)	166	175
Pool # 902955, ARM, 4.66%, 12/1/2036 (i)	1,161	1,222
Pool # 905189, ARM, 4.81%, 12/1/2036 (i)	201	210
Pool # 920954, ARM, 3.97%, 1/1/2037 (i)	535	551
Pool # 888184, ARM, 4.01%, 1/1/2037 (i)	293	309
Pool # 913984, ARM, 4.03%, 2/1/2037 (i)	604	624
Pool # 915645, ARM, 4.53%, 2/1/2037 (i)	458	482
Pool # 888307, ARM, 3.80%, 4/1/2037 (i)	1,079	1,130
Pool # 948208, ARM, 3.80%, 7/1/2037 (i)	672	688
Pool # 944096, ARM, 4.22%, 7/1/2037 (i)	72	75
Pool # 995919, ARM, 4.41%, 7/1/2037 (i)	1,512	1,584
Pool # 938346, ARM, 4.50%, 7/1/2037 (i)	539	566
Pool # 945032, ARM, 5.10%, 8/1/2037 (i)	527	559
Pool # 946362, ARM, 4.21%, 9/1/2037 (i)	332	347
Pool # 946260, ARM, 4.48%, 9/1/2037 (i)	382	396
Pool # 952835, ARM, 4.48%, 9/1/2037 (i)	135	143
Pool # 946450, ARM, 4.53%, 9/1/2037 (i)	90	91
Pool # AD0085, ARM, 4.17%, 11/1/2037 (i)	1,037	1,071
Pool # 995108, ARM, 4.34%, 11/1/2037 (i)	619	650
Pool # AD0179, ARM, 4.37%, 12/1/2037 (i)	1,171	1,225

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 966946, ARM, 3.79%, 1/1/2038 (i)	161		166
FNMA, 15 Year, Single Family
Pool # 888681, 5.00%, 12/1/2018	—	(j)	—	(j)
Pool # 742078, 4.50%, 3/1/2019	9		10
Pool # 995913, 6.00%, 3/1/2019	1		1
Pool # 773815, 3.50%, 4/1/2019	17		17
Pool # 761326, 5.00%, 4/1/2019	23		24
Pool # 774432, 5.00%, 4/1/2019	1		1
Pool # 780956, 4.50%, 5/1/2019	4		4
Pool # 784021, 4.50%, 6/1/2019	34		34
Pool # 779735, 5.50%, 7/1/2019	37		37
Pool # 725767, 6.00%, 7/1/2019	—	(j)	—	(j)
Pool # 786699, 5.50%, 8/1/2019	41		41
Pool # 255358, 5.00%, 9/1/2019	2		2
Pool # 796668, 5.50%, 9/1/2019	58		58
Pool # 745048, 5.00%, 10/1/2019	5		6
Pool # 735208, 6.00%, 10/1/2019	3		3
Pool # 735841, 4.50%, 11/1/2019	6		6
Pool # 789659, 4.50%, 11/1/2019	21		21
Pool # 801026, 4.50%, 11/1/2019	40		40
Pool # 735290, 4.50%, 12/1/2019	18		18
Pool # 735386, 5.50%, 1/1/2020	56		57
Pool # 888557, 5.50%, 3/1/2020	3		3
Pool # 811739, 6.00%, 3/1/2020	14		14
Pool # 889265, 5.50%, 6/1/2020	2		2
Pool # 889687, 5.50%, 6/1/2020	24		24
Pool # 889805, 5.50%, 7/1/2020	3		3
Pool # 735911, 6.50%, 8/1/2020	6		6
Pool # 745406, 6.00%, 3/1/2021	94		95
Pool # 745502, 6.00%, 4/1/2021	31		31
Pool # 995886, 6.00%, 4/1/2021	47		47
Pool # 938569, 6.00%, 7/1/2021	8		9
Pool # AD0142, 6.00%, 8/1/2021	164		166
Pool # 890129, 6.00%, 12/1/2021	84		86
Pool # 888834, 6.50%, 4/1/2022	106		108
Pool # 889634, 6.00%, 2/1/2023	1,190		1,226
Pool # AD0364, 5.00%, 5/1/2023	97		101
Pool # 995381, 6.00%, 1/1/2024	985		1,018
Pool # 995425, 6.00%, 1/1/2024	350		364
Pool # 995456, 6.50%, 2/1/2024	464		484
Pool # AE0081, 6.00%, 7/1/2024	243		253
Pool # AD0133, 5.00%, 8/1/2024	353		366
FNMA, 20 Year, Single Family
Pool # 254305, 6.50%, 5/1/2022	26		28
Pool # 555791, 6.50%, 12/1/2022	90		98
Pool # 889889, 6.50%, 7/1/2024	210		228
Pool # 888656, 6.50%, 4/1/2025	28		30
Pool # AE0096, 5.50%, 7/1/2025	491		524
Pool # 256311, 6.00%, 7/1/2026	291		313
Pool # 256352, 6.50%, 8/1/2026	519		563
Pool # 256803, 6.00%, 7/1/2027	383		412
Pool # 256962, 6.00%, 11/1/2027	180		194
Pool # 257007, 6.00%, 12/1/2027	540		581
Pool # 257048, 6.00%, 1/1/2028	909		979
Pool # 890222, 6.00%, 10/1/2028	693		746
Pool # AE0049, 6.00%, 9/1/2029	474		510
Pool # AO7761, 3.50%, 7/1/2032	1,248		1,258
Pool # MA1138, 3.50%, 8/1/2032	8,080		8,139
Pool # AL6238, 4.00%, 1/1/2035	19,245		19,711

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
FNMA, 30 Year, FHA/VA
Pool # 426839, 9.50%, 12/1/2018	—	(j)	—	(j)
Pool # 535183, 8.00%, 6/1/2028	33		35
Pool # 252409, 6.50%, 3/1/2029	137		149
Pool # 653815, 7.00%, 2/1/2033	13		14
Pool # 752786, 6.00%, 9/1/2033	127		135
FNMA, 30 Year, Single Family
Pool # 70825, 8.00%, 3/1/2021	—	(j)	—	(j)
Pool # 189190, 7.50%, 11/1/2022	9		9
Pool # 50966, 7.00%, 1/1/2024	3		3
Pool # 479469, 10.00%, 2/1/2024	2		2
Pool # 250066, 8.00%, 5/1/2024	3		3
Pool # 250103, 8.50%, 7/1/2024	9		10
Pool # 303031, 7.50%, 10/1/2024	4		4
Pool # 308499, 8.50%, 5/1/2025	1		1
Pool # 399269, 7.00%, 4/1/2026	43		44
Pool # 689977, 8.00%, 3/1/2027	56		61
Pool # 695533, 8.00%, 6/1/2027	46		49
Pool # 313687, 7.00%, 9/1/2027	7		7
Pool # 457268, 9.50%, 7/1/2028	4		4
Pool # 756024, 8.00%, 9/1/2028	90		99
Pool # 755973, 8.00%, 11/1/2028	218		244
Pool # 455759, 6.00%, 12/1/2028	24		26
Pool # 252211, 6.00%, 1/1/2029	35		38
Pool # 459097, 7.00%, 1/1/2029	53		56
Pool # 889020, 6.50%, 11/1/2029	4,655		5,118
Pool # 598559, 6.50%, 8/1/2031	106		117
Pool # 679886, 6.50%, 2/1/2032	551		599
Pool # 649734, 7.00%, 6/1/2032	45		47
Pool # 649624, 7.00%, 8/1/2032	11		11
Pool # 682078, 5.50%, 11/1/2032	484		521
Pool # 675555, 6.00%, 12/1/2032	215		233
Pool # AL0045, 6.00%, 12/1/2032	1,426		1,560
Pool # 683351, 5.50%, 2/1/2033	18		20
Pool # 357363, 5.50%, 3/1/2033	741		805
Pool # 674349, 6.00%, 3/1/2033	65		70
Pool # 688625, 6.00%, 3/1/2033	38		41
Pool # 688655, 6.00%, 3/1/2033	35		38
Pool # 695584, 6.00%, 3/1/2033	20		22
Pool # 254693, 5.50%, 4/1/2033	509		547
Pool # 702901, 6.00%, 5/1/2033	192		211
Pool # 720576, 5.00%, 6/1/2033	143		152
Pool # 995656, 7.00%, 6/1/2033	868		987
Pool # 723852, 5.00%, 7/1/2033	176		187
Pool # 729296, 5.00%, 7/1/2033	149		158
Pool # 720155, 5.50%, 7/1/2033	123		133
Pool # 729379, 6.00%, 8/1/2033	60		64
Pool # AA0917, 5.50%, 9/1/2033	1,939		2,084
Pool # 737825, 6.00%, 9/1/2033	107		117
Pool # 750977, 4.50%, 11/1/2033	157		162
Pool # 725027, 5.00%, 11/1/2033	417		444
Pool # 755109, 5.50%, 11/1/2033	32		35
Pool # 753174, 4.00%, 12/1/2033	495		499
Pool # 725017, 5.50%, 12/1/2033	758		826
Pool # 759424, 5.50%, 1/1/2034	69		75
Pool # 751341, 5.50%, 3/1/2034	75		80
Pool # 770405, 5.00%, 4/1/2034	957		1,020
Pool # 776708, 5.00%, 5/1/2034	327		347
Pool # AC1317, 4.50%, 9/1/2034	272		281

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 888568, 5.00%, 12/1/2034	259	275
Pool # 810663, 5.00%, 1/1/2035	193	203
Pool # 995003, 7.50%, 1/1/2035	372	424
Pool # 995156, 7.50%, 3/1/2035	418	479
Pool # 735503, 6.00%, 4/1/2035	883	966
Pool # 827776, 5.00%, 7/1/2035	152	159
Pool # 820347, 5.00%, 9/1/2035	535	570
Pool # 745148, 5.00%, 1/1/2036	463	491
Pool # 888417, 6.50%, 1/1/2036	2,727	3,024
Pool # 745275, 5.00%, 2/1/2036	372	395
Pool # 833629, 7.00%, 3/1/2036	19	20
Pool # 745418, 5.50%, 4/1/2036	673	726
Pool # 888016, 5.50%, 5/1/2036	893	959
Pool # 888209, 5.50%, 5/1/2036	574	621
Pool # 870770, 6.50%, 7/1/2036	44	49
Pool # 976871, 6.50%, 8/1/2036	1,693	1,872
Pool # AA0922, 6.00%, 9/1/2036	3,343	3,655
Pool # 745948, 6.50%, 10/1/2036	376	419
Pool # AA1019, 6.00%, 11/1/2036	513	561
Pool # 888476, 7.50%, 5/1/2037	309	358
Pool # 928584, 6.50%, 8/1/2037	289	327
Pool # 945870, 6.50%, 8/1/2037	339	378
Pool # 986648, 6.00%, 9/1/2037	761	831
Pool # 928670, 7.00%, 9/1/2037	397	441
Pool # 888890, 6.50%, 10/1/2037	675	753
Pool # 888707, 7.50%, 10/1/2037	1,577	1,844
Pool # 888892, 7.50%, 11/1/2037	486	516
Pool # AL0662, 5.50%, 1/1/2038	1,329	1,432
Pool # 995505, 8.00%, 1/1/2038	64	74
Pool # 929331, 6.00%, 4/1/2038	231	248
Pool # 909236, 7.00%, 9/1/2038	476	543
Pool # 890268, 6.50%, 10/1/2038	805	900
Pool # 995149, 6.50%, 10/1/2038	3,184	3,579
Pool # 934591, 7.00%, 10/1/2038	914	1,065
Pool # AB2869, 6.00%, 11/1/2038	637	703
Pool # 991908, 7.00%, 11/1/2038	613	706
Pool # 995504, 7.50%, 11/1/2038	400	463
Pool # 257510, 7.00%, 12/1/2038	1,533	1,758
Pool # AD0753, 7.00%, 1/1/2039	2,668	3,030
Pool # AD0780, 7.50%, 4/1/2039	1,417	1,551
Pool # AC2948, 5.00%, 9/1/2039	1,099	1,161
Pool # AC3740, 5.50%, 9/1/2039	841	900
Pool # AC7296, 5.50%, 12/1/2039	857	917
Pool # AD7790, 5.00%, 8/1/2040	6,433	6,823
Pool # AD9151, 5.00%, 8/1/2040	3,177	3,369
Pool # AL2059, 4.00%, 6/1/2042	14,496	14,757
Pool # AB9017, 3.00%, 4/1/2043	20,230	19,454
Pool # AT5891, 3.00%, 6/1/2043	23,344	22,457
Pool # AB9860, 3.00%, 7/1/2043	18,493	17,780
Pool # AL7527, 4.50%, 9/1/2043	12,197	12,688
Pool # AL7496, 3.50%, 5/1/2044	33,801	33,452
Pool # AL7380, 3.50%, 2/1/2045	19,917	19,712
Pool # AS6479, 3.50%, 1/1/2046	49,677	49,101
Pool # BM3500, 4.00%, 9/1/2047	80,068	80,815
Pool # BE8344, 4.00%, 11/1/2047	10,534	10,616
Pool # BJ7248, 4.00%, 12/1/2047	8,554	8,655
Pool # BE8349, 4.00%, 1/1/2048	9,866	9,943
Pool # BJ5756, 4.00%, 1/1/2048	15,687	15,835

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # BJ7310, 4.00%, 1/1/2048	15,100	15,282
Pool # BJ8237, 4.00%, 1/1/2048	10,077	10,186
Pool # BJ8264, 4.00%, 1/1/2048	6,494	6,563
Pool # BK1007, 4.00%, 2/1/2048	3,302	3,336
Pool # BK1134, 4.00%, 2/1/2048	19,157	19,279
Pool # BM3665, 4.00%, 3/1/2048	66,575	67,352
Pool # BE8366, 4.50%, 7/1/2048	18,709	19,400
Pool # BK7982, 5.00%, 7/1/2048	29,146	30,850
FNMA, Other
Pool # BL1040, 3.88%, 12/1/2018 (k)	42,090	42,103
Pool # 471233, 2.19%, 5/1/2019	7,822	7,805
Pool # AM0081, 1.94%, 7/1/2019	10,705	10,639
Pool # 471692, 2.37%, 7/1/2019	13,374	13,312
Pool # AM1719, 1.47%, 12/1/2019	6,568	6,477
Pool # 464019, 4.26%, 12/1/2019	7,690	7,770
Pool # AD0660, 4.48%, 12/1/2019	10,569	10,659
Pool # AD0852, 4.28%, 1/1/2020	11,922	12,027
Pool # AD0851, 4.37%, 2/1/2020	5,921	5,997
Pool # AE0134, 4.40%, 2/1/2020	6,083	6,154
Pool # AE1544, 4.00%, 4/1/2020	6	6
Pool # AE0136, 4.38%, 4/1/2020	12,095	12,277
Pool # AM3498, 2.01%, 6/1/2020	80,712	79,523
Pool # 465659, 3.74%, 7/1/2020	4,629	4,670
Pool # 465578, 3.93%, 7/1/2020	12,133	12,274
Pool # 465491, 4.07%, 7/1/2020	25,782	26,134
Pool # 465769, 3.96%, 8/1/2020	8,106	8,209
Pool # 465936, 3.60%, 9/1/2020	1,561	1,573
Pool # 466030, 3.29%, 10/1/2020	6,536	6,545
Pool # 465969, 3.50%, 10/1/2020	9,302	9,358
Pool # 465973, 3.59%, 10/1/2020	8,139	8,202
Pool # 465738, 3.92%, 10/1/2020	5,745	5,821
Pool # 466436, 3.27%, 11/1/2020	6,535	6,544
Pool # AM1547, 2.00%, 12/1/2020	13,452	13,147
Pool # FN0022, 3.54%, 12/1/2020	2,462	2,478
Pool # 466854, 3.70%, 12/1/2020	3,071	3,103
Pool # 466840, 3.83%, 12/1/2020	7,359	7,454
Pool # AL4762, 3.56%, 1/1/2021	2,525	2,543
Pool # 466836, 3.87%, 1/1/2021	9,790	9,931
Pool # 466919, 3.93%, 1/1/2021	3,330	3,382
Pool # 466898, 4.05%, 1/1/2021	4,188	4,257
Pool # FN0003, 4.28%, 1/1/2021	5,322	5,443
Pool # 467264, 4.33%, 2/1/2021	4,111	4,203
Pool # 467755, 4.25%, 4/1/2021	8,968	9,167
Pool # 467944, 4.25%, 4/1/2021	6,816	6,969
Pool # 467630, 4.30%, 4/1/2021	2,470	2,528
Pool # 467757, 4.33%, 4/1/2021	5,973	6,115
Pool # 468021, 4.36%, 5/1/2021	12,573	12,889
Pool # 468243, 3.97%, 6/1/2021	5,236	5,323
Pool # 468237, 4.02%, 6/1/2021	6,009	6,120
Pool # 468381, 4.10%, 6/1/2021	5,614	5,725
Pool # 468242, 4.19%, 6/1/2021	4,525	4,625
Pool # AL0569, 4.26%, 6/1/2021	5,650	5,758
Pool # 468066, 4.30%, 6/1/2021	4,601	4,713
Pool # 468102, 4.34%, 6/1/2021	16,142	16,566
Pool # 468614, 3.86%, 7/1/2021	7,879	8,017
Pool # 468466, 3.89%, 7/1/2021	7,656	7,774
Pool # 468667, 3.94%, 7/1/2021	8,968	9,121
Pool # 468651, 3.99%, 7/1/2021	3,684	3,749
Pool # 468564, 4.06%, 7/1/2021	8,364	8,528

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 468159, 4.26%, 7/1/2021	18,927	19,391
Pool # AL0602, 4.31%, 7/1/2021	6,375	6,523
Pool # 468699, 4.05%, 8/1/2021	1,420	1,449
Pool # 468896, 4.13%, 8/1/2021	6,436	6,577
Pool # 468542, 4.50%, 8/1/2021	24,662	25,444
Pool # AM6602, 2.63%, 9/1/2021	8,210	8,092
Pool # 468994, 3.85%, 9/1/2021	7,106	7,237
Pool # 469204, 3.89%, 9/1/2021	12,121	12,322
Pool # 468936, 3.92%, 9/1/2021	5,423	5,516
Pool # AL0905, 3.95%, 9/1/2021	8,411	8,547
Pool # 469254, 3.40%, 10/1/2021	2,868	2,883
Pool # AM7314, 2.63%, 11/1/2021	8,000	7,888
Pool # 469552, 3.43%, 11/1/2021	8,206	8,260
Pool # 469873, 3.03%, 12/1/2021	7,794	7,760
Pool # 469545, 3.31%, 12/1/2021	3,177	3,188
Pool # AM5706, 3.44%, 12/1/2021	3,880	3,891
Pool # 469074, 3.83%, 12/1/2021	13,452	13,703
Pool # AM7739, 2.40%, 1/1/2022	9,258	9,052
Pool # 470269, 2.97%, 1/1/2022	6,253	6,214
Pool # 470324, 3.03%, 1/1/2022	7,016	6,985
Pool # 470280, 3.09%, 1/1/2022	10,941	10,911
Pool # 470181, 3.20%, 1/1/2022	6,963	6,966
Pool # 470359, 3.06%, 2/1/2022	7,497	7,470
Pool # 470202, 3.14%, 2/1/2022	3,927	3,922
Pool # 470622, 2.75%, 3/1/2022	7,862	7,791
Pool # 470826, 2.97%, 3/1/2022	5,381	5,345
Pool # 470555, 3.08%, 3/1/2022	3,436	3,426
Pool # 470539, 3.14%, 3/1/2022	2,445	2,442
Pool # 470779, 3.21%, 3/1/2022	2,690	2,692
Pool # 470474, 2.70%, 4/1/2022	13,001	12,793
Pool # AM4851, 3.05%, 4/1/2022	11,007	10,944
Pool # 471033, 3.08%, 4/1/2022	8,352	8,326
Pool # 471718, 2.77%, 5/1/2022	13,957	13,754
Pool # 471274, 2.86%, 5/1/2022	11,869	11,731
Pool # 471177, 2.94%, 5/1/2022	8,693	8,627
Pool # 471151, 3.02%, 5/1/2022	5,513	5,485
Pool # 471190, 3.12%, 5/1/2022	7,933	7,918
Pool # 471599, 2.60%, 6/1/2022	6,967	6,838
Pool # 471747, 2.76%, 6/1/2022	13,945	13,667
Pool # AM0109, 2.61%, 7/1/2022	7,367	7,237
Pool # 471839, 2.67%, 7/1/2022	9,793	9,616
Pool # 471881, 2.67%, 7/1/2022	5,426	5,314
Pool # 471749, 2.69%, 7/1/2022	8,332	8,148
Pool # AM0177, 2.82%, 7/1/2022	8,968	8,849
Pool # 471284, 2.98%, 7/1/2022	19,269	19,144
Pool # 471828, 2.65%, 8/1/2022	8,968	8,774
Pool # AM0757, 2.47%, 9/1/2022	3,150	3,071
Pool # AM1025, 2.39%, 10/1/2022	5,361	5,221
Pool # AM0810, 2.57%, 10/1/2022	5,040	4,940
Pool # AM0664, 2.64%, 10/1/2022	5,605	5,481
Pool # AM1196, 2.37%, 11/1/2022	3,965	3,858
Pool # AM0585, 2.38%, 11/1/2022	7,203	7,009
Pool # AM1437, 2.41%, 11/1/2022	4,980	4,851
Pool # AM1392, 2.44%, 11/1/2022	6,833	6,665
Pool # AM0806, 2.45%, 11/1/2022	12,174	11,866
Pool # AM1492, 2.47%, 11/1/2022	4,484	4,373
Pool # AM1385, 2.55%, 11/1/2022	10,441	10,223
Pool # AM1386, 2.55%, 11/1/2022	3,338	3,269

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # AM1779, 2.28%, 12/1/2022	8,553	8,287
Pool # AM1476, 2.32%, 12/1/2022	3,149	3,056
Pool # AM1619, 2.34%, 12/1/2022	19,734	19,123
Pool # AM1505, 2.39%, 12/1/2022	8,804	8,566
Pool # AM0811, 2.42%, 12/1/2022	9,774	9,520
Pool # AM7303, 2.66%, 12/1/2022	14,760	14,458
Pool # AM1922, 2.15%, 1/1/2023	4,051	3,904
Pool # AM1989, 2.33%, 1/1/2023	14,293	13,868
Pool # AM2111, 2.34%, 1/1/2023	11,406	11,071
Pool # AM2072, 2.37%, 1/1/2023	9,130	8,862
Pool # AM2123, 2.40%, 1/1/2023	12,306	11,973
Pool # AM2252, 2.44%, 1/1/2023	8,236	8,025
Pool # AM2223, 2.45%, 1/1/2023	6,117	5,963
Pool # AM1474, 2.51%, 1/1/2023	8,251	8,043
Pool # AM2149, 2.60%, 1/1/2023	6,442	6,315
Pool # AM2333, 2.45%, 2/1/2023	11,210	10,909
Pool # AM2695, 2.49%, 3/1/2023	6,696	6,530
Pool # AM2747, 2.50%, 4/1/2023	12,555	12,230
Pool # AM3069, 2.64%, 4/1/2023	2,968	2,896
Pool # AL3594, 2.71%, 4/1/2023	5,058	4,948
Pool # AM3244, 2.52%, 5/1/2023	28,698	27,967
Pool # AM3439, 2.54%, 5/1/2023	2,668	2,604
Pool # AM3577, 2.42%, 6/1/2023	7,490	7,267
Pool # AL3876, 2.77%, 6/1/2023	17,045	16,709
Pool # AM3589, 2.77%, 6/1/2023	8,018	7,857
Pool # AM3646, 2.64%, 7/1/2023	3,587	3,492
Pool # AM4011, 3.67%, 7/1/2023	42,150	42,989
Pool # AM3990, 3.74%, 7/1/2023	4,778	4,893
Pool # AM4170, 3.51%, 8/1/2023	9,000	9,112
Pool # AM4066, 3.59%, 8/1/2023	9,865	9,988
Pool # AM4716, 3.38%, 12/1/2023	3,006	3,018
Pool # AM4720, 3.45%, 1/1/2024	24,309	24,472
Pool # AM7024, 2.90%, 12/1/2024	8,200	7,998
Pool # AM7231, 2.92%, 12/1/2024	4,000	3,908
Pool # AM7290, 2.97%, 12/1/2024	24,220	23,727
Pool # AM7124, 3.11%, 12/1/2024	25,303	24,978
Pool # AM7682, 2.84%, 1/1/2025	34,780	33,856
Pool # AM7654, 2.86%, 1/1/2025	6,710	6,546
Pool # AM7795, 2.92%, 1/1/2025	33,000	32,232
Pool # AM7698, 2.96%, 1/1/2025	9,350	9,148
Pool # AM7664, 2.99%, 1/1/2025	10,670	10,469
Pool # AM7372, 3.05%, 1/1/2025	1,740	1,711
Pool # 470300, 3.64%, 1/1/2025	4,769	4,807
Pool # AM8251, 2.70%, 4/1/2025	9,895	9,554
Pool # AM8846, 2.68%, 5/1/2025	6,296	6,073
Pool # AM9149, 2.63%, 6/1/2025	6,200	5,948
Pool # AM8795, 3.02%, 6/1/2025	3,832	3,762
Pool # AM9548, 3.17%, 8/1/2025	6,800	6,721
Pool # AN0029, 3.10%, 9/1/2025	9,976	9,822
Pool # AM4660, 3.77%, 12/1/2025	27,400	27,852
Pool # AN0767, 3.18%, 1/1/2026	8,629	8,536
Pool # AN1292, 2.84%, 4/1/2026	9,290	8,972
Pool # AN1590, 2.40%, 5/1/2026	9,703	9,112
Pool # AN1413, 2.49%, 5/1/2026	21,968	20,689
Pool # AN1497, 2.61%, 6/1/2026	11,034	10,442
Pool # AN1243, 2.64%, 6/1/2026	7,998	7,585
Pool # AN1247, 2.64%, 6/1/2026	9,848	9,340
Pool # 468645, 4.54%, 7/1/2026	2,308	2,420

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # AM6381, 3.29%, 8/1/2026	33,000	32,735
Pool # AM6392, 3.29%, 8/1/2026	11,500	11,410
Pool # 468574, 4.55%, 8/1/2026	8,164	8,543
Pool # 468573, 4.76%, 8/1/2026	8,779	9,314
Pool # 468927, 4.77%, 8/1/2026	5,587	5,929
Pool # AM6448, 3.25%, 9/1/2026	9,973	9,870
Pool # AN3076, 2.46%, 10/1/2026	25,000	23,370
Pool # AM7062, 3.44%, 10/1/2026	8,420	8,390
Pool # AM7117, 3.14%, 12/1/2026	20,175	19,828
Pool # AM7262, 3.19%, 12/1/2026	17,000	16,747
Pool # AM7011, 3.22%, 12/1/2026	2,908	2,872
Pool # AM7485, 3.24%, 12/1/2026	20,000	19,665
Pool # AM7390, 3.26%, 12/1/2026	7,746	7,670
Pool # AM7265, 3.30%, 12/1/2026	5,434	5,373
Pool # FN0029, 4.66%, 12/1/2026	9,550	10,005
Pool # AM8008, 2.94%, 2/1/2027	12,577	12,193
Pool # AM7515, 3.34%, 2/1/2027	16,000	15,837
Pool # AM8280, 2.91%, 3/1/2027	6,000	5,791
Pool # AM8529, 3.03%, 4/1/2027	16,000	15,494
Pool # AM8432, 2.79%, 5/1/2027	8,000	7,608
Pool # AM8745, 2.81%, 5/1/2027	9,914	9,501
Pool # AM8596, 2.83%, 5/1/2027	10,575	10,030
Pool # AM8597, 2.83%, 5/1/2027	10,725	10,173
Pool # AM8598, 2.83%, 5/1/2027	11,437	10,848
Pool # AM8784, 2.89%, 5/1/2027	8,295	7,997
Pool # AM8558, 2.68%, 6/1/2027	8,101	7,702
Pool # AM8803, 2.78%, 6/1/2027	4,177	3,995
Pool # AM8765, 2.83%, 6/1/2027	7,237	6,857
Pool # AM9087, 3.00%, 6/1/2027	16,500	15,853
Pool # AM9170, 3.00%, 6/1/2027	4,713	4,580
Pool # AM9345, 3.25%, 7/1/2027	7,853	7,763
Pool # AN6532, 2.92%, 9/1/2027	4,991	4,757
Pool # AM9723, 3.33%, 9/1/2027	9,825	9,722
Pool # AN7048, 2.90%, 10/1/2027	6,832	6,553
Pool # AM1469, 2.96%, 11/1/2027	4,000	3,826
Pool # AN7669, 2.83%, 12/1/2027	20,254	19,162
Pool # AN8114, 3.00%, 1/1/2028	8,192	7,873
Pool # AN8048, 3.08%, 1/1/2028	40,000	38,426
Pool # AN7943, 3.10%, 1/1/2028	15,000	14,479
Pool # AN1600, 2.59%, 6/1/2028	7,686	7,127
Pool # AN9686, 3.52%, 6/1/2028	40,550	40,026
Pool # AN9486, 3.57%, 6/1/2028	26,476	26,241
Pool # AN2005, 2.73%, 7/1/2028	10,000	9,224
Pool # 387859, 3.53%, 8/1/2028	21,722	21,585
Pool # 387866, 3.53%, 8/1/2028	15,068	14,976
Pool # 387806, 3.55%, 8/1/2028	15,289	15,129
Pool # 387840, 3.65%, 8/1/2028	5,769	5,755
Pool # 109782, 3.55%, 9/1/2028	42,800	42,602
Pool # BL0112, 3.66%, 10/1/2028	26,632	26,753
Pool # BL0907, 3.88%, 12/1/2028 (k)	11,997	12,046
Pool # AN4744, 3.30%, 3/1/2029	8,000	7,735
Pool # AN6106, 3.10%, 7/1/2029	5,700	5,409
Pool # AN6173, 3.12%, 7/1/2029	3,651	3,476
Pool # AN6846, 2.93%, 10/1/2029	13,300	12,415
Pool # AM7018, 3.63%, 10/1/2029	2,825	2,805
Pool # AM8123, 2.92%, 2/1/2030	8,254	7,705
Pool # AM7785, 3.17%, 2/1/2030	6,321	6,027
Pool # AM7516, 3.55%, 2/1/2030	13,000	12,823

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # AM8692, 3.03%, 4/1/2030	25,000	23,175
Pool # AM8544, 3.08%, 4/1/2030	15,707	14,847
Pool # AM8408, 3.13%, 4/1/2030	38,000	35,762
Pool # AM8321, 3.22%, 4/1/2030	10,665	10,224
Pool # AM8889, 2.92%, 5/1/2030	11,320	10,437
Pool # AM8151, 2.94%, 5/1/2030	12,000	11,044
Pool # AM8802, 3.10%, 5/1/2030	5,179	4,903
Pool # AM8807, 3.10%, 5/1/2030	15,482	14,668
Pool # AN9154, 3.64%, 5/1/2030	4,306	4,290
Pool # AM8666, 2.96%, 6/1/2030	9,680	9,077
Pool # AM9020, 2.97%, 6/1/2030	8,064	7,630
Pool # AM9012, 3.13%, 6/1/2030	9,234	8,692
Pool # AM9154, 3.18%, 6/1/2030	9,419	8,995
Pool # AM9296, 3.15%, 7/1/2030	9,159	8,716
Pool # AM9320, 3.30%, 7/1/2030	10,054	9,557
Pool # AN9594, 3.68%, 7/1/2030	25,000	24,935
Pool # AN9876, 3.80%, 7/1/2030	18,562	18,736
Pool # AN9988, 3.85%, 7/1/2030	9,643	9,777
Pool # AN9938, 3.70%, 8/1/2030	8,233	8,251
Pool # 387883, 3.78%, 8/1/2030	35,146	35,499
Pool # AM9219, 3.35%, 9/1/2030	11,361	10,999
Pool # AM9676, 3.37%, 9/1/2030	7,610	7,378
Pool # BL0979, 3.88%, 12/1/2030 (k)	4,125	4,211
Pool # AN1035, 3.21%, 3/1/2031	13,900	13,135
Pool # AH9683, 5.00%, 4/1/2031	1,200	1,270
Pool # AN1829, 2.90%, 6/1/2031	7,866	7,244
Pool # AN1372, 2.67%, 7/1/2031	15,975	14,276
Pool # AN1364, 2.81%, 8/1/2031	4,736	4,323
Pool # AN2625, 2.50%, 10/1/2031	10,000	8,757
Pool # AN5065, 3.34%, 4/1/2032	26,680	25,456
Pool # AN6155, 3.06%, 8/1/2032	15,000	13,841
Pool # AQ7084, 3.50%, 12/1/2032	3,054	3,044
Pool # 650236, 5.00%, 12/1/2032	6	6
Pool # AR7484, 3.50%, 2/1/2033	5,479	5,461
Pool # AT7117, 3.50%, 6/1/2033	2,128	2,121
Pool # AN9695, 3.67%, 7/1/2033	32,550	32,227
Pool # AN9950, 3.89%, 7/1/2033	9,941	10,044
Pool # 810997, 5.50%, 10/1/2034	281	290
Pool # AM7111, 3.57%, 11/1/2034	18,149	17,627
Pool # AM7122, 3.61%, 11/1/2034	8,871	8,717
Pool # AM8474, 3.45%, 4/1/2035	5,005	4,843
Pool # AM8475, 3.45%, 4/1/2035	2,030	1,965
Pool # AM9188, 3.12%, 6/1/2035	23,000	21,078
Pool # AM9532, 3.63%, 10/1/2035	3,749	3,692
Pool # AN0375, 3.76%, 12/1/2035	3,741	3,764
Pool # 256051, 5.50%, 12/1/2035	235	246
Pool # 256128, 6.00%, 2/1/2036	46	49
Pool # 880219, 7.00%, 2/1/2036	420	471
Pool # 868763, 6.50%, 4/1/2036	9	9
Pool # 907742, 7.00%, 12/1/2036	68	72
Pool # 920934, 6.50%, 1/1/2037	866	951
Pool # 888408, 6.00%, 3/1/2037	735	787
Pool # 888373, 7.00%, 3/1/2037	64	67
Pool # 888412, 7.00%, 4/1/2037	85	92
Pool # 918264, 6.50%, 5/1/2037	72	73
Pool # 995783, 8.00%, 11/1/2037	110	119
Pool # 257209, 5.50%, 5/1/2038	204	210
Pool # MA0127, 5.50%, 6/1/2039	233	244

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # AL2606, 4.00%, 3/1/2042	1,514		1,518
Pool # AO7225, 4.00%, 7/1/2042	4,525		4,581
Pool # AO9352, 4.00%, 7/1/2042	4,444		4,499
Pool # AO9353, 4.00%, 7/1/2042	4,043		4,094
Pool # MA1125, 4.00%, 7/1/2042	5,264		5,330
Pool # MA1178, 4.00%, 9/1/2042	26,757		27,100
Pool # MA1213, 3.50%, 10/1/2042	10,454		10,316
Pool # MA1251, 3.50%, 11/1/2042	27,458		27,095
Pool # MA1253, 4.00%, 11/1/2042	21,160		21,424
Pool # AR1397, 3.00%, 1/1/2043	14,725		14,152
Pool # MA1328, 3.50%, 1/1/2043	3,521		3,474
Pool # AQ9999, 3.00%, 2/1/2043	8,160		7,842
Pool # MA1373, 3.50%, 3/1/2043	5,447		5,375
Pool # MA1404, 3.50%, 4/1/2043	16,691		16,470
Pool # AB9096, 4.00%, 4/1/2043	2,885		2,921
Pool # AB9196, 3.50%, 5/1/2043	7,026		6,933
Pool # AT4051, 3.50%, 5/1/2043	1,800		1,776
Pool # MA1437, 3.50%, 5/1/2043	19,424		19,167
Pool # AT5914, 3.50%, 6/1/2043	9,979		9,847
Pool # MA1463, 3.50%, 6/1/2043	22,667		22,367
Pool # AB9704, 4.00%, 6/1/2043	5,585		5,654
Pool # MA1711, 4.50%, 12/1/2043	26,225		27,226
Pool # AL6167, 3.50%, 1/1/2044	12,333		12,170
Pool # MA1759, 4.00%, 1/1/2044	9,116		9,230
Pool # MA1760, 4.50%, 1/1/2044	8,534		8,858
Pool # AV9286, 4.00%, 2/1/2044	5,415		5,483
Pool # MA1800, 4.00%, 2/1/2044	4,470		4,526
Pool # MA1828, 4.50%, 3/1/2044	20,105		20,873
Pool # MA2429, 4.00%, 10/1/2045	5,307		5,374
Pool # MA2565, 4.00%, 3/1/2046	7,520		7,614
Pool # AD0523, 6.00%, 11/1/2048	362		378
GNMA I, 30 Year, Single Family
Pool # 286315, 9.00%, 2/15/2020	—	(j)	—	(j)
Pool # 313110, 7.50%, 11/15/2022	1		1
Pool # 345288, 7.50%, 3/15/2023	2		2
Pool # 352108, 7.00%, 8/15/2023	2		2
Pool # 363030, 7.00%, 9/15/2023	89		92
Pool # 352022, 7.00%, 11/15/2023	5		6
Pool # 366706, 6.50%, 1/15/2024	27		29
Pool # 371281, 7.00%, 2/15/2024	53		55
Pool # 782507, 9.50%, 10/15/2024	99		103
Pool # 780029, 9.00%, 11/15/2024	3		3
Pool # 780965, 9.50%, 12/15/2025	10		10
Pool # 442119, 7.50%, 11/15/2026	9		9
Pool # 411829, 7.50%, 7/15/2027	14		14
Pool # 554108, 6.50%, 3/15/2028	65		70
Pool # 481872, 7.50%, 7/15/2028	6		6
Pool # 468149, 8.00%, 8/15/2028	11		11
Pool # 468236, 6.50%, 9/15/2028	137		149
Pool # 486537, 7.50%, 9/15/2028	34		36
Pool # 486631, 6.50%, 10/15/2028	9		10
Pool # 466406, 6.00%, 11/15/2028	86		92
Pool # 781328, 7.00%, 9/15/2031	753		858
Pool # 569568, 6.50%, 1/15/2032	559		626
Pool # 591882, 6.50%, 7/15/2032	21		23
Pool # 607645, 6.50%, 2/15/2033	109		118
Pool # 607724, 7.00%, 2/15/2033	51		55
Pool # 783123, 5.50%, 4/15/2033	2,530		2,737
Pool # 604209, 6.50%, 4/15/2033	63		68

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 614546, 5.50%, 6/15/2033	29	31
Pool # 781614, 7.00%, 6/15/2033	167	192
Pool # 781689, 5.50%, 12/15/2033	103	111
Pool # 632415, 5.50%, 7/15/2034	61	66
Pool # 574710, 5.50%, 9/15/2034	138	148
Pool # 782615, 7.00%, 6/15/2035	1,994	2,247
Pool # 782025, 6.50%, 12/15/2035	679	757
Pool # 617486, 7.00%, 4/15/2037	311	344
Pool # 782212, 7.50%, 10/15/2037	339	397
GNMA II, 30 Year, Single Family
Pool # 1974, 8.50%, 3/20/2025	2	2
Pool # 1989, 8.50%, 4/20/2025	13	14
Pool # 2006, 8.50%, 5/20/2025	32	33
Pool # 2141, 8.00%, 12/20/2025	6	6
Pool # 2234, 8.00%, 6/20/2026	13	14
Pool # 2270, 8.00%, 8/20/2026	10	11
Pool # 2285, 8.00%, 9/20/2026	11	13
Pool # 2324, 8.00%, 11/20/2026	9	10
Pool # 2499, 8.00%, 10/20/2027	24	26
Pool # 2512, 8.00%, 11/20/2027	19	21
Pool # 2525, 8.00%, 12/20/2027	9	9
Pool # 2549, 7.50%, 2/20/2028	12	13
Pool # 2562, 6.00%, 3/20/2028	63	70
Pool # 2606, 8.00%, 6/20/2028	5	5
Pool # 2633, 8.00%, 8/20/2028	1	1
Pool # 2646, 7.50%, 9/20/2028	42	47
Pool # 2647, 8.00%, 9/20/2028	3	3
Pool # 2781, 6.50%, 7/20/2029	673	748
Pool # 4224, 7.00%, 8/20/2038	264	296
Pool # 4245, 6.00%, 9/20/2038	4,551	4,921
Pool # 783389, 6.00%, 8/20/2039	2,324	2,561
Pool # 783444, 5.50%, 9/20/2039	1,429	1,518
Pool # 783967, 4.25%, 12/20/2044	6,983	7,277
Pool # AK8791, 3.75%, 7/20/2045	2,849	2,853
Pool # BD0481, 4.00%, 12/20/2047	4,054	4,120
Pool # BD0484, 4.50%, 12/20/2047	27,447	28,455
Pool # BE0207, 4.50%, 2/20/2048	6,810	7,159
Pool # BE0208, 4.50%, 2/20/2048	10,272	10,797
Pool # BE5169, 4.50%, 2/20/2048	24,260	25,126
Pool # BF2333, 5.50%, 3/20/2048	1,920	2,021
Pool # BA7567, 4.50%, 5/20/2048	9,889	10,245
Pool # BF2574, 5.50%, 5/20/2048	1,397	1,490
Pool # BH2971, 5.00%, 6/20/2048	6,214	6,605
Pool # BI0728, 5.00%, 7/20/2048	12,446	13,229
Pool # BD0551, 4.50%, 8/20/2048	11,931	12,370
Pool # BI5288, 5.00%, 8/20/2048	15,606	16,623
Pool # BI5289, 5.00%, 8/20/2048	25,246	26,835
Pool # BI5290, 5.00%, 8/20/2048	7,547	8,031
Pool # AY2411, 4.25%, 9/20/2048	4,794	4,938
Pool # 784598, 5.00%, 9/20/2048	30,748	32,225
GNMA II, Other
Pool # AD0858, 3.75%, 9/20/2038	888	896
Pool # 4285, 6.00%, 11/20/2038	49	51
Pool # AD0862, 3.75%, 1/20/2039	1,839	1,855
Pool # AC0973, 4.45%, 5/20/2063 (i)	3,464	3,509

TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,514,851)		4,395,021

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — 13.0%
ABFC Trust Series 2005-AQ1, Class A4, 4.78%, 1/25/2034 ‡ (f)	2,779	2,832
Academic Loan Funding Trust Series 2013-1A, Class A, 3.12%, 12/26/2044 (b)(i)	2,862	2,853
Accelerated Assets LLC Series 2018-1, Class A, 3.87%, 12/2/2033 (b)	16,351	16,334
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	10,867	10,791
Series 2015-1, Class A, 3.60%, 3/15/2027 (b)	4,751	4,556
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	8,603	8,245
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	8,291	7,961
American Airlines Pass-Through Trust
Series 2011-1, Class A, 5.25%, 1/31/2021	652	669
Series 2013-2, Class A, 4.95%, 1/15/2023	2,570	2,625
Series 2014-1, Class A, 3.70%, 10/1/2026	327	318
Series 2016-2, Class A, 3.65%, 6/15/2028	1,740	1,656
Series 2016-3, Class AA, 3.00%, 10/15/2028	20,012	18,777
Series 2017-1, Class AA, 3.65%, 2/15/2029	4,850	4,764
American Credit Acceptance Receivables Trust
Series 2015-2, Class C, 4.32%, 5/12/2021 (b)	4,886	4,888
Series 2016-2, Class C, 6.09%, 5/12/2022 (b)	5,000	5,090
Series 2016-4, Class C, 2.91%, 2/13/2023 ‡ (b)	6,433	6,419
Series 2017-1, Class C, 2.88%, 3/13/2023 (b)	11,983	11,958
Series 2018-1, Class C, 3.55%, 4/10/2024 (b)	9,054	9,035
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 ‡ (b)	11,637	11,651
Series 2014-SFR2, Class B, 4.29%, 10/17/2036 ‡ (b)	2,400	2,432
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (b)	8,100	8,421
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (b)	7,300	7,898
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	9,300	9,260
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (b)	3,750	3,833
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (b)	16,970	18,560
Series 2015-SFR2, Class E, 6.07%, 10/17/2045 ‡ (b)	1,415	1,521
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (b)	17,056	16,772
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (b)	7,420	7,790
AmeriCredit Automobile Receivables Trust
Series 2016-1, Class A3, 1.81%, 10/8/2020	386	386
Series 2016-2, Class A3, 1.60%, 11/9/2020	747	747
Series 2016-3, Class A3, 1.46%, 5/10/2021	2,790	2,776
Series 2017-4, Class C, 2.60%, 9/18/2023	18,856	18,473
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates Series 2003-13, Class AF6, 5.06%, 1/25/2034 ‡ (f)	10	12
Anchor Assets IX LLC Series 2016-1, Class A, 5.13%, 2/15/2020 ‡ (b)	74,650	74,650
AXIS Equipment Finance Receivables IV LLC Series 2016-1A, Class A, 2.21%, 11/20/2021 (b)	3,333	3,319
B2R Mortgage Trust
Series 2015-1, Class A1, 2.52%, 5/15/2048 (b)	3,637	3,593
Series 2015-2, Class A, 3.34%, 11/15/2048 (b)	10,426	10,331
Banc of America Funding Corp. Series 2012-R6, Class 1A1, 3.00%, 10/26/2039 ‡ (b)	4	4
BCC Funding Corp. X Series 2015-1, Class D, 4.54%, 12/21/2020 ‡ (b)	2,717	2,722
Bear Stearns Asset-Backed Securities Trust Series 2006-SD1, Class A, 2.68%, 4/25/2036 ‡ (i)	131	130
BMW Vehicle Owner Trust Series 2018-A, Class A3, 2.35%, 4/25/2022	33,741	33,400
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	8,849	8,699
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	14,128	13,913
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033 (b)	28,222	28,185
Series 2018-2, Class A, 4.45%, 6/15/2033 (b)	42,994	43,005
Series 2018-2, Class B, 5.44%, 6/15/2033 (b)	9,650	9,672
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027 (b)	1,549	1,526
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1, 2.25%, 7/17/2023	5,757	5,675
Camillo Issuer LLC Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	40,570	40,481
Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (b)	43,763	43,763

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Capital Auto Receivables Asset Trust
Series 2016-1, Class A3, 1.73%, 4/20/2020	207	207
Series 2018-1, Class A3, 2.79%, 1/20/2022 (b)	35,295	35,136
Carnow Auto Receivables Trust
Series 2016-1A, Class C, 5.11%, 2/15/2021 ‡ (b)	10,000	10,015
Series 2017-1A, Class A, 2.92%, 9/15/2022 (b)	10,771	10,717
Series 2018-1A, Class C, 5.21%, 9/15/2023 (b)	14,000	13,998
Cascade Funding Mortgage Trust Series 2018-RM1, Class A1, 4.58%, 6/25/2048 (b)(f)	17,492	17,317
Chase Funding Trust
Series 2003-4, Class 1A5, 5.22%, 5/25/2033 (f)	1,256	1,270
Series 2003-6, Class 1A5, 5.06%, 11/25/2034 ‡ (f)	1,829	1,886
Series 2003-6, Class 1A7, 5.06%, 11/25/2034 ‡ (f)	3,117	3,193
CIG Auto Receivables Trust Series 2017-1A, Class A, 2.71%, 5/15/2023 (b)	8,205	8,150
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	950	1,172
Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-UP1, Class A, 3.95%, 4/25/2032 ‡ (b)(f)	141	140
Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3, Class A, 3.07%, 12/25/2033 (i)	136	136
CLUB Credit Trust
Series 2017-P2, Class A, 2.61%, 1/15/2024 (b)	5,584	5,548
Series 2018-NP1, Class A, 2.99%, 5/15/2024 (b)	8,717	8,714
Series 2018-NP1, Class B, 3.67%, 5/15/2024 ‡ (b)	5,737	5,725
Colony American Finance Ltd. (Cayman Islands) Series 2016-1, Class A, 2.54%, 6/15/2048 (b)	7,807	7,658
Consumer Loan Underlying Bond Credit Trust
Series 2017-NP2, Class A, 2.55%, 1/16/2024 (b)	1,112	1,112
Series 2018-P1, Class A, 3.39%, 7/15/2025 (b)	23,349	23,282
Continental Airlines Pass-Through Trust
Series 1999-2, Class A-1, 7.26%, 3/15/2020	112	114
Series 2007-1, Class A, 5.98%, 4/19/2022	2,668	2,801
COOF Securitization Trust Ltd. Series 2014-1, Class A, IO, 3.12%, 6/25/2040 ‡ (b)(i)	8,989	791
CPS Auto Receivables Trust
Series 2014-B, Class C, 3.23%, 5/15/2020 (b)	3,399	3,400
Series 2014-C, Class C, 3.77%, 8/17/2020 (b)	3,386	3,391
Series 2016-B, Class B, 3.18%, 9/15/2020 (b)	1,112	1,112
Series 2014-D, Class C, 4.35%, 11/16/2020 (b)	4,000	4,017
Series 2015-A, Class C, 4.00%, 2/16/2021 (b)	2,900	2,914
Series 2015-B, Class C, 4.20%, 5/17/2021 (b)	16,500	16,617
Series 2015-C, Class D, 4.63%, 8/16/2021 ‡ (b)	5,849	5,920
Series 2018-A, Class B, 2.77%, 4/18/2022 (b)	5,675	5,620
Series 2016-C, Class C, 3.27%, 6/15/2022 (b)	7,840	7,836
Series 2018-B, Class B, 3.23%, 7/15/2022 (b)	11,435	11,389
Series 2017-D, Class C, 3.01%, 10/17/2022 (b)	7,027	6,968
Series 2018-A, Class C, 3.05%, 12/15/2023 (b)	2,094	2,067
CPS Auto Trust
Series 2017-A, Class A, 1.68%, 8/17/2020 (b)	1,648	1,645
Series 2017-A, Class C, 3.31%, 12/15/2022 (b)	5,383	5,373
Series 2017-A, Class D, 4.61%, 12/15/2022 (b)	3,060	3,093
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class A, 2.56%, 10/15/2025 (b)	13,659	13,594
Series 2017-1A, Class B, 3.04%, 12/15/2025 (b)	5,989	5,928
Series 2017-1A, Class C, 3.48%, 2/17/2026 (b)	5,018	4,976
Series 2017-2A, Class C, 3.35%, 6/15/2026 (b)	5,343	5,268
Series 2018-1A, Class A, 3.01%, 2/16/2027 (b)	18,590	18,413
Series 2018-3A, Class B, 3.89%, 10/15/2027 (b)	18,903	18,857
Currency Capital Funding Trust Series 2018-1A, Class A, 6.55%, 3/17/2026 ‡ (b)(i)	45,296	45,182
CVS Pass-Through Trust 5.93%, 1/10/2034 (b)	5,270	5,618
CWABS, Inc. Asset-Backed Certificates
Series 2003-5, Class MF1, 5.14%, 1/25/2034 ‡ (i)	188	189
Series 2004-1, Class M1, 3.06%, 3/25/2034 ‡ (i)	342	343
Series 2004-1, Class M2, 3.14%, 3/25/2034 ‡ (i)	70	69
Series 2004-1, Class 3A, 2.87%, 4/25/2034 ‡ (i)	10	9

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 3.21%, 10/25/2034 (i)	159	157
Dell Equipment Finance Trust Series 2017-2, Class B, 2.47%, 10/24/2022 (b)	7,750	7,649
Delta Air Lines Pass-Through Trust
Series 2011-1, Class A, 5.30%, 4/15/2019	505	508
Series 2010-2, Class A, 4.95%, 5/23/2019	461	463
Series 2012-1, Class A, 4.75%, 5/7/2020	1,495	1,515
Diamond Resorts Owner Trust
Series 2017-1A, Class A, 3.27%, 10/22/2029 (b)	13,290	13,094
Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (b)	4,675	4,638
Drive Auto Receivables Trust
Series 2016-AA, Class C, 3.91%, 5/17/2021 (b)	5,242	5,254
Series 2015-BA, Class D, 3.84%, 7/15/2021 (b)	10,873	10,895
Series 2017-BA, Class C, 2.61%, 8/16/2021 (b)	18,017	17,989
Series 2015-CA, Class D, 4.20%, 9/15/2021 (b)	5,363	5,383
Series 2017-1, Class C, 2.84%, 4/15/2022	23,209	23,171
Series 2017-3, Class C, 2.80%, 7/15/2022	15,725	15,661
Series 2015-AA, Class D, 4.12%, 7/15/2022 (b)	12,065	12,119
Series 2015-BA, Class E, 5.15%, 8/15/2022 (b)	14,750	14,876
Series 2017-BA, Class D, 3.72%, 10/17/2022 (b)	20,505	20,552
Series 2015-CA, Class E, 5.27%, 11/15/2022 (b)	10,000	10,096
Series 2015-DA, Class D, 4.59%, 1/17/2023 ‡ (b)	2,640	2,660
Series 2017-1, Class D, 3.84%, 3/15/2023	26,357	26,366
Series 2017-3, Class D, 3.53%, 12/15/2023 (b)	60,780	60,524
Series 2016-CA, Class D, 4.18%, 3/15/2024 (b)	23,204	23,297
Series 2018-2, Class C, 3.63%, 8/15/2024	22,745	22,728
Series 2018-3, Class D, 4.30%, 9/16/2024	31,281	31,455
DT Auto Owner Trust
Series 2016-2A, Class C, 3.67%, 1/18/2022 (b)	1,218	1,219
Series 2015-2A, Class D, 4.25%, 2/15/2022 (b)	8,886	8,915
Series 2018-2A, Class B, 3.43%, 5/16/2022 (b)	28,158	28,113
Series 2016-4A, Class D, 3.77%, 10/17/2022 (b)	12,831	12,863
Series 2017-1A, Class C, 2.70%, 11/15/2022 (b)	17,040	16,998
Series 2017-2A, Class C, 3.03%, 1/17/2023 (b)	20,343	20,316
Series 2017-3A, Class D, 3.58%, 5/15/2023 (b)	10,458	10,409
Series 2017-4A, Class C, 2.86%, 7/17/2023 (b)	10,455	10,414
Series 2017-4A, Class D, 3.47%, 7/17/2023 (b)	19,583	19,458
Series 2018-1A, Class C, 3.47%, 12/15/2023 (b)	20,372	20,357
Series 2018-1A, Class D, 3.81%, 12/15/2023 (b)	14,372	14,275
Series 2018-2A, Class D, 4.15%, 3/15/2024 (b)	18,000	18,021
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class B, 2.96%, 3/25/2030 (b)	7,368	7,156
Series 2017-A, Class C, 3.31%, 3/25/2030 (b)	4,973	4,850
Engs Commercial Finance Trust
Series 2016-1A, Class A2, 2.63%, 2/22/2022 (b)	2,692	2,673
Series 2018-1A, Class A2, 3.39%, 2/22/2023 (b)	18,066	17,972
Exeter Automobile Receivables Trust
Series 2016-3A, Class B, 2.84%, 8/16/2021 (b)	8,037	8,025
Series 2016-2A, Class B, 3.64%, 2/15/2022 (b)	4,875	4,884
Series 2016-3A, Class C, 4.22%, 6/15/2022 (b)	5,500	5,546
Series 2018-1A, Class C, 3.03%, 1/17/2023 (b)	14,015	13,922
Series 2017-3A, Class C, 3.68%, 7/17/2023 (b)	9,251	9,223
Federal Express Corp. Pass-Through Trust Series 1998, 6.72%, 1/15/2022	1,174	1,224
First Investors Auto Owner Trust
Series 2015-2A, Class D, 4.22%, 12/15/2021 (b)	2,933	2,949
Series 2017-1A, Class A2, 2.20%, 3/15/2022 (b)	6,528	6,483
Series 2017-1A, Class C, 2.95%, 4/17/2023 (b)	7,127	7,036
Flagship Credit Auto Trust
Series 2015-3, Class A, 2.38%, 10/15/2020 (b)	1,184	1,183
Series 2016-1, Class A, 2.77%, 12/15/2020 (b)	2,797	2,796
Series 2014-2, Class C, 3.95%, 12/15/2020 (b)	3,340	3,348
Series 2015-3, Class B, 3.68%, 3/15/2022 (b)	5,299	5,312
Series 2015-3, Class C, 4.65%, 3/15/2022 (b)	5,163	5,226

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Series 2016-2, Class B, 3.84%, 9/15/2022 (b)	3,150	3,158
Series 2016-2, Class C, 6.22%, 9/15/2022 (b)	21,080	21,825
Series 2018-2, Class A, 2.97%, 10/17/2022 (b)	29,221	29,115
Series 2017-R, Class A, 5.61%, 5/17/2023 ‡ (b)	3,450	3,450
Ford Credit Auto Lease Trust Series 2017-B, Class A3, 2.03%, 12/15/2020	13,343	13,233
Ford Credit Auto Owner Trust Series 2016-B, Class A3, 1.33%, 10/15/2020	3,111	3,095
FREED ABS Trust
Series 2018-1, Class A, 3.61%, 7/18/2024 (b)	19,278	19,252
Series 2018-1, Class B, 4.56%, 7/18/2024 ‡ (b)	6,000	5,997
Series 2018-2, Class A, 3.99%, 10/20/2025 (b)	11,944	11,940
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (i)	242	201
GLS Auto Receivables Trust
Series 2015-1A, Class B, 4.43%, 12/15/2020 (b)	3,599	3,601
Series 2016-1A, Class C, 6.90%, 10/15/2021 (b)	10,500	10,822
Series 2018-2A, Class A, 3.25%, 4/18/2022 (b)	4,153	4,145
Series 2018-1A, Class A, 2.82%, 7/15/2022 (b)	3,080	3,066
GM Financial Automobile Leasing Trust Series 2018-1, Class A3, 2.61%, 1/20/2021	30,920	30,711
GMAT Trust Series 2013-1A, Class A, 6.97%, 11/25/2043 ‡ (b)(f)	389	389
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	3,403	3,376
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (b)	8,519	8,631
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 (b)	22,458	21,656
Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	6,404	6,360
Series 2017-2A, Class A, 3.26%, 10/15/2053 (b)	29,013	28,064
HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (b)	25,976	25,943
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	27,486	27,526
Series 2018-1A, Class A2, 4.67%, 9/20/2048 (b)	35,107	35,977
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (b)	8,137	8,209
3.75%, 9/21/2044‡	13,240	12,397
Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (b)	6,424	6,481
HERO Funding Trust (Cayman Islands)
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	11,387	11,018
Series 2016-4A, Class A1, 3.57%, 9/20/2047 (b)	3,175	3,143
Series 2016-4A, Class A2, 4.29%, 9/20/2047 (b)	6,615	6,757
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	21,191	21,588
HERO Residual Funding (Cayman Islands) Series 2016-1R, Class A1, 4.50%, 9/21/2042 (b)	10,610	10,556
Hertz Fleet Lease Funding LP Series 2018-1, Class A2, 3.23%, 5/10/2032 (b)	16,748	16,764
Hertz Vehicle Financing II LP Series 2018-1A, Class A, 3.29%, 2/25/2024 (b)	23,659	22,952
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	3,615	3,551
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 2.51%, 3/25/2036 ‡ (i)	352	345
Hyundai Auto Receivables Trust
Series 2016-A, Class A3, 1.56%, 9/15/2020	3,007	2,996
Series 2018-A, Class A3, 2.79%, 7/15/2022	10,456	10,403
Kabbage Asset Securitization LLC
Series 2017-1, Class A, 4.57%, 3/15/2022 (b)	75,570	75,920
Series 2017-1, Class B, 5.79%, 3/15/2022 ‡ (b)	23,690	24,002
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 1.31%, 9/25/2026 ‡ (b)(i)	5,515	79
Series 2014-1, Class A, IO, 1.39%, 10/25/2032 ‡ (b)(i)	25,873	908
Series 2012-4, Class A, IO, 1.22%, 9/25/2037 ‡ (b)(i)	57,642	1,505
Series 2012-2, Class A, IO, 0.80%, 8/25/2038 ‡ (b)(i)	38,182	929
Series 2013-2, Class A, IO, 1.78%, 3/25/2039 ‡ (b)(i)	31,588	1,309
Series 2012-6, Class A, IO, 0.60%, 5/25/2039 ‡ (b)(i)	26,689	395
Series 2014-2, Class A, IO, 2.79%, 4/25/2040 ‡ (b)(i)	8,105	652
Series 2015-2, Class A, IO, 2.93%, 7/25/2041 ‡ (b)(i)	12,460	1,275

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
LendingClub Issuance Trust Series 2016-NP1, Class B, 6.50%, 6/15/2022 ‡ (b)	620	621
LendingPoint Funding Trust Series 2018-1, Class A2, 6.31%, 11/15/2024 ‡ (b)(i)	29,000	29,000
Lendmark Funding Trust Series 2017-1A, Class A, 2.83%, 12/22/2025 (b)	16,439	16,245
Series 2017-1A, Class B, 3.77%, 12/22/2025 ‡ (b)	2,200	2,191
Series 2017-2A, Class A, 2.80%, 5/20/2026 (b)	23,070	22,760
Long Beach Mortgage Loan Trust
Series 2004-1, Class M1, 3.06%, 2/25/2034 ‡ (i)	1,890	1,886
Series 2004-3, Class M1, 3.17%, 7/25/2034 ‡ (i)	349	346
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (b)	34,722	34,722
Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (b)	12,970	12,970
Mariner Finance Issuance Trust
Series 2017-AA, Class A, 3.62%, 2/20/2029 (b)	26,651	26,629
Series 2017-AA, Class B, 4.74%, 2/20/2029 ‡ (b)	7,750	7,802
Series 2017-AA, Class C, 6.73%, 2/20/2029 ‡ (b)	6,500	6,683
Series 2017-BA, Class B, 3.48%, 12/20/2029 ‡ (b)	7,000	6,858
Series 2017-BA, Class C, 4.57%, 12/20/2029 ‡ (b)	12,200	11,943
MarketPlace Loan Trust Series 2017-BS1, Class A, 3.50%, 1/18/2022 ‡ (b)	11,040	10,984
Marlette Funding Trust
Series 2017-1A, Class A, 2.83%, 3/15/2024 (b)	4,688	4,686
Series 2017-3A, Class B, 3.01%, 12/15/2024 (b)	9,500	9,419
Series 2018-1A, Class A, 2.61%, 3/15/2028 (b)	15,268	15,209
Series 2018-1A, Class B, 3.19%, 3/15/2028 ‡ (b)	8,926	8,824
Series 2018-2A, Class A, 3.06%, 7/17/2028 (b)	14,569	14,541
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (b)	6,608	7,249
Mid-State Capital Trust
Series 2010-1, Class A, 3.50%, 12/15/2045 (b)	2,415	2,451
Series 2010-1, Class M, 5.25%, 12/15/2045 ‡ (b)	4,347	4,511
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 5.08%, 11/25/2033 ‡ (f)	1,653	1,668
New Residential Advance Receivables Trust Advance Receivables Backed Notes Series 2016-T2, Class AT2, 2.58%, 10/15/2049 (b)	7,560	7,505
OL SP LLC
Series 2018, Class A, 4.16%, 2/9/2030	5,934	5,864
Series 2018, Class B, 4.61%, 2/9/2030 ‡	1,854	1,842
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (b)	16,601	16,560
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B, 3.71%, 4/14/2025 (b)	25,537	25,508
OneMain Financial Issuance Trust Series 2015-2A, Class B, 3.10%, 7/18/2025 ‡ (b)	7,334	7,331
Series 2015-1A, Class A, 3.19%, 3/18/2026 (b)	7,308	7,311
Series 2015-1A, Class B, 3.85%, 3/18/2026 (b)	10,800	10,831
Series 2016-1A, Class A, 3.66%, 2/20/2029 (b)	21,450	21,487
Series 2016-1A, Class C, 6.00%, 2/20/2029 (b)	12,500	12,721
Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 6/8/2023 (b)	12,817	12,655
Oportun Funding VII LLC Series 2017-B, Class A, 3.22%, 10/10/2023 (b)	10,654	10,508
Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024 (b)	35,735	35,199
Pretium Mortgage Credit Partners I LLC Series 2018-NPL4, Class A1, 4.83%, 9/27/2058 (b)(f)	29,650	29,650
Progress Residential Trust
Series 2015-SFR2, Class A, 2.74%, 6/12/2032 (b)	26,330	25,915
Series 2015-SFR2, Class B, 3.14%, 6/12/2032 ‡ (b)	7,295	7,204
Series 2015-SFR2, Class C, 3.44%, 6/12/2032 ‡ (b)	16,110	15,956
Series 2015-SFR2, Class E, 4.43%, 6/12/2032 ‡ (b)	8,917	8,895
Series 2015-SFR3, Class A, 3.07%, 11/12/2032 (b)	32,330	31,936
Series 2015-SFR3, Class D, 4.67%, 11/12/2032 ‡ (b)	3,041	3,064
Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (b)	4,000	4,074
Series 2017-SFR1, Class E, 4.26%, 8/17/2034 ‡ (b)	6,500	6,406
Series 2018-SFR1, Class E, 4.38%, 3/17/2035 ‡ (b)	12,400	12,185

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Prosper Marketplace Issuance Trust
Series 2017-2A, Class A, 2.41%, 9/15/2023 (b)	1,854	1,852
Series 2017-3A, Class A, 2.36%, 11/15/2023 (b)	8,626	8,601
Series 2018-1A, Class A, 3.11%, 6/17/2024 (b)	19,545	19,525
Purchasing Power Funding LLC
Series 2018-A, Class B, 3.58%, 8/15/2022 ‡ (b)	6,845	6,802
Series 2018-A, Class C, 3.78%, 8/15/2022 ‡ (b)	6,795	6,760
RCM Fund 1 Issuer LLC Series 2017-1, Class A, 5.50%, 10/25/2021 ‡ (b)	25,280	25,280
Regional Management Issuance Trust Series 2018-1, Class A, 3.83%, 7/15/2027 (b)	20,770	20,721
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (f)	96	42
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	8,470	8,375
RFLF 1 Issuer LLC Series 2018-1A, Class A, 5.25%, 6/12/2022 ‡ (b)	45,000	45,000
Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041 ‡ (b)	35,782	35,644
Santander Drive Auto Receivables Trust Series 2018-1, Class D, 3.32%, 3/15/2024	32,463	31,938
Santander Retail Auto Lease Trust
Series 2018-A, Class A2A, 2.71%, 10/20/2020 (b)	20,738	20,679
Series 2018-A, Class A3, 2.93%, 5/20/2021 (b)	28,354	28,234
Saxon Asset Securities Trust Series 2003-1, Class AF6, 4.68%, 6/25/2033 (f)	270	273
Securitized Asset-Backed Receivables LLC Trust
Series 2006-CB1, Class AF2, 3.49%, 1/25/2036 ‡ (f)	558	481
Sierra Auto Receivables Securitization Trust Series 2016-1A, Class A, 2.85%, 1/18/2022 (b)	66	66
SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (b)	5,110	5,091
SoFi Professional Loan Program LLC Series 2018-A, Class A2A, 2.39%, 2/25/2042 (b)	4,546	4,497
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	4,263	4,053
Spirit Master Funding LLC
Series 2014-3A, Class A, 5.74%, 3/20/2042 (b)	19,848	20,452
Series 2017-1A, Class A, 4.36%, 12/20/2047 (b)	30,023	29,949
Springleaf Funding Trust
Series 2015-AA, Class A, 3.16%, 11/15/2024 (b)	12,075	12,067
Series 2015-AA, Class B, 3.62%, 11/15/2024 (b)	8,805	8,782
Series 2016-AA, Class B, 3.80%, 11/15/2029 (b)	16,735	16,679
Spruce ABS Trust Series 2016-E1, Class A, 4.32%, 6/15/2028 (b)	6,749	6,760
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2004-6XS, Class A5A, 6.03%, 3/25/2034 ‡ (f)	1,135	1,157
Series 2004-6XS, Class A5B, 6.05%, 3/25/2034 ‡ (f)	908	917
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032 ‡	312	308
Series 2002-AL1, Class A3, 3.45%, 2/25/2032 ‡	658	642
Synchrony Card Issuance Trust Series 2018-A1, Class A1, 3.38%, 9/15/2024	34,000	34,084
TCF Auto Receivables Owner Trust Series 2016-1A, Class A3, 1.71%, 4/15/2021 (b)	11,554	11,501
Tesla Auto Lease Trust Series 2018-A, Class A, 2.32%, 12/20/2019 (b)	7,284	7,257
Tricolor Auto Securitization Trust
Series 2018-1A, Class A, 5.05%, 12/15/2020 ‡ (b)	30,240	30,202
Series 2018-2A, Class A, 3.96%, 10/15/2021 (b)	13,900	13,911
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033 (b)	14,406	13,843
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	1,100	1,103
Series 2016-1, Class B, 3.65%, 1/7/2026	966	939
Series 2018-1, Class B, 4.60%, 3/1/2026	4,242	4,302
Series 2014-1, Class A, 4.00%, 4/11/2026	6,320	6,312
Series 2016-1, Class AA, 3.10%, 7/7/2028	2,747	2,616
Series 2016-1, Class A, 3.45%, 7/7/2028	6,511	6,220
Series 2018-1, Class AA, 3.50%, 3/1/2030	16,401	15,844
Series 2018-1, Class A, 3.70%, 3/1/2030	9,032	8,734

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Upstart Securitization Trust Series 2017-1, Class A, 2.64%, 6/20/2024 (b)	2,574	2,570
US Auto Funding LLC Series 2018-1A, Class A, 5.50%, 7/15/2023 (b)	35,811	35,811
USASF Receivables LLC Series 2017-1, Class A, 5.75%, 9/15/2030 ‡ (b)	12,751	12,751
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/2021 (b)	1,397	1,391
Series 2017-3A, Class A1A, 2.06%, 4/20/2022 (b)	18,701	18,421
Veros Automobile Receivables Trust Series 2017-1, Class A, 2.84%, 4/17/2023 (b)	7,467	7,443
VM DEBT LLC Series 2017-1, Class A, 6.50%, 10/2/2024 ‡ (b)	34,660	34,660
VOLT LX LLC Series 2017-NPL7, Class A1, 3.25%, 6/25/2047 ‡ (b)(f)	9,732	9,656
VOLT LXI LLC Series 2017-NPL8, Class A1, 3.13%, 6/25/2047 ‡ (b)(f)	7,439	7,375
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047 ‡ (b)(f)	40,918	40,549
VOLT LXIX LLC
Series 2018-NPL5, Class A1A, 4.21%, 8/25/2048 ‡ (b)(f)	14,713	14,690
Series 2018-NPL5, Class A1B, 4.70%, 8/25/2048 ‡ (b)(f)	5,200	5,168
VOLT LXVI Series 2018-NPL2, Class A1, 4.34%, 5/25/2048 ‡ (b)(f)	28,029	27,944
VOLT LXVII LLC Series 2018-NPL3, Class A1, 4.38%, 6/25/2048 (b)(f)	15,569	15,524
VOLT LXVIII LLC
Series 2018-NPL4, Class A1A, 4.34%, 7/27/2048 ‡ (b)(f)	19,952	19,931
Series 2018-NPL4, Class A1B, 4.83%, 7/27/2048 ‡ (b)(f)	6,209	6,174
VOLT LXX LLC Series 2018-NPL6, Class A1A, 4.11%, 9/25/2048 ‡ (b)(f)	16,814	16,766
VOLT LXXI LLC Series 2018-NPL7, Class A1A, 3.97%, 9/25/2048 (b)(f)	21,170	21,144
VOLT LXXII LLC Series 2018-NPL8, Class A1A, 4.21%, 10/26/2048 (b)(f)	54,040	54,065
VOLT Trust Series 2018-FT1, Class A1, 2.26%, 1/27/2023 ‡ (i)	16,562	16,354
Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (b)	9,569	9,477
Westlake Automobile Receivables Trust
Series 2016-3A, Class D, 3.58%, 1/18/2022 (b)	4,000	4,009
Series 2017-1A, Class C, 2.70%, 10/17/2022 (b)	8,210	8,180
Series 2017-1A, Class D, 3.46%, 10/17/2022 (b)	8,261	8,215
Series 2018-1A, Class C, 2.92%, 5/15/2023 (b)	3,370	3,330
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	18,475	18,367

TOTAL ASSET-BACKED SECURITIES (Cost $3,647,547)		3,629,409

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.2%
Acre 12/15/2020 ‡	42,290	42,290
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	5,633	5,825
Series 2005-J1, Class 1A4, IF, IO, 2.79%, 2/25/2035 ‡ (i)	936	16
Series 2005-1CB, Class 1A6, IF, IO, 4.79%, 3/25/2035 ‡ (i)	1,662	192
Series 2005-22T1, Class A2, IF, IO, 2.76%, 6/25/2035 ‡ (i)	6,189	504
Series 2005-20CB, Class 3A8, IF, IO, 2.44%, 7/25/2035 ‡ (i)	5,504	395
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	2,357	2,259
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	78	57
Series 2005-37T1, Class A2, IF, IO, 2.74%, 9/25/2035 ‡ (i)	20,198	1,805
Series 2005-54CB, Class 1A2, IF, IO, 2.54%, 11/25/2035 ‡ (i)	9,102	714
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	2,303	2,156
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	31	31
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	969	940
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (b)(i)	57	59
Antler Mortgage Trust Series 2018-RTL1, Class A1, 4.34%, 7/25/2022 (b)	32,592	32,553
Aqua Finance Trust Series 2017-A, Class A, 3.72%, 11/15/2035 (b)	20,029	19,597

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
ARIVO 9/15/2019 ‡	25,430	25,430
ASG Resecuritization Trust
Series 2011-1, Class 3A50, 4.20%, 11/28/2035 (b)(i)	532	531
Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (b)	1,952	1,456
Banc of America Alternative Loan Trust
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	16	15
Series 2005-5, Class 1CB1, 5.50%, 6/25/2035	365	340
Series 2005-9, Class CBIO, IO, 5.50%, 10/25/2035 ‡	1,143	250
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	264	223
Series 2004-2, Class 1CB1, 5.75%, 9/20/2034	396	417
Series 2004-C, Class 1A1, 4.97%, 12/20/2034 (i)	564	564
Series 2005-E, Class 4A1, 4.43%, 3/20/2035 (i)	321	322
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	261	249
Series 2005-7, Class 30PO, PO, 11/25/2035 ‡	264	220
Series 2005-8, Class 30PO, PO, 1/25/2036 ‡	87	65
Series 2006-1, Class XPO, PO, 1/25/2036 ‡	151	118
Banc of America Mortgage Trust
Series 2004-9, Class 3PO, PO, 9/25/2032 ‡	1	1
Series 2004-9, Class 3A1, 6.50%, 9/25/2032	200	206
Series 2003-C, Class 3A1, 4.19%, 4/25/2033 (i)	168	170
Series 2004-J, Class 3A1, 4.87%, 11/25/2034 (i)	425	426
BCAP LLC Trust
Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (b)(i)	938	955
Series 2010-RR7, Class 2A1, 3.65%, 7/26/2045 (b)(i)	4,996	4,953
Bear Stearns ALT-A Trust Series 2005-2, Class 1A1, 2.81%, 3/25/2035 (i)	287	285
Bear Stearns ARM Trust
Series 2003-2, Class A5, 3.92%, 1/25/2033 (b)(i)	994	1,013
Series 2003-7, Class 3A, 4.20%, 10/25/2033 (i)	88	88
Series 2004-2, Class 14A, 3.86%, 5/25/2034 (i)	571	565
Series 2006-1, Class A1, 4.91%, 2/25/2036 (i)	2,051	2,063
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-8, Class 1P, PO, 10/25/2033 ‡	141	132
Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates Series 2004-1, Class P, PO, 2/25/2034 ‡	59	52
Chase Mortgage Finance Trust
Series 2007-A1, Class 9A1, 4.04%, 2/25/2037 (i)	593	589
Series 2007-A1, Class 7A1, 4.26%, 2/25/2037 (i)	111	112
Series 2007-A1, Class 1A3, 4.29%, 2/25/2037 (i)	475	480
Series 2007-A1, Class 2A1, 4.45%, 2/25/2037 (i)	931	953
Series 2007-A2, Class 1A1, 4.26%, 7/25/2037 (i)	394	394
Series 2007-A2, Class 2A1, 4.35%, 7/25/2037 (i)	577	588
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	40	40
Series 2002-18, PO, 11/25/2032 ‡	118	108
Series 2004-3, Class A26, 5.50%, 4/25/2034	269	272
Series 2004-3, Class A4, 5.75%, 4/25/2034	182	185
Series 2004-HYB1, Class 2A, 3.74%, 5/20/2034 (i)	134	134
Series 2004-HYB3, Class 2A, 3.63%, 6/20/2034 (i)	792	794
Series 2004-7, Class 2A1, 3.96%, 6/25/2034 (i)	85	88
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	1,413	1,419
Series 2004-HYB6, Class A3, 4.27%, 11/20/2034 (i)	390	396
Series 2005-14, Class A2, 5.50%, 7/25/2035	220	206
Series 2005-16, Class A23, 5.50%, 9/25/2035	108	103
Series 2005-22, Class 2A1, 4.08%, 11/25/2035 (i)	1,654	1,456
Citicorp Mortgage Securities Trust
Series 2006-1, Class 2A1, 5.00%, 2/25/2021	42	42
Series 2006-4, Class 1A2, 6.00%, 8/25/2036	550	542
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class PO1, PO, 12/25/2018 ‡	1	1
Series 2003-HYB1, Class A, 4.74%, 9/25/2033 (i)	701	706
Citigroup Mortgage Loan Trust Series 2009-10, Class 1A1, 4.33%, 9/25/2033 (b)(i)	2,285	2,321

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2009-10, Class 2A1A, 7.00%, 12/25/2035 (b)(i)	695		702
Series 2009-5, Class 8A1, 6.00%, 6/25/2036 (b)(i)	34		34
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b)(i)	3,849		3,931
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UST1, Class PO1, PO, 12/25/2018 ‡	8		8
Series 2003-UST1, Class A1, 5.50%, 12/25/2018	28		28
Series 2003-1, Class PO3, PO, 9/25/2033 ‡	43		40
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	60		60
Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	52		50
Series 2003-1, Class PO2, PO, 10/25/2033 ‡	58		51
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	297		301
Series 2004-UST1, Class A6, 4.28%, 8/25/2034 (i)	246		239
Series 2005-1, Class 2A1A, 3.26%, 2/25/2035 (i)	238		204
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	1,108		1,126
Series 2005-5, Class 1A2, 3.97%, 8/25/2035 (i)	665		539
Conix Mortgage Asset Trust Series 2013-1, Class A, 0.00%, 12/25/2047 ‡ (i)(l)	8,628		1,042
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-5, Class 5P, PO, 8/25/2019 ‡	1		1
Series 2004-5, Class 3A1, 5.25%, 8/25/2019	110		110
Series 1997-2, Class A, 7.50%, 6/25/2020 (b)	—	(j)	—	(j)
Series 2003-1, Class DB1, 6.72%, 2/25/2033 (i)	725		752
Series 2003-AR15, Class 3A1, 4.21%, 6/25/2033 (i)	293		293
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	564		576
Series 2003-23, Class 1P, PO, 10/25/2033 ‡	422		352
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A3, 5.25%, 11/25/2033	791		801
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	387		390
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	537		562
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	892		921
Series 2005-9, Class AP, PO, 10/25/2035 ‡	169		131
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035 ‡	1,928		25
Series 2005-10, Class AP, PO, 11/25/2035 ‡	90		63
Csma Sfr A 4/25/2023 ‡	15,858		15,858
CSMC Series 2010-17R, Class 1A1, 4.22%, 6/26/2036 (b)(i)	498		500
CVS Pass-Through Trust 8.35%, 7/10/2031 (b)	5,932		7,117
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 5.41%, 2/25/2020 (i)	186		185
Series 2005-3, Class 1A1, 3.57%, 6/25/2020 (i)	382		374
DT Asset Trust 5.84%, 12/16/2022‡	21,900		21,881
FHLMC - GNMA
Series 8, Class ZA, 7.00%, 3/25/2023	76		80
Series 24, Class ZE, 6.25%, 11/25/2023	57		59
Series 29, Class L, 7.50%, 4/25/2024	390		417
FHLMC Reference REMIC
Series R006, Class ZA, 6.00%, 4/15/2036	3,153		3,478
Series R007, Class ZA, 6.00%, 5/15/2036	4,224		4,649
FHLMC REMIC
Series 2758, Class AO, PO, 3/15/2019	5		5
Series 2134, Class PI, IO, 6.50%, 3/15/2019	—	(j)	—	(j)
Series 2934, Class EC, PO, 2/15/2020	344		338
Series 2934, Class HI, IO, 5.00%, 2/15/2020	102		2
Series 2934, Class KI, IO, 5.00%, 2/15/2020	54		1
Series 2347, Class VP, 6.50%, 3/15/2020	9		9
Series 23, Class F, 9.60%, 4/15/2020	—	(j)	—	(j)
Series 47, Class F, 10.00%, 6/15/2020	—	(j)	—	(j)
Series 1807, Class G, 9.00%, 10/15/2020	1		1
Series 114, Class H, 6.95%, 1/15/2021	4		4
Series 85, Class C, 8.60%, 1/15/2021	—	(j)	—	(j)
Series 99, Class Z, 9.50%, 1/15/2021	—	(j)	—	(j)
Series 1045, Class G, HB, 1,066.21%, 2/15/2021	—	(j)	—	(j)
Series 1065, Class J, 9.00%, 4/15/2021	2		2

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 1084, Class F, 3.26%, 5/15/2021 (i)	1		1
Series 1079, Class S, HB, IF, 26.16%, 5/15/2021 (i)	—	(j)	—	(j)
Series 1084, Class S, HB, IF, 34.85%, 5/15/2021 (i)	—	(j)	1
Series 1116, Class I, 5.50%, 8/15/2021	2		2
Series 1144, Class KB, 8.50%, 9/15/2021	11		12
Series 3688, Class CU, 6.97%, 11/15/2021 (i)	299		303
Series 1172, Class L, HB, 1,181.25%, 11/15/2021 (i)	—	(j)	—	(j)
Series 1196, Class B, HB, IF, 1,104.54%, 1/15/2022 (i)	—	(j)	—	(j)
Series 3284, Class CB, 5.00%, 3/15/2022	926		932
Series 1206, Class IA, 7.00%, 3/15/2022	5		5
Series 1250, Class J, 7.00%, 5/15/2022	6		6
Series 1343, Class LB, 7.50%, 8/15/2022	9		10
Series 1343, Class LA, 8.00%, 8/15/2022	23		24
Series 1370, Class JA, 3.46%, 9/15/2022 (i)	16		16
Series 2512, Class PG, 5.50%, 10/15/2022	407		422
Series 1455, Class WB, IF, 3.52%, 12/15/2022 (i)	15		15
Series 2535, Class BK, 5.50%, 12/15/2022	133		138
Series 1470, Class F, 2.02%, 2/15/2023 (i)	2		2
Series 1466, Class PZ, 7.50%, 2/15/2023	136		144
Series 2586, Class HD, 5.50%, 3/15/2023	1,270		1,329
Series 1498, Class I, 3.46%, 4/15/2023 (i)	86		88
Series 2595, Class HC, 5.50%, 4/15/2023	1,273		1,336
Series 1502, Class PX, 7.00%, 4/15/2023	129		135
Series 1491, Class I, 7.50%, 4/15/2023	27		28
Series 1798, Class F, 5.00%, 5/15/2023	135		138
Series 1518, Class G, IF, 6.53%, 5/15/2023 (i)	60		62
Series 1505, Class Q, 7.00%, 5/15/2023	14		15
Series 204, Class E, HB, IF, 1,429.94%, 5/15/2023 (i)	—	(j)	—	(j)
Series 2033, Class J, 5.60%, 6/15/2023	273		281
Series 1541, Class O, 2.44%, 7/15/2023 (i)	56		56
Series 2638, Class DS, IF, 6.29%, 7/15/2023 (i)	82		84
Series 1541, Class M, HB, IF, 23.48%, 7/15/2023 (i)	12		14
Series 1570, Class F, 2.52%, 8/15/2023 (i)	3		3
Series 1608, Class L, 6.50%, 9/15/2023	372		393
Series 1573, Class PZ, 7.00%, 9/15/2023	100		106
Series 2571, Class SK, HB, IF, 24.55%, 9/15/2023 (i)	45		58
Series 1591, Class PV, 6.25%, 10/15/2023	59		61
Series 1602, Class SA, IF, 15.25%, 10/15/2023 (i)	46		52
Series 2709, Class PG, 5.00%, 11/15/2023	1,704		1,763
Series 2710, Class HB, 5.50%, 11/15/2023	408		424
Series 1642, Class PJ, 6.00%, 11/15/2023	145		151
Series 2720, Class PC, 5.00%, 12/15/2023	176		182
Series 1983, Class Z, 6.50%, 12/15/2023	87		92
Series 2283, Class K, 6.50%, 12/15/2023	136		143
Series 1658, Class GZ, 7.00%, 1/15/2024	52		55
Series 1700, Class GA, PO, 2/15/2024	47		45
Series 1865, Class D, PO, 2/15/2024	52		47
Series 1671, Class L, 7.00%, 2/15/2024	14		16
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (i)	19		23
Series 1686, Class SH, IF, 14.05%, 2/15/2024 (i)	6		7
Series 1709, Class FA, 2.29%, 3/15/2024 (i)	4		4
Series 1699, Class FC, 2.91%, 3/15/2024 (i)	10		10
Series 1695, Class EB, 7.00%, 3/15/2024	47		50
Series 1706, Class K, 7.00%, 3/15/2024	278		294
Series 2033, Class SN, HB, IF, 26.86%, 3/15/2024 (i)	31		7
Series 1720, Class PL, 7.50%, 4/15/2024	168		178
Series 2306, Class K, PO, 5/15/2024	39		36
Series 2306, Class SE, IF, IO, 7.46%, 5/15/2024 (i)	92		13

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 1737, Class L, 6.00%, 6/15/2024	171	180
Series 1745, Class D, 7.50%, 8/15/2024	48	51
Series 3614, Class QB, 4.00%, 12/15/2024	1,794	1,828
Series 2903, Class Z, 5.00%, 12/15/2024	490	505
Series 2967, Class S, HB, IF, 21.14%, 4/15/2025 (i)	146	165
Series 3684, Class CY, 4.50%, 6/15/2025	6,278	6,499
Series 3022, Class SX, IF, 11.11%, 8/15/2025 (i)	72	78
Series 3051, Class DP, IF, 17.88%, 10/15/2025 (i)	179	219
Series 3793, Class AB, 3.50%, 1/15/2026	6,000	6,106
Series 3659, Class VE, 5.00%, 3/15/2026	2,046	2,073
Series 1829, Class ZB, 6.50%, 3/15/2026	23	24
Series 1863, Class Z, 6.50%, 7/15/2026	179	188
Series 1890, Class H, 7.50%, 9/15/2026	28	30
Series 1899, Class ZE, 8.00%, 9/15/2026	77	86
Series 1927, Class ZA, 6.50%, 1/15/2027	129	141
Series 1927, Class PH, 7.50%, 1/15/2027	179	197
Series 1963, Class Z, 7.50%, 1/15/2027	65	72
Series 1935, Class FL, 3.01%, 2/15/2027 (i)	5	5
Series 1981, Class Z, 6.00%, 5/15/2027	151	159
Series 1970, Class PG, 7.25%, 7/15/2027	8	9
Series 1987, Class PE, 7.50%, 9/15/2027	75	84
Series 2019, Class Z, 6.50%, 12/15/2027	86	92
Series 2038, Class PN, IO, 7.00%, 3/15/2028	113	20
Series 2040, Class PE, 7.50%, 3/15/2028	340	378
Series 2054, Class PV, 7.50%, 5/15/2028	116	129
Series 2063, Class PG, 6.50%, 6/15/2028	165	182
Series 2064, Class TE, 7.00%, 6/15/2028	21	23
Series 2070, Class C, 6.00%, 7/15/2028	80	85
Series 2075, Class PM, 6.25%, 8/15/2028	363	384
Series 2075, Class PH, 6.50%, 8/15/2028	340	368
Series 2086, Class GB, 6.00%, 9/15/2028	67	72
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	134	15
Series 2095, Class PE, 6.00%, 11/15/2028	295	315
Series 2106, Class ZD, 6.00%, 12/15/2028	593	633
Series 2388, Class FB, 2.91%, 1/15/2029 (i)	134	136
Series 2110, Class PG, 6.00%, 1/15/2029	793	853
Series 2125, Class JZ, 6.00%, 2/15/2029	174	184
Series 2126, Class CB, 6.25%, 2/15/2029	909	971
Series 2132, Class SB, HB, IF, 20.59%, 3/15/2029 (i)	22	30
Series 2141, IO, 7.00%, 4/15/2029	12	1
Series 2169, Class TB, 7.00%, 6/15/2029	696	763
Series 2163, Class PC, IO, 7.50%, 6/15/2029	58	7
Series 2172, Class QC, 7.00%, 7/15/2029	365	404
Series 2176, Class OJ, 7.00%, 8/15/2029	183	203
Series 3800, Class AI, IO, 4.00%, 11/15/2029	1,211	74
Series 2196, Class TL, 7.50%, 11/15/2029	1	1
Series 2201, Class C, 8.00%, 11/15/2029	165	183
Series 2204, Class GB, IO, 8.00%, 12/20/2029 ‡ (i)	8	8
Series 2208, Class PG, 7.00%, 1/15/2030	334	372
Series 2209, Class TC, 8.00%, 1/15/2030	96	109
Series 2210, Class Z, 8.00%, 1/15/2030	329	376
Series 2224, Class CB, 8.00%, 3/15/2030	71	82
Series 3654, Class DC, 5.00%, 4/15/2030	6,098	6,521
Series 2230, Class Z, 8.00%, 4/15/2030	101	114
Series 2234, Class PZ, 7.50%, 5/15/2030	74	83
Series 2247, Class Z, 7.50%, 8/15/2030	80	89
Series 2256, Class MC, 7.25%, 9/15/2030	192	216
Series 2259, Class ZM, 7.00%, 10/15/2030	216	240

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2261, Class ZY, 7.50%, 10/15/2030	1	1
Series 2262, Class Z, 7.50%, 10/15/2030	22	25
Series 2271, Class PC, 7.25%, 12/15/2030	255	284
Series 2296, Class PD, 7.00%, 3/15/2031	143	158
Series 2313, Class LA, 6.50%, 5/15/2031	63	71
Series 2325, Class PM, 7.00%, 6/15/2031	118	132
Series 2359, Class ZB, 8.50%, 6/15/2031	276	318
Series 2333, Class HC, 6.00%, 7/15/2031	88	95
Series 2332, Class ZH, 7.00%, 7/15/2031	285	317
Series 2344, Class ZD, 6.50%, 8/15/2031	1,690	1,919
Series 2344, Class ZJ, 6.50%, 8/15/2031	176	191
Series 2345, Class NE, 6.50%, 8/15/2031	127	139
Series 2351, Class PZ, 6.50%, 8/15/2031	152	168
Series 2367, Class ME, 6.50%, 10/15/2031	140	153
Series 2399, Class OH, 6.50%, 1/15/2032	191	209
Series 2399, Class TH, 6.50%, 1/15/2032	248	272
Series 2418, Class FO, 3.21%, 2/15/2032 (i)	740	755
Series 2475, Class S, IF, IO, 5.69%, 2/15/2032 (i)	661	111
Series 2410, Class QX, IF, IO, 6.34%, 2/15/2032 (i)	148	28
Series 2410, Class OE, 6.38%, 2/15/2032	188	199
Series 2410, Class NG, 6.50%, 2/15/2032	309	339
Series 2420, Class XK, 6.50%, 2/15/2032	322	353
Series 2412, Class SP, IF, 11.49%, 2/15/2032 (i)	372	429
Series 2410, Class QS, IF, 13.50%, 2/15/2032 (i)	339	413
Series 2444, Class ES, IF, IO, 5.64%, 3/15/2032 (i)	286	46
Series 2450, Class SW, IF, IO, 5.69%, 3/15/2032 (i)	186	29
Series 2423, Class TB, 6.50%, 3/15/2032	408	447
Series 2430, Class WF, 6.50%, 3/15/2032	435	483
Series 2423, Class MC, 7.00%, 3/15/2032	260	288
Series 2423, Class MT, 7.00%, 3/15/2032	321	358
Series 2434, Class ZA, 6.50%, 4/15/2032	974	1,069
Series 2435, Class CJ, 6.50%, 4/15/2032	689	755
Series 2441, Class GF, 6.50%, 4/15/2032	105	115
Series 2434, Class TC, 7.00%, 4/15/2032	540	596
Series 2436, Class MC, 7.00%, 4/15/2032	202	221
Series 2455, Class GK, 6.50%, 5/15/2032	309	342
Series 2450, Class GZ, 7.00%, 5/15/2032	274	308
Series 2458, Class ZM, 6.50%, 6/15/2032	299	320
Series 2466, Class DH, 6.50%, 6/15/2032	201	222
Series 2466, Class PH, 6.50%, 6/15/2032	378	415
Series 2474, Class NR, 6.50%, 7/15/2032	323	359
Series 2484, Class LZ, 6.50%, 7/15/2032	447	501
Series 3393, Class JO, PO, 9/15/2032	1,102	966
Series 2500, Class MC, 6.00%, 9/15/2032	422	459
Series 2835, Class QO, PO, 12/15/2032	57	48
Series 2571, Class FY, 3.06%, 12/15/2032 (i)	431	439
Series 2543, Class YX, 6.00%, 12/15/2032	785	858
Series 2544, Class HC, 6.00%, 12/15/2032	436	478
Series 2571, Class SY, IF, 13.06%, 12/15/2032 (i)	254	306
Series 2552, Class ME, 6.00%, 1/15/2033	593	649
Series 2567, Class QD, 6.00%, 2/15/2033	443	486
Series 2575, Class ME, 6.00%, 2/15/2033	1,960	2,118
Series 2596, Class QG, 6.00%, 3/15/2033	339	352
Series 2586, Class WI, IO, 6.50%, 3/15/2033	222	50
Series 2631, Class SA, IF, 10.62%, 6/15/2033 (i)	783	902
Series 2653, Class PZ, 5.00%, 7/15/2033	5,454	5,826
Series 2642, Class SL, IF, 5.65%, 7/15/2033 (i)	4	4
Series 2692, Class SC, IF, 8.67%, 7/15/2033 (i)	239	261

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 4238, Class WY, 3.00%, 8/15/2033	4,297	4,118
Series 2671, Class S, IF, 10.53%, 9/15/2033 (i)	217	251
Series 2733, Class SB, IF, 5.93%, 10/15/2033 (i)	6,210	6,551
Series 2780, Class SY, IF, 11.43%, 11/15/2033 (i)	106	129
Series 2722, Class PF, 2.91%, 12/15/2033 (i)	1,786	1,797
Series 3920, Class LP, 5.00%, 1/15/2034	2,692	2,870
Series 2744, Class PE, 5.50%, 2/15/2034	57	59
Series 2802, Class OH, 6.00%, 5/15/2034	1,517	1,621
Series 2990, Class SL, IF, 16.04%, 6/15/2034 (i)	530	589
Series 3611, PO, 7/15/2034	1,116	940
Series 3305, Class MG, IF, 4.53%, 7/15/2034 (i)	436	456
Series 2990, Class GO, PO, 2/15/2035	338	297
Series 2929, Class MS, IF, 18.01%, 2/15/2035 (i)	438	512
Series 3077, Class TO, PO, 4/15/2035	533	480
Series 2968, Class EH, 6.00%, 4/15/2035	9,187	10,022
Series 2981, Class FA, 2.71%, 5/15/2035 (i)	585	586
Series 2988, Class AF, 2.61%, 6/15/2035 (i)	704	702
Series 2990, Class WP, IF, 11.08%, 6/15/2035 (i)	22	25
Series 3014, Class OD, PO, 8/15/2035	67	59
Series 3085, Class WF, 3.11%, 8/15/2035 (i)	569	581
Series 3029, Class SO, PO, 9/15/2035	244	217
Series 3064, Class SG, IF, 12.31%, 11/15/2035 (i)	346	419
Series 3101, Class UZ, 6.00%, 1/15/2036	1,269	1,397
Series 3102, Class HS, IF, 16.11%, 1/15/2036 (i)	88	113
Series 3117, Class AO, PO, 2/15/2036	934	836
Series 3117, Class EO, PO, 2/15/2036	277	233
Series 3117, Class OG, PO, 2/15/2036	320	284
Series 3117, Class OK, PO, 2/15/2036	241	202
Series 3122, Class OH, PO, 3/15/2036	576	504
Series 3122, Class OP, PO, 3/15/2036	536	480
Series 3134, PO, 3/15/2036	69	60
Series 3122, Class ZB, 6.00%, 3/15/2036	21	27
Series 3138, PO, 4/15/2036	367	317
Series 3147, PO, 4/15/2036	1,137	1,022
Series 3607, Class AO, PO, 4/15/2036	681	564
Series 3607, Class BO, PO, 4/15/2036	1,247	1,050
Series 3137, Class XP, 6.00%, 4/15/2036	829	907
Series 3219, Class DI, IO, 6.00%, 4/15/2036	694	144
Series 3819, Class ZQ, 6.00%, 4/15/2036	6,843	7,542
Series 3149, Class SO, PO, 5/15/2036	124	93
Series 3151, PO, 5/15/2036	362	304
Series 3153, Class EO, PO, 5/15/2036	528	438
Series 3233, Class OP, PO, 5/15/2036	103	87
Series 3998, Class GF, 2.76%, 5/15/2036 (i)	4,713	4,736
Series 3710, Class FL, 2.81%, 5/15/2036 (i)	1,642	1,648
Series 3171, Class MO, PO, 6/15/2036	1,096	971
Series 3164, Class MG, 6.00%, 6/15/2036	221	240
Series 3523, Class SD, IF, 13.32%, 6/15/2036 (i)	212	259
Series 3179, Class OA, PO, 7/15/2036	252	216
Series 3194, Class SA, IF, IO, 4.79%, 7/15/2036 (i)	91	5
Series 3181, Class AZ, 6.50%, 7/15/2036	1,011	1,096
Series 3195, Class PD, 6.50%, 7/15/2036	779	855
Series 3200, PO, 8/15/2036	366	313
Series 3202, Class HI, IF, IO, 4.34%, 8/15/2036 (i)	5,541	699
Series 3200, Class AY, 5.50%, 8/15/2036	1,618	1,745
Series 3645, Class KZ, 5.50%, 8/15/2036	577	599
Series 3213, Class OA, PO, 9/15/2036	201	181
Series 3218, Class AO, PO, 9/15/2036	163	125
Series 3225, Class EO, PO, 10/15/2036	411	349
Series 3232, Class ST, IF, IO, 4.39%, 10/15/2036 (i)	613	80
Series 3704, Class DT, 7.50%, 11/15/2036	5,311	6,002
Series 3256, PO, 12/15/2036	207	175

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 3704, Class CT, 7.00%, 12/15/2036	13,161	14,779
Series 3704, Class ET, 7.50%, 12/15/2036	4,615	5,335
Series 3261, Class OA, PO, 1/15/2037	216	181
Series 3260, Class CS, IF, IO, 3.83%, 1/15/2037 (i)	359	46
Series 3274, Class JO, PO, 2/15/2037	63	55
Series 3510, Class OD, PO, 2/15/2037	584	516
Series 3275, Class FL, 2.75%, 2/15/2037 (i)	385	386
Series 3274, Class B, 6.00%, 2/15/2037	672	724
Series 3286, PO, 3/15/2037	108	100
Series 3290, Class SB, IF, IO, 4.14%, 3/15/2037 (i)	597	67
Series 3443, Class SY, IF, 9.00%, 3/15/2037 (i)	202	231
Series 3373, Class TO, PO, 4/15/2037	258	217
Series 3302, Class UT, 6.00%, 4/15/2037	651	707
Series 3316, PO, 5/15/2037	419	373
Series 3318, Class AO, PO, 5/15/2037	19	14
Series 3607, PO, 5/15/2037	2,319	1,935
Series 3315, Class HZ, 6.00%, 5/15/2037	747	751
Series 3326, Class JO, PO, 6/15/2037	50	44
Series 3331, PO, 6/15/2037	226	198
Series 3607, Class OP, PO, 7/15/2037	1,902	1,611
Series 4032, Class TO, PO, 7/15/2037	3,137	2,748
Series 4048, Class FJ, 2.66%, 7/15/2037 (i)	8,825	8,798
Series 3344, Class SL, IF, IO, 4.29%, 7/15/2037 (i)	455	47
Series 3759, Class HI, IO, 4.00%, 8/15/2037	1,366	26
Series 3365, PO, 9/15/2037	328	296
Series 3371, Class FA, 2.91%, 9/15/2037 (i)	160	162
Series 3760, Class GI, IO, 4.00%, 10/15/2037	508	4
Series 3760, Class NI, IO, 4.00%, 10/15/2037	36	—	(j)
Series 3387, Class SA, IF, IO, 4.11%, 11/15/2037 (i)	2,487	218
Series 3383, Class SA, IF, IO, 4.14%, 11/15/2037 (i)	1,720	166
Series 3404, Class SC, IF, IO, 3.69%, 1/15/2038 (i)	3,154	355
Series 3422, Class SE, IF, 11.68%, 2/15/2038 (i)	116	128
Series 3423, Class PB, 5.50%, 3/15/2038	2,668	2,884
Series 3424, Class PI, IF, IO, 4.49%, 4/15/2038 (i)	1,332	165
Series 3453, Class B, 5.50%, 5/15/2038	427	447
Series 3455, Class SE, IF, IO, 3.89%, 6/15/2038 (i)	1,353	161
Series 3461, Class LZ, 6.00%, 6/15/2038	129	140
Series 3461, Class Z, 6.00%, 6/15/2038	3,611	3,853
Series 3481, Class SJ, IF, IO, 3.54%, 8/15/2038 (i)	2,317	230
Series 3895, Class WA, 5.72%, 10/15/2038 (i)	1,026	1,106
Series 3501, Class CB, 5.50%, 1/15/2039	1,867	2,005
Series 3511, Class SA, IF, IO, 3.69%, 2/15/2039 (i)	895	99
Series 3546, Class A, 4.08%, 2/15/2039 (i)	740	756
Series 4095, Class FB, 2.71%, 4/15/2039 (i)	3,737	3,751
Series 4087, Class FA, 2.76%, 5/15/2039 (i)	3,853	3,841
Series 3531, Class SM, IF, IO, 3.79%, 5/15/2039 (i)	270	13
Series 3531, Class SA, IF, IO, 3.99%, 5/15/2039 (i)	1,189	61
Series 3549, Class FA, 3.51%, 7/15/2039 (i)	333	341
Series 3680, Class MA, 4.50%, 7/15/2039	5,744	5,931
Series 4073, Class MF, 2.76%, 8/15/2039 (i)	1,045	1,048
Series 4219, Class JA, 3.50%, 8/15/2039	4,604	4,632
Series 3607, Class TO, PO, 10/15/2039	1,071	881
Series 3795, Class EI, IO, 5.00%, 10/15/2039	2,914	381
Series 3608, Class SC, IF, IO, 3.94%, 12/15/2039 (i)	1,025	122
Series 3621, Class BO, PO, 1/15/2040	1,052	898
Series 3802, Class LS, IF, IO, 1.41%, 1/15/2040 (i)	9,174	367
Series 3632, Class BS, IF, 9.81%, 2/15/2040 (i)	3,353	3,795
Series 3966, Class BF, 2.81%, 10/15/2040 (i)	1,453	1,462
Series 3740, Class SB, IF, IO, 3.69%, 10/15/2040 (i)	4,859	647
Series 3740, Class SC, IF, IO, 3.69%, 10/15/2040 (i)	3,577	405
Series 3801, Class GB, 4.50%, 11/15/2040	1,072	1,124

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 3860, Class PZ, 5.00%, 5/15/2041	10,719	11,630
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (i)	2,532	2,530
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (i)	7,698	8,163
Series 4048, Class FB, 2.71%, 10/15/2041 (i)	6,948	6,987
Series 3957, Class B, 4.00%, 11/15/2041	5,658	5,748
Series 3966, Class NA, 4.00%, 12/15/2041	3,333	3,432
Series 4012, Class FN, 2.81%, 3/15/2042 (i)	7,915	7,976
Series 4077, Class FB, 2.81%, 7/15/2042 (i)	3,791	3,802
Series 4217, Class KY, 3.00%, 6/15/2043	1,794	1,652
Series 4257, Class DZ, 2.50%, 10/15/2043	5,559	4,566
Series 4374, Class NC, 3.75%, 2/15/2046 (f)	7,298	7,339
Series 3688, Class GT, 7.34%, 11/15/2046 (i)	6,570	7,439
FHLMC STRIPS
Series 243, Class 16, IO, 4.50%, 11/15/2020	57	1
Series 243, Class 17, IO, 4.50%, 12/15/2020	46	1
Series 134, Class B, IO, 9.00%, 4/1/2022	1	—	(j)
Series 197, PO, 4/1/2028	614	546
Series 233, Class 11, IO, 5.00%, 9/15/2035	1,252	238
Series 233, Class 12, IO, 5.00%, 9/15/2035	1,058	233
Series 233, Class 13, IO, 5.00%, 9/15/2035	1,980	413
Series 239, Class S30, IF, IO, 5.39%, 8/15/2036 (i)	3,661	586
Series 264, Class F1, 2.86%, 7/15/2042 (i)	20,007	20,151
Series 262, Class 35, 3.50%, 7/15/2042	41,574	41,201
Series 270, Class F1, 2.81%, 8/15/2042 (i)	8,030	8,146
Series 299, Class 300, 3.00%, 1/15/2043	4,544	4,431
Series 310, PO, 9/15/2043	8,938	6,988
FHLMC Structured Pass-Through Securities Certificates
Series T-41, Class 3A, 5.51%, 7/25/2032 (i)	541	569
Series T-48, Class 1A, 4.98%, 7/25/2033 (i)	1,593	1,642
Series T-76, Class 2A, 2.49%, 10/25/2037 (i)	11,868	12,219
Series T-42, Class A5, 7.50%, 2/25/2042	2,180	2,508
Series T-51, Class 2A, 7.50%, 8/25/2042 (i)	368	426
Series T-54, Class 2A, 6.50%, 2/25/2043	2,198	2,474
Series T-54, Class 3A, 7.00%, 2/25/2043	716	805
Series T-56, Class A5, 5.23%, 5/25/2043	5,064	5,249
Series T-57, Class 1AP, PO, 7/25/2043	199	167
Series T-57, Class 1A3, 7.50%, 7/25/2043	523	608
Series T-58, Class APO, PO, 9/25/2043	223	175
Series T-58, Class 4A, 7.50%, 9/25/2043	2,861	3,248
Series T-59, Class 1AP, PO, 10/25/2043	258	131
Series T-59, Class 1A2, 7.00%, 10/25/2043	2,919	3,310
Series T-62, Class 1A1, 3.25%, 10/25/2044 (i)	4,452	4,450
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	931	768
Series 2007-FA4, Class 1A2, IF, IO, 3.34%, 8/25/2037 ‡ (i)	7,729	1,058
First Horizon Mortgage Pass-Through Trust
Series 2004-AR7, Class 2A2, 3.71%, 2/25/2035 (i)	144	146
Series 2005-AR1, Class 2A2, 3.96%, 4/25/2035 (i)	734	745
FN
3.82%, 10/1/2028 (k)	19,830	20,022
3.97%, 1/27/2031 (k)	16,800	17,047
FNMA Grantor Trust
Series 1999-T2, Class A1, 7.50%, 1/19/2039 (i)	708	758
Series 2001-T3, Class A1, 7.50%, 11/25/2040	1,114	1,237
Series 2002-T16, Class A2, 7.00%, 7/25/2042	1,143	1,284
Series 2004-T2, Class 2A, 4.37%, 7/25/2043 (i)	1,316	1,382
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	2,131	2,393
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	324	358
Series 2004-T3, Class PT1, 10.55%, 1/25/2044 (i)	263	305
Series 2004-T3, Class 1A2, 6.50%, 2/25/2044	3,197	3,521
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	1,357	1,520

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
FNMA REMIC
Series 2004-21, Class AE, 4.00%, 4/25/2019	—	(j)	—	(j)
Series 1989-70, Class G, 8.00%, 10/25/2019	1		1
Series 2004-81, Class AC, 4.00%, 11/25/2019	1		1
Series 1989-83, Class H, 8.50%, 11/25/2019	2		2
Series 1989-89, Class H, 9.00%, 11/25/2019	1		1
Series 1989-78, Class H, 9.40%, 11/25/2019	1		1
Series 1990-7, Class B, 8.50%, 1/25/2020	1		1
Series 1990-1, Class D, 8.80%, 1/25/2020	1		1
Series 1990-60, Class K, 5.50%, 6/25/2020	—	(j)	—	(j)
Series 1990-63, Class H, 9.50%, 6/25/2020	1		1
Series 1990-93, Class G, 5.50%, 8/25/2020	1		1
Series 1990-102, Class J, 6.50%, 8/25/2020	9		10
Series 1990-94, Class H, HB, 505.00%, 8/25/2020	—	(j)	—	(j)
Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(j)	—	(j)
Series 1990-120, Class H, 9.00%, 10/25/2020	4		4
Series 1990-134, Class SC, IF, 18.13%, 11/25/2020 (i)	1		1
Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(j)	—	(j)
Series 1991-7, Class K, HB, 908.50%, 2/25/2021	—	(j)	—	(j)
Series 1991-24, Class Z, 5.00%, 3/25/2021	2		2
Series 2001-4, Class PC, 7.00%, 3/25/2021	52		53
Series 1991-42, Class S, IF, 13.62%, 5/25/2021 (i)	1		1
Series G-14, Class L, 8.50%, 6/25/2021	1		1
Series G-18, Class Z, 8.75%, 6/25/2021	5		5
Series G-17, Class S, HB, 843.04%, 6/25/2021 (i)	—	(j)	—	(j)
Series 2001-48, Class Z, 6.50%, 9/25/2021	400		414
Series G-28, Class S, IF, 12.78%, 9/25/2021 (i)	—	(j)	—	(j)
Series G-35, Class M, 8.75%, 10/25/2021	8		8
Series G-51, Class SA, HB, IF, 21.39%, 12/25/2021 (i)	1		1
Series 2002-5, Class PK, 6.00%, 2/25/2022	427		442
Series 2002-1, Class HC, 6.50%, 2/25/2022	72		75
Series 2007-15, Class NO, PO, 3/25/2022	155		148
Series G92-27, Class SQ, HB, IF, 9,119.48%, 5/25/2022 (i)	—	(j)	—	(j)
Series 1992-101, Class J, 7.50%, 6/25/2022	1		1
Series G92-42, Class Z, 7.00%, 7/25/2022	6		6
Series G92-35, Class E, 7.50%, 7/25/2022	70		73
Series 1992-117, Class MA, 8.00%, 7/25/2022	91		96
Series G92-44, Class ZQ, 8.00%, 7/25/2022	4		4
Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	(j)	—	(j)
Series 1992-136, Class PK, 6.00%, 8/25/2022	14		14
Series 1996-59, Class J, 6.50%, 8/25/2022	17		18
Series G92-52, Class FD, 2.34%, 9/25/2022 (i)	7		7
Series 1992-143, Class MA, 5.50%, 9/25/2022	9		9
Series 2002-54, Class PG, 6.00%, 9/25/2022	566		589
Series G92-54, Class ZQ, 7.50%, 9/25/2022	49		50
Series 1992-163, Class M, 7.75%, 9/25/2022	31		33
Series 1992-150, Class M, 8.00%, 9/25/2022	90		95
Series G92-62, Class B, PO, 10/25/2022	9		9
Series G92-59, Class F, 1.72%, 10/25/2022 (i)	6		6
Series G92-61, Class Z, 7.00%, 10/25/2022	15		16
Series 1992-188, Class PZ, 7.50%, 10/25/2022	51		54
Series G93-1, Class KA, 7.90%, 1/25/2023	51		54
Series G93-5, Class Z, 6.50%, 2/25/2023	23		24
Series 1997-61, Class ZC, 7.00%, 2/25/2023	235		248
Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (i)	9		10
Series 2003-17, Class EQ, 5.50%, 3/25/2023	1,010		1,048
Series G93-14, Class J, 6.50%, 3/25/2023	17		18
Series 1993-37, Class PX, 7.00%, 3/25/2023	151		158
Series 1993-25, Class J, 7.50%, 3/25/2023	55		58

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 1993-21, Class KA, 7.70%, 3/25/2023	23	24
Series 1998-4, Class C, PO, 4/25/2023	9	9
Series 2003-23, Class EQ, 5.50%, 4/25/2023	1,883	1,969
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (i)	36	38
Series 1993-54, Class Z, 7.00%, 4/25/2023	49	51
Series 1998-43, Class SA, IF, IO, 15.16%, 4/25/2023 (i)	45	10
Series 1993-62, Class SA, IF, 18.16%, 4/25/2023 (i)	23	27
Series 2003-39, Class LW, 5.50%, 5/25/2023	459	477
Series 1993-56, Class PZ, 7.00%, 5/25/2023	556	587
Series 2008-47, Class SI, IF, IO, 4.18%, 6/25/2023 (i)	242	7
Series 2003-83, Class PG, 5.00%, 6/25/2023	16	16
Series 2008-61, Class BH, 4.50%, 7/25/2023	691	725
Series 1993-136, Class ZB, 6.00%, 7/25/2023 (i)	222	233
Series 1993-122, Class M, 6.50%, 7/25/2023	12	13
Series 1993-99, Class Z, 7.00%, 7/25/2023	272	287
Series 2002-1, Class G, 7.00%, 7/25/2023	174	182
Series G93-27, Class FD, 3.20%, 8/25/2023 (i)	31	31
Series 1999-38, Class SK, IF, IO, 5.73%, 8/25/2023 (i)	9	1
Series 2002-83, Class CS, 6.88%, 8/25/2023	252	263
Series 1993-141, Class Z, 7.00%, 8/25/2023	449	472
Series 1996-14, Class SE, IF, IO, 7.61%, 8/25/2023 (i)	229	28
Series 1993-205, Class H, PO, 9/25/2023	21	20
Series G93-37, Class H, PO, 9/25/2023	8	8
Series 2008-76, Class GF, 2.96%, 9/25/2023 (i)	12	11
Series 1993-178, Class PK, 6.50%, 9/25/2023	24	25
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (i)	17	18
Series 1993-165, Class SD, IF, 12.70%, 9/25/2023 (i)	13	14
Series 1993-183, Class KA, 6.50%, 10/25/2023	353	373
Series 1993-189, Class PL, 6.50%, 10/25/2023	143	150
Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (i)	8	9
Series 1999-52, Class NS, IF, 16.90%, 10/25/2023 (i)	22	26
Series 1993-179, Class SB, HB, IF, 25.30%, 10/25/2023 (i)	12	14
Series 1994-9, Class E, PO, 11/25/2023	2	2
Series 1995-19, Class Z, 6.50%, 11/25/2023	134	145
Series 1993-230, Class FA, 2.92%, 12/25/2023 (i)	11	11
Series 1993-247, Class FE, 3.32%, 12/25/2023 (i)	29	29
Series 1993-225, Class UB, 6.50%, 12/25/2023	36	39
Series 1993-247, Class SU, IF, 11.93%, 12/25/2023 (i)	13	15
Series 2002-1, Class UD, IF, 16.40%, 12/25/2023 (i)	29	34
Series 1993-247, Class SA, HB, IF, 26.50%, 12/25/2023 (i)	35	43
Series 2009-9, IO, 5.00%, 2/25/2024	220	6
Series 2009-15, Class MI, IO, 5.00%, 3/25/2024	36	1
Series 2009-18, IO, 5.00%, 3/25/2024	45	1
Series 1994-37, Class L, 6.50%, 3/25/2024	113	119
Series 1994-40, Class Z, 6.50%, 3/25/2024	662	700
Series 1994-62, Class PK, 7.00%, 4/25/2024	1,009	1,061
Series 1994-63, Class PK, 7.00%, 4/25/2024	433	463
Series 2004-53, Class NC, 5.50%, 7/25/2024	117	122
Series 2004-65, Class EY, 5.50%, 8/25/2024	1,160	1,208
Series 2004-81, Class JG, 5.00%, 11/25/2024	1,814	1,859
Series 1995-2, Class Z, 8.50%, 1/25/2025	24	27
Series G95-1, Class C, 8.80%, 1/25/2025	38	42
Series 2005-67, Class EY, 5.50%, 8/25/2025	1,141	1,203
Series 2005-121, Class DX, 5.50%, 1/25/2026	763	805
Series 2006-94, Class GK, HB, IF, 21.67%, 10/25/2026 (i)	162	199
Series 1996-48, Class Z, 7.00%, 11/25/2026	245	261
Series 1997-20, IO, 1.84%, 3/25/2027 (i)	111	2

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (i)	36	1
Series 1997-27, Class J, 7.50%, 4/18/2027	44	49
Series 1997-29, Class J, 7.50%, 4/20/2027	68	76
Series 1997-32, Class PG, 6.50%, 4/25/2027	155	168
Series 1997-39, Class PD, 7.50%, 5/20/2027	285	318
Series 1997-42, Class ZC, 6.50%, 7/18/2027	14	15
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	73	8
Series 1998-36, Class ZB, 6.00%, 7/18/2028	89	96
Series 2008-55, Class S, IF, IO, 5.28%, 7/25/2028 (i)	2,344	232
Series 1998-66, Class SB, IF, IO, 5.83%, 12/25/2028 (i)	76	4
Series 2009-11, Class NB, 5.00%, 3/25/2029	2,054	2,119
Series 1999-18, Class Z, 5.50%, 4/18/2029	184	188
Series 1999-17, Class C, 6.35%, 4/25/2029	53	56
Series 1999-62, Class PB, 7.50%, 12/18/2029	80	89
Series 2000-2, Class ZE, 7.50%, 2/25/2030	463	516
Series 2000-20, Class SA, IF, IO, 6.78%, 7/25/2030 (i)	151	18
Series 2000-52, IO, 8.50%, 1/25/2031	21	5
Series 2001-7, Class PF, 7.00%, 3/25/2031	47	52
Series 2011-31, Class DB, 3.50%, 4/25/2031	9,416	9,489
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	282	60
Series 2001-30, Class PM, 7.00%, 7/25/2031	164	184
Series 2001-36, Class DE, 7.00%, 8/25/2031	336	370
Series 2001-49, Class Z, 6.50%, 9/25/2031	73	80
Series 2001-44, Class MY, 7.00%, 9/25/2031	457	511
Series 2001-44, Class PD, 7.00%, 9/25/2031	85	94
Series 2001-44, Class PU, 7.00%, 9/25/2031	87	98
Series 2001-60, Class QS, IF, 16.40%, 9/25/2031 (i)	211	265
Series 2001-52, Class KB, 6.50%, 10/25/2031	51	54
Series 2003-52, Class SX, IF, 16.00%, 10/25/2031 (i)	142	184
Series 2001-60, Class PX, 6.00%, 11/25/2031	520	564
Series 2001-61, Class Z, 7.00%, 11/25/2031	552	618
Series 2004-74, Class SW, IF, 10.90%, 11/25/2031 (i)	158	190
Series 2001-72, Class SX, IF, 12.07%, 12/25/2031 (i)	15	18
Series 2001-81, Class LO, PO, 1/25/2032	21	19
Series 2002-1, Class SA, IF, 17.66%, 2/25/2032 (i)	38	49
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (i)	519	24
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (i)	8	9
Series 2002-21, Class LO, PO, 4/25/2032	17	14
Series 2002-15, Class ZA, 6.00%, 4/25/2032	1,255	1,358
Series 2002-21, Class PE, 6.50%, 4/25/2032	242	265
Series 2002-28, Class PK, 6.50%, 5/25/2032	491	537
Series 2002-37, Class Z, 6.50%, 6/25/2032	204	223
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	925	132
Series 2002-48, Class GH, 6.50%, 8/25/2032	574	629
Series 2004-79, Class S, IF, 13.43%, 8/25/2032 (i)	116	117
Series 2002-71, Class AP, 5.00%, 11/25/2032	141	146
Series 2011-39, Class ZA, 6.00%, 11/25/2032	3,833	4,197
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (i)	176	193
Series 2004-61, Class SH, IF, 14.73%, 11/25/2032 (i)	65	82
Series 2004-59, Class BG, PO, 12/25/2032	113	95
Series 2002-78, Class Z, 5.50%, 12/25/2032	1,224	1,316
Series 2002-77, Class S, IF, 10.24%, 12/25/2032 (i)	93	104
Series 2003-9, Class NZ, 6.50%, 2/25/2033	197	212
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	232	26
Series 2003-22, Class UD, 4.00%, 4/25/2033	2,038	2,081
Series 2003-35, Class EA, PO, 5/25/2033	58	49
Series 2003-42, Class GB, 4.00%, 5/25/2033	116	118
Series 2003-34, Class AX, 6.00%, 5/25/2033	369	402

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2003-34, Class ED, 6.00%, 5/25/2033	1,542		1,613
Series 2003-34, Class GE, 6.00%, 5/25/2033	820		871
Series 2003-39, IO, 6.00%, 5/25/2033 (i)	92		20
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	870		195
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	1,551		191
Series 2004-4, Class QI, IF, IO, 4.78%, 6/25/2033 (i)	649		27
Series 2003-47, Class PE, 5.75%, 6/25/2033	581		630
Series 2004-4, Class QM, IF, 9.57%, 6/25/2033 (i)	482		512
Series 2003-64, Class SX, IF, 8.00%, 7/25/2033 (i)	247		266
Series 2004-36, Class SN, IF, 9.57%, 7/25/2033 (i)	86		86
Series 2003-132, Class OA, PO, 8/25/2033	51		47
Series 2003-71, Class DS, IF, 4.40%, 8/25/2033 (i)	838		803
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	2,128		369
Series 2003-73, Class HC, 5.50%, 8/25/2033	1,023		1,100
Series 2003-74, Class SH, IF, 6.00%, 8/25/2033 (i)	81		87
Series 2005-56, Class TP, IF, 11.20%, 8/25/2033 (i)	323		349
Series 2003-91, Class SD, IF, 8.64%, 9/25/2033 (i)	157		170
Series 2013-100, Class WB, 3.00%, 10/25/2033	7,887		7,430
Series 2003-105, Class AZ, 5.50%, 10/25/2033	7,444		7,986
Series 2003-116, Class SB, IF, IO, 5.28%, 11/25/2033 (i)	1,120		170
Series 2006-44, Class P, PO, 12/25/2033	863		718
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	6,129		6,746
Series 2003-130, Class CS, IF, 9.47%, 12/25/2033 (i)	90		91
Series 2004-87, Class F, 3.07%, 1/25/2034 (i)	1,314		1,341
Series 2003-130, Class SX, IF, 8.05%, 1/25/2034 (i)	45		49
Series 2003-131, Class SK, IF, 11.57%, 1/25/2034 (i)	124		134
Series 2004-36, Class PC, 5.50%, 2/25/2034	35		35
Series 2004-10, Class SC, IF, 19.34%, 2/25/2034 (i)	79		81
Series 2004-46, Class EP, PO, 3/25/2034	1,051		944
Series 2004-28, Class PF, 2.72%, 3/25/2034 (i)	964		967
Series 2004-17, Class H, 5.50%, 4/25/2034	2,152		2,338
Series 2004-25, Class SA, IF, 13.16%, 4/25/2034 (i)	551		666
Series 2004-36, Class FA, 2.72%, 5/25/2034 (i)	2,415		2,427
Series 2004-46, Class SK, IF, 10.13%, 5/25/2034 (i)	146		164
Series 2004-36, Class SA, IF, 13.16%, 5/25/2034 (i)	1,032		1,314
Series 2004-46, Class QB, IF, 14.74%, 5/25/2034 (i)	222		267
Series 2004-50, Class VZ, 5.50%, 7/25/2034	3,857		4,070
Series 2004-51, Class SY, IF, 9.61%, 7/25/2034 (i)	145		163
Series 2005-93, Class MF, 2.57%, 8/25/2034 (i)	600		600
Series 2004-79, Class SP, IF, 13.43%, 11/25/2034 (i)	114		119
Series 2005-57, Class CD, IF, 16.44%, 1/25/2035 (i)	32		33
Series 2006-60, Class DO, PO, 4/25/2035	408		397
Series 2005-25, Class PF, 2.67%, 4/25/2035 (i)	1,098		1,101
Series 2005-42, Class PS, IF, 11.21%, 5/25/2035 (i)	73		79
Series 2005-74, Class CS, IF, 13.65%, 5/25/2035 (i)	1,154		1,317
Series 2005-74, Class SK, IF, 13.76%, 5/25/2035 (i)	793		912
Series 2005-74, Class CP, IF, 16.26%, 5/25/2035 (i)	265		300
Series 2005-68, Class UC, 5.00%, 6/25/2035	162		163
Series 2005-52, Class PA, 6.50%, 6/25/2035	—	(j)	—	(j)
Series 2005-59, Class SU, IF, 13.92%, 6/25/2035 (i)	322		429
Series 2005-56, Class S, IF, IO, 4.39%, 7/25/2035 (i)	781		94
Series 2005-66, Class SG, IF, 11.59%, 7/25/2035 (i)	290		353
Series 2005-68, Class PG, 5.50%, 8/25/2035	1,057		1,126
Series 2005-73, Class ZB, 5.50%, 8/25/2035	5,601		5,547
Series 2005-73, Class PS, IF, 10.91%, 8/25/2035 (i)	374		427
Series 2005-72, Class SB, IF, 11.09%, 8/25/2035 (i)	415		477
Series 2005-90, PO, 9/25/2035	142		132
Series 2005-75, Class SV, IF, 14.94%, 9/25/2035 (i)	109		129

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2010-39, Class OT, PO, 10/25/2035	240	209
Series 2005-84, Class XM, 5.75%, 10/25/2035	972	1,041
Series 2005-90, Class ES, IF, 11.09%, 10/25/2035 (i)	431	504
Series 2005-106, Class US, IF, 16.08%, 11/25/2035 (i)	2,063	2,624
Series 2005-110, Class GL, 5.50%, 12/25/2035	5,007	5,416
Series 2006-46, Class UC, 5.50%, 12/25/2035	547	573
Series 2005-109, Class PC, 6.00%, 12/25/2035	181	192
Series 2006-15, Class OT, PO, 1/25/2036	55	53
Series 2006-39, Class WC, 5.50%, 1/25/2036	343	360
Series 2006-16, Class OA, PO, 3/25/2036	196	166
Series 2006-8, Class WQ, PO, 3/25/2036	1,785	1,431
Series 2006-8, Class WN, IF, IO, 4.38%, 3/25/2036 (i)	6,545	1,041
Series 2006-12, Class BZ, 5.50%, 3/25/2036	2,278	2,449
Series 2006-16, Class HZ, 5.50%, 3/25/2036	686	730
Series 2006-8, Class JZ, 5.50%, 3/25/2036	2,494	2,689
Series 2006-11, Class PS, IF, 16.08%, 3/25/2036 (i)	167	230
Series 2006-22, Class AO, PO, 4/25/2036	620	515
Series 2006-23, Class KO, PO, 4/25/2036	255	226
Series 2006-27, Class OH, PO, 4/25/2036	542	478
Series 2006-23, Class FK, 2.57%, 4/25/2036 (i)	804	798
Series 2006-33, Class LS, IF, 19.73%, 5/25/2036 (i)	196	271
Series 2006-43, PO, 6/25/2036	164	143
Series 2006-43, Class DO, PO, 6/25/2036	501	446
Series 2006-44, Class GO, PO, 6/25/2036	326	275
Series 2006-50, Class JO, PO, 6/25/2036	1,127	928
Series 2006-50, Class PS, PO, 6/25/2036	1,385	1,203
Series 2006-46, Class FW, 2.72%, 6/25/2036 (i)	390	391
Series 2006-53, Class US, IF, IO, 4.26%, 6/25/2036 (i)	1,387	186
Series 2006-46, Class SW, IF, 15.71%, 6/25/2036 (i)	62	83
Series 2007-101, Class A2, 2.56%, 6/27/2036 (i)	4,142	4,065
Series 2006-113, PO, 7/25/2036	176	169
Series 2006-58, PO, 7/25/2036	202	171
Series 2006-58, Class AP, PO, 7/25/2036	102	88
Series 2006-65, Class QO, PO, 7/25/2036	376	319
Series 2006-56, Class FC, 2.61%, 7/25/2036 (i)	3,104	3,098
Series 2006-58, Class FL, 2.78%, 7/25/2036 (i)	326	329
Series 2006-58, Class IG, IF, IO, 4.20%, 7/25/2036 (i)	513	49
Series 2006-71, Class ZL, 6.00%, 7/25/2036	4,334	4,695
Series 2006-63, Class ZH, 6.50%, 7/25/2036	1,801	2,000
Series 2011-19, Class ZY, 6.50%, 7/25/2036	2,387	2,658
Series 2006-60, Class AK, IF, 19.54%, 7/25/2036 (i)	188	268
Series 2006-62, Class PS, HB, IF, 26.01%, 7/25/2036 (i)	142	227
Series 2006-72, Class GO, PO, 8/25/2036	684	599
Series 2006-72, Class TO, PO, 8/25/2036	129	115
Series 2006-79, Class DO, PO, 8/25/2036	280	245
Series 2006-79, Class OP, PO, 8/25/2036	385	342
Series 2006-79, Class DF, 2.67%, 8/25/2036 (i)	1,181	1,182
Series 2007-7, Class SG, IF, IO, 4.18%, 8/25/2036 (i)	810	162
Series 2006-77, Class PC, 6.50%, 8/25/2036	1,407	1,535
Series 2006-78, Class BZ, 6.50%, 8/25/2036	339	366
Series 2006-86, Class OB, PO, 9/25/2036	398	353
Series 2006-90, Class AO, PO, 9/25/2036	347	306
Series 2008-42, Class AO, PO, 9/25/2036	157	138
Series 2006-85, Class MZ, 6.50%, 9/25/2036	144	155
Series 2009-19, Class PW, 4.50%, 10/25/2036	1,744	1,798
Series 2006-95, Class SG, IF, 16.94%, 10/25/2036 (i)	216	288
Series 2006-109, PO, 11/25/2036	97	82
Series 2006-110, PO, 11/25/2036	582	488

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2006-111, Class EO, PO, 11/25/2036	264	226
Series 2006-115, Class OK, PO, 12/25/2036	327	269
Series 2006-119, PO, 12/25/2036	144	126
Series 2006-118, Class A1, 2.34%, 12/25/2036 (i)	729	724
Series 2006-118, Class A2, 2.34%, 12/25/2036 (i)	3,205	3,167
Series 2006-117, Class GS, IF, IO, 4.33%, 12/25/2036 (i)	1,222	151
Series 2006-115, Class ES, IF, 17.30%, 12/25/2036 (i)	59	75
Series 2006-128, PO, 1/25/2037	313	257
Series 2009-70, Class CO, PO, 1/25/2037	928	765
Series 2006-128, Class BP, 5.50%, 1/25/2037	317	331
Series 2007-10, Class FD, 2.57%, 2/25/2037 (i)	907	904
Series 2007-1, Class SD, HB, IF, 25.11%, 2/25/2037 (i)	73	171
Series 2007-14, Class OP, PO, 3/25/2037	259	224
Series 2007-77, Class FG, 2.82%, 3/25/2037 (i)	627	631
Series 2007-16, Class FC, 3.07%, 3/25/2037 (i)	472	490
Series 2007-22, Class SC, IF, IO, 3.76%, 3/25/2037 (i)	69	3
Series 2007-14, Class ES, IF, IO, 4.12%, 3/25/2037 (i)	2,248	304
Series 2009-63, Class P, 5.00%, 3/25/2037	64	66
Series 2007-18, Class MZ, 6.00%, 3/25/2037	671	714
Series 2007-28, Class EO, PO, 4/25/2037	876	777
Series 2007-35, Class SI, IF, IO, 3.78%, 4/25/2037 (i)	505	37
Series 2007-29, Class SG, IF, 14.95%, 4/25/2037 (i)	452	578
Series 2007-42, Class AO, PO, 5/25/2037	132	119
Series 2007-43, Class FL, 2.62%, 5/25/2037 (i)	440	439
Series 2007-42, Class B, 6.00%, 5/25/2037	1,663	1,787
Series 2007-54, Class FA, 2.72%, 6/25/2037 (i)	2,442	2,455
Series 2007-98, Class FB, 2.77%, 6/25/2037 (i)	208	216
Series 2007-92, Class YS, IF, IO, 3.46%, 6/25/2037 (i)	441	44
Series 2007-53, Class SH, IF, IO, 3.78%, 6/25/2037 (i)	1,475	175
Series 2007-54, Class WI, IF, IO, 3.78%, 6/25/2037 (i)	529	64
Series 2007-92, Class YA, 6.50%, 6/25/2037	265	286
Series 2007-67, PO, 7/25/2037	611	538
Series 2007-64, Class FB, 2.69%, 7/25/2037 (i)	576	577
Series 2007-97, Class FC, 2.82%, 7/25/2037 (i)	355	357
Series 2007-72, Class EK, IF, IO, 4.08%, 7/25/2037 (i)	3,953	501
Series 2007-65, Class KI, IF, IO, 4.30%, 7/25/2037 (i)	1,466	159
Series 2007-60, Class AX, IF, IO, 4.83%, 7/25/2037 (i)	6,191	1,116
Series 2007-70, Class Z, 5.50%, 7/25/2037	1,594	1,714
Series 2007-62, Class SE, IF, 10.71%, 7/25/2037 (i)	351	387
Series 2012-14, Class FB, 2.77%, 8/25/2037 (i)	1,452	1,458
Series 2007-76, Class AZ, 5.50%, 8/25/2037	408	436
Series 2007-76, Class ZG, 6.00%, 8/25/2037	650	707
Series 2007-78, Class CB, 6.00%, 8/25/2037	183	200
Series 2007-78, Class PE, 6.00%, 8/25/2037	852	919
Series 2007-81, Class GE, 6.00%, 8/25/2037	829	882
Series 2007-79, Class SB, IF, 15.53%, 8/25/2037 (i)	529	696
Series 2012-87, Class KF, 2.77%, 9/25/2037 (i)	3,000	3,018
Series 2007-88, Class VI, IF, IO, 4.22%, 9/25/2037 (i)	2,047	324
Series 2007-85, Class SL, IF, 10.36%, 9/25/2037 (i)	136	153
Series 2009-86, Class OT, PO, 10/25/2037	5,472	4,783
Series 2007-100, Class SM, IF, IO, 4.13%, 10/25/2037 (i)	1,713	214
Series 2007-91, Class ES, IF, IO, 4.14%, 10/25/2037 (i)	2,245	255
Series 2007-106, Class A7, 6.07%, 10/25/2037 (i)	622	669
Series 2007-108, Class SA, IF, IO, 4.04%, 12/25/2037 (i)	64	7
Series 2007-109, Class AI, IF, IO, 4.08%, 12/25/2037 (i)	1,894	200
Series 2007-112, Class SA, IF, IO, 4.13%, 12/25/2037 (i)	2,091	265
Series 2007-112, Class MJ, 6.50%, 12/25/2037	1,670	1,873
Series 2007-116, Class HI, IO, 1.22%, 1/25/2038 (i)	3,997	140

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2008-1, Class BI, IF, IO, 3.59%, 2/25/2038 (i)	1,932	208
Series 2008-4, Class SD, IF, IO, 3.68%, 2/25/2038 (i)	3,835	405
Series 2008-18, Class FA, 3.22%, 3/25/2038 (i)	436	447
Series 2008-16, Class IS, IF, IO, 3.88%, 3/25/2038 (i)	459	55
Series 2008-10, Class XI, IF, IO, 3.91%, 3/25/2038 (i)	571	54
Series 2008-20, Class SA, IF, IO, 4.67%, 3/25/2038 (i)	970	141
Series 2008-18, Class SP, IF, 9.37%, 3/25/2038 (i)	220	235
Series 2008-32, Class SA, IF, IO, 4.53%, 4/25/2038 (i)	431	40
Series 2008-27, Class SN, IF, IO, 4.58%, 4/25/2038 (i)	716	76
Series 2011-22, Class MA, 6.50%, 4/25/2038	422	438
Series 2008-28, Class QS, IF, 13.75%, 4/25/2038 (i)	289	331
Series 2008-44, PO, 5/25/2038	20	16
Series 2008-46, Class HI, IO, 1.46%, 6/25/2038 (i)	1,871	88
Series 2008-53, Class CI, IF, IO, 4.88%, 7/25/2038 (i)	518	69
Series 2008-56, Class AC, 5.00%, 7/25/2038	482	504
Series 2008-60, Class JC, 5.00%, 7/25/2038	492	523
Series 2011-47, Class ZA, 5.50%, 7/25/2038	2,001	2,153
Series 2008-80, Class SA, IF, IO, 3.53%, 9/25/2038 (i)	1,866	177
Series 2008-81, Class SB, IF, IO, 3.53%, 9/25/2038 (i)	1,188	86
Series 2010-45, Class BD, 4.50%, 11/25/2038	22	22
Series 2011-111, Class DF, 2.72%, 12/25/2038 (i)	384	385
Series 2010-148, Class MA, 4.00%, 2/25/2039	963	970
Series 2009-6, Class GS, IF, IO, 4.23%, 2/25/2039 (i)	1,334	190
Series 2009-4, Class BD, 4.50%, 2/25/2039	80	83
Series 2009-17, Class QS, IF, IO, 4.33%, 3/25/2039 (i)	663	98
Series 2012-89, Class FD, 2.77%, 4/25/2039 (i)	2,437	2,454
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	883	173
Series 2009-47, Class MT, 7.00%, 7/25/2039	30	33
Series 2009-59, Class HB, 5.00%, 8/25/2039	3,341	3,545
Series 2009-60, Class HT, 6.00%, 8/25/2039	3,906	4,258
Series 2009-65, Class MT, 5.00%, 9/25/2039	1,956	1,989
Series 2009-69, Class WA, 6.03%, 9/25/2039 (i)	1,668	1,822
Series 2009-84, Class WS, IF, IO, 3.58%, 10/25/2039 (i)	536	51
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	1,990	380
Series 2009-99, Class SC, IF, IO, 3.86%, 12/25/2039 (i)	680	67
Series 2009-103, Class MB, 4.29%, 12/25/2039 (i)	2,099	2,246
Series 2009-99, Class WA, 6.30%, 12/25/2039 (i)	2,969	3,232
Series 2009-113, Class AO, PO, 1/25/2040	482	403
Series 2009-112, Class ST, IF, IO, 3.93%, 1/25/2040 (i)	1,403	164
Series 2010-1, Class WA, 6.23%, 2/25/2040 (i)	654	717
Series 2010-16, Class WB, 6.22%, 3/25/2040 (i)	2,116	2,345
Series 2010-16, Class WA, 6.44%, 3/25/2040 (i)	2,311	2,578
Series 2010-49, Class SC, IF, 8.03%, 3/25/2040 (i)	3,122	3,337
Series 2010-40, Class FJ, 2.92%, 4/25/2040 (i)	701	706
Series 2010-35, Class SB, IF, IO, 4.10%, 4/25/2040 (i)	1,020	117
Series 2010-35, Class SJ, IF, 9.95%, 4/25/2040 (i)	1,429	1,704
Series 2010-43, Class FD, 2.92%, 5/25/2040 (i)	871	883
Series 2010-42, Class S, IF, IO, 4.08%, 5/25/2040 (i)	609	81
Series 2010-63, Class AP, PO, 6/25/2040	805	665
Series 2010-64, Class DM, 5.00%, 6/25/2040	6,755	7,075
Series 2010-58, Class MB, 5.50%, 6/25/2040	8,753	9,276
Series 2010-71, Class HJ, 5.50%, 7/25/2040	3,786	4,117
Series 2010-102, Class PN, 5.00%, 9/25/2040	1,794	1,913
Series 2010-111, Class AM, 5.50%, 10/25/2040	14,736	16,237
Series 2010-125, Class SA, IF, IO, 2.12%, 11/25/2040 (i)	7,095	359
Series 2011-101, Class FM, 2.87%, 1/25/2041 (i)	1,616	1,625
Series 2010-147, Class SA, IF, IO, 4.21%, 1/25/2041 (i)	6,765	1,173
Series 2011-30, Class LS, IO, 1.32%, 4/25/2041 (i)	8,275	382

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2011-149, Class EF, 2.82%, 7/25/2041 (i)	697	702
Series 2011-75, Class FA, 2.87%, 8/25/2041 (i)	1,925	1,949
Series 2011-149, Class MF, 2.82%, 11/25/2041 (i)	2,533	2,553
Series 2011-118, Class LB, 7.00%, 11/25/2041	10,856	12,280
Series 2011-118, Class MT, 7.00%, 11/25/2041	13,767	15,579
Series 2011-118, Class NT, 7.00%, 11/25/2041	12,062	13,442
Series 2002-90, Class A1, 6.50%, 6/25/2042	554	617
Series 2012-99, Class FA, 2.77%, 9/25/2042 (i)	3,273	3,269
Series 2012-101, Class FC, 2.82%, 9/25/2042 (i)	2,013	2,015
Series 2012-97, Class FB, 2.82%, 9/25/2042 (i)	7,186	7,239
Series 2012-108, Class F, 2.82%, 10/25/2042 (i)	6,072	6,115
Series 2013-81, Class TA, 3.00%, 2/25/2043	6,000	5,514
Series 2013-4, Class AJ, 3.50%, 2/25/2043	4,070	4,067
Series 2013-92, PO, 9/25/2043	12,029	9,224
Series 2013-101, Class DO, PO, 10/25/2043	9,469	7,131
Series 2013-128, PO, 12/25/2043	20,034	15,671
Series 2013-135, PO, 1/25/2044	7,807	5,832
Series 2010-103, Class SB, IF, IO, 3.78%, 11/25/2049 (i)	822	62
Series 2011-2, Class WA, 5.82%, 2/25/2051 (i)	1,134	1,188
Series 2011-58, Class WA, 5.43%, 7/25/2051 (i)	271	290
FNMA REMIC Trust
Series 2004-W10, Class A6, 5.75%, 8/25/2034	6,098	6,545
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	295	319
Series 2007-W5, PO, 6/25/2037	293	254
Series 2007-W7, Class 1A4, HB, IF, 25.29%, 7/25/2037 (i)	207	307
Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (i)	139	153
Series 2003-W1, Class 1A1, 5.39%, 12/25/2042 (i)	994	1,032
Series 2003-W1, Class 2A, 5.90%, 12/25/2042 (i)	268	284
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	819	913
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	1,412	1,576
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	1,239	1,369
Series 2007-W10, Class 2A, 6.35%, 8/25/2047 (i)	152	161
Series 2009-W1, Class A, 6.00%, 12/25/2049	5,619	6,178
FNMA STRIPS
Series 368, Class 3, IO, 4.50%, 11/25/2020	5	—	(j)
Series 218, Class 2, IO, 7.50%, 4/25/2023	7	1
Series 265, Class 2, 9.00%, 3/25/2024	6	6
Series 300, Class 1, PO, 9/25/2024	540	502
Series 329, Class 1, PO, 1/25/2033	91	79
Series 345, Class 6, IO, 5.00%, 12/25/2033 (i)	122	24
Series 365, Class 8, IO, 5.50%, 5/25/2036	467	108
Series 374, Class 5, IO, 5.50%, 8/25/2036	308	72
Series 393, Class 6, IO, 5.50%, 4/25/2037	138	23
Series 383, Class 33, IO, 6.00%, 1/25/2038	305	61
Series 412, Class F2, 2.82%, 8/25/2042 (i)	6,793	6,858
Series 411, Class F1, 2.87%, 8/25/2042 (i)	17,191	17,410
FNMA Trust
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	2,348	2,655
Series 2003-W8, Class 3F1, 2.72%, 5/25/2042 (i)	322	319
Series 2003-W2, Class 2A9, 5.90%, 7/25/2042	551	595
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	911	994
Series 2003-W6, Class 2A4, 5.20%, 9/25/2042	3,732	3,921
Series 2003-W6, Class 3A, 6.50%, 9/25/2042	1,500	1,646
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	1,668	1,868
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	494	547
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	495	558
Series 2004-W15, Class 2AF, 2.57%, 8/25/2044 (i)	1,372	1,363
Series 2005-W3, Class 2AF, 2.54%, 3/25/2045 (i)	11,156	11,108
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	596	644
Series 2006-W2, Class 2A, 3.97%, 11/25/2045 (i)	1,598	1,684

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2006-W2, Class 1AF1, 2.54%, 2/25/2046 (i)	5,187	5,185
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 2.58%, 11/25/2046 (i)	9,655	9,504
GMACM Mortgage Loan Trust
Series 2003-AR2, Class 2A4, 4.66%, 12/19/2033 (i)	1,623	1,629
Series 2003-J8, Class A, 5.25%, 12/25/2033	74	75
Series 2005-AR3, Class 3A4, 3.91%, 6/19/2035 (i)	935	912
GNMA
Series 2008-36, Class AY, 5.00%, 4/16/2023	538	542
Series 1994-7, Class PQ, 6.50%, 10/16/2024	878	922
Series 1999-4, Class ZB, 6.00%, 2/20/2029	925	924
Series 1999-30, Class S, IF, IO, 6.29%, 8/16/2029 (i)	106	1
Series 2002-31, Class SE, IF, IO, 5.19%, 4/16/2030 (i)	813	73
Series 2000-31, Class Z, 9.00%, 10/20/2030	178	206
Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	12	2
Series 2000-35, Class ZA, 9.00%, 11/20/2030	112	130
Series 2002-31, Class S, IF, IO, 6.39%, 1/16/2031 (i)	70	11
Series 2001-6, Class SD, IF, IO, 6.24%, 3/16/2031 (i)	56	11
Series 2001-22, Class PS, IF, 15.02%, 3/17/2031 (i)	488	629
Series 2001-36, Class S, IF, IO, 5.74%, 8/16/2031 (i)	127	28
Series 2001-35, Class SA, IF, IO, 5.94%, 8/16/2031 (i)	139	2
Series 2002-24, Class AG, IF, IO, 5.64%, 4/16/2032 (i)	481	73
Series 2002-24, Class SB, IF, 8.46%, 4/16/2032 (i)	46	50
Series 2002-41, Class SV, IF, 9.00%, 6/16/2032 (i)	16	19
Series 2002-45, Class QE, 6.50%, 6/20/2032	1,907	2,106
Series 2002-47, Class PG, 6.50%, 7/16/2032	565	634
Series 2002-47, Class PY, 6.00%, 7/20/2032	190	208
Series 2002-47, Class ZA, 6.50%, 7/20/2032	983	1,085
Series 2002-52, Class GH, 6.50%, 7/20/2032	660	665
Series 2003-114, Class SH, IF, 10.47%, 11/17/2032 (i)	128	135
Series 2002-75, Class PB, 6.00%, 11/20/2032	1,265	1,364
Series 2010-14, Class AO, PO, 12/20/2032	500	484
Series 2011-43, Class ZQ, 5.50%, 1/16/2033	3,696	4,023
Series 2003-58, Class BE, 6.50%, 1/20/2033	991	1,089
Series 2003-11, Class SK, IF, IO, 5.39%, 2/16/2033 (i)	425	46
Series 2008-29, PO, 2/17/2033	218	211
Series 2003-12, Class SP, IF, IO, 5.40%, 2/20/2033 (i)	222	37
Series 2003-24, PO, 3/16/2033	74	66
Series 2004-87, Class SB, IF, 5.02%, 3/17/2033 (i)	32	32
Series 2003-40, Class TJ, 6.50%, 3/20/2033	1,875	2,061
Series 2003-46, Class TC, 6.50%, 3/20/2033	550	601
Series 2003-25, Class PZ, 5.50%, 4/20/2033	2,105	2,266
Series 2003-46, Class MG, 6.50%, 5/20/2033	728	806
Series 2003-52, Class AP, PO, 6/16/2033	370	311
Series 2003-75, Class ZX, 6.00%, 9/16/2033	1,194	1,293
Series 2003-90, PO, 10/20/2033	59	52
Series 2010-41, Class WA, 5.82%, 10/20/2033 (i)	1,379	1,504
Series 2003-97, Class SA, IF, IO, 4.24%, 11/16/2033 (i)	806	80
Series 2003-112, Class SA, IF, IO, 4.24%, 12/16/2033 (i)	769	96
Series 2004-28, Class S, IF, 13.31%, 4/16/2034 (i)	373	480
Series 2005-7, Class JM, IF, 11.64%, 5/18/2034 (i)	44	49
Series 2004-46, PO, 6/20/2034	668	587
Series 2004-49, Class Z, 6.00%, 6/20/2034	2,516	2,709
Series 2004-73, Class AE, IF, 10.09%, 8/17/2034 (i)	288	309
Series 2010-103, Class WA, 5.72%, 8/20/2034 (i)	745	803
Series 2004-73, Class JL, IF, IO, 4.24%, 9/16/2034 (i)	2,602	337
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (i)	296	309
Series 2004-71, Class SB, IF, 18.17%, 9/20/2034 (i)	296	387
Series 2004-83, Class AP, IF, 9.27%, 10/16/2034 (i)	42	44
Series 2004-89, Class LS, IF, 15.91%, 10/16/2034 (i)	252	318

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2004-90, Class SI, IF, IO, 3.80%, 10/20/2034 (i)	3,844	455
Series 2005-44, Class SP, IF, 7.60%, 10/20/2034 (i)	47	48
Series 2004-96, Class SC, IF, IO, 3.78%, 11/20/2034 (i)	1,977	84
Series 2005-3, Class SK, IF, IO, 4.45%, 1/20/2035 (i)	2,671	283
Series 2005-68, Class DP, IF, 10.87%, 6/17/2035 (i)	1,023	1,121
Series 2008-79, Class CS, IF, 4.50%, 6/20/2035 (i)	1,400	1,414
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	278	62
Series 2005-66, Class SP, IF, 13.13%, 8/16/2035 (i)	150	196
Series 2010-14, Class CO, PO, 8/20/2035	1,631	1,398
Series 2005-65, Class SA, IF, 14.01%, 8/20/2035 (i)	27	26
Series 2005-68, Class KI, IF, IO, 4.00%, 9/20/2035 (i)	5,471	646
Series 2005-72, Class AZ, 5.50%, 9/20/2035	1,694	1,787
Series 2005-82, PO, 10/20/2035	344	290
Series 2010-14, Class BO, PO, 11/20/2035	501	425
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	529	102
Series 2006-20, Class QA, 5.75%, 2/20/2036	320	332
Series 2006-16, Class OP, PO, 3/20/2036	443	394
Series 2006-22, Class AO, PO, 5/20/2036	605	538
Series 2006-38, Class SW, IF, IO, 4.20%, 6/20/2036 (i)	79	4
Series 2006-34, PO, 7/20/2036	88	77
Series 2006-33, Class Z, 6.50%, 7/20/2036	2,523	2,824
Series 2006-38, Class ZK, 6.50%, 8/20/2036	3,361	3,698
Series 2006-59, Class SD, IF, IO, 4.40%, 10/20/2036 (i)	821	124
Series 2006-57, Class PZ, 5.56%, 10/20/2036	1,508	1,582
Series 2006-65, Class SA, IF, IO, 4.50%, 11/20/2036 (i)	1,316	161
Series 2011-22, Class WA, 5.89%, 2/20/2037 (i)	497	547
Series 2007-57, PO, 3/20/2037	1,613	1,431
Series 2007-9, Class CI, IF, IO, 3.90%, 3/20/2037 (i)	1,420	163
Series 2007-17, Class JO, PO, 4/16/2037	783	659
Series 2007-17, Class JI, IF, IO, 4.50%, 4/16/2037 (i)	2,018	290
Series 2007-19, Class SD, IF, IO, 3.90%, 4/20/2037 (i)	799	72
Series 2010-129, Class AW, 6.03%, 4/20/2037 (i)	979	1,053
Series 2007-25, Class FN, 2.61%, 5/16/2037 (i)	568	567
Series 2007-28, Class BO, PO, 5/20/2037	128	107
Series 2007-26, Class SC, IF, IO, 3.90%, 5/20/2037 (i)	1,605	162
Series 2007-27, Class SD, IF, IO, 3.90%, 5/20/2037 (i)	1,553	142
Series 2007-35, PO, 6/16/2037	2,346	2,081
Series 2007-36, Class HO, PO, 6/16/2037	254	224
Series 2007-36, Class SE, IF, IO, 4.16%, 6/16/2037 (i)	1,090	124
Series 2007-36, Class SJ, IF, IO, 3.95%, 6/20/2037 (i)	1,264	112
Series 2007-45, Class QA, IF, IO, 4.34%, 7/20/2037 (i)	1,805	195
Series 2007-40, Class SN, IF, IO, 4.38%, 7/20/2037 (i)	1,793	208
Series 2007-40, Class SD, IF, IO, 4.45%, 7/20/2037 (i)	1,238	148
Series 2007-50, Class AI, IF, IO, 4.47%, 8/20/2037 (i)	454	48
Series 2008-20, PO, 9/20/2037	231	219
Series 2007-53, Class ES, IF, IO, 4.25%, 9/20/2037 (i)	1,221	146
Series 2007-53, Class SW, IF, 13.30%, 9/20/2037 (i)	319	372
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	1,850	209
Series 2008-7, Class SP, IF, 8.80%, 10/20/2037 (i)	219	232
Series 2009-79, Class OK, PO, 11/16/2037	2,525	2,164
Series 2007-74, Class SL, IF, IO, 4.23%, 11/16/2037 (i)	1,346	126
Series 2007-73, Class MI, IF, IO, 3.70%, 11/20/2037 (i)	1,407	148
Series 2007-76, Class SB, IF, IO, 4.20%, 11/20/2037 (i)	2,702	299
Series 2007-67, Class SI, IF, IO, 4.21%, 11/20/2037 (i)	1,571	160
Series 2007-72, Class US, IF, IO, 4.25%, 11/20/2037 (i)	1,231	137
Series 2008-7, Class SK, IF, 13.05%, 11/20/2037 (i)	153	190
Series 2007-79, Class SY, IF, IO, 4.25%, 12/20/2037 (i)	1,905	228
Series 2008-1, PO, 1/20/2038	89	76
Series 2015-137, Class WA, 5.49%, 1/20/2038 (i)	4,968	5,387

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2009-106, Class ST, IF, IO, 3.70%, 2/20/2038 (i)	12,439	1,319
Series 2008-17, IO, 5.50%, 2/20/2038	307	50
Series 2008-33, Class XS, IF, IO, 5.39%, 4/16/2038 (i)	723	104
Series 2008-36, Class SH, IF, IO, 4.00%, 4/20/2038 (i)	1,936	221
Series 2008-40, Class SA, IF, IO, 4.09%, 5/16/2038 (i)	6,466	830
Series 2008-55, Class SA, IF, IO, 3.90%, 6/20/2038 (i)	465	44
Series 2008-50, Class KB, 6.00%, 6/20/2038	955	1,060
Series 2008-60, Class CS, IF, IO, 3.85%, 7/20/2038 (i)	1,671	156
Series 2008-69, Class QD, 5.75%, 7/20/2038	1,655	1,714
Series 2008-71, Class SC, IF, IO, 3.70%, 8/20/2038 (i)	599	48
Series 2012-59, Class WA, 5.57%, 8/20/2038 (i)	2,370	2,596
Series 2008-76, Class US, IF, IO, 3.60%, 9/20/2038 (i)	1,992	233
Series 2008-81, Class S, IF, IO, 3.90%, 9/20/2038 (i)	4,077	368
Series 2009-25, Class SE, IF, IO, 5.30%, 9/20/2038 (i)	862	113
Series 2011-97, Class WA, 6.12%, 11/20/2038 (i)	1,647	1,815
Series 2009-35, Class SN, IF, IO, 4.09%, 12/16/2038 (i)	185	2
Series 2008-93, Class AS, IF, IO, 3.40%, 12/20/2038 (i)	2,065	168
Series 2008-96, Class SL, IF, IO, 3.70%, 12/20/2038 (i)	1,136	89
Series 2008-95, Class DS, IF, IO, 5.00%, 12/20/2038 (i)	3,619	447
Series 2011-163, Class WA, 5.86%, 12/20/2038 (i)	5,519	6,049
Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	478	43
Series 2014-6, Class W, 5.42%, 1/20/2039 (i)	4,609	4,884
Series 2009-6, Class SA, IF, IO, 3.79%, 2/16/2039 (i)	975	108
Series 2009-11, Class SC, IF, IO, 3.84%, 2/16/2039 (i)	1,451	111
Series 2009-10, Class SA, IF, IO, 3.65%, 2/20/2039 (i)	1,653	159
Series 2009-6, Class SH, IF, IO, 3.74%, 2/20/2039 (i)	1,010	79
Series 2009-24, Class DS, IF, IO, 4.00%, 3/20/2039 (i)	337	5
Series 2009-31, Class TS, IF, IO, 4.00%, 3/20/2039 (i)	1,615	105
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	519	115
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	1,182	309
Series 2009-22, Class SA, IF, IO, 3.97%, 4/20/2039 (i)	2,977	274
Series 2009-35, Class ZB, 5.50%, 5/16/2039	13,391	14,508
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	356	71
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	484	109
Series 2009-102, Class SM, IF, IO, 4.09%, 6/16/2039 (i)	1,621	51
Series 2009-43, Class SA, IF, IO, 3.65%, 6/20/2039 (i)	1,608	166
Series 2009-42, Class SC, IF, IO, 3.78%, 6/20/2039 (i)	2,271	229
Series 2009-64, Class SN, IF, IO, 3.79%, 7/16/2039 (i)	2,617	232
Series 2009-72, Class SM, IF, IO, 3.94%, 8/16/2039 (i)	2,485	288
Series 2009-104, Class AB, 7.00%, 8/16/2039	1,424	1,538
Series 2009-81, Class SB, IF, IO, 3.79%, 9/20/2039 (i)	3,947	359
Series 2009-75, Class MN, 5.50%, 9/20/2039	2,753	3,109
Series 2009-106, Class AS, IF, IO, 4.09%, 11/16/2039 (i)	3,189	341
Series 2013-147, Class BE, 4.00%, 12/20/2039	3,874	3,924
Series 2015-91, Class W, 5.24%, 5/20/2040 (i)	4,532	4,847
Series 2013-75, Class WA, 5.19%, 6/20/2040 (i)	1,301	1,393
Series 2011-137, Class WA, 5.56%, 7/20/2040 (i)	2,309	2,513
Series 2010-130, Class CP, 7.00%, 10/16/2040	4,604	5,150
Series 2010-157, Class OP, PO, 12/20/2040	6,122	4,919
Series 2011-75, Class SM, IF, IO, 4.30%, 5/20/2041 (i)	3,162	424
Series 2013-26, Class AK, 4.67%, 9/20/2041 (i)	3,462	3,606
Series 2014-188, Class W, 4.60%, 10/20/2041 (i)	3,765	3,915
Series 2012-141, Class WA, 4.53%, 11/16/2041 (i)	3,615	3,805
Series 2011-157, Class UY, 3.00%, 12/20/2041	1,500	1,417
Series 2012-141, Class WC, 3.72%, 1/20/2042 (i)	3,863	3,913
Series 2012-141, Class WB, 3.98%, 9/16/2042 (i)	2,370	2,417
Series 2014-41, Class W, 4.62%, 10/20/2042 (i)	3,863	3,998
Series 2013-54, Class WA, 4.75%, 11/20/2042 (i)	2,051	2,144

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2013-91, Class WA, 4.49%, 4/20/2043 (i)	2,231	2,266
Series 2012-H24, Class FA, 2.72%, 3/20/2060 (i)	176	176
Series 2012-H24, Class FG, 2.70%, 4/20/2060 (i)	2,793	2,791
Series 2013-H03, Class FA, 2.57%, 8/20/2060 (i)	147	147
Series 2011-H05, Class FB, 2.77%, 12/20/2060 (i)	2,006	2,011
Series 2012-H22, Class FD, 2.74%, 1/20/2061 (i)	9,079	9,080
Series 2011-H06, Class FA, 2.72%, 2/20/2061 (i)	2,684	2,686
Series 2012-H21, Class CF, 2.97%, 5/20/2061 (i)	1,521	1,525
Series 2011-H19, Class FA, 2.74%, 8/20/2061 (i)	2,894	2,898
Series 2012-H26, Class JA, 2.82%, 10/20/2061 (i)	2,271	2,272
Series 2012-H10, Class FA, 2.82%, 12/20/2061 (i)	51,585	51,745
Series 2012-H08, Class FB, 2.87%, 3/20/2062 (i)	8,862	8,897
Series 2013-H07, Class MA, 2.82%, 4/20/2062 (i)	1,538	1,539
Series 2012-H08, Class FS, 2.97%, 4/20/2062 (i)	6,466	6,530
Series 2012-H15, Class FA, 2.72%, 5/20/2062 (i)	585	585
Series 2012-H26, Class MA, 2.82%, 7/20/2062 (i)	1,058	1,059
Series 2012-H18, Class NA, 2.79%, 8/20/2062 (i)	2,013	2,018
Series 2012-H28, Class FA, 2.85%, 9/20/2062 (i)	8,317	8,325
Series 2012-H24, Class FD, 2.86%, 9/20/2062 (i)	1,171	1,171
Series 2012-H27, Class FB, 2.77%, 10/20/2062 (i)	1,492	1,492
Series 2012-H29, Class FA, 2.79%, 10/20/2062 (i)	23,858	23,909
Series 2012-H24, Class FE, 2.87%, 10/20/2062 (i)	2,405	2,408
Series 2013-H02, Class HF, 2.57%, 11/20/2062 (i)	347	346
Series 2013-H01, Class FA, 1.65%, 1/20/2063	18,543	18,244
Series 2013-H01, Class JA, 2.59%, 1/20/2063 (i)	10,294	10,271
Series 2013-H04, Class SA, 2.69%, 2/20/2063 (i)	1,991	1,992
Series 2013-H08, Class FC, 2.72%, 2/20/2063 (i)	11,953	11,965
Series 2013-H07, Class HA, 2.68%, 3/20/2063 (i)	8,823	8,823
Series 2013-H09, Class HA, 1.65%, 4/20/2063	8,351	8,170
Series 2013-H14, Class FG, 2.74%, 5/20/2063 (i)	2,406	2,409
Series 2013-H14, Class FC, 2.74%, 6/20/2063 (i)	2,576	2,580
Series 2014-H01, Class FD, 2.92%, 1/20/2064 (i)	17,567	17,677
Series 2014-H05, Class FA, 2.96%, 2/20/2064 (i)	11,781	11,910
Series 2014-H06, Class HB, 2.92%, 3/20/2064 (i)	4,000	4,023
Series 2014-H09, Class TA, 2.87%, 4/20/2064 (i)	12,568	12,629
Series 2014-H10, Class TA, 2.87%, 4/20/2064 (i)	18,191	18,329
Series 2014-H11, Class VA, 2.77%, 6/20/2064 (i)	21,224	21,306
Series 2014-H15, Class FA, 2.77%, 7/20/2064 (i)	20,198	20,275
Series 2014-H17, Class FC, 2.77%, 7/20/2064 (i)	15,274	15,332
Series 2014-H19, Class FE, 2.74%, 9/20/2064 (i)	19,566	19,611
Series 2014-H20, Class LF, 2.87%, 10/20/2064 (i)	7,858	7,893
Series 2015-H02, Class FB, 2.77%, 12/20/2064 (i)	10,007	10,033
Series 2015-H03, Class FA, 2.77%, 12/20/2064 (i)	9,598	9,619
Series 2015-H07, Class ES, 2.58%, 2/20/2065 (i)	13,876	13,900
Series 2015-H05, Class FC, 2.75%, 2/20/2065 (i)	33,151	33,246
Series 2015-H06, Class FA, 2.75%, 2/20/2065 (i)	19,804	19,849
Series 2015-H08, Class FC, 2.75%, 3/20/2065 (i)	47,627	47,760
Series 2015-H10, Class FC, 2.75%, 4/20/2065 (i)	38,432	38,545
Series 2015-H12, Class FA, 2.75%, 5/20/2065 (i)	23,163	23,228
Series 2015-H15, Class FD, 2.71%, 6/20/2065 (i)	11,347	11,363
Series 2015-H15, Class FJ, 2.71%, 6/20/2065 (i)	16,399	16,421
Series 2015-H18, Class FA, 2.72%, 6/20/2065 (i)	16,441	16,461
Series 2015-H16, Class FG, 2.71%, 7/20/2065 (i)	20,079	20,106
Series 2015-H16, Class FL, 2.71%, 7/20/2065 (i)	26,109	26,147
Series 2015-H20, Class FA, 2.74%, 8/20/2065 (i)	16,722	16,765
Series 2015-H26, Class FG, 2.79%, 10/20/2065 (i)	5,074	5,098
Series 2015-H32, Class FH, 2.93%, 12/20/2065 (i)	11,246	11,362
Series 2016-H07, Class FA, 3.02%, 3/20/2066 (i)	49,649	50,332

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2016-H07, Class FB, 3.02%, 3/20/2066 (i)	12,527	12,699
Series 2016-H11, Class FD, 3.06%, 5/20/2066 (i)	24,039	24,211
Series 2016-H26, Class FC, 3.27%, 12/20/2066 (i)	17,452	17,828
Series 2017-H08, Class XI, IO, 2.08%, 3/20/2067 (i)	79,437	9,874
Series 2017-H14, Class XI, IO, 1.61%, 6/20/2067 (i)	63,091	6,069
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	36,593	35,817
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, 2.71%, 6/25/2034 (b)(i)	511	491
Series 2005-RP2, Class 1AF, 2.66%, 3/25/2035 (b)(i)	935	874
Series 2005-RP3, Class 1AS, IO, 2.24%, 9/25/2035 ‡ (b)(i)	4,278	286
Series 2005-RP3, Class 1AF, 2.66%, 9/25/2035 (b)(i)	5,803	5,192
GSR Mortgage Loan Trust
Series 2003-6F, Class A2, 2.71%, 9/25/2032 (i)	46	46
Series 2003-3F, Class 4A3, 5.75%, 4/25/2033	204	208
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	869	885
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	529	561
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	649	661
Series 2005-5F, Class 8A3, 2.81%, 6/25/2035 (i)	250	239
Series 2005-AR6, Class 3A1, 3.92%, 9/25/2035 (i)	75	75
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	1,155	1,204
Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	595	681
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	3,119	2,604
Headlands Residential LLC
Series 2017-RPL1, Class A, 3.88%, 8/25/2022 (b)(f)	38,825	38,390
4.25%, 6/25/2023 (i)	18,838	18,743
Impac CMB Trust Series 2005-4, Class 2A1, 2.92%, 5/25/2035 (i)	1,044	1,025
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	694	718
Impac Secured Assets Corp. Series 2004-3, Class 1A4, 3.11%, 11/25/2034 (i)	2	2
Impac Secured Assets Trust
Series 2006-1, Class 2A1, 2.66%, 5/25/2036 (i)	3,461	3,395
Series 2006-2, Class 2A1, 2.66%, 8/25/2036 (i)	3,448	3,341
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A3, 4.61%, 11/25/2033 (i)	3,117	3,190
Series 2004-A3, Class 4A1, 4.52%, 7/25/2034 (i)	210	214
Series 2006-A3, Class 6A1, 4.11%, 8/25/2034 (i)	759	753
Series 2006-A2, Class 4A1, 4.48%, 8/25/2034 (i)	5,835	5,877
Series 2004-A4, Class 1A1, 4.64%, 9/25/2034 (i)	409	418
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	76	76
Series 2005-A1, Class 3A4, 4.33%, 2/25/2035 (i)	1,037	1,061
Series 2007-A1, Class 5A1, 4.18%, 7/25/2035 (i)	694	711
Series 2007-A1, Class 5A2, 4.18%, 7/25/2035 (i)	278	286
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.77%, 4/25/2036 (i)	483	436
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	335	311
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	2,968	2,109
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.66%, 4/21/2034 (i)	1,488	1,524
Series 2004-3, Class 4A2, 3.67%, 4/25/2034 (i)	423	382
Series 2004-15, Class 3A1, 4.63%, 12/25/2034 (i)	344	331
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	21	20
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	59	60
Series 2005-6, Class 3A1, 5.50%, 11/25/2020	303	289
Series 2003-9, Class 2A1, 6.00%, 12/25/2033	286	293
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	224	228
Series 2004-3, Class 3A1, 6.00%, 4/25/2034	1,831	1,901
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	428	444
Series 2004-6, Class 30PO, PO, 7/25/2034 ‡	267	222
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	177	180
Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	218	182
MASTR Asset Securitization Trust
Series 2003-11, Class 3A1, 4.50%, 12/25/2018	2	2

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2004-4, Class 3A1, 4.50%, 4/25/2019	1		1
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	2		2
Series 2004-8, PO, 8/25/2019 ‡	3		3
Series 2004-8, Class 1A1, 4.75%, 8/25/2019	12		12
Series 2004-9, Class 5A1, 5.25%, 9/25/2019	27		27
Series 2003-12, Class 30PO, PO, 12/25/2033 ‡	34		32
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	91		91
Series 2004-4, Class 1A6, 5.25%, 12/26/2033	480		490
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (b)	210		210
Series 2004-1, Class 30PO, PO, 2/25/2034 ‡	20		16
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A1F, 2.66%, 5/25/2035 (b)(i)	8,025		6,484
Series 2006-2, Class 1A1, 4.40%, 5/25/2036 (b)(i)	969		867
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035 (b)	263		213
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 2.93%, 10/25/2028 (i)	898		892
Series 2003-F, Class A1, 2.95%, 10/25/2028 (i)	1,924		1,897
Series 2004-A, Class A1, 2.77%, 4/25/2029 (i)	350		343
Series 2004-C, Class A2, 3.10%, 7/25/2029 (i)	617		606
Series 2003-A5, Class 2A6, 4.41%, 8/25/2033 (i)	418		431
Series 2004-A4, Class A2, 4.08%, 8/25/2034 (i)	830		849
Series 2004-1, Class 2A1, 4.14%, 12/25/2034 (i)	859		858
Series 2005-A2, Class A1, 3.54%, 2/25/2035 (i)	1,292		1,306
Merrill Lynch Mortgage-Backed Securities Trust Series 2007-3, Class 1A3, 3.12%, 6/25/2037 (i)	1,156		1,138
ML Trust XLVII Series 47, Class Z, 8.99%, 10/20/2020 ‡	1		1
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 4A, 3.50%, 10/25/2019 (i)	186		176
Series 2004-3, Class 4A, 5.64%, 4/25/2034 (i)	1,820		1,922
MRFC Mortgage Pass-Through Trust
Series 2000-TBC2, Class A1, 2.79%, 6/15/2030 (i)	2,145		2,103
Series 2000-TBC3, Class A1, 2.75%, 12/15/2030 (i)	482		465
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b)(i)	540		526
NCUA Guaranteed Notes Trust
Series 2010-R3, Class 3A, 2.40%, 12/8/2020	929		926
Series 2010-R3, Class 1A, 2.88%, 12/8/2020 (i)	11,315		11,355
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	69		70
Series 2003-A1, Class A1, 5.50%, 5/25/2033	78		79
Series 2003-A1, Class A2, 6.00%, 5/25/2033	178		179
PaineWebber CMO Trust Series P, Class 4, 8.50%, 8/1/2019	—	(j)	—	(j)
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	703		735
Prog 2018-jpm 7/24/2023 ‡	50,000		50,000
Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1, 3.90%, 5/25/2035 (i)	221		217
RALI Trust
Series 2002-QS8, Class A5, 6.25%, 6/25/2017	13		10
Series 2002-QS16, Class A3, IF, 11.78%, 10/25/2017 (i)	1		1
Series 2003-QS3, Class A2, IF, 11.41%, 2/25/2018 ‡ (i)	3		3
Series 2003-QS9, Class A3, IF, IO, 5.24%, 5/25/2018 ‡ (i)	9		—	(j)
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	1		—	(j)
Series 2003-QS12, Class A2A, IF, IO, 5.29%, 6/25/2018 ‡ (i)	3		—	(j)
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	31		31
Series 2003-QS18, Class A1, 5.00%, 9/25/2018	12		12
Series 2005-QA6, Class A32, 5.00%, 5/25/2035 (i)	1,134		890
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	156		145
RBSSP Resecuritization Trust
Series 2009-12, Class 1A1, 5.53%, 11/25/2033 (b)(i)	1,955		2,004
Series 2009-1, Class 1A1, 6.50%, 2/26/2036 (b)(i)	1,977		2,051
Reperforming Loan REMIC Trust Series 2005-R1, Class 2APO, PO, 3/25/2035 ‡ (b)	67		57

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Residential Asset Securitization Trust
Series 2003-A8, Class A5, 4.25%, 10/25/2018	30	30
Series 2003-A14, Class A1, 4.75%, 2/25/2019	2	2
Series 2005-A2, Class A4, IF, IO, 2.74%, 3/25/2035 ‡ (i)	6,603	358
Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	625	599
RFMSI Trust Series 2005-SA4, Class 1A1, 4.00%, 9/25/2035 (i)	345	310
SART 4.75%, 7/15/2024	77,706	77,779
Seasoned Loans Structured Transaction Series 2018-1, Class A1, 3.50%, 6/25/2028	19,143	19,138
Sequoia Mortgage Trust
Series 2004-8, Class A1, 3.00%, 9/20/2034 (i)	970	951
Series 2004-8, Class A2, 3.25%, 9/20/2034 (i)	1,430	1,418
Series 2004-10, Class A1A, 2.92%, 11/20/2034 (i)	417	412
Series 2004-11, Class A1, 2.90%, 12/20/2034 (i)	1,295	1,270
Series 2004-12, Class A3, 2.82%, 1/20/2035 (i)	1,072	1,000
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 2.96%, 10/19/2034 (i)	1,279	1,257
Series 2005-AR5, Class A3, 2.80%, 7/19/2035 (i)	4,433	4,356
Structured Asset Securities Corp.
Series 2003-37A, Class 2A, 4.42%, 12/25/2033 (i)	1,330	1,335
Series 2004-4XS, Class 1A5, 5.22%, 2/25/2034 (f)	1,863	1,871
Series 2005-RF3, Class 1A, 2.66%, 6/25/2035 (b)(i)	697	627
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	1,810	1,841
Series 2003-34A, Class 3A3, 4.27%, 11/25/2033 (i)	382	382
Series 2004-5H, Class A4, 5.54%, 12/25/2033	3,369	3,441
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 2.95%, 9/25/2043 (i)	2,889	2,866
Series 2004-4, Class 3A, 3.59%, 12/25/2044 (i)	2,405	2,410
Vendee Mortgage Trust
Series 1993-1, Class ZB, 7.25%, 2/15/2023	2,075	2,212
Series 1994-1, Class 1, 5.30%, 2/15/2024 (i)	646	669
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	1,653	1,739
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	972	1,056
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	446	484
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	1,437	1,568
Series 1998-1, Class 2E, 7.00%, 3/15/2028	918	1,010
WaMu Mortgage Pass-Through Certificates Series 2003-S4, Class 2A10, IF, 11.10%, 6/25/2033 (i)	190	204
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-CB2, Class 5A, 5.00%, 7/25/2019	31	31
Series 2004-CB2, Class 7A, 5.50%, 8/25/2019	44	44
Series 2003-S1, Class A5, 5.50%, 4/25/2033	738	755
Series 2003-AR7, Class A7, 4.15%, 8/25/2033 (i)	681	698
Series 2003-AR9, Class 1A6, 4.33%, 9/25/2033 (i)	3,985	4,072
Series 2003-AR9, Class 2A, 4.41%, 9/25/2033 (i)	742	752
Series 2003-S9, Class P, PO, 10/25/2033 ‡	29	26
Series 2003-AR11, Class A6, 4.32%, 10/25/2033 (i)	2,256	2,277
Series 2003-S9, Class A8, 5.25%, 10/25/2033	2,878	2,906
Series 2004-RS2, Class A4, 5.00%, 11/25/2033	470	472
Series 2004-AR3, Class A1, 3.96%, 6/25/2034 (i)	1,094	1,111
Series 2004-AR3, Class A2, 3.96%, 6/25/2034 (i)	1,405	1,427
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	2,987	3,101
Series 2004-S3, Class 1A5, 5.00%, 7/25/2034	385	387
Series 2006-AR10, Class 2P, 3.99%, 9/25/2036 ‡ (i)	98	82
Series 2006-AR8, Class 1A2, 3.91%, 8/25/2046 (i)	581	545
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class CP, PO, 3/25/2035 ‡	105	83
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	862	850
Series 2005-2, Class 2A3, IF, IO, 2.69%, 4/25/2035 ‡ (i)	2,101	175
Series 2005-2, Class 1A4, IF, IO, 2.74%, 4/25/2035 ‡ (i)	6,672	519
Series 2005-4, Class CB7, 5.50%, 6/25/2035	2,424	2,324

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	2,387	450
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	456	435
Series 2006-1, Class 3A2, 5.75%, 2/25/2036	176	165
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033 ‡	4	3
Wells Fargo Alternative Loan Trust
Series 2003-1, Class APO, PO, 9/25/2033 ‡	81	73
Series 2007-PA3, Class 1A2, 5.75%, 7/25/2037	192	177
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1, 4.69%, 11/25/2033 (i)	1,473	1,494
Series 2003-K, Class 1A2, 4.69%, 11/25/2033 (i)	56	57
Series 2003-L, Class 2A1, 4.78%, 11/25/2033 (i)	205	204
Series 2004-B, Class A1, 4.01%, 2/25/2034 (i)	465	469
Series 2004-4, Class A9, 5.50%, 5/25/2034	367	370
Series 2004-I, Class 1A1, 4.56%, 7/25/2034 (i)	2,056	2,101
Series 2004-S, Class A1, 4.60%, 9/25/2034 (i)	1,874	1,917
Series 2004-P, Class 2A1, 4.64%, 9/25/2034 (i)	4,899	5,026
Series 2004-V, Class 1A1, 4.45%, 10/25/2034 (i)	740	751
Series 2004-V, Class 1A2, 4.45%, 10/25/2034 (i)	949	979
Series 2004-EE, Class 2A1, 4.48%, 12/25/2034 (i)	931	948
Series 2004-EE, Class 2A2, 4.48%, 12/25/2034 (i)	633	651
Series 2004-EE, Class 3A1, 4.53%, 12/25/2034 (i)	1,327	1,374
Series 2004-EE, Class 3A2, 4.53%, 12/25/2034 (i)	433	449
Series 2005-AR3, Class 1A1, 4.46%, 3/25/2035 (i)	8,388	8,620
Series 2005-AR8, Class 2A1, 4.31%, 6/25/2035 (i)	1,020	1,048
Series 2005-14, Class 2APO, PO, 12/25/2035 ‡	77	68
Series 2005-14, Class 1A1, 5.50%, 12/25/2035	555	569
Series 2007-7, Class A7, 6.00%, 6/25/2037	195	193
Series 2007-11, Class A14, 6.00%, 8/25/2037	1,178	1,148

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,547,278)		2,549,241

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.3%
20 Times Square Trust
Series 2018-20TS, Class D, 3.20%, 5/15/2035 ‡ (b)(i)	21,000	19,937
Series 2018-20TS, Class E, 3.20%, 5/15/2035 (b)(i)	13,399	12,304
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030 (b)	7,026	6,946
Series 2014-520M, Class C, 4.35%, 8/15/2046 ‡ (b)(i)	7,700	6,984
BAMLL Re-REMIC Trust
Series 2016-FR16, Class A, 0.95%, 5/27/2021 (b)(i)	27,564	25,489
Series 2014-FRR5, Class AK30, PO, 6/27/2045 (b)	3,200	2,539
Series 2016-FR13, Class A, 1.66%, 8/27/2045 (b)(i)	9,619	8,449
Series 2015-FR11, Class AK25, 2.68%, 9/27/2045 (b)(i)	7,484	6,938
Series 2014-FRR5, Class A714, PO, 1/27/2047 (b)	16,252	14,779
Banc of America Commercial Mortgage Trust Series 2006-5, Class XC, IO, 0.79%, 9/10/2047 ‡ (b)(i)	4,797	—	(j)
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-5, Class XC, IO, 0.04%, 10/10/2045 ‡ (b)(i)	21,871	—	(j)
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 6/5/2030 (b)	4,949	4,857
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	46,923	45,938
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class X1, IO, 0.51%, 12/11/2038 ‡ (b)(i)	5,649	17
Series 2007-T26, Class X1, IO, 0.02%, 1/12/2045 ‡ (b)(i)	106,015	52
BXMT Ltd. Series 2017-FL1, Class D, 5.00%, 6/15/2035 ‡ (b)(i)	20,740	20,895
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 0.93%, 12/11/2049 (b)(i)	692	8
CD Mortgage Trust Series 2006-CD3, Class XS, IO, 0.78%, 10/15/2048 ‡ (b)(i)	25,216	244
COBALT CMBS Commercial Mortgage Trust Series 2006-C1, IO, 1.02%, 8/15/2048 ‡ (i)	7,153	106
Commercial Mortgage Trust
Series 2014-PAT, Class A, 3.11%, 8/13/2027 (b)(i)	7,748	7,746
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	4,484	4,654

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
Series 2014-TWC, Class A, 3.16%, 2/13/2032 (b)(i)	10,196	10,193
Series 2014-TWC, Class B, 3.91%, 2/13/2032 ‡ (b)(i)	2,850	2,850
Series 2018-HOME, Class A, 3.94%, 4/10/2033 (b)(i)	53,745	53,102
Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (b)(i)	6,150	6,015
Series 2006-GG7, Class AM, 5.86%, 7/10/2038 (i)	740	740
Series 2012-CR2, Class XA, IO, 1.81%, 8/15/2045 ‡ (i)	24,277	1,199
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	13,800	13,897
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	9,250	9,208
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	17,593	17,558
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.10%, 1/15/2049 ‡ (b)(i)	22,064	—	(j)
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class UESA, 4.03%, 10/15/2032 (b)	29,490	29,357
Series 2017-CX10, Class UESC, 4.38%, 10/15/2032‡ (b)(i)	4,929	4,844
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (b)	2,600	2,608
Series 2014-USA, Class D, 4.37%, 9/15/2037 (b)	16,830	16,023
DBUBS Mortgage Trust Series 2011-LC2A, Class XA, IO, 1.25%, 7/10/2044 ‡ (b)(i)	20,307	421
DBWF Mortgage Trust Series 2015-LCM, Class A2, 3.54%, 6/10/2034 (b)(i)	4,000	3,842
FHLMC Multifamily Structured Pass-Through Certificates
Series KJ02, Class A2, 2.60%, 9/25/2020	2,225	2,209
Series KJ09, Class A2, 2.84%, 9/25/2022	21,382	21,101
Series KS01, Class A2, 2.52%, 1/25/2023	14,000	13,677
Series KSMC, Class A2, 2.62%, 1/25/2023	41,500	40,544
Series K038, Class A2, 3.39%, 3/25/2024	20,914	20,992
Series K731, Class AM, 3.60%, 2/25/2025 (i)	32,000	32,410
Series KPLB, Class A, 2.77%, 5/25/2025	2,314	2,229
Series KJ17, Class A2, 2.98%, 11/25/2025	30,043	29,496
Series K052, Class A2, 3.15%, 11/25/2025	23,597	23,268
Series K061, Class AM, 3.44%, 11/25/2026 (i)	20,000	19,797
Series K065, Class A2, 3.24%, 4/25/2027	21,719	21,195
Series K065, Class AM, 3.33%, 5/25/2027	11,657	11,392
Series K066, Class A2, 3.12%, 6/25/2027	8,171	7,896
Series K069, Class A2, 3.19%, 9/25/2027 (i)	48,115	46,630
Series K070, Class A2, 3.30%, 11/25/2027 (i)	17,323	16,909
Series K072, Class A2, 3.44%, 12/25/2027	14,689	14,489
Series K072, Class AM, 3.50%, 12/25/2027 (i)	19,000	18,796
Series K073, Class A2, 3.35%, 1/25/2028	33,492	32,865
Series W5FX, Class AFX, 3.34%, 4/25/2028 (i)	21,769	21,188
Series K077, Class A2, 3.85%, 5/25/2028 (i)	33,800	34,332
Series K081, Class A2, 3.90%, 8/25/2028 (i)	36,095	36,749
Series K082, Class A2, 3.92%, 9/25/2028 (i)	29,701	30,287
Series K082, Class AM, 3.92%, 9/25/2028 (i)	12,035	12,233
FNMA ACES
Series 2012-M11, Class FA, 2.78%, 8/25/2019 (i)	1,740	1,738
Series 2010-M1, Class A2, 4.45%, 9/25/2019	9,096	9,147
Series 2010-M3, Class A3, 4.33%, 3/25/2020 (i)	3,870	3,906
Series 2010-M7, Class A2, 3.66%, 11/25/2020	1,928	1,938
Series 2011-M1, Class A3, 3.76%, 6/25/2021	6,242	6,324
Series 2011-M8, Class A2, 2.92%, 8/25/2021	5,551	5,521
Series 2014-M12, Class ASV2, 2.61%, 10/25/2021 (i)	21,795	21,525
Series 2013-M9, Class A2, 2.39%, 1/25/2023 (i)	9,272	8,998
Series 2013-M13, Class A2, 2.63%, 4/25/2023 (i)	3,114	3,048
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (i)	16,876	17,003
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (i)	24,000	24,218
Series 2014-M9, Class A2, 3.10%, 7/25/2024 (i)	3,280	3,248
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (i)	11,740	11,538
Series 2015-M1, Class A2, 2.53%, 9/25/2024	12,039	11,528
Series 2015-M3, Class A2, 2.72%, 10/25/2024	30,000	28,992

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
Series 2015-M7, Class A2, 2.59%, 12/25/2024	7,298	6,994
Series 2015-M2, Class A3, 3.15%, 12/25/2024 (i)	11,565	11,417
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (i)	10,000	9,735
Series 2016-M1, Class A2, 2.94%, 1/25/2026 (i)	64,822	62,608
Series 2016-M11, Class A2, 2.37%, 7/25/2026 (i)	96,850	88,999
Series 2017-M3, Class A2, 2.57%, 12/25/2026 (i)	57,625	53,164
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (i)	57,555	55,578
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (i)	33,600	32,161
Series 2017-M12, Class A2, 3.18%, 6/25/2027 (i)	44,413	42,657
Series 2018-M4, Class A2, 3.14%, 3/25/2028 (i)	25,707	24,443
Series 2018-M9, Class APT2, 3.23%, 4/25/2028 (i)	97,843	94,638
Series 2018-M8, Class A2, 3.44%, 6/25/2028 (i)	35,260	34,475
Series 2018-M10, Class A2, 3.50%, 7/25/2028 (i)	45,168	44,434
Series 2017-M5, Class A2, 3.30%, 4/25/2029 (i)	8,018	7,659
Series 2017-M11, Class A2, 2.98%, 8/25/2029	14,669	13,693
Series 2018-M3, Class A2, 3.19%, 2/25/2030 (i)	17,874	16,702
FNMA Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	47,096	43,935
FREMF Mortgage Trust
Series 2017-K727, Class B, 3.87%, 7/25/2024 (b)(i)	27,500	26,962
Series 2015-K45, Class B, 3.71%, 4/25/2048 (b)(i)	11,025	10,794
Series 2015-K47, Class B, 3.71%, 6/25/2048 (b)(i)	5,000	4,848
Series 2015-K51, Class B, 4.09%, 10/25/2048 (b)(i)	10,000	9,862
Series 2016-K56, Class B, 4.07%, 6/25/2049 (b)(i)	8,451	8,242
Series 2016-K722, Class B, 3.97%, 7/25/2049 (b)(i)	21,565	21,572
Series 2017-K67, Class B, 4.08%, 9/25/2049 (b)(i)	8,500	8,241
Series 2017-K729, Class B, 3.80%, 11/25/2049 (b)(i)	8,000	7,722
GS Mortgage Securities Corp. II Series 2013-KING, Class A, 2.71%, 12/10/2027 (b)	9,957	9,895
GS Mortgage Securities Corp. Trust Series 2012-SHOP, Class XA, IO, 1.44%, 6/5/2031 ‡ (b)(i)	67,725	221
GS Mortgage Securities Trust
Series 2006-GG8, Class X, IO, 1.09%, 11/10/2039 ‡ (b)(i)	13,787	100
Series 2011-GC5, Class D, 5.56%, 8/10/2044 ‡ (b)(i)	825	805
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (b)	36,250	35,814
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.03%, 8/12/2037 ‡ (b)(i)	58,230	14
Series 2006-CB15, Class X1, IO, 0.39%, 6/12/2043 ‡ (i)	31,873	38
Series 2005-LDP5, Class X1, IO, 0.00%, 12/15/2044 ‡ (b)(i)	4,319	—	(j)
Series 2006-LDP9, Class A3SF, 2.46%, 5/15/2047 (i)	1,229	1,228
Series 2006-LDP9, Class AMS, 5.34%, 5/15/2047	3,587	3,586
Series 2007-LD12, Class X, IO, 0.00%, 2/15/2051 ‡ (i)	14,292	—	(j)
JPMCC Re-REMIC Trust
Series 2015-FRR2, Class AK36, 2.58%, 12/27/2046 (b)(i)	14,000	12,358
Series 2014-FRR1, Class BK10, 2.51%, 11/27/2049 (b)(i)	2,900	2,771
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	8,924	8,867
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class XW, IO, 0.37%, 2/15/2040 ‡ (i)	5,360	—	(j)
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.80%, 12/12/2049 ‡ (b)(i)	6,045	—	(j)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3, 3.67%, 2/15/2047	18,000	18,072
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class X1, IO, 0.75%, 12/15/2043 ‡ (b)(i)	7,701	—	(j)
Series 2007-HQ11, Class X, IO, 0.53%, 2/12/2044 ‡ (b)(i)	4,590	8
Series 2007-IQ13, Class X, IO, 0.62%, 3/15/2044 ‡ (b)(i)	7,332	19
Series 2007-HQ13, Class X1, IO, 0.00%, 12/15/2044 ‡ (b)(i)	4,087	—	(j)
Series 2012-C4, Class A3, 2.99%, 3/15/2045	3,721	3,706
Series 2011-C3, Class A3, 4.05%, 7/15/2049	4,017	4,030
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class B, 0.25%, 7/27/2049 ‡ (b)	1,098	1,032
Series 2012-IO, Class AXA, 1.00%, 3/27/2051 (b)	305	304

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
PFP Ltd. (Cayman Islands)
Series 2017-3, Class B, 4.05%, 1/14/2035 ‡ (b)(i)	3,462	3,462
Series 2017-3, Class C, 4.80%, 1/14/2035 ‡ (b)(i)	4,000	4,005
RBS Commercial Funding, Inc. Trust
Series 2013-SMV, Class A, 3.26%, 3/11/2031 (b)	4,450	4,356
Series RR Trust Series 2014-1, Class B, PO, 5/25/2047 (b)	8,260	5,734
TPG Real Estate Finance Ltd. (Cayman Islands)
Series 2018-FL1, Class AS, 3.25%, 2/15/2035 (b)(i)	9,000	8,978
Series 2018-FL1, Class C, 4.20%, 2/15/2035 ‡ (b)(i)	13,000	13,020
UBS Commercial Mortgage Trust Series 2012-C1, Class XA, IO, 2.25%, 5/10/2045 (b)(i)	13,997	780
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	15,527	15,439
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	2,357	2,330
Series 2012-C2, Class XA, IO, 1.48%, 5/10/2063 ‡ (b)(i)	47,116	1,807
Series 2012-C2, Class A4, 3.53%, 5/10/2063	9,327	9,314
VNDO Mortgage Trust
Series 2013-PENN, Class A, 3.81%, 12/13/2029 (b)	30,750	30,986
Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (b)	11,148	10,936
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24, Class XC, IO, 0.10%, 3/15/2045 ‡ (b)(i)	35,455	—	(j)
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A, 2.80%, 3/18/2028 (b)(i)	13,452	13,333
Series 2015-C30, Class A4, 3.66%, 9/15/2058	8,751	8,685
Wells Fargo Re-REMIC Trust
Series 2013-FRR1, Class AK20, PO, 5/27/2045 (b)	8,000	6,727
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044 (b)	9,206	9,380
Series 2013-C11, Class D, 4.41%, 3/15/2045 ‡ (b)(i)	2,500	2,416
Series 2012-C6, Class A4, 3.44%, 4/15/2045	9,327	9,321

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,076,224)		2,035,507

U.S. GOVERNMENT AGENCY SECURITIES — 2.2%
FHLB 5.50%, 7/15/2036	9,865	12,319
FNMA 1.85%, 10/9/2019 (a)	57,500	56,149
DN, 4.00%, 5/15/2030 (a)	8,071	5,385
Government Trust Certificate 2.60%, 4/1/2019 (a)	11,944	11,833
Resolution Funding Corp. STRIPS
1.71%, 10/15/2019 (a)	108,649	106,038
1.92%, 7/15/2020 (a)	225,211	215,021
1.99%, 10/15/2020 (a)	50,759	48,176
1.58%, 1/15/2021 (a)	47,400	44,556
DN, 2.95%, 1/15/2026 (a)	12,675	10,081
DN, 2.77%, 10/15/2027 (a)	11,275	8,383
DN, 2.91%, 1/15/2030 (a)	30,700	20,903
DN, 3.16%, 4/15/2030 (a)	18,250	12,324
Tennessee Valley Authority 5.88%, 4/1/2036	21,937	27,668
5.50%, 6/15/2038	493	609
4.63%, 9/15/2060	4,157	4,740
4.25%, 9/15/2065	2,604	2,773
Tennessee Valley Authority STRIPS
4.73%, 5/1/2019 (a)	10,762	10,637
DN, 3.88%, 11/1/2025 (a)	17,495	13,899
DN, 5.07%, 7/15/2028 (a)	3,119	2,207
DN, 3.48%, 12/15/2028 (a)	3,500	2,434
DN, 4.63%, 6/15/2035 (a)	2,242	1,172

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $629,023)		617,307

FOREIGN GOVERNMENT SECURITIES — 0.9%
Israel Government AID Bond (Israel)
2.50%, 11/1/2019 (a)	3,000	2,922
4.09%, 11/1/2023 (a)	3,587	3,085
5.50%, 12/4/2023	7,240	8,066
3.18%, 8/15/2024 (a)	3,305	2,765
1.98%, 11/1/2024 (a)	5,000	4,154
2.93%, 11/1/2024 (a)	68,521	56,959
3.28%, 11/1/2024 (a)	21,968	18,237
2.06%, 11/15/2024 (a)	2,517	2,090
3.34%, 5/15/2025 (a)	14,763	12,018
3.26%, 8/15/2025 (a)	23,876	19,240
2.18%, 11/15/2025 (a)	4,000	3,197
3.40%, 11/15/2025 (a)	14,275	11,411
2.32%, 8/15/2026 (a)	17,300	13,348
4.45%, 11/15/2026 (a)	2,242	1,715
5.50%, 9/18/2033	6,771	8,320
Republic of Colombia (Colombia)
4.00%, 2/26/2024	6,987	6,851
4.50%, 1/28/2026	3,811	3,788
7.38%, 9/18/2037	1,400	1,672
5.63%, 2/26/2044	941	953

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — continued
5.00%, 6/15/2045 (e)	3,979	3,717
Republic of Panama (Panama) 4.50%, 4/16/2050	5,100	4,735
Republic of Peru (Peru) 5.63%, 11/18/2050 (e)	737	834
Republic of South Africa (South Africa) 5.88%, 9/16/2025	3,502	3,480
United Mexican States (Mexico)
3.60%, 1/30/2025	7,166	6,783
4.13%, 1/21/2026	5,155	4,977
3.75%, 1/11/2028 (e)	22,959	21,226
4.75%, 3/8/2044 (e)	3,906	3,441
5.55%, 1/21/2045	12,227	12,028
4.60%, 1/23/2046 (e)	2,862	2,461
4.35%, 1/15/2047 (e)	4,228	3,514
4.60%, 2/10/2048	1,928	1,658
5.75%, 10/12/2110 (e)	5,118	4,693

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $264,733)		254,338

MUNICIPAL BONDS — 0.3% (m)
California — 0.0% (c)
General Obligation — 0.0% (c)
State of California, Various Purpose GO, 7.30%, 10/1/2039	2,400	3,264

Transportation — 0.0% (c)
Los Angeles City Department of Airports, International Airport Series C, Rev., 6.58%, 5/15/2039	3,060	3,737

Total California		7,001

New York — 0.2%
Other Revenue — 0.0% (c)
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series D, Rev., 5.60%, 3/15/2040	2,240	2,605

Transportation — 0.2%
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	10,965	12,846
Series 165, Rev., 5.65%, 11/1/2040	3,780	4,438
Series 174, Rev., 4.46%, 10/1/2062	17,925	17,681

		34,965

Total New York		37,570

Ohio — 0.1%
Education — 0.0% (c)
Ohio State University, General Receipts
Series A, Rev., 4.05%, 12/1/2056	3,478	3,268
Series A, Rev., 4.80%, 6/1/2111	9,576	9,793
Rev., 5.59%, 12/1/2114	1,000	1,065

		14,126

Utility — 0.1%
American Municipal Power, Inc., Meldahl Hydroelectric Project
Series B, Rev., 7.50%, 2/15/2050	11,725	16,337

Total Ohio		30,463

TOTAL MUNICIPAL BONDS (Cost $68,256)		75,034

SUPRANATIONAL — 0.1%
African Development Bank (Supranational) 8.80%, 9/1/2019 (Cost $24,638)	23,640	24,627

	Shares (000)
SHORT-TERM INVESTMENTS — 1.2%
INVESTMENT COMPANIES — 1.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.30% (n)(o) (Cost $348,121)	348,086	348,121

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.2%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.40% (n)(o)	33,002	33,002
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.16% (n)(o)	21,675	21,675

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $54,677)		54,677

Total Investments — 100.2% (Cost $28,540,470)		27,917,258
Liabilities in Excess of Other Assets — (0.2%)		(56,434)

Net Assets — 100.0%		27,860,824

Percentages indicated are based on net assets.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2018.
CMBS	Commercial Mortgage-Backed Security
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GS	Goldman Sachs
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2018. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar

VA	Veterans Administration
(a)	The rate shown is the effective yield as of November 30, 2018.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2018.
(e)	The security or a portion of this security is on loan at November 30, 2018. The total value of securities on loan at November 30, 2018 was $53,402,000.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2018.
(g)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2018.
(h)	Security is an interest bearing note with preferred security characteristics.
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2018.
(j)	Amount rounds to less than one thousand.
(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	Defaulted security.
(m)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(n)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown is the current yield as of November 30, 2018.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$2,673,713	$955,696	$3,629,409
Collateralized Mortgage Obligations	—	2,347,684	201,557	2,549,241
Commercial Mortgage-Backed Securities	—	1,951,011	84,496	2,035,507
Corporate Bonds
Capital Markets	—	665,462	556	666,018
Wireless Telecommunication Services	—	45,454	16,750	62,204
Other Corporate Bonds	—	5,755,210	—	5,755,210

Total Corporate Bonds	—	6,466,126	17,306	6,483,432

Foreign Government Securities	—	254,338	—	254,338
Mortgage-Backed Securities	—	4,395,021	—	4,395,021
Municipal Bonds	—	75,034	—	75,034
Supranational	—	24,627	—	24,627
U.S. Government Agency Securities	—	617,307	—	617,307
U.S. Treasury Obligations	—	7,450,544	—	7,450,544
Short-Term Investments
Investment Companies	348,121	—	—	348,121
Investments of cash collateral from securities loaned	54,677	—	—	54,677

Total Investments in Securities	$402,798	$26,255,405	$1,259,055	$27,917,258

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

There were no significant transfers among any levels during the period ended November 30, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2018	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2018
Investments in Securities:
Asset-Backed Securities	$914,507	$1,055	$(5,119)	$(749)	$378,772	$(367,135)	$100,015	$(65,650)	$955,696
Collateralized Mortgage Obligations	128,082	146	(1,206)	(1,437)	92,792	(19,005)	2,185	—	201,557
Commercial Mortgage-Backed Securities	132,645	1,947	(1,764)	(1,609)	24,789	(41,931)	20,143	(49,724)	84,496
Corporate Bonds - Capital Markets	1,108	3	— (a)	3	—	(558)	—	—	556
Corporate Bonds - Wireless Telecommunication Services	17,226	—	—	—	—	(476)	—	—	16,750
Loan Assignments - Hotels, Restaurants & Leisure	16,370	550	(187)	15	—	(16,748)	—	—	—

	$1,209,938	$3,701	$(8,276)	$(3,777)	$496,353	$(445,853)	$122,343	$(115,374)	$1,259,055

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2018, which were valued using significant unobservable inputs (level 3) amounted to approximately $(8,432,000).

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$427,170	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (12.89%)
			Constant Default Rate	0.00% - 30.00% (0.19%)
			Yield (Discount Rate of Cash Flows)	3.08% - 8.47% (4.37%)

Asset-Backed Securities	427,170
	10,191	Discounted Cash Flow	PSA Prepayment Model	232.00% (232.00%)
			Constant Prepayment Rate	0.00% - 28.00% (11.38%)
			Constant Default Rate	0.00% - 6.40% (3.09%)
			Yield (Discount Rate of Cash Flows)	(55.19)% - 199.00% (7.63%)

Collateralized Mortgage Obligations	10,191

	49,435	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (8.27%)
			Yield (Discount Rate of Cash Flows)	2.11% - 9.78% (4.52%)

Commercial Mortgage-Backed Securities	49,435

	556	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.38% (4.38%)
			Liquidity Discount	0.375% (0.375%)

Corporate Bonds	556

Total	$487,352

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2018, the value of these investments was approximately $771,703,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — 28.3%
Aerospace & Defense — 0.4%
Airbus Finance BV (France) 2.70%, 4/17/2023 (a)	589	568
Airbus SE (France)
3.15%, 4/10/2027 (a)	655	622
3.95%, 4/10/2047 (a)	150	138
Arconic, Inc.
5.40%, 4/15/2021	1,581	1,603
5.87%, 2/23/2022	4,080	4,147
5.13%, 10/1/2024	2,920	2,833
5.90%, 2/1/2027	1,350	1,296
6.75%, 1/15/2028	3,265	3,167
5.95%, 2/1/2037	1,432	1,346
BAE Systems Holdings, Inc. (United Kingdom) 6.38%, 6/1/2019 (a)	145	147
General Dynamics Corp.
3.00%, 5/11/2021	9,730	9,675
1.88%, 8/15/2023	308	287
3.50%, 5/15/2025	10,885	10,774
Lockheed Martin Corp.
4.07%, 12/15/2042	1,311	1,218
3.80%, 3/1/2045	600	535
Precision Castparts Corp. 3.25%, 6/15/2025	3,035	2,927
Rockwell Collins, Inc. 4.35%, 4/15/2047	4,986	4,566
United Technologies Corp.
3.95%, 8/16/2025	4,215	4,165
4.50%, 6/1/2042	2,471	2,346
4.63%, 11/16/2048	4,095	3,927

		56,287

Air Freight & Logistics — 0.0% (b)
United Parcel Service of America, Inc. 8.37%, 4/1/2030 (c)	235	311
United Parcel Service, Inc. 2.80%, 11/15/2024	1,700	1,624

		1,935

Airlines — 0.1%
American Airlines Group, Inc. 5.50%, 10/1/2019 (a)	1,375	1,384
Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 10/29/2024	3,806	3,800
United Continental Holdings, Inc.
4.25%, 10/1/2022 (d)	1,287	1,269
5.00%, 2/1/2024 (d)	5,086	4,997

		11,450

Auto Components — 0.2%
Allison Transmission, Inc.
5.00%, 10/1/2024 (a)	2,866	2,755
4.75%, 10/1/2027 (a)	610	549
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022 (d)	1,980	1,975
6.25%, 4/1/2025 (d)	602	560
6.25%, 3/15/2026 (d)	1,714	1,555
Dana Financing Luxembourg SARL 5.75%, 4/15/2025 (a)	1,352	1,284
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023 (d)	2,512	2,480
5.00%, 5/31/2026 (d)	2,243	2,047
4.88%, 3/15/2027 (d)	1,504	1,352
Icahn Enterprises LP
6.25%, 2/1/2022	600	610
6.75%, 2/1/2024	5,627	5,662
6.38%, 12/15/2025	6,975	6,888
IHO Verwaltungs GmbH (Germany) 4.50% (cash), 9/15/2023 (a) (e)	2,595	2,413
Tenneco, Inc. 5.38%, 12/15/2024	2,085	1,851

		31,981

Automobiles — 0.2%
BMW US Capital LLC (Germany) 1.85%, 9/15/2021 (a)	1,750	1,664
Daimler Finance North America LLC (Germany)
2.70%, 8/3/2020 (a)	1,000	985
2.88%, 3/10/2021 (a)	1,500	1,468
3.35%, 5/4/2021 (a)	3,000	2,963
3.30%, 5/19/2025 (a)	500	470
8.50%, 1/18/2031	195	260
Fiat Chrysler Automobiles NV (United Kingdom)
4.50%, 4/15/2020 (d)	1,000	1,001
5.25%, 4/15/2023 (d)	2,550	2,555
Ford Motor Co.
4.35%, 12/8/2026 (d)	523	467
6.63%, 10/1/2028	3,500	3,515
7.45%, 7/16/2031	1,250	1,286
General Motors Co. 6.60%, 4/1/2036 (d)	2,655	2,573
Hyundai Capital America 3.45%, 3/12/2021 (a)	2,000	1,981
Jaguar Land Rover Automotive plc (United Kingdom)
5.63%, 2/1/2023 (a) (d)	2,227	1,993
4.50%, 10/1/2027 (a) (d)	3,607	2,660
Motors Liquidation Co. 7.70%, 4/15/2016 ‡ (f)	2,500	—	(g)
Nissan Motor Acceptance Corp.
2.13%, 3/3/2020 (a)	538	528
3.15%, 3/15/2021 (a)	1,200	1,181

		27,550

Banks — 4.6%
ABN AMRO Bank NV (Netherlands)
2.65%, 1/19/2021 (a)	3,500	3,434
4.75%, 7/28/2025 (a)	15,301	15,144
ANZ New Zealand Int’l Ltd. (New Zealand)
2.60%, 9/23/2019 (a)	2,200	2,188
2.75%, 1/22/2021 (a)	2,200	2,161
2.88%, 1/25/2022 (a)	1,200	1,167
3.45%, 7/17/2027 (a)	889	843

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
Banks — continued
ASB Bank Ltd. (New Zealand) 3.75%, 6/14/2023 (a)		1,200	1,193
Australia & New Zealand Banking Group Ltd. (Australia) 2.25%, 12/19/2019 (a)		1,000	992
Banco Mercantil del Norte SA (Mexico)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022 (a) (h) (i) (j)		534	499
Banco Nacional de Comercio Exterior SNC (Mexico)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 8/11/2026 (a) (i)		200	188
Banco Santander SA (Spain)
3.13%, 2/23/2023		1,600	1,500
4.38%, 4/12/2028		7,000	6,456
Bank of America Corp.
Series L, 2.25%, 4/21/2020		2,425	2,389
2.50%, 10/21/2022 (d)		1,025	976
3.30%, 1/11/2023		86	84
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (i)		57	55
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (i)		1,805	1,745
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (i)		29,213	28,011
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (i)		5,000	4,952
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (d) (h) (i) (j)		4,480	4,581
4.00%, 1/22/2025		7,677	7,449
Series L, 3.95%, 4/21/2025		1,326	1,281
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (i)		519	489
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (i)		6,000	5,721
(ICE LIBOR USD 3 Month + 0.77%), 3.35%, 2/5/2026 (i)		6,915	6,652
4.45%, 3/3/2026		1,294	1,271
4.25%, 10/22/2026		473	458
3.25%, 10/21/2027		12,200	11,213
(ICE LIBOR USD 3 Month + 1.51%), 3.70%, 4/24/2028 (i)		1,000	944
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (i)		467	431
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (i)		13,000	12,507
6.98%, 3/7/2037		1,500	1,702
Bank of Montreal (Canada)
2.38%, 1/25/2019		655	654
1.50%, 7/18/2019		653	647
2.10%, 12/12/2019		1,137	1,125
Series D, 3.10%, 4/13/2021		1,300	1,292
1.75%, 6/15/2021 (a)		2,000	1,928
Bank of Nova Scotia (The) (Canada)
1.65%, 6/14/2019 (d)		1,000	993
1.85%, 4/14/2020		1,725	1,696
2.50%, 1/8/2021		2,700	2,647
3.13%, 4/20/2021		18,850	18,711
1.88%, 9/20/2021 (a)		500	481
2.45%, 9/19/2022		1,000	959
Banque Centrale de Tunisie International Bond (Tunisia) 6.75%, 10/31/2023 (a)	EUR	1,870	2,024
Barclays Bank plc (United Kingdom) 7.63%, 11/21/2022		5,973	6,264
Barclays plc (United Kingdom)
4.38%, 9/11/2024		1,150	1,068
4.38%, 1/12/2026		800	756
5.20%, 5/12/2026		4,803	4,574
4.84%, 5/9/2028		2,687	2,425
BB&T Corp.
6.85%, 4/30/2019		150	152
5.25%, 11/1/2019		500	508
2.63%, 6/29/2020		1,500	1,483
2.05%, 5/10/2021		500	484
3.75%, 12/6/2023		1,600	1,596
2.85%, 10/26/2024		800	758
BNP Paribas SA (France)
3.80%, 1/10/2024 (a)		2,000	1,936
3.38%, 1/9/2025 (a)		980	912
BNZ International Funding Ltd. (New Zealand)
2.10%, 9/14/2021 (a)		1,000	957
2.90%, 2/21/2022 (a)		1,000	972
Caixa Economica Federal (Brazil)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.55%), 7.25%, 7/23/2024 (i) (k)		1,350	1,363
Canadian Imperial Bank of Commerce (Canada)
2.25%, 7/21/2020 (a)		3,319	3,273
2.70%, 2/2/2021		1,000	982
3.50%, 9/13/2023 (d)		750	743
Capital One Bank USA NA 3.38%, 2/15/2023		1,400	1,344
CIT Group, Inc.
5.00%, 8/1/2023		2,694	2,701
4.75%, 2/16/2024		2,278	2,228
5.25%, 3/7/2025		1,774	1,782
6.13%, 3/9/2028		645	663
Citibank NA
3.05%, 5/1/2020		600	597
3.40%, 7/23/2021		15,480	15,383
Citigroup, Inc.
Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 3/27/2020 (h) (i) (j)		2,062	2,073

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
Banks — continued
Series Q, (ICE LIBOR USD 3 Month + 4.10%), 5.95%, 8/15/2020 (h) (i) (j)		1,545	1,553
2.90%, 12/8/2021		1,500	1,458
2.75%, 4/25/2022		2,000	1,924
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (h) (i) (j)		581	571
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (h) (i) (j)		813	789
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (h) (i) (j)		2,315	2,222
6.88%, 6/1/2025		645	728
7.00%, 12/1/2025		1,115	1,266
3.70%, 1/12/2026		970	922
4.30%, 11/20/2026		2,500	2,409
6.63%, 1/15/2028		838	959
(ICE LIBOR USD 3 Month + 1.19%), 4.07%, 4/23/2029 (i)		2,000	1,922
Citizens Bank NA 3.70%, 3/29/2023		2,090	2,075
Commonwealth Bank of Australia (Australia)
2.50%, 9/18/2022 (a)		1,070	1,024
3.45%, 3/16/2023 (a)		1,200	1,187
Cooperatieve Rabobank UA (Netherlands)
2.50%, 1/19/2021		2,000	1,956
3.95%, 11/9/2022		1,650	1,631
2.75%, 1/10/2023		1,500	1,437
3.88%, 9/26/2023 (a)		840	835
Credit Agricole SA (France)
2.38%, 7/1/2021 (a)		18,697	18,121
3.75%, 4/24/2023 (a)		1,200	1,165
4.38%, 3/17/2025 (a)		5,765	5,538
(USD Swap Semi 5 Year + 6.19%), 8.13%, 12/23/2025 (a) (h) (i) (j)		6,591	6,850
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 2.75%, 3/26/2020		519	513
Danske Bank A/S (Denmark)
2.80%, 3/10/2021 (a)		1,675	1,631
2.00%, 9/8/2021 (a)		7,000	6,598
2.70%, 3/2/2022 (a)		619	590
(EUR Swap Annual 7 Year + 5.47%), 5.88%, 4/6/2022 (h) (i) (j) (k)	EUR	3,700	4,188
Fifth Third Bancorp 3.95%, 3/14/2028		1,000	977
Fifth Third Bank
3.95%, 7/28/2025		500	500
3.85%, 3/15/2026		234	227
HSBC Bank plc (United Kingdom) 4.75%, 1/19/2021 (a)		1,045	1,067
HSBC Holdings plc (United Kingdom)
3.40%, 3/8/2021		15,869	15,691
2.65%, 1/5/2022		3,840	3,697
4.00%, 3/30/2022		1,371	1,379
(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023 (i)		13,655	13,280
3.60%, 5/25/2023		1,250	1,225
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (i)		1,052	1,009
4.25%, 3/14/2024		9,200	9,012
(USD ICE Swap Rate 5 Year + 4.37%), 6.38%, 3/30/2025 (h) (i) (j)		10,727	10,244
4.25%, 8/18/2025		1,333	1,279
4.30%, 3/8/2026		3,581	3,484
3.90%, 5/25/2026		506	481
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (i)		6,263	5,933
Huntington Bancshares, Inc.
3.15%, 3/14/2021		846	836
2.30%, 1/14/2022		1,084	1,035
Huntington National Bank (The) 2.88%, 8/20/2020		1,155	1,144
Industrial & Commercial Bank of China Ltd. (China)
2.45%, 10/20/2021		400	384
2.96%, 11/8/2022		350	339
ING Groep NV (Netherlands) 3.15%, 3/29/2022		1,200	1,167
(USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022 (h) (i) (j) (k)		2,957	2,957
4.10%, 10/2/2023		1,320	1,309
Intesa Sanpaolo SpA (Italy) 3.88%, 7/14/2027 (a)		1,405	1,146
KeyBank NA 3.18%, 5/22/2022		1,621	1,596
KeyCorp
2.90%, 9/15/2020		605	598
4.15%, 10/29/2025		260	261
Lloyds Bank plc (United Kingdom)
2.40%, 3/17/2020		2,000	1,970
6.50%, 9/14/2020 (a)		1,700	1,765
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (i)		2,650	2,490
4.38%, 3/22/2028		633	595
(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/7/2028 (i)		8,805	7,744
M&T Bank Corp. 3.55%, 7/26/2023		2,000	1,994
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.54%, 7/26/2021		1,600	1,599
3.00%, 2/22/2022		413	405
2.67%, 7/25/2022		2,150	2,074
3.76%, 7/26/2023		3,000	2,993
2.53%, 9/13/2023		423	401

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
Banks — continued
Mitsubishi UFJ Trust & Banking Corp. (Japan) 2.45%, 10/16/2019 (a)		2,300	2,285
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.00%), 3.92%, 9/11/2024 (i)		2,000	2,000
3.17%, 9/11/2027		2,000	1,863
MUFG Bank Ltd. (Japan)
2.30%, 3/5/2020 (a)		15,000	14,788
2.75%, 9/14/2020 (a)		6,256	6,177
MUFG Union Bank NA 2.25%, 5/6/2019		1,500	1,495
National Australia Bank Ltd. (Australia)
2.63%, 7/23/2020		1,100	1,085
2.50%, 1/12/2021		4,000	3,916
3.70%, 11/4/2021		600	601
3.38%, 1/14/2026		3,248	3,117
2.50%, 7/12/2026		448	402
Nordea Bank AB (Finland)
4.88%, 1/27/2020 (a)		3,000	3,050
4.88%, 5/13/2021 (a)		600	608
4.25%, 9/21/2022 (a)		886	883
3.75%, 8/30/2023 (a)		1,250	1,224
(USD Swap Semi 5 Year + 3.39%), 6.13%, 9/23/2024 (a) (h) (i) (j)		7,551	7,145
PNC Bank NA 2.15%, 4/29/2021		655	633
PNC Financial Services Group, Inc. (The) 4.38%, 8/11/2020		1,057	1,072
Regions Bank 2.75%, 4/1/2021		2,000	1,956
Royal Bank of Canada (Canada)
2.00%, 12/10/2018		308	308
1.88%, 2/5/2020		2,960	2,920
2.15%, 3/6/2020		1,380	1,363
3.70%, 10/5/2023		1,480	1,474
4.65%, 1/27/2026		423	428
Royal Bank of Scotland Group plc (United Kingdom)
(USD Swap Semi 5 Year + 5.80%), 7.50%, 8/10/2020 (h) (i) (j)		2,080	2,059
(USD Swap Semi 5 Year + 7.60%), 8.63%, 8/15/2021 (h) (i) (j)		1,955	2,014
6.13%, 12/15/2022		10,795	10,956
6.10%, 6/10/2023		900	915
3.88%, 9/12/2023		14,000	13,260
5.13%, 5/28/2024		2,460	2,384
Russian Agricultural Bank OJSC (Russia) 8.50%, 10/16/2023 (k)		591	589
Santander UK plc (United Kingdom) 2.50%, 3/14/2019		1,697	1,695
Societe Generale SA (France)
(USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021 (a) (h) (i) (j)		3,045	2,999
4.25%, 9/14/2023 (a)		500	492
5.00%, 1/17/2024 (a)		5,000	5,006
4.25%, 4/14/2025 (a)		800	759
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (a) (d) (h) (i) (j)		2,613	2,619
SpareBank 1 Boligkreditt A/S (Norway) 1.75%, 11/15/2019 (a)		1,545	1,526
Stadshypotek AB (Sweden) 1.88%, 10/2/2019 (a)		2,600	2,578
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (a) (i)		800	794
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (i)		1,200	1,157
State Savings Bank of Ukraine (Ukraine) 9.38%, 3/10/2023 (c) (k)		1,663	1,641
Sumitomo Mitsui Banking Corp. (Japan) 2.45%, 1/16/2020		2,200	2,178
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.85%, 1/11/2022		1,200	1,170
2.78%, 7/12/2022		3,550	3,438
2.78%, 10/18/2022		1,644	1,584
3.10%, 1/17/2023		3,099	3,017
3.75%, 7/19/2023		1,250	1,249
3.94%, 10/16/2023		1,200	1,211
SunTrust Bank
(ICE LIBOR USD 3 Month + 0.30%), 2.59%, 1/29/2021 (i)		1,240	1,226
(ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022 (i)		1,030	1,021
SunTrust Banks, Inc. 4.00%, 5/1/2025		1,857	1,838
Toronto-Dominion Bank (The) (Canada)
2.13%, 7/2/2019		712	708
2.25%, 11/5/2019		453	449
2.55%, 1/25/2021		2,000	1,969
3.50%, 7/19/2023		1,200	1,196
(USD Swap Semi 5 Year + 2.21%), 3.62%, 9/15/2031 (i)		372	348
UBS Group AG (Switzerland)
(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022 (h) (i) (j) (k)	EUR	11,400	13,824
UBS Group Funding Switzerland AG (Switzerland)
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (i)		1,303	1,245

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
Banks — continued
United Overseas Bank Ltd. (Singapore) 3.20%, 4/23/2021 (a)	3,100	3,081
US Bancorp
7.50%, 6/1/2026	2,000	2,384
Series V, 2.38%, 7/22/2026	4,948	4,433
Series X, 3.15%, 4/27/2027	1,660	1,560
Wachovia Corp. 7.57%, 8/1/2026 (c)	515	605
Wells Fargo & Co.
2.50%, 3/4/2021	1,607	1,566
2.63%, 7/22/2022	2,000	1,916
3.07%, 1/24/2023	3,813	3,683
3.30%, 9/9/2024	7,565	7,249
3.00%, 2/19/2025	2,000	1,874
4.10%, 6/3/2026	403	389
3.00%, 10/23/2026	10,235	9,337
4.30%, 7/22/2027	173	168
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (d) (i)	4,475	4,243
5.38%, 11/2/2043	853	873
4.75%, 12/7/2046	6,372	6,044
Wells Fargo Bank NA
2.60%, 1/15/2021	5,000	4,902
(ICE LIBOR USD 3 Month + 0.49%), 3.33%, 7/23/2021 (i)	3,000	2,984
3.63%, 10/22/2021	5,000	4,998
Westpac Banking Corp. (Australia)
1.60%, 8/19/2019	356	352
4.88%, 11/19/2019	942	957
2.00%, 3/3/2020 (a)	1,281	1,262
2.50%, 6/28/2022	1,800	1,733
2.75%, 1/11/2023	2,500	2,404
2.85%, 5/13/2026	500	462
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (i)	1,000	942

		620,467

Beverages — 0.4%
Anheuser-Busch Cos. LLC (Belgium)
3.65%, 2/1/2026 (a)	9,870	9,331
4.90%, 2/1/2046 (a)	5,415	5,062
Anheuser-Busch InBev Finance, Inc. (Belgium)
2.65%, 2/1/2021	2,360	2,313
3.30%, 2/1/2023	2,551	2,470
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.38%, 4/15/2038	5,000	4,500
Coca-Cola Co. (The) 2.25%, 9/1/2026	1,000	901
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	365	423
Keurig Dr Pepper, Inc.
3.55%, 5/25/2021 (a)	30,000	29,728
2.55%, 9/15/2026	507	430
3.43%, 6/15/2027	225	204
PepsiCo, Inc.
3.10%, 7/17/2022	572	567
3.50%, 7/17/2025	1,845	1,827
2.38%, 10/6/2026	850	769
4.45%, 4/14/2046	730	744

		59,269

Biotechnology — 0.1%
AbbVie, Inc.
3.60%, 5/14/2025	500	477
3.20%, 5/14/2026 (d)	600	552
Amgen, Inc.
3.63%, 5/15/2022	640	638
4.66%, 6/15/2051	1,000	928
Biogen, Inc. 2.90%, 9/15/2020	300	296
Gilead Sciences, Inc.
1.85%, 9/20/2019	500	495
3.25%, 9/1/2022	1,700	1,682
3.70%, 4/1/2024	4,547	4,513
3.50%, 2/1/2025	680	659
3.65%, 3/1/2026	1,546	1,502
4.15%, 3/1/2047	4,850	4,299

		16,041

Building Products — 0.2%
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (a)	200	183
Johnson Controls International plc
3.62%, 7/2/2024 (c)	323	316
3.90%, 2/14/2026	453	439
5.70%, 3/1/2041	1,390	1,416
4.95%, 7/2/2064 (c)	904	813
Masonite International Corp. 5.75%, 9/15/2026 (a)	1,624	1,533
Owens Corning 4.30%, 7/15/2047	6,180	4,718
Standard Industries, Inc.
5.38%, 11/15/2024 (a)	2,785	2,646
6.00%, 10/15/2025 (a)	3,790	3,695
4.75%, 1/15/2028 (a)	3,335	2,918
Summit Materials LLC 5.13%, 6/1/2025 (a)	1,935	1,756

		20,433

Capital Markets — 1.8%
Ameriprise Financial, Inc. 2.88%, 9/15/2026	508	464
Bank of New York Mellon Corp. (The)
2.20%, 3/4/2019 (d)	510	509
4.60%, 1/15/2020	530	538
2.60%, 8/17/2020 (d)	1,291	1,277
2.45%, 11/27/2020	940	923
2.60%, 2/7/2022	1,930	1,874
2.95%, 1/29/2023	2,500	2,432
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (i)	500	482

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
Capital Markets — continued
3.95%, 11/18/2025	996	1,000
3.25%, 5/16/2027	1,200	1,144
BlackRock, Inc.
Series 2, 5.00%, 12/10/2019	493	503
4.25%, 5/24/2021 (d)	485	497
3.50%, 3/18/2024	315	314
Blackstone Holdings Finance Co. LLC
5.88%, 3/15/2021 (a)	1,000	1,048
4.45%, 7/15/2045 (a)	159	144
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	1,265	1,178
4.70%, 9/20/2047	645	596
Carlyle Promissory Note 4.44%, 7/15/2019 ‡	113	113
Charles Schwab Corp. (The)
3.23%, 9/1/2022	750	742
3.55%, 2/1/2024	1,240	1,233
CME Group, Inc. 3.00%, 9/15/2022	950	936
Credit Suisse AG (Switzerland)
3.00%, 10/29/2021	3,775	3,695
3.63%, 9/9/2024	15,535	15,108
Credit Suisse Group AG (Switzerland)
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (a) (h) (i) (j)	12,300	12,515
4.28%, 1/9/2028 (a)	8,000	7,626
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (i)	831	766
Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (a)	1,098	1,074
Deutsche Bank AG (Germany) 4.25%, 10/14/2021	1,850	1,805
Goldman Sachs Group, Inc. (The)
Series L, (ICE LIBOR USD 3 Month + 3.88%), 5.70%, 5/10/2019 (d) (h) (i) (j)	1,500	1,500
5.38%, 3/15/2020	1,104	1,129
Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 5/10/2020 (d) (h) (i) (j)	1,170	1,170
2.35%, 11/15/2021	2,909	2,777
3.00%, 4/26/2022	3,293	3,188
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (i)	1,000	965
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (d) (h) (i) (j)	17,635	15,563
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (i)	11,142	10,680
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (i)	3,592	3,428
3.50%, 1/23/2025	2,566	2,429
3.75%, 5/22/2025	4,789	4,575
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (i)	1,612	1,503
4.25%, 10/21/2025	364	351
3.50%, 11/16/2026	15,000	13,824
3.85%, 1/26/2027	664	625
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (i)	977	904
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029 (i)	6,830	6,343
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (i)	5,740	5,490
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (i)	5,610	4,904
Invesco Finance plc
4.00%, 1/30/2024	1,162	1,151
3.75%, 1/15/2026	390	374
Jefferies Group LLC
6.45%, 6/8/2027	104	110
6.25%, 1/15/2036	950	938
Legg Mason, Inc. 5.63%, 1/15/2044	275	265
Lehman Brothers Holdings, Inc.
3.60%, 3/13/2009 (f)	235	5
8.50%, 2/1/2016 (f)	295	6
0.00%, 5/17/2049 (f)	1,000	20
Macquarie Group Ltd. (Australia)
6.00%, 1/14/2020 (a)	3,000	3,077
6.25%, 1/14/2021 (a)	3,709	3,889
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (a) (i)	3,335	3,027
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (d) (i)	800	793
Morgan Stanley
5.63%, 9/23/2019	310	316
2.65%, 1/27/2020	1,932	1,916
5.50%, 7/24/2020	113	116
5.75%, 1/25/2021	1,050	1,093
5.50%, 7/28/2021	2,779	2,899
2.75%, 5/19/2022	1,200	1,156
3.13%, 1/23/2023	2,500	2,415
4.10%, 5/22/2023	750	744
Series F, 3.88%, 4/29/2024	1,692	1,667
3.70%, 10/23/2024	3,979	3,870
4.00%, 7/23/2025	2,677	2,619
5.00%, 11/24/2025	1,617	1,639
3.88%, 1/27/2026	4,268	4,115
3.13%, 7/27/2026	5,285	4,828
3.63%, 1/20/2027	3,282	3,095
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (i)	6,667	6,211
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (i)	11,433	10,794
MSCI, Inc.
5.25%, 11/15/2024 (a)	965	967
5.75%, 8/15/2025 (a) (d)	3,640	3,686
5.38%, 5/15/2027 (a)	1,227	1,216
Nomura Holdings, Inc. (Japan) 6.70%, 3/4/2020	193	201
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.37%, 5/8/2032 (i)	1,000	928

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
Capital Markets — continued
Nuveen LLC 4.00%, 11/1/2028 (a)	710	713
State Street Corp.
3.10%, 5/15/2023	459	445
3.70%, 11/20/2023	935	934
(ICE LIBOR USD 3 Month + 0.77%), 3.78%, 12/3/2024 (i)	650	651
3.55%, 8/18/2025	1,364	1,337
2.65%, 5/19/2026	700	643
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	953	935
UBS AG (Switzerland)
2.38%, 8/14/2019 (d)	11,200	11,134
2.45%, 12/1/2020 (a)	17,354	16,972

		245,794

Chemicals — 0.4%
Air Liquide Finance SA (France)
1.75%, 9/27/2021 (a)	1,325	1,261
2.25%, 9/27/2023 (a)	14,795	13,905
Ashland LLC 4.75%, 8/15/2022 (c)	1,233	1,224
Axalta Coating Systems LLC 4.88%, 8/15/2024 (a)	1,941	1,879
Blue Cube Spinco LLC 10.00%, 10/15/2025	2,695	3,079
Chemours Co. (The)
6.63%, 5/15/2023 (d)	753	764
7.00%, 5/15/2025	3,955	3,990
Chevron Phillips Chemical Co. LLC 3.70%, 6/1/2028 (a)	1,900	1,865
CVR Partners LP 9.25%, 6/15/2023 (a)	2,267	2,381
Dow Chemical Co. (The) 3.00%, 11/15/2022	121	117
Ecolab, Inc.
2.25%, 1/12/2020	892	881
3.25%, 1/14/2023	1,027	1,014
FXI Holdings, Inc. 7.88%, 11/1/2024 (a)	1,499	1,340
Ingevity Corp. 4.50%, 2/1/2026 (a)	1,954	1,802
Koppers, Inc. 6.00%, 2/15/2025 (a)	1,905	1,705
Mosaic Co. (The)
5.45%, 11/15/2033	364	369
4.88%, 11/15/2041	429	390
Nufarm Australia Ltd. (Australia) 5.75%, 4/30/2026 (a)	173	162
Nutrien Ltd. (Canada) 4.13%, 3/15/2035	511	453
OCI NV (Netherlands) 6.63%, 4/15/2023 (a)	1,653	1,678
OCP SA (Morocco) 5.63%, 4/25/2024 (k)	3,200	3,212
Olin Corp. 5.13%, 9/15/2027 (d)	1,974	1,854
PolyOne Corp. 5.25%, 3/15/2023	2,461	2,455
Praxair, Inc. 2.65%, 2/5/2025	685	640
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/2023	1,729	1,750
5.25%, 12/15/2026	1,893	1,770
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	2,577	2,274
Union Carbide Corp. 7.75%, 10/1/2096	1,305	1,557
Valvoline, Inc. 4.38%, 8/15/2025	2,847	2,623
Venator Finance SARL 5.75%, 7/15/2025 (a)	1,129	909

		59,303

Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 5.25%, 12/15/2024 (a) (d)	2,227	2,054
ADT Security Corp. (The)
3.50%, 7/15/2022	1,750	1,638
4.13%, 6/15/2023	11,125	10,374
Aramark Services, Inc.
5.13%, 1/15/2024	2,093	2,103
5.00%, 2/1/2028 (a)	1,603	1,523
Brambles USA, Inc. (Australia) 5.35%, 4/1/2020 (a)	1,200	1,226
Brink’s Co. (The) 4.63%, 10/15/2027 (a)	3,245	2,985
Covanta Holding Corp. 5.88%, 3/1/2024	2,852	2,749
Garda World Security Corp. (Canada) 8.75%, 5/15/2025 (a)	1,325	1,209
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.78%, 12/21/2065 ‡ (a) (i)	5,334	4,498
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/1/2021 (a)	790	793
5.00%, 2/1/2025 (a) (d)	1,480	1,443
Nielsen Finance LLC 5.00%, 4/15/2022 (a)	1,552	1,518
Republic Services, Inc.
3.55%, 6/1/2022	348	346
4.75%, 5/15/2023	190	197
2.90%, 7/1/2026	245	227

		34,883

Communications Equipment — 0.1%
Avaya, Inc. 7.00%, 4/1/2019 ‡ (f)	9,495	1
Cisco Systems, Inc.
3.00%, 6/15/2022 (d)	3,751	3,697
5.90%, 2/15/2039	375	450
5.50%, 1/15/2040	500	578
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	3,335	3,089
CommScope, Inc. 5.50%, 6/15/2024 (a)	3,050	2,813

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
Communications Equipment — continued
Goodman Networks, Inc. 8.00%, 5/11/2022 ‡	614	307
Nokia OYJ (Finland)
5.38%, 5/15/2019 (d)	239	240
3.38%, 6/12/2022	1,260	1,195
4.38%, 6/12/2027 (d)	1,955	1,826
6.63%, 5/15/2039	2,046	2,110
Plantronics, Inc. 5.50%, 5/31/2023 (a)	2,369	2,292

		18,598

Construction & Engineering — 0.1%
AECOM
5.88%, 10/15/2024	791	794
5.13%, 3/15/2027	3,091	2,811
Aeropuerto Internacional de Tocumen SA (Panama) 6.00%, 11/18/2048 (a)	2,820	2,735
MasTec, Inc. 4.88%, 3/15/2023 (d)	5,287	5,122
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (d)	3,588	3,445

		14,907

Construction Materials — 0.1%
Cemex SAB de CV (Mexico)
5.70%, 1/11/2025 (a)	1,265	1,199
6.13%, 5/5/2025 (a)	1,515	1,458
7.75%, 4/16/2026 (a)	5,968	6,246
CRH America, Inc. (Ireland) 5.13%, 5/18/2045 (a)	1,249	1,199
US Concrete, Inc. 6.38%, 6/1/2024	1,790	1,696
Votorantim Cimentos International SA (Brazil) 7.25%, 4/5/2041 (k)	737	739

		12,537

Consumer Finance — 0.8%
AerCap Ireland Capital DAC (Ireland) 3.30%, 1/23/2023	390	371
Ally Financial, Inc.
4.63%, 5/19/2022 (d)	2,861	2,861
4.63%, 3/30/2025 (d)	8,277	8,132
8.00%, 11/1/2031	2,865	3,346
American Express Co.
3.70%, 11/5/2021	1,320	1,320
3.40%, 2/27/2023	3,000	2,933
3.63%, 12/5/2024 (d)	276	269
American Express Credit Corp.
2.13%, 3/18/2019	1,448	1,444
2.25%, 8/15/2019	1,001	995
2.38%, 5/26/2020	999	985
Series F, 2.60%, 9/14/2020	1,452	1,432
2.25%, 5/5/2021	250	242
2.70%, 3/3/2022	155	151
American Honda Finance Corp.
2.60%, 11/16/2022	1,000	966
3.45%, 7/14/2023	500	497
2.90%, 2/16/2024 (d)	500	479
2.30%, 9/9/2026	320	288
Capital One Financial Corp.
3.75%, 4/24/2024	333	322
3.20%, 2/5/2025	200	185
4.20%, 10/29/2025	1,356	1,295
3.75%, 7/28/2026	840	763
Caterpillar Financial Services Corp.
2.10%, 6/9/2019	1,242	1,236
1.70%, 8/9/2021	8,725	8,345
1.93%, 10/1/2021	2,850	2,736
2.85%, 6/1/2022	581	569
2.55%, 11/29/2022	13,965	13,401
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	3,288	2,746
FirstCash, Inc. 5.38%, 6/1/2024 (a)	906	890
Ford Motor Credit Co. LLC
3.34%, 3/28/2022	490	462
4.69%, 6/9/2025	1,000	927
General Motors Financial Co., Inc.
3.70%, 5/9/2023	171	163
3.95%, 4/13/2024	1,000	949
3.50%, 11/7/2024	580	531
4.00%, 1/15/2025	420	394
4.30%, 7/13/2025	1,000	941
4.00%, 10/6/2026	616	555
4.35%, 1/17/2027	7,978	7,368
HSBC USA, Inc. 2.35%, 3/5/2020	1,100	1,086
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 5.03%, 12/21/2065 ‡ (a) (i)	2,235	1,849
John Deere Capital Corp.
1.70%, 1/15/2020	290	286
2.05%, 3/10/2020	870	858
1.95%, 6/22/2020	1,500	1,474
Series 0014, 2.45%, 9/11/2020	610	602
2.70%, 1/6/2023	17,780	17,127
3.35%, 6/12/2024	1,559	1,537
2.65%, 6/24/2024	500	473
2.65%, 6/10/2026	1,000	923
PACCAR Financial Corp. 2.80%, 3/1/2021	455	451
Springleaf Finance Corp.
6.13%, 5/15/2022	3,306	3,306
7.13%, 3/15/2026	5,059	4,755
Toyota Motor Credit Corp.
1.55%, 10/18/2019	400	395
2.95%, 4/13/2021	1,600	1,585

		108,196

Containers & Packaging — 0.2%
Ardagh Packaging Finance plc (Ireland)
4.25%, 9/15/2022 (a)	3,200	3,092
4.63%, 5/15/2023 (a)	1,925	1,872
6.00%, 2/15/2025 (a) (d)	1,000	932

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
Containers & Packaging — continued
Ball Corp.
5.00%, 3/15/2022	1,150	1,176
4.00%, 11/15/2023	800	780
5.25%, 7/1/2025	3,690	3,745
4.88%, 3/15/2026	653	642
Berry Global, Inc. 4.50%, 2/15/2026 (a) (d)	1,225	1,152
Cascades, Inc. (Canada)
5.50%, 7/15/2022 (a)	256	253
5.75%, 7/15/2023 (a)	368	359
Crown Americas LLC
4.75%, 2/1/2026 (a)	855	824
4.25%, 9/30/2026	1,750	1,628
Graphic Packaging International LLC 4.88%, 11/15/2022	465	460
OI European Group BV 4.00%, 3/15/2023 (a)	643	601
Reynolds Group Issuer, Inc. 5.75%, 10/15/2020	2,917	2,913
Sealed Air Corp.
4.88%, 12/1/2022 (a)	1,000	996
5.25%, 4/1/2023 (a)	625	628
5.13%, 12/1/2024 (a)	2,365	2,306
5.50%, 9/15/2025 (a)	1,300	1,284

		25,643

Diversified Consumer Services — 0.0% (b)
Graham Holdings Co. 5.75%, 6/1/2026 (a)	1,218	1,233
President & Fellows of Harvard College 3.30%, 7/15/2056	429	358
Service Corp. International
8.00%, 11/15/2021	2,300	2,519
5.38%, 5/15/2024	1,605	1,613

		5,723

Diversified Financial Services — 0.6%
ACE Cash Express, Inc. 12.00%, 12/15/2022 (a)	2,844	2,801
AIG Global Funding 1.90%, 10/6/2021 (a)	900	853
Berkshire Hathaway, Inc. 3.00%, 2/11/2023	475	467
CK Hutchison International Ltd. (Hong Kong) 2.88%, 4/5/2022 (a)	800	779
CNG Holdings, Inc. 9.38%, 5/15/2020 (a) (d)	6,635	6,171
EDP Finance BV (Portugal) 3.63%, 7/15/2024 (a)	16,465	15,442
Federation des Caisses Desjardins du Quebec (Canada) 2.25%, 10/30/2020 (a)	2,000	1,954
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/2025	5,480	4,733
4.42%, 11/15/2035	9,260	7,468
GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (a)	2,400	2,319
Hutchison Whampoa International 12 II Ltd. (Hong Kong) 3.25%, 11/8/2022 (a)	257	252
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)
2.65%, 9/19/2022 (a)	200	191
3.96%, 9/19/2023 (a)	1,215	1,215
National Rural Utilities Cooperative Finance Corp.
2.95%, 2/7/2024 (d)	350	340
3.40%, 2/7/2028	4,675	4,495
3.90%, 11/1/2028	800	800
Nationwide Building Society (United Kingdom) 6.25%, 2/25/2020 (a)	2,000	2,060
ORIX Corp. (Japan)
2.90%, 7/18/2022	906	878
3.25%, 12/4/2024	2,850	2,705
Shell International Finance BV (Netherlands)
4.30%, 9/22/2019 (d)	2,500	2,524
2.13%, 5/11/2020	2,545	2,507
3.50%, 11/13/2023 (d)	3,280	3,268
3.25%, 5/11/2025 (d)	1,098	1,065
2.88%, 5/10/2026	246	231
4.13%, 5/11/2035	656	637
3.63%, 8/21/2042	2,600	2,316
Siemens Financieringsmaatschappij NV (Germany)
2.90%, 5/27/2022 (a)	756	737
2.00%, 9/15/2023 (a)	2,150	1,980
2.35%, 10/15/2026 (a)	14,900	13,329
Travelport Corporate Finance plc 6.00%, 3/15/2026 (a)	1,741	1,719

		86,236

Diversified Telecommunication Services — 1.0%
AT&T, Inc.
3.95%, 1/15/2025	4,202	4,057
4.13%, 2/17/2026	828	799
4.30%, 2/15/2030	399	372
6.88%, 10/15/2031	2,025	2,198
4.50%, 5/15/2035	925	820
5.25%, 3/1/2037	2,000	1,904
4.90%, 8/15/2037 (a)	562	511
6.00%, 8/15/2040	580	585
5.35%, 9/1/2040	1,030	972
4.30%, 12/15/2042	611	506
4.80%, 6/15/2044	4,200	3,671
4.35%, 6/15/2045	466	381
CCO Holdings LLC
5.25%, 3/15/2021	576	577
5.13%, 5/1/2023 (a)	1,000	994
5.75%, 9/1/2023	167	168
5.88%, 4/1/2024 (a)	6,654	6,712
5.38%, 5/1/2025 (a)	3,951	3,882
5.75%, 2/15/2026 (a)	5,330	5,330
5.50%, 5/1/2026 (a)	3,245	3,160
5.13%, 5/1/2027 (a)	4,211	3,990

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
Diversified Telecommunication Services — continued
5.88%, 5/1/2027 (a)	212	208
5.00%, 2/1/2028 (a)	1,435	1,336
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021	1,035	1,058
Series T, 5.80%, 3/15/2022	3,015	2,996
Series W, 6.75%, 12/1/2023 (d)	1,000	1,003
Cincinnati Bell, Inc.
7.00%, 7/15/2024 (a) (d)	1,938	1,699
8.00%, 10/15/2025 (a) (d)	1,750	1,549
Deutsche Telekom International Finance BV (Germany) 3.60%, 1/19/2027 (a)	508	473
Embarq Corp. 8.00%, 6/1/2036	15,862	14,890
Frontier Communications Corp. 6.88%, 1/15/2025	15,200	8,246
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023	3,850	3,398
7.75%, 6/1/2021 (d)	4,000	3,770
Intelsat Luxembourg SA (Luxembourg) 8.13%, 6/1/2023 (d)	1,800	1,485
Level 3 Financing, Inc.
5.63%, 2/1/2023	4,414	4,412
5.38%, 1/15/2024	3,837	3,766
5.38%, 5/1/2025	2,170	2,113
5.25%, 3/15/2026	5,112	4,935
Qwest Capital Funding, Inc. 7.75%, 2/15/2031	3,003	2,560
Sprint Capital Corp. 8.75%, 3/15/2032	3,085	3,351
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	4,471	3,979
6.00%, 9/30/2034	5,378	4,598
7.20%, 7/18/2036	405	385
7.72%, 6/4/2038 (d)	1,416	1,388
Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	645	606
Telefonica Emisiones SAU (Spain) 4.10%, 3/8/2027	542	514
Verizon Communications, Inc.
3.45%, 3/15/2021	934	935
3.38%, 2/15/2025	590	568
4.33%, 9/21/2028	2,156	2,143
4.40%, 11/1/2034	558	529
5.25%, 3/16/2037	3,677	3,780
Virgin Media Finance plc (United Kingdom) 5.75%, 1/15/2025 (a) (d)	550	523
Virgin Media Secured Finance plc (United Kingdom) 5.25%, 1/15/2026 (a)	1,952	1,828
Windstream Services LLC 9.00%, 6/30/2025 (a)	7,280	5,314

		131,927

Electric Utilities — 1.1%
AEP Texas, Inc. Series E, 6.65%, 2/15/2033	750	921
Alabama Power Co.
6.13%, 5/15/2038	891	1,057
5.50%, 3/15/2041	1,250	1,362
Series A, 4.30%, 7/15/2048	350	334
Arizona Public Service Co.
2.20%, 1/15/2020	589	582
4.70%, 1/15/2044	150	152
Atlantic City Electric Co. 4.00%, 10/15/2028	1,200	1,214
Baltimore Gas & Electric Co.
2.80%, 8/15/2022	1,016	984
4.25%, 9/15/2048	1,400	1,333
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	1,024	944
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	720	676
Cleveland Electric Illuminating Co. (The) 5.50%, 8/15/2024	200	217
Connecticut Light & Power Co. (The) 4.00%, 4/1/2048	886	830
DTE Electric Co.
3.90%, 6/1/2021	340	344
3.95%, 6/15/2042	381	358
Duke Energy Carolinas LLC
6.05%, 4/15/2038	1,100	1,305
3.95%, 3/15/2048	1,000	911
Duke Energy Corp. 2.65%, 9/1/2026	361	322
Duke Energy Florida LLC
3.80%, 7/15/2028	600	596
5.90%, 3/1/2033	412	486
Duke Energy Indiana LLC 3.75%, 7/15/2020	280	282
Duke Energy Progress LLC
5.30%, 1/15/2019	90	90
2.80%, 5/15/2022	607	594
3.25%, 8/15/2025	200	195
6.30%, 4/1/2038	500	615
4.10%, 5/15/2042	305	285
3.70%, 10/15/2046	200	175
Edison International 4.13%, 3/15/2028	465	436
Electricite de France SA (France) 2.15%, 1/22/2019 (a)	526	525
Enel Finance International NV (Italy)
2.88%, 5/25/2022 (a)	690	644
2.75%, 4/6/2023 (a) (d)	7,108	6,441
3.50%, 4/6/2028 (a)	10,000	8,369
Entergy Louisiana LLC
3.12%, 9/1/2027	750	707
3.05%, 6/1/2031	6,500	5,846
4.00%, 3/15/2033	10,435	10,199

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
Electric Utilities — continued
Eskom Holdings SOC Ltd. (South Africa)
5.75%, 1/26/2021 (k)	4,200	3,952
6.75%, 8/6/2023 (k)	200	183
7.13%, 2/11/2025 (k)	300	275
8.45%, 8/10/2028 (a)	700	656
Exelon Corp. 4.95%, 6/15/2035	123	123
Florida Power & Light Co.
5.40%, 9/1/2035	600	657
3.70%, 12/1/2047	1,000	887
3.95%, 3/1/2048	665	618
Hydro-Quebec (Canada) 9.40%, 2/1/2021	1,028	1,159
Series HY, 8.40%, 1/15/2022	842	960
Series HK, 9.38%, 4/15/2030	1,000	1,510
Indiana Michigan Power Co. 4.25%, 8/15/2048	550	525
Interstate Power & Light Co. 4.10%, 9/26/2028	800	796
ITC Holdings Corp. 3.65%, 6/15/2024	576	562
Jersey Central Power & Light Co. 6.15%, 6/1/2037	800	909
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	438	457
Korea Southern Power Co. Ltd. (South Korea) 3.00%, 1/29/2021 (a)	200	197
Massachusetts Electric Co. 5.90%, 11/15/2039 (a)	988	1,155
MidAmerican Energy Co.
3.50%, 10/15/2024	1,046	1,046
3.10%, 5/1/2027	657	626
3.65%, 8/1/2048	2,000	1,763
Minejesa Capital BV (Indonesia) 4.63%, 8/10/2030 (a)	1,465	1,287
Monongahela Power Co. 4.10%, 4/15/2024 (a)	8,000	8,131
Nevada Power Co.
7.13%, 3/15/2019	600	607
Series BB, 2.75%, 4/15/2020	8,315	8,288
5.38%, 9/15/2040	626	687
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (a)	2,788	2,525
NextEra Energy Capital Holdings, Inc.
2.40%, 9/15/2019	398	395
3.55%, 5/1/2027	537	506
NextEra Energy Operating Partners LP
4.25%, 9/15/2024 (a)	979	923
4.50%, 9/15/2027 (a)	1,091	1,001
Niagara Mohawk Power Corp.
4.88%, 8/15/2019 (a)	300	303
4.28%, 12/15/2028 (a)	650	654
Northern States Power Co.
6.25%, 6/1/2036	765	938
6.20%, 7/1/2037	173	213
Oncor Electric Delivery Co. LLC 7.25%, 1/15/2033	550	722
Pacific Gas & Electric Co. 4.25%, 8/1/2023 (a)	308	286
PacifiCorp
2.95%, 2/1/2022	700	690
7.24%, 8/16/2023	250	279
5.75%, 4/1/2037	880	1,028
4.13%, 1/15/2049	1,655	1,568
PECO Energy Co. 2.38%, 9/15/2022	880	843
Pepco Holdings LLC 7.45%, 8/15/2032	1,000	1,202
Perusahaan Listrik Negara PT (Indonesia) 5.25%, 5/15/2047 (k)	500	434
Potomac Electric Power Co. 6.50%, 11/15/2037	360	451
PPL Electric Utilities Corp. 2.50%, 9/1/2022	929	896
Public Service Co. of Colorado 3.20%, 11/15/2020	198	198
Public Service Co. of New Hampshire 3.50%, 11/1/2023	202	200
Public Service Co. of Oklahoma
5.15%, 12/1/2019	88	90
Series G, 6.63%, 11/15/2037	1,100	1,355
Public Service Electric & Gas Co.
Series I, 1.80%, 6/1/2019	155	154
2.25%, 9/15/2026	989	889
5.80%, 5/1/2037	850	986
5.38%, 11/1/2039	416	459
Southern California Edison Co.
1.85%, 2/1/2022	429	414
Series E, 3.70%, 8/1/2025	6,300	6,156
Series B, 3.65%, 3/1/2028 (d)	1,000	952
Series 06-E, 5.55%, 1/15/2037	450	468
Series 08-A, 5.95%, 2/1/2038	285	306
Series C, 4.13%, 3/1/2048 (d)	4,170	3,721
Southwestern Electric Power Co.
3.55%, 2/15/2022	250	246
Series M, 4.10%, 9/15/2028	400	394
Series J, 3.90%, 4/1/2045	842	735
Southwestern Public Service Co. Series 6, 4.40%, 11/15/2048	3,000	2,900
State Grid Overseas Investment Ltd. (China) 3.75%, 5/2/2023 (a)	2,000	1,997
Terraform Global Operating LLC 6.13%, 3/1/2026 (a)	1,674	1,568
Texas Competitive Electric Holdings Co. LLC 8.50%, 5/1/2020 ‡ (f)	6,233	12
Tucson Electric Power Co. 4.85%, 12/1/2048	600	604

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
Electric Utilities — continued
Union Electric Co.
2.95%, 6/15/2027	644	608
8.45%, 3/15/2039	120	174
4.00%, 4/1/2048	2,050	1,922
Virginia Electric & Power Co.
Series C, 2.75%, 3/15/2023	900	869
3.45%, 2/15/2024	490	485
Series A, 3.80%, 4/1/2028	5,700	5,604
6.35%, 11/30/2037	235	288
8.88%, 11/15/2038	670	1,000
4.60%, 12/1/2048 (d)	700	698
Vistra Operations Co. LLC 5.50%, 9/1/2026 (a)	10,988	10,809
Wisconsin Electric Power Co. 4.30%, 10/15/2048	1,250	1,222
Wisconsin Power & Light Co. 3.05%, 10/15/2027	600	567
Xcel Energy, Inc. 3.30%, 6/1/2025	985	944

		154,198

Electrical Equipment — 0.1%
ABB Finance USA, Inc. (Switzerland)
2.80%, 4/3/2020	5,587	5,551
2.88%, 5/8/2022	303	296
4.38%, 5/8/2042	326	318
Eaton Corp. 2.75%, 11/2/2022	900	865
EnerSys 5.00%, 4/30/2023 (a)	2,547	2,483
Sensata Technologies BV
4.88%, 10/15/2023 (a)	2,800	2,744
5.63%, 11/1/2024 (a)	1,303	1,306
5.00%, 10/1/2025 (a)	554	533
Vertiv Group Corp. 9.25%, 10/15/2024 (a) (d)	2,100	2,048

		16,144

Electronic Equipment, Instruments & Components — 0.1%
Anixter, Inc. 5.50%, 3/1/2023	2,066	2,071
Arrow Electronics, Inc.
4.00%, 4/1/2025	653	628
3.88%, 1/12/2028	221	202
CDW LLC 5.00%, 9/1/2023	1,000	998
5.50%, 12/1/2024	500	500
5.00%, 9/1/2025	3,960	3,861

		8,260

Energy Equipment & Services — 0.4%
Baker Hughes a GE Co. LLC
5.13%, 9/15/2040	903	858
4.08%, 12/15/2047	4,230	3,432
Halliburton Co.
8.75%, 2/15/2021	700	769
3.80%, 11/15/2025	700	674
7.45%, 9/15/2039	250	312
7.60%, 8/15/2096 (a)	275	337
KCA Deutag UK Finance plc (United Kingdom) 7.25%, 5/15/2021 (a)	3,898	3,177
Nabors Industries, Inc.
5.50%, 1/15/2023 (d)	4,378	3,853
5.10%, 9/15/2023	193	162
5.75%, 2/1/2025	1,042	850
Noble Holding International Ltd. 8.95%, 4/1/2045 (c)	1,418	1,141
Oil and Gas Holding Co. BSCC (The) (Bahrain)
7.63%, 11/7/2024 (a)	2,500	2,525
8.38%, 11/7/2028 (a)	2,500	2,480
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	1,051	975
Schlumberger Holdings Corp. 4.00%, 12/21/2025 (a)	8,880	8,707
Schlumberger Investment SA
3.30%, 9/14/2021 (a)	219	218
2.40%, 8/1/2022 (a)	640	612
Telford Offshore Ltd. (United Arab Emirates) Series B, 14.00% (Blend (cash 1.00% + PIK 13.00%)), 2/12/2024 ‡ (e)	646	319
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	1,221	1,190
Transocean Proteus Ltd. 6.25%, 12/1/2024 (a) (d)	2,910	2,852
Transocean, Inc.
9.00%, 7/15/2023 (a) (d)	1,633	1,669
7.50%, 1/15/2026 (a) (d)	3,341	3,107
6.80%, 3/15/2038	2,816	2,013
Unit Corp. 6.63%, 5/15/2021	1,715	1,655
Weatherford International LLC 9.88%, 3/1/2025 (a) (d)	1,180	776
Weatherford International Ltd.
4.50%, 4/15/2022 (d)	1,910	1,261
8.25%, 6/15/2023 (d)	1,310	871
5.95%, 4/15/2042	256	143

		46,938

Entertainment — 0.2%
21st Century Fox America, Inc.
8.88%, 4/26/2023	147	175
7.75%, 1/20/2024	800	932
6.55%, 3/15/2033	500	622
Cinemark USA, Inc.
5.13%, 12/15/2022	410	407
4.88%, 6/1/2023	2,759	2,683
NBCUniversal Media LLC
5.15%, 4/30/2020	1,626	1,667
5.95%, 4/1/2041	810	897
Netflix, Inc.
5.75%, 3/1/2024	3,600	3,672
4.38%, 11/15/2026	2,750	2,530
4.88%, 4/15/2028	1,200	1,107
Viacom, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.88%, 2/28/2057 (i)	5,458	5,246

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
Entertainment — continued
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (d) (i)	2,369	2,270
Walt Disney Co. (The) 1.85%, 7/30/2026	2,189	1,917
Warner Media LLC 5.38%, 10/15/2041	182	173
WMG Acquisition Corp.
5.63%, 4/15/2022 (a)	602	607
4.88%, 11/1/2024 (a)	1,218	1,179
5.50%, 4/15/2026 (a)	2,556	2,479

		28,563

Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp. 4.00%, 6/1/2025	500	485
American Tower Trust #1 3.07%, 3/15/2023 (a)	2,215	2,169
AvalonBay Communities, Inc.
3.50%, 11/15/2025	323	313
2.90%, 10/15/2026	385	356
3.20%, 1/15/2028	900	843
4.15%, 7/1/2047	400	367
Boston Properties LP
5.63%, 11/15/2020	800	827
3.80%, 2/1/2024	1,302	1,281
CyrusOne LP
5.00%, 3/15/2024	3,604	3,577
5.38%, 3/15/2027	1,232	1,207
Duke Realty LP 3.25%, 6/30/2026	180	169
EPR Properties 4.50%, 6/1/2027	849	803
Equinix, Inc.
5.38%, 1/1/2022	208	211
5.75%, 1/1/2025	5,445	5,539
5.88%, 1/15/2026	5,122	5,199
Equity Commonwealth 5.88%, 9/15/2020	1,865	1,909
ERP Operating LP
2.85%, 11/1/2026	735	675
3.50%, 3/1/2028	8,813	8,398
4.15%, 12/1/2028	800	800
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	3,060	2,926
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	599	558
Government Properties Income Trust 3.75%, 8/15/2019	3,700	3,709
HCP, Inc. 3.88%, 8/15/2024	1,064	1,034
Iron Mountain, Inc.
5.75%, 8/15/2024	5,890	5,633
4.88%, 9/15/2027 (a)	60	53
5.25%, 3/15/2028 (a)	1,935	1,751
MGM Growth Properties Operating Partnership LP 5.63%, 5/1/2024	5,554	5,609
National Retail Properties, Inc. 3.60%, 12/15/2026	948	901
Prologis LP 3.75%, 11/1/2025	1,236	1,225
Realty Income Corp.
3.88%, 7/15/2024	2,018	2,006
3.88%, 4/15/2025	840	830
4.65%, 3/15/2047	601	581
Scentre Group Trust 1 (Australia)
2.38%, 11/5/2019 (a) (d)	4,395	4,349
3.50%, 2/12/2025 (a)	1,420	1,348
Senior Housing Properties Trust
3.25%, 5/1/2019	1,000	998
6.75%, 4/15/2020	1,200	1,228
Simon Property Group LP
4.38%, 3/1/2021	492	500
2.50%, 7/15/2021	2,328	2,269
2.75%, 6/1/2023	26,900	25,838
3.30%, 1/15/2026	1,600	1,516
6.75%, 2/1/2040	415	515
Ventas Realty LP
3.75%, 5/1/2024	588	574
3.50%, 2/1/2025	448	426
4.13%, 1/15/2026	304	297
3.85%, 4/1/2027	618	588
VEREIT Operating Partnership LP 4.60%, 2/6/2024	1,670	1,666

		104,056

Food & Staples Retailing — 0.4%
Albertsons Cos. LLC 6.63%, 6/15/2024 (d)	2,515	2,424
Kroger Co. (The)
Series B, 7.70%, 6/1/2029	900	1,086
7.50%, 4/1/2031	1,162	1,406
New Albertsons LP 8.00%, 5/1/2031	3,970	3,355
Sysco Corp.
2.50%, 7/15/2021	575	559
2.60%, 6/12/2022	1,517	1,461
Walgreens Boots Alliance, Inc. 3.80%, 11/18/2024	424	414
Walmart, Inc.
2.55%, 4/11/2023	300	289
3.40%, 6/26/2023	21,815	21,774
2.65%, 12/15/2024	250	238
3.70%, 6/26/2028	20,060	19,858
3.63%, 12/15/2047	1,500	1,340

		54,204

Food Products — 0.2%
Archer-Daniels-Midland Co. 2.50%, 8/11/2026	1,650	1,503
Bunge Ltd. Finance Corp. 3.50%, 11/24/2020	305	303
Cargill, Inc.
3.30%, 3/1/2022 (a)	800	793
3.25%, 3/1/2023 (a)	230	226
4.76%, 11/23/2045 (a)	470	492
Conagra Brands, Inc.
3.80%, 10/22/2021	2,000	1,996

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
Food Products — continued
General Mills, Inc. 3.20%, 4/16/2021 (d)	1,200	1,189
JBS USA LUX SA
7.25%, 6/1/2021 (a)	7,058	7,137
5.88%, 7/15/2024 (a)	3,093	3,040
5.75%, 6/15/2025 (a)	2,533	2,451
6.75%, 2/15/2028 (a)	3,263	3,141
Kraft Heinz Foods Co.
5.00%, 7/15/2035	601	554
6.88%, 1/26/2039	262	293
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024 (a)	1,274	1,229
4.88%, 11/1/2026 (a) (d)	1,279	1,246
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	497	501
Pilgrim’s Pride Corp.
5.75%, 3/15/2025 (a) (d)	3,671	3,570
5.88%, 9/30/2027 (a)	1,266	1,196
Tyson Foods, Inc. 3.95%, 8/15/2024	700	691
Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	1,100	1,079

		32,630

Gas Utilities — 0.1%
AmeriGas Partners LP
5.63%, 5/20/2024	2,982	2,833
5.50%, 5/20/2025	1,201	1,112
5.88%, 8/20/2026	1,475	1,376
5.75%, 5/20/2027	586	529
Atmos Energy Corp.
5.50%, 6/15/2041	860	959
4.15%, 1/15/2043	582	556
4.30%, 10/1/2048	1,250	1,207
Boston Gas Co. 4.49%, 2/15/2042 (a)	369	359
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (a)	1,000	939
CenterPoint Energy Resources Corp. 3.55%, 4/1/2023	975	969
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	470	462
KeySpan Gas East Corp. 2.74%, 8/15/2026 (a)	793	726
ONE Gas, Inc. 4.50%, 11/1/2048	809	800
Southern California Gas Co.
Series TT, 2.60%, 6/15/2026	1,100	1,009
Series VV, 4.30%, 1/15/2049	660	646
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	350	441
4.80%, 3/15/2047 (a)	204	185

		15,108

Health Care Equipment & Supplies — 0.2%
Becton Dickinson and Co. 6.00%, 5/15/2039	400	426
Covidien International Finance SA 4.20%, 6/15/2020	1,600	1,622
Danaher Corp. 3.35%, 9/15/2025	400	392
Hologic, Inc.
4.38%, 10/15/2025 (a)	1,989	1,890
4.63%, 2/1/2028 (a)	1,143	1,069
Medtronic, Inc.
3.63%, 3/15/2024	10,000	9,929
3.50%, 3/15/2025	3,300	3,231
4.38%, 3/15/2035	2,001	2,008
4.63%, 3/15/2045	217	221
Teleflex, Inc.
5.25%, 6/15/2024	1,755	1,764
4.88%, 6/1/2026	659	638
4.63%, 11/15/2027	1,294	1,216

		24,406

Health Care Providers & Services — 1.1%
Aetna, Inc.
2.80%, 6/15/2023	546	517
4.50%, 5/15/2042	224	204
Anthem, Inc.
3.13%, 5/15/2022	577	566
3.30%, 1/15/2023	1,505	1,472
Ascension Health 3.95%, 11/15/2046	687	637
Centene Corp.
5.63%, 2/15/2021	1,845	1,869
4.75%, 5/15/2022	1,884	1,891
6.13%, 2/15/2024	3,677	3,824
5.38%, 6/1/2026 (a)	4,335	4,362
Community Health Systems, Inc.
6.88%, 2/1/2022	5,086	2,519
6.25%, 3/31/2023 (d)	4,012	3,721
8.63%, 1/15/2024 (a)	937	952
8.13%, 6/30/2024 (a) (d)	4,639	3,537
CVS Health Corp.
2.80%, 7/20/2020	2,460	2,427
3.70%, 3/9/2023	25,160	24,759
4.00%, 12/5/2023	1,659	1,647
4.10%, 3/25/2025	1,582	1,558
4.30%, 3/25/2028	362	353
4.78%, 3/25/2038	7,295	6,970
5.05%, 3/25/2048	299	290
Envision Healthcare Corp. 8.75%, 10/15/2026 (a) (d)	1,817	1,703
Express Scripts Holding Co.
3.50%, 6/15/2024	1,250	1,211
4.50%, 2/25/2026	1,000	1,005
HCA, Inc.
4.25%, 10/15/2019	1,050	1,053
6.50%, 2/15/2020	1,885	1,937
5.88%, 3/15/2022	2,557	2,657
4.75%, 5/1/2023	1,176	1,176
5.88%, 5/1/2023	5,799	6,002
5.00%, 3/15/2024	2,050	2,055
5.38%, 2/1/2025	3,078	3,097
5.25%, 4/15/2025	950	959

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
Health Care Providers & Services — continued
5.25%, 6/15/2026	725	730
5.38%, 9/1/2026	2,742	2,715
5.50%, 6/15/2047	2,958	2,847
Kaiser Foundation Hospitals 3.50%, 4/1/2022	400	403
Magellan Health, Inc. 4.40%, 9/22/2024	1,250	1,171
Memorial Sloan-Kettering Cancer Center 4.13%, 7/1/2052	225	215
Series 2015, 4.20%, 7/1/2055	785	756
Mount Sinai Hospitals Group, Inc.
Series 2017, 3.98%, 7/1/2048	666	596
Providence St Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	363	334
Tenet Healthcare Corp.
4.75%, 6/1/2020	210	210
6.00%, 10/1/2020	1,017	1,037
4.50%, 4/1/2021	4,963	4,914
4.38%, 10/1/2021	4,623	4,542
4.63%, 7/15/2024	5,072	4,866
5.13%, 5/1/2025 (d)	1,100	1,043
Texas Health Resources 4.33%, 11/15/2055	1,075	1,036
UnitedHealth Group, Inc.
3.88%, 10/15/2020	12,000	12,112
3.38%, 11/15/2021	806	808
2.88%, 12/15/2021	1,500	1,483
2.75%, 2/15/2023	125	121
3.75%, 7/15/2025	10,000	9,954
4.63%, 7/15/2035	98	102
WellCare Health Plans, Inc. 5.25%, 4/1/2025	4,970	4,927

		143,852

Health Care Technology — 0.0% (b)
IQVIA, Inc.
4.88%, 5/15/2023 (a)	865	860
5.00%, 10/15/2026 (a)	2,575	2,478

		3,338

Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC (Canada) 4.25%, 5/15/2024 (a) (d)	2,374	2,246
Boyd Gaming Corp. 6.00%, 8/15/2026	2,847	2,754
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	2,277	2,368
CCM Merger, Inc. 6.00%, 3/15/2022 (a)	3,646	3,692
Chukchansi Economic Development Authority 9.75%, 5/30/2020 (a) (f)	548	318
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	4,015	4,055
Eldorado Resorts, Inc.
7.00%, 8/1/2023	1,500	1,567
6.00%, 4/1/2025	1,118	1,090
6.00%, 9/15/2026 (a)	558	540
Enterprise Development Authority (The) 12.00%, 7/15/2024 (a)	4,255	4,064
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/2024	1,800	1,716
5.13%, 5/1/2026 (a)	115	113
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	2,997	2,993
Hilton Worldwide Finance LLC 4.63%, 4/1/2025	1,136	1,096
International Game Technology plc
6.25%, 2/15/2022 (a)	4,226	4,353
6.50%, 2/15/2025 (a) (d)	3,377	3,445
Jack Ohio Finance LLC 6.75%, 11/15/2021 (a)	3,419	3,505
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026 (a)	3,631	3,622
McDonald’s Corp. 2.75%, 12/9/2020 (d)	3,600	3,556
MGM Resorts International
8.63%, 2/1/2019	5,000	5,030
6.00%, 3/15/2023	5,410	5,498
4.63%, 9/1/2026 (d)	1,204	1,094
NCL Corp. Ltd. 4.75%, 12/15/2021 (a)	2,374	2,380
Sabre GLBL, Inc.
5.38%, 4/15/2023 (a)	408	406
5.25%, 11/15/2023 ‡ (a)	1,050	1,042
Scientific Games International, Inc. 5.00%, 10/15/2025 (a) (d)	2,357	2,207
Seminole Hard Rock Entertainment, Inc. 5.88%, 5/15/2021 (a)	4,915	4,937
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	3,336	3,194
Speedway Motorsports, Inc. 5.13%, 2/1/2023	420	412
Starbucks Corp. 3.10%, 3/1/2023 (d)	1,010	985
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	1,890	1,748
Wyndham Destinations, Inc.
5.40%, 4/1/2024 (c)	2,785	2,720
6.35%, 10/1/2025 (c)	399	394
5.75%, 4/1/2027 (c)	923	852
Wynn Las Vegas LLC 4.25%, 5/30/2023 (a)	1,861	1,768

		81,760

Household Durables — 0.1%
Lennar Corp.
4.50%, 4/30/2024	667	639
5.88%, 11/15/2024	1,793	1,797
4.75%, 5/30/2025	2,305	2,187
5.25%, 6/1/2026	1,620	1,551
M/I Homes, Inc. 6.75%, 1/15/2021	1,030	1,027

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
Household Durables — continued
PulteGroup, Inc. 5.50%, 3/1/2026		1,665	1,643
Tempur Sealy International, Inc.
5.63%, 10/15/2023		2,000	1,965
5.50%, 6/15/2026		851	802
Toll Brothers Finance Corp.
5.88%, 2/15/2022		524	534
4.38%, 4/15/2023		420	404
5.63%, 1/15/2024		130	130
4.88%, 11/15/2025 (d)		750	713
4.88%, 3/15/2027		830	767

			14,159

Household Products — 0.2%
Colgate-Palmolive Co. 2.25%, 11/15/2022		1,000	962
Kimberly-Clark Corp. 2.40%, 6/1/2023		600	572
Procter & Gamble - ESOP Series A, 9.36%, 1/1/2021		279	296
Procter & Gamble Co. (The) 2.45%, 11/3/2026		2,255	2,078
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.75%, 6/26/2024 (a)		19,530	18,377
Spectrum Brands, Inc. 5.75%, 7/15/2025		2,874	2,719

			25,004

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.
4.50%, 3/15/2023		1,220	1,209
5.50%, 4/15/2025		615	620
6.00%, 5/15/2026		3,044	3,135
Calpine Corp.
5.88%, 1/15/2024 (a)		5,027	5,027
5.25%, 6/1/2026 (a)		1,012	941
Cemig Geracao e Transmissao SA (Brazil) 9.25%, 12/5/2024 (a)		1,100	1,168
Clearway Energy Operating LLC
5.38%, 8/15/2024		555	526
5.00%, 9/15/2026		3,740	3,394
Cometa Energia SA de CV (Mexico) 6.38%, 4/24/2035 (a)		2,606	2,414
Exelon Generation Co. LLC 6.25%, 10/1/2039		200	207
NRG Energy, Inc.
7.25%, 5/15/2026		4,171	4,411
6.63%, 1/15/2027		2,581	2,629
5.75%, 1/15/2028		826	805
Talen Energy Supply LLC 6.50%, 6/1/2025		3,424	2,487

			28,973

Industrial Conglomerates — 0.0% (b)
General Electric Co.
Series 15BR, 2.22%, 11/20/2020	JPY	100,000	891
5.88%, 1/14/2038		1,942	1,804

			2,695

Insurance — 0.8%
Aflac, Inc. 4.75%, 1/15/2049		1,900	1,875
AIA Group Ltd. (Hong Kong)
3.20%, 3/11/2025 (a)		505	477
3.90%, 4/6/2028 (a)		2,495	2,464
Allstate Corp. (The) 3.15%, 6/15/2023		651	642
American Financial Group, Inc. 3.50%, 8/15/2026		1,600	1,480
American International Group, Inc.
2.30%, 7/16/2019		1,500	1,491
3.88%, 1/15/2035		2,041	1,749
4.70%, 7/10/2035		1,200	1,111
Aon Corp. 6.25%, 9/30/2040		240	279
Athene Global Funding
2.75%, 4/20/2020 (a)		1,407	1,388
4.00%, 1/25/2022 (a)		883	886
3.00%, 7/1/2022 (a)		1,482	1,438
Berkshire Hathaway Finance Corp. 5.75%, 1/15/2040		500	572
Chubb INA Holdings, Inc.
2.88%, 11/3/2022		2,067	2,023
3.15%, 3/15/2025		1,000	960
CNA Financial Corp. 3.95%, 5/15/2024		373	367
CNO Financial Group, Inc. 5.25%, 5/30/2025		3,515	3,434
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)		2,829	2,772
Great-West Lifeco Finance 2018 LP (Canada) 4.58%, 5/17/2048 (a)		406	393
Great-West Lifeco Finance Delaware LP (Canada) 4.15%, 6/3/2047 (a)		1,844	1,676
Guardian Life Global Funding
2.50%, 5/8/2022 (a)		900	871
3.40%, 4/25/2023 (a)		16,285	16,112
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)		271	258
Jackson National Life Global Funding
2.20%, 1/30/2020 (a)		400	395
2.50%, 6/27/2022 (a)		4,000	3,850
3.25%, 1/30/2024 (a)		575	555
3.88%, 6/11/2025 (a)		12,637	12,582
John Hancock Life Insurance Co. 7.38%, 2/15/2024 (a)		2,550	2,930
Liberty Mutual Group, Inc.
7.00%, 3/15/2034 (a)		100	119
7.80%, 3/15/2037 (a)		920	1,030
6.50%, 5/1/2042 (a) (d)		375	438
Lincoln National Corp. 3.35%, 3/9/2025		1,100	1,055

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
Insurance — continued
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	2,684	2,686
Marsh & McLennan Cos., Inc.
2.35%, 3/6/2020	1,271	1,255
2.75%, 1/30/2022	433	421
Massachusetts Mutual Life Insurance Co. 5.38%, 12/1/2041 (a)	152	165
MassMutual Global Funding II
2.50%, 10/17/2022 (a)	2,085	2,008
2.75%, 6/22/2024 (a)	2,000	1,899
2.95%, 1/11/2025 (a)	1,200	1,143
MetLife, Inc.
3.00%, 3/1/2025	535	507
6.50%, 12/15/2032	700	849
4.13%, 8/13/2042	869	793
Metropolitan Life Global Funding I
2.30%, 4/10/2019 (a)	400	399
1.55%, 9/13/2019 (a)	924	914
1.95%, 9/15/2021 (a)	4,398	4,216
3.88%, 4/11/2022 (a)	649	654
3.00%, 1/10/2023 (a)	1,820	1,769
Metropolitan Life Insurance Co. 7.80%, 11/1/2025 (a)	1,650	1,972
New York Life Global Funding
2.15%, 6/18/2019 (a)	2,039	2,029
1.95%, 2/11/2020 (a)	968	954
1.70%, 9/14/2021 (a)	1,600	1,530
3.00%, 1/10/2028 (a)	2,831	2,646
New York Life Insurance Co. 6.75%, 11/15/2039 (a)	303	388
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	800	806
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (i)	397	345
Pricoa Global Funding I 2.20%, 6/3/2021 (a)	1,337	1,297
Principal Life Global Funding II 3.00%, 4/18/2026 (a)	586	550
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (h) (i) (j)	600	585
Protective Life Corp. 4.30%, 9/30/2028 (a)	700	682
Prudential Financial, Inc.
5.38%, 6/21/2020	205	211
3.91%, 12/7/2047	2,259	1,942
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	183
Reliance Standard Life Global Funding II 3.85%, 9/19/2023 (a)	1,420	1,411
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (a)	500	511
4.27%, 5/15/2047 (a)	800	751
Torchmark Corp. 4.55%, 9/15/2028	600	600
Travelers Property Casualty Corp. 7.75%, 4/15/2026	700	854

		107,597

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
3.30%, 12/5/2021 (d)	500	502
2.80%, 8/22/2024	612	585
3.15%, 8/22/2027	2,000	1,900
4.80%, 12/5/2034	1,523	1,600
4.25%, 8/22/2057	900	844
Booking Holdings, Inc. 2.75%, 3/15/2023	357	341

		5,772

IT Services — 0.2%
Alliance Data Systems Corp. 5.38%, 8/1/2022 (a)	5,959	5,929
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	1,787	1,682
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025 (a)	1,061	1,029
DXC Technology Co. 4.25%, 4/15/2024	517	506
First Data Corp.
5.38%, 8/15/2023 (a)	1,437	1,446
5.00%, 1/15/2024 (a)	6,980	6,884
5.75%, 1/15/2024 (a)	500	502
Gartner, Inc. 5.13%, 4/1/2025 (a)	1,753	1,729
IBM Credit LLC
2.65%, 2/5/2021	1,000	984
3.00%, 2/6/2023	2,000	1,939
VeriSign, Inc.
5.25%, 4/1/2025	120	121
4.75%, 7/15/2027	1,156	1,102
Visa, Inc.
2.80%, 12/14/2022	1,350	1,320
4.15%, 12/14/2035	760	765
Western Union Co. (The)
3.60%, 3/15/2022 (d)	1,200	1,188
6.20%, 6/21/2040	300	286

		27,412

Leisure Products — 0.0% (b)
Mattel, Inc.
3.15%, 3/15/2023	1,100	935
6.75%, 12/31/2025 (a)	1,045	985

		1,920

Machinery — 0.1%
ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023 (a)	1,300	1,329
Briggs & Stratton Corp. 6.88%, 12/15/2020	1,515	1,576
Caterpillar, Inc.
2.60%, 6/26/2022	198	191
3.80%, 8/15/2042	680	615

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
Machinery — continued
Illinois Tool Works, Inc.
4.88%, 9/15/2041	105	112
3.90%, 9/1/2042	1,999	1,887
Ingersoll-Rand Co. 7.20%, 6/1/2025	105	114
Parker-Hannifin Corp.
3.30%, 11/21/2024	438	429
6.25%, 5/15/2038	440	535
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)	1,015	1,002
Tennant Co. 5.63%, 5/1/2025	2,811	2,723

		10,513

Media — 1.4%
Altice Luxembourg SA (Luxembourg) 7.63%, 2/15/2025 (a) (d)	3,975	3,220
AMC Networks, Inc.
5.00%, 4/1/2024	2,596	2,495
4.75%, 8/1/2025	1,693	1,575
Charter Communications Operating LLC 4.91%, 7/23/2025	14,431	14,367
Clear Channel Worldwide Holdings, Inc.
Series B, 6.50%, 11/15/2022	2,223	2,257
Comcast Corp.
3.45%, 10/1/2021	10,845	10,857
3.60%, 3/1/2024	240	238
3.38%, 2/15/2025	9,000	8,712
3.38%, 8/15/2025	15,381	14,795
3.95%, 10/15/2025	712	710
3.15%, 3/1/2026	758	712
3.15%, 2/15/2028	3,500	3,216
3.55%, 5/1/2028	1,772	1,676
4.15%, 10/15/2028	9,600	9,519
4.20%, 8/15/2034	3,819	3,614
6.50%, 11/15/2035	435	510
3.90%, 3/1/2038	7,489	6,736
4.60%, 10/15/2038 (d)	865	847
4.60%, 8/15/2045	2,405	2,306
3.40%, 7/15/2046	5,000	4,003
3.97%, 11/1/2047	111	96
4.70%, 10/15/2048	5,140	5,016
4.00%, 11/1/2049	135	117
4.95%, 10/15/2058	4,090	4,017
CSC Holdings LLC
5.38%, 7/15/2023 (a)	4,725	4,690
5.25%, 6/1/2024 (d)	4,373	4,154
6.63%, 10/15/2025 (a)	2,795	2,906
10.88%, 10/15/2025 (a)	3,471	4,000
5.50%, 5/15/2026 (a)	4,292	4,157
5.50%, 4/15/2027 (a) (d)	3,352	3,218
5.38%, 2/1/2028 (a)	795	747
DISH DBS Corp.
5.13%, 5/1/2020	1,365	1,362
6.75%, 6/1/2021	1,569	1,594
5.88%, 7/15/2022	5,187	4,947
5.00%, 3/15/2023	3,372	2,950
5.88%, 11/15/2024	3,954	3,371
7.75%, 7/1/2026	8,542	7,576
Gray Television, Inc. 5.13%, 10/15/2024 (a)	1,200	1,149
iHeartCommunications, Inc. 9.00%, 12/15/2019 (f)	10,505	7,511
Lamar Media Corp.
5.00%, 5/1/2023	1,250	1,247
5.38%, 1/15/2024	1,680	1,692
5.75%, 2/1/2026	2,267	2,307
Liberty Interactive LLC 8.25%, 2/1/2030	470	486
Outfront Media Capital LLC
5.25%, 2/15/2022	1,500	1,506
5.63%, 2/15/2024	500	500
Sirius XM Radio, Inc.
4.63%, 5/15/2023 (a)	3,380	3,284
6.00%, 7/15/2024 (a)	1,800	1,843
5.38%, 4/15/2025 (a)	2,645	2,605
5.38%, 7/15/2026 (a) (d)	1,360	1,324
5.00%, 8/1/2027 (a)	790	743
TEGNA, Inc.
6.38%, 10/15/2023	3,375	3,451
5.50%, 9/15/2024 (a)	1,435	1,439
Time Warner Cable LLC 7.30%, 7/1/2038	335	362
Unitymedia GmbH (Germany) 6.13%, 1/15/2025 (a)	1,520	1,550
Unitymedia Hessen GmbH & Co. KG (Germany) 5.00%, 1/15/2025 (a)	3,665	3,683
UPCB Finance IV Ltd. (Netherlands) 5.38%, 1/15/2025 (a)	1,760	1,689
Videotron Ltd. (Canada)
5.00%, 7/15/2022	700	697
5.38%, 6/15/2024 (a)	3,057	3,049
5.13%, 4/15/2027 (a)	1,298	1,230
Ziggo BV (Netherlands) 5.50%, 1/15/2027 (a)	3,330	3,101

		193,731

Metals & Mining — 0.6%
AK Steel Corp. 7.00%, 3/15/2027 (d)	470	390
Alcoa Nederland Holding BV
6.75%, 9/30/2024 (a)	1,784	1,842
7.00%, 9/30/2026 (a)	2,150	2,231
BHP Billiton Finance USA Ltd. (Australia) 5.00%, 9/30/2043	1,000	1,057
Carpenter Technology Corp. 4.45%, 3/1/2023	1,770	1,757
Cleveland-Cliffs, Inc. 4.88%, 1/15/2024 (a)	1,255	1,173
Commercial Metals Co.
4.88%, 5/15/2023	2,566	2,457
5.38%, 7/15/2027	813	742

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
Metals & Mining — continued
FMG Resources August 2006 Pty. Ltd. (Australia)
4.75%, 5/15/2022 (a)	2,004	1,924
5.13%, 3/15/2023 (a)	325	308
5.13%, 5/15/2024 (a) (d)	1,453	1,353
Freeport-McMoRan, Inc.
4.00%, 11/14/2021	3,120	3,038
3.55%, 3/1/2022	3,086	2,936
3.88%, 3/15/2023	11,085	10,323
4.55%, 11/14/2024 (d)	1,470	1,365
5.40%, 11/14/2034	1,395	1,175
5.45%, 3/15/2043	3,165	2,587
Glencore Finance Canada Ltd. (Switzerland) 6.90%, 11/15/2037 (a)	100	108
Glencore Funding LLC (Switzerland)
4.63%, 4/29/2024 (a)	300	298
3.88%, 10/27/2027 (a)	9,185	8,228
Hecla Mining Co. 6.88%, 5/1/2021	1,350	1,343
Indonesia Asahan Aluminium Persero PT (Indonesia)
5.71%, 11/15/2023 (a)	4,130	4,204
6.53%, 11/15/2028 (a)	1,200	1,235
6.76%, 11/15/2048 (a)	2,400	2,368
Kaiser Aluminum Corp. 5.88%, 5/15/2024	916	911
Nexa Resources Peru SAA (Peru) 4.63%, 3/28/2023 (k)	200	193
Northwest Acquisitions ULC 7.13%, 11/1/2022 (a)	1,020	1,010
Nucor Corp.
4.00%, 8/1/2023	1,000	1,011
6.40%, 12/1/2037	1,910	2,259
Steel Dynamics, Inc.
5.13%, 10/1/2021 (d)	567	568
5.25%, 4/15/2023	420	419
5.50%, 10/1/2024	870	868
4.13%, 9/15/2025	3,721	3,419
5.00%, 12/15/2026	885	851
Teck Resources Ltd. (Canada)
6.13%, 10/1/2035	11,959	11,959
5.40%, 2/1/2043	525	467
Vale Canada Ltd. (Brazil) 7.20%, 9/15/2032	700	763

		79,140

Multiline Retail — 0.0% (b)
Macy’s Retail Holdings, Inc. 6.90%, 4/1/2029	475	499
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/2021 (a)	9,840	4,772

		5,271

Multi-Utilities — 0.3%
Berkshire Hathaway Energy Co.
2.80%, 1/15/2023	8,215	7,965
3.50%, 2/1/2025	1,037	1,019
3.25%, 4/15/2028	800	753
6.13%, 4/1/2036	1,349	1,576
3.80%, 7/15/2048	6,195	5,335
CMS Energy Corp. 3.88%, 3/1/2024	1,000	993
Consolidated Edison Co. of New York, Inc.
3.80%, 5/15/2028	9,770	9,731
Series 06-E, 5.70%, 12/1/2036	400	444
Series 09-C, 5.50%, 12/1/2039	300	332
Series 2017, 3.88%, 6/15/2047	1,000	890
Series E, 4.65%, 12/1/2048	1,700	1,698
4.50%, 5/15/2058	808	746
Consumers Energy Co.
4.05%, 5/15/2048 (d)	400	383
4.35%, 4/15/2049	500	497
4.35%, 8/31/2064	491	465
Dominion Energy, Inc.
Series C, 2.00%, 8/15/2021	803	765
Series F, 5.25%, 8/1/2033	785	823
7.00%, 6/15/2038	400	483
Series C, 4.90%, 8/1/2041	46	45
NiSource, Inc. 6.25%, 12/15/2040	1,721	1,972
Puget Sound Energy, Inc. 5.76%, 7/15/2040	900	1,050
San Diego Gas & Electric Co.
6.00%, 6/1/2026	685	779
6.00%, 6/1/2039	500	580
4.50%, 8/15/2040	249	247
Sempra Energy 9.80%, 2/15/2019	589	597

		40,168

Oil, Gas & Consumable Fuels — 2.8%
Aker BP ASA (Norway) 5.88%, 3/31/2025 (a)	1,822	1,817
Anadarko Holding Co. 7.15%, 5/15/2028	278	304
Anadarko Petroleum Corp.
8.70%, 3/15/2019	225	228
6.95%, 6/15/2019	350	356
7.95%, 6/15/2039	100	119
ANR Pipeline Co. 9.63%, 11/1/2021	250	288
Antero Resources Corp.
5.38%, 11/1/2021	3,403	3,390
5.13%, 12/1/2022	5,177	5,074
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	610	585
BP Capital Markets America, Inc.
3.80%, 9/21/2025	1,500	1,485
4.23%, 11/6/2028	13,770	13,823
BP Capital Markets plc (United Kingdom)
4.75%, 3/10/2019	515	517
3.25%, 5/6/2022	385	380
3.99%, 9/26/2023	11,930	12,015
3.81%, 2/10/2024	612	610
3.22%, 4/14/2024	3,265	3,167
3.54%, 11/4/2024	1,800	1,766
3.02%, 1/16/2027	1,325	1,220
3.28%, 9/19/2027	727	678

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
Buckeye Partners LP (ICE LIBOR USD 3 Month + 4.02%), 6.38%, 1/22/2078 (i)	1,316	1,140
California Resources Corp. 8.00%, 12/15/2022 (a) (d)	2,342	1,780
Canadian Natural Resources Ltd. (Canada) 6.45%, 6/30/2033	830	942
Cenovus Energy, Inc. (Canada)
4.45%, 9/15/2042	294	218
5.20%, 9/15/2043	4,000	3,380
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/2024	2,295	2,473
5.88%, 3/31/2025	5,729	5,901
5.13%, 6/30/2027	2,000	1,937
Cheniere Energy Partners LP
5.25%, 10/1/2025	3,611	3,516
5.63%, 10/1/2026 (a)	1,678	1,632
Chevron Corp.
2.36%, 12/5/2022	540	516
2.57%, 5/16/2023	2,500	2,396
2.90%, 3/3/2024	21,445	20,659
2.95%, 5/16/2026	3,050	2,870
CNOOC Finance 2015 USA LLC (China) 3.50%, 5/5/2025	1,243	1,189
CNOOC Finance Ltd. (China) 3.00%, 5/9/2023 (d)	4,100	3,929
CNOOC Nexen Finance 2014 ULC (China) 4.25%, 4/30/2024	1,026	1,029
DCP Midstream Operating LP
4.75%, 9/30/2021 (a)	1,116	1,113
4.95%, 4/1/2022	522	521
3.88%, 3/15/2023	6,684	6,400
5.38%, 7/15/2025	1,055	1,056
6.75%, 9/15/2037 (a)	800	806
Diamondback Energy, Inc.
4.75%, 11/1/2024 (a)	3,525	3,419
4.75%, 11/1/2024	1,161	1,126
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	3,550	3,692
5.38%, 6/26/2026	735	729
Empresa Nacional del Petroleo (Chile) 5.25%, 11/6/2029 (a)	1,950	1,921
Enbridge, Inc. (Canada) 4.50%, 6/10/2044	125	111
Encana Corp. (Canada)
6.50%, 5/15/2019	150	152
7.38%, 11/1/2031	175	203
6.50%, 8/15/2034	1,000	1,067
6.63%, 8/15/2037	148	160
Energy Transfer LP
4.25%, 3/15/2023	4,752	4,621
5.88%, 1/15/2024	4,900	5,053
5.50%, 6/1/2027 (d)	3,065	3,058
Energy Transfer Operating LP 3.60%, 2/1/2023	1,146	1,106
4.90%, 2/1/2024	200	201
4.75%, 1/15/2026	7,346	7,111
7.50%, 7/1/2038	300	327
6.05%, 6/1/2041	1,566	1,486
Eni SpA (Italy) 5.70%, 10/1/2040 (a)	1,210	1,187
Eni USA, Inc. (United Kingdom) 7.30%, 11/15/2027	500	570
EnLink Midstream Partners LP 2.70%, 4/1/2019	841	835
4.40%, 4/1/2024	2,149	2,051
4.15%, 6/1/2025	2,701	2,445
4.85%, 7/15/2026	1,665	1,522
5.60%, 4/1/2044	1,930	1,504
Enterprise Products Operating LLC
3.35%, 3/15/2023	1,252	1,224
3.75%, 2/15/2025	582	568
3.70%, 2/15/2026	1,026	988
Series J, 5.75%, 3/1/2035	800	823
6.45%, 9/1/2040	375	423
5.95%, 2/1/2041	333	358
4.95%, 10/15/2054	330	304
EOG Resources, Inc. 4.10%, 2/1/2021	1,700	1,717
EP Energy LLC
9.38%, 5/1/2024 (a)	4,855	2,670
8.00%, 11/29/2024 (a) (d)	1,280	1,114
7.75%, 5/15/2026 (a)	1,260	1,213
Equinor ASA (Norway)
3.15%, 1/23/2022	790	782
2.45%, 1/17/2023	263	252
2.65%, 1/15/2024	2,179	2,079
7.15%, 11/15/2025	585	690
Gulfport Energy Corp.
6.38%, 5/15/2025	1,000	907
6.38%, 1/15/2026	1,018	909
Hilcorp Energy I LP
5.00%, 12/1/2024 (a)	1,148	1,042
6.25%, 11/1/2028 (a)	1,950	1,828
KazMunayGas National Co. JSC (Kazakhstan)
3.88%, 4/19/2022 (k)	5,270	5,138
6.38%, 10/24/2048 (a)	2,340	2,254
Kerr-McGee Corp. 7.88%, 9/15/2031	800	962
Marathon Oil Corp. 6.80%, 3/15/2032	500	567
MPLX LP
4.13%, 3/1/2027	7,150	6,704
5.20%, 3/1/2047	323	291
Murphy Oil Corp. 4.45%, 12/1/2022 (c)	2,303	2,212
Newfield Exploration Co.
5.75%, 1/30/2022	2,228	2,273
5.38%, 1/1/2026	1,311	1,306
NGPL PipeCo LLC
4.38%, 8/15/2022 (a) (d)	2,285	2,251
4.88%, 8/15/2027 (a)	1,835	1,752

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
Noble Energy, Inc. 5.25%, 11/15/2043	6,250	5,574
NuStar Logistics LP
6.75%, 2/1/2021	1,046	1,070
4.75%, 2/1/2022	2,278	2,175
5.63%, 4/28/2027	1,003	948
Oasis Petroleum, Inc.
6.88%, 3/15/2022 (d)	1,226	1,211
6.88%, 1/15/2023	1,166	1,148
Occidental Petroleum Corp.
2.70%, 2/15/2023	504	483
3.40%, 4/15/2026	2,300	2,219
4.20%, 3/15/2048	500	463
ONEOK Partners LP 6.65%, 10/1/2036	1,465	1,599
ONEOK, Inc. 7.50%, 9/1/2023	3,050	3,441
PBF Holding Co. LLC
7.00%, 11/15/2023	533	533
7.25%, 6/15/2025	1,431	1,417
Peabody Energy Corp.
6.00%, 3/31/2022 (a)	935	924
6.38%, 3/31/2025 (a)	1,390	1,334
Penn Virginia Corp.
7.25%, 4/15/2019 ‡ (f)	2,000	7
8.50%, 5/1/2020 ‡ (f)	1,000	3
Pertamina Persero PT (Indonesia)
5.25%, 5/23/2021 (k)	2,700	2,744
6.45%, 5/30/2044 (k)	2,200	2,236
Petrobras Global Finance BV (Brazil) 6.00%, 1/27/2028	1,850	1,737
Petro-Canada (Canada)
7.88%, 6/15/2026	1,937	2,354
6.80%, 5/15/2038	1,215	1,409
Petroleos del Peru SA (Peru)
4.75%, 6/19/2032 (a)	1,670	1,549
5.63%, 6/19/2047 (a)	1,760	1,666
Petroleos Mexicanos (Mexico) (ICE LIBOR USD 3 Month + 3.65%),
5.98%, 3/11/2022 (i)	10,631	10,679
5.38%, 3/13/2022	1,860	1,819
4.63%, 9/21/2023	333	309
6.88%, 8/4/2026	962	922
6.50%, 3/13/2027	4,018	3,759
6.50%, 1/23/2029 (a)	1,310	1,203
5.63%, 1/23/2046	1,100	827
6.75%, 9/21/2047	634	525
6.35%, 2/12/2048 (a)	660	525
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad and Tobago) 9.75%, 8/14/2019 (k)	150	145
Phillips 66
3.90%, 3/15/2028	500	474
4.65%, 11/15/2034	1,000	962
QEP Resources, Inc.
6.88%, 3/1/2021	978	1,024
5.38%, 10/1/2022	2,494	2,457
5.25%, 5/1/2023	2,196	2,092
5.63%, 3/1/2026 (d)	673	615
Range Resources Corp.
5.75%, 6/1/2021	200	199
5.00%, 8/15/2022	2,778	2,632
5.00%, 3/15/2023	1,658	1,564
Seven Generations Energy Ltd. (Canada) 5.38%, 9/30/2025 (a)	3,243	3,016
SM Energy Co.
6.13%, 11/15/2022	1,077	1,061
6.75%, 9/15/2026 (d)	2,489	2,389
6.63%, 1/15/2027 (d)	1,293	1,235
Southwestern Energy Co. 7.50%, 4/1/2026	4,934	4,971
Spectra Energy Partners LP 4.50%, 3/15/2045	1,140	996
Suncor Energy, Inc. (Canada) 7.15%, 2/1/2032	148	183
Sunoco Logistics Partners Operations LP
4.25%, 4/1/2024	464	454
5.35%, 5/15/2045	2,000	1,737
Sunoco LP
4.88%, 1/15/2023 (a)	3,293	3,211
5.50%, 2/15/2026 (a)	1,861	1,773
5.88%, 3/15/2028 (a)	643	608
Tallgrass Energy Partners LP
5.50%, 9/15/2024 (a)	1,808	1,813
5.50%, 1/15/2028 (a)	1,975	1,940
Talos Production LLC 11.00%, 4/3/2022	5	6
Targa Resources Partners LP
5.25%, 5/1/2023	2,485	2,479
4.25%, 11/15/2023	3,426	3,250
5.13%, 2/1/2025	3,895	3,759
5.88%, 4/15/2026 (a)	1,345	1,338
5.38%, 2/1/2027	535	514
5.00%, 1/15/2028	870	804
TC PipeLines LP 3.90%, 5/25/2027	422	391
TerraForm Power Operating LLC
4.25%, 1/31/2023 (a)	1,872	1,778
6.62%, 6/15/2025 (a) (c)	188	194
5.00%, 1/31/2028 (a)	1,468	1,314
Texas Eastern Transmission LP 3.50%, 1/15/2028 (a)	375	346
Total Capital International SA (France)
2.75%, 6/19/2021 (d)	3,165	3,122
3.70%, 1/15/2024	21,800	21,919
TransCanada PipeLines Ltd. (Canada)
2.50%, 8/1/2022	285	271
3.75%, 10/16/2023	1,840	1,817
4.25%, 5/15/2028	1,000	972
5.85%, 3/15/2036	1,192	1,249
6.20%, 10/15/2037	1,000	1,092
4.75%, 5/15/2038 (d)	1,000	941
7.25%, 8/15/2038	926	1,120

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
TransMontaigne Partners LP 6.13%, 2/15/2026	966	879
Ultra Resources, Inc.
6.88%, 4/15/2022 ‡ (a)	11,963	7,297
7.13%, 4/15/2025 ‡ (a)	14,276	7,995
Western Gas Partners LP 4.00%, 7/1/2022	446	438
Whiting Petroleum Corp. 6.63%, 1/15/2026 (d)	1,488	1,432
Williams Cos., Inc. (The) 4.00%, 9/15/2025	8,250	7,934
WPX Energy, Inc. 5.75%, 6/1/2026	1,806	1,734

		377,231

Paper & Forest Products — 0.0% (b)
Clearwater Paper Corp.
4.50%, 2/1/2023	2,434	2,203
5.38%, 2/1/2025 (a) (d)	1,888	1,718

		3,921

Pharmaceuticals — 0.7%
Allergan, Inc. 2.80%, 3/15/2023	500	475
Bausch Health Cos., Inc.
6.50%, 3/15/2022 (a)	2,599	2,687
7.00%, 3/15/2024 (a)	7,633	7,986
5.50%, 11/1/2025 (a)	7,112	6,987
Bayer US Finance II LLC (Germany) 4.70%, 7/15/2064 (a)	705	555
Bayer US Finance LLC (Germany) 2.38%, 10/8/2019 (a)	1,100	1,090
Concordia International Corp. (Canada) 8.00%, 9/6/2024	4,708	4,532
Eli Lilly & Co. 2.75%, 6/1/2025	18,140	17,164
Endo Dac 5.88%, 10/15/2024 (a) (d)	1,586	1,575
GlaxoSmithKline Capital, Inc. (United Kingdom)
3.63%, 5/15/2025	8,590	8,542
3.88%, 5/15/2028	20,000	19,943
5.38%, 4/15/2034	400	449
6.38%, 5/15/2038	920	1,136
Johnson & Johnson
2.63%, 1/15/2025	1,004	957
2.45%, 3/1/2026	2,000	1,858
3.40%, 1/15/2038	926	844
Merck & Co., Inc. 2.80%, 5/18/2023	562	547
Novartis Capital Corp. (Switzerland) 3.00%, 11/20/2025	2,705	2,563
Pfizer, Inc. 2.75%, 6/3/2026	1,500	1,413
Pharmacia LLC 6.60%, 12/1/2028 (c)	745	893
Roche Holdings, Inc. (Switzerland) 2.25%, 9/30/2019 (a)	450	447
Sanofi (France) 4.00%, 3/29/2021	13,773	13,989

		96,632

Professional Services — 0.0% (b)
AMN Healthcare, Inc. 5.13%, 10/1/2024 (a)	5,079	4,863

Real Estate Management & Development — 0.0% (b)
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	1,545	1,466
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)
3.13%, 3/20/2022 (a)	579	569
3.88%, 3/20/2027 (a)	603	589

		2,624

Road & Rail — 0.4%
Avis Budget Car Rental LLC 5.25%, 3/15/2025 (a)	3,424	3,052
Avolon Holdings Funding Ltd. (Ireland) 5.50%, 1/15/2023 (a)	150	150
Burlington Northern Santa Fe LLC
3.05%, 9/1/2022	2,500	2,458
3.00%, 3/15/2023	162	158
6.70%, 8/1/2028	1,150	1,391
7.08%, 5/13/2029	100	123
6.15%, 5/1/2037	750	887
4.38%, 9/1/2042	510	499
4.70%, 9/1/2045 (d)	6,630	6,732
Canadian Pacific Railway Co. (Canada)
7.25%, 5/15/2019	165	168
9.45%, 8/1/2021	280	320
4.50%, 1/15/2022	1,680	1,716
6.13%, 9/15/2115	1,456	1,647
CSX Corp. 3.25%, 6/1/2027	583	542
DAE Funding LLC (United Arab Emirates)
5.75%, 11/15/2023 (a)	2,750	2,702
5.00%, 8/1/2024 (a)	2,253	2,109
ERAC USA Finance LLC
3.30%, 10/15/2022 (a)	200	196
2.70%, 11/1/2023 (a)	470	443
6.70%, 6/1/2034 (a)	800	932
7.00%, 10/15/2037 (a)	291	358
JB Hunt Transport Services, Inc. 3.85%, 3/15/2024	460	460
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan) 4.85%, 11/17/2027 (a)	521	496
Norfolk Southern Corp.
3.25%, 12/1/2021	1,415	1,405
2.90%, 2/15/2023	462	448
4.05%, 8/15/2052	500	440
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022 (a)	4,927	4,927
4.50%, 3/15/2023 (a)	5,668	5,512
5.50%, 2/15/2024 (a)	3,739	3,762

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
Road & Rail — continued
Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (a)	1,767	1,749
Ryder System, Inc.
2.45%, 9/3/2019	325	323
2.65%, 3/2/2020	840	832
3.50%, 6/1/2021 (d)	555	552
SMBC Aviation Capital Finance DAC (Ireland) 4.13%, 7/15/2023 (a)	1,100	1,090

		48,579

Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc. 4.50%, 12/5/2036	563	527
Broadcom Corp. 3.63%, 1/15/2024	2,108	1,994
Entegris, Inc. 4.63%, 2/10/2026 (a)	1,240	1,148
Intel Corp.
3.10%, 7/29/2022	605	600
2.88%, 5/11/2024	565	543
3.70%, 7/29/2025	17,737	17,569
2.60%, 5/19/2026	825	763
3.73%, 12/8/2047	1,115	992
QUALCOMM, Inc.
2.60%, 1/30/2023	139	132
2.90%, 5/20/2024	4,500	4,246
3.25%, 5/20/2027	1,003	920
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (a)	2,328	2,370
Texas Instruments, Inc.
2.90%, 11/3/2027	1,000	931
4.15%, 5/15/2048	300	289

		33,024

Software — 0.7%
Fair Isaac Corp. 5.25%, 5/15/2026 (a)	2,330	2,298
Infor US, Inc. 5.75%, 8/15/2020 (a)	1,155	1,164
j2 Cloud Services LLC 6.00%, 7/15/2025 (a)	2,018	2,018
Microsoft Corp.
2.38%, 2/12/2022	25	24
2.65%, 11/3/2022	5,265	5,144
2.38%, 5/1/2023	11	11
2.88%, 2/6/2024	1,045	1,015
3.13%, 11/3/2025	3,000	2,910
2.40%, 8/8/2026	5,000	4,583
3.30%, 2/6/2027	446	434
3.50%, 2/12/2035	4,989	4,672
4.20%, 11/3/2035	435	441
3.45%, 8/8/2036	2,000	1,849
4.10%, 2/6/2037	870	872
4.50%, 10/1/2040	2,595	2,728
4.50%, 2/6/2057	3,762	3,869
Nuance Communications, Inc. 5.63%, 12/15/2026	4,966	4,769
Open Text Corp. (Canada)
5.63%, 1/15/2023 (a)	787	799
5.88%, 6/1/2026 (a)	4,331	4,363
Oracle Corp.
2.50%, 5/15/2022	787	763
2.50%, 10/15/2022 (d)	1,821	1,751
2.63%, 2/15/2023	20,150	19,457
2.40%, 9/15/2023	495	469
2.95%, 11/15/2024	1,000	957
4.30%, 7/8/2034	4,818	4,735
3.90%, 5/15/2035	1,500	1,400
5.38%, 7/15/2040	241	267
4.00%, 7/15/2046	9,500	8,628
4.38%, 5/15/2055	5,215	4,914
salesforce.com, Inc. 3.70%, 4/11/2028	1,100	1,084
Symantec Corp. 5.00%, 4/15/2025 (a)	6,031	5,839

		94,227

Specialty Retail — 0.5%
Caleres, Inc. 6.25%, 8/15/2023	2,535	2,567
Group 1 Automotive, Inc. 5.25%, 12/15/2023 (a)	4,396	4,253
Home Depot, Inc. (The)
2.63%, 6/1/2022	734	719
2.13%, 9/15/2026	10,480	9,307
2.80%, 9/14/2027	1,000	926
3.90%, 12/6/2028	7,190	7,206
3.50%, 9/15/2056	2,800	2,277
L Brands, Inc.
5.25%, 2/1/2028	1,269	1,119
6.88%, 11/1/2035	963	821
6.75%, 7/1/2036	2,150	1,790
Lowe’s Cos., Inc.
3.13%, 9/15/2024	665	648
3.38%, 9/15/2025	1,262	1,224
2.50%, 4/15/2026	13,060	11,875
3.70%, 4/15/2046	5,000	4,266
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	185	172
Party City Holdings, Inc. 6.63%, 8/1/2026 (a) (d)	1,824	1,760
Penske Automotive Group, Inc. 5.50%, 5/15/2026	2,069	1,914
PetSmart, Inc.
7.13%, 3/15/2023 (a) (d)	1,950	1,307
5.88%, 6/1/2025 (a)	2,780	2,127
8.88%, 6/1/2025 (a) (d)	2,535	1,717
Sally Holdings LLC
5.50%, 11/1/2023	250	244
5.63%, 12/1/2025 (d)	967	928
Staples, Inc. 8.50%, 9/15/2025 (a) (d)	2,234	1,977
TJX Cos., Inc. (The) 2.25%, 9/15/2026	5,000	4,484

		65,628

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.
2.85%, 5/6/2021	1,270	1,261
2.15%, 2/9/2022	2,348	2,265
2.70%, 5/13/2022	2,580	2,528
3.00%, 2/9/2024	2,702	2,624
2.85%, 5/11/2024	703	677
2.75%, 1/13/2025	3,000	2,837
2.50%, 2/9/2025	1,000	931
3.20%, 5/13/2025	10,000	9,680
3.25%, 2/23/2026	372	358
3.35%, 2/9/2027	18,811	18,052
3.20%, 5/11/2027	1,143	1,087
3.00%, 6/20/2027	1,875	1,750
2.90%, 9/12/2027	1,742	1,613
4.50%, 2/23/2036	1,123	1,163
3.75%, 9/12/2047	6,500	5,868
Dell International LLC
5.88%, 6/15/2021 (a)	3,206	3,251
7.13%, 6/15/2024 (a)	6,236	6,536
6.02%, 6/15/2026 (a)	1,189	1,202
EMC Corp. 3.38%, 6/1/2023	6,358	5,749
Western Digital Corp. 4.75%, 2/15/2026 (d)	7,981	7,303

		76,735

Textiles, Apparel & Luxury Goods — 0.0% (b)
Hanesbrands, Inc.
4.63%, 5/15/2024 (a)	2,774	2,670
4.88%, 5/15/2026 (a) (d)	1,774	1,667
Levi Strauss & Co. 5.00%, 5/1/2025	1,219	1,213

		5,550

Thrifts & Mortgage Finance — 0.3%
BPCE SA (France)
2.50%, 7/15/2019	2,000	1,991
2.75%, 12/2/2021	2,073	2,010
2.75%, 1/11/2023 (a)	18,570	17,681
5.70%, 10/22/2023 (a)	2,000	2,056
5.15%, 7/21/2024 (a)	2,950	2,940
3.38%, 12/2/2026	250	232
3.50%, 10/23/2027 (a)	1,100	983
Ladder Capital Finance Holdings LLLP
5.25%, 3/15/2022 (a)	1,815	1,797
5.25%, 10/1/2025 (a)	1,313	1,198
Quicken Loans, Inc.
5.75%, 5/1/2025 (a)	6,280	5,950
5.25%, 1/15/2028 (a)	3,604	3,208
Radian Group, Inc. 4.50%, 10/1/2024	1,785	1,687

		41,733

Tobacco — 0.4%
Altria Group, Inc.
2.63%, 1/14/2020	7,500	7,429
4.50%, 5/2/2043	3,530	3,153
3.88%, 9/16/2046	9,585	7,708
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	5,000	4,454
4.39%, 8/15/2037	11,345	9,605
Philip Morris International, Inc.
3.60%, 11/15/2023	3,183	3,145
3.38%, 8/11/2025	6,600	6,387
2.75%, 2/25/2026	6,310	5,855
4.38%, 11/15/2041	8,053	7,342
4.13%, 3/4/2043	5,000	4,449

		59,527

Trading Companies & Distributors — 0.2%
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	1,865	1,669
Air Lease Corp. 3.25%, 3/1/2025	242	223
Aviation Capital Group LLC
2.88%, 1/20/2022 (a)	1,000	964
4.13%, 8/1/2025 (a)	770	736
3.50%, 11/1/2027 (a)	2,000	1,783
BOC Aviation Ltd. (Singapore)
2.38%, 9/15/2021 (a)	300	287
2.75%, 9/18/2022 (a)	600	572
International Lease Finance Corp. 8.63%, 1/15/2022	1,000	1,120
United Rentals North America, Inc.
4.63%, 7/15/2023	2,178	2,164
5.75%, 11/15/2024	1,715	1,704
5.50%, 7/15/2025	305	297
4.63%, 10/15/2025	2,475	2,292
5.88%, 9/15/2026	4,210	4,089
6.50%, 12/15/2026	2,790	2,801
5.50%, 5/15/2027	4,545	4,289
4.88%, 1/15/2028	1,205	1,087
WESCO Distribution, Inc. 5.38%, 6/15/2024	2,107	2,023
WW Grainger, Inc. 4.60%, 6/15/2045	520	510

		28,610

Water Utilities — 0.0% (b)
American Water Capital Corp.
3.85%, 3/1/2024	680	686
3.40%, 3/1/2025	622	610

		1,296

Wireless Telecommunication Services — 0.5%
America Movil SAB de CV (Mexico)
3.13%, 7/16/2022	1,266	1,227
6.13%, 3/30/2040	300	340
Crown Castle Towers LLC 3.66%, 5/15/2025 (a)	2,805	2,725
Hughes Satellite Systems Corp. 5.25%, 8/1/2026	2,397	2,235
Inmarsat Finance plc (United Kingdom)
4.88%, 5/15/2022 (a)	545	524
6.50%, 10/1/2024 (a)	1,935	1,887
Intelsat Connect Finance SA (Luxembourg) 9.50%, 2/15/2023 (a)	5,175	4,839
P Fin II LLC

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — continued
Wireless Telecommunication Services — continued
(ICE LIBOR USD 1 Month + 4.35%), 6.66%, 5/20/2022 ‡ (i)	5,123	5,123
Sprint Communications, Inc.
7.00%, 3/1/2020 (a)	1,022	1,056
7.00%, 8/15/2020	1,246	1,290
Sprint Corp.
7.13%, 6/15/2024	5,952	6,041
7.63%, 3/1/2026	880	902
T-Mobile US, Inc. 4.50%, 2/1/2026 ‡	1,522	–	(g)
T-Mobile USA, Inc.
6.50%, 1/15/2024	1,812	933
6.00%, 4/15/2024 (d)	418	427
6.38%, 3/1/2025	2,920	1,502
5.13%, 4/15/2025 (d)	24,103	14,243
6.50%, 1/15/2026	8,782	4,556
4.50%, 2/1/2026	1,522	1,428
4.75%, 2/1/2028 (d)	3,044	1,410
Vodafone Group plc (United Kingdom)
3.75%, 1/16/2024	11,450	11,160
4.13%, 5/30/2025	270	264
Wind Tre SpA (Italy) 5.00%, 1/20/2026 (a)	1,373	1,136

		65,248

TOTAL CORPORATE BONDS (Cost $4,007,304)		3,850,400

ASSET-BACKED SECURITIES — 18.0%
ACC Trust Series 2018-1, Class A, 3.70%, 12/21/2020 (a)	5,458	5,460
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	4,270	4,240
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	3,593	3,446
Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	994	967
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	2,214	2,122
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	1,202	1,154
Ajax Mortgage Loan Trust Series 2017-A, Class A, 3.47%, 4/25/2057 ‡ (a) (c)	6,167	6,111
Ally Auto Receivables Trust
Series 2015-2, Class D, 3.01%, 3/15/2022 (a)	6,000	5,958
Series 2018-1, Class A3, 2.35%, 6/15/2022	30,091	29,833
Series 2016-1, Class D, 2.84%, 9/15/2022	5,700	5,684
Series 2017-3, Class C, 2.37%, 10/17/2022	4,038	3,976
Series 2018-2, Class A3, 2.92%, 11/15/2022	26,698	26,644
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	194	189
Series 2015-1, Class A, 3.38%, 5/1/2027	3,644	3,467
Series 2016-2, Class AA, 3.20%, 6/15/2028	922	867
Series 2016-2, Class A, 3.65%, 6/15/2028	973	926
Series 2016-3, Class AA, 3.00%, 10/15/2028	377	354
Series 2017-1, Class AA, 3.65%, 2/15/2029	2,362	2,320
American Credit Acceptance Receivables Trust
Series 2016-2, Class C, 6.09%, 5/12/2022 (a)	10,000	10,179
Series 2016-3, Class C, 4.26%, 8/12/2022 (a)	6,975	7,022
Series 2016-4, Class C, 2.91%, 2/13/2023 ‡ (a)	6,129	6,116
Series 2017-2, Class C, 2.86%, 6/12/2023 (a)	12,002	11,959
Series 2017-2, Class D, 3.69%, 6/12/2023 (a)	7,321	7,297
American Express Credit Account Master Trust Series 2017-1, Class A, 1.93%, 9/15/2022	23,121	22,805
American Homes 4 Rent Trust
Series 2014-SFR3, Class D, 5.04%, 12/17/2036 ‡ (a)	5,000	5,175
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (a)	17,745	19,408
Series 2015-SFR2, Class D, 5.04%, 10/17/2045 ‡ (a)	2,250	2,354
Series 2015-SFR2, Class E, 6.07%, 10/17/2045 ‡ (a)	18,630	20,029
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (a)	1,250	1,312
AmeriCredit Automobile Receivables Trust
Series 2016-3, Class B, 1.80%, 10/8/2021	5,317	5,253
Series 2017-2, Class D, 3.42%, 4/18/2023	11,300	11,237
Series 2017-4, Class D, 3.08%, 12/18/2023	20,124	19,715
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-5, Class A6, 4.16%, 4/25/2033 ‡ (c)	81	81
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates Series 2003-13, Class AF6, 5.06%, 1/25/2034 ‡ (c)	11	14

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
ASSET-BACKED SECURITIES — (continued)
AMSR Trust
Series 2016-SFR1, Class E, 5.45%, 11/17/2033 ‡ (a) (l)	3,007	3,012
Series 2016-SFR1, Class F, 6.20%, 11/17/2033 ‡ (a) (l)	3,007	3,018
Anchor Assets IX LLC
Series 2016-1, Class A, 5.13%, 2/15/2020 ‡ (a)	15,300	15,300
Series 2016-1, Class B, 6.25%, 2/15/2020 ‡ (a)	10,250	10,250
Arcadia Receivables Credit Trust Series 2017-1, Class A, 3.25%, 6/15/2023 (a)	755	755
B2R Mortgage Trust
Series 2015-1, Class A1, 2.52%, 5/15/2048 (a)	1,428	1,412
Series 2016-1, Class A, 2.57%, 6/15/2049 (a)	3,409	3,317
BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 7/25/2028 ‡	1	1
BCC Funding XIII LLC Series 2016-1, Class A2, 2.20%, 12/20/2021 (a)	1,136	1,131
Bear Stearns Asset-Backed Securities Trust
Series 2006-SD1, Class A, 2.68%, 4/25/2036 ‡ (l)	128	127
Series 2003-SD2, Class 2A, 4.35%, 6/25/2043 ‡ (l)	243	242
BMW Vehicle Lease Trust Series 2017-2, Class A3, 2.07%, 10/20/2020	15,734	15,590
BMW Vehicle Owner Trust Series 2018-A, Class A3, 2.35%, 4/25/2022	16,365	16,200
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	793	779
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	2,358	2,322
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust Series 2000-2, 7.91%, 1/15/2020	60	61
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033 (a)	16,948	16,925
Series 2018-1, Class C, 7.75%, 2/15/2033 (a)	1,871	1,915
Series 2018-2, Class A, 4.45%, 6/15/2033 (a)	17,042	17,047
Series 2018-2, Class C, 6.66%, 6/15/2033 (a)	4,820	4,835
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027 (a)	260	256
California Republic Auto Receivables Trust Series 2016-2, Class A3, 1.56%, 7/15/2020	52	52
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	9,733	9,711
Series 2017-SFR1, Class A, 5.50%, 6/5/2027 ‡ (a)	21,705	21,705
Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (a)	19,914	19,914
Capital Auto Receivables Asset Trust
Series 2018-1, Class A2A, 2.54%, 10/20/2020 (a)	6,547	6,535
Series 2018-1, Class A3, 2.79%, 1/20/2022 (a)	25,380	25,266
CarFinance Capital Auto Trust
Series 2014-2A, Class B, 2.64%, 11/16/2020 (a)	468	468
Series 2014-2A, Class C, 3.24%, 11/16/2020 (a)	2,750	2,750
Series 2014-2A, Class D, 4.28%, 11/16/2020 (a)	4,000	4,001
Series 2015-1A, Class C, 3.58%, 6/15/2021 (a)	3,900	3,899
Series 2015-1A, Class D, 4.66%, 6/15/2021 (a)	5,400	5,407
Series 2015-1A, Class E, 5.49%, 1/18/2022 ‡ (a)	1,070	1,076
CarMax Auto Owner Trust
Series 2018-2, Class A2, 2.73%, 8/16/2021	19,400	19,358
Series 2017-1, Class C, 2.84%, 10/17/2022	3,011	2,971
Series 2017-1, Class D, 3.43%, 7/17/2023	4,929	4,895
Series 2018-1, Class D, 3.37%, 7/15/2024	2,732	2,688
Carnow Auto Receivables Trust
Series 2016-1A, Class C, 5.11%, 2/15/2021 ‡ (a)	7,240	7,251
Series 2017-1A, Class B, 4.35%, 9/15/2022 (a)	7,800	7,774
Series 2018-1A, Class C, 5.21%, 9/15/2023 (a)	5,960	5,959
Centex Home Equity Loan Trust Series 2001-B, Class A6, 6.36%, 7/25/2032 ‡	61	62
CIG Auto Receivables Trust Series 2017-1A, Class C, 5.33%, 12/16/2024 (a)	2,000	1,992
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	1,372	1,692
Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-UP1, Class A, 3.95%, 4/25/2032 ‡ (a) (c)	110	110

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
ASSET-BACKED SECURITIES — (continued)
CLUB Credit Trust
Series 2017-NP1, Class C, 5.13%, 4/17/2023 (a)	6,145	6,183
Series 2018-NP1, Class C, 4.74%, 5/15/2024 (a)	15,000	14,985
Colony American Finance Ltd. (Cayman Islands)
Series 2016-1, Class A, 2.54%, 6/15/2048 (a)	1,280	1,255
Series 2016-2, Class A, 2.55%, 11/15/2048 (a)	7,949	7,761
Conix Mortgage Asset Trust Series 2013-1, Class M1, 5.07%, 12/25/2047 ‡ (a) (f) (l)	5,000	—	(g)
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2, Class B, 3.50%, 1/16/2024 ‡ (a)	6,000	5,995
Continental Airlines Pass-Through Trust
Series 2004-ERJ1, 9.56%, 9/1/2019	60	61
Series 2012-1, Class A, 4.15%, 4/11/2024	146	147
Continental Credit Card Series 2017-1A, Class A, 4.29%, 1/15/2024 (a)	528	525
COOF Securitization Trust Ltd. Series 2014-1, Class A, IO, 3.12%, 6/25/2040 ‡ (a) (l)	6,784	597
CPS Auto Receivables Trust
Series 2016-B, Class B, 3.18%, 9/15/2020 (a)	950	951
Series 2017-B, Class C, 2.92%, 2/15/2022 (a)	2,884	2,863
Series 2016-C, Class C, 3.27%, 6/15/2022 (a)	12,600	12,593
Series 2018-B, Class C, 3.58%, 3/15/2023 (a)	13,003	12,955
Series 2017-B, Class D, 3.95%, 3/15/2023 (a)	6,975	6,976
Series 2018-A, Class D, 3.66%, 12/15/2023 (a)	2,161	2,149
Series 2018-D, Class D, 4.34%, 9/16/2024 (a)	2,303	2,315
CPS Auto Trust
Series 2017-A, Class A, 1.68%, 8/17/2020 (a)	450	450
Series 2017-A, Class C, 3.31%, 12/15/2022 (a)	1,470	1,467
Series 2017-A, Class D, 4.61%, 12/15/2022 (a)	840	849
Credit Acceptance Auto Loan Trust
Series 2016-3A, Class C, 3.60%, 4/15/2025 ‡ (a)	6,048	6,028
Series 2017-1A, Class A, 2.56%, 10/15/2025 (a)	3,973	3,954
Series 2017-1A, Class B, 3.04%, 12/15/2025 (a)	1,742	1,724
Series 2017-1A, Class C, 3.48%, 2/17/2026 (a)	1,460	1,448
Series 2017-3A, Class A, 2.65%, 6/15/2026 (a)	30,933	30,606
Series 2017-2A, Class C, 3.35%, 6/15/2026 (a)	1,621	1,598
Series 2018-1A, Class B, 3.60%, 4/15/2027 (a)	40,547	40,287
Series 2018-2A, Class B, 3.94%, 7/15/2027 (a)	20,950	20,953
Series 2018-3A, Class C, 4.04%, 12/15/2027 (a)	11,249	11,230
Currency Capital Funding Trust Series 2018-1A, Class B, 7.80%, 3/17/2026 ‡ (a) (l)	5,177	5,164
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 3.06%, 3/25/2034 ‡ (l)	174	174
Series 2004-1, Class M2, 3.14%, 3/25/2034 ‡ (l)	35	35
Series 2004-1, Class 3A, 2.87%, 4/25/2034 ‡ (l)	297	284
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 3.21%, 10/25/2034 (l)	450	444
Delta Air Lines Pass-Through Trust
Series 2012-1, Class B, 6.88%, 5/7/2019 (a)	132	134
Series 2012-1, Class A, 4.75%, 5/7/2020	127	129
Series 2007-1, Class A, 6.82%, 8/10/2022	1,545	1,667
Series 2015-1, Class AA, 3.63%, 7/30/2027	1,093	1,079
Diamond Resorts Owner Trust
Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (a)	2,137	2,120
Series 2018-1, Class D, 5.90%, 1/21/2031 ‡ (a)	2,711	2,715
Dominion Financial Services 2 LLC Series 2018-1, Class A, 5.35%, 9/15/2022 ‡ (a) (c)	33,800	33,800
Drive Auto Receivables Trust
Series 2017-AA, Class B, 2.51%, 1/15/2021 (a)	31	31
Series 2017-BA, Class C, 2.61%, 8/16/2021 (a)	5,242	5,234
Series 2017-AA, Class C, 2.98%, 1/18/2022 (a)	2,471	2,467
Series 2017-1, Class C, 2.84%, 4/15/2022	7,086	7,074
Series 2017-3, Class C, 2.80%, 7/15/2022	17,295	17,225
Series 2015-AA, Class D, 4.12%, 7/15/2022 (a)	2,943	2,956
Series 2015-BA, Class E, 5.15%, 8/15/2022 (a)	7,000	7,060
Series 2017-BA, Class D, 3.72%, 10/17/2022 (a)	5,970	5,984

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
ASSET-BACKED SECURITIES — (continued)
Series 2015-CA, Class E, 5.27%, 11/15/2022 (a)	4,500	4,544
Series 2015-DA, Class D, 4.59%, 1/17/ ‡ 2023 (a)	5,900	5,945
Series 2017-1, Class D, 3.84%, 3/15/2023	8,047	8,050
Series 2017-3, Class D, 3.53%, 12/15/2023 (a)	22,000	21,907
Series 2016-CA, Class D, 4.18%, 3/15/2024 (a)	5,829	5,852
Series 2017-AA, Class D, 4.16%, 5/15/2024 (a)	3,217	3,245
Series 2017-BA, Class E, 5.30%, 7/15/2024 (a)	15,290	15,680
Series 2018-2, Class D, 4.14%, 8/15/2024	32,890	32,744
Series 2018-3, Class D, 4.30%, 9/16/2024	14,563	14,644
DT Auto Owner Trust
Series 2016-2A, Class C, 3.67%, 1/18/2022 (a)	204	204
Series 2015-1A, Class D, 4.26%, 2/15/2022 (a)	3,066	3,069
Series 2016-3A, Class C, 3.15%, 3/15/2022 (a)	2,147	2,147
Series 2016-4A, Class D, 3.77%, 10/17/2022 (a)	2,962	2,970
Series 2017-1A, Class D, 3.55%, 11/15/2022 (a)	3,551	3,548
Series 2016-1A, Class D, 4.66%, 12/15/2022 ‡ (a)	5,000	5,033
Series 2017-2A, Class C, 3.03%, 1/17/2023 (a)	6,048	6,040
Series 2016-3A, Class D, 4.52%, 6/15/2023 (a)	16,520	16,665
Series 2017-4A, Class C, 2.86%, 7/17/2023 (a)	4,423	4,406
Series 2017-4A, Class D, 3.47%, 7/17/2023 (a)	8,285	8,232
Series 2018-1A, Class C, 3.47%, 12/15/2023 (a)	8,578	8,572
Series 2018-1A, Class D, 3.81%, 12/15/2023 (a)	6,053	6,012
Series 2017-2A, Class E, 6.03%, 1/15/2024 (a)	8,750	8,967
Series 2017-1A, Class E, 5.79%, 2/15/2024 (a)	14,000	14,245
Series 2017-3A, Class E, 5.60%, 8/15/2024 (a)	8,295	8,441
Elara HGV Timeshare Issuer LLC Series 2017-A, Class A, 2.69%, 3/25/2030 (a)	21,113	20,636
Engs Commercial Finance Trust Series 2018-1A, Class A1, 2.97%, 2/22/2021 (a)	5,218	5,200
Equity One Mortgage Pass-Through Trust Series 2003-2, Class M1, 5.05%, 9/25/2033 ‡ (l)	251	254
Exeter Automobile Receivables Trust
Series 2016-3A, Class A, 1.84%, 11/16/2020 (a)	99	99
Series 2016-3A, Class B, 2.84%, 8/16/2021 (a)	3,480	3,475
Series 2015-3A, Class C, 4.83%, 8/16/2021 (a)	6,884	6,938
Series 2016-1A, Class C, 5.52%, 10/15/2021 (a)	445	451
Series 2017-1A, Class B, 3.00%, 12/15/2021 (a)	4,565	4,554
Series 2017-2A, Class B, 2.82%, 5/16/2022 (a)	3,465	3,442
Series 2015-2A, Class D, 5.79%, 5/16/2022 (a)	2,150	2,200
Series 2017-1A, Class C, 3.95%, 12/15/2022 ‡ (a)	1,885	1,896
Series 2017-2A, Class C, 3.93%, 4/17/2023 (a)	9,065	9,080
Series 2017-3A, Class C, 3.68%, 7/17/2023 (a)	8,221	8,196
Series 2016-3A, Class D, 6.40%, 7/17/2023 (a)	9,400	9,660
Series 2018-1A, Class D, 3.53%, 11/15/2023 (a)	14,215	14,057
Series 2017-2A, Class D, 6.39%, 2/15/2024 (a)	8,000	8,296
Series 2018-3A, Class D, 4.35%, 6/17/2024 (a)	22,280	22,385
Series 2018-4A, Class D, 4.35%, 9/16/2024 (a)	21,800	21,876
Series 2018-2A, Class E, 5.33%, 5/15/2025 (a)	7,000	7,014
First Investors Auto Owner Trust
Series 2016-2A, Class B, 2.21%, 7/15/2022 ‡ (a)	5,000	4,930
Series 2016-2A, Class C, 2.53%, 7/15/2022 ‡ (a)	5,000	4,916
Series 2016-2A, Class D, 3.35%, 11/15/2022 (a)	3,500	3,456
Series 2017-3A, Class B, 2.72%, 4/17/2023 (a)	3,454	3,407
Series 2017-3A, Class C, 3.00%, 1/16/2024 (a)	5,458	5,368
Series 2017-3A, Class D, 3.44%, 3/15/2024 (a)	5,096	5,023
Series 2017-3A, Class E, 4.92%, 8/15/2024 (a)	1,300	1,290
Flagship Credit Auto Trust
Series 2014-2, Class C, 3.95%, 12/15/2020 (a)	3,660	3,668
Series 2016-2, Class C, 6.22%, 9/15/2022 (a)	6,000	6,212
Series 2017-4, Class B, 2.66%, 10/17/2022 (a)	5,872	5,791
Series 2015-3, Class D, 7.12%, 11/15/2022 (a)	6,695	6,884

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
ASSET-BACKED SECURITIES — (continued)
Series 2017-1, Class B, 2.83%, 3/15/2023 (a)	4,183	4,166
Series 2017-1, Class C, 3.22%, 5/15/2023 (a)	2,704	2,694
Series 2017-1, Class D, 4.23%, 5/15/2023 (a)	1,313	1,322
Series 2017-R, Class B, 8.00%, 5/17/2023 ‡ (a)	1,932	1,932
Series 2017-4, Class C, 2.92%, 11/15/2023 (a)	5,720	5,596
Series 2017-1, Class E, 6.46%, 12/15/2023 (a)	3,500	3,603
Series 2017-4, Class D, 3.58%, 1/15/2024 (a)	2,630	2,592
Series 2017-2, Class E, 5.55%, 7/15/2024 (a)	3,630	3,665
Ford Credit Auto Lease Trust Series 2017-B, Class A3, 2.03%, 12/15/2020	4,348	4,312
FREED ABS Trust Series 2018-2, Class A, 3.99%, 10/20/2025 (a)	12,813	12,809
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class A6, 6.70%, 4/25/2029 ‡ (l)	423	451
GLS Auto Receivables Trust
Series 2016-1A, Class C, 6.90%, 10/15/2021 (a)	6,000	6,184
Series 2018-1A, Class A, 2.82%, 7/15/2022 (a)	3,080	3,066
Series 2017-1A, Class D, 5.50%, 6/17/2024 (a)	4,000	4,018
GM Financial Automobile Leasing Trust Series 2018-1, Class A3, 2.61%, 1/20/2021	12,975	12,887
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3, 2.81%, 12/16/2022	19,830	19,667
GMAT Trust
Series 2013-1A, Class M, 5.00%, 11/25/2043 ‡ (a) (l)	5,000	3,534
Series 2013-1A, Class A, 6.97%, 11/25/2043 ‡ (a) (c)	52	52
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (a)	2,235	2,264
Goodgreen (Cayman Islands) Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (l)	10,763	10,760
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	1,906	1,893
Series 2016-1A, Class B, 5.24%, 10/15/2052 ‡ (a)	1,447	1,422
Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	12,274	11,873
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 (a)	7,530	7,305
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	6,201	6,210
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (a)	992	1,001
Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	7,145	7,208
HERO Funding Trust (Cayman Islands)
Series 2015-3A, Class A, 4.28%, 9/20/2041 (a)	4,906	4,978
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	2,241	2,168
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	6,308	6,426
Series 2017-2A, Class A2, 4.07%, 9/20/2048 (a)	7,230	7,300
HERO Residual Funding (Cayman Islands) Series 2016-1R, Class A1, 4.50%, 9/21/2042 (a)	5,498	5,470
Hertz Fleet Lease Funding LP Series 2018-1, Class A2, 3.23%, 5/10/2032 (a)	7,539	7,546
Hertz Vehicle Financing II LP Series 2018-1A, Class A, 3.29%, 2/25/2024 (a)	12,344	11,975
Honda Auto Receivables Owner Trust Series 2018-2, Class A3, 3.01%, 5/18/2022	14,823	14,800
Hyundai Auto Receivables Trust Series 2018-A, Class A3, 2.79%, 7/15/2022	8,105	8,064
Kabbage Asset Securitization LLC
Series 2017-1, Class A, 4.57%, 3/15/2022 (a)	12,000	12,056
Series 2017-1, Class B, 5.79%, 3/15/2022 ‡ (a)	6,415	6,500
Series 2017-1, Class C, 8.00%, 3/15/2022 ‡ (a)	10,000	10,187
KGS-Alpha SBA COOF Trust
Series 2012-4, Class A, IO, 1.22%, 9/25/2037 ‡ (a) (l)	11,726	306
Series 2012-2, Class A, IO, 0.80%, 8/25/2038 ‡ (a) (l)	10,552	257
Series 2013-2, Class A, IO, 1.78%, 3/25/2039 ‡ (a) (l)	9,337	387
LendingClub Issuance Trust Series 2016-NP2, Class B, 6.00%, 1/17/2023 ‡ (a)	4,054	4,076
LendingPoint Funding Trust Series 2018-1, Class A2, 6.31%, 11/15/2024 ‡ (a) (l)	11,000	11,000
Lendmark Funding Trust Series 2017-1A, Class A, 2.83%, 12/22/2025 (a)	5,819	5,750

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
ASSET-BACKED SECURITIES — (continued)
Series 2017-2A, Class B, 3.38%, 5/20/2026 (a)	3,000	2,945
Series 2017-2A, Class C, 4.33%, 5/20/2026 (a)	4,300	4,269
Series 2018-1A, Class D, 6.25%, 12/21/2026 ‡ (a)	7,750	7,737
Series 2018-2A, Class D, 6.78%, 4/20/2027 (a)	8,970	9,028
Long Beach Mortgage Loan Trust Series 2004-1, Class M3, 3.36%, 2/25/2034 ‡ (l)	59	59
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (a)	11,574	11,574
Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (a)	13,868	13,868
Mariner Finance Issuance Trust
Series 2017-AA, Class A, 3.62%, 2/20/2029 (a)	12,675	12,664
Series 2018-AA, Class D, 6.57%, 11/20/2030 (a)	10,000	10,056
Marlette Funding Trust
Series 2016-1A, Class B, 4.78%, 1/17/2023 (a)	3,713	3,725
Series 2017-1A, Class A, 2.83%, 3/15/2024 (a)	945	944
Series 2017-3A, Class A, 2.36%, 12/15/2024 (a)	9,232	9,198
Series 2018-1A, Class A, 2.61%, 3/15/2028 (a)	6,827	6,801
Series 2018-1A, Class C, 3.69%, 3/15/2028 (a)	4,250	4,190
Series 2018-2A, Class A, 3.06%, 7/17/2028 (a)	7,142	7,128
Mercedes-Benz Auto Lease Trust Series 2018-A, Class A3, 2.41%, 2/16/2021	7,669	7,623
Mid-State Capital Corp. Trust
Series 2005-1, Class A, 5.75%, 1/15/2040	125	134
Series 2005-1, Class M1, 6.11%, 1/15/2040 ‡	2,976	3,215
Series 2006-1, Class A, 5.79%, 10/15/2040 (a)	1,520	1,651
Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (a)	1,844	2,023
Series 2006-1, Class M2, 6.74%, 10/15/2040 ‡ (a)	737	831
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 4.56%, 3/25/2033 ‡ (l)	263	253
New Century Home Equity Loan Trust
Series 2003-5, Class AI6, 5.08%, 11/25/2033 ‡ (c)	461	465
Series 2005-1, Class M1, 2.99%, 3/25/2035 ‡ (l)	577	574
New Residential Advance Receivables Trust Advance Receivables Backed Notes Series 2016-T2, Class AT2, 2.58%, 10/15/2049 (a)	5,000	4,964
Nissan Auto Receivables Owner Trust Series 2017-C, Class A3, 2.12%, 4/18/2022	9,483	9,355
Ocwen Master Advance Receivables Trust Series 2016-T2, Class DT2, 4.45%, 8/16/2049 ‡ (a)	6,725	6,726
OL SP LLC
Series 2018, Class A, 4.16%, 2/9/2030	5,934	5,864
Series 2018, Class C, 4.25%, 2/9/2030 ‡	1,607	1,505
Series 2018, Class B, 4.61%, 2/9/2030 ‡	1,854	1,842
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (a)	7,250	7,232
OneMain Direct Auto Receivables Trust
Series 2017-2A, Class D, 3.42%, 10/15/2024 (a)	7,062	6,966
Series 2018-1A, Class C, 3.85%, 10/14/2025 (a)	15,882	15,955
OneMain Financial Issuance Trust
Series 2015-2A, Class C, 4.32%, 7/18/2025 ‡ (a)	6,120	6,126
Series 2015-1A, Class A, 3.19%, 3/18/2026 (a)	1,783	1,784
Series 2015-1A, Class C, 5.12%, 3/18/2026 (a)	7,435	7,506
Series 2016-1A, Class A, 3.66%, 2/20/2029 (a)	4,970	4,979
Series 2016-1A, Class B, 4.57%, 2/20/2029 ‡ (a)	4,000	4,035
Series 2016-1A, Class C, 6.00%, 2/20/2029 (a)	7,400	7,531
Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 6/8/2023 (a)	3,915	3,866
Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024 (a)	10,408	10,252
Prestige Auto Receivables Trust Series 2016-2A, Class D, 3.91%, 11/15/2022 (a)	4,452	4,449
Progress Residential Trust
Series 2015-SFR2, Class A, 2.74%, 6/12/2032 (a)	10,672	10,503
Series 2015-SFR2, Class D, 3.68%, 6/12/2032 ‡ (a)	5,000	4,959
Series 2015-SFR2, Class E, 4.43%, 6/12/2032 ‡ (a)	3,602	3,593
Series 2015-SFR3, Class D, 4.67%, 11/12/2032 ‡ (a)	3,154	3,178
Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (a)	5,580	5,683

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
ASSET-BACKED SECURITIES — (continued)
Series 2017-SFR2, Class D, 3.60%, 12/17/2034 ‡ (a)	1,529	1,490
Series 2017-SFR2, Class E, 4.14%, 12/17/2034 ‡ (a)	7,851	7,710
Series 2017-SFR2, Class F, 4.84%, 12/17/2034 ‡ (a)	4,133	4,127
Series 2018-SFR1, Class F, 4.78%, 3/17/2035 ‡ (a)	3,655	3,627
Series 2018-SFR3, Class E, 4.87%, 10/17/2035 ‡ (a)	10,490	10,489
Prosper Marketplace Issuance Trust
Series 2017-2A, Class A, 2.41%, 9/15/2023 (a)	570	570
Series 2017-3A, Class B, 3.36%, 11/15/2023 (a)	16,866	16,774
Series 2018-1A, Class A, 3.11%, 6/17/2024 (a)	8,470	8,461
Purchasing Power Funding LLC Series 2018-A, Class D, 4.66%, 8/15/2022 ‡ (a)	6,610	6,572
RCM Fund 1 Issuer LLC Series 2017-1, Class A, 5.50%, 10/25/2021 ‡ (a)	7,547	7,547
RCO Trust Series 2016-SFR1, Class M1, 4.50%, 11/25/2051 ‡ (a) (l)	4,210	4,189
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	2,522	2,493
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	3,488	3,549
Series 2017-2A, Class A, 3.22%, 9/22/2053 (a)	28,974	28,312
Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041 ‡ (a)	9,645	9,607
Santander Drive Auto Receivables Trust
Series 2017-1, Class B, 2.10%, 6/15/2021	9,699	9,666
Series 2017-1, Class C, 2.58%, 5/16/2022	7,916	7,865
Series 2017-1, Class D, 3.17%, 4/17/2023	10,148	10,092
Series 2018-1, Class D, 3.32%, 3/15/2024	13,804	13,581
Santander Prime Auto Issuance Notes Trust Series 2018-A, Class E, 5.04%, 9/15/2025 (a)	7,861	7,882
Santander Retail Auto Lease Trust
Series 2018-A, Class A2A, 2.71%, 10/20/2020 (a)	8,730	8,706
Series 2018-A, Class A3, 2.93%, 5/20/2021 (a)	11,980	11,929
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.49%, 1/25/2036 ‡ (c)	202	174
Sierra Auto Receivables Securitization Trust Series 2016-1A, Class A, 2.85%, 1/18/2022 (a)	47	47
SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (a)	1,099	1,095
SoFi Professional Loan Program LLC Series 2018-A, Class A2A, 2.39%, 2/25/2042 (a)	1,933	1,913
Soundview Home Loan Trust Series 2007-OPT1, Class 2A1, 2.39%, 6/25/2037 (l)	1,169	858
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	811	772
Spirit Master Funding LLC
Series 2014-4A, Class A2, 4.63%, 1/20/2045 (a)	21,964	21,865
Series 2017-1A, Class A, 4.36%, 12/20/2047 (a)	11,206	11,179
Springleaf Funding Trust
Series 2015-AA, Class C, 5.04%, 11/15/2024 ‡ (a)	5,808	5,784
Series 2015-AA, Class D, 6.31%, 11/15/2024 ‡ (a)	5,800	5,800
Series 2015-BA, Class B, 3.80%, 5/15/2028 ‡ (a)	11,450	11,321
Series 2016-AA, Class C, 4.72%, 11/15/2029 (a)	14,000	13,885
Spruce ABS Trust Series 2016-E1, Class B, 6.90%, 6/15/2028 ‡ (a)	9,290	9,316
TCF Auto Receivables Owner Trust Series 2016-1A, Class A3, 1.71%, 4/15/2021 (a)	4,914	4,891
Tesla Auto Lease Trust Series 2018-A, Class A, 2.32%, 12/20/2019 (a)	2,428	2,419
Tidewater Auto Receivables Trust Series 2018-AA, Class D, 4.30%, 11/15/2024 (a)	2,214	2,208
T-Mobile USA, Inc. 6.00%, 4/15/2024 ‡	418	—
Tricolor Auto Securitization Trust
Series 2018-1A, Class A, 5.05%, 12/15/2020 ‡ (a)	13,028	13,012
Series 2018-1A, Class B, 7.30%, 2/16/2021 ‡ (a)	8,600	8,559
Series 2018-2A, Class D, 7.98%, 8/15/2022 (a)	15,779	15,451
Tricon American Homes Trust Series 2016-SFR1, Class C, 3.49%, 11/17/2033 ‡ (a)	3,083	3,026
UAL Pass-Through Trust
Series 2007-1, 7.34%, 7/2/2019	319	324
Series 2007-1, 6.64%, 7/2/2022	979	1,014

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
ASSET-BACKED SECURITIES — (continued)
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	562	563
Series 2014-1, Class A, 4.00%, 4/11/2026	3,015	3,011
Series 2014-2, Class A, 3.75%, 9/3/2026	498	490
Series 2016-1, Class AA, 3.10%, 7/7/2028	318	303
Series 2016-1, Class A, 3.45%, 7/7/2028	330	315
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,705	1,574
Series 2018-1, Class AA, 3.50%, 3/1/2030	17,995	17,385
Series 2018-1, Class A, 3.70%, 3/1/2030	1,290	1,248
United Auto Credit Securitization Trust Series 2016-2, Class E, 5.50%, 1/10/2023 (a)	3,000	3,011
Upstart Securitization Trust
Series 2017-1, Class A, 2.64%, 6/20/2024 (a)	606	605
Series 2017-2, Class A, 2.51%, 3/20/2025 (a)	3,458	3,449
US Airways Pass-Through Trust
Series 2012-1, Class A, 5.90%, 10/1/2024	1,919	2,036
Series 2013-1, Class A, 3.95%, 11/15/2025	2,873	2,876
US Auto Funding LLC Series 2018-1A, Class B, 7.50%, 7/15/2023 (a)	4,963	4,963
USASF Receivables LLC Series 2017-1, Class B, 7.63%, 9/15/2030 ‡ (a)	4,072	4,072
Verizon Owner Trust
Series 2016-2A, Class A, 1.68%, 5/20/2021 (a)	7,543	7,496
Series 2017-2A, Class A, 1.92%, 12/20/2021 (a)	12,976	12,819
Series 2018-1A, Class A1A, 2.82%, 9/20/2022 (a)	31,246	31,042
Veros Automobile Receivables Trust
Series 2017-1, Class A, 2.84%, 4/17/2023 (a)	1,996	1,990
Series 2017-1, Class B, 3.98%, 4/17/2023 (a)	9,920	9,788
Series 2018-1, Class D, 5.74%, 8/15/2025 (a)	6,700	6,716
VM DEBT LLC Series 2017-1, Class A, 6.50%, 10/2/2024 ‡ (a)	10,105	10,105
VOLT LX LLC Series 2017-NPL7, Class A1, 3.25%, 6/25/2047 ‡ (a) (c)	17,971	17,829
VOLT LXI LLC Series 2017-NPL8, Class A1, 3.13%, 6/25/2047 ‡ (a) (c)	3,166	3,138
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047 ‡ (a) (c)	17,320	17,164
VOLT LXIX LLC
Series 2018-NPL5, Class A1B, 4.70%, 8/25/2048 ‡ (a) (c)	6,933	6,890
Series 2018-NPL5, Class A2, 5.80%, 8/25/2048 ‡ (a) (c)	6,530	6,489
VOLT LXVI Series 2018-NPL2, Class A1, 4.34%, 5/25/2048 ‡ (a) (c)	12,755	12,716
VOLT LXVII LLC Series 2018-NPL3, Class A1, 4.38%, 6/25/2048 (a) (c)	11,859	11,825
VOLT LXVIII LLC
Series 2018-NPL4, Class A1B, 4.83%, 7/27/2048 ‡ (a) (c)	8,278	8,231
Series 2018-NPL4, Class A2, 5.93%, 7/27/2048 ‡ (a) (c)	5,000	4,972
VOLT LXXII LLC Series 2018-NPL8, Class A1B, 4.65%, 10/26/2048 (a) (c)	30,100	30,245
VOLT LXXIII LLC
Series 2018-NPL9, Class A1A, 4.46%, 10/25/2048 (a) (c)	4,800	4,799
Series 2018-NPL9, Class A1B, 4.95%, 10/25/2048 (a) (c)	26,500	26,547
VOLT Trust Series 2018-FT1, Class A1, 2.26%, 1/27/2023 ‡ (l)	7,163	7,073
Westgate Resorts LLC
Series 2014-1A, Class C, 5.50%, 12/20/2026 (a)	470	469
Series 2018-1A, Class A, 3.38%, 12/20/2031 (a)	13,569	13,516
Series 2018-1A, Class B, 3.58%, 12/20/2031 ‡ (a)	10,169	10,089
Westlake Automobile Receivables Trust
Series 2016-2A, Class C, 2.83%, 5/17/2021 (a)	2,702	2,701
Series 2016-1A, Class E, 6.52%, 6/15/2022 ‡ (a)	3,260	3,294
Series 2017-1A, Class D, 3.46%, 10/17/2022 (a)	2,402	2,389
Series 2018-1A, Class D, 3.41%, 5/15/2023 (a)	3,150	3,108
Series 2017-1A, Class E, 5.05%, 8/15/2024 (a)	4,750	4,804
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	40,000	39,767
World Omni Automobile Lease Securitization Trust Series 2018-A, Class A3, 2.83%, 7/15/2021	11,571	11,489
Series 2018-A, Class A4, 2.94%, 5/15/2023	6,825	6,793

TOTAL ASSET-BACKED SECURITIES (Cost $2,470,251)		2,454,087

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 17.2%
U.S. Treasury Bonds
2.50, 8/15/2019 (m)	45	44
7.88%, 2/15/2021	2,625	2,906
8.13%, 5/15/2021	13,600	15,281
8.13%, 8/15/2021	10,000	11,369
8.00%, 11/15/2021	7,920	9,069
5.50%, 8/15/2028	59,164	71,452
5.25%, 2/15/2029	2,500	2,985
4.50%, 2/15/2036	70,609	83,657
4.50%, 5/15/2038	3,890	4,643
3.50%, 2/15/2039	85	89
4.38%, 5/15/2040	8,674	10,198
4.75%, 2/15/2041	8,270	10,229
4.38%, 5/15/2041	37,318	43,922
2.75%, 11/15/2042	92,162	83,788
3.63%, 8/15/2043	17,780	18,757
3.75%, 11/15/2043	79,172	85,209
2.50%, 2/15/2045	71,908	61,720
3.00%, 5/15/2045	9,760	9,243
2.88%, 8/15/2045	50,000	46,172
3.00%, 11/15/2045	155,278	146,926
2.50%, 5/15/2046	160,045	136,645
3.00%, 2/15/2048	59,900	56,425
U.S. Treasury Inflation Indexed Bonds 3.63%, 4/15/2028	1,000	1,910
U.S. Treasury Notes
2.63%, 11/15/2020	50,852	50,667
1.63%, 11/30/2020	45,000	43,966
2.13%, 8/15/2021	2,000	1,964
2.00%, 12/31/2021	87,476	85,368
1.75%, 2/28/2022	24,859	24,030
1.75%, 5/31/2022	305,885	294,868
1.75%, 6/30/2022	255,172	245,802
2.13%, 6/30/2022	160,000	156,094
1.75%, 5/15/2023	1,735	1,655
2.00%, 8/15/2025	24,653	23,274
1.63%, 5/15/2026	10,909	9,953
2.88%, 5/15/2028	1,394	1,379
U.S. Treasury STRIPS Bonds
3.41%, 8/15/2019 (m)	85	83
1.55%, 2/15/2020 (m)	25	24
3.23%, 5/15/2020 (m)	3,116	2,994
1.52%, 8/15/2020 (m)	1,050	1,001
2.31%, 2/15/2021 (m)	6,495	6,105
2.48%, 5/15/2021 (m)	15,000	13,991
3.92%, 11/15/2021 (m)	14,610	13,440
2.68%, 2/15/2022 (m)	640	584
2.37%, 5/15/2022 (m)	7,390	6,697
3.98%, 8/15/2022 (m)	5,000	4,497
4.20%, 11/15/2022 (m)	5,000	4,465
2.88%, 2/15/2023 (m)	225	199
2.06%, 8/15/2023 (m)	15	13
5.58%, 2/15/2028 (m)	2,615	1,971
3.22%, 5/15/2028 (m)	80,000	59,751
1.87%, 8/15/2028 (m)	48,829	36,183
3.24%, 11/15/2028 (m)	45,000	33,054
2.16%, 5/15/2029 (m)	67,000	48,333
3.06%, 8/15/2031 (m)	55,000	36,807
2.37%, 5/15/2032 (m)	16,318	10,639
3.21%, 5/15/2033 (m)	60,162	37,901
4.86%, 11/15/2033 (m)	42,000	26,004
3.43%, 11/15/2038 (m)	32,812	17,047
2.80%, 8/15/2040 (m)	60,000	29,135
3.32%, 8/15/2041 (m)	48,775	22,802
3.10%, 2/15/2042 (m)	26,000	12,092
3.30%, 2/15/2042 (m)	24,400	11,192
3.16%, 5/15/2042 (m)	100,000	46,031
3.19%, 11/15/2042 (m)	21,800	9,717
U.S. Treasury STRIPS Notes 1.67%, 2/15/2020 (m)	3,115	3,014

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,445,626)		2,347,425

MORTGAGE-BACKED SECURITIES — 15.4%
FHLMC
Pool # 1G1861, ARM, 4.04%, 3/1/2036 (l)	58	62
Pool # 1J1380, ARM, 4.86%, 3/1/2036 (l)	76	81
Pool # 1J1393, ARM, 4.31%, 10/1/2036 (l)	78	81
Pool # 1J1657, ARM, 3.96%, 5/1/2037 (l)	24	25
Pool # 1Q0476, ARM, 4.54%, 10/1/2037 (l)	165	173
FHLMC Gold Pools, 15 Year, Single Family
Pool # J05944, 5.50%, 1/1/2021	61	62
Pool # G13821, 6.00%, 11/1/2021	17	17
Pool # G13385, 5.50%, 11/1/2023	50	52
Pool # G13603, 5.50%, 2/1/2024	26	27
Pool # G13805, 5.50%, 12/1/2024	149	152
Pool # G14252, 5.50%, 12/1/2024	147	150
Pool # J14494, 4.00%, 2/1/2026	1,024	1,046

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
MORTGAGE-BACKED SECURITIES — continued
FHLMC Gold Pools, 20 Year, Single Family
Pool # C91025, 7.00%, 1/1/2027	125	131
Pool # G30591, 6.00%, 2/1/2028	754	816
Pool # D98914, 4.00%, 1/1/2032	4,104	4,203
FHLMC Gold Pools, 30 Year, Single Family
Pool # C80091, 6.50%, 1/1/2024	32	35
Pool # C80161, 7.50%, 6/1/2024	1	1
Pool # G00271, 7.00%, 9/1/2024	23	23
Pool # C80245, 7.50%, 10/1/2024	4	4
Pool # G00278, 7.00%, 11/1/2024	12	12
Pool # C00496, 7.50%, 2/1/2027	1	1
Pool # D81734, 7.00%, 8/1/2027	21	22
Pool # G00747, 8.00%, 8/1/2027	37	43
Pool # D86005, 7.00%, 2/1/2028	3	3
Pool # G02210, 7.00%, 12/1/2028	100	112
Pool # C21930, 6.00%, 2/1/2029	8	9
Pool # C00785, 6.50%, 6/1/2029	20	22
Pool # C30263, 7.00%, 8/1/2029	4	4
Pool # A27201, 6.50%, 3/1/2032	73	80
Pool # A13067, 4.00%, 9/1/2033	40	40
Pool # G60154, 5.00%, 2/1/2034	17,626	18,700
Pool # G60214, 5.00%, 7/1/2035	16,018	16,970
Pool # C02641, 7.00%, 10/1/2036	46	50
Pool # C02660, 6.50%, 11/1/2036	103	116
Pool # G06172, 5.50%, 12/1/2038	1,844	1,991
Pool # G06576, 5.00%, 9/1/2040	8,107	8,593
Pool # A96733, 4.50%, 2/1/2041	14,397	14,982
Pool # G06493, 4.50%, 5/1/2041	732	762
Pool # Q05956, 4.50%, 2/1/2042	1,838	1,896
Pool # Q11285, 3.50%, 9/1/2042	5,835	5,769
Pool # Q12174, 3.50%, 10/1/2042	6,445	6,378
Pool # G07239, 3.00%, 12/1/2042	5,549	5,341
Pool # Q13796, 3.50%, 12/1/2042	7,995	7,905
Pool # Q15767, 3.00%, 2/1/2043	5,399	5,189
Pool # Q33869, 4.00%, 6/1/2045	5,150	5,194
Pool # G61462, 4.00%, 7/1/2045	30,195	30,619
Pool # Q37784, 3.50%, 12/1/2045	3,592	3,537
Pool # Q39092, 4.00%, 2/1/2046	6,596	6,658
Pool # Q39412, 3.50%, 3/1/2046	2,555	2,516
Pool # Q40797, 3.50%, 5/1/2046	7,075	6,967
Pool # Q40905, 3.50%, 6/1/2046	920	905
Pool # Q40922, 3.50%, 6/1/2046	3,570	3,513
Pool # Q41602, 3.50%, 7/1/2046	1,855	1,825
Pool # Q42079, 3.50%, 7/1/2046	1,305	1,283
Pool # Q42657, 3.50%, 8/1/2046	12,398	12,198
Pool # Q42656, 4.00%, 8/1/2046	1,196	1,205
Pool # Q43241, 3.50%, 9/1/2046	13,474	13,254
Pool # Q43237, 4.00%, 9/1/2046	2,153	2,169
FHLMC Gold Pools, FHA/VA
Pool # G20027, 10.00%, 10/1/2030	22	23
Pool # B90491, 7.50%, 1/1/2032	266	288
Pool # G20028, 7.50%, 12/1/2036	387	420
FHLMC Gold Pools, Other
Pool # U89009, 3.50%, 9/1/2032	1,001	997
Pool # U80074, 3.50%, 10/1/2032	3,656	3,640
Pool # U90690, 3.50%, 6/1/2042	3,063	3,021
Pool # U90975, 4.00%, 6/1/2042	778	788
Pool # U90230, 4.50%, 9/1/2042	2,884	3,003
Pool # U90281, 4.00%, 10/1/2042	2,172	2,200
Pool # U92021, 5.00%, 9/1/2043	3,252	3,474

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
MORTGAGE-BACKED SECURITIES — continued
Pool # U99076, 4.50%, 12/1/2043	6,319		6,581
Pool # U99084, 4.50%, 2/1/2044	5,265		5,482
Pool # U92996, 3.50%, 6/1/2045	667		656
Pool # U93026, 3.50%, 7/1/2045	1,413		1,390
Pool # U99134, 4.00%, 1/1/2046	5,797		5,872
Pool # U93155, 3.50%, 5/1/2046	983		967
Pool # U93158, 3.50%, 6/1/2046	1,359		1,337
Pool # U93167, 3.50%, 7/1/2046	991		973
Pool # U93172, 3.50%, 7/1/2046	1,185		1,166
FNMA
Pool # AM2292, ARM, 2.66%, 1/1/2023 (l)	2,354		2,354
Pool # 750285, ARM, 4.75%, 10/1/2033 (l)	19		19
Pool # 766610, ARM, 4.09%, 1/1/2034 (l)	85		89
Pool # 823660, ARM, 4.12%, 5/1/2035 (l)	89		92
Pool # 910181, ARM, 3.78%, 3/1/2037 (l)	74		77
Pool # 888304, ARM, 3.56%, 4/1/2037 (l)	7		7
Pool # 888750, ARM, 3.90%, 4/1/2037 (l)	112		118
Pool # 948208, ARM, 3.80%, 7/1/2037 (l)	58		59
Pool # 888620, ARM, 4.22%, 7/1/2037 (l)	68		71
FNMA, 10 Year, Single Family
Pool # AD0672, 4.50%, 1/1/2020	30		31
FNMA, 15 Year, Single Family
Pool # 725993, 6.00%, 9/1/2019	—	(g)	—	(g)
Pool # 890129, 6.00%, 12/1/2021	26		27
Pool # 949379, 6.00%, 8/1/2022	33		34
Pool # 890231, 5.00%, 7/1/2025	235		244
FNMA, 20 Year, Single Family
Pool # MA0602, 3.50%, 12/1/2030	329		325
FNMA, 30 Year, Single Family
Pool # 50617, 8.00%, 8/1/2022	—	(g)	—	(g)
Pool # 250228, 9.00%, 4/1/2025	1		1
Pool # 328066, 8.50%, 10/1/2025	—	(g)	—	(g)
Pool # 313692, 8.50%, 12/1/2025	7		7
Pool # 365997, 7.50%, 10/1/2026	4		4
Pool # 250854, 7.50%, 3/1/2027	1		1
Pool # 251569, 7.00%, 3/1/2028	1		1
Pool # 420165, 6.50%, 4/1/2028	44		48
Pool # 455598, 5.50%, 12/1/2028	28		30
Pool # 517656, 5.50%, 7/1/2029	21		22
Pool # 252570, 6.50%, 7/1/2029	22		24
Pool # 517679, 6.50%, 7/1/2029	77		84
Pool # 323866, 6.50%, 8/1/2029	17		19
Pool # 995656, 7.00%, 6/1/2033	229		260
Pool # AL6168, 5.00%, 9/1/2033	8,028		8,483
Pool # 725229, 6.00%, 3/1/2034	1,314		1,437
Pool # AA0918, 5.50%, 9/1/2034	248		267
Pool # 735503, 6.00%, 4/1/2035	128		140
Pool # 745948, 6.50%, 10/1/2036	21		23
Pool # AL0379, 8.00%, 12/1/2036	1,646		1,882
Pool # AA8502, 6.00%, 8/1/2037	58		62
Pool # 995149, 6.50%, 10/1/2038	64		73
Pool # 995504, 7.50%, 11/1/2038	89		103
Pool # AC3237, 5.00%, 10/1/2039	779		826
Pool # AC4467, 4.50%, 12/1/2039	2,018		2,098
Pool # AE1526, 4.50%, 9/1/2040	3,922		4,080
Pool # AE3095, 4.50%, 9/1/2040	1,950		2,029
Pool # AE0681, 4.50%, 12/1/2040	6,782		7,057
Pool # AL0038, 5.00%, 2/1/2041	7,270		7,710
Pool # AX5292, 5.00%, 1/1/2042	26,587		28,297
Pool # BM1065, 5.50%, 2/1/2042	11,732		12,612

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
MORTGAGE-BACKED SECURITIES — continued
Pool # AL2059, 4.00%, 6/1/2042	19,766	20,122
Pool # AB7575, 3.00%, 1/1/2043	5,596	5,383
Pool # AR6380, 3.00%, 2/1/2043	5,330	5,127
Pool # 890564, 3.00%, 6/1/2043	6,845	6,586
Pool # AT5907, 4.00%, 6/1/2043	11,954	12,169
Pool # AS0214, 3.50%, 8/1/2043	12,348	12,221
Pool # AL6848, 5.00%, 6/1/2044	3,478	3,713
Pool # BA2343, 4.00%, 9/1/2045	7,680	7,750
Pool # BA1210, 3.50%, 5/1/2046	2,052	2,021
Pool # BA7485, 3.50%, 6/1/2046	1,272	1,252
Pool # BC2969, 3.50%, 6/1/2046	1,034	1,018
Pool # BD1371, 3.50%, 6/1/2046	2,916	2,870
Pool # BA7492, 4.00%, 6/1/2046	1,909	1,922
Pool # BC9368, 4.00%, 6/1/2046	6,200	6,242
Pool # BD1372, 4.00%, 6/1/2046	3,043	3,064
Pool # BD2956, 3.50%, 7/1/2046	9,989	9,829
Pool # BD5456, 3.50%, 8/1/2046	5,929	5,834
Pool # BM1169, 4.00%, 9/1/2046	20,654	21,032
Pool # BE0280, 3.50%, 10/1/2046	6,000	5,904
Pool # AS8335, 4.50%, 11/1/2046	15,985	16,519
Pool # BM1906, 4.00%, 5/1/2047	16,174	16,329
Pool # AS9811, 5.00%, 6/1/2047	7,928	8,387
Pool # BH7565, 4.00%, 8/1/2047	26,068	26,311
Pool # BM3500, 4.00%, 9/1/2047	12,236	12,350
Pool # BH6687, 4.00%, 11/1/2047	12,304	12,390
Pool # BE8347, 4.00%, 12/1/2047	7,231	7,288
Pool # BJ5254, 4.00%, 12/1/2047	13,802	13,890
Pool # BM3499, 4.00%, 12/1/2047	94,843	95,493
Pool # BJ5777, 4.50%, 12/1/2047	1,300	1,346
Pool # BH6689, 4.00%, 1/1/2048	20,998	21,144
Pool # BJ7311, 4.00%, 1/1/2048	51,467	51,947
Pool # BJ8238, 4.00%, 1/1/2048	16,994	17,153
Pool # BJ8265, 4.00%, 1/1/2048	11,330	11,435
Pool # BK1008, 4.00%, 1/1/2048	3,114	3,143
Pool # BJ4617, 4.00%, 2/1/2048	11,342	11,453
Pool # BJ5772, 4.00%, 2/1/2048	15,574	15,721
Pool # BK1581, 4.00%, 2/1/2048	2,012	2,031
Pool # BJ5803, 4.00%, 3/1/2048	11,235	11,341
Pool # BK1963, 4.00%, 3/1/2048	8,087	8,166
Pool # BM3665, 4.00%, 3/1/2048	29,367	29,710
Pool # BJ5789, 4.50%, 3/1/2048	5,663	5,883
Pool # BE2789, 4.00%, 4/1/2048	7,238	7,306
Pool # BJ5781, 4.50%, 4/1/2048	27,775	28,775
Pool # BK5943, 5.00%, 6/1/2048	8,428	8,921
Pool # BK4130, 4.50%, 7/1/2048	3,010	3,099
Pool # BK6562, 4.50%, 7/1/2048	9,615	10,056
Pool # BK6589, 4.50%, 7/1/2048	3,161	3,287
Pool # BN0133, 4.00%, 8/1/2048	13,526	13,654
Pool # CA2171, 4.00%, 8/1/2048	25,888	26,077
Pool # BK9292, 5.00%, 8/1/2048	17,102	18,101
Pool # BN1312, 4.00%, 9/1/2048	25,811	26,054
Pool # 890863, 5.00%, 9/1/2048	43,405	45,752
Pool # BN0234, 5.00%, 9/1/2048	10,976	11,617
Pool # BN0861, 5.00%, 10/1/2048	5,037	5,324
FNMA, Other
Pool # 464019, 4.26%, 12/1/2019	3,430	3,466
Pool # AD0851, 4.37%, 2/1/2020	1,375	1,393
Pool # AE0134, 4.40%, 2/1/2020	331	335

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 465973, 3.59%, 10/1/2020	944	951
Pool # 466430, 3.37%, 11/1/2020	1,660	1,667
Pool # 467950, 4.34%, 6/1/2021	5,680	5,824
Pool # 468564, 4.06%, 7/1/2021	1,230	1,254
Pool # 469612, 3.66%, 12/1/2021	1,458	1,477
Pool # 470622, 2.75%, 3/1/2022	1,350	1,338
Pool # AM2285, 2.41%, 1/1/2023	3,575	3,479
Pool # AM2255, 2.51%, 1/1/2023	3,748	3,661
Pool # AM2452, 2.44%, 2/1/2023	6,999	6,816
Pool # AM2859, 2.65%, 3/1/2023	3,900	3,809
Pool # AL3876, 2.77%, 6/1/2023	4,261	4,177
Pool # AM4170, 3.51%, 8/1/2023	15,000	15,187
Pool # AM5032, 3.64%, 12/1/2023	4,759	4,824
Pool # AM5079, 3.45%, 1/1/2024	5,026	5,059
Pool # AM5473, 3.76%, 3/1/2024	5,300	5,377
Pool # AN2363, 2.23%, 4/1/2024	3,855	3,673
Pool # AM6795, 3.05%, 9/1/2024	11,021	10,861
Pool # AM7551, 2.97%, 12/1/2024	13,405	13,129
Pool # AM7552, 2.97%, 12/1/2024	18,190	17,815
Pool # AM7290, 2.97%, 12/1/2024	4,110	4,026
Pool # AL6260, 3.09%, 12/1/2024	4,179	4,155
Pool # AM7682, 2.84%, 1/1/2025	5,890	5,734
Pool # AM7795, 2.92%, 1/1/2025	10,000	9,767
Pool # AN1302, 2.93%, 1/1/2025	4,145	4,037
Pool # AM8090, 2.48%, 2/1/2025	9,723	9,287
Pool # AM7514, 3.07%, 2/1/2025	29,120	28,654
Pool # AM8702, 2.73%, 4/1/2025	18,325	17,688
Pool # AM8674, 2.81%, 4/1/2025	18,640	18,078
Pool # AM8691, 2.64%, 6/1/2025	18,777	18,008
Pool # AN0287, 2.95%, 11/1/2025	5,000	4,859
Pool # AN0707, 3.13%, 2/1/2026	8,720	8,573
Pool # AN1222, 2.78%, 4/1/2026	7,000	6,711
Pool # AN1413, 2.49%, 5/1/2026	10,000	9,418
Pool # AN1503, 2.62%, 5/1/2026	5,756	5,479
Pool # AN1221, 2.81%, 5/1/2026	4,000	3,841
Pool # AN1497, 2.61%, 6/1/2026	10,122	9,579
Pool # AN2193, 2.53%, 7/1/2026	5,971	5,647
Pool # AN2689, 2.20%, 10/1/2026	6,491	5,976
Pool # AN4000, 3.00%, 12/1/2026	2,390	2,325
Pool # AL6937, 3.92%, 12/1/2026	4,985	5,111
Pool # AN4917, 3.13%, 3/1/2027	13,674	13,267
Pool # AM8854, 2.88%, 7/1/2027	11,707	11,148
Pool # AN6318, 3.18%, 8/1/2027	8,500	8,239
Pool # AN1449, 2.97%, 4/1/2028	6,829	6,540
Pool # AN9696, 3.50%, 6/1/2028	34,500	34,232
Pool # AN2005, 2.73%, 7/1/2028	10,620	9,796
Pool # 387807, 3.55%, 8/1/2028	11,451	11,332
Pool # 387845, 3.64%, 8/1/2028	5,283	5,299
Pool # AN2497, 2.60%, 9/1/2028	4,225	3,905
Pool # 387823, 3.56%, 9/1/2028	13,467	13,712
Pool # AN2956, 2.44%, 10/1/2028	7,112	6,467
Pool # AN3080, 2.61%, 11/1/2028	14,080	12,925
Pool # AN3685, 2.69%, 12/1/2028	15,076	13,809
Pool # AN4004, 3.27%, 12/1/2028	8,615	8,318
Pool # AN4154, 3.17%, 1/1/2029	16,836	16,092
Pool # AN4349, 3.35%, 1/1/2029	8,606	8,358
Pool # AN4344, 3.37%, 1/1/2029	17,534	17,264
Pool # AN1872, 2.90%, 5/1/2029	3,861	3,634

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
MORTGAGE-BACKED SECURITIES — continued
Pool # AN5677, 3.25%, 6/1/2029	9,825		9,473
Pool # 387883, 3.78%, 8/1/2030	16,369		16,534
Pool # 387827, 3.80%, 8/1/2030	7,918		7,991
Pool # AN0198, 3.34%, 11/1/2030	4,141		4,001
Pool # AN1676, 2.99%, 5/1/2031	3,657		3,369
Pool # AN1953, 3.01%, 6/1/2031	1,967		1,830
Pool # AN1683, 3.03%, 6/1/2031	5,000		4,620
Pool # AN2308, 2.87%, 8/1/2031	9,304		8,664
Pool # AN2625, 2.50%, 10/1/2031	12,340		10,807
Pool # AN4118, 3.24%, 2/1/2032	9,190		8,644
Pool # AO7654, 3.50%, 5/1/2032	4,134		4,121
Pool # AO5230, 3.50%, 6/1/2032	2,954		2,945
Pool # AO7057, 3.50%, 6/1/2032	1,731		1,726
Pool # AO7746, 3.50%, 6/1/2032	253		252
Pool # AO8038, 3.50%, 7/1/2032	4,106		4,093
Pool # AP0645, 3.50%, 7/1/2032	4,890		4,874
Pool # AP0682, 3.50%, 7/1/2032	5,177		5,160
Pool # AP1314, 3.50%, 8/1/2032	4,556		4,542
Pool # AQ1534, 3.50%, 10/1/2032	1,279		1,274
Pool # AQ1607, 3.50%, 11/1/2032	1,027		1,023
Pool # 650236, 5.00%, 12/1/2032	12		13
Pool # AR7961, 3.50%, 3/1/2033	1,201		1,197
Pool # 868763, 6.50%, 4/1/2036	6		6
Pool # 886320, 6.50%, 7/1/2036	26		27
Pool # AO6757, 4.00%, 6/1/2042	4,576		4,634
Pool # MA1125, 4.00%, 7/1/2042	4,200		4,252
Pool # MA1213, 3.50%, 10/1/2042	15,186		14,985
Pool # MA1283, 3.50%, 12/1/2042	2,091		2,064
Pool # MA1328, 3.50%, 1/1/2043	7,387		7,289
Pool # MA1404, 3.50%, 4/1/2043	3,836		3,785
Pool # MA1462, 3.50%, 6/1/2043	2,171		2,146
Pool # MA1463, 3.50%, 6/1/2043	5,330		5,259
Pool # MA1510, 4.00%, 7/1/2043	4,413		4,468
Pool # MA1546, 3.50%, 8/1/2043	8,204		8,096
Pool # AU8840, 4.50%, 11/1/2043	2,440		2,533
Pool # AV2613, 4.50%, 11/1/2043	5,928		6,153
Pool # MA1711, 4.50%, 12/1/2043	4,104		4,260
Pool # AL6167, 3.50%, 1/1/2044	30,220		29,820
Pool # MA2346, 3.50%, 6/1/2045	1,194		1,174
Pool # MA2462, 4.00%, 11/1/2045	6,721		6,806
Pool # MA2482, 4.00%, 12/1/2045	6,679		6,762
Pool # MA2519, 4.00%, 1/1/2046	6,038		6,113
Pool # BC0784, 3.50%, 4/1/2046	881		867
Pool # MA2593, 4.00%, 4/1/2046	15,053		15,241
Pool # MA2631, 4.00%, 5/1/2046	17,011		17,170
Pool # MA2658, 3.50%, 6/1/2046	3,963		3,899
Pool # MA2690, 3.50%, 7/1/2046	9,518		9,363
GNMA I, 15 Year, Single Family
Pool # 782933, 6.50%, 10/15/2023	70		73
GNMA I, 30 Year, Single Family
Pool # 299559, 10.00%, 11/15/2020	—	(g)	—	(g)
Pool # 313389, 7.25%, 9/15/2021	1		1
Pool # 314497, 7.25%, 1/15/2022	16		16
Pool # 316247, 9.00%, 1/15/2022	5		5
Pool # 297656, 7.50%, 10/15/2022	4		4
Pool # 376855, 7.00%, 2/15/2024	22		23
Pool # 380930, 7.00%, 4/15/2024	1		1
Pool # 780029, 9.00%, 11/15/2024	4		4
Pool # 405529, 8.50%, 11/15/2025	—	(g)	1

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 430999, 7.50%, 7/15/2026	13	13
Pool # 780481, 7.00%, 12/15/2026	4	4
Pool # 442422, 7.50%, 2/15/2027	3	3
Pool # 460982, 7.00%, 11/15/2027	2	2
Pool # 427295, 7.25%, 1/15/2028	13	13
Pool # 460759, 6.50%, 2/15/2028	63	68
Pool # 781118, 6.50%, 10/15/2029	45	50
Pool # 783867, 6.00%, 8/15/2036	4,273	4,660
Pool # AS4934, 4.50%, 5/15/2046	2,572	2,696
Pool # AT7538, 4.00%, 7/15/2046	10,351	10,585
Pool # AT7652, 4.00%, 8/15/2046	7,025	7,185
GNMA II, 30 Year, Single Family
Pool # 2056, 7.50%, 8/20/2025	3	3
Pool # 2270, 8.00%, 8/20/2026	2	3
Pool # 2285, 8.00%, 9/20/2026	30	34
Pool # 2379, 8.00%, 2/20/2027	2	2
Pool # 2397, 8.00%, 3/20/2027	1	1
Pool # 2445, 8.00%, 6/20/2027	11	13
Pool # 2457, 7.50%, 7/20/2027	29	32
Pool # 2538, 8.00%, 1/20/2028	6	7
Pool # 2581, 8.00%, 4/20/2028	1	1
Pool # 2606, 8.00%, 6/20/2028	1	1
Pool # 2619, 8.00%, 7/20/2028	2	2
Pool # 2633, 8.00%, 8/20/2028	6	6
Pool # 2714, 6.50%, 2/20/2029	5	6
Pool # 4901, 8.00%, 9/20/2031	319	359
Pool # 5020, 7.50%, 5/20/2032	149	163
Pool # 738210, 7.00%, 6/20/2032	299	322
Pool # 738062, 6.00%, 11/20/2032	533	573
Pool # 738059, 6.00%, 10/20/2033	167	177
Pool # 738049, 6.00%, 3/20/2035	505	543
Pool # 737987, 6.00%, 4/20/2036	574	614
Pool # 737975, 6.00%, 9/20/2036	82	87
Pool # 5034, 7.00%, 8/20/2038	142	156
Pool # 4245, 6.00%, 9/20/2038	129	139
Pool # 4930, 7.00%, 10/20/2038	479	543
Pool # 4964, 7.00%, 12/20/2038	91	96
Pool # 4872, 7.00%, 1/20/2039	509	569
Pool # 5072, 6.50%, 10/20/2039	175	192
Pool # 5218, 6.50%, 10/20/2039	244	270
Pool # AS8103, 3.50%, 6/20/2046	2,317	2,292
Pool # AS8104, 3.75%, 6/20/2046	1,982	1,985
Pool # AS8105, 4.00%, 6/20/2046	1,404	1,425
Pool # AS8106, 3.50%, 7/20/2046	3,062	3,028
Pool # AS8107, 3.75%, 7/20/2046	3,949	3,957
Pool # BB8791, 4.00%, 12/20/2047	9,865	10,079
Pool # BD6195, 4.00%, 1/20/2048	23,835	24,207
Pool # BE9507, 4.50%, 3/20/2048	4,528	4,760
Pool # BG2382, 4.50%, 3/20/2048	3,818	3,989
Pool # BA7568, 4.50%, 4/20/2048	31,255	32,380
Pool # BD0512, 5.00%, 4/20/2048	20,498	21,740
Pool # BD0532, 5.00%, 6/20/2048	19,372	20,549
Pool # BH2970, 5.00%, 6/20/2048	12,922	13,736
Pool # BG3833, 4.50%, 7/20/2048	44,758	46,369
Pool # BD0549, 5.00%, 8/20/2048	18,758	19,897
Pool # BH9109, 4.50%, 10/20/2048	20,786	21,584

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,174,963)		2,102,476

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.3%
20 Times Square Trust Series 2018-20TS, Class F, 3.20%, 5/15/2035 ‡ (a) (l)	24,120	22,375
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030 (a)	2,985	2,951
Series 2016-FR14, Class A, 3.02%, 2/27/2048 (a) (l)	8,400	7,922
BAMLL Re-REMIC Trust
Series 2016-FR16, Class A, 0.95%, 5/27/2021 (a) (l)	5,750	5,317
Series 2013-FRR2, Class B, PO, 9/26/2022 (a)	8,992	7,318
Series 2014-FRR4, Class BK29, PO, 4/27/2023 (a)	8,600	6,071
Series 2013-FRR3, Class A, PO, 6/26/2023 (a)	14,650	11,451
Series 2016-FR13, Class A, 1.66%, 8/27/2045 (a) (l)	16,500	14,494
Series 2014-FRR5, Class A714, PO, 1/27/2047 (a)	3,050	2,774
Series 2014-FRR5, Class AK37, 2.64%, 1/27/2047 (a) (l)	15,000	13,198
Series 2014-FRR8, Class A, 2.20%, 11/26/2047 (a) (l)	12,000	9,945
BBCCRE Trust Series 2015-GTP, Class A, 3.97%, 8/10/2033 (a)	9,400	9,484
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 6/5/2030 (a)	972	954
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	13,922	13,630
Series 2012-SHOW, Class E, 4.16%, 11/5/2036 (a) (l)	12,692	11,995
BCRR Trust
Series 2014-FRR1, Class A716, PO, 8/26/2047 (a)	21,000	18,338
Series 2014-FRR1, Class B716, PO, 8/26/2047 ‡ (a)	14,335	12,071
BWAY Mortgage Trust Series 2013-1515, Class F, 4.06%, 3/10/2033 ‡ (a) (l)	5,000	4,714
BXMT Ltd. Series 2017-FL1, Class D, 5.00%, 6/15/2035 ‡ (a) (l)	8,500	8,563
Capmark Mortgage Securities, Inc. Series 1998-C2, Class X, IO, 1.31%, 5/15/2035 ‡ (l)	7,543	—	(g)
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 0.93%, 12/11/2049 (a) (l)	276	3
CFCRE Commercial Mortgage Trust Series 2011-C2, Class D, 5.95%, 12/15/2047 ‡ (a) (l)	5,000	5,103
Commercial Mortgage Trust
Series 2013-WWP, Class A2, 3.42%, 3/10/2031 (a)	6,100	6,137
Series 2018-HOME, Class A, 3.94%, 4/10/2033 (a) (l)	23,900	23,614
Series 2006-GG7, Class AM, 5.86%, 7/10/2038 (l)	2,036	2,036
Series 2013-CR9, Class D, 4.40%, 7/10/2045 ‡ (a) (l)	7,000	5,920
Series 2012-CR2, Class XA, IO, 1.81%, 8/15/2045 ‡ (l)	21,249	1,049
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	8,032	7,996
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	6,856	6,842
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.10%, 1/15/2049 ‡ (a) (l)	13,085	—	(g)
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class UESC, 4.38%, 10/15/2032 ‡ (a) (l)	19,159	18,829
Series 2015-C3, Class A4, 3.72%, 8/15/2048	12,304	12,252
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	15,200	14,471
DBRR Re-REMIC Trust Series 2015-FRR1, Class B711, PO, 8/28/2045 (a)	7,715	7,441
DBUBS Mortgage Trust Series 2011-LC2A, Class XA, IO, 1.25%, 7/10/2044 ‡ (a) (l)	10,412	216
Exantas Capital Corp. Ltd. (Cayman Islands)
Series 2018-RSO6, Class C, 4.15%, 6/15/2035 ‡ (a) (l)	4,808	4,814
Series 2018-RSO6, Class D, 4.80%, 6/15/2035 ‡ (a) (l)	4,000	4,010
FHLMC Multifamily Structured Pass-Through Certificates
Series K708, Class X1, IO, 1.58%, 1/25/2019 (l)	41,910	35
Series KJ13, Class A2, 2.86%, 8/25/2022	13,930	13,802
Series KJ18, Class A2, 3.07%, 8/25/2022	8,633	8,589
Series KJ09, Class A2, 2.84%, 9/25/2022	5,121	5,054
Series KJ07, Class A2, 2.31%, 12/25/2022	20,000	19,372
Series KJ06, Class A, 2.27%, 1/25/2023	25,000	24,040
Series K037, Class A2, 3.49%, 1/25/2024	15,000	15,128
Series K038, Class A2, 3.39%, 3/25/2024	3,429	3,442
Series K727, Class AM, 3.04%, 7/25/2024	10,471	10,332

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
Series K048, Class A2, 3.28%, 6/25/2025 (l)	13,500	13,426
Series KC02, Class A2, 3.37%, 7/25/2025	31,000	30,803
Series KS07, Class A2, 2.74%, 9/25/2025	21,600	20,631
Series KJ17, Class A2, 2.98%, 11/25/2025	12,710	12,478
Series K052, Class A2, 3.15%, 11/25/2025	3,791	3,738
Series KS06, Class A2, 2.72%, 7/25/2026	10,080	9,626
Series K058, Class AM, 2.72%, 8/25/2026 (l)	20,000	18,941
Series K061, Class AM, 3.44%, 11/25/2026 (l)	10,012	9,910
Series K063, Class AM, 3.51%, 1/25/2027 (l)	25,610	25,598
Series K065, Class A2, 3.24%, 4/25/2027	6,633	6,473
Series K065, Class AM, 3.33%, 5/25/2027	3,557	3,476
Series K069, Class A2, 3.19%, 9/25/2027 (l)	20,340	19,712
Series K070, Class A2, 3.30%, 11/25/2027 (l)	6,045	5,901
Series K073, Class A2, 3.35%, 1/25/2028	14,087	13,823
Series W5FX, Class AFX, 3.34%, 4/25/2028 (l)	9,910	9,646
Series K081, Class A2, 3.90%, 8/25/2028 (l)	17,845	18,168
Series K157, Class A1, 3.99%, 6/25/2030	18,415	18,868
Series K152, Class A2, 3.08%, 1/25/2031	8,843	8,323
FNMA ACES
Series 2011-M8, Class A2, 2.92%, 8/25/2021	570	567
Series 2014-M12, Class ASV2, 2.61%, 10/25/2021 (l)	12,597	12,442
Series 2013-M7, Class A2, 2.28%, 12/27/2022	3,128	3,036
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (l)	8,935	9,016
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (l)	8,909	8,756
Series 2015-M1, Class A2, 2.53%, 9/25/2024	12,965	12,415
Series 2015-M3, Class A2, 2.72%, 10/25/2024	10,000	9,664
Series 2015-M7, Class A2, 2.59%, 12/25/2024	12,398	11,881
Series 2015-M2, Class A3, 3.15%, 12/25/2024 (l)	19,127	18,883
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (l)	11,700	11,390
Series 2015-M5, Class A1, 2.97%, 3/25/2025 (l)	20,005	19,377
Series 2015-M13, Class A2, 2.80%, 6/25/2025 (l)	1,808	1,737
Series 2016-M6, Class A2, 2.49%, 5/25/2026	9,100	8,475
Series 2016-M7, Class A2, 2.50%, 9/25/2026	10,328	9,595
Series 2017-M1, Class A2, 2.50%, 10/25/2026 (l)	10,660	9,827
Series 2017-M3, Class A2, 2.57%, 12/25/2026 (l)	17,000	15,684
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (l)	8,528	8,235
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (l)	10,260	9,820
Series 2018-M4, Class A2, 3.14%, 3/25/2028 (l)	11,282	10,727
Series 2018-M7, Class A2, 3.15%, 3/25/2028 (l)	30,256	28,989
Series 2018-M9, Class APT2, 3.23%, 4/25/2028 (l)	36,000	34,821
Series 2018-M10, Class A2, 3.50%, 7/25/2028 (l)	20,853	20,514
Series 2018-M14, Class A2, 3.58%, 8/25/2028 (l)	16,000	16,140
Series 2017-M5, Class A2, 3.30%, 4/25/2029 (l)	30,277	28,923
Series 2018-M3, Class A2, 3.19%, 2/25/2030 (l)	7,528	7,034
FNMA Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	13,069	12,192
FREMF Mortgage Trust
Series 2015-K720, Class B, 3.51%, 7/25/2022 (a) (l)	11,227	11,096
Series 2015-K720, Class C, 3.51%, 7/25/2022 (a) (l)	11,500	11,276
Series 2017-K727, Class C, 3.87%, 7/25/2024 (a) (l)	3,200	3,030
Series 2013-K25, Class C, 3.74%, 11/25/2045 (a) (l)	4,156	4,093
Series 2014-K38, Class C, 4.79%, 6/25/2047 (a) (l)	4,750	4,721
Series 2014-K39, Class C, 4.28%, 8/25/2047 (a) (l)	7,000	6,779
Series 2015-K721, Class B, 3.68%, 11/25/2047 (a) (l)	2,585	2,544
Series 2014-K40, Class C, 4.21%, 11/25/2047 (a) (l)	8,542	8,404
Series 2015-K718, Class C, 3.67%, 2/25/2048 (a) (l)	4,000	3,967
Series 2015-K45, Class B, 3.71%, 4/25/2048 (a) (l)	8,920	8,733
Series 2015-K46, Class C, 3.82%, 4/25/2048 (a) (l)	3,545	3,389
Series 2015-K48, Class B, 3.76%, 8/25/2048 (a) (l)	16,085	15,446

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (l)	2,750	2,712
Series 2016-K55, Class B, 4.30%, 4/25/2049 (a) (l)	10,000	9,795
Series 2016-K56, Class B, 4.07%, 6/25/2049 (a) (l)	3,549	3,461
Series 2016-K722, Class B, 3.97%, 7/25/2049 (a) (l)	8,010	8,013
Series 2017-K68, Class B, 3.98%, 10/25/2049 (a) (l)	9,423	9,048
Series 2016-K59, Class B, 3.70%, 11/25/2049 (a) (l)	4,714	4,516
Series 2017-K63, Class B, 4.00%, 2/25/2050 (a) (l)	11,895	11,553
Series 2018-K74, Class B, 4.23%, 2/25/2051 (a) (l)	10,000	9,657
FRR Re-REMIC Trust
Series 2018-C1, Class A720, 3.01%, 8/27/2047 (a)	6,500	5,989
Series 2018-C1, Class AK43, 3.05%, 2/27/2048 (a)	5,000	4,315
GS Mortgage Securities Corp. Trust Series 2012-SHOP, Class XA, IO, 1.44%, 6/5/2031 ‡ (a) (l)	20,000	65
GS Mortgage Securities Trust Series 2011-GC5, Class D, 5.56%, 8/10/2044 ‡ (a) (l)	2,579	2,517
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	16,270	16,074
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.03%, 8/12/2037 ‡ (a) (l)	20,905	5
Series 2006-CB15, Class X1, IO, 0.39%, 6/12/2043 ‡ (l)	7,108	8
Series 2010-C2, Class XA, IO, 1.72%, 11/15/2043 ‡ (a) (l)	4,549	98
Series 2005-LDP5, Class X1, IO, 0.00%, 12/15/2044 ‡ (a) (l)	2,078	—	(g)
Series 2006-LDP8, Class X, IO, 0.29%, 5/15/2045 ‡ (l)	437	1
Series 2006-LDP9, Class AMS, 5.34%, 5/15/2047	2,000	1,999
JPMCC Re-REMIC Trust
Series 2015-FRR2, Class AK36, 2.58%, 12/27/2046 (a) (l)	5,000	4,414
Series 2014-FRR1, Class A707, 4.35%, 1/27/2047 (a)	6,400	6,380
Series 2015-FRR2, Class AK39, 2.94%, 8/27/2047 (a) (l)	7,000	6,154
Series 2014-FRR1, Class BK10, 2.51%, 11/27/2049 (a) (l)	6,875	6,570
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.80%, 12/12/2049 ‡ (a) (l)	1,824	—	(g)
Morgan Stanley Capital I Trust
Series 2007-HQ11, Class X, IO, 0.53%, 2/12/2044 ‡ (a) (l)	1,080	2
Series 2011-C3, Class A3, 4.05%, 7/15/2049	513	514
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class B, 0.25%, 7/27/2049 ‡ (a)	160	151
Series 2012-IO, Class AXA, 1.00%, 3/27/2051 (a)	59	58
PFP Ltd. (Cayman Islands) Series 2017-3, Class D, 5.80%, 1/14/2035 ‡ (a) (l)	6,500	6,549
Series RR Trust Series 2015-1, Class A, PO, 4/26/2048 (a)	3,000	2,065
TPG Real Estate Finance Ltd. (Cayman Islands) Series 2018-FL1, Class D, 5.00%, 2/15/2035 ‡ (a) (l)	7,750	7,791
UBS Commercial Mortgage Trust
Series 2012-C1, Class XA, IO, 2.25%, 5/10/2045 (a) (l)	7,312	408
Series 2012-C1, Class D, 5.73%, 5/10/2045 ‡ (a) (l)	6,180	6,062
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	2,191	2,179
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA, IO, 1.48%, 5/10/2063 ‡ (a) (l)	12,330	473
Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,560	1,558
VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (a)	5,291	5,190
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class XC, IO, 0.41%, 12/15/2043 ‡ (a) (l)	11,173	—	(g)
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	7,598	7,541
Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class AK16, PO, 12/27/2043 (a)	12,000	10,506
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044 (a)	2,500	2,547
Series 2013-C11, Class D, 4.41%, 3/15/2045 ‡ (a) (l)	6,640	6,417
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (a)	12,837	12,393

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,281,380)		1,262,999

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.1%
Acre
12/15/2020 ‡	17,350	17,350
Series 2017-B, 12/15/2020 ‡	12,400	12,400
Adjustable Rate Mortgage Trust Series 2005-5, Class 6A21, 2.54%, 9/25/2035 (l)	25	25
Alternative Loan Trust
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	33	32
Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	39	40
Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	634	651
Series 2005-23CB, Class A2, 5.50%, 7/25/2035	321	316
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,519	1,422
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	581	504
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	163	132
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (l)	25	26
Angel Oak Mortgage Trust LLC Series 2017-1, Class A3, 3.64%, 1/25/2047 (a) (l)	466	464
Antler Mortgage Trust Series 2018-RTL1, Class A2, 4.70%, 7/25/2022 ‡ (a)	7,000	7,000
Aqua Finance Trust Series 2017-A, Class A, 3.72%, 11/15/2035 (a)	8,204	8,027
ARIVO 9/15/2019 ‡	7,162	7,162
Banc of America Alternative Loan Trust Series 2004-6, Class 4A1, 5.00%, 7/25/2019	25	25
Banc of America Funding Trust
Series 2005-E, Class 4A1, 4.43%, 3/20/2035 (l)	202	203
Series 2005-5, Class 3A5, 5.50%, 8/25/2035	1,500	1,491
Series 2005-7, Class 30PO, PO, 11/25/2035 ‡	76	64
Banc of America Mortgage Trust
Series 2005-11, Class 15PO, PO, 12/25/2020 ‡	9	9
Series 2004-2, Class 2A4, 5.50%, 3/25/2034	55	54
Series 2004-F, Class 1A1, 4.49%, 7/25/2034 (l)	166	168
BCAP LLC Trust Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (a) (l)	42	43
Bear Stearns ARM Trust Series 2003-7, Class 3A, 4.20%, 10/25/2033 (l)	65	65
Bear Stearns Mortgage Securities, Inc. Series 1997-6, Class 1A, 6.20%, 3/25/2031 (l)	2	2
Chase Mortgage Finance Trust Series 2007-A2, Class 2A1, 4.35%, 7/25/2037 (l)	1,094	1,115
CHL Mortgage Pass-Through Trust
Series 2004-J1, Class 2A1, 4.75%, 1/25/2019	1	—	(g)
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	12	12
Series 2004-J7, Class 2A2, 4.50%, 8/25/2019	85	85
Series 2004-3, Class A25, 5.75%, 4/25/2034	164	162
Series 2004-5, Class 2A9, 5.25%, 5/25/2034	237	236
Series 2005-22, Class 2A1, 4.08%, 11/25/2035 (l)	361	318
Citicorp Mortgage Securities Trust Series 2006-1, Class 2A1, 5.00%, 2/25/2021	21	21
Citigroup Mortgage Loan Trust Series 2009-3, Class 5A2, 6.00%, 2/25/2037 (a) (l)	658	674
Citigroup Mortgage Loan Trust, Inc.
Series 2004-UST1, Class A3, 4.56%, 8/25/2034 (l)	85	87
Series 2004-HYB4, Class AA, 2.64%, 12/25/2034 (l)	88	84
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-7, Class 5A1, 4.75%, 8/25/2020	5	5
Series 2005-1, Class 1A16, 5.50%, 2/25/2035	156	156
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 6A13, 5.50%, 11/25/2035	338	273
Series 2005-10, Class 10A4, 6.00%, 11/25/2035	233	123
CVS Pass-Through Trust
8.35%, 7/10/2031 (a)	307	368
5.77%, 1/10/2033 (a)	388	408
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 4APO, PO, 6/25/2035 ‡	41	35
DLJ Mortgage Acceptance Corp. Series 1993-19, Class A7, 6.75%, 1/25/2024	201	200
DT Asset Trust 5.84%, 12/16/2022 ‡	9,000	8,992
FHLMC - GNMA Series 24, Class J, 6.25%, 11/25/2023	266	278

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 23, Class KZ, 6.50%, 11/25/2023	38		40
Series 31, Class Z, 8.00%, 4/25/2024	40		43
FHLMC REMIC
Series 38, Class D, 9.50%, 5/15/2020	—	(g)	—	(g)
Series 84, Class F, 9.20%, 10/15/2020	—	(g)	—	(g)
Series 81, Class A, 8.13%, 11/15/2020	—	(g)	—	(g)
Series 109, Class I, 9.10%, 1/15/2021	—	(g)	—	(g)
Series 1316, Class Z, 8.00%, 6/15/2022	23		24
Series 1343, Class LB, 7.50%, 8/15/2022	7		8
Series 1351, Class TF, HB, 1,010.00%, 8/15/2022	—	(g)	2
Series 198, Class Z, 8.50%, 9/15/2022	—	(g)	—	(g)
Series 1456, Class Z, 7.50%, 1/15/2023	15		16
Series 1543, Class VN, 7.00%, 7/15/2023	113		119
Series 1911, Class SD, IF, IO, 10.17%, 7/15/2023 (l)	42		6
Series 2033, Class K, 6.05%, 8/15/2023	152		159
Series 1577, Class PV, 6.50%, 9/15/2023	104		110
Series 1608, Class L, 6.50%, 9/15/2023	192		203
Series 3890, Class ET, 5.50%, 11/15/2023	164		169
Series 1630, Class PK, 6.00%, 11/15/2023	75		78
Series 1611, Class Z, 6.50%, 11/15/2023	191		202
Series 1628, Class LZ, 6.50%, 12/15/2023	156		163
Series 2756, Class NA, 5.00%, 2/15/2024	137		141
Series 1671, Class I, 7.00%, 2/15/2024	168		173
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (l)	16		19
Series 1695, Class G, HB, IF, 26.86%, 3/15/2024 (l)	15		19
Series 1710, Class GB, HB, IF, 40.47%, 4/15/2024 (l)	10		14
Series 2989, Class TG, 5.00%, 6/15/2025	252		264
Series 3005, Class ED, 5.00%, 7/15/2025	440		459
Series 4030, Class IL, IO, 3.50%, 4/15/2027	1,965		181
Series 4060, Class TB, 2.50%, 6/15/2027	4,000		3,701
Series 2022, Class PE, 6.50%, 1/15/2028	23		25
Series 2036, Class PG, 6.50%, 1/15/2028	136		147
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	25		3
Series 2091, Class PG, 6.00%, 11/15/2028	410		440
Series 2116, Class ZA, 6.00%, 1/15/2029	95		100
Series 2148, Class ZA, 6.00%, 4/15/2029	27		29
Series 2995, Class FT, 2.56%, 5/15/2029 (l)	131		130
Series 2530, Class SK, IF, IO, 5.79%, 6/15/2029 (l)	417		59
Series 2201, Class C, 8.00%, 11/15/2029	84		93
Series 3648, Class CY, 4.50%, 3/15/2030	821		858
Series 3737, Class DG, 5.00%, 10/15/2030	310		322
Series 2261, Class ZY, 7.50%, 10/15/2030	2		2
Series 2293, Class ZA, 6.00%, 3/15/2031	157		173
Series 2310, Class Z, 6.00%, 4/15/2031	20		22
Series 2313, Class LA, 6.50%, 5/15/2031	9		11
Series 2325, Class JO, PO, 6/15/2031	72		64
Series 2330, Class PE, 6.50%, 6/15/2031	214		233
Series 2410, Class QB, 6.25%, 2/15/2032	300		333
Series 2534, Class SI, IF, 15.06%, 2/15/2032 (l)	47		62
Series 2427, Class GE, 6.00%, 3/15/2032	808		884
Series 2430, Class WF, 6.50%, 3/15/2032	626		694
Series 2594, Class IV, IO, 7.00%, 3/15/2032	107		13
Series 2643, Class SA, HB, IF, 30.51%, 3/15/2032 (l)	23		39
Series 2466, Class DH, 6.50%, 6/15/2032	113		124
Series 4146, Class KI, IO, 3.00%, 12/15/2032	6,062		797
Series 2543, Class YX, 6.00%, 12/15/2032	320		350
Series 2557, Class HL, 5.30%, 1/15/2033	212		228
Series 2994, Class SC, IF, IO, 3.29%, 2/15/2033 (l)	145		1

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2586, IO, 6.50%, 3/15/2033	386	42
Series 2610, Class UI, IO, 6.50%, 5/15/2033	259	55
Series 2764, Class S, IF, 7.98%, 7/15/2033 (l)	45	49
Series 2656, Class AC, 6.00%, 8/15/2033	152	168
Series 2733, Class SB, IF, 5.93%, 10/15/2033 (l)	465	490
Series 3005, Class PV, IF, 9.10%, 10/15/2033 (l)	11	12
Series 2699, Class W, 5.50%, 11/15/2033	348	378
Series 2990, Class SL, IF, 16.04%, 6/15/2034 (l)	44	49
Series 3611, PO, 7/15/2034	83	70
Series 2845, Class QH, 5.00%, 8/15/2034	277	292
Series 2864, Class NS, IF, IO, 4.79%, 9/15/2034 (l)	195	6
Series 2912, Class EH, 5.50%, 1/15/2035	1,210	1,312
Series 3059, Class B, 5.00%, 2/15/2035	18	18
Series 2980, Class QB, 6.50%, 5/15/2035	32	36
Series 3031, Class BN, IF, 12.71%, 8/15/2035 (l)	332	391
Series 3117, Class EO, PO, 2/15/2036	155	130
Series 3134, PO, 3/15/2036	47	41
Series 3152, Class MO, PO, 3/15/2036	299	253
Series 3184, Class YO, PO, 3/15/2036	452	400
Series 3138, PO, 4/15/2036	54	47
Series 3187, Class Z, 5.00%, 7/15/2036	1,409	1,496
Series 3542, Class TN, IF, 6.00%, 7/15/2036 (l)	30	33
Series 3201, Class IN, IF, IO, 3.94%, 8/15/2036 (l)	231	19
Series 3202, Class HI, IF, IO, 4.34%, 8/15/2036 (l)	1,158	146
Series 3855, Class AM, 6.50%, 11/15/2036	284	311
Series 3274, Class B, 6.00%, 2/15/2037	183	197
Series 3292, Class DO, PO, 3/15/2037	112	104
Series 3305, Class IW, IF, IO, 4.14%, 4/15/2037 (l)	409	35
Series 3306, Class TC, IF, 4.52%, 4/15/2037 (l)	26	28
Series 3306, Class TB, IF, 5.06%, 4/15/2037 (l)	30	32
Series 3331, PO, 6/15/2037	63	55
Series 3605, Class NC, 5.50%, 6/15/2037	840	910
Series 3383, Class OP, PO, 11/15/2037	121	103
Series 3409, Class DB, 6.00%, 1/15/2038	809	861
Series 3546, Class A, 4.08%, 2/15/2039 (l)	113	115
Series 3531, Class SM, IF, IO, 3.79%, 5/15/2039 (l)	60	3
Series 3827, Class BD, 4.00%, 8/15/2039	209	209
Series 3572, Class JS, IF, IO, 4.49%, 9/15/2039 (l)	195	21
Series 3592, Class BZ, 5.00%, 10/15/2039	4,154	4,412
Series 3609, Class SA, IF, IO, 4.03%, 12/15/2039 (l)	802	90
Series 3610, Class CA, 4.50%, 12/15/2039	324	340
Series 3653, Class HJ, 5.00%, 4/15/2040	181	191
Series 3677, Class PB, 4.50%, 5/15/2040	3,006	3,181
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (l)	417	442
Series 4374, Class NC, 3.75%, 2/15/2046 (c)	2,552	2,566
FHLMC STRIPS
Series 186, PO, 8/1/2027	166	149
Series 262, Class 35, 3.50%, 7/15/2042	5,202	5,155
Series 279, Class 35, 3.50%, 9/15/2042	1,823	1,805
Series 323, Class 300, 3.00%, 1/15/2044	6,227	6,050
Series 334, Class 300, 3.00%, 8/15/2044	5,073	4,792
FHLMC Structured Pass-Through Securities Certificates Series T-76, Class 2A, 2.49%, 10/25/2037 (l)	434	447
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1, 4.23%, 9/25/2034 (l)	267	263
First Horizon Mortgage Pass-Through Trust
Series 2004-AR6, Class 2A1, 4.70%, 12/25/2034 (l)	238	243
Series 2004-AR7, Class 2A2, 3.71%, 2/25/2035 (l)	80	81
FN
3.88%, 1/25/2029 (n)	16,000	16,005
3.97%, 1/27/2031 (n)	10,000	10,147
FNMA Grantor Trust
Series 2001-T12, IO, 0.52%, 8/25/2041 (l)	17,665	318
Series 2002-T4, IO, 0.40%, 12/25/2041 (l)	35,216	246

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2002-T4, Class A2, 7.00%, 12/25/2041	401		445
Series 2002-T4, Class A4, 9.50%, 12/25/2041	674		790
Series 2002-T19, Class A1, 6.50%, 7/25/2042	546		611
Series 2002-T16, Class A2, 7.00%, 7/25/2042	623		700
Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	241		270
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	270		303
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	338		366
Series 2004-T3, Class 1IO4, IO, 0.57%, 2/25/2044 (l)	5,082		54
FNMA REMIC
Series 1989-72, Class E, 9.35%, 10/25/2019	2		2
Series 1989-98, Class H, 11.50%, 12/25/2019	—	(g)	—	(g)
Series 1990-1, Class D, 8.80%, 1/25/2020	—	(g)	—	(g)
Series 1990-110, Class H, 8.75%, 9/25/2020	—	(g)	—	(g)
Series 1990-117, Class E, 8.95%, 10/25/2020	—	(g)	—	(g)
Series 2001-4, Class PC, 7.00%, 3/25/2021	43		44
Series G-29, Class O, 8.50%, 9/25/2021	4		5
Series 1991-141, Class PZ, 8.00%, 10/25/2021	10		10
Series 1992-31, Class M, 7.75%, 3/25/2022	5		5
Series G92-30, Class Z, 7.00%, 6/25/2022	1		1
Series 1992-101, Class J, 7.50%, 6/25/2022	6		7
Series 1992-79, Class Z, 9.00%, 6/25/2022	5		6
Series G92-62, Class B, PO, 10/25/2022	6		5
Series 1995-4, Class Z, 7.50%, 10/25/2022	68		71
Series 1992-200, Class SK, HB, IF, 23.05%, 11/25/2022 (l)	65		77
Series 1997-37, Class SM, IF, IO, 5.68%, 12/25/2022 (l)	133		5
Series 2003-17, Class EQ, 5.50%, 3/25/2023	248		257
Series 1993-23, Class PZ, 7.50%, 3/25/2023	6		6
Series 1993-56, Class PZ, 7.00%, 5/25/2023	39		41
Series 1993-60, Class Z, 7.00%, 5/25/2023	23		25
Series 1993-79, Class PL, 7.00%, 6/25/2023	36		38
Series 1993-141, Class Z, 7.00%, 8/25/2023	75		79
Series 1993-149, Class M, 7.00%, 8/25/2023	33		35
Series 1993-205, Class H, PO, 9/25/2023	1		1
Series 1993-160, Class ZA, 6.50%, 9/25/2023	69		72
Series 1993-165, Class SA, IF, 13.87%, 9/25/2023 (l)	13		15
Series 1995-19, Class Z, 6.50%, 11/25/2023	261		283
Series 1993-255, Class E, 7.10%, 12/25/2023	14		14
Series 1993-247, Class SM, HB, IF, 26.34%, 12/25/2023 (l)	11		13
Series 1994-29, Class Z, 6.50%, 2/25/2024	120		127
Series 2009-17, Class AI, IO, 5.00%, 3/25/2024	14		—	(g)
Series 1994-65, Class PK, PO, 4/25/2024	20		18
Series 2009-23, Class MI, IO, 4.50%, 4/25/2024	62		2
Series 1997-20, Class D, 7.00%, 3/17/2027	114		123
Series 1997-11, Class E, 7.00%, 3/18/2027	25		27
Series 1997-27, Class J, 7.50%, 4/18/2027	12		13
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	2,784		285
Series 1997-42, Class EG, 8.00%, 7/18/2027	167		184
Series 1997-63, Class ZA, 6.50%, 9/18/2027	126		137
Series 2013-13, Class IK, IO, 2.50%, 3/25/2028	9,506		702
Series 1998-66, Class FB, 2.67%, 12/25/2028 (l)	121		122
Series 1999-47, Class JZ, 8.00%, 9/18/2029	271		305
Series 2000-8, Class Z, 7.50%, 2/20/2030	131		146
Series 2001-36, Class ST, IF, IO, 6.18%, 11/25/2030 (l)	152		26
Series 2001-14, Class Z, 6.00%, 5/25/2031	119		126
Series 2001-16, Class Z, 6.00%, 5/25/2031	170		184
Series 2001-72, Class SB, IF, IO, 5.18%, 12/25/2031 (l)	373		54
Series 2001-81, Class HE, 6.50%, 1/25/2032	736		811

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2002-19, Class SC, IF, 10.15%, 3/17/2032 (l)	65	73
Series 2002-56, Class PE, 6.00%, 9/25/2032	797	866
Series 2002-86, Class PG, 6.00%, 12/25/2032	603	659
Series 2012-148, Class IE, IO, 3.00%, 1/25/2033	6,850	835
Series 2003-25, Class KP, 5.00%, 4/25/2033	1,889	1,996
Series 2003-22, Class Z, 6.00%, 4/25/2033	382	414
Series 2003-47, Class PE, 5.75%, 6/25/2033	477	518
Series 2003-64, Class SX, IF, 8.00%, 7/25/2033 (l)	37	40
Series 2003-91, Class SD, IF, 8.64%, 9/25/2033 (l)	8	9
Series 2003-130, Class HZ, 6.00%, 1/25/2034	12,133	13,493
Series 2004-72, Class F, 2.82%, 9/25/2034 (l)	162	163
Series 2005-19, Class PB, 5.50%, 3/25/2035	3,000	3,296
Series 2009-89, Class A1, 5.41%, 5/25/2035	939	951
Series 2005-42, Class PS, IF, 11.21%, 5/25/2035 (l)	14	15
Series 2005-51, Class MO, PO, 6/25/2035	16	15
Series 2005-53, Class CS, IF, IO, 4.38%, 6/25/2035 (l)	700	59
Series 2005-65, Class KO, PO, 8/25/2035	105	88
Series 2005-72, Class WS, IF, IO, 4.43%, 8/25/2035 (l)	405	41
Series 2005-84, Class XM, 5.75%, 10/25/2035	181	193
Series 2005-90, Class ES, IF, 11.09%, 10/25/2035 (l)	78	91
Series 2005-106, Class US, IF, 16.08%, 11/25/2035 (l)	77	98
Series 2006-9, Class KZ, 6.00%, 3/25/2036	325	353
Series 2006-22, Class AO, PO, 4/25/2036	192	159
Series 2006-27, Class OB, PO, 4/25/2036	1,129	911
Series 2006-27, Class OH, PO, 4/25/2036	86	76
Series 2006-20, Class IB, IF, IO, 4.27%, 4/25/2036 (l)	320	49
Series 2011-19, Class ZY, 6.50%, 7/25/2036	287	320
Series 2006-77, Class PC, 6.50%, 8/25/2036	374	408
Series 2006-110, PO, 11/25/2036	176	147
Series 2006-128, PO, 1/25/2037	159	130
Series 2007-10, Class Z, 6.00%, 2/25/2037	95	104
Series 2007-22, Class SC, IF, IO, 3.76%, 3/25/2037 (l)	92	5
Series 2007-54, Class IB, IF, IO, 4.09%, 6/25/2037 (l)	5,339	760
Series 2008-93, Class AM, 5.50%, 6/25/2037	100	102
Series 2007-68, Class IA, IO, 6.50%, 6/25/2037	43	5
Series 2007-109, Class YI, IF, IO, 4.13%, 12/25/2037 (l)	2,750	331
Series 2008-91, Class SI, IF, IO, 3.68%, 3/25/2038 (l)	1,095	112
Series 2010-70, Class SA, IF, IO, 6.00%, 4/25/2038 (l)	1,073	215
Series 2011-22, Class MA, 6.50%, 4/25/2038	311	322
Series 2008-62, Class SM, IF, IO, 3.88%, 7/25/2038 (l)	760	100
Series 2009-29, Class LA, 1.49%, 5/25/2039 (l)	426	385
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	386	76
Series 2009-112, Class ST, IF, IO, 3.93%, 1/25/2040 (l)	603	70
Series 2009-112, Class SW, IF, IO, 3.93%, 1/25/2040 (l)	397	45
Series 2010-10, Class NT, 5.00%, 2/25/2040	1,381	1,472
Series 2010-49, Class SC, IF, 8.03%, 3/25/2040 (l)	306	327
Series 2010-35, Class SB, IF, IO, 4.10%, 4/25/2040 (l)	656	75
Series 2010-129, Class PZ, 4.50%, 11/25/2040	3,111	3,155
Series 2011-126, Class KB, 4.00%, 12/25/2041	11,439	11,762
Series 2016-33, Class JA, 3.00%, 7/25/2045	19,947	19,596
Series 2016-38, Class NA, 3.00%, 1/25/2046	14,824	14,465
Series 2007-71, Class GZ, 6.00%, 7/25/2047	186	194
FNMA REMIC Trust
Series 2002-W7, Class IO1, IO, 0.90%, 6/25/2029 (l)	6,782	176
Series 2001-W3, Class A, 7.00%, 9/25/2041 (l)	271	283
Series 2002-W10, IO, 0.91%, 8/25/2042 (l)	3,110	74
Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (l)	110	121
Series 2004-W11, Class 1IO1, IO, 0.36%, 5/25/2044 (l)	14,887	185

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
FNMA STRIPS
Series 348, Class 30, IO, 5.50%, 12/25/2018	—	(g)	—
Series 348, Class 31, IO, 5.50%, 12/25/2018 (l)	—	(g)	—
Series 356, Class 42, IO, 5.50%, 12/25/2019	20		—	(g)
Series 203, Class 2, IO, 8.00%, 2/25/2023	574		67
Series 266, Class 2, IO, 7.50%, 8/25/2024	100		13
Series 313, Class 1, PO, 6/25/2031	804		699
Series 380, Class S36, IF, IO, 5.58%, 7/25/2037 (l)	197		37
Series 383, Class 68, IO, 6.50%, 9/25/2037	115		24
Series 383, Class 86, IO, 7.00%, 9/25/2037 (l)	68		17
Series 383, Class 69, IO, 6.50%, 10/25/2037 (l)	165		35
FNMA Trust
Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	15		16
Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	189		201
Series 2004-W2, Class 1A, 6.00%, 2/25/2044	252		270
Series 2004-W9, Class 1A3, 6.05%, 2/25/2044	459		512
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	74		82
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	186		209
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	286		309
GMACM Mortgage Loan Trust
Series 2003-J10, Class A1, 4.75%, 1/25/2019	13		13
Series 2005-AR3, Class 3A4, 3.91%, 6/19/2035 (l)	109		107
GNMA
Series 1997-7, Class ZA, 9.00%, 5/16/2027	49		49
Series 2014-60, Class W, 4.29%, 2/20/2029 (l)	1,868		1,881
Series 2002-13, Class QA, IF, IO, 5.74%, 2/16/2032 (l)	469		5
Series 2002-47, Class HM, 6.00%, 7/16/2032	14		15
Series 2002-84, Class PH, 6.00%, 11/16/2032	695		763
Series 2008-29, PO, 2/17/2033	34		33
Series 2003-18, Class PG, 5.50%, 3/20/2033	729		796
Series 2003-52, Class SB, IF, 7.51%, 6/16/2033 (l)	86		92
Series 2003-101, Class SK, IF, IO, 4.25%, 10/17/2033 (l)	1,266		153
Series 2004-2, Class SA, IF, 12.10%, 1/16/2034 (l)	239		313
Series 2004-19, Class KE, 5.00%, 3/16/2034	2,868		3,056
Series 2004-73, Class AE, IF, 10.09%, 8/17/2034 (l)	11		12
Series 2004-86, Class SP, IF, IO, 3.80%, 9/20/2034 (l)	644		59
Series 2004-90, Class SI, IF, IO, 3.80%, 10/20/2034 (l)	514		61
Series 2010-31, Class SK, IF, IO, 3.80%, 11/20/2034 (l)	335		36
Series 2004-105, Class SN, IF, IO, 3.80%, 12/20/2034 (l)	1,159		87
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	83		19
Series 2006-23, Class S, IF, IO, 4.20%, 1/20/2036 (l)	429		7
Series 2006-26, Class S, IF, IO, 4.20%, 6/20/2036 (l)	859		108
Series 2006-33, Class PK, 6.00%, 7/20/2036	264		289
Series 2009-81, Class A, 5.75%, 9/20/2036	167		180
Series 2007-7, Class EI, IF, IO, 3.90%, 2/20/2037 (l)	1,297		156
Series 2007-9, Class CI, IF, IO, 3.90%, 3/20/2037 (l)	678		78
Series 2007-17, Class JO, PO, 4/16/2037	81		69
Series 2007-16, Class KU, IF, IO, 4.35%, 4/20/2037 (l)	924		97
Series 2007-22, Class PK, 5.50%, 4/20/2037	1,044		1,146
Series 2007-26, Class SC, IF, IO, 3.90%, 5/20/2037 (l)	281		28
Series 2007-24, Class SA, IF, IO, 4.21%, 5/20/2037 (l)	1,246		146
Series 2009-16, Class SJ, IF, IO, 4.50%, 5/20/2037 (l)	1,199		138
Series 2008-34, Class OC, PO, 6/20/2037	226		186
Series 2009-106, Class XL, IF, IO, 4.45%, 6/20/2037 (l)	469		35
Series 2009-79, Class OK, PO, 11/16/2037	205		176
Series 2007-67, Class SI, IF, IO, 4.21%, 11/20/2037 (l)	245		25
Series 2008-40, Class SA, IF, IO, 4.09%, 5/16/2038 (l)	954		122
Series 2008-40, Class PS, IF, IO, 4.19%, 5/16/2038 (l)	444		44
Series 2009-77, Class CS, IF, IO, 4.69%, 6/16/2038 (l)	474		30
Series 2008-50, Class SA, IF, IO, 3.93%, 6/20/2038 (l)	1,832		165

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2008-49, Class PH, 5.25%, 6/20/2038	1,291	1,362
Series 2008-55, Class PL, 5.50%, 6/20/2038	1,198	1,306
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	530	103
Series 2009-75, Class IY, IO, 5.50%, 6/20/2039	293	55
Series 2009-72, Class SM, IF, IO, 3.94%, 8/16/2039 (l)	484	56
Series 2010-4, Class SB, IF, IO, 4.19%, 8/16/2039 (l)	236	6
Series 2010-157, Class OP, PO, 12/20/2040	499	401
Series 2015-157, Class GA, 3.00%, 1/20/2045	1,210	1,185
Series 2012-H11, Class FA, 2.97%, 2/20/2062 (l)	7,785	7,837
Series 2012-H18, Class FA, 2.82%, 8/20/2062 (l)	1,864	1,871
Series 2013-H04, Class BA, 1.65%, 2/20/2063	3,105	3,055
Series 2013-H20, Class FB, 3.27%, 8/20/2063 (l)	6,756	6,838
Series 2013-H23, Class FA, 3.57%, 9/20/2063 (l)	8,360	8,523
Series 2015-H02, Class HA, 2.50%, 1/20/2065	5,978	5,738
Series 2015-H04, Class FL, 2.74%, 2/20/2065 (l)	8,993	9,012
Series 2015-H23, Class FB, 2.79%, 9/20/2065 (l)	7,492	7,526
Series 2015-H32, Class FH, 2.93%, 12/20/2065 (l)	6,695	6,763
Series 2016-H16, Class FD, 3.10%, 6/20/2066 (l)	11,676	11,748
Series 2016-H17, Class FC, 3.10%, 8/20/2066 (l)	7,203	7,303
Series 2016-H23, Class F, 3.02%, 10/20/2066 (l)	18,666	18,865
Series 2016-H26, Class FC, 3.27%, 12/20/2066 (l)	18,118	18,508
Series 2017-H08, Class XI, IO, 2.08%, 3/20/2067 (l)	23,624	2,936
Series 2017-H08, Class FC, 2.87%, 3/20/2067 (l)	28,269	28,465
Series 2017-H11, Class XI, IO, 1.89%, 5/20/2067 (l)	63,794	7,387
Series 2017-H14, Class XI, IO, 1.61%, 6/20/2067 (l)	24,266	2,334
Series 2017-H14, Class AI, IO, 1.98%, 6/20/2067 (l)	36,087	3,980
Series 2017-H23, Class FA, 2.75%, 10/20/2067 (l)	34,169	34,276
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	14,988	14,671
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	103	105
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	177	180
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	165	175
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	70	71
Series 2005-5F, Class 8A1, 2.81%, 6/25/2035 (l)	29	28
Series 2005-5F, Class 8A3, 2.81%, 6/25/2035 (l)	17	16
Series 2007-2F, Class 2A7, 5.75%, 2/25/2037	115	136
Headlands Residential LLC Series 2017-RPL1, Class A, 3.88%, 8/25/2022 (a) (c)	11,950	11,816
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 ‡ (a)	8,723	8,190
Impac CMB Trust
Series 2004-10, Class 3A1, 3.01%, 3/25/2035 (l)	616	574
Series 2004-10, Class 3A2, 3.11%, 3/25/2035 (l)	383	354
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	9	10
JP Morgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	118	111
Series 2006-A2, Class 5A3, 4.61%, 11/25/2033 (l)	189	193
Series 2006-A2, Class 4A1, 4.48%, 8/25/2034 (l)	269	271
Series 2004-S1, Class 3A1, 5.50%, 9/25/2034	242	241
Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	487	476
Series 2007-A1, Class 5A2, 4.18%, 7/25/2035 (l)	77	80
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 4.66%, 4/21/2034 (l)	62	63
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	32	32
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	20	20
Series 2004-11, Class 8A3, 5.50%, 10/25/2019	10	10
Series 2005-1, Class 5A1, 5.50%, 1/25/2020	2	2
Series 2003-8, Class 3A1, 5.50%, 12/25/2033	46	47
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	394	401

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2004-6, Class 6A1, 6.50%, 7/25/2034	474	478
Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	47	39
Series 2004-7, Class 3A1, 6.50%, 8/25/2034	38	39
MASTR Asset Securitization Trust
Series 2003-11, Class 3A1, 4.50%, 12/25/2018	1	1
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	1	1
Series 2004-6, Class 4A1, 5.00%, 7/25/2019	3	3
Series 2004-6, Class 3A1, 5.25%, 7/25/2019	5	5
Series 2004-8, PO, 8/25/2019 ‡	2	2
Series 2004-10, Class 1A1, 4.50%, 10/25/2019	1	1
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	87	87
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035 (a)	33	27
Merrill Lynch Mortgage Investors Trust
Series 2004-C, Class A2, 3.10%, 7/25/2029 (l)	157	154
Series 2004-D, Class A3, 4.22%, 9/25/2029 (l)	90	90
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.64%, 4/25/2034 (l)	325	343
Series 2004-7AR, Class 2A6, 4.35%, 9/25/2034 (l)	126	128
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (l)	149	145
NCUA Guaranteed Notes Trust Series 2010-R3, Class 3A, 2.40%, 12/8/2020	48	48
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	92	92
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	143	149
RALI Trust
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	6	6
Series 2004-QS3, Class CB, 5.00%, 3/25/2019	21	21
Series 2005-QS5, Class A4, 5.75%, 4/25/2035	2,013	1,873
RCO Trust
Series 2017-INV1, Class A, 3.20%, 11/25/2052 (a) (l)	17,174	16,877
Residential Asset Securitization Trust
Series 2003-A8, Class A1, 3.75%, 10/25/2018	20	20
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	126	105
RFMSI Trust
Series 2005-SA4, Class 1A1, 4.00%, 9/25/2035 (l)	96	86
Series 2006-S1, Class 1A8, 5.75%, 1/25/2036	1,052	988
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (a)	32	32
SART 4.75%, 7/15/2024	36,602	36,636
Sequoia Mortgage Trust Series 2004-8, Class A2, 3.25%, 9/20/2034 (l)	542	538
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A, 4.23%, 10/25/2034 (l)	264	264
Structured Asset Securities Corp.
Series 2003-37A, Class 2A, 4.42%, 12/25/2033 (l)	121	121
Series 2003-37A, Class 1A, 4.51%, 12/25/2033 (l)	1,190	1,174
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-26A, Class 3A5, 4.35%, 9/25/2033 (l)	1,336	1,342
Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	181	184
Vendee Mortgage Trust
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	359	389
Series 1998-1, Class 2E, 7.00%, 3/15/2028	951	1,045
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	138	151
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-CB2, Class 7A, 5.50%, 8/25/2019	10	10
Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	17	17
Series 2003-AR8, Class A, 4.23%, 8/25/2033 (l)	199	202
Series 2003-AR9, Class 1A6, 4.33%, 9/25/2033 (l)	132	135
Series 2004-AR3, Class A1, 3.96%, 6/25/2034 (l)	61	62
Series 2004-AR3, Class A2, 3.96%, 6/25/2034 (l)	563	572
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	600	623
Series 2004-AR11, Class A, 4.19%, 10/25/2034 (l)	472	471
Series 2005-AR2, Class 2A21, 2.64%, 1/25/2045 (l)	68	68

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	642	615
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA1, Class 2A, 7.00%, 3/25/2034	368	396
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-D, Class A1, 3.81%, 2/25/2033 (l)	314	313
Series 2003-M, Class A1, 4.85%, 12/25/2033 (l)	102	105
Series 2004-B, Class A1, 4.01%, 2/25/2034 (l)	62	62
Series 2005-AR16, Class 2A1, 4.21%, 2/25/2034 (l)	356	364
Series 2004-K, Class 1A2, 4.48%, 7/25/2034 (l)	195	198
Series 2004-Q, Class 2A2, 4.70%, 9/25/2034 (l)	79	78
Series 2004-Q, Class 1A3, 4.72%, 9/25/2034 (l)	23	24
Series 2004-U, Class A1, 4.55%, 10/25/2034 (l)	355	357
Series 2004-EE, Class 3A1, 4.53%, 12/25/2034 (l)	81	83
Series 2004-EE, Class 3A2, 4.53%, 12/25/2034 (l)	111	115
Series 2004-DD, Class 2A8, 3.90%, 1/25/2035 (l)	51	53
Series 2005-AR3, Class 1A1, 4.46%, 3/25/2035 (l)	1,568	1,612
Series 2005-9, Class 2A10, 5.25%, 10/25/2035	2,096	2,076

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $563,768)		560,000

U.S. GOVERNMENT AGENCY SECURITIES — 1.8%
FFCB
2.54%, 4/21/2025	8,250	7,842
3.00%, 2/10/2027	17,115	16,409
2.50%, 7/12/2027	13,000	11,968
2.99%, 3/29/2030	7,750	7,216
FHLB 3.25%, 6/9/2028	32,250	31,860
3.25%, 11/16/2028	9,000	8,971
2.75%, 7/11/2031	7,550	6,803
3.32%, 11/13/2035	19,000	17,809
3.74%, 6/12/2043	38,000	36,909
FHLMC DN, 3.53%, 3/15/2031 (m)	14,976	9,736
FNMA 5.63%, 7/15/2037	1,500	1,912
Resolution Funding Corp. STRIPS
2.01%, 7/15/2020 (m)	29,438	28,106
DN, 3.31%, 4/15/2030 (m)	43,000	29,037
3.36%, 4/15/2030 (m)	20,500	13,813
Tennessee Valley Authority 5.88%, 4/1/2036	11,713	14,773

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $246,368)		243,164

FOREIGN GOVERNMENT SECURITIES — 1.5%
Arab Republic of Egypt (Egypt) 7.90%, 2/21/2048 (k)	4,560	3,967
Federal Democratic Republic of Ethiopia (Ethiopia) 6.63%, 12/11/2024 (k)	5,400	5,090
Federal Republic of Nigeria (Nigeria) 6.75%, 1/28/2021 (k)	1,550	1,567
7.63%, 11/21/2025 (a)	3,630	3,485
6.50%, 11/28/2027 (a)	1,030	894
7.14%, 2/23/2030 (k)	4,915	4,294
8.75%, 1/21/2031 (a)	5,040	4,845
9.25%, 1/21/2049 (a)	1,180	1,139
Gabonese Republic (Gabon) 6.38%, 12/12/2024 (k)	2,500	2,191
Government of Bermuda (Bermuda)
3.72%, 1/25/2027 (k)	2,900	2,751
4.75%, 2/15/2029 (a)	4,820	4,825
Government of Dominican Republic (Dominican Republic)
6.88%, 1/29/2026 (k)	5,680	5,851
5.95%, 1/25/2027 (k)	1,700	1,668
Jamaica Government International Bond (Jamaica)
6.75%, 4/28/2028	2,480	2,641
7.88%, 7/28/2045	2,700	3,051
Kingdom of Jordan (Jordan) 7.38%, 10/10/2047 (k)	3,400	2,996
Kingdom of Saudi Arabia (Saudi Arabia) 5.00%, 4/17/2049 (k)	1,719	1,653
Mongolia Government International Bond (Mongolia)
10.88%, 4/6/2021 (k)	4,803	5,247
5.63%, 5/1/2023 (a)	440	412
Oman Government International Bond (Oman)
5.38%, 3/8/2027 (k)	1,900	1,745
6.75%, 1/17/2048 (k)	1,253	1,092
Paraguay Government International Bond (Paraguay) 4.70%, 3/27/2027 (k)	700	679
Province of Alberta (Canada) 3.30%, 3/15/2028	24,500	24,158
Province of Manitoba (Canada) 2.13%, 6/22/2026	1,250	1,143
Province of Nova Scotia (Canada) 9.25%, 3/1/2020	655	702

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
FOREIGN GOVERNMENT SECURITIES — continued
Province of Quebec (Canada)
7.13%, 2/9/2024		2,220	2,606
6.35%, 1/30/2026		300	349
Provincia de Buenos Aires (Argentina) 9.95%, 6/9/2021 (k)		1,996	1,951
Provincia de Cordoba (Argentina)
7.13%, 6/10/2021 (k)		150	137
7.45%, 9/1/2024 (a)		690	573
7.13%, 8/1/2027 (a)		730	555
Republic of Albania (Albania) 3.50%, 10/9/2025 (a)	EUR	251	282
Republic of Angola (Angola)
7.00%, 8/17/2019 (k)		47	47
9.38%, 5/8/2048 (a)		4,280	4,141
Republic of Argentina (Argentina)
6.88%, 4/22/2021		2,800	2,649
6.63%, 7/6/2028		5,100	3,968
8.28%, 12/31/2033		943	804
7.63%, 4/22/2046		1,000	759
Republic of Azerbaijan (Azerbaijan)
4.75%, 3/18/2024 (k)		584	570
3.50%, 9/1/2032 (k)		6,610	5,230
Republic of Belarus (Belarus)
6.88%, 2/28/2023 (k)		598	601
7.63%, 6/29/2027 (k)		2,695	2,715
6.20%, 2/28/2030 (k)		766	688
Republic of Colombia (Colombia)
2.63%, 3/15/2023		2,700	2,532
4.50%, 3/15/2029		694	676
10.38%, 1/28/2033		370	551
5.00%, 6/15/2045		4,850	4,530
Republic of Costa Rica (Costa Rica)
4.38%, 4/30/2025 (k)		1,727	1,477
7.00%, 4/4/2044 (k)		1,459	1,268
Republic of Croatia (Croatia)
6.00%, 1/26/2024 (k)		1,486	1,588
Republic of El Salvador (El Salvador)
7.38%, 12/1/2019 (k)		1,341	1,347
7.75%, 1/24/2023 (k)		1,210	1,231
7.63%, 2/1/2041 (k)		2,692	2,473
Republic of Honduras (Honduras)
7.50%, 3/15/2024 (k)		2,150	2,247
6.25%, 1/19/2027 (k)		5,100	4,953
Republic of Hungary (Hungary)
5.75%, 11/22/2023		4,080	4,343
5.38%, 3/25/2024		1,970	2,082
Republic of Iraq (Iraq)
6.75%, 3/9/2023 (k)		1,767	1,700
5.80%, 1/15/2028 (k)		1,971	1,784
Republic of Kenya (Kenya) 7.25%, 2/28/2028 (k)		1,357	1,213
Republic of Macedonia (Macedonia, the Former Yugoslav Republic of)
2.75%, 1/18/2025 (k)	EUR	750	824
2.75%, 1/18/2025 (a)	EUR	423	464
Republic of Pakistan (Pakistan) 7.25%, 4/15/2019 (k)		2,108	2,108
Republic of Panama (Panama)
8.88%, 9/30/2027		420	553
9.38%, 4/1/2029		226	311
6.70%, 1/26/2036		430	518
Republic of Paraguay (Paraguay)
4.63%, 1/25/2023 (k)		2,700	2,681
5.00%, 4/15/2026 (k)		1,500	1,485
6.10%, 8/11/2044 (k)		3,523	3,514
Republic of Peru (Peru) 5.94%, 2/12/2029 (k)	PEN	1,970	582
Republic of Romania (Romania)
6.75%, 2/7/2022 (k)		2,040	2,183
5.13%, 6/15/2048 (k)		1,100	1,008
Republic of Senegal (Senegal) 6.75%, 3/13/2048 (a)		2,420	1,997
Republic of Serbia (Serbia)
4.88%, 2/25/2020 (k)		600	605
7.25%, 9/28/2021 (k)		2,200	2,359
Republic of South Africa (South Africa)
4.30%, 10/12/2028		600	518
5.38%, 7/24/2044		400	337
5.65%, 9/27/2047		1,500	1,290
8.75%, 2/28/2048	ZAR	40,300	2,601
Republic of Sri Lanka (Sri Lanka)
6.00%, 1/14/2019 (k)		2,700	2,680
6.25%, 10/4/2020 (k)		3,750	3,600
Republic of Ukraine (Ukraine)
7.75%, 9/1/2019 (k)		3,441	3,400
7.75%, 9/1/2020 (k)		3,600	3,483
7.75%, 9/1/2022 (k)		319	295
8.99%, 2/1/2024 (a)		2,500	2,356
7.38%, 9/25/2032 (k)		1,763	1,424
Republic of Uruguay (Uruguay)
5.10%, 6/18/2050		2,851	2,680
4.98%, 4/20/2055		3,080	2,809
Russian Federation (Russia) 5.88%, 9/16/2043 (k)		3,200	3,312
United Mexican States (Mexico) 3.75%, 1/11/2028 (d)		376	348

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $215,531)			205,031

LOAN ASSIGNMENTS — 0.1% (o)
Diversified Telecommunication Services — 0.0% (b)
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.59%, 10/2/2024 (i)		813	806
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.84%, 11/1/2024 (i) (p)		1,589	1,563

			2,369

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
LOAN ASSIGNMENTS — continued
Food & Staples Retailing — 0.0% (b)
Albertson’s LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 5.38%, 12/21/2022 (i) (p)	1	1
(ICE LIBOR USD 3 Month + 3.00%), 5.69%, 6/22/2023 (i) (p)	1	—	(g)

		1

Hotels, Restaurants & Leisure — 0.0% (b)
MotorCity Casino aka CCM Merger, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 4.59%, 8/6/2021 (i) (p)	2,000	1,991

IT Services — 0.1%
Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.58%, 11/3/2023 (i)	4,140	3,783

Leisure Products — 0.0% (b)
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 12.62%, 5/15/2022 ‡ (i)	174	173

Media — 0.0% (b)
iHeartCommunications, Inc., Term Loan D (ICE LIBOR USD 1 Month + 6.75%), 9.05%, 1/30/2019 (i)	749	532
iHeartCommunications, Inc., Tranche E Term Loan (ICE LIBOR USD 1 Month + 7.50%), 9.80%, 7/30/2019 (i)	596	422
Tribune Media Co., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.34%, 12/27/2020 (i)	160	160
Unitymedia Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.31%, 6/1/2023 (i)	669	662

		1,776

Oil, Gas & Consumable Fuels — 0.0% (b)
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.25%), 7.64%, 8/25/2023 (i)	948	755

Pharmaceuticals — 0.0% (b)
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 1 Month + 5.50%), 7.82%, 9/6/2024 (i)	337	325

Specialty Retail — 0.0% (b)
Claire’s Stores, Inc., 1st Lien Revolver Term Loan (ICE LIBOR USD 3 Month + 2.50%), 2.50%, 9/15/2022 ‡ (i) (p)	235	—
Claire’s Stores, Inc., 1st Lien Term Loan (ICE LIBOR USD 6 Month + 7.25%), 6.25%, 9/15/2038 ‡ (i) (p)	784	1,121
Harbor Freight Tools USA, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.84%, 8/18/2023 (i)	1,326	1,282

		2,403

Transportation Infrastructure — 0.0% (b)
Sirva Worldwide, Inc., 2nd Lien Term Loan (ICE LIBOR USD 2 Month + 9.50%; ICE LIBOR USD 3 Month + 9.50%), 12.04%, 8/3/2026 (i)	2,400	2,136

TOTAL LOAN ASSIGNMENTS (Cost $16,315)		15,712

MUNICIPAL BONDS — 0.1% (q)
California — 0.1%
Education — 0.0% (b)
University of California Series AD, Rev., 4.86%, 5/15/2112	774	762

General Obligation — 0.1%
State of California, Various Purpose GO, 7.35%, 11/1/2039	1,980	2,696

Transportation — 0.0% (b)
Los Angeles City Department of Airports, International Airport Series C, Rev., 6.58%, 5/15/2039	1,000	1,221

Utility — 0.0% (b)
Alameda County Joint Powers Authority, Multiple Capital Projects Series A, Rev., 7.05%, 12/1/2044	200	275

Total California		4,954

District of Columbia — 0.0% (b)

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
MUNICIPAL BONDS — continued
Water & Sewer — 0.0% (b)
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series A, Rev., 4.81%, 10/1/2114	345		354

New York — 0.0% (b)
Other Revenue — 0.0% (b)
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series H, Rev., 5.29%, 3/15/2033	560		620
Series H, Rev., 5.39%, 3/15/2040	1,165		1,338

			1,958

Transportation — 0.0% (b)
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,450		1,699
Series 165, Rev., 5.65%, 11/1/2040	155		182
Series 174, Rev., 4.46%, 10/1/2062	740		730

			2,611

Total New York			4,569

Ohio — 0.0% (b)
Education — 0.0% (b)
Ohio State University, General Receipts
Series A, Rev., 4.80%, 6/1/2111	1,563		1,599

Utility — 0.0% (b)
American Municipal Power, Inc., Meldahl Hydroelectric Project Series B, Rev., 7.50%, 2/15/2050	1,040		1,449

Total Ohio			3,048

TOTAL MUNICIPAL BONDS (Cost $12,053)			12,925

	Shares (000)
COMMON STOCKS — 0.1%
Aerospace & Defense — 0.0% (b)
Remington Outdoor Co., Inc. * ‡	15		126

Capital Markets — 0.0% (b)
Goodman Private * ‡	39		—	(g)

Commercial Services & Supplies — 0.0% (b)
Quad/Graphics, Inc.	—	(g)	4

Diversified Financial Services — 0.0% (b)
ACC Claims Holdings LLC * ‡ (d)	1,551		16

Energy Equipment & Services — 0.0% (b)
Telford Offshore Holdings Ltd. (Cayman Islands) * ‡	34		51

Independent Power and Renewable Electricity Producers — 0.0% (b)
Vistra Energy Corp. *	3		61

Oil, Gas & Consumable Fuels — 0.0% (b)
Penn Virginia Corp. *	22		1,266

Pharmaceuticals — 0.1%
Concordia International Corp. (Canada) * (d)	26		522
Concordia International private placement (Canada) * ‡	274		5,041

			5,563

Software — 0.0% (b)
Avaya Holdings Corp. *	121		1,889

Specialty Retail — 0.0% (b)
Claire’s Stores, Inc. * ‡	2		1,665

Wireless Telecommunication Services — 0.0% (b)
NII Holdings, Inc. * (d)	68		368

TOTAL COMMON STOCKS (Cost $9,408)			11,009

PREFERRED STOCKS — 0.0% (b)
Automobiles — 0.0% (b)
General Motors Co. 6.25%, 7/15/2033 * ‡	385		—	(g)
7.25%, 4/15/2041 * ‡	21		—	(g)
7.38%, 5/15/2048 * ‡	55		—	(g)
7.38%, 10/1/2051 * ‡	1		—
7.25%, 2/15/2052 * ‡	42		—	(g)
Motors Liquidation Co. 7/15/2041 * ‡	1		—

			—	(g)

Capital Markets — 0.0% (b)
Goodman Private Preferred Shares * ‡	46		1

Insurance — 0.0% (b)
XLIT Ltd. (Bermuda), Series D, (ICE LIBOR USD 3 Month + 3.12%), 5.56%, 7/1/2019 ($1,000 par value) (i) (r)	2		2,434

Specialty Retail — 0.0% (b)
Claire’s Stores, Inc. * ‡	1		1,727

TOTAL PREFERRED STOCKS (Cost $2,794)			4,162

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CONVERTIBLE BONDS — 0.0% (b)
Media — 0.0% (b)
DISH Network Corp. 3.38%, 8/15/2026 (Cost $2,048)	2,030	1,782

SUPRANATIONAL — 0.0% (b)
African Development Bank (Supranational) 8.80%, 9/1/2019 (Cost $1,042)	1,000	1,042

	No. of Rights (000)
RIGHTS — 0.0% (b)
Independent Power and Renewable Electricity Producers — 0.0% (b)
Vistra Energy Corp., expiring 12/31/2049 * ‡ (Cost $—)	103	80

	Principal Amount (000)
CONVERTIBLE PREFERRED STOCKS — 0.0% (b)
Automobiles — 0.0% (b)
General Motors Co. 5.25%, 3/6/2032 * ‡ (Cost $—)	120	—	(g)

	Shares (000)
SHORT-TERM INVESTMENTS — 3.8%
INVESTMENT COMPANIES — 3.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.30% (s) (t) (Cost $519,372)	519,367	519,419

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.9%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.40% (s) (t)	79,007	79,007
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.16% (s) (t)	37,953	37,953

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $116,960)		116,960
Total Investments — 100.6% (Cost $14,085,183)		13,708,673
Liabilities in Excess of Other Assets — (0.6%)		(75,802)

Net Assets — 100.0%		13,632,871

Percentages indicated are based on net assets.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2018.
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
EUR	Euro
ESOP	Employee Stock Ownership Program
FFCB	Federal Farm Credit Bank
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GS	Goldman Sachs
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2018. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OJSC	Open Joint Stock Company
OYJ	Public Limited Company
PEN	Peruvian Nuevo SoI
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
VA	Veterans Administration
USD	United States Dollar
ZAR	South African Rand

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2018.
(d)	The security or a portion of this security is on loan at November 30, 2018. The total value of securities on loan at November 30, 2018 was $114,191,000.
(e)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(f)	Defaulted security.
(g)	Amount rounds to less than one thousand.
(h)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2018.
(i)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2018.
(j)	Security is an interest bearing note with preferred security characteristics.
(k)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2018.
(m)	The rate shown is the effective yield as of November 30, 2018.
(n)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(o)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(p)	All or a portion of this security is unsettled as of November 30, 2018. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(q)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(r)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of November 30, 2018.
(s)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(t)	The rate shown is the current yield as of November 30, 2018.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of November 30, 2018 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note	2,907	03/2019	USD	347,432	1,424
U.S. Treasury 2 Year Note	1,678	03/2019	USD	354,084	259
U.S. Treasury 5 Year Note	4,332	03/2019	USD	489,516	1,175
U.S. Treasury Long Bond	152	03/2019	USD	21,294	107
U.S. Treasury Ultra Bond	1,174	03/2019	USD	179,182	199

					3,164

Short Contracts
U.S. Treasury 10 Year Note	(411)	03/2019	USD	(49,121)	(205)
U.S. Treasury 10 Year Ultra Note	(637)	03/2019	USD	(80,650)	(454)
U.S. Treasury 5 Year Note	(378)	03/2019	USD	(42,714)	(107)
U.S. Treasury Long Bond	(104)	03/2019	USD	(14,570)	(74)

					(840)

					2,324

Abbreviations

USD United States Dollar

Forward foreign currency exchange contracts outstanding as of November 30, 2018 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
JPY	107,030	USD	943	HSBC Bank, NA	12/5/2018	— (a)
USD	20,120	EUR	17,088	Barclays Bank plc	12/5/2018	773
USD	966	JPY	107,030	State Street Corp.	12/5/2018	23
ZAR	13,167	USD	879	Barclays Bank plc	12/5/2018	71
EUR	3,153	USD	3,572	HSBC Bank, NA	12/28/2018	6
USD	464	EUR	402	Barclays Bank plc	12/28/2018	8
USD	396	EUR	346	BNP Paribas	12/28/2018	3
USD	2,717	EUR	2,361	Royal Bank of Canada	12/28/2018	38
USD	2,114	EUR	1,851	State Street Corp.	12/28/2018	13
ZAR	15,297	USD	1,092	Standard Chartered Bank	12/28/2018	9
USD	18,864	EUR	16,512	Goldman Sachs International	3/5/2019	16

Total unrealized appreciation						960

EUR	16,512	USD	18,710	Goldman Sachs International	12/5/2018	(15)
EUR	166	USD	193	Merrill Lynch International	12/5/2018	(5)
EUR	183	USD	210	National Australia Bank Ltd.	12/5/2018	(3)
EUR	380	USD	434	TD Bank Financial Group	12/5/2018	(3)

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	173	EUR	153	Barclays Bank plc	12/5/2018	(1)
USD	889	ZAR	13,167	Goldman Sachs International	12/5/2018	(61)
EUR	1,806	USD	2,057	Standard Chartered Bank	12/28/2018	(7)
USD	1,061	ZAR	15,297	HSBC Bank, NA	12/28/2018	(39)
EUR	109	USD	125	Australia & New Zealand Banking Group Ltd.	3/5/2019	(1)
USD	950	JPY	107,030	HSBC Bank, NA	3/5/2019	–(a )
USD	3,602	EUR	3,153	HSBC Bank, NA	3/29/2019	(4)
USD	1,080	ZAR	15,297	Standard Chartered Bank	3/29/2019	(9)

Total unrealized depreciation						(148)

Net unrealized appreciation						812

Abbreviations

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.

Centrally Cleared Credit default swap contracts outstanding - buy protection (1) as of November 30, 2018 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%) (2)	Notional Amount (3)	Upfront Payments (Receipts) ($) (4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.EM.25-V2	1.00	Quarterly	6/20/2021	1.24	USD 50,000	2,119	(1,932)	187

						2,119	(1,932)	187

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and Forward Foreign Currency Contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$—	$126	$126

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Capital Markets	$—	$—	$—	(a)	$— (a)
Diversified Financial Services	—	—	16		16
Energy Equipment & Services	—	—	51		51
Pharmaceuticals	522	—	5,041		5,563
Specialty Retail	—	—	1,665		1,665
Other Common Stocks	3,588	—	—		3,588

Total Common Stocks	4,110	—	6,899		11,009

Convertible Preferred Stock
Automobiles	—	—	—	(a)	— (a)
Preferred Stocks
Automobiles	—	—	—	(a)	— (a)
Capital Markets	—	—	1		1
Specialty Retail	—	—	1,727		1,727
Other Preferred Stocks	—	2,434	—		2,434

Total Preferred Stocks	—	2,434	1,728		4,162

Debt Securities
Asset-Backed Securities	—	1,870,721	583,366		2,454,087
Collateralized Mortgage Obligations	—	484,085	75,915		560,000
Commercial Mortgage-Backed Securities	—	1,145,196	117,803		1,262,999
Convertible Bonds
Other Convertible Bonds	—	1,782	—		1,782
Corporate Bonds
Automobiles	—	27,550	—	(a)	27,550
Capital Markets	—	245,681	113		245,794
Commercial Services & Supplies	—	30,385	4,498		34,883
Communications Equipment	—	18,290	308		18,598
Consumer Finance	—	106,347	1,849		108,196
Electric Utilities	—	154,186	12		154,198
Energy Equipment & Services	—	46,619	319		46,938
Hotels, Restaurants & Leisure	—	80,718	1,042		81,760
Oil, Gas & Consumable Fuels	—	361,929	15,302		377,231
Wireless Telecommunication Services	—	60,125	5,123		65,248
Other Corporate Bonds	—	2,690,004	—		2,690,004

Total Corporate Bonds	—	3,821,834	28,566		3,850,400

Foreign Government Securities	—	205,031	—		205,031
Mortgage-Backed Securities	—	2,102,476	—		2,102,476
Municipal Bonds	—	12,925	—		12,925
Supranational	—	1,042	—		1,042
U.S. Government Agency Securities	—	243,164	—		243,164
U.S. Treasury Obligations	—	2,347,425	—		2,347,425
Loan Assignments
Leisure Products	—	—	173		173
Specialty Retail	—	1,282	1,121		2,403
Other Loan Assignments	—	13,136	—		13,136

Total Loan Assignments	—	14,418	1,294		15,712

Rights
Independent Power and Renewable Electricity Producers	—	—	80		80
Short-Term Investments
Investment Companies	519,419	—	—		519,419
Investments of cash collateral from securities loaned	116,960	—	—		116,960

Total Investments in Securities	$640,489	$12,252,533	$815,651		$13,708,673

Appreciation in Other Financial Instruments

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Forward Foreign Currency Exchange Contracts	$—	$960	$—		$960
Futures Contracts	3,164	—	—		3,164

Total Appreciation in Other Financial Instruments	$3,164	$960	$–		$4,124

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(148)	$—		$(148)
Futures Contracts	(840)	—	—		(840)
Swaps	—	(1,932)	—		(1,932)

Total Depreciation in Other Financial Instruments	$(840)	$(2,080)	$—		$(2,920)

(a)	Amount rounds to less than one thousand.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2018		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2018
Investments in Securities:
Asset-Backed Securities	$561,690		$941	$(4,312)	$(201)	$209,479	$(226,397)	$60,102	$(17,936)	583,366
Collateralized Mortgage Obligations	67,309		140	(113)	16	14,432	(5,869)	—	—	75,915
Commercial Mortgage-Backed Securities	170,540		(92)	(222)	(33)	31,957	(21,774)	26,683	(89,256)	117,803
Common Stocks — Aerospace & Defense	—		—	(50)	—	176	—	—	—	126
Common Stocks — Capital Markets	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks — Diversified Financial Services	15		—	1	—	—	—	—	—	16
Common Stocks — Energy Equipment & Services	—		—	51	—	—	—	—	—	51
Common Stocks — Pharmaceuticals	—		—	1,569	—	3,472	—	—	—	5,041
Common Stocks — Specialty Retail	1		(139)	182	—	1,621	— (a)	—	—	1,665
Convertible Bonds — Specialty Retail	—	(a)	(123)	141	—	—	(18)	—	—	—
Convertible Preferred Stocks — Automobiles	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — Automobiles	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — Capital Markets	225		1	— (a)	1	—	(114)	—	—	113
Corporate Bonds — Commercial Services & Supplies	—		—	(771)	2	—	—	5,267	—	4,498
Corporate Bonds — Communications Equipment	422		1	(122)	8	—	(1)	—	—	308
Corporate Bonds — Consumer Finance	—		—	(256)	— (a)	1,515	—	590	—	1,849
Corporate Bonds — Electric Utilities	62		—	(50)	—	—	—	—	—	12
Corporate Bonds — Energy Equipment & Services	504		—	(244)	10	49	—	—	—	319
Corporate Bonds — Hotels, Restaurants & Leisure	—		—	(15)	(1)	—	—	1,058	—	1,042
Corporate Bonds — Oil, Gas & Consumable Fuels	4		—	(4,578)	349	19,527	—	—	—	15,302
Corporate Bonds — Wireless Telecommunication Services	5,269		—	— (a)	—	—	(146)	—	—	5,123
Loan Assignments — Hotels, Restaurants & Leisure	5,886		211	(133)	63	—	(6,027)	—	—	—
Loan Assignments — Leisure Products	—		—	—	—	173	—	—	—	173
Loan Assignments — Media	—	(a)	(2,737)	2,737	—	—	—	—	—	—
Loan Assignments — Specialty Retail	—		—	337	—	784	—	—	—	1,121
Preferred Stocks — Automobiles	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Capital Markets	153		—	(152)	—	—	—	—	—	1
Preferred Stocks — Specialty Retail	—		—	1,089	—	638	—	—	—	1,727
Rights — Independent Power and Renewable Electricity Producers	75		—	5	—	—	—	—	—	80
Warrants — Specialty Retail	—	(a)	— (a)	— (a)	—	—	— (a)	—	—	—

	$812,155		$(1,797)	$(4,906)	$214	$283,823	$(260,346)	$93,700	$(107,192)	$815,651

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2018 which were valued using significant unobservable inputs (level 3) amounted to approximately $(7,864,000).

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2018		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$142		Terms of Exchange Offer	Expected Recovery	$0.01 - $8.23 ($8.23)
	—	(a)	Market Comparable Companies	EBITDA Multiple	5.0x (5.0x)

Common Stock	142
	—	(b)	Market Comparable Companies	EBITDA Multiple	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)
	—	(b)	Pending Distribution Amount	Discount for potential outcome (c)	100.00% (100.00%)

Preferred Stock	—	(b)
	113		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.38% (4.38%)
				Liquidity Discount	0.50% (0.50%)
	1		Pending Distribution Amount	Discount for potential outcome (c)	99.99% - 100.00% (99.99%)

Corporate Bond	114
	338,251		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (13.20%)
				Constant Default Rate	0.00% - 30.00% (0.14%)
				Yield (Discount Rate of Cash Flows)	2.34% - 6.83% (4.62%)

Asset-Backed Securities	338,251
	149		Discounted Cash Flow	Constant Prepayment Rate	2.00% - 17.17% (7.70%)
				Constant Default Rate	0.00% - 5.91% (3.16%)
				Yield (Discount Rate of Cash Flows)	2.55% - 9.31% (3.82%)

Collateralized Mortgage Obligations	149
	80,401		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (2.38%)
				Yield (Discount Rate of Cash Flows)	2.11% - 8.47% (5.37%)

Collateralized Mortgage-Backed Securities	80,401
	—		Pending Distribution Amount	Projected Principal Writedown	100.00% (100.00%)

Loan Assignments	—
Total	$419,057

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2018, the value of these investments was approximately $396,594,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Securities senior in the issuing entity capital structure result in this security being valued at zero.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”), that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities, respectively and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 27.3%
FHLMC REMIC
Series 2773, Class TB, 4.00%, 4/15/2019	71	71
Series 2841, Class AT, 4.00%, 8/15/2019	144	143
Series 2931, Class QD, 4.50%, 2/15/2020	267	268
Series 1343, Class LA, 8.00%, 8/15/2022	15	16
Series 1367, Class K, 5.50%, 9/15/2022	94	97
Series 2688, Class DG, 4.50%, 10/15/2023	286	293
Series 1785, Class A, 6.00%, 10/15/2023	921	956
Series 1591, Class E, 10.00%, 10/15/2023	18	18
Series 1633, Class Z, 6.50%, 12/15/2023	158	164
Series 1694, Class PK, 6.50%, 3/15/2024	103	108
Series 3798, Class AY, 3.50%, 1/15/2026	3,989	4,011
Series 3809, Class BC, 3.50%, 2/15/2026	3,267	3,253
Series 4181, Class VA, 3.00%, 5/15/2026	2,462	2,423
Series 3188, Class GE, 6.00%, 7/15/2026	1,219	1,325
Series 3926, Class MW, 4.50%, 9/15/2026	6,351	6,592
Series 1999, Class PU, 7.00%, 10/15/2027	61	65
Series 2031, Class PG, 7.00%, 2/15/2028	124	136
Series 2035, Class PC, 6.95%, 3/15/2028	380	410
Series 2064, Class PD, 6.50%, 6/15/2028	240	262
Series 2095, Class PE, 6.00%, 11/15/2028	194	207
Series 4066, Class VB, 3.50%, 1/15/2029	4,651	4,640
Series 4050, Class VE, 4.00%, 1/15/2029	5,000	5,099
Series 4314, Class DY, 3.50%, 3/15/2029	1,450	1,428
Series 4336, Class YB, 3.00%, 5/15/2029	2,624	2,540
Series 2152, Class BD, 6.50%, 5/15/2029	99	106
Series 2162, Class TH, 6.00%, 6/15/2029	456	487
Series 4002, Class MV, 4.00%, 1/15/2030	12,111	11,973
Series 3737, Class DG, 5.00%, 10/15/2030	2,486	2,580
Series 3981, Class PA, 3.00%, 4/15/2031	11,283	11,037
Series 2367, Class ME, 6.50%, 10/15/2031	266	291
Series 2647, Class A, 3.25%, 4/15/2032	134	134
Series 2480, Class EJ, 6.00%, 8/15/2032	322	341
Series 4156, Class SB, IF, 2.70%, 1/15/2033(a)	1,692	1,437
Series 4170, Class TS, IF, 2.54%, 2/15/2033(a)	3,868	3,225
Series 4186, Class JE, 2.00%, 3/15/2033	14,919	14,394
Series 4188, Class JG, 2.00%, 4/15/2033	9,594	9,173
Series 4206, Class DA, 2.00%, 5/15/2033	7,157	6,811
Series 2611, Class QZ, 5.00%, 5/15/2033	4,334	4,636
Series 2882, Class QD, 4.50%, 7/15/2034	494	502
Series 2927, Class GA, 5.50%, 10/15/2034	380	390
Series 2915, Class MU, 5.00%, 1/15/2035	2,458	2,624
Series 4458, Class BW, 3.00%, 4/15/2035	10,000	9,337
Series 3085, Class VS, IF, 19.49%, 12/15/2035(a)	384	549
Series 3181, Class OP, PO, 7/15/2036	1,300	1,077
Series 3413, Class B, 5.50%, 4/15/2037	352	369
Series 3325, Class JL, 5.50%, 6/15/2037	3,625	3,906
Series 3341, Class PE, 6.00%, 7/15/2037	2,687	2,888
Series 4365, Class HZ, 3.00%, 1/15/2040	6,283	5,811
Series 3699, Class QH, 5.50%, 7/15/2040	3,847	4,006
Series 4047, Class PB, 3.50%, 1/15/2041	12,000	12,010
Series 3927, Class PC, 4.50%, 9/15/2041	3,970	4,247
Series 4039, Class SA, IF, IO, 4.19%, 5/15/2042(a)	8,617	1,281
Series 4062, Class GY, 4.00%, 6/15/2042	6,109	6,242
Series 4594, Class GN, 2.50%, 2/15/2045	4,222	4,088

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
FHLMC STRIPS
Series 155, IO, 7.00%, 11/1/2023	16	2
Series 264, Class 30, 3.00%, 7/15/2042	11,867	11,465
Series 267, Class 30, 3.00%, 8/15/2042	6,875	6,620
FHLMC Structured Pass-Through Securities Certificates
Series T-54, Class 2A, 6.50%, 2/25/2043	1,415	1,593
Series T-56, Class APO, PO, 5/25/2043	717	572
Series T-51, Class 1A, 6.50%, 9/25/2043(a)	1,257	1,403
FNMA Grantor Trust Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	444	491
FNMA REMIC
Series G92-35, Class EB, 7.50%, 7/25/2022	4	4
Series G92-44, Class ZQ, 8.00%, 7/25/2022	1	1
Series 1993-146, Class E, PO, 5/25/2023	37	35
Series 1993-110, Class H, 6.50%, 5/25/2023	49	52
Series 1993-217, Class H, PO, 8/25/2023	10	9
Series 2012-63, Class VA, 4.00%, 8/25/2023	12,619	12,675
Series 1993-205, Class H, PO, 9/25/2023	7	7
Series 1993-228, Class G, PO, 9/25/2023	8	8
Series 1993-155, Class PJ, 7.00%, 9/25/2023	658	699
Series 2003-128, Class DY, 4.50%, 1/25/2024	1,218	1,236
Series 1994-51, Class PV, 6.00%, 3/25/2024	795	827
Series 1994-37, Class L, 6.50%, 3/25/2024	203	213
Series 2010-117, Class DY, 4.50%, 10/25/2025	5,000	5,127
Series 2010-155, Class B, 3.50%, 1/25/2026	4,274	4,314
Series 1998-58, Class PC, 6.50%, 10/25/2028	450	485
Series 2000-8, Class Z, 7.50%, 2/20/2030	174	194
Series 2002-92, Class FB, 2.97%, 4/25/2030(a)	371	376
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	246	52
Series 2003-67, Class SA, HB, IF, 30.45%, 10/25/2031(a)	87	108
Series 2011-145, Class PB, 3.50%, 1/25/2032	11,500	11,401
Series 2012-100, Class AY, 3.00%, 9/25/2032	5,750	5,470
Series 2003-21, Class PZ, 4.50%, 3/25/2033	2,196	2,224
Series 2013-106, Class PY, 3.00%, 10/25/2033	5,300	5,063
Series 2013-130, Class GY, 3.50%, 1/25/2034	3,699	3,629
Series 2004-46, Class QD, IF, 14.74%, 3/25/2034(a)	570	632
Series 2004-54, Class FL, 2.72%, 7/25/2034(a)	947	951
Series 2015-11, Class AQ, 3.00%, 3/25/2035	6,000	5,544
Series 2005-22, Class EH, 5.00%, 4/25/2035	4,134	4,404
Series 2015-28, Class GB, 3.50%, 5/25/2035	4,000	3,878
Series 2009-89, Class A1, 5.41%, 5/25/2035	376	380
Series 2015-41, Class AY, 3.00%, 6/25/2035	4,653	4,313
Series 2006-3, Class SB, IF, IO, 4.38%, 7/25/2035(a)	2,302	200
Series 2005-58, Class EP, 5.50%, 7/25/2035	579	610
Series 2005-83, Class LA, 5.50%, 10/25/2035	799	850
Series 2005-116, Class PC, 6.00%, 1/25/2036	3,437	3,675
Series 2006-51, Class FP, 2.67%, 3/25/2036(a)	3,986	3,993
Series 2016-28, Class DW, 3.50%, 5/25/2036	4,491	4,369
Series 2006-81, Class FA, 2.67%, 9/25/2036(a)	53	53
Series 2006-110, PO, 11/25/2036	540	454
Series 2007-76, Class PE, 6.00%, 8/25/2037	1,639	1,812
Series 2012-47, Class QE, 4.00%, 5/25/2038	4,677	4,688
Series 2010-47, Class MB, 5.00%, 9/25/2039	4,052	4,293
Series 2010-68, Class EP, 4.50%, 12/25/2039	2,451	2,520
Series 2010-11, Class CB, 4.50%, 2/25/2040	389	398
Series 2010-4, Class SL, IF, 6.38%, 2/25/2040(a)	46	45
Series 2012-60, Class EP, 3.00%, 4/25/2042	4,209	4,095

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2012-50, Class HY, 4.00%, 5/25/2042	5,566		5,444
Series 2012-141, Class PB, 2.50%, 12/25/2042	1,400		1,204
Series 2012-139, Class JA, 3.50%, 12/25/2042	6,902		6,905
Series 2015-48, Class DE, 3.00%, 10/25/2044	11,897		11,263
Series 2016-45, Class PC, 3.00%, 9/25/2045	12,647		12,370
Series 2016-38, Class NA, 3.00%, 1/25/2046	14,617		14,263
FNMA REMIC Trust
Series 1999-W4, Class A9, 6.25%, 2/25/2029	101		106
Series 2002-W7, Class A4, 6.00%, 6/25/2029	1,134		1,224
Series 2003-W1, Class 1A1, 5.39%, 12/25/2042(a)	544		565
Series 2003-W1, Class 2A, 5.90%, 12/25/2042(a)	296		314
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	1,776		1,983
Series 2009-W1, Class A, 6.00%, 12/25/2049	933		1,026
FNMA STRIPS
Series 278, Class 3, 3.17%, 11/25/2023(a)	289		292
Series 278, Class 1, 3.09%, 8/25/2025(a)	888		903
GNMA
Series 2004-27, Class PD, 5.50%, 4/20/2034	3,285		3,422
Series 2008-15, Class NB, 4.50%, 2/20/2038	527		546
Series 2008-40, Class SA, IF, IO, 4.09%, 5/16/2038(a)	3,162		406
Series 2009-42, Class TX, 4.50%, 6/20/2039	10,299		10,774
Series 2009-69, Class WM, 5.50%, 8/20/2039	2,714		2,908
Series 2011-29, Class Z, 5.00%, 5/20/2040	14,721		16,043

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $392,762)			380,950

U.S. TREASURY OBLIGATIONS — 26.1%
U.S. Treasury Bonds
8.00%, 11/15/2021	3,635		4,162
7.25%, 8/15/2022	3,935		4,539
7.13%, 2/15/2023	2,500		2,919
5.25%, 11/15/2028	20,000		23,816
3.75%, 11/15/2043	35,000		37,669
3.00%, 5/15/2045	31,000		29,357
2.88%, 8/15/2045	13,000		12,005
U.S. Treasury Inflation Indexed Bonds 1.38%, 2/15/2044	27,500		30,469
U.S. Treasury Notes
1.13%, 1/15/2019	40,000		39,947
2.63%, 11/15/2020	30,000		29,891
2.00%, 11/30/2022	25,000		24,207
2.13%, 11/30/2023	20,000		19,316
2.00%, 8/15/2025	20,000		18,881
1.63%, 2/15/2026	20,000		18,308
U.S. Treasury STRIPS Bonds 2.17%, 5/15/2020(b)	72,500		69,652

TOTAL U.S. TREASURY OBLIGATIONS (Cost $371,989)			365,138

U.S. GOVERNMENT AGENCY SECURITIES — 17.8%
FFCB
5.75%, 5/11/2026	10,000		11,637
5.75%, 12/7/2028	12,824		15,332
FNMA
10.68%, 10/9/2019(b)	30,000		29,295
6.25%, 5/15/2029	10,000		12,538
DN, 4.79%, 5/15/2030(b)	10,000		6,672
FNMA STRIPS
15.68%, 5/29/2026(b)	9,200		7,164
2.49%, 10/8/2027(b)	8,000		5,928
Resolution Funding Corp. STRIPS
3.72%, 10/15/2019(b)	60,673		59,215
2.22%, 7/15/2020(b)	57,000		54,421
2.05%, 10/15/2020(b)	18,300		17,369
2.38%, 1/15/2021(b)	5,000		4,700
DN, 17.81%, 4/15/2028(b)	15,000		10,871
DN, 5.25%, 1/15/2030(b)	15,700		10,690
DN, 17.18%, 4/15/2030(b)	5,000		3,376

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $239,775)			249,208

MORTGAGE-BACKED SECURITIES — 16.3%
FHLMC
Pool # 420108, ARM, 2.27%, 2/1/2019(a)	—	(c)	—	(c)
Pool # 420166, ARM, 5.03%, 1/1/2020(a)	—	(c)	—	(c)
Pool # 775425, ARM, 2.52%, 1/1/2021(a)	1		1

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 611141, ARM, 3.69%, 1/1/2027(a)	74		77
Pool # 846812, ARM, 3.93%, 4/1/2030(a)	6		6
Pool # 390257, ARM, 2.18%, 7/1/2030(a)	1		1
Pool # 1G2627, ARM, 3.45%, 3/1/2037(a)	557		580
FHLMC Gold Pools, 20 Year, Single Family Pool # C90830, 4.50%, 5/1/2024	113		116
FHLMC Gold Pools, 30 Year, Single Family
Pool # A00948, 9.00%, 1/1/2021	—	(c)	—	(c)
Pool # A01017, 9.00%, 6/1/2021	—	(c)	—	(c)
Pool # A01093, 9.00%, 7/1/2021	—	(c)	—	(c)
Pool # C00078, 9.00%, 11/1/2021	—	(c)	—	(c)
Pool # C80091, 6.50%, 1/1/2024	31		34
Pool # G00229, 8.50%, 5/1/2024	15		16
Pool # C00354, 8.50%, 7/1/2024	14		15
Pool # D56307, 7.50%, 9/1/2024	4		4
Pool # C00376, 8.00%, 11/1/2024	12		13
Pool # C00418, 7.00%, 8/1/2025	5		5
Pool # C00414, 7.50%, 8/1/2025	13		14
Pool # D63303, 7.00%, 9/1/2025	5		5
Pool # G00981, 8.50%, 7/1/2028	21		23
Pool # C22459, 6.50%, 2/1/2029	9		10
Pool # C00742, 6.50%, 4/1/2029	130		143
Pool # C00785, 6.50%, 6/1/2029	41		45
Pool # C47318, 7.00%, 9/1/2029	418		453
Pool # C01292, 6.00%, 2/1/2032	49		54
Pool # A16155, 5.50%, 11/1/2033	86		92
Pool # C03589, 4.50%, 10/1/2040	778		809
Pool # Q54950, 4.00%, 3/1/2048	10,246		10,348
FNMA
Pool # 66384, ARM, 6.08%, 4/1/2019(a)	1		1
Pool # 111024, ARM, 2.17%, 6/1/2020(a)	1		1
Pool # 620061, ARM, 2.27%, 11/1/2027(a)	24		24
Pool # 89406, ARM, 2.16%, 6/1/2029(a)	10		9
Pool # 563497, ARM, 2.27%, 11/1/2040(a)	20		20
FNMA, 15 Year, Single Family
Pool # 758528, 4.50%, 3/1/2019	10		10
Pool # 742085, 4.00%, 4/1/2019	32		33
Pool # MA0512, 4.00%, 9/1/2025	1,224		1,248
FNMA, 20 Year, Single Family Pool # 762498, 5.00%, 11/1/2023	180		188
FNMA, 30 Year, Single Family
Pool # 50318, 10.00%, 7/1/2020	—	(c)	—	(c)
Pool # 190257, 7.00%, 2/1/2024	22		24
Pool # 315500, 7.00%, 8/1/2025	31		32
Pool # 250575, 6.50%, 6/1/2026	20		21
Pool # 483802, 5.50%, 2/1/2029	229		247
Pool # 524949, 7.50%, 3/1/2030	16		16
Pool # 545639, 6.50%, 4/1/2032	201		223
Pool # 702435, 5.50%, 5/1/2033	942		1,014
Pool # 709441, 5.50%, 7/1/2033	463		503
Pool # 730711, 5.50%, 8/1/2033	543		588
Pool # 743127, 5.50%, 10/1/2033	474		515
Pool # 747628, 5.00%, 11/1/2033	1,052		1,122
Pool # 753662, 5.50%, 12/1/2033	715		778
Pool # 755615, 5.50%, 1/1/2034	816		888
Pool # 811755, 7.00%, 3/1/2035	1,606		1,805
Pool # 845834, 5.50%, 10/1/2035	505		542
Pool # 888201, 5.50%, 2/1/2036	210		226
Pool # 831409, 5.50%, 4/1/2036	825		896
Pool # 867420, 5.50%, 5/1/2036	463		504

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 745802, 6.00%, 7/1/2036	917		1,018
Pool # 969708, 4.50%, 3/1/2038	158		164
Pool # AE1216, 3.50%, 1/1/2041	1,408		1,393
Pool # AE1260, 3.50%, 8/1/2041	707		700
Pool # AB5378, 3.50%, 5/1/2042	2,759		2,730
Pool # AO6710, 4.00%, 6/1/2042	4,718		4,784
Pool # AR5147, 3.00%, 3/1/2043	2,654		2,542
Pool # AT8192, 4.00%, 6/1/2043	3,606		3,652
Pool # AS1112, 4.00%, 11/1/2043	6,192		6,246
Pool # BM1109, 4.00%, 10/1/2044	5,465		5,565
Pool # AS4073, 4.00%, 12/1/2044	2,509		2,540
Pool # AL8660, 4.00%, 6/1/2045	8,199		8,349
Pool # AS5648, 3.50%, 7/1/2045	2,940		2,896
Pool # AS6208, 3.50%, 10/1/2045	1,821		1,801
Pool # AS6344, 3.50%, 12/1/2045	3,575		3,521
Pool # AX5520, 3.00%, 5/1/2046	1,197		1,143
Pool # AX5546, 3.00%, 9/1/2046	1,735		1,656
Pool # AX5547, 3.50%, 9/1/2046	2,900		2,853
Pool # BM3744, 4.00%, 3/1/2047	17,118		17,357
Pool # CA0411, 4.00%, 9/1/2047	10,991		11,155
Pool # CA0861, 3.50%, 11/1/2047	5,741		5,645
Pool # BJ1666, 4.00%, 12/1/2047	12,404		12,518
Pool # CA1361, 3.50%, 2/1/2048	4,412		4,339
Pool # BD9074, 3.50%, 3/1/2048	1,856		1,826
Pool # BJ4640, 4.00%, 3/1/2048	5,316		5,365
Pool # BD9078, 4.00%, 4/1/2048	2,974		3,014
Pool # BD9077, 3.50%, 5/1/2048	1,377		1,355
Pool # BD9083, 4.00%, 7/1/2048	3,756		3,807
FNMA, Other
Pool # AL1463, 3.12%, 1/1/2022	6,410		6,421
Pool # AL1353, 3.26%, 1/1/2022	7,678		7,720
Pool # AM8674, 2.81%, 4/1/2025	6,500		6,304
Pool # AM4660, 3.77%, 12/1/2025	4,335		4,406
Pool # AN0571, 3.10%, 1/1/2026	6,500		6,374
Pool # AL8963, 2.97%, 5/1/2026	5,260		5,141
Pool # AM7199, 3.30%, 11/1/2026	3,000		2,964
Pool # AL9769, 2.63%, 12/1/2026	6,838		6,507
Pool # AN4635, 3.01%, 2/1/2027	6,832		6,609
Pool # FN0040, 2.97%, 6/1/2027	5,797		5,551
Pool # AN6800, 2.97%, 9/1/2027	3,450		3,304
Pool # AN6825, 2.80%, 10/1/2027	4,000		3,777
Pool # AN9486, 3.57%, 6/1/2028	12,449		12,339
Pool # 405220, 6.00%, 9/1/2028	21		23
Pool # AN8493, 3.30%, 2/1/2030	5,000		4,837
GNMA I, 30 Year, Single Family
Pool # 306081, 9.00%, 8/15/2021	65		67
Pool # 780284, 9.00%, 12/15/2021	7		7
Pool # 321560, 8.00%, 7/15/2022	3		3
Pool # 337141, 7.50%, 8/15/2022	8		8
Pool # 339969, 7.00%, 12/15/2022	—	(c)	—	(c)
Pool # 332022, 7.00%, 1/15/2023	3		3
Pool # 346214, 7.00%, 1/15/2023	1		1
Pool # 346572, 7.00%, 5/15/2023	2		2
Pool # 348677, 6.50%, 6/15/2023	1		1
Pool # 349788, 6.50%, 6/15/2023	1		1
Pool # 358801, 7.50%, 6/15/2023	16		16
Pool # 359588, 7.50%, 6/15/2023	11		11

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 322200, 6.50%, 7/15/2023	10		11
Pool # 346673, 7.00%, 7/15/2023	7		7
Pool # 354538, 7.00%, 7/15/2023	—	(c)	—	(c)
Pool # 357782, 7.00%, 7/15/2023	2		2
Pool # 360889, 7.00%, 7/15/2023	2		2
Pool # 344505, 6.50%, 8/15/2023	6		7
Pool # 356717, 6.50%, 8/15/2023	3		4
Pool # 345375, 6.50%, 9/15/2023	25		27
Pool # 345391, 6.50%, 10/15/2023	5		5
Pool # 354681, 8.00%, 10/15/2023	11		11
Pool # 369356, 6.50%, 11/15/2023	4		4
Pool # 370927, 6.50%, 11/15/2023	—	(c)	—	(c)
Pool # 346944, 6.50%, 12/15/2023	1		1
Pool # 349265, 6.50%, 12/15/2023	10		10
Pool # 365740, 6.50%, 12/15/2023	2		2
Pool # 369830, 6.50%, 12/15/2023	3		3
Pool # 370289, 6.50%, 12/15/2023	1		1
Pool # 354747, 6.50%, 2/15/2024	125		135
Pool # 362341, 6.50%, 2/15/2024	30		32
Pool # 370338, 6.50%, 2/15/2024	1		1
Pool # 380818, 6.50%, 2/15/2024	—	(c)	—	(c)
Pool # 379328, 7.00%, 3/15/2024	6		5
Pool # 391552, 7.00%, 3/15/2024	45		46
Pool # 379001, 7.00%, 4/15/2024	37		39
Pool # 403212, 8.00%, 9/15/2024	9		9
Pool # 780029, 9.00%, 11/15/2024	12		12
Pool # 401860, 7.50%, 6/15/2025	1		1
Pool # 377557, 8.00%, 7/15/2025	9		9
Pool # 422308, 7.50%, 3/15/2026	20		20
Pool # 412644, 8.00%, 7/15/2026	32		34
Pool # 436445, 8.00%, 8/15/2026	1		1
Pool # 432398, 7.50%, 3/15/2027	16		16
Pool # 462562, 7.50%, 2/15/2028	69		71
Pool # 472679, 7.00%, 6/15/2028	1		1
GNMA II, 30 Year, Single Family
Pool # 2324, 8.00%, 11/20/2026	17		19
Pool # 2344, 8.00%, 12/20/2026	30		33
Pool # 2512, 8.00%, 11/20/2027	59		64

TOTAL MORTGAGE-BACKED SECURITIES (Cost $232,174)			227,318

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.3%
FHLMC Multifamily Structured Pass-Through Certificates
Series KJ14, Class A2, 2.81%, 9/25/2024	5,145		5,033
Series K046, Class A2, 3.21%, 3/25/2025	6,026		5,964
Series K048, Class A2, 3.28%, 6/25/2025(a)	6,500		6,464
Series K049, Class A2, 3.01%, 7/25/2025	3,519		3,443
Series K052, Class A2, 3.15%, 11/25/2025	6,716		6,622
Series K067, Class A2, 3.19%, 7/25/2027	6,558		6,365
Series K069, Class A2, 3.19%, 9/25/2027(a)	3,000		2,908
Series W5FX, Class AFX, 3.34%, 4/25/2028(a)	3,436		3,344
Series K078, Class A2, 3.85%, 6/25/2028	5,779		5,872
Series K081, Class A2, 3.90%, 8/25/2028(a)	9,055		9,219
FNMA ACES
Series 2015-M13, Class A2, 2.80%, 6/25/2025(a)	4,464		4,289
Series 2016-M1, Class A2, 2.94%, 1/25/2026(a)	19,357		18,696
Series 2017-M3, Class A2, 2.57%, 12/25/2026(a)	6,000		5,535

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
Series 2017-M4, Class A2, 2.68%, 12/25/2026(a)	6,387	5,938
Series 2017-M7, Class A2, 2.96%, 2/25/2027(a)	4,394	4,182
Series 2017-M8, Class A2, 3.06%, 5/25/2027(a)	12,000	11,486
FNMA Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	10,524	9,818

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $120,002)		115,178

FOREIGN GOVERNMENT SECURITIES — 0.5%
Israel Government AID Bond (Israel) Zero Coupon, 9/15/2019 (Cost $7,386)	7,527	7,360

	Shares (000)
SHORT-TERM INVESTMENTS — 3.6%
INVESTMENT COMPANIES — 3.6%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.10%(d)(e) (Cost $50,114)	50,114	50,114

Total Investments — 99.9% (Cost $1,414,202)		1,395,266
Other Assets Less Liabilities — 0.1%		1,727

Net Assets — 100.0%		1,396,993

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2018.
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2018. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2018.
(b)	The rate shown is the effective yield as of November 30, 2018.
(c)	Amount rounds to less than one thousand.
(d)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of November 30, 2018.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$50,114	$1,345,152	$—	$1,395,266

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2018.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 88.5%
Aerospace & Defense — 2.1%
Arconic, Inc.
5.13%, 10/1/2024	12,295	11,926
5.90%, 2/1/2027	8,641	8,295
6.75%, 1/15/2028	10,659	10,339
5.95%, 2/1/2037	7,024	6,603
Bombardier, Inc. (Canada)
8.75%, 12/1/2021(a)	27,460	28,318
6.00%, 10/15/2022(a)	13,043	12,360
6.13%, 1/15/2023(a)	18,005	17,105
7.50%, 12/1/2024(a)	8,730	8,304
7.50%, 3/15/2025(a)	21,013	19,962
TransDigm UK Holdings plc 6.88%, 5/15/2026(a)	6,390	6,310
TransDigm, Inc.
6.00%, 7/15/2022	14,708	14,726
6.50%, 7/15/2024	26,582	26,649
6.50%, 5/15/2025	5,318	5,298

		176,195

Airlines — 0.2%
United Continental Holdings, Inc. 5.00%, 2/1/2024	12,685	12,463

Auto Components — 1.8%
Allison Transmission, Inc. 4.75%, 10/1/2027(a)	9,665	8,699
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	33,295	30,964
6.25%, 3/15/2026	9,058	8,220
6.50%, 4/1/2027	26,915	24,426
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	17,860	16,297
4.88%, 3/15/2027	25,501	22,919
Icahn Enterprises LP
5.88%, 2/1/2022	16,647	16,704
6.25%, 2/1/2022	6,999	7,113
6.75%, 2/1/2024	4,579	4,608
6.38%, 12/15/2025	8,920	8,808
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(a)	4,348	4,141

		152,899

Automobiles — 0.2%
Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027(a)	23,821	17,568
Motors Liquidation Co.
7.70%, 4/15/2016‡(b)	25,800	—	(c)
8.25%, 7/15/2023‡(b)	20,000	—	(c)
0.00%, 6/15/2024‡(b)	12,550	—	(c)
7.40%, 9/1/2025‡(b)	9,300	—	(c)
6.75%, 5/1/2028‡(b)(d)	10,255	—	(c)
8.38%, 7/15/2033‡(b)	34,006	—	(c)
7.75%, 3/15/2036‡(b)	3,415	—	(c)
7.38%, 5/23/2048‡(b)	6,000	—	(c)

		17,568

Banks — 2.2%
Bank of America Corp. Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(d)(e)(f)	12,527	12,637
Barclays Bank plc (United Kingdom) 7.63%, 11/21/2022	12,025	12,611
Barclays plc (United Kingdom)
(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023(d)(e)(f)	6,252	5,820
4.38%, 9/11/2024	3,035	2,819
5.20%, 5/12/2026	13,815	13,155
4.84%, 5/9/2028	7,420	6,697
CIT Group, Inc.
4.75%, 2/16/2024	4,330	4,235
5.25%, 3/7/2025	6,899	6,932
6.13%, 3/9/2028	3,577	3,676
Citigroup, Inc. Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026(d)(e)(f)	3,345	3,370
Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.13%, 12/23/2025(a)(d)(e)(f)	9,417	9,787
Royal Bank of Scotland Group plc (United Kingdom)
(USD Swap Semi 5 Year + 5.80%), 7.50%, 8/10/2020(d)(e)(f)	14,572	14,426
(USD Swap Semi 5 Year + 7.60%), 8.63%, 8/15/2021(d)(e)(f)	4,790	4,934
6.13%, 12/15/2022	35,874	36,410
6.10%, 6/10/2023	34,305	34,870
6.00%, 12/19/2023	4,697	4,724
Societe Generale SA (France) (USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021(a)(d)(e)(f)	8,360	8,235

		185,338

Building Products — 0.9%
Masonite International Corp. 5.75%, 9/15/2026(a)	6,512	6,145
PGT Escrow Issuer, Inc. 6.75%, 8/1/2026(a)	8,676	8,763
Standard Industries, Inc.
6.00%, 10/15/2025(a)	15,470	15,083
5.00%, 2/15/2027(a)	4,555	4,100
4.75%, 1/15/2028(a)	11,360	9,940
Summit Materials LLC
6.13%, 7/15/2023	16,067	15,967
5.13%, 6/1/2025(a)	14,210	12,895

		72,893

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Capital Markets — 0.2%
LPL Holdings, Inc. 5.75%, 9/15/2025(a)	13,257	12,561
MSCI, Inc.
5.75%, 8/15/2025(a)	1,700	1,721
5.38%, 5/15/2027(a)	4,866	4,822

		19,104

Chemicals — 2.2%
Chemours Co. (The) 7.00%, 5/15/2025	14,746	14,875
Cornerstone Chemical Co. 6.75%, 8/15/2024(a)	5,504	5,201
CVR Partners LP 9.25%, 6/15/2023(a)	59,784	62,791
FXI Holdings, Inc. 7.88%, 11/1/2024(a)	19,768	17,668
Gates Global LLC 6.00%, 7/15/2022(a)	12,947	12,882
Ingevity Corp. 4.50%, 2/1/2026(a)	3,725	3,436
Koppers, Inc. 6.00%, 2/15/2025(a)	7,100	6,354
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024(a)	9,515	8,849
5.00%, 5/1/2025(a)	7,169	6,685
5.25%, 6/1/2027(a)	6,906	6,328
Nufarm Australia Ltd. (Australia) 5.75%, 4/30/2026(a)	1,278	1,195
Trinseo Materials Operating SCA 5.38%, 9/1/2025(a)	14,035	12,386
Tronox Finance plc 5.75%, 10/1/2025(a)	12,475	10,573
Tronox, Inc. 6.50%, 4/15/2026(a)	5,307	4,591
Venator Finance SARL 5.75%, 7/15/2025(a)	8,590	6,915

		180,729

Commercial Services & Supplies — 2.4%
ADT Security Corp. (The) 4.13%, 6/15/2023	42,240	39,389
Brink’s Co. (The) 4.63%, 10/15/2027(a)	9,200	8,464
Covanta Holding Corp.
5.88%, 3/1/2024	5,940	5,724
5.88%, 7/1/2025	2,642	2,487
Garda World Security Corp. (Canada)
7.25%, 11/15/2021(a)	3,003	2,943
8.75%, 5/15/2025(a)	63,185	57,656
Harland Clarke Holdings Corp. 8.38%, 8/15/2022(a)	3,000	2,775
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.78%, 12/21/2065‡(a)(d)	10,594	8,934
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/1/2021(a)	4,000	4,014
5.00%, 2/1/2025(a)	15,495	15,107
Nielsen Finance LLC 5.00%, 4/15/2022(a)	3,585	3,506
Prime Security Services Borrower LLC 9.25%, 5/15/2023(a)	42,315	44,854
Quad/Graphics, Inc. 7.00%, 5/1/2022	3,650	3,586

		199,439

Communications Equipment — 0.7%
Avaya, Inc. 7.00%, 4/1/2019‡(b)	23,379	2
CommScope Technologies LLC
6.00%, 6/15/2025(a)	14,206	13,159
5.00%, 3/15/2027(a)	7,470	6,154
CommScope, Inc.
5.00%, 6/15/2021(a)	5,880	5,830
5.50%, 6/15/2024(a)	9,665	8,915
Goodman Networks, Inc. 8.00%, 5/11/2022‡	4,776	2,388
Nokia OYJ (Finland)
3.38%, 6/12/2022	3,713	3,523
4.38%, 6/12/2027	6,523	6,093
6.63%, 5/15/2039	3,179	3,278
Plantronics, Inc. 5.50%, 5/31/2023(a)	8,932	8,642

		57,984

Construction & Engineering — 0.8%
AECOM 5.13%, 3/15/2027	17,998	16,369
MasTec, Inc. 4.88%, 3/15/2023	23,062	22,341
Tutor Perini Corp. 6.88%, 5/1/2025(a)	26,985	25,906

		64,616

Construction Materials — 1.2%
Cemex SAB de CV (Mexico)
6.13%, 5/5/2025(a)	30,170	29,039
7.75%, 4/16/2026(a)	52,070	54,496
US Concrete, Inc. 6.38%, 6/1/2024	12,631	11,968

		95,503

Consumer Finance — 1.5%
Ally Financial, Inc.
4.63%, 3/30/2025	3,656	3,592
5.75%, 11/20/2025	12,389	12,652
8.00%, 11/1/2031	8,769	10,240
Curo Group Holdings Corp. 8.25%, 9/1/2025(a)	16,308	13,617
FirstCash, Inc. 5.38%, 6/1/2024(a)	6,313	6,203
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 5.03%, 12/21/2065‡(a)(d)	26,236	21,710
Springleaf Finance Corp. 7.75%, 10/1/2021	4,017	4,203

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Consumer Finance — continued
6.13%, 5/15/2022	10,500	10,500
5.63%, 3/15/2023	23,248	22,376
6.88%, 3/15/2025	6,990	6,579
7.13%, 3/15/2026	14,719	13,836

		125,508

Containers & Packaging — 1.4%
Ardagh Packaging Finance plc (Ireland)
7.25%, 5/15/2024(a)	12,500	12,625
6.00%, 2/15/2025(a)	25,575	23,817
Ball Corp.
5.25%, 7/1/2025	4,740	4,811
4.88%, 3/15/2026	1,290	1,268
Berry Global, Inc.
5.13%, 7/15/2023	8,950	8,866
4.50%, 2/15/2026(a)	4,135	3,887
BWAY Holding Co. 5.50%, 4/15/2024(a)	8,759	8,387
Crown Americas LLC
4.75%, 2/1/2026(a)	3,250	3,133
4.25%, 9/30/2026	7,310	6,798
Flex Acquisition Co., Inc. 6.88%, 1/15/2025(a)	4,046	3,737
Intertape Polymer Group, Inc. (Canada) 7.00%, 10/15/2026(a)	5,924	5,939
OI European Group BV 4.00%, 3/15/2023(a)	5,307	4,962
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/2022(a)	2,890	2,875
5.88%, 8/15/2023(a)	7,360	7,360
5.38%, 1/15/2025(a)	2,403	2,301
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	4,361	4,356
6.88%, 2/15/2021(g)	728	731
Sealed Air Corp.
5.25%, 4/1/2023(a)	2,094	2,104
5.13%, 12/1/2024(a)	4,517	4,404
5.50%, 9/15/2025(a)	1,686	1,665

		114,026

Distributors — 0.3%
Global Partners LP
6.25%, 7/15/2022	7,245	7,139
7.00%, 6/15/2023	11,990	11,810
Univar USA, Inc. 6.75%, 7/15/2023(a)	8,580	8,569

		27,518

Diversified Consumer Services — 0.4%
Graham Holdings Co. 5.75%, 6/1/2026(a)	4,883	4,944
Service Corp. International
8.00%, 11/15/2021	10,675	11,689
5.38%, 5/15/2024	1,625	1,633
Sotheby’s 4.88%, 12/15/2025(a)	13,535	12,452

		30,718

Diversified Financial Services — 0.7%
ACE Cash Express, Inc. 12.00%, 12/15/2022(a)	10,928	10,764
CNG Holdings, Inc. 9.38%, 5/15/2020(a)	26,446	24,595
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026(a)	4,002	3,949
8.25%, 11/15/2026(a)	4,113	3,918
Travelport Corporate Finance plc 6.00%, 3/15/2026(a)	8,840	8,730
Verscend Escrow Corp. 9.75%, 8/15/2026(a)	8,814	8,483

		60,439

Diversified Telecommunication Services — 7.2%
Altice France SA (France)
6.25%, 5/15/2024(a)	15,052	14,544
7.38%, 5/1/2026(a)	21,602	20,738
8.13%, 2/1/2027(a)	10,001	9,801
CCO Holdings LLC
5.88%, 4/1/2024(a)	66,733	67,317
5.75%, 2/15/2026(a)	39,950	39,950
5.50%, 5/1/2026(a)	11,523	11,221
5.13%, 5/1/2027(a)	9,826	9,310
5.00%, 2/1/2028(a)	5,815	5,415
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021	3,805	3,891
Series T, 5.80%, 3/15/2022	12,770	12,690
Series W, 6.75%, 12/1/2023	7,213	7,231
Series Y, 7.50%, 4/1/2024	7,240	7,430
Cincinnati Bell, Inc.
7.00%, 7/15/2024(a)	22,763	19,960
8.00%, 10/15/2025(a)	6,219	5,504
DKT Finance ApS (Denmark) 9.38%, 6/17/2023(a)	14,740	15,330
Embarq Corp. 8.00%, 6/1/2036	74,475	69,914
Frontier Communications Corp.
10.50%, 9/15/2022	11,179	8,943
7.13%, 1/15/2023	3,700	2,386
11.00%, 9/15/2025	26,394	18,608
8.50%, 4/1/2026(a)	10,755	9,761
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023	29,848	26,341
8.00%, 2/15/2024(a)	28,710	30,039
8.50%, 10/15/2024(a)	35,509	35,157
9.75%, 7/15/2025(a)	9,004	9,297
Intelsat Luxembourg SA (Luxembourg)
7.75%, 6/1/2021	1,873	1,765
8.13%, 6/1/2023	11,606	9,575
Level 3 Financing, Inc.
5.63%, 2/1/2023	5,256	5,253
5.13%, 5/1/2023	6,713	6,638
5.38%, 1/15/2024	5,515	5,413
5.38%, 5/1/2025	16,537	16,103

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Diversified Telecommunication Services — continued
Qwest Capital Funding, Inc.
7.75%, 2/15/2031	3,485	2,971
Sprint Capital Corp.
6.90%, 5/1/2019	2,465	2,493
8.75%, 3/15/2032	26,765	29,073
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	15,157	13,490
6.00%, 9/30/2034	6,495	5,553
7.20%, 7/18/2036	3,391	3,225
7.72%, 6/4/2038	1,627	1,594
Telecom Italia SpA (Italy) 5.30%, 5/30/2024(a)	4,345	4,079
Virgin Media Finance plc (United Kingdom) 5.25%, 2/15/2022‡	8,595	8,509
Virgin Media Secured Finance plc (United Kingdom) 5.25%, 1/15/2026(a)	8,835	8,272
Windstream Services LLC 9.00%, 6/30/2025(a)	19,255	14,056

		598,840

Electric Utilities — 0.4%
NextEra Energy Operating Partners LP
4.25%, 9/15/2024(a)	7,448	7,020
4.50%, 9/15/2027(a)	1,828	1,677
Pacific Gas & Electric Co. 4.25%, 8/1/2023(a)	2,074	1,924
Terraform Global Operating LLC 6.13%, 3/1/2026(a)	8,975	8,409
Texas Competitive Electric Holdings Co. LLC
8.50%, 5/1/2020‡(b)	153,570	307
11.50%, 10/1/2020‡	15,375	61
Vistra Operations Co. LLC 5.50%, 9/1/2026(a)	12,717	12,510

		31,908

Electrical Equipment — 0.7%
Sensata Technologies BV 4.88%, 10/15/2023(a)	12,987	12,727
Vertiv Group Corp. 9.25%, 10/15/2024(a)	49,156	47,927

		60,654

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC
5.00%, 9/1/2023	4,503	4,492
5.50%, 12/1/2024	3,001	3,001
5.00%, 9/1/2025	1,788	1,743

		9,236

Energy Equipment & Services — 2.9%
CSI Compressco LP 7.50%, 4/1/2025(a)	4,240	4,145
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025	13,825	12,339
Ensco plc
8.00%, 1/31/2024	3,346	3,045
4.50%, 10/1/2024	3,313	2,433
5.20%, 3/15/2025	14,039	10,503
7.75%, 2/1/2026	1,925	1,588
5.75%, 10/1/2044	845	520
KCA Deutag UK Finance plc (United Kingdom)
7.25%, 5/15/2021(a)	13,585	11,072
9.88%, 4/1/2022(a)	2,383	1,954
9.63%, 4/1/2023(a)	2,010	1,593
Nabors Industries, Inc. 5.75%, 2/1/2025	7,166	5,845
Noble Holding International Ltd.
7.75%, 1/15/2024	3,662	3,204
7.95%, 4/1/2025(g)	6,409	5,480
7.88%, 2/1/2026(a)	16,175	15,083
6.20%, 8/1/2040	6,316	4,263
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026(a)	2,057	1,908
Rowan Cos., Inc.
4.75%, 1/15/2024	3,451	2,812
7.38%, 6/15/2025	3,271	2,895
SESI LLC 7.75%, 9/15/2024	4,385	3,914
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025(a)	25,487	24,021
Telford Offshore Ltd. (United Arab Emirates) Series B, 14.00% (Blend (cash 1.00% + PIK 13.00%)), 2/12/2024‡(h)	6,961	3,433
Transocean Guardian Ltd. 5.88%, 1/15/2024(a)	2,638	2,572
Transocean Pontus Ltd. 6.13%, 8/1/2025(a)	8,550	8,336
Transocean Proteus Ltd. 6.25%, 12/1/2024(a)	793	777
Transocean, Inc.
9.00%, 7/15/2023(a)	14,686	15,007
7.25%, 11/1/2025(a)	8,875	8,209
7.50%, 1/15/2026(a)	28,837	26,819
7.50%, 4/15/2031	9,411	7,576
6.80%, 3/15/2038	13,943	9,969
9.35%, 12/15/2041(g)	13,749	12,374
Unit Corp. 6.63%, 5/15/2021	13,122	12,663
USA Compression Partners LP 6.88%, 4/1/2026(a)	3,310	3,231
Weatherford International LLC
9.88%, 3/1/2025(a)	7,587	4,989
6.80%, 6/15/2037	64	37
Weatherford International Ltd.
4.50%, 4/15/2022	2,744	1,811
8.25%, 6/15/2023	1,100	732
9.88%, 2/15/2024	3,282	2,199
7.00%, 3/15/2038	828	474
6.75%, 9/15/2040	2,774	1,567
5.95%, 4/15/2042	936	524

		241,916

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Entertainment — 1.3%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025	15,908	14,397
5.88%, 11/15/2026	7,249	6,452
6.13%, 5/15/2027	6,936	6,138
Cinemark USA, Inc. 4.88%, 6/1/2023	9,733	9,465
EMI Music Publishing Group North America Holdings, Inc. 7.63%, 6/15/2024(a)	12,947	13,853
Netflix, Inc.
5.50%, 2/15/2022	2,800	2,856
4.38%, 11/15/2026	1,716	1,579
4.88%, 4/15/2028	5,445	5,023
5.88%, 11/15/2028(a)	8,269	8,186
Viacom, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.88%, 2/28/2057(d)	14,288	13,734
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(d)	7,902	7,571
WMG Acquisition Corp.
5.63%, 4/15/2022(a)	2,793	2,818
4.88%, 11/1/2024(a)	3,014	2,916
5.50%, 4/15/2026(a)	15,586	15,118

		110,106

Equity Real Estate Investment Trusts (REITs) — 1.1%
CyrusOne LP
5.00%, 3/15/2024	4,499	4,465
5.38%, 3/15/2027	1,993	1,953
Equinix, Inc.
5.38%, 1/1/2022	4,415	4,474
5.38%, 4/1/2023	18,333	18,471
5.75%, 1/1/2025	4,171	4,243
5.88%, 1/15/2026	29	29
ESH Hospitality, Inc. 5.25%, 5/1/2025(a)	13,770	13,168
Iron Mountain, Inc.
5.75%, 8/15/2024	18,906	18,079
4.88%, 9/15/2027(a)	8,907	7,894
5.25%, 3/15/2028(a)	8,573	7,759
SBA Communications Corp.
4.88%, 7/15/2022	1,404	1,397
4.00%, 10/1/2022	1,951	1,883
4.88%, 9/1/2024	7,451	7,246

		91,061

Food & Staples Retailing — 1.1%
Albertsons Cos. LLC
6.63%, 6/15/2024	49,460	47,667
5.75%, 3/15/2025	20,905	18,658
New Albertsons LP
7.75%, 6/15/2026	1,033	909
6.63%, 6/1/2028	2,145	1,646
7.45%, 8/1/2029	4,833	3,939
8.70%, 5/1/2030	11,940	10,447
8.00%, 5/1/2031	14,241	12,034

		95,300

Food Products — 2.4%
B&G Foods, Inc. 5.25%, 4/1/2025	11,232	10,615
Dean Foods Co. 6.50%, 3/15/2023(a)	9,024	7,919
Dole Food Co., Inc. 7.25%, 6/15/2025(a)	16,796	15,788
JBS USA LUX SA
7.25%, 6/1/2021(a)	64,342	65,066
5.88%, 7/15/2024(a)	27,785	27,305
5.75%, 6/15/2025(a)	3,670	3,551
6.75%, 2/15/2028(a)	18,098	17,421
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(a)	26,385	25,659
5.88%, 9/30/2027(a)	10,700	10,112
Post Holdings, Inc. 5.00%, 8/15/2026(a)	13,811	12,672

		196,108

Gas Utilities — 0.2%
AmeriGas Partners LP
5.50%, 5/20/2025	9,132	8,459
5.88%, 8/20/2026	4,381	4,085
5.75%, 5/20/2027	7,858	7,099

		19,643

Health Care Equipment & Supplies — 0.2%
Hologic, Inc. 4.38%, 10/15/2025(a)	4,562	4,334
Mallinckrodt International Finance SA
5.63%, 10/15/2023(a)	1,982	1,702
5.50%, 4/15/2025(a)	9,330	7,429
Teleflex, Inc. 4.88%, 6/1/2026	3,750	3,632

		17,097

Health Care Providers & Services — 7.1%
Acadia Healthcare Co., Inc.
5.63%, 2/15/2023	8,281	8,143
6.50%, 3/1/2024	8,830	8,653
Centene Corp.
5.63%, 2/15/2021	5,077	5,144
4.75%, 5/15/2022	2,630	2,640
6.13%, 2/15/2024	13,415	13,950
4.75%, 1/15/2025	15,285	15,171
Community Health Systems, Inc.
5.13%, 8/1/2021	9,612	9,101
6.88%, 2/1/2022	16,361	8,102
6.25%, 3/31/2023	25,441	23,597
8.63%, 1/15/2024(a)	15,869	16,127
8.13%, 6/30/2024(a)	28,322	21,595
DaVita, Inc.
5.75%, 8/15/2022	3,000	3,041
5.13%, 7/15/2024	28,243	27,184
5.00%, 5/1/2025	7,965	7,487
Envision Healthcare Corp. 8.75%, 10/15/2026(a)	23,035	21,593
HCA Healthcare, Inc. 6.25%, 2/15/2021	11,585	11,962

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Health Care Providers & Services — continued
HCA, Inc.
4.25%, 10/15/2019	2,560	2,566
7.50%, 2/15/2022	21,198	22,894
5.88%, 3/15/2022	5,140	5,342
5.88%, 5/1/2023	27,295	28,250
5.00%, 3/15/2024	3,371	3,380
5.38%, 2/1/2025	54,045	54,383
5.88%, 2/15/2026	19,145	19,719
5.50%, 6/15/2047	8,700	8,374
MPH Acquisition Holdings LLC 7.13%, 6/1/2024(a)	32,829	32,706
NVA Holdings, Inc. 6.88%, 4/1/2026(a)	9,011	8,594
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022(a)(h)	15,861	15,781
Team Health Holdings, Inc. 6.38%, 2/1/2025(a)	32,813	27,071
Tenet Healthcare Corp.
6.75%, 2/1/2020	6,208	6,348
6.00%, 10/1/2020	4,995	5,095
4.50%, 4/1/2021	14,531	14,389
4.38%, 10/1/2021	13,138	12,908
7.50%, 1/1/2022(a)	2,610	2,708
8.13%, 4/1/2022	17,661	18,301
6.75%, 6/15/2023	29,798	29,425
4.63%, 7/15/2024	17,012	16,321
5.13%, 5/1/2025	27,491	26,065
7.00%, 8/1/2025	17,676	17,234
WellCare Health Plans, Inc. 5.25%, 4/1/2025	9,886	9,799

		591,143

Health Care Technology — 0.1%
IQVIA, Inc. 4.88%, 5/15/2023(a)	3,335	3,314
5.00%, 10/15/2026(a)	1,660	1,598

		4,912

Hotels, Restaurants & Leisure — 4.7%
Boyd Gaming Corp.
6.88%, 5/15/2023	5,363	5,564
6.38%, 4/1/2026	12,745	12,665
6.00%, 8/15/2026	8,872	8,584
Boyne USA, Inc. 7.25%, 5/1/2025(a)	15,085	15,688
CCM Merger, Inc. 6.00%, 3/15/2022(a)	5,513	5,582
Chukchansi Economic Development Authority 9.75%, 5/30/2020(a)(b)	20,268	11,755
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(a)	9,850	9,333
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(a)	18,488	18,673
Eldorado Resorts, Inc.
7.00%, 8/1/2023	3,340	3,490
6.00%, 4/1/2025	18,441	17,980
6.00%, 9/15/2026(a)	4,293	4,154
Enterprise Development Authority (The) 12.00%, 7/15/2024(a)	23,500	22,442
Gateway Casinos & Entertainment Ltd. (Canada) 8.25%, 3/1/2024(a)	24,132	25,097
Golden Nugget, Inc. 6.75%, 10/15/2024(a)	30,513	29,903
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024	2,785	2,656
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	4,967	4,961
Hilton Worldwide Finance LLC 4.63%, 4/1/2025	881	850
International Game Technology plc 6.50%, 2/15/2025(a)	8,425	8,596
IRB Holding Corp. 6.75%, 2/15/2026(a)	28,065	25,890
Jack Ohio Finance LLC
6.75%, 11/15/2021(a)	12,805	13,125
10.25%, 11/15/2022(a)	8,490	9,169
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026(a)	10,968	10,941
MGM Resorts International 6.00%, 3/15/2023	11,245	11,428
Sabre GLBL, Inc. 5.38%, 4/15/2023(a)	6,386	6,354
Scientific Games International, Inc.
10.00%, 12/1/2022	25,592	26,564
5.00%, 10/15/2025(a)	19,127	17,906
Seminole Hard Rock Entertainment, Inc. 5.88%, 5/15/2021(a)	26,788	26,905
Six Flags Entertainment Corp. 4.88%, 7/31/2024(a)	3,677	3,521
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026(a)	8,131	8,100
Station Casinos LLC 5.00%, 10/1/2025(a)	13,964	12,760
VOC Escrow Ltd. 5.00%, 2/15/2028(a)	4,433	4,101
Wyndham Destinations, Inc.
5.40%, 4/1/2024(g)	3,713	3,626
6.35%, 10/1/2025(g)	1,640	1,620
5.75%, 4/1/2027(g)	3,662	3,379

		393,362

Household Durables — 1.0%
Lennar Corp.
5.88%, 11/15/2024	21,785	21,840
4.75%, 5/30/2025	6,275	5,953
5.25%, 6/1/2026	5,193	4,972
4.75%, 11/29/2027	1,805	1,661
Mattamy Group Corp. (Canada) 6.88%, 12/15/2023(a)	4,488	4,308
New Home Co., Inc. (The) 7.25%, 4/1/2022	12,915	12,528

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Household Durables — continued
Tempur Sealy International, Inc. 5.63%, 10/15/2023	21,613	21,235
Toll Brothers Finance Corp.
5.63%, 1/15/2024	5,085	5,091
4.88%, 11/15/2025	1,870	1,776
4.35%, 2/15/2028	1,995	1,751

		81,115

Household Products — 0.3%
Kronos Acquisition Holdings, Inc. (Canada) 9.00%, 8/15/2023(a)	9,456	8,132
Spectrum Brands, Inc.
6.13%, 12/15/2024	12,694	12,250
5.75%, 7/15/2025	5,500	5,204

		25,586

Independent Power and Renewable Electricity Producers — 1.3%
Calpine Corp.
5.88%, 1/15/2024(a)	5,000	5,000
5.50%, 2/1/2024	5,015	4,626
5.75%, 1/15/2025	14,721	13,543
5.25%, 6/1/2026(a)	20,308	18,887
Clearway Energy Operating LLC
5.75%, 10/15/2025(a)	3,850	3,706
5.00%, 9/15/2026	8,000	7,260
NRG Energy, Inc.
7.25%, 5/15/2026	8,240	8,714
6.63%, 1/15/2027	12,220	12,448
5.75%, 1/15/2028	7,934	7,735
Talen Energy Supply LLC 6.50%, 6/1/2025	16,470	11,961
Vistra Energy Corp. 5.88%, 6/1/2023	15,000	15,169

		109,049

Industrial Conglomerates — 0.1%
General Electric Co.
6.15%, 8/7/2037	7,130	6,747
5.88%, 1/14/2038	1,960	1,821

		8,568

Insurance — 0.4%
CNO Financial Group, Inc. 5.25%, 5/30/2025	12,933	12,634
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025(a)	9,007	8,827
Liberty Mutual Group, Inc. 7.80%, 3/15/2037(a)	7,307	8,184

		29,645

Interactive Media & Services — 0.2%
Rackspace Hosting, Inc. 8.63%, 11/15/2024(a)	17,797	15,083

IT Services — 1.9%
Alliance Data Systems Corp.
5.88%, 11/1/2021(a)	4,475	4,531
5.38%, 8/1/2022(a)	21,047	20,942
Banff Merger Sub, Inc. 9.75%, 9/1/2026(a)	17,986	16,929
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025(a)	13,651	13,241
Exela Intermediate LLC 10.00%, 7/15/2023(a)	24,083	24,324
First Data Corp.
7.00%, 12/1/2023(a)	21,813	22,576
5.00%, 1/15/2024(a)	13,155	12,974
5.75%, 1/15/2024(a)	20,563	20,640
Zayo Group LLC
6.00%, 4/1/2023	9,791	9,742
6.38%, 5/15/2025	6,040	5,927
5.75%, 1/15/2027(a)	6,925	6,613

		158,439

Leisure Products — 0.2%
Mattel, Inc.
3.15%, 3/15/2023	5,095	4,331
6.75%, 12/31/2025(a)	14,652	13,809

		18,140

Machinery — 0.6%
ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023(a)	8,122	8,305
Novelis Corp.
6.25%, 8/15/2024(a)	8,435	8,351
5.88%, 9/30/2026(a)	20,425	19,046
Stevens Holding Co., Inc. 6.13%, 10/1/2026(a)	7,154	7,064
Tennant Co. 5.63%, 5/1/2025	9,058	8,775

		51,541

Media — 6.7%
Altice Financing SA (Luxembourg)
6.63%, 2/15/2023(a)	11,572	11,427
7.50%, 5/15/2026(a)	17,610	16,554
Altice Luxembourg SA (Luxembourg)
7.75%, 5/15/2022(a)	19,863	18,919
7.63%, 2/15/2025(a)	11,597	9,394
AMC Networks, Inc.
5.00%, 4/1/2024	4,970	4,778
4.75%, 8/1/2025	7,443	6,922
Cablevision Systems Corp.
8.00%, 4/15/2020	24,654	25,640
5.88%, 9/15/2022	3,635	3,635
CBS Radio, Inc. 7.25%, 11/1/2024(a)	6,310	6,042
Clear Channel Worldwide Holdings, Inc.
Series A, 7.63%, 3/15/2020	2,650	2,643
Series B, 7.63%, 3/15/2020	24,373	24,343
Series A, 6.50%, 11/15/2022	20,665	20,859
Series B, 6.50%, 11/15/2022	24,700	25,078
CSC Holdings LLC
6.75%, 11/15/2021	10,435	10,931
5.38%, 7/15/2023(a)	19,998	19,848
5.25%, 6/1/2024	8,346	7,929
7.75%, 7/15/2025(a)	2,545	2,643
6.63%, 10/15/2025(a)	17,175	17,860
5.50%, 5/15/2026(a)	18,828	18,234

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Media — continued
5.50%, 4/15/2027(a)	19,275	18,504
5.38%, 2/1/2028(a)	6,840	6,429
7.50%, 4/1/2028(a)	13,075	13,467
DISH DBS Corp.
6.75%, 6/1/2021	45,175	45,909
5.88%, 7/15/2022	4,689	4,472
5.00%, 3/15/2023	8,175	7,153
7.75%, 7/1/2026	12,332	10,937
EW Scripps Co. (The) 5.13%, 5/15/2025(a)	2,141	2,007
Gray Escrow, Inc. 7.00%, 5/15/2027(a)	8,122	8,244
Gray Television, Inc.
5.13%, 10/15/2024(a)	15,730	15,062
5.88%, 7/15/2026(a)	8,360	8,130
iHeartCommunications, Inc. 9.00%, 12/15/2019(b)	4,957	3,544
Lamar Media Corp. 5.75%, 2/1/2026	1,450	1,475
Liberty Interactive LLC 8.25%, 2/1/2030	9,255	9,579
Nexstar Broadcasting, Inc.
5.88%, 11/15/2022	5,169	5,221
5.63%, 8/1/2024(a)	2,690	2,596
Outfront Media Capital LLC
5.63%, 2/15/2024	3,651	3,651
5.88%, 3/15/2025	10,319	10,345
Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023	5,365	5,478
Sinclair Television Group, Inc.
5.63%, 8/1/2024(a)	6,978	6,646
5.88%, 3/15/2026(a)	1,074	1,022
5.13%, 2/15/2027(a)	6,246	5,559
Sirius XM Radio, Inc.
4.63%, 5/15/2023(a)	8,874	8,621
6.00%, 7/15/2024(a)	3,490	3,573
5.38%, 4/15/2025(a)	13,525	13,322
5.38%, 7/15/2026(a)	2,765	2,692
5.00%, 8/1/2027(a)	7,738	7,274
TEGNA, Inc.
6.38%, 10/15/2023	12,135	12,408
5.50%, 9/15/2024(a)	5,365	5,378
Unitymedia GmbH (Germany) 6.13%, 1/15/2025(a)	7,377	7,522
Univision Communications, Inc.
5.13%, 5/15/2023(a)	4,380	4,101
5.13%, 2/15/2025(a)	15,410	14,056
UPCB Finance IV Ltd. (Netherlands) 5.38%, 1/15/2025(a)	8,642	8,291
Videotron Ltd. (Canada) 5.38%, 6/15/2024(a)	7,067	7,049
Ziggo Bond Co. BV (Netherlands) 5.88%, 1/15/2025(a)	14,520	13,240
Ziggo BV (Netherlands) 5.50%, 1/15/2027(a)	2,775	2,584

		559,220

Metals & Mining — 2.9%
AK Steel Corp.
6.38%, 10/15/2025	11,954	9,713
7.00%, 3/15/2027	11,923	9,896
Alcoa Nederland Holding BV 6.75%, 9/30/2024(a)	9,912	10,234
Allegheny Technologies, Inc. 5.95%, 1/15/2021	2,000	1,993
Big River Steel LLC 7.25%, 9/1/2025(a)	4,300	4,386
Cleveland-Cliffs, Inc.
4.88%, 1/15/2024(a)	4,720	4,413
5.75%, 3/1/2025	5,710	5,239
Coeur Mining, Inc. 5.88%, 6/1/2024	4,717	4,340
Commercial Metals Co.
4.88%, 5/15/2023	5,918	5,666
5.38%, 7/15/2027	4,415	4,029
Constellium NV
5.75%, 5/15/2024(a)	855	800
6.63%, 3/1/2025(a)	11,618	11,124
FMG Resources August 2006 Pty. Ltd. (Australia)
4.75%, 5/15/2022(a)	8,395	8,059
5.13%, 5/15/2024(a)	7,045	6,561
Freeport-McMoRan, Inc.
3.55%, 3/1/2022	12,530	11,919
3.88%, 3/15/2023	30,940	28,813
4.55%, 11/14/2024	5,710	5,303
5.40%, 11/14/2034	4,841	4,079
5.45%, 3/15/2043	15,409	12,597
Hecla Mining Co. 6.88%, 5/1/2021	15,716	15,637
Hudbay Minerals, Inc. (Canada)
7.25%, 1/15/2023(a)	6,615	6,623
7.63%, 1/15/2025(a)	4,620	4,586
Kaiser Aluminum Corp. 5.88%, 5/15/2024	4,155	4,134
Northwest Acquisitions ULC 7.13%, 11/1/2022(a)	4,291	4,248
Steel Dynamics, Inc.
5.25%, 4/15/2023	2,505	2,502
4.13%, 9/15/2025	9,440	8,673
5.00%, 12/15/2026	6,100	5,863
Teck Resources Ltd. (Canada)
6.13%, 10/1/2035	13,074	13,074
6.00%, 8/15/2040	8,200	7,913
5.40%, 2/1/2043	8,060	7,173
United States Steel Corp.
6.88%, 8/15/2025	2,327	2,205
6.25%, 3/15/2026	13,791	12,610

		244,405

Multiline Retail — 0.2%
Cumberland Farms, Inc. 6.75%, 5/1/2025(a)	3,761	3,846

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Multiline Retail — continued
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/2021(a)	21,677	10,513

		14,359

Oil, Gas & Consumable Fuels — 10.3%
Aker BP ASA (Norway)
6.00%, 7/1/2022(a)	1,916	1,916
5.88%, 3/31/2025(a)	11,772	11,743
Andeavor Logistics LP Series A, (ICE LIBOR USD 3 Month + 4.65%), 6.88%, 2/15/2023(d)(e)(f)	15,501	14,358
Antero Resources Corp. 5.13%, 12/1/2022	12,389	12,141
Athabasca Oil Corp. (Canada) 9.88%, 2/24/2022(a)	1,135	999
Baytex Energy Corp. (Canada) 5.63%, 6/1/2024(a)	2,694	2,317
Buckeye Partners LP (ICE LIBOR USD 3 Month + 4.02%), 6.38%, 1/22/2078(d)	17,475	15,133
California Resources Corp.
5.50%, 9/15/2021	1,969	1,556
8.00%, 12/15/2022(a)	20,595	15,652
Callon Petroleum Co.
6.13%, 10/1/2024	7,054	6,807
6.38%, 7/1/2026	2,735	2,633
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023	11,211	10,678
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/2024	13,135	14,153
5.88%, 3/31/2025	9,955	10,254
Cheniere Energy Partners LP
5.25%, 10/1/2025	6,240	6,076
5.63%, 10/1/2026(a)	6,500	6,321
Chesapeake Energy Corp.
(ICE LIBOR USD 3 Month + 3.25%), 5.69%, 4/15/2019(d)	4,440	4,440
7.00%, 10/1/2024	18,900	17,577
8.00%, 1/15/2025	12,935	12,450
8.00%, 6/15/2027	26,949	25,601
CITGO Petroleum Corp. 6.25%, 8/15/2022(a)	6,717	6,658
CNX Midstream Partners LP 6.50%, 3/15/2026(a)	3,481	3,364
Crestwood Midstream Partners LP
6.25%, 4/1/2023(g)	3,385	3,360
5.75%, 4/1/2025	9,449	9,071
DCP Midstream LP Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.37%, 12/15/2022(d)(e)(f)	13,520	12,455
DCP Midstream Operating LP
3.88%, 3/15/2023	20,210	19,351
6.75%, 9/15/2037(a)	10,266	10,343
Delek Logistics Partners LP 6.75%, 5/15/2025	18,721	18,393
Denbury Resources, Inc.
9.25%, 3/31/2022(a)	4,993	4,980
7.50%, 2/15/2024(a)	7,717	6,820
Diamondback Energy, Inc. 4.75%, 11/1/2024(a)	4,394	4,262
Energy Transfer LP
4.25%, 3/15/2023	5,648	5,493
5.88%, 1/15/2024	21,806	22,487
5.50%, 6/1/2027	1,800	1,796
Energy Transfer Operating LP Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028(d)(e)(f)	13,579	11,950
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(d)(e)(f)	14,202	11,362
4.40%, 4/1/2024	6,212	5,929
4.15%, 6/1/2025	7,808	7,069
4.85%, 7/15/2026	3,700	3,382
5.60%, 4/1/2044	5,165	4,026
Enterprise Products Operating LLC
Series D, (ICE LIBOR USD 3 Month + 2.99%), 4.87%, 8/16/2077(d)	5,108	4,470
(ICE LIBOR USD 3 Month + 2.57%), 5.38%, 2/15/2078(d)	9,502	8,167
EP Energy LLC
9.38%, 5/1/2020	8,666	8,059
9.38%, 5/1/2024(a)	2,085	1,147
8.00%, 11/29/2024(a)	18,406	16,013
8.00%, 2/15/2025(a)	15,015	7,508
7.75%, 5/15/2026(a)	20,847	20,065
Genesis Energy LP
6.75%, 8/1/2022	5,275	5,236
6.00%, 5/15/2023	7,230	6,760
5.63%, 6/15/2024	7,665	6,745
Gulfport Energy Corp. 6.00%, 10/15/2024	11,182	10,232
Hilcorp Energy I LP
5.00%, 12/1/2024(a)	6,540	5,935
6.25%, 11/1/2028(a)	9,002	8,439
Holly Energy Partners LP 6.00%, 8/1/2024(a)	9,241	9,125
Martin Midstream Partners LP 7.25%, 2/15/2021	17,907	17,370
Matador Resources Co. 5.88%, 9/15/2026(a)	9,722	9,284
MEG Energy Corp. (Canada)
6.38%, 1/30/2023(a)	3,083	2,875
7.00%, 3/31/2024(a)	67	63
Northern Oil and Gas, Inc. 9.50% (Blend (cash 8.50% + PIK 1.00%)), 5/15/2023(a)(h)	8,442	8,301
NuStar Logistics LP 5.63%, 4/28/2027	11,719	11,074
Oasis Petroleum, Inc.
6.88%, 3/15/2022	4,057	4,006
6.25%, 5/1/2026(a)	12,814	11,853

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
PBF Holding Co. LLC
7.00%, 11/15/2023	4,224	4,224
7.25%, 6/15/2025	16,205	16,043
PBF Logistics LP 6.88%, 5/15/2023	6,058	6,043
Peabody Energy Corp. 6.00%, 3/31/2022(a)	5,828	5,759
Penn Virginia Corp.
7.25%, 4/15/2019‡(b)	1,500	5
8.50%, 5/1/2020‡(b)	14,125	50
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022(d)(e)(f)	14,435	12,991
QEP Resources, Inc.
5.38%, 10/1/2022	4,520	4,452
5.25%, 5/1/2023	4,482	4,269
5.63%, 3/1/2026	5,048	4,613
SemGroup Corp.
5.63%, 7/15/2022	11,605	11,083
5.63%, 11/15/2023	7,817	7,270
7.25%, 3/15/2026	9,339	8,965
Seven Generations Energy Ltd. (Canada) 5.38%, 9/30/2025(a)	10,377	9,651
SM Energy Co.
5.00%, 1/15/2024	9,298	8,636
6.75%, 9/15/2026	8,688	8,340
6.63%, 1/15/2027	7,195	6,871
Southwestern Energy Co. 7.50%, 4/1/2026	4,874	4,911
Summit Midstream Holdings LLC
5.50%, 8/15/2022	4,249	4,121
5.75%, 4/15/2025	12,188	11,518
Sunoco LP
4.88%, 1/15/2023(a)	7,282	7,100
5.50%, 2/15/2026(a)	5,151	4,906
5.88%, 3/15/2028(a)	2,342	2,216
Tallgrass Energy Partners LP 5.50%, 9/15/2024(a)	10,615	10,642
Talos Production LLC 11.00%, 4/3/2022	1,207	1,249
Targa Resources Partners LP
4.25%, 11/15/2023	1,857	1,762
5.13%, 2/1/2025	20,242	19,534
5.88%, 4/15/2026(a)	3,771	3,752
5.38%, 2/1/2027	5,550	5,328
5.00%, 1/15/2028	5,180	4,787
TerraForm Power Operating LLC
4.25%, 1/31/2023(a)	6,240	5,928
6.62%, 6/15/2025(a)(g)	4,160	4,285
5.00%, 1/31/2028(a)	12,579	11,262
TransMontaigne Partners LP 6.13%, 2/15/2026	5,535	5,037
Tullow Oil plc (Ghana) 7.00%, 3/1/2025(a)	22,241	20,350
Ultra Resources, Inc.
6.88%, 4/15/2022‡(a)	41,823	25,512
7.13%, 4/15/2025‡(a)	16,578	9,284
W&T Offshore, Inc. 9.75%, 11/1/2023(a)	11,310	10,151
Whiting Petroleum Corp. 6.63%, 1/15/2026	9,523	9,166
WPX Energy, Inc. 5.75%, 6/1/2026	3,728	3,579

		853,728

Paper & Forest Products — 0.2%
Clearwater Paper Corp. 4.50%, 2/1/2023	9,437	8,541
5.38%, 2/1/2025(a)	13,231	12,040

		20,581

Personal Products — 0.1%
Revlon Consumer Products Corp. 6.25%, 8/1/2024	14,738	8,659

Pharmaceuticals — 2.7%
Bausch Health Cos., Inc.
6.50%, 3/15/2022(a)	5,959	6,160
5.50%, 3/1/2023(a)	3,444	3,328
5.88%, 5/15/2023(a)	75,197	73,035
7.00%, 3/15/2024(a)	10,831	11,332
6.13%, 4/15/2025(a)	4,575	4,294
5.50%, 11/1/2025(a)	6,760	6,642
9.00%, 12/15/2025(a)	34,492	36,389
Catalent Pharma Solutions, Inc. 4.88%, 1/15/2026(a)	4,618	4,376
Concordia International Corp. (Canada) 8.00%, 9/6/2024	13,968	13,444
Endo Dac
6.00%, 7/15/2023(a)	19,050	15,814
5.88%, 10/15/2024(a)	6,003	5,962
6.00%, 2/1/2025(a)(g)	8,650	6,820
Endo Finance LLC
5.75%, 1/15/2022(a)	7,451	6,631
7.25%, 1/15/2022(a)(g)	6,085	5,697
5.38%, 1/15/2023(a)(g)	5,000	4,113
Valeant Pharmaceuticals International 9.25%, 4/1/2026(a)	11,422	12,161
Valeant Pharmaceuticals International, Inc. 8.50%, 1/31/2027(a)	6,054	6,266

		222,464

Professional Services — 0.0%(i)
Jaguar Holding Co. II 6.38%, 8/1/2023(a)	1,750	1,728

Real Estate Management & Development — 0.2%
Highland Ranch 6.70%, 9/1/2020‡	5,864	5,863
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	9,041	8,577

		14,440

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Road & Rail — 1.1%
Avis Budget Car Rental LLC
6.38%, 4/1/2024(a)	4,569	4,458
5.25%, 3/15/2025(a)	16,424	14,638
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2023(a)	2,253	2,259
5.13%, 10/1/2023(a)	3,634	3,620
DAE Funding LLC (United Arab Emirates)
4.50%, 8/1/2022(a)	6,404	6,045
5.00%, 8/1/2024(a)	10,535	9,864
Hertz Corp. (The)
7.38%, 1/15/2021	8,802	8,705
7.63%, 6/1/2022(a)	2,689	2,649
5.50%, 10/15/2024(a)	7,532	5,969
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022(a)	4,192	4,192
4.50%, 3/15/2023(a)	8,213	7,987
5.50%, 2/15/2024(a)	19,586	19,706

		90,092

Semiconductors & Semiconductor Equipment — 0.2%
Entegris, Inc. 4.63%, 2/10/2026(a)	5,308	4,912
NXP BV (Netherlands) 4.13%, 6/1/2021(a)	9,027	8,921
Qorvo, Inc. 5.50%, 7/15/2026(a)	815	791
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(a)	3,282	3,341

		17,965

Software — 1.7%
Camelot Finance SA 7.88%, 10/15/2024(a)	16,624	16,416
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024(a)	20,503	22,143
Infor Software Parent LLC 7.13% (cash), 5/1/2021(a)(h)	9,676	9,652
Infor US, Inc.
5.75%, 8/15/2020(a)	8,351	8,413
6.50%, 5/15/2022	17,882	17,793
Informatica LLC 7.13%, 7/15/2023(a)	4,433	4,455
Nuance Communications, Inc.
5.38%, 8/15/2020(a)	3,022	3,028
5.63%, 12/15/2026	13,474	12,939
Open Text Corp. (Canada)
5.63%, 1/15/2023(a)	7,385	7,495
5.88%, 6/1/2026(a)	11,578	11,665
Solera LLC 10.50%, 3/1/2024(a)	12,528	13,499
Symantec Corp. 5.00%, 4/15/2025(a)	13,448	13,019

		140,517

Specialty Retail — 1.1%
L Brands, Inc.
6.88%, 11/1/2035	5,030	4,286
6.75%, 7/1/2036	6,193	5,156
Party City Holdings, Inc. 6.63%, 8/1/2026(a)	12,000	11,582
Penske Automotive Group, Inc. 5.50%, 5/15/2026	20,790	19,231
PetSmart, Inc.
7.13%, 3/15/2023(a)	10,819	7,249
5.88%, 6/1/2025(a)	7,758	5,935
8.88%, 6/1/2025(a)	9,631	6,525
Staples, Inc. 8.50%, 9/15/2025(a)	31,900	28,231

		88,195

Technology Hardware, Storage & Peripherals — 0.7%
Dell International LLC
5.88%, 6/15/2021(a)	16,016	16,241
7.13%, 6/15/2024(a)	7,925	8,306
Diebold Nixdorf, Inc. 8.50%, 4/15/2024	23,247	14,355
EMC Corp. 2.65%, 6/1/2020	8,365	8,146
Western Digital Corp. 4.75%, 2/15/2026	16,029	14,667

		61,715

Thrifts & Mortgage Finance — 1.0%
Ladder Capital Finance Holdings LLLP
5.25%, 3/15/2022(a)	7,696	7,619
5.25%, 10/1/2025(a)	5,686	5,189
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/2023(a)	5,495	5,550
9.13%, 7/15/2026(a)	9,636	9,750
Nationstar Mortgage LLC
6.50%, 7/1/2021	6,244	6,236
6.50%, 6/1/2022	6,635	6,536
Quicken Loans, Inc.
5.75%, 5/1/2025(a)	23,293	22,070
5.25%, 1/15/2028(a)	14,925	13,283
Radian Group, Inc. 4.50%, 10/1/2024	9,170	8,666

		84,899

Trading Companies & Distributors — 1.2%
Ahern Rentals, Inc. 7.38%, 5/15/2023(a)	17,635	15,783
H&E Equipment Services, Inc. 5.63%, 9/1/2025	9,050	8,439
United Rentals North America, Inc.
5.75%, 11/15/2024	13,875	13,788
5.50%, 7/15/2025	7,950	7,751
4.63%, 10/15/2025	16,770	15,528
5.88%, 9/15/2026	18,960	18,415
6.50%, 12/15/2026	10,248	10,287
WESCO Distribution, Inc. 5.38%, 6/15/2024	11,289	10,838

		100,829

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Wireless Telecommunication Services — 3.5%
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	5,982	5,578
6.63%, 8/1/2026	8,886	8,275
Inmarsat Finance plc (United Kingdom) 6.50%, 10/1/2024(a)	4,380	4,271
Intelsat Connect Finance SA (Luxembourg) 9.50%, 2/15/2023(a)	26,075	24,380
Sprint Communications, Inc.
7.00%, 3/1/2020(a)	7,776	8,038
7.00%, 8/15/2020	8,304	8,595
11.50%, 11/15/2021	5,758	6,653
9.25%, 4/15/2022	4,305	4,919
6.00%, 11/15/2022	2,183	2,182
Sprint Corp.
7.25%, 9/15/2021	14,946	15,581
7.88%, 9/15/2023	22,387	23,506
7.13%, 6/15/2024	34,449	34,966
7.63%, 2/15/2025	35,130	36,140
7.63%, 3/1/2026	18,036	18,487
T-Mobile USA, Inc.
6.50%, 1/15/2024‡	5,562	—	(c)
6.50%, 1/15/2024	5,562	5,729
6.00%, 4/15/2024	15,863	16,200
6.38%, 3/1/2025‡	16,845	—	(c)
6.38%, 3/1/2025	16,845	17,329
5.13%, 4/15/2025‡	4,296	—	(c)
5.13%, 4/15/2025	7,081	7,028
4.50%, 2/1/2026‡	6,472	—	(c)
6.50%, 1/15/2026‡	7,296	—	(c)
6.50%, 1/15/2026	7,296	7,569
4.50%, 2/1/2026	18,428	17,294
4.75%, 2/1/2028‡	6,603	—	(c)
4.75%, 2/1/2028	6,603	6,115
Wind Tre SpA (Italy) 5.00%, 1/20/2026(a)	9,860	8,157

		286,992

TOTAL CORPORATE BONDS (Cost $7,663,634)		7,362,180

LOAN ASSIGNMENTS — 4.2%(j)
Communications Equipment — 0.1%
Avaya, Inc. 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%; ICE LIBOR USD 2 Month + 4.25%), 6.61%, 12/15/2024(d)	9,786	9,644

Containers & Packaging — 0.1%
Berry Plastics Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 1.75%), 4.07%, 2/8/2020(d)	734	729
Viskase Companies, Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.64%, 1/30/2021(d)	7,220	7,156

		7,885

Diversified Telecommunication Services — 0.2%
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.59%, 10/2/2024(d)	7,400	7,335
Securus Technologies Holdings, Inc., 1st Lien, Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.84%, 11/1/2024(d)	12,063	11,867
Securus Technologies Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 8.25%), 10.59%, 11/1/2025(d)	1,825	1,802

		21,004

Electrical Equipment — 0.1%
Cortes NP Acquisition Corp., Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.71%, 11/30/2023(d)	8,373	8,100

Food & Staples Retailing — 0.3%
Albertson’s LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.69%, 6/22/2023(d)	5,899	5,783
Moran Foods LLC, Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 8.34%, 12/5/2023(d)	24,773	12,882
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 6.59%, 10/22/2025(d)	9,320	8,493

		27,158

IT Services — 0.1%
First Data Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.32%, 4/26/2024(d)	10,685	10,478

Leisure Products — 0.1%
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 12.62%, 5/15/2022‡(d)	4,510	4,504

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
Media — 0.6%
iHeartCommunications, Inc., Term Loan D (ICE LIBOR USD 1 Month + 6.75%), 9.05%, 1/30/2019(d)	37,355	26,527
iHeartCommunications, Inc., Tranche E Term Loan (ICE LIBOR USD 1 Month + 7.50%), 9.80%, 7/30/2019(d)	20,104	14,249
Tribune Media Co., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.34%, 12/27/2020(d)	1,872	1,869
Unitymedia Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.31%, 6/1/2023(d)	3,504	3,467

		46,112

Multiline Retail — 0.1%
Neiman Marcus Group, Inc., Other Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.57%, 10/25/2020(d)	10,047	8,694

Oil, Gas & Consumable Fuels — 1.8%
California Resources Corp., 1st Lien Second Out Term Loan (ICE LIBOR USD 1 Month + 10.38%), 12.72%, 12/31/2021(d)	62,081	66,064
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 1 Month + 4.75%), 7.07%, 12/31/2022(d)	55,134	55,455
Encino Acquisition Partners Holdings, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 9.09%, 9/21/2025(d)	9,656	9,680
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.25%), 7.64%, 8/25/2023(d)	10,048	8,005
MEG Energy Corp., 1st Lien, Term Loan B (Canada) (ICE LIBOR USD 1 Month + 3.50%), 5.85%, 12/31/2023(d)(k)	4,734	4,699
Ultra Resources, Inc., Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.47%, 4/12/2024(d)	9,051	8,338

		152,241

Personal Products — 0.1%
Revlon Consumer Products Corp., Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 6.21%, 9/7/2023(d)	8,073	5,941

Pharmaceuticals — 0.1%
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 1 Month + 5.50%), 7.82%, 9/6/2024(d)(k)	12,959	12,503

Semiconductors & Semiconductor Equipment — 0.0%(i)
ON Semiconductor Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 4.09%, 3/31/2023(d)	740	732

Software — 0.1%
Greeneden US Holdings II LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.59%, 12/1/2023(d)	4,957	4,905

Specialty Retail — 0.2%
Claire’s Stores, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 2.50%), 9.94%, 9/15/2022‡(d)(k)	2,057	—	(c)
(ICE LIBOR USD 6 Month + 7.25%), 6.25%, 9/15/2038‡(d)(k)	6,858	9,807
PetSmart, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.32%, 3/11/2022(d)	5,893	4,917

		14,724

Wireless Telecommunication Services — 0.2%
Syniverse Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 7.31%, 3/9/2023(d)	14,514	13,861

TOTAL LOAN ASSIGNMENTS (Cost $376,771)		348,486

	Shares (000)
COMMON STOCKS — 1.1%
Aerospace & Defense — 0.0%(i)
Remington Outdoor Co., Inc.*‡	399	3,283

Capital Markets — 0.0%(i)
Goodman Private*‡	300	—	(c)

Commercial Services & Supplies — 0.0%(i)
Quad/Graphics, Inc.	2	29

Diversified Financial Services — 0.0%(i)
ACC Claims Holdings LLC*‡	7,076	71
Adelphia Recovery Trust*‡	9,055	—	(c)

		71

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Energy Equipment & Services — 0.0%(i)
Telford Offshore Holdings Ltd. (Cayman Islands)*‡	368	552

Independent Power and Renewable Electricity Producers — 0.3%
Vistra Energy Corp.*	1,066	25,023

Oil, Gas & Consumable Fuels — 0.1%
Penn Virginia Corp.*	114	6,605
Ultra Petroleum Corp.*	195	247

		6,852

Pharmaceuticals — 0.2%
Concordia International Corp. (Canada)*	91	1,813
Concordia International private placement (Canada)*‡	952	17,507

		19,320

Software — 0.2%
Avaya Holdings Corp.*	998	15,542

Specialty Retail — 0.2%
Claire’s Stores, Inc.*‡	17	14,477

Wireless Telecommunication Services — 0.1%
NII Holdings, Inc.*	1,491	8,065

TOTAL COMMON STOCKS (Cost $96,037)		93,214

PREFERRED STOCKS — 0.6%
Automobiles — 0.0%(i)
General Motors Co.
6.25%, 7/15/2033*‡	953	—	(c)
7.25%, 4/15/2041*‡	246	—	(c)
7.38%, 5/15/2048*‡	404	—	(c)
0.68%, 6/1/2049*‡	50	—	(c)
7.38%, 10/1/2051*‡	47	—	(c)
7.25%, 2/15/2052*‡	548	—	(c)
Motors Liquidation Co. 7.25%, 7/15/2041*‡	284	—	(c)

		—	(c)

Banks — 0.1%
GMAC Capital Trust I Series 2, (ICE LIBOR USD 3 Month + 5.79%), 8.40%, 2/15/2040 ($25 par value)(d)	260	6,630

Capital Markets — 0.0%(i)
Goodman Private Preferred Shares*‡	358	3

Insurance — 0.3%
XLIT Ltd. (Bermuda), Series D, (ICE LIBOR USD 3 Month + 3.12%), 5.56%, 1/7/2019 ($1,000 par value)(d)(l)	27	27,194

Specialty Retail — 0.2%
Claire’s Stores, Inc.*‡	9	15,005

TOTAL PREFERRED STOCKS (Cost $34,621)		48,832

	Principal Amount ($000)
CONVERTIBLE BONDS — 0.1%
Media — 0.1%
Liberty Interactive LLC
4.00%, 11/15/2029	2,570	1,741
3.75%, 2/15/2030	4,448	2,969

TOTAL CONVERTIBLE BONDS (Cost $4,480)		4,710

	No. of Rights (000)
RIGHTS — 0.0%(i)
Independent Power and Renewable Electricity Producers — 0.0%(i)
Vistra Energy Corp., expiring 12/31/2049*‡ (Cost $—)	2,797	2,168

	Principal Amount ($000)
CONVERTIBLE PREFERRED STOCKS — 0.0%(i)
Automobiles — 0.0%(i)
General Motors Co. 5.25%, 3/6/2032*‡(Cost $—)	973	—	(c)

ASSET-BACKED SECURITIES — 0.0%(i)
T-Mobile USA, Inc. 6.00%, 4/15/2024‡(Cost $—)	17,049	—	(c)

	Shares (000)
SHORT-TERM INVESTMENTS — 3.7%
INVESTMENT COMPANIES — 3.6%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.10%(m)(n)(Cost $300,279)	300,279	300,279

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
SHORT-TERM INVESTMENTS — continued
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills 2.48%, 5/9/2019(o)(Cost $9,313)	9,415	9,314

TOTAL SHORT-TERM INVESTMENTS (Cost $309,592)		309,593

Total Investments — 98.2% (Cost $8,485,135)		8,169,183
Other Assets Less Liabilities — 1.8%		152,754

Net Assets — 100.0%		8,321,937

Percentages indicated are based on net assets.

Abbreviations
GMAC	General Motors Acceptance Corp.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
SCA	Limited partnership with share capital
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	Defaulted security.
(c)	Amount rounds to less than one thousand.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2018.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2018.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2018.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	Amount rounds to less than 0.1% of net assets.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(k)	All or a portion of this security is unsettled as of November 30, 2018. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(l)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of November 30, 2018.
(m)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of November 30, 2018.
(o)	The rate shown is the effective yield as of November 30, 2018.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Centrally Cleared Credit default swap contracts outstanding — sell protection(1) as of November 30, 2018 (amounts in thousands):

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(2)	Notional Amount(3)	Upfront Payments (Receipts) ($)(4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.31-V1	5.00	Quarterly	12/20/2023	3.92	USD 192,000	14,188	(3,783)	10,405

						14,188	(3,783)	10,405

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
(1)	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(2)	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Swaps are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$—	$3,283		$3,283
Capital Markets	—	—	—	(a)	—	(a)
Diversified Financial Services	—	—	71		71
Energy Equipment & Services	—	—	552		552
Pharmaceuticals	1,813	—	17,507		19,320
Specialty Retail	—	—	14,477		14,477
Other Common Stocks	55,511	—	—		55,511

Total Common Stocks	57,324	—	35,890		93,214

Preferred Stocks
Automobiles	—	—	—	(a)	—	(a)
Banks	6,630	—	—		6,630
Capital Markets	—	—	3		3
Specialty Retail	—	—	15,005		15,005
Other Preferred Stocks	—	27,194	—		27,194

Total Preferred Stocks	6,630	27,194	15,008		48,832

Convertible Preferred Stock
Automobiles	—	—	—	(a)	—	(a)
Debt Securities
Asset-Backed Securities	—	—	—	(a)	—	(a)
Convertible Bonds
Other Convertible Bonds	—	4,710	—		4,710

Corporate Bonds
Automobiles	—	17,568	—	(a)	17,568
Commercial Services & Supplies	—	190,505	8,934		199,439
Communications Equipment	—	55,594	2,390		57,984
Consumer Finance	—	103,798	21,710		125,508
Diversified Telecommunication Services	—	590,331	8,509		598,840
Electric Utilities	—	31,540	368		31,908
Energy Equipment & Services	—	238,483	3,433		241,916
Oil, Gas & Consumable Fuels	—	818,877	34,851		853,728
Real Estate Management & Development	—	8,577	5,863		14,440
Wireless Telecommunication Services	—	286,992	—	(a)	286,992
Other Corporate Bonds	—	4,933,857	—		4,933,857

Total Corporate Bonds	—	7,276,122	86,058		7,362,180

Loan Assignments
Leisure Products	—	—	4,504		4,504
Specialty Retail	—	4,917	9,807		14,724
Other Loan Assignments	—	329,258	—		329,258

Total Loan Assignments	—	334,175	14,311		348,486

Rights
Independent Power and Renewable Electricity Producers	—	—	2,168		2,168
Short-Term Investments
Investment Companies	300,279	—	—		300,279
U.S. Treasury Obligations	—	9,314	—		9,314

Total Short-Term Investments	300,279	9,314	—		309,593

Total Investments in Securities	$364,233	$7,651,515	$153,435		$8,169,183

Depreciation in Other Financial Instruments
Swaps	$—	$(3,783)	$—		$(3,783)

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(a)	Amount rounds to less than one thousand.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2018		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2018
Investments in Securities:
Asset-Backed Securities	$2		$—	$(2)	$—		$—	(a)	$— (a)	$—	$—	$—	(a)
Common Stocks — Aerospace & Defense	—		—	(1,305)	—		4,588		—	—	—	3,283
Common Stocks — Capital Markets	—	(a)	—	—	—		—		—	—	—	—	(a)
Common Stocks — Diversified Financial Services	71		—	—	—		—		—	—	—	71
Common Stocks — Energy Equipment & Services	—		—	552	—		—		—	—	—	552
Common Stocks — Pharmaceuticals	—		—	5,450	—		12,057		—	—	—	17,507
Common Stocks — Specialty Retail	2		(404)	705	—		14,174		— (a)	—	—	14,477
Convertible Bonds — Specialty Retail	—	(a)	(400)	459	—		—		(59)	—	—	—
Convertible Preferred Stocks — Automobiles	—	(a)	—	—	—		—		—	—	—	—	(a)
Corporate Bonds — Automobiles	—	(a)	—	—	—		—		—	—	—	—	(a)
Corporate Bonds — Building Products	4,605		(306)	195	10		—		(4,504)	—	—	—
Corporate Bonds — Chemicals	—	(a)	— (a)	— (a)	—		—		— (a)	—	—	—
Corporate Bonds — Commercial Services & Supplies	—		5,435	(7,247)	6		—		(17,398)	28,138	—	8,934
Corporate Bonds — Communications Equipment	3,274		—	(947)	63		—		—	—	—	2,390
Corporate Bonds — Consumer Finance	—		—	(4,073)	7		—		—	25,776	—	21,710
Corporate Bonds — Distributors	9,011		—	—	—		—		—	—	(9,011)	—
Corporate Bonds — Diversified Telecommunication Services	8,175		—	244	90		—		—	—	—	8,509
Corporate Bonds — Electric Utilities	1,690		—	(1,322)	—		—		—	—	—	368
Corporate Bonds — Energy Equipment & Services	5,447		—	(2,628)	113		501		—	—	—	3,433
Corporate Bonds — Oil, Gas & Consumable Fuels	20		—	(23,778)	(76)		58,685		—	—	—	34,851
Corporate Bonds — Real Estate Management & Development	6,781		—	51	11		—		(980)	—	—	5,863
Corporate Bonds — Wireless Telecommunication Services	—		—	— (a)	—		—		—	—	—	—	(a)
Loan Assignments — Leisure Products	—		—	— (a)	—	(a)	4,504		—	—	—	4,504
Loan Assignments — Specialty Retail	—		—	2,949	—		6,858		—	—	—	9,807
Preferred Stocks — Automobiles	—	(a)	—	—	—		—		—	—	—	—	(a)
Preferred Stocks — Capital Markets	1,190		—	(1,187)	—		—		—	—	—	3
Preferred Stocks — Specialty Retail	—		—	9,464	—		5,541		—	—	—	15,005
Rights — Independent Power and Renewable Electricity Producers	2,028		—	140	—		—		—	—	—	2,168
Warrants — Specialty Retail	—	(a)	(2)	2	—		—		— (a)	—	—	—

	$42,296		$4,323	$(22,278)	$224		$106,908		$(22,941)	$53,914	$(9,011)	$153,435

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2018, which were valued using significant unobservable inputs (level 3), amounted to approximately $(23,334,000).

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2018		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$3,354		Terms of Exchange Offer / Restructuring	Expected Recovery	$0.01 - $8.23 ($8.23)
	—	(c)	Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)
	—	(a)(c)	Market Comparable Companies	EBITDA Multiple (d)	5.0x (5.0x)

Common Stock	3,354

	4		Market Comparable Companies	EBITDA Multiple (d)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)
	—	(a)(c)	Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Preferred Stock	4

	10,897		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.59% - 33.57% (11.73%)
	2		Pending Distribution Amount	Discount for potential outcome (b)	99.99% - 100.00% (99.99%)

Corporate Bond	10,899

Total	$14,257

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2018, the value of these investments was approximately $139,178,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Securities senior in the issuing entity capital structure result in this security being valued at zero.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Amount rounds to less than $1,000.
(d)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions, including credit default swaps within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by a fund are recorded as assets or liabilities, respectively and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearing house acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearing houses.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 40.9%
Alternative Loan Trust
Series 2004-J4, Class 1A6, 5.40%, 6/25/2034(a)	5		5
Series 2004-33, Class 3A3, 3.99%, 12/25/2034(b)	361		358
Antler Mortgage Trust Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(c)	4,527		4,522
Banc of America Funding Trust
Series 2005-E, Class 5A1, 4.19%, 5/20/2035(b)	48		47
Series 2006-1, Class 2A1, 5.50%, 1/25/2036	273		263
Banc of America Mortgage Trust
Series 2004-D, Class 2A2, 4.20%, 5/25/2034(b)	356		360
Series 2005-A, Class 3A1, 3.87%, 2/25/2035(b)	16		16
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC6, Class M1, 3.32%, 11/25/2034‡(b)	344		80
CHL Mortgage Pass-Through Trust
Series 2004-HYB8, Class 1A1, 3.00%, 1/20/2035(b)	52		49
Series 2005-1, Class 1A2, 3.02%, 3/25/2035(b)(d)	75		12
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-5, Class 1A1, 5.00%, 7/25/2020	57		56
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	608		616
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, Class 2A4, 4.50%, 10/25/2033(b)	564		560
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 5.41%, 2/25/2020(b)	130		129
FHLMC - GNMA Series 1, Class S, IF, IO, 6.65%, 10/25/2022(b)	43		2
FHLMC REMIC
Series 1071, Class F, 3.26%, 4/15/2021(b)	—	(e)	—	(e)
Series 3952, Class MA, 3.00%, 11/15/2021	774		772
Series 1343, Class LA, 8.00%, 8/15/2022	5		6
Series 1370, Class JA, 3.46%, 9/15/2022(b)	4		5
Series 1379, Class W, 3.01%, 10/15/2022(b)	4		4
Series 1508, Class KA, 1.62%, 5/15/2023(b)	1		1
Series 1689, Class M, PO, 3/15/2024	73		68
Series 2033, Class PR, PO, 3/15/2024	38		36
Series 1771, Class PK, 8.00%, 2/15/2025	43		47
Series 1981, Class Z, 6.00%, 5/15/2027	12		13
Series 1974, Class ZA, 7.00%, 7/15/2027	70		75
Series 2338, Class FN, 2.81%, 8/15/2028(b)	23		23
Series 3737, Class DG, 5.00%, 10/15/2030	829		860
Series 2261, Class ZY, 7.50%, 10/15/2030	1		1
Series 2477, Class FZ, 2.86%, 6/15/2031(b)	9		9
Series 2416, Class SA, IF, 11.15%, 2/15/2032(b)	48		57
Series 2416, Class SH, IF, 11.40%, 2/17/2032(b)	35		40
Series 4120, Class KI, IO, 3.00%, 10/15/2032	3,023		265
Series 4150, Class GE, 2.00%, 1/15/2033	11,019		10,542
Series 4206, Class DA, 2.00%, 5/15/2033	3,817		3,633
Series 3300, Class FA, 2.61%, 8/15/2035(b)	309		308
Series 3085, Class VS, IF, 19.49%, 12/15/2035(b)	263		376
Series 4350, Class AF, 2.61%, 12/15/2037(b)	7,004		6,939
Series 4350, Class FK, 2.61%, 6/15/2038(b)	6,894		6,846
Series 4515, Class FA, 2.63%, 8/15/2038(b)	4,032		4,022
Series 3841, Class JF, 2.71%, 10/15/2038(b)	109		109
Series 4350, Class KF, 2.61%, 1/15/2039(b)	897		882
Series 4111, Class FA, 2.66%, 8/15/2039(b)	2,942		2,949
Series 3832, Class PL, 5.00%, 8/15/2039	785		798
Series 4448, Class TF, 2.58%, 5/15/2040(b)	8,045		7,981
Series 4480, Class FM, 2.61%, 6/15/2040(b)	7,307		7,296
Series 3860, Class FP, 2.71%, 6/15/2040(b)	2,962		2,972
Series 4457, Class KF, 2.61%, 10/15/2040(b)	14,547		14,534
Series 4363, Class FA, 2.63%, 9/15/2041(b)	6,851		6,776
Series 4413, Class WF, 2.61%, 10/15/2041(b)	5,881		5,829
Series 4559, Class AF, 2.76%, 3/15/2042(b)	4,072		4,068

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 4074, Class FE, 2.71%, 7/15/2042(b)	5,265		5,260
Series 4150, Class F, 2.68%, 1/15/2043(b)	10,182		10,128
Series 4161, Class YF, 2.68%, 2/15/2043(b)	7,738		7,673
Series 4281, Class FB, 2.86%, 12/15/2043(b)	7,937		7,884
Series 4606, Class FL, 2.81%, 12/15/2044(b)	10,189		10,265
Series 4594, Class GN, 2.50%, 2/15/2045	4,222		4,088
FHLMC STRIPS Series 328, Class S4, IF, IO, 1.50%, 2/15/2038(b)	11,737		696
FHLMC Structured Pass-Through Securities Certificates
Series T-51, Class 1APO, PO, 9/25/2042	57		49
Series T-54, Class 4A, 4.04%, 2/25/2043(b)	2,173		2,142
First Horizon Alternative Mortgage Securities Trust Series 2005-FA10, Class 2A1, 5.25%, 12/25/2020	73		69
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.70%, 12/25/2034(b)	398		405
Flagstar Mortgage Trust Series 2018-5, Class A2, 4.00%, 9/25/2048(b)(c)	3,485		3,446
FNMA Grantor Trust
Series 2002-T6, Class A4, 4.48%, 3/25/2041(b)	894		909
Series 2001-T8, Class A1, 7.50%, 7/25/2041	301		338
FNMA REMIC
Series 1989-77, Class J, 8.75%, 11/25/2019	—	(e)	—	(e)
Series 1989-89, Class H, 9.00%, 11/25/2019	—	(e)	—	(e)
Series 1990-64, Class Z, 10.00%, 6/25/2020	5		6
Series 1990-145, Class A, 2.95%, 12/25/2020(b)	3		3
Series 1991-142, Class PL, 8.00%, 10/25/2021	23		24
Series 1991-156, Class F, 3.62%, 11/25/2021(b)	19		20
Series 1992-91, Class SQ, HB, IF, 7,194.87%, 5/25/2022(b)	—	(e)	1
Series 1992-112, Class GB, 7.00%, 7/25/2022	36		38
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(e)	—	(e)
Series 1992-154, Class SA, IF, IO, 5.40%, 8/25/2022(b)	1		—	(e)
Series 1992-200, Class FK, 2.32%, 11/25/2022(b)	18		18
Series 1993-27, Class S, IF, 6.28%, 2/25/2023(b)	19		20
Series 1993-146, Class E, PO, 5/25/2023	40		38
Series 1993-110, Class H, 6.50%, 5/25/2023	42		45
Series 1993-119, Class H, 6.50%, 7/25/2023	4		4
Series 1993-165, Class FH, 3.47%, 9/25/2023(b)	19		19
Series 1993-179, Class FM, 2.27%, 10/25/2023(b)	96		98
Series G94-9, Class PJ, 6.50%, 8/17/2024	280		296
Series 2012-114, Class VE, 3.50%, 10/25/2025	3,163		3,151
Series 2013-26, Class AV, 3.50%, 4/25/2026	3,529		3,506
Series 1997-74, Class E, 7.50%, 10/20/2027	22		24
Series 2001-9, Class F, 2.55%, 2/17/2031(b)	117		117
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	53		11
Series 2013-15, Class DC, 2.00%, 3/25/2033	3,576		3,390
Series 2003-21, Class FK, 2.72%, 3/25/2033(b)	17		17
Series 2013-43, Class YH, 2.50%, 5/25/2033	2,233		2,165
Series 2004-17, Class BF, 2.67%, 1/25/2034(b)	472		473
Series 2006-3, Class SB, IF, IO, 4.38%, 7/25/2035(b)	658		57
Series 2006-16, Class HZ, 5.50%, 3/25/2036	459		489
Series 2006-124, Class FC, 2.67%, 1/25/2037(b)	1,729		1,721
Series 2012-38, Class PA, 2.00%, 9/25/2041	2,519		2,397
Series 2013-54, Class HF, 2.52%, 10/25/2041(b)	6,679		6,683
Series 2012-93, Class ME, 2.50%, 1/25/2042	4,096		3,965
Series 2013-23, Class KJ, 2.25%, 5/25/2042	4,008		3,815
Series 2012-119, Class FB, 2.67%, 11/25/2042(b)	9,246		9,257
Series 2012-139, Class JA, 3.50%, 12/25/2042	4,950		4,952
Series 2013-6, Class FL, 2.72%, 2/25/2043(b)	1,828		1,830
Series 2014-49, Class AF, 2.58%, 8/25/2044(b)	380		379
Series 2015-42, Class BF, 2.57%, 6/25/2045(b)	9,743		9,734
Series 2016-25, Class LA, 3.00%, 7/25/2045	16,417		16,167
Series 2016-33, Class JA, 3.00%, 7/25/2045	5,912		5,808

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2015-91, Class AF, 2.63%, 12/25/2045(b)	8,692	8,627
Series 2016-58, Class SA, IO, 1.42%, 8/25/2046(b)	46,709	1,595
Series 2017-108, Class PA, 3.00%, 6/25/2047	4,647	4,568
Series 2017-104, Class LA, 3.00%, 11/25/2047	4,343	4,248
Series 2014-66, Class WF, 2.61%, 10/25/2054(b)	4,181	4,167
FNMA REMIC Trust
Series 2003-W4, Class 5A, 4.15%, 10/25/2042(b)	919	920
Series 2003-W15, Class 3A, 4.37%, 12/25/2042(b)	1,107	1,160
Series 2003-W1, Class 2A, 5.90%, 12/25/2042(b)	212	225
Series 2009-W1, Class A, 6.00%, 12/25/2049	489	537
FNMA Trust Series 2004-W2, Class 4A, 4.15%, 2/25/2044(b)	349	356
FNMA, Connecticut Avenue Securities
Series 2013-C01, Class M1, 4.31%, 10/25/2023(b)	2	2
Series 2014-C01, Class M1, 3.91%, 1/25/2024‡(b)	412	413
Series 2014-C02, Class 1M1, 3.26%, 5/25/2024(b)	891	892
Series 2017-C01, Class 1M1, 3.62%, 7/25/2029(b)	2,130	2,140
GNMA
Series 2002-31, Class FC, 2.56%, 9/26/2021(b)	83	83
Series 2000-35, Class F, 2.86%, 12/16/2025(b)	7	7
Series 2010-166, Class GP, 3.00%, 4/20/2039	2,635	2,611
Series 2012-61, Class FM, 2.71%, 5/16/2042(b)	5,553	5,560
Series 2012-H21, Class FA, 2.77%, 7/20/2062(b)	2,816	2,824
Series 2013-H16, Class FA, 2.81%, 7/20/2063(b)	14,070	14,112
Series 2014-H07, Class FC, 2.87%, 5/20/2064(b)	14,886	15,003
Series 2014-H11, Class JA, 2.77%, 6/20/2064(b)	4,638	4,655
Series 2014-H17, Class FM, 2.59%, 8/20/2064(b)	12,571	12,607
Series 2015-H03, Class FD, 2.91%, 1/20/2065(b)	7,095	7,158
Series 2015-H04, Class FL, 2.74%, 2/20/2065(b)	13,611	13,639
Series 2015-H12, Class FJ, 2.70%, 5/20/2065(b)	15,425	15,433
Series 2015-H14, Class FB, 2.70%, 5/20/2065(b)	19,134	19,144
Series 2015-H12, Class FA, 2.75%, 5/20/2065(b)	7,721	7,742
Series 2015-H19, Class FN, 2.71%, 7/20/2065(b)	13,158	13,177
Series 2015-H23, Class TA, 2.74%, 9/20/2065(b)	16,425	16,469
GSAA Trust Series 2004-CW1, Class 1A1, 5.50%, 4/1/2034	694	707
GSR Mortgage Loan Trust Series 2004-10F, Class 7A1, 5.50%, 9/25/2034	256	257
Impac CMB Trust
Series 2004-3, Class 3A, 2.96%, 3/25/2034(b)	11	11
Series 2004-6, Class 1A2, 3.09%, 10/25/2034(b)	181	176
Series 2005-5, Class A1, 2.95%, 8/25/2035(b)	903	877
IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A1, 3.73%, 3/25/2037(b)	509	490
JP Morgan Mortgage Trust Series 2003-A1, Class 1A1, 4.12%, 10/25/2033(b)	68	69
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.66%, 4/21/2034(b)	198	203
Series 2004-13, Class 3A7B, 4.66%, 11/21/2034(b)	625	635
MASTR Seasoned Securitization Trust Series 2003-1, Class 3A2, 2.71%, 2/25/2033(b)	95	90
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
Series 2002-TBC1, Class B1, 3.31%, 9/15/2030‡(b)	64	62
Series 2002-TBC1, Class B2, 3.71%, 9/15/2030‡(b)	32	31
Series 2001-TBC1, Class B1, 3.19%, 11/15/2031‡(b)	240	235
Merrill Lynch Mortgage Investors Trust
Series 2004-D, Class A1, 2.97%, 9/25/2029(b)	332	328
Series 2004-1, Class 2A3, 4.14%, 12/25/2034(b)	236	235
Metlife Securitization Trust
Series 2017-1A, Class A, 3.00%, 4/25/2055(b)(c)	2,085	2,025
Series 2018-1A, Class A, 3.75%, 3/25/2057(b)(c)	5,409	5,381
ML Trust XLVII Series 47, Class Z, 8.99%, 10/20/2020‡	2	2
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2003-HYB1, Class A4, 3.80%, 3/25/2033(b)	200	196
Series 2003-HYB1, Class B1, 3.80%, 3/25/2033‡(b)	126	84

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.64%, 4/25/2034(b)	1,623	1,714
Series 2004-5AR, Class 3A3, 4.10%, 7/25/2034(b)	197	182
Series 2004-5AR, Class 3A5, 4.10%, 7/25/2034(b)	1,111	1,103
Series 2004-11AR, Class 1A2A, 2.62%, 1/25/2035(b)	484	472
MRFC Mortgage Pass-Through Trust Series 2002-TBC2, Class B1, 3.16%, 8/15/2032‡(b)	121	111
NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3, Class AF, 2.76%, 2/25/2035(b)(c)	1,010	901
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A3, Class A1, 5.50%, 8/25/2033(a)	316	327
Series 2004-AR1, Class 5A1, 3.07%, 8/25/2034(b)	11	11
Prime Mortgage Trust Series 2005-2, Class 2A1, 6.51%, 10/25/2032(b)	447	454
RAIT Trust Series 2017-FL7, Class A, 3.26%, 6/15/2037(b)	370	370
RALI Trust Series 2003-QS16, Class A1, 5.00%, 8/25/2018	13	13
RFMSI Trust
Series 2005-SA2, Class 2A2, 4.25%, 6/25/2035(b)	1,656	1,574
Series 2006-SA4, Class 2A1, 5.28%, 11/25/2036(b)	499	471
Sequoia Mortgage Trust
Series 11, Class A, 3.20%, 12/20/2032(b)	32	31
Series 2003-3, Class A2, 3.20%, 7/20/2033(b)	137	131
Series 2004-11, Class A2, 3.50%, 12/20/2034(b)	1,030	993
Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A1, 3.00%, 3/19/2034(b)	81	80
Structured Asset Mortgage Investments Trust Series 2002-AR2, Class A3, 3.05%, 7/19/2032(b)	563	471
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-24A, Class 2A, 4.30%, 7/25/2033(b)	1,242	1,237
Series 2003-40A, Class 4A, 4.43%, 1/25/2034(b)	588	580
Thornburg Mortgage Securities Trust Series 2004-4, Class 5A, 3.54%, 12/25/2044(b)	2,738	2,686
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR3, Class A1, 3.96%, 6/25/2034(b)	873	887
Series 2004-AR11, Class A, 4.19%, 10/25/2034(b)	435	434
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-17, Class A1, 5.50%, 11/25/2021	35	35
Series 2007-3, Class 3A1, 5.50%, 4/25/2022	49	50
Series 2003-K, Class 1A2, 4.69%, 11/25/2033(b)	203	207
Series 2005-AR16, Class 3A2, 4.42%, 3/25/2035(b)	254	257

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $441,905)		438,257

ASSET-BACKED SECURITIES — 26.6%
Accredited Mortgage Loan Trust Series 2003-3, Class A1, 5.21%, 1/25/2034‡(a)	987	1,010
American Credit Acceptance Receivables Trust Series 2018-3, Class B, 3.49%, 6/13/2022(c)	911	910
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-7, Class M1, 3.59%, 8/25/2033‡(b)	205	204
Amortizing Residential Collateral Trust
Series 2002-BC6, Class M1, 3.44%, 8/25/2032‡(b)	335	323
Series 2002-BC9, Class M1, 3.96%, 12/25/2032‡(b)	1,929	1,898
AMRESCO Residential Securities Corp. Mortgage Loan Trust
Series 1998-1, Class M1A, 2.96%, 1/25/2028‡(b)	193	192
Series 1998-3, Class M1A, 2.94%, 9/25/2028‡(b)	307	312
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2003-HE7, Class M2, 4.05%, 12/15/2033‡(b)	244	242
B2R Mortgage Trust
Series 2015-1, Class A1, 2.52%, 5/15/2048(c)	413	408
Series 2015-2, Class A, 3.34%, 11/15/2048(c)	1,323	1,311
Bank of The West Auto Trust Series 2017-1, Class A3, 2.11%, 1/15/2023(c)	1,700	1,673
Bear Stearns Asset-Backed Securities I Trust Series 2005-HE1, Class M2, 3.56%, 1/25/2035‡(b)	1,421	1,422
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1, Class A, 3.21%, 12/25/2033‡(b)	570	567

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Business Jet Securities LLC Series 2018-2, Class A, 4.45%, 6/15/2033(c)	4,545	4,546
BXG Receivables Note Trust Series 2018-A, Class A, 3.77%, 2/2/2034(c)	3,500	3,518
Cabela’s Credit Card Master Note Trust Series 2016-1, Class A1, 1.78%, 6/15/2022	4,034	4,007
CarMax Auto Owner Trust
Series 2015-2, Class A3, 1.37%, 3/16/2020	30	30
Series 2015-4, Class A3, 1.56%, 11/16/2020	1,372	1,367
Centex Home Equity Loan Trust Series 2002-A, Class MV1, 3.16%, 1/25/2032‡(b)	190	186
Chrysler Capital Auto Receivables Trust Series 2016-AA, Class A3, 1.77%, 10/15/2020(c)	212	212
CIG Auto Receivables Trust Series 2017-1A, Class A, 2.71%, 5/15/2023(c)	514	510
CLUB Credit Trust Series 2017-P2, Class A, 2.61%, 1/15/2024(c)	1,637	1,626
Colony American Finance Ltd. (Cayman Islands) Series 2016-1, Class A, 2.54%, 6/15/2048(c)	1,489	1,461
Countrywide Asset-Backed Certificates
Series 2002-1, Class A, 2.87%, 8/25/2032‡(b)	71	66
Series 2003-BC2, Class 2A1, 2.91%, 6/25/2033‡(b)	113	108
Series 2003-BC5, Class M1, 3.36%, 9/25/2033‡(b)	435	430
Series 2004-2, Class M4, 3.81%, 3/25/2034‡(b)	75	74
Series 2004-S1, Class M2, 5.58%, 2/25/2035‡(a)	61	61
Countrywide Home Equity Loan Trust Series 2004-A, Class A, 2.53%, 4/15/2030‡(b)	47	47
CPS Auto Receivables Trust
Series 2016-B, Class B, 3.18%, 9/15/2020(c)	667	667
Series 2017-B, Class B, 2.33%, 5/17/2021(c)	4,671	4,650
Series 2017-D, Class B, 2.43%, 1/18/2022(c)	2,517	2,494
Credit Acceptance Auto Loan Trust Series 2017-2A, Class B, 3.02%, 4/15/2026(c)	5,489	5,408
CWHEQ Revolving Home Equity Loan Trust
Series 2005-E, Class 2A, 2.53%, 11/15/2035‡(b)	182	174
Series 2005-M, Class A1, 2.55%, 2/15/2036‡(b)	826	799
Diamond Resorts Owner Trust Series 2018-1, Class A, 3.70%, 1/21/2031(c)	2,166	2,161
Discover Card Execution Note Trust Series 2014-A1, Class A1, 2.74%, 7/15/2021(b)	10,280	10,283
Drive Auto Receivables Trust
Series 2017-1, Class C, 2.84%, 4/15/2022	2,099	2,096
Series 2018-3, Class B, 3.37%, 9/15/2022	3,206	3,206
Series 2018-4, Class B, 3.36%, 10/17/2022	2,626	2,622
DT Auto Owner Trust
Series 2017-4A, Class B, 2.44%, 1/15/2021(c)	1,990	1,986
Series 2017-3A, Class B, 2.40%, 5/17/2021(c)	1,838	1,834
Engs Commercial Finance Trust Series 2018-1A, Class A2, 3.39%, 2/22/2023(c)	1,223	1,217
Exeter Automobile Receivables Trust
Series 2018-2A, Class B, 3.27%, 5/16/2022(c)	2,045	2,040
Series 2017-3A, Class B, 2.81%, 9/15/2022(c)	5,000	4,947
First Franklin Mortgage Loan Trust
Series 2002-FF1, Class M1, 3.36%, 4/25/2032‡(b)	98	88
Series 2002-FF4, Class M1, 3.89%, 2/25/2033‡(b)	578	440
Series 2003-FFH1, Class M2, 4.94%, 9/25/2033‡(b)	270	239
Series 2004-FF8, Class M4, 3.92%, 10/25/2034‡(b)	409	286
First Investors Auto Owner Trust Series 2016-2A, Class A2, 1.87%, 11/15/2021(c)	2,390	2,377
Flagship Credit Auto Trust Series 2017-2, Class B, 2.57%, 4/15/2023(c)	2,260	2,238
Ford Credit Auto Lease Trust Series 2017-B, Class A4, 2.17%, 2/15/2021	1,870	1,848
Ford Credit Auto Owner Trust Series 2016-B, Class A3, 1.33%, 10/15/2020	562	559
FORT CRE LLC Series 2018-1A, Class A1, 0.00%, 10/21/2023(b)(c)	5,000	4,973
FREED ABS Trust Series 2018-2, Class A, 3.99%, 10/20/2025(c)	4,577	4,575
Fremont Home Loan Trust Series 2005-C, Class M2, 3.05%, 7/25/2035‡(b)	3,580	3,558
GLS Auto Receivables Trust Series 2018-1A, Class A, 2.82%, 7/15/2022(c)	4,867	4,844

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Series 2018-3A, Class A, 3.35%, 8/15/2022(c)	3,102	3,100
Series 2018-2A, Class B, 3.71%, 3/15/2023(c)	2,105	2,102
GM Financial Automobile Leasing Trust Series 2018-1, Class A4, 2.68%, 12/20/2021	1,666	1,650
Goodgreen (Cayman Islands) Series 2018-1A, Class A, 3.93%, 10/15/2053(b)(c)	5,126	5,124
Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053(c)	3,177	3,073
GreenPoint Mortgage Funding Trust Series 2005-HE3, Class A, 2.49%, 9/15/2030‡(b)	44	41
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048(c)	2,816	2,820
Hertz Fleet Lease Funding LP Series 2018-1, Class A2, 3.23%, 5/10/2032(c)	1,603	1,605
Hertz Vehicle Financing II LP Series 2017-2A, Class A, 3.29%, 10/25/2023(c)	2,601	2,535
Hertz Vehicle Financing LLC Series 2018-2A, Class A, 3.65%, 6/27/2022(c)	4,132	4,131
Hilton Grand Vacations Trust Series 2018-AA, Class A, 3.54%, 2/25/2032(c)	1,746	1,742
Irwin Home Equity Loan Trust Series 2004-1, Class 1A1, 2.63%, 12/25/2024‡(b)	25	24
Kabbage Asset Securitization LLC Series 2017-1, Class A, 4.57%, 3/15/2022(c)	3,600	3,617
Lehman Home Equity Loan Trust Series 1998-1, Class A1, 7.00%, 5/25/2028‡	6	1
Lendmark Funding Trust
Series 2017-1A, Class A, 2.83%, 12/22/2025(c)	2,174	2,148
Series 2017-2A, Class A, 2.80%, 5/20/2026(c)	1,735	1,712
Long Beach Mortgage Loan Trust Series 2004-1, Class M3, 3.36%, 2/25/2034‡(b)	133	132
Marlette Funding Trust
Series 2017-2A, Class A, 2.39%, 7/15/2024(c)	748	746
Series 2018-2A, Class A, 3.06%, 7/17/2028(c)	1,432	1,429
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-WMC4, Class M5, 3.29%, 4/25/2035‡(b)	6,109	6,163
Nationstar HECM Loan Trust Series 2017-2A, Class A1, 2.04%, 9/25/2027(b)(c)	815	811
New Century Home Equity Loan Trust Series 2003-5, Class AII, 3.12%, 11/25/2033‡(b)	234	208
New Residential Mortgage Loan Trust Series 2018-4A, Class A1S, 3.03%, 1/25/2048(b)(c)	5,651	5,635
Nissan Auto Lease Trust
Series 2017-B, Class A4, 2.17%, 12/15/2021	1,612	1,593
Series 2018-A, Class A4, 3.35%, 9/15/2023	2,685	2,692
Ocwen Master Advance Receivables Trust Series 2018-T1, Class AT1, 3.30%, 8/15/2049(c)	2,671	2,668
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022(c)	2,076	2,071
OneMain Direct Auto Receivables Trust
Series 2017-2A, Class B, 2.55%, 11/14/2023(c)	5,152	5,082
Series 2018-1A, Class A, 3.43%, 12/16/2024(c)	3,277	3,270
OneMain Financial Issuance Trust Series 2015-1A, Class A, 3.19%, 3/18/2026(c)	731	731
Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 6/8/2023(c)	2,750	2,715
Oportun Funding VII LLC Series 2017-B, Class A, 3.22%, 10/10/2023(c)	2,130	2,101
Oportun Funding X LLC Series 2018-C, Class A, 4.10%, 10/8/2024(c)	2,503	2,511
Pretium Mortgage Credit Partners I LLC Series 2018-NPL4, Class A1, 4.83%, 9/27/2058(a)(c)	5,000	5,000
Progress Residential Trust
Series 2015-SFR2, Class A, 2.74%, 6/12/2032(c)	3,237	3,186
Series 2015-SFR3, Class A, 3.07%, 11/12/2032(c)	5,463	5,396
Series 2017-SFR1, Class A, 2.77%, 8/17/2034(c)	997	964
Series 2018-SFR1, Class A, 3.26%, 3/17/2035(c)	2,795	2,737
Series 2018-SFR2, Class A, 3.71%, 8/17/2035(c)	5,525	5,501
Series 2018-SFR3, Class A, 3.88%, 10/17/2035(c)	5,000	5,004
Prosper Marketplace Issuance Trust Series 2017-3A, Class A, 2.36%, 11/15/2023(c)	702	700
RASC Trust Series 2003-KS4, Class MI2, 5.51%, 6/25/2033‡(a)	523	443
SoFi Consumer Loan Program LLC Series 2016-1, Class A, 3.26%, 8/25/2025(c)	1,105	1,100

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Series 2016-3, Class A, 3.05%, 12/26/2025(c)	658	656
Series 2017-1, Class A, 3.28%, 1/26/2026(c)	667	665
Series 2017-3, Class A, 2.77%, 5/25/2026(c)	753	745
Series 2017-4, Class A, 2.50%, 5/26/2026(c)	988	973
Series 2017-5, Class A2, 2.78%, 9/25/2026(c)	3,445	3,394
SoFi Consumer Loan Program Trust Series 2018-3, Class A2, 3.67%, 8/25/2027(c)	5,250	5,256
SoFi Professional Loan Program LLC
Series 2014-B, Class A1, 3.57%, 8/25/2032(b)(c)	181	183
Series 2015-A, Class A1, 3.51%, 3/25/2033(b)(c)	427	430
Series 2016-B, Class A1, 3.51%, 6/25/2033(b)(c)	991	1,002
Series 2015-B, Class A1, 3.36%, 4/25/2035(b)(c)	819	830
Series 2015-C, Class A1, 3.36%, 8/27/2035(b)(c)	598	602
Series 2017-E, Class A1, 2.82%, 11/26/2040(b)(c)	1,565	1,570
Sofi Professional Loan Program Trust Series 2018-B, Class A2FX, 3.34%, 8/25/2047(c)	4,574	4,507
SpringCastle America Funding LLC Series 2016-AA, Class A, 3.05%, 4/25/2029(c)	704	697
Structured Asset Investment Loan Trust Series 2003-BC2, Class A3, 3.01%, 4/25/2033‡(b)	73	71
Synchrony Credit Card Master Note Trust Series 2017-2, Class A, 2.62%, 10/15/2025	3,077	2,991
Tesla Auto Lease Trust Series 2018-A, Class A, 2.32%, 12/20/2019(c)	4,852	4,834
Towd Point Mortgage Trust Series 2018-4, Class A1, 3.00%, 6/25/2058‡(b)(c)	7,246	6,975
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033(c)	4,426	4,253
Verizon Owner Trust
Series 2017-3A, Class A1B, 2.57%, 4/20/2022(b)(c)	3,500	3,500
Series 2018-A, Class A1A, 3.23%, 4/20/2023	2,405	2,406
VOLT LX LLC Series 2017-NPL7, Class A1, 3.25%, 6/25/2047‡(a)(c)	637	632
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047‡(a)(c)	4,606	4,565
VOLT LXIX LLC Series 2018-NPL5, Class A1A, 4.21%, 8/25/2048‡(a)(c)	2,355	2,351
VOLT LXVI Series 2018-NPL2, Class A1, 4.34%, 5/25/2048‡(a)(c)	3,582	3,571
VOLT LXVII LLC Series 2018-NPL3, Class A1, 4.38%, 6/25/2048(a)(c)	2,824	2,816
VOLT LXVIII LLC Series 2018-NPL4, Class A1A, 4.34%, 7/27/2048‡(a)(c)	2,643	2,641
VOLT LXXI LLC Series 2018-NPL7, Class A1A, 3.97%, 9/25/2048(a)(c)	2,887	2,883
VOLT LXXII LLC Series 2018-NPL8, Class A1A, 4.21%, 10/26/2048(a)(c)	5,937	5,940
Westgate Resorts LLC Series 2016-1A, Class A, 3.50%, 12/20/2028(c)	2,012	2,005
World Financial Network Credit Card Master Trust Series 2018-B, Class A, 3.46%, 7/15/2025	3,610	3,615

TOTAL ASSET-BACKED SECURITIES (Cost $286,745)		284,903

CORPORATE BONDS — 12.8%
Automobiles — 0.3%
Nissan Motor Acceptance Corp. (ICE LIBOR USD 3 Month + 0.52%), 2.85%, 9/13/2019(c)(f)	3,000	2,996

Banks — 4.1%
Bank of America Corp.
Series L, 2.60%, 1/15/2019	289	289
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(f)	1,724	1,653
Barclays plc (United Kingdom) 2.88%, 6/8/2020	3,169	3,106
BB&T Corp. (ICE LIBOR USD 3 Month + 0.66%), 3.20%, 2/1/2019(f)	3,000	3,001
Canadian Imperial Bank of Commerce (Canada)
(ICE LIBOR USD 3 Month + 0.66%), 2.99%, 9/13/2023(f)	3,000	2,999
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.79%), 3.20%, 1/10/2020(f)	3,000	3,005
(ICE LIBOR USD 3 Month + 1.07%), 3.40%, 12/8/2021(f)	4,000	4,027

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Banks — continued
Mitsubishi UFJ Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 1.06%), 3.39%, 9/13/2021(f)	3,000	3,037
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.14%), 3.47%, 9/13/2021(f)	3,000	3,037
(ICE LIBOR USD 3 Month + 0.94%), 3.65%, 2/28/2022(f)	4,000	4,019
Royal Bank of Canada (Canada) (ICE LIBOR USD 3 Month + 0.45%), 2.86%, 1/10/2019(f)	3,000	3,001
Sumitomo Mitsui Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 0.97%), 3.39%, 1/11/2022(f)	3,000	3,026
US Bank NA (ICE LIBOR USD 3 Month + 0.32%), 2.81%, 1/24/2020(f)	4,000	4,003
Wells Fargo Bank NA (ICE LIBOR USD 3 Month + 0.51%), 2.99%, 10/22/2021(f)	6,000	5,977

		44,180

Capital Markets — 0.5%
Carlyle Promissory Note 4.44%, 7/15/2019‡	86	86
Goldman Sachs Group, Inc. (The) (ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(f)	1,000	959
Morgan Stanley
2.50%, 1/24/2019	1,482	1,480
2.50%, 4/21/2021	2,925	2,845

		5,370

Chemicals — 0.2%
Mosaic Co. (The) 3.25%, 11/15/2022	2,559	2,481

Consumer Finance — 2.7%
American Express Credit Corp. (ICE LIBOR USD 3 Month + 0.55%), 2.89%, 3/18/2019(f)	3,000	3,003
American Honda Finance Corp. (ICE LIBOR USD 3 Month + 0.61%), 2.94%, 9/9/2021(f)	3,000	3,020
Capital One Financial Corp. (ICE LIBOR USD 3 Month + 0.45%), 2.97%, 10/30/2020(f)	5,000	4,989
Caterpillar Financial Services Corp. (ICE LIBOR USD 3 Month + 0.51%), 2.92%, 1/10/2020(f)	3,000	3,005
Ford Motor Credit Co. LLC
Series 1, (ICE LIBOR USD 3 Month + 0.83%), 3.16%, 3/12/2019(f)	4,000	3,997
(ICE LIBOR USD 3 Month + 1.00%), 3.41%, 1/9/2020(f)	3,000	2,997
General Motors Financial Co., Inc. (ICE LIBOR USD 3 Month + 1.55%), 3.99%, 1/14/2022(f)	4,000	4,006
Toyota Motor Credit Corp.
(ICE LIBOR USD 3 Month + 0.69%), 3.11%, 1/11/2022(f)	4,000	4,022

		29,039

Diversified Financial Services — 0.8%
Federation des Caisses Desjardins du Quebec (Canada) (ICE LIBOR USD 3 Month + 0.33%), 2.85%, 10/30/2020(c)(f)	5,000	4,993
Shell International Finance BV (Netherlands) (ICE LIBOR USD 3 Month + 0.45%), 3.07%, 5/11/2020(f)	4,000	4,018

		9,011

Diversified Telecommunication Services — 0.1%
AT&T, Inc. 2.45%, 6/30/2020	1,314	1,295

Entertainment — 0.4%
Walt Disney Co. (The) (ICE LIBOR USD 3 Month + 0.31%), 3.02%, 5/30/2019(f)	4,000	4,004

Health Care Providers & Services — 0.3%
CVS Health Corp. (ICE LIBOR USD 3 Month + 0.72%), 3.05%, 3/9/2021(f)	3,500	3,502

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC 2.95%, 1/15/2020	870	865

Insurance — 0.8%
Chubb INA Holdings, Inc. 2.30%, 11/3/2020	880	863
Metropolitan Life Global Funding I
(SOFRRATE + 0.57%), 2.81%, 9/7/2020(c)(f)	6,000	5,977
New York Life Global Funding 2.00%, 4/13/2021(c)	1,234	1,196

		8,036

IT Services — 0.3%
Western Union Co. (The) 3.60%, 3/15/2022	3,700	3,662

Media — 0.3%
Comcast Corp. (ICE LIBOR USD 3 Month + 0.44%), 2.85%, 10/1/2021(f)	2,550	2,550
Discovery Communications LLC 2.20%, 9/20/2019	984	975

		3,525

Oil, Gas & Consumable Fuels — 0.6%
Buckeye Partners LP 4.88%, 2/1/2021	1,810	1,835
CNOOC Finance 2015 Australia Pty. Ltd. (China) 2.63%, 5/5/2020	2,882	2,842
Plains All American Pipeline LP 2.60%, 12/15/2019	1,628	1,610

		6,287

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
CORPORATE BONDS — continued
Road & Rail — 0.2%
Ryder System, Inc. 2.50%, 5/11/2020	2,210		2,182

Semiconductors & Semiconductor Equipment — 0.5%
Broadcom Corp. 2.38%, 1/15/2020	2,064		2,037
Texas Instruments, Inc. 1.75%, 5/1/2020	2,753		2,699

			4,736

Software — 0.3%
Oracle Corp. (ICE LIBOR USD 3 Month + 0.58%), 3.02%, 1/15/2019(f)	3,000		3,002

Wireless Telecommunication Services — 0.3%
Vodafone Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.99%), 3.43%, 1/16/2024(f)	3,600		3,557

TOTAL CORPORATE BONDS (Cost $138,167)			137,730

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.1%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035(b)(c)	3,291		3,210
A10 Term Asset Financing LLC Series 2017-1A, Class A2, 2.65%, 3/15/2036(c)	1,917		1,886
AREIT Trust Series 2018-CRE1, Class A, 3.15%, 2/14/2035(b)(c)	3,275		3,273
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A, 3.22%, 4/14/2033(c)	3,500		3,407
Series 2018-DSNY, Class A, 3.16%, 9/15/2034(b)(c)	6,000		6,000
Bayview Commercial Asset Trust
Series 2004-3, Class A2, 2.94%, 1/25/2035(b)(c)	232		229
Series 2005-2A, Class A2, 2.66%, 8/25/2035(b)(c)	847		806
Series 2005-2A, Class M1, 2.74%, 8/25/2035‡(b)(c)	169		161
Series 2007-3, Class A2, 2.60%, 7/25/2037(b)(c)	848		811
BBCMS Trust Series 2015-VFM, Class A1, 2.47%, 3/10/2036(c)	2,218		2,136
BHMS ATLS Series 2018-ATLS, Class A, 3.56%, 7/15/2035(b)(c)	6,000		5,992
BX Commercial Mortgage Trust Series 2018-IND, Class A, 3.06%, 11/15/2035(b)(c)	4,000		3,993
BXMT Ltd. Series 2017-FL1, Class A, 3.17%, 6/15/2035(b)(c)	3,291		3,283
Commercial Mortgage Trust
Series 2014-PAT, Class A, 3.11%, 8/13/2027(b)(c)	1,319		1,318
Series 2014-TWC, Class A, 3.16%, 2/13/2032(b)(c)	3,774		3,773
Exantas Capital Corp. Ltd. (Cayman Islands) Series 2018-RSO6, Class A, 3.13%, 6/15/2035(b)(c)	2,444		2,437
FHLMC Multifamily Structured Pass-Through Certificates Series KL3W, Class AFLW, 2.76%, 8/25/2025(b)	10,000		10,019
FNMA ACES Series 2017-M15, Class ATS1, 2.99%, 11/25/2027	4,381		4,297
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035(c)	5,000		4,940
UBS Commercial Mortgage Trust
Series 2018-C10, Class A1, 3.18%, 5/15/2051	6,422		6,402
Series 2018-C14, Class A2, 4.26%, 12/15/2051(g)	6,346		6,536
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030(c)	1,155		1,149

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $76,492)			76,058

MORTGAGE-BACKED SECURITIES — 4.1%
FHLMC
Pool # 846489, ARM, 3.73%, 7/1/2019(b)	—	(e)	1
Pool # 645083, ARM, 3.60%, 12/1/2021(b)	6		6
Pool # 846013, ARM, 4.35%, 6/1/2022(b)	3		3
Pool # 611203, ARM, 3.97%, 1/1/2023(b)	6		6
Pool # 611299, ARM, 4.19%, 1/1/2023(b)	112		115
Pool # 845297, ARM, 4.25%, 2/1/2023(b)	13		14
Pool # 846144, ARM, 4.73%, 6/1/2025(b)	6		6

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 785586, ARM, 4.62%, 6/1/2026(b)	8	8
Pool # 785866, ARM, 3.66%, 12/1/2026(b)	14	15
Pool # 755248, ARM, 4.27%, 12/1/2026(b)	135	138
Pool # 611141, ARM, 3.69%, 1/1/2027(b)	32	33
Pool # 788688, ARM, 4.18%, 8/1/2027(b)	97	99
Pool # 788665, ARM, 4.53%, 11/1/2027(b)	17	17
Pool # 846774, ARM, 4.11%, 12/1/2027(b)	62	63
Pool # 788664, ARM, 4.23%, 7/1/2028(b)	25	26
Pool # 786902, ARM, 4.58%, 10/1/2029(b)	10	10
Pool # 846716, ARM, 4.33%, 12/1/2029(b)	4	4
Pool # 645242, ARM, 4.28%, 1/1/2030(b)	12	12
Pool # 846812, ARM, 3.93%, 4/1/2030(b)	13	13
Pool # 611278, ARM, 4.30%, 7/1/2030(b)	154	160
Pool # 847263, ARM, 4.18%, 4/1/2032(b)	118	123
FHLMC Gold Pools, 30 Year, Single Family
Pool # C00387, 9.00%, 2/1/2025	7	8
Pool # C35263, 7.50%, 5/1/2028	3	3
Pool # G00981, 8.50%, 7/1/2028	11	12
FHLMC Gold Pools, Other Pool # U49009, 3.00%, 8/1/2028	3,932	3,887
FNMA
Pool # 90031, ARM, 6.00%, 1/1/2020(b)	4	4
Pool # 133558, ARM, 3.99%, 7/1/2020(b)	1	1
Pool # 116590, ARM, 4.21%, 12/1/2020(b)	2	2
Pool # 124510, ARM, 4.33%, 11/1/2021(b)	2	2
Pool # 241828, ARM, 4.75%, 11/1/2023(b)	9	9
Pool # 276617, ARM, 3.95%, 4/1/2024(b)	9	9
Pool # 323269, ARM, 4.48%, 1/1/2025(b)	174	178
Pool # 326092, ARM, 3.73%, 7/1/2025(b)	3	3
Pool # 313555, ARM, 4.10%, 6/1/2026(b)	1	1
Pool # 423291, ARM, 4.31%, 8/1/2026(b)	59	61
Pool # 70179, ARM, 4.33%, 7/1/2027(b)	7	7
Pool # 535984, ARM, 4.27%, 12/1/2028(b)	23	24
Pool # 576757, ARM, 3.79%, 3/1/2029(b)	22	22
Pool # 323798, ARM, 3.84%, 5/1/2029(b)	4	4
Pool # 540206, ARM, 3.90%, 5/1/2030(b)	27	27
Pool # 594577, ARM, 4.58%, 11/1/2030(b)	36	36
Pool # 124945, ARM, 4.07%, 1/1/2031(b)	5	5
Pool # 555563, ARM, 4.24%, 5/1/2033(b)	263	279
Pool # 725111, ARM, 4.22%, 9/1/2033(b)	73	76
Pool # 788301, ARM, 4.76%, 2/1/2034(b)	70	73
Pool # 545182, ARM, 4.22%, 3/1/2038(b)	9	10
FNMA, 15 Year, Single Family Pool # AD1969, Pool, 4.00%, 2/1/2025	1,641	1,673
FNMA, 20 Year, Single Family
Pool # 254911, Pool, 5.00%, 10/1/2023	1,190	1,244
Pool # MA1338, Pool, 3.00%, 2/1/2033	2,575	2,522
Pool # MA1401, Pool, 3.00%, 4/1/2033	1,005	984
Pool # MA1490, Pool, 3.00%, 7/1/2033	3,279	3,211
FNMA, 30 Year, FHA/VA
Pool # 345876, Pool, 8.50%, 10/1/2024	9	9
Pool # 595470, Pool, 7.00%, 3/1/2027	11	11
Pool # 421016, Pool, 8.00%, 11/1/2027	10	10
FNMA, 30 Year, Single Family
Pool # 50748, Pool, 7.50%, 6/1/2023	1	1
Pool # 331955, Pool, 7.50%, 11/1/2024	15	15
Pool # 567874, Pool, 7.50%, 10/1/2030	31	31
Pool # 995724, Pool, 6.00%, 4/1/2039	413	454
Pool # AD0588, Pool, 5.00%, 12/1/2039	1,870	1,994
Pool # AD9721, Pool, 5.50%, 8/1/2040	641	686
Pool # BM3048, Pool, 4.00%, 10/1/2042	6,967	7,092
Pool # AS4592, Pool, 4.00%, 2/1/2045	8,693	8,800
Pool # CA0411, 4.00%, 9/1/2047	8,175	8,297

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
FNMA, Other Pool # 570566, Pool, 12.00%, 11/1/2030	52	55
GNMA I, 15 Year, Single Family Pool # 723171, 4.50%, 10/15/2024	922	966
GNMA I, 30 Year, Single Family
Pool # 378315, 7.00%, 6/15/2024	6	5
Pool # 780029, 9.00%, 11/15/2024	2	2
Pool # 781090, 9.50%, 7/15/2025	17	18
Pool # 412336, 8.00%, 10/15/2027	9	10
GNMA II, 30 Year, Single Family
Pool # 314478, 7.85%, 12/20/2021	7	7
Pool # 314483, 7.40%, 2/20/2022	9	9
Pool # 314500, 7.40%, 3/20/2022	10	10
Pool # 334396, 7.25%, 8/20/2022	12	13
Pool # 1429, 7.50%, 10/20/2023	4	4
Pool # 2036, 8.00%, 7/20/2025	12	13
Pool # 2270, 8.00%, 8/20/2026	15	17

TOTAL MORTGAGE-BACKED SECURITIES (Cost $45,079)		43,778

	Shares (000)
SHORT-TERM INVESTMENTS — 8.9%
INVESTMENT COMPANIES — 8.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.30%(h)(i) (Cost $95,046)	95,031	95,041

Total Investments — 100.4% (Cost $1,083,434)		1,075,767
Liabilities in Excess of Other Assets — (0.4%)		(3,832)

Net Assets — 100.0%		1,071,935

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2018.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2018. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFRRATE	SOFR Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
VA	Veterans Administration
(a)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2018.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2018.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(d)	Defaulted security.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(e)	Amount rounds to less than one thousand.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2018.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2018.
‡	Value determined using significant unobservable inputs.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$244,359	$40,544	$284,903
Collateralized Mortgage Obligations	—	437,239	1,018	438,257
Commercial Mortgage-Backed Securities	—	75,897	161	76,058

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Corporate Bonds
Capital Markets	$—	$5,284	$86	$5,370
Other Corporate Bonds	—	132,360	—	132,360

Total Corporate Bonds	—	137,644	86	137,730

Mortgage-Backed Securities	—	43,778	—	43,778
Short-Term Investments
Investment Companies	95,041	—	—	95,041

Total Investments in Securities	$95,041	$938,917	$41,809	$1,075,767

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2018	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2018
Investments in Securities:
Asset-Backed Securities	$50,124	$—	(a)	$(1)	$7		$17,729	$(23,797)	$6,274	$(9,792)	$40,544
Collateralized Mortgage Obligations	4,699	—		66	(1)		—	(1,531)	—	(2,215)	1,018
Commercial Mortgage-Backed Securities	6,201	—		(17)	—		—	(6,023)	—	—	161
Corporate Bonds — Capital Markets	171	—		— (a)	—	(a)	—	(85)	—	—	86

	$61,195	$—		$48	$6		$17,729	$(31,436)	$6,274	$(12,007)	$41,809

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2018, which were valued using significant unobservable inputs (level 3) amounted to approximately $79,000.

Quantitative Information about Level 3 Fair Value Measurements

(Amounts in thousands)

	Fair Value at November 30, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$40,544	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 24.50% (12.89%)
			Constant Default Rate	0.00% - 94.25% (1.77%)
			Yield (Discount Rate of Cash Flows)	2.34% - 83.31% (4.24%)

Asset-Backed Securities	40,544
	1,018	Discounted Cash Flow	PSA Prepayment Model	232.00% (232.00%)
			Constant Prepayment Rate	0.50% - 10.00% (7.32%)
			Constant Default Rate	0.00% - 4.92% (0.51%)
			Yield (Discount Rate of Cash Flows)	2.23% - 7.00% (4.31%)

Collateralized Mortgage Obligations	1,018
	161	Discounted Cash Flow	Constant Prepayment Rate	6.55% (6.55%)
			Constant Default Rate	3.90% (3.90%)
			Yield (Discount Rate of Cash Flows)	4.57% (4.57%)

Commercial Mortgage-Backed Securities	161
	86	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.38% (4.38%)
			Liquidity Discount	0.375% (0.375%)

Corporate Bonds	86

Total	$41,809

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

Investments(a)	Principal Amount ($000)	Value ($000)
REPURCHASE AGREEMENTS — 29.5%
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 2.29%, dated 11/30/2018, due 12/3/2018, repurchase price $551,074. [2]	550,969	550,969
Barclays Capital, Inc., 2.38%, dated 11/30/2018, due 12/6/2018, repurchase price $10,004, collateralized by Asset-Backed Securities, 0.00% - 5.66%, due 10/25/2027 - 11/16/2043, with a value of $11,000.	10,000	10,000
Barclays Capital, Inc., 2.65%, dated 11/30/2018, due 1/4/2019, repurchase price $30,077, collateralized by Asset-Backed Securities, 0.00%, due 11/16/2043, Collateralized Mortgage Obligations, 0.76% - 8.32%, due 11/18/2033 - 2/12/2048, FHLMC, 4.71%, due 2/25/2047, and FNMA Connecticut Avenue Securities, 6.57%, due 1/27/2031, with a value of $32,752.	30,000	30,000
BMO Capital Markets Corp., 2.29%, dated 11/30/2018, due 12/3/2018, repurchase price $100,019, collateralized by Asset-Backed Securities, 1.87% - 3.09%, due 7/10/2019 - 12/15/2025, Corporate Bonds, 1.95% - 8.25%, due 7/15/2019 - 12/31/2099, Corporate Notes, 2.13% - 2.50%, due 9/11/2019 - 1/8/2021, FHLB, 3.25%, due 11/16/2028, and Sovereign Government Securities, 1.25% - 2.30%, due 9/20/2019 - 2/10/2020, with a value of $105,580.	100,000	100,000
BNP Paribas SA, 2.36%, dated 11/30/2018, due 12/4/2018, repurchase price $25,007, collateralized by Corporate Bonds, 0.00% - 7.75%, due 4/15/2019 - 1/1/2099, and Sovereign Government Securities, 5.50%, due 7/12/2020, with a value of $27,012.	25,000	25,000
BNP Paribas SA, 2.36%, dated 11/30/2018, due 12/6/2018, repurchase price $5,002, collateralized by Asset-Backed Securities, 7.75%, due 1/28/2070, and Corporate Bonds, 4.13%, due 11/1/2022, with a value of $5,503.	5,000	5,000

Investments
Credit Suisse Securities USA LLC, 2.39%, dated 11/30/2018, due 12/6/2018, repurchase price $25,010, collateralized by Asset-Backed Securities, 0.00% - 10.88%, due 3/15/2019 - 12/25/2046, Collateralized Mortgage Obligations, 0.00% - 5.50%, due 1/20/2021 - 7/26/2055, Corporate Bonds, 0.00% - 14.00%, due 2/13/2020 - 2/12/2055, Corporate Notes, 6.75%, due 5/20/2036, and Sovereign Government Securities, 12.75%, due 2/17/2022, with a value of $27,492.	25,000	25,000
HSBC Securities USA, Inc., 2.45%, dated 11/30/2018, due 12/3/2018, repurchase price $20,004, collateralized by Corporate Bonds, 5.88% - 12.00%, due 8/15/2021 - 1/1/2099, with a value of $21,604.	20,000	20,000
Merrill Lynch PFS, Inc., 2.60%, dated 11/30/2018, due 1/3/2019, repurchase price $25,061, collateralized by FNMA Connecticut Avenue Securities, 3.27% - 6.57%, due 5/28/2024 - 1/25/2029, and Sovereign Government Securities, 3.50% - 8.00%, due 1/21/2021 - 6/27/2044, with a value of $26,986.	25,000	25,000
Merrill Lynch PFS, Inc., 2.65%, dated 11/30/2018, due 1/3/2019, repurchase price $39,599, collateralized by Municipal Debt Securities, 0.00% - 6.71%, due 7/1/2020 - 6/1/2046, with a value of $42,660.	39,500	39,500
Societe Generale SA, 2.32%, dated 11/30/2018, due 12/3/2018, repurchase price $40,008, collateralized by Corporate Bonds, 2.75% - 4.50%, due 12/15/2022 - 3/15/2049, Corporate Notes, 0.00% - 5.38%, due 11/19/2019 - 11/20/2048, and Sovereign Government Securities, 2.95% - 7.35%, due 2/7/2022 - 4/17/2030, with a value of $42,008.	40,000	40,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
REPURCHASE AGREEMENTS — continued
Societe Generale SA, 2.42%, dated 11/30/2018, due 12/3/2018, repurchase price $100,020, collateralized by Corporate Bonds, 3.38% - 9.75%, due 5/12/2020 - 6/5/2115, Corporate Notes, 0.00%, due 11/19/2019, and Sovereign Government Securities, 4.63% - 11.88%, due 10/14/2019 - 2/17/2045, with a value of $108,002.	100,000	100,000
Societe Generale SA, 2.47%, dated 11/30/2018, due 12/4/2018, repurchase price $5,001, collateralized by Corporate Bonds, 2.75% - 8.50%, due 12/15/2020 - 12/18/2073, Corporate Notes, 0.00%, due 11/19/2019, and Sovereign Government Securities, 3.70% - 6.75%, due 6/29/2020 - 2/17/2045, with a value of $5,398.	5,000	5,000
Wells Fargo Securities LLC, 2.29%, dated 11/30/2018, due 12/3/2018, repurchase price $50,010, collateralized by Commercial Paper, 0.00%, due 2/14/2019 - 5/30/2019, and Certificates of Deposit, 0.00% - 3.30%, due 5/2/2019 - 10/3/2025, with a value of $52,510.	50,000	50,000
Wells Fargo Securities LLC, 2.34%, dated 11/30/2018, due 12/6/2018, repurchase price $39,015, collateralized by Commercial Paper, 0.00%, due 3/5/2019 - 3/27/2019, with a value of $40,969.	39,000	39,000
Wells Fargo Securities LLC, 2.34%, dated 11/30/2018, due 12/7/2018, repurchase price $40,018, collateralized by Commercial Paper, 0.00%, due 12/3/2018 - 5/30/2019, with a value of $42,019.	40,000	40,000

TOTAL REPURCHASE AGREEMENTS (Cost 1,104,469)		1,104,469

MUNICIPAL BONDS — 1.1%
Alaska — 0.7%
Alaska Housing Finance Corp., State Capital Project Bonds II Series B, Rev., VRDO, 2.26%, 12/7/2018(b)	25,000	25,000

California — 0.1%
City and County of San Francisco, Multifamily Housing, Taxable, Transbay Block 8 Tower Apartments
Series H-4, Rev., VRDO, LOC: Bank of China, 2.33%, 12/7/2018(b)	2,000	2,000
Series H-3, Rev., VRDO, LOC: Bank of China, 2.35%, 12/7/2018(b)	2,000	2,000

		4,000

New York — 0.3%
New York State Housing Finance Agency, 572 11th Avenue Housing Series A, Rev., VRDO, LOC: Bank of China, 2.45%, 12/3/2018(b)	10,000	10,000

TOTAL MUNICIPAL BONDS (Cost $39,000)		39,000

SHORT-TERM INVESTMENTS — 69.1%
COMMERCIAL PAPER — 35.3%
ABN AMRO Funding USA LLC (Netherlands) 2.36%, 1/7/2019(c)(d)	25,000	24,940
Alpine Securitization Ltd. (Switzerland) 2.57%, 2/15/2019(c)(d)	25,000	24,865
Antalis SA (Jersey) 2.30%, 12/6/2018(d)	20,000	19,995
Australia & New Zealand Banking Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 0.21%), 2.72%, 1/28/2019(e)	5,000	5,000
Bank of China Ltd. (China)
2.69%, 1/22/2019(d)	10,000	9,961
2.70%, 1/22/2019(c)(d)	30,000	29,884
2.96%, 3/1/2019(c)(d)	12,000	11,912

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
SHORT-TERM INVESTMENTS — continued
COMMERCIAL PAPER — continued
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 1 Month + 0.22%), 2.54%, 12/9/2018(c)(e)	10,000	10,000
(ICE LIBOR USD 1 Month + 0.27%), 2.58%, 12/15/2018(c)(e)	20,000	20,000
(ICE LIBOR USD 1 Month + 0.30%), 2.60%, 12/19/2018(c)(e)	15,000	15,000
(ICE LIBOR USD 3 Month + 0.11%), 2.50%, 12/27/2018(c)(e)	7,000	7,000
(ICE LIBOR USD 3 Month + 0.08%), 2.67%, 2/8/2019(c)(e)	3,000	3,000
Banque et Caisse d’Epargne de l’Etat (Luxembourg) 2.64%, 4/16/2019(d)	50,000	49,507
Barclays Bank plc (United Kingdom) 2.69%, 2/13/2019(c)(d)	5,000	4,973
Bedford Row Funding Corp.
LOC: Royal Bank of Canada, (ICE LIBOR USD 1 Month + 0.26%), 2.56%, 12/20/2018(c)(e)	10,000	10,000
LOC: Royal Bank of Canada, (ICE LIBOR USD 1 Month + 0.27%), 2.58%, 12/26/2018(c)(e)	5,000	5,000
LOC: Royal Bank of Canada, (ICE LIBOR USD 3 Month + 0.11%), 2.80%, 2/26/2019(c)(e)	10,000	10,000
BPCE SA (France)
2.48%, 12/17/2018(c)(d)	5,000	4,995
2.49%, 2/4/2019(c)(d)	6,000	5,973
2.55%, 3/4/2019(c)(d)	1,500	1,490
Caisse des Depots et Consignations (France) 2.60%, 4/1/2019(c)(d)	30,000	29,740
Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 1 Month + 0.30%), 2.62%, 12/8/2018(c)(e)	10,000	10,000
Cedar Springs Public Schools 2.25%, 12/3/2018(d)	145,082	145,064
Commonwealth Bank of Australia (Australia)
(ICE LIBOR USD 1 Month + 0.23%), 2.55%, 12/7/2018(c)(e)	15,000	15,000
(ICE LIBOR USD 1 Month + 0.28%), 2.58%, 12/19/2018(c)(e)	15,000	15,000
Cooperative Centrale (ICE LIBOR USD 3 Month + 0.06%), 2.75%, 2/26/2019(e)	15,000	15,000
DBS Bank Ltd. (Singapore)
2.45%, 1/23/2019(c)(d)	15,000	14,946
2.47%, 2/1/2019(c)(d)	3,000	2,987
Erste Finance Delaware LLC (Austria)
2.44%, 1/2/2019(c)(d)	15,000	14,968
2.46%, 1/9/2019(c)(d)	20,000	19,947
First Abu Dhabi Bank PJSC (United Arab Emirates)
2.45%, 1/7/2019(c)(d)	10,000	9,975
2.46%, 1/9/2019(c)(d)	30,000	29,921
2.61%, 1/16/2019(c)(d)	19,260	19,196
2.56%, 1/18/2019(c)(d)	10,000	9,966
2.72%, 2/13/2019(c)(d)	7,000	6,961
Gotham Funding Corp. LOC: MUFG Union Bank NA, 2.30%, 12/6/2018(c)(d)	20,000	19,994
HSBC Bank plc (United Kingdom) (ICE LIBOR USD 1 Month + 0.30%), 2.60%, 12/19/2018(c)(e)	15,000	15,000
ING US Funding LLC (Netherlands)
(ICE LIBOR USD 3 Month + 0.08%), 2.40%, 12/3/2018(e)	10,000	10,000
(ICE LIBOR USD 1 Month + 0.30%), 2.61%, 12/16/2018(e)	10,000	10,000
2.51%, 1/31/2019(d)	5,000	4,979
(ICE LIBOR USD 3 Month + 0.08%), 2.77%, 2/26/2019(e)	10,000	10,000
Kreditanstalt fuer Wiederaufbau (Germany) 2.60%, 4/4/2019(c)(d)	25,000	24,778
LMA-Americas LLC
2.56%, 2/15/2019(c)(d)	6,000	5,968
2.57%, 3/13/2019(c)(d)	15,000	14,891
2.65%, 4/1/2019(d)	30,000	29,736
Mitsubishi UFJ Trust & Banking Corp. (Japan) 2.34%, 12/19/2018(c)(d)	6,000	5,993
National Australia Bank Ltd. (Australia)
(ICE LIBOR USD 1 Month + 0.17%), 2.48%, 12/15/2018(c)(e)	15,000	15,000
(ICE LIBOR USD 1 Month + 0.23%), 2.54%, 12/28/2018(c)(e)	5,000	5,000
Nestle Capital Corp. (Switzerland) 2.40%, 12/19/2018(c)(d)	25,000	24,970

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
SHORT-TERM INVESTMENTS — continued
COMMERCIAL PAPER — continued
NRW Bank (Germany)
2.47%, 2/4/2019(d)	15,000	14,933
2.50%, 2/21/2019(c)(d)	25,000	24,859
Old Line Funding LLC (ICE LIBOR USD 1 Month + 0.17%), 2.48%, 12/16/2018(c)(e)	20,000	20,000
Oversea-Chinese Banking Corp. Ltd. (Singapore) 2.44%, 1/23/2019(c)(d)	5,000	4,982
Pricoa Short Term Funding LLC 2.51%, 2/15/2019(c)(d)	20,000	19,895
Royal Bank of Canada (Canada) 2.41%, 1/4/2019(d)	10,000	9,977
Sinopec Century Bright Capital Investment Ltd. (China) 2.33%, 12/4/2018(c)(d)	70,000	69,986
Suncorp-Metway Ltd. (Australia) 2.72%, 4/15/2019(c)(d)	20,000	19,798
Swedbank AB (Sweden) 2.47%, 2/4/2019(d)	15,000	14,933
Thunder Bay Funding LLC 2.59%, 3/22/2019(c)(d)	5,000	4,960
Toronto-Dominion Bank (The) (Canada)
(ICE LIBOR USD 1 Month + 0.37%), 2.69%, 12/11/2018(c)(e)	16,000	16,000
(ICE LIBOR USD 1 Month + 0.21%), 2.52%, 12/15/2018(c)(e)	15,000	15,000
(ICE LIBOR USD 1 Month + 0.37%), 2.67%, 12/20/2018(c)(e)	50,000	50,000
(ICE LIBOR USD 1 Month + 0.25%), 2.55%, 12/21/2018(c)(e)	25,000	25,000
(ICE LIBOR USD 1 Month + 0.25%), 2.56%, 12/22/2018(c)(e)	5,000	5,000
(ICE LIBOR USD 3 Month + 0.27%), 2.64%, 12/26/2018(c)(e)	5,000	5,000
2.41%, 1/18/2019(c)(d)	20,000	19,936
Toyota Credit Canada, Inc. (Canada) 2.56%, 12/16/2018	10,000	10,000
Toyota Motor Credit Corp. (Japan)
(ICE LIBOR USD 1 Month + 0.23%), 2.54%, 12/28/2018(e)	15,000	15,000
(ICE LIBOR USD 1 Month + 0.34%), 2.68%, 12/30/2018(e)	15,000	15,000
(ICE LIBOR USD 3 Month + 0.08%), 2.64%, 2/2/2019(e)	5,000	5,000
Toyota Motor Finance Netherlands BV (Japan) (ICE LIBOR USD 1 Month + 0.30%), 2.64%, 12/31/2018(e)	5,000	5,000
UBS AG (Switzerland)
(ICE LIBOR USD 1 Month + 0.20%), 2.51%, 12/6/2018(c)(e)	7,000	7,000
(ICE LIBOR USD 1 Month + 0.30%), 2.61%, 12/16/2018(c)(e)	50,000	50,000
(ICE LIBOR USD 3 Month + 0.09%), 2.72%, 2/16/2019(c)(e)	15,000	15,000
United Overseas Bank Ltd. (Singapore) 2.62%, 4/5/2019(c)(d)	5,000	4,955
Versailles Commercial Paper LLC
2.37%, 1/2/2019(c)(d)	10,000	9,979
2.42%, 1/7/2019(c)(d)	10,000	9,975
Westpac Banking Corp. (Australia) (ICE LIBOR USD 1 Month + 0.27%), 2.58%, 12/13/2018(c)(e)	3,000	3,000

TOTAL COMMERCIAL PAPER (Cost $1,318,643)		1,318,643

CERTIFICATES OF DEPOSIT — 27.5%
Bank of Montreal (Canada)
(ICE LIBOR USD 1 Month + 0.17%), 2.48%, 12/3/2018(e)	15,000	15,000
(ICE LIBOR USD 3 Month + 0.08%), 2.41%, 12/7/2018(e)	10,000	10,000
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 1 Month + 0.23%), 2.53%, 12/4/2018(e)	5,000	5,000
(ICE LIBOR USD 1 Month + 0.27%), 2.58%, 8/2/2019(e)	5,000	5,000
BNP Paribas SA (France)
(ICE LIBOR USD 3 Month + 0.25%), 2.62%, 12/21/2018(e)	10,000	10,000
(ICE LIBOR USD 3 Month + 0.02%), 2.61%, 2/6/2019(e)	5,000	5,000
(ICE LIBOR USD 1 Month + 0.30%), 2.61%, 5/16/2019(e)	20,000	20,000
Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 1 Month + 0.20%), 2.50%, 12/4/2018(e)	5,000	5,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
SHORT-TERM INVESTMENTS — continued
CERTIFICATES OF DEPOSIT — continued
Chiba Bank Ltd. 2.78%, 2/14/2019	20,000	20,000
China Construction Bank Corp. (China)
2.50%, 12/3/2018	30,000	30,000
2.50%, 12/11/2018	15,000	15,000
2.50%, 12/14/2018	10,000	10,000
2.50%, 12/21/2018	5,000	5,000
2.93%, 3/1/2019	12,000	12,000
Commonwealth Bank of Australia (Australia) (ICE LIBOR USD 3 Month + 0.21%), 2.72%, 1/28/2019(e)	5,000	5,000
Cooperatieve Rabobank UA (Netherlands)
(ICE LIBOR USD 1 Month + 0.19%), 2.49%, 12/19/2018(e)	15,000	15,000
(ICE LIBOR USD 1 Month + 0.22%), 2.53%, 12/27/2018(e)	6,000	6,000
(ICE LIBOR USD 3 Month + 0.08%), 2.67%, 2/6/2019(e)	15,000	15,000
2.91%, 5/20/2019(d)	20,000	19,729
Credit Agricole Corporate and Investment Bank (France) 2.45%, 1/25/2019	10,000	10,000
Credit Industriel et Commercial (France)
(ICE LIBOR USD 1 Month + 0.30%), 2.61%, 12/16/2018(e)	20,000	20,000
(ICE LIBOR USD 1 Month + 0.29%), 2.63%, 12/28/2018(e)	20,000	20,000
(ICE LIBOR USD 3 Month + 0.08%), 2.49%, 1/7/2019(e)	6,000	6,000
2.52%, 1/28/2019(d)	10,000	9,959
DNB Bank ASA (Norway) (ICE LIBOR USD 3 Month + 0.07%), 2.46%, 12/31/2018(e)	5,000	5,000
Industrial & Commercial Bank of China Ltd. (China)
2.50%, 12/7/2018	10,000	10,000
2.53%, 12/26/2018	15,000	15,000
2.70%, 1/25/2019	3,500	3,500
2.93%, 3/1/2019	20,000	20,000
2.95%, 3/1/2019	20,000	20,000
ING Bank NV (Netherlands)
2.50%, 12/27/2018	15,000	15,000
2.51%, 1/31/2019	10,000	10,000
(ICE LIBOR USD 3 Month + 0.12%), 2.77%, 2/21/2019(e)	10,000	10,000
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(ICE LIBOR USD 1 Month + 0.19%), 2.50%, 12/6/2018(e)	10,000	10,000
(ICE LIBOR USD 1 Month + 0.19%), 2.51%, 12/9/2018(e)	30,000	30,000
Mizuho Bank Ltd. (Japan)
(ICE LIBOR USD 1 Month + 0.19%), 2.49%, 12/19/2018(e)	10,000	10,000
(ICE LIBOR USD 1 Month + 0.27%), 2.57%, 12/19/2018(e)	15,000	15,000
(ICE LIBOR USD 1 Month + 0.20%), 2.52%, 12/28/2018(e)	10,000	10,000
2.59%, 1/23/2019(d)	20,000	19,924
MUFG Bank Ltd. (Japan) (ICE LIBOR USD 1 Month + 0.30%), 2.61%, 12/17/2018(e)	25,000	25,000
Natixis SA (France)
(ICE LIBOR USD 3 Month + 0.10%), 2.74%, 2/19/2019(e)	10,000	10,000
(ICE LIBOR USD 3 Month + 0.18%), 2.85%, 3/6/2019(e)	30,000	30,000
Nordea Bank AB (Finland) (ICE LIBOR USD 1 Month + 0.17%), 2.48%, 12/15/2018(e)	15,000	15,000
Oversea-Chinese Banking Corp. Ltd. (Singapore) (ICE LIBOR USD 1 Month + 0.21%), 2.52%, 12/24/2018(e)	20,000	20,000
Royal Bank of Canada (Canada)
(ICE LIBOR USD 1 Month + 0.23%), 2.55%, 12/23/2018(e)	25,000	25,000
(ICE LIBOR USD 1 Month + 0.25%), 2.56%, 12/24/2018(e)	10,000	10,000
(ICE LIBOR USD 3 Month + 0.08%), 2.64%, 2/2/2019(e)	15,000	15,000
Shizuoka Bank Ltd. (The) (Japan) 2.48%, 1/7/2019	5,000	5,000
Skandinaviska Enskilda Banken AB (Sweden) (ICE LIBOR USD 1 Month + 0.19%), 2.49%, 12/19/2018(e)	20,000	20,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
SHORT-TERM INVESTMENTS — continued
CERTIFICATES OF DEPOSIT — continued
Societe Generale SA (France) (ICE LIBOR USD 3 Month + 0.16%), 2.64%, 1/23/2019(e)	10,000	10,000
Standard Chartered Bank (United Kingdom)
2.50%, 12/21/2018	25,000	25,000
(ICE LIBOR USD 1 Month + 0.29%), 2.59%, 12/21/2018(e)	25,000	25,000
(ICE LIBOR USD 3 Month + 0.08%), 2.79%, 2/28/2019(e)	10,000	10,000
State Street Bank and Trust Co. (ICE LIBOR USD 1 Month + 0.25%), 2.57%, 4/23/2019(e)	20,000	20,000
Sumitomo Mitsui Banking Corp. (Japan)
(ICE LIBOR USD 1 Month + 0.20%), 2.51%, 12/3/2018(e)	30,000	30,000
(ICE LIBOR USD 1 Month + 0.22%), 2.54%, 12/23/2018(e)	25,000	25,000
(ICE LIBOR USD 1 Month + 0.20%), 2.54%, 12/28/2018(e)	25,000	25,000
(ICE LIBOR USD 3 Month + 0.15%), 2.62%, 1/23/2019(e)	12,000	12,000
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(ICE LIBOR USD 1 Month + 0.25%), 2.56%, 12/4/2018(e)	10,000	10,000
(ICE LIBOR USD 1 Month + 0.27%), 2.59%, 12/23/2018(e)	5,000	5,000
2.49%, 1/7/2019(d)	25,000	24,936
2.75%, 2/28/2019(d)	15,000	14,899
Svenska Handelsbanken AB (Sweden)
(ICE LIBOR USD 1 Month + 0.22%), 2.54%, 12/6/2018(e)	10,000	10,000
(ICE LIBOR USD 1 Month + 0.17%), 2.48%, 12/15/2018(e)	10,000	10,000
(ICE LIBOR USD 1 Month + 0.21%), 2.53%, 12/23/2018(e)	15,000	15,000
(ICE LIBOR USD 1 Month + 0.26%), 2.60%, 12/28/2018(e)	10,000	10,000
Swedbank AB (Sweden) (ICE LIBOR USD 1 Month + 0.20%), 2.51%, 12/4/2018(e)	10,000	10,000
Toronto-Dominion Bank (The) (Canada)
(ICE LIBOR USD 1 Month + 0.23%), 2.55%, 12/9/2018(e)	10,000	10,000
(ICE LIBOR USD 3 Month + 0.12%), 2.51%, 12/27/2018(e)	3,000	3,000
Wells Fargo Bank NA
(ICE LIBOR USD 1 Month + 0.25%), 2.57%, 12/22/2018(e)	15,000	15,000
(ICE LIBOR USD 1 Month + 0.28%), 2.59%, 12/28/2018(e)	25,000	25,000
(ICE LIBOR USD 1 Month + 0.33%), 2.67%, 12/29/2018(e)	10,000	10,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $1,026,947)		1,026,947

TIME DEPOSITS — 5.0%
Australia & New Zealand Banking Group Ltd.
2.25%, 12/6/2018	25,000	25,000
2.25%, 12/7/2018	100,000	100,000
Industrial & Commercial Bank of China Ltd. 2.19%, 12/3/2018	50,000	50,000
Interfund Lending 2.98%, 12/3/2018	11,648	11,648

TOTAL TIME DEPOSITS (Cost $186,648)		186,648

U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Bills 2.20%, 12/18/2018(d) (Cost $49,948)	50,000	49,948

TOTAL SHORT-TERM INVESTMENTS (Cost $2,582,186)		2,582,186

Total Investments — 99.7% (Cost $3,725,655)*		3,725,655
Other Assets Less Liabilities — 0.3%		12,850

Net Assets — 100.0%		3,738,505

Percentages indicated are based on net assets.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Abbreviations

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2018.
(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2018.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(d)	The rate shown is the effective yield as of November 30, 2018.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2018.
*	The cost of securities is substantially the same for federal income tax purposes.

Additional Investment Information:

[2] Agency Joint Trading Account II — At November 30, 2018, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of December 03, 2018, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan Liquid Assets Money Market Fund	$550,968	$551,074	$561,989

Repurchase Agreements — At November 30, 2018, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan Liquid Assets Money Market Fund
Citibank NA	2.29%	$68,871
Citigroup Global Markets Holdings, Inc.	2.29%	76,523
Merrill Lynch PFS, Inc.	2.29%	405,575
Total		$550,969

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

At November 30, 2018, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FHLMC	2.59% - 4.50%	10/1/2035 - 1/1/2048
FNMA	2.23% - 4.50%	7/1/2024 - 4/1/2048
GNMA	3.50% - 4.50%	3/20/2047 - 11/20/2048
U.S. Treasury Securities	0.13% - 2.50%	2/15/2019 - 2/15/2046

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of November 30, 2018, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$3,725,655	$—	$3,725,655

(a)

All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investment (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2018.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — 47.4%
FHLMC
Pool # 645242, ARM, 4.28%, 1/1/2030(a)	8	8
Pool # 781087, ARM, 3.48%, 12/1/2033(a)	76	80
Pool # 1B1665, ARM, 4.07%, 4/1/2034(a)	55	57
Pool # 782979, ARM, 3.70%, 1/1/2035(a)	92	97
Pool # 1B2844, ARM, 3.59%, 3/1/2035(a)	42	43
Pool # 1Q0007, ARM, 4.63%, 12/1/2035(a)	59	62
Pool # 972200, ARM, 4.11%, 3/1/2036(a)	66	69
Pool # 1J1380, ARM, 4.86%, 3/1/2036(a)	68	73
Pool # 1H2618, ARM, 4.19%, 5/1/2036(a)	75	79
Pool # 1G2557, ARM, 4.32%, 6/1/2036(a)	194	205
Pool # 1A1085, ARM, 4.19%, 8/1/2036(a)	86	89
Pool # 1Q0105, ARM, 4.48%, 9/1/2036(a)	80	84
Pool # 1N0249, ARM, 4.20%, 10/1/2036(a)	23	24
Pool # 1A1096, ARM, 4.25%, 10/1/2036(a)	157	163
Pool # 1B7163, ARM, 4.94%, 10/1/2036(a)	3	3
Pool # 1J1348, ARM, 5.02%, 10/1/2036(a)	120	127
Pool # 1J1378, ARM, 3.39%, 11/1/2036(a)	135	141
Pool # 1G2671, ARM, 3.94%, 11/1/2036(a)	79	83
Pool # 1Q0737, ARM, 4.48%, 11/1/2036(a)	112	117
Pool # 782760, ARM, 4.56%, 11/1/2036(a)	219	231
Pool # 1G1386, ARM, 3.85%, 12/1/2036(a)	65	68
Pool # 1J1516, ARM, 3.58%, 2/1/2037(a)	24	25
Pool # 1J0282, ARM, 3.69%, 2/1/2037(a)	59	62
Pool # 1G1555, ARM, 4.03%, 2/1/2037(a)	40	42
Pool # 1J1543, ARM, 4.31%, 2/1/2037(a)	30	32
Pool # 1Q0739, ARM, 4.38%, 3/1/2037(a)	208	217
Pool # 1Q0697, ARM, 4.03%, 5/1/2037(a)	83	86
Pool # 1B3485, ARM, 4.66%, 7/1/2037(a)	37	39
Pool # 1G2229, ARM, 4.56%, 9/1/2037(a)	48	50
Pool # 1K0134, ARM, 4.63%, 10/1/2037(a)	23	24
Pool # 1Q0722, ARM, 4.07%, 4/1/2038(a)	63	66
Pool # 1Q0789, ARM, 3.99%, 5/1/2038(a)	46	49
FHLMC Gold Pools, 15 Year, Single Family
Pool # G13753, 5.50%, 2/1/2021	9	9
Pool # G13073, 6.00%, 7/1/2021	12	12
Pool # G13012, 6.00%, 3/1/2022	1	1
Pool # G12825, 6.50%, 3/1/2022	21	21
Pool # G12978, 5.50%, 12/1/2022	131	135
FHLMC Gold Pools, 20 Year, Single Family
Pool # C91042, 5.50%, 5/1/2027	429	456
Pool # C91158, 6.50%, 1/1/2028	297	321
Pool # C91180, 5.50%, 3/1/2028	155	164
Pool # D98938, 4.00%, 2/1/2032	960	970
FHLMC Gold Pools, 30 Year, Single Family
Pool # D53146, 6.50%, 5/1/2024	2	2
Pool # C18115, 6.00%, 11/1/2028	1	1
Pool # C00701, 6.50%, 1/1/2029	34	37
Pool # G03029, 6.00%, 10/1/2029	70	77
Pool # C68485, 7.00%, 7/1/2032	22	24
Pool # G01448, 7.00%, 8/1/2032	46	51
Pool # C75791, 5.50%, 1/1/2033	187	202
Pool # C01735, 4.00%, 10/1/2033	101	102
Pool # A13625, 5.50%, 10/1/2033	344	375
Pool # A16253, 6.00%, 11/1/2033	45	48
Pool # A16843, 6.00%, 12/1/2033	120	133
Pool # A24712, 6.50%, 7/1/2034	57	63
Pool # A28796, 6.50%, 11/1/2034	182	207
Pool # A46417, 7.00%, 4/1/2035	275	314
Pool # A46987, 5.50%, 7/1/2035	699	755
Pool # A80290, 5.00%, 11/1/2035	737	788
Pool # G05713, 6.50%, 12/1/2035	664	742
Pool # A54679, 6.50%, 6/1/2036	44	48

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # C02637, 7.00%, 10/1/2036	185		204
Pool # C02660, 6.50%, 11/1/2036	132		149
Pool # G04077, 6.50%, 3/1/2038	198		223
Pool # G05190, 7.50%, 9/1/2038	30		33
Pool # C03466, 5.50%, 3/1/2040	186		200
Pool # A93511, 5.00%, 8/1/2040	2,010		2,127
Pool # G06493, 4.50%, 5/1/2041	2,555		2,658
Pool # G60039, 3.00%, 4/1/2043	7,930		7,627
Pool # G60105, 5.00%, 6/1/2044	4,102		4,341
Pool # Q37784, 3.50%, 12/1/2045	2,315		2,280
Pool # Q39412, 3.50%, 3/1/2046	1,687		1,661
Pool # Q40797, 3.50%, 5/1/2046	3,039		2,993
Pool # Q40922, 3.50%, 6/1/2046	1,552		1,527
Pool # Q42079, 3.50%, 7/1/2046	2,034		2,001
FHLMC Gold Pools, FHA/VA
Pool # G20027, 10.00%, 10/1/2030	44		46
Pool # B90491, 7.50%, 1/1/2032	194		211
Pool # G20028, 7.50%, 12/1/2036	248		269
FHLMC Gold Pools, Other
Pool # G80208, 10.50%, 7/20/2021	4		4
Pool # U80047, 4.00%, 9/1/2032	1,015		1,037
Pool # U80068, 3.50%, 10/1/2032	1,112		1,108
Pool # U80125, 3.50%, 1/1/2033	2,136		2,127
Pool # U80173, 3.50%, 1/1/2033	2,405		2,395
Pool # L10151, 6.00%, 2/1/2033	70		72
Pool # U80265, 3.50%, 4/1/2033	2,738		2,727
Pool # L10221, 6.00%, 1/1/2034	173		184
Pool # L10224, 6.00%, 12/1/2034	129		133
Pool # H00068, 5.50%, 11/1/2035	68		69
Pool # H00158, 6.00%, 4/1/2036	309		318
Pool # L10291, 6.50%, 11/1/2036	420		452
Pool # P51353, 6.50%, 11/1/2036	140		150
Pool # P50595, 6.50%, 12/1/2036	587		651
Pool # P51361, 6.50%, 12/1/2036	132		145
Pool # G80365, 6.50%, 10/17/2038	202		219
Pool # U90690, 3.50%, 6/1/2042	7,854		7,745
Pool # U90975, 4.00%, 6/1/2042	5,188		5,254
Pool # T65101, 4.00%, 10/1/2042	1,249		1,246
Pool # U90542, 4.00%, 12/1/2042	3,269		3,311
Pool # U99051, 3.50%, 6/1/2043	1,263		1,246
Pool # U99134, 4.00%, 1/1/2046	3,062		3,101
Pool # U69030, 4.50%, 1/1/2046	2,654		2,759
Pool # U69039, 4.00%, 2/1/2046	5,390		5,452
FNMA
Pool # 116612, ARM, 3.62%, 3/1/2019(a)	—	(b)	—	(b)
Pool # 470623, ARM, 3.11%, 3/1/2022(a)	3,468		3,471
Pool # 54844, ARM, 2.69%, 9/1/2027(a)	5		5
Pool # 303532, ARM, 4.02%, 3/1/2029(a)	12		13
Pool # 555258, ARM, 3.91%, 1/1/2033(a)	128		132
Pool # 722421, ARM, 3.91%, 7/1/2033(a)	30		30
Pool # 686040, ARM, 4.36%, 7/1/2033(a)	174		182
Pool # 746299, ARM, 4.69%, 9/1/2033(a)	85		90
Pool # 743546, ARM, 4.39%, 11/1/2033(a)	175		183
Pool # 749923, ARM, 4.65%, 11/1/2033(a)	9		9
Pool # 766610, ARM, 4.09%, 1/1/2034(a)	59		61
Pool # 735648, ARM, 4.40%, 2/1/2034(a)	111		116
Pool # 770377, ARM, 3.73%, 4/1/2034(a)	65		68
Pool # 751531, ARM, 4.21%, 5/1/2034(a)	87		91
Pool # 778908, ARM, 4.18%, 6/1/2034(a)	61		63
Pool # 800422, ARM, 3.70%, 8/1/2034(a)	316		323
Pool # 735332, ARM, 4.23%, 8/1/2034(a)	109		115
Pool # 793062, ARM, 4.50%, 8/1/2034(a)	68		71
Pool # 790964, ARM, 4.34%, 9/1/2034(a)	63		66
Pool # 794797, ARM, 4.08%, 10/1/2034(a)	83		85

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 735740, ARM, 4.26%, 10/1/2034(a)	160		167
Pool # 803594, ARM, 4.37%, 10/1/2034(a)	89		93
Pool # 803599, ARM, 4.37%, 10/1/2034(a)	169		176
Pool # 896463, ARM, 4.62%, 10/1/2034(a)	190		201
Pool # 810896, ARM, 4.06%, 1/1/2035(a)	814		840
Pool # 816594, ARM, 4.04%, 2/1/2035(a)	52		53
Pool # 735513, ARM, 4.08%, 2/1/2035(a)	49		51
Pool # 735539, ARM, 3.93%, 4/1/2035(a)	334		352
Pool # 745862, ARM, 4.19%, 4/1/2035(a)	159		168
Pool # 821378, ARM, 3.91%, 5/1/2035(a)	270		279
Pool # 821179, ARM, 4.06%, 5/1/2035(a)	28		30
Pool # 823660, ARM, 4.12%, 5/1/2035(a)	52		54
Pool # 745766, ARM, 4.19%, 6/1/2035(a)	74		76
Pool # 832801, ARM, 4.36%, 9/1/2035(a)	68		72
Pool # 849251, ARM, 4.04%, 1/1/2036(a)	77		78
Pool # 920843, ARM, 5.02%, 3/1/2036(a)	1,195		1,277
Pool # 872825, ARM, 4.55%, 6/1/2036(a)	238		251
Pool # 892868, ARM, 4.52%, 7/1/2036(a)	128		135
Pool # 886558, ARM, 4.60%, 8/1/2036(a)	68		72
Pool # 920547, ARM, 4.10%, 9/1/2036(a)	168		174
Pool # 894239, ARM, 4.48%, 10/1/2036(a)	96		100
Pool # 900191, ARM, 4.83%, 10/1/2036(a)	66		70
Pool # 902818, ARM, 4.75%, 11/1/2036(a)	23		24
Pool # 902955, ARM, 4.66%, 12/1/2036(a)	97		102
Pool # 905189, ARM, 4.81%, 12/1/2036(a)	24		25
Pool # 995919, ARM, 4.41%, 7/1/2037(a)	192		201
Pool # 938346, ARM, 4.50%, 7/1/2037(a)	50		53
Pool # AD0085, ARM, 4.17%, 11/1/2037(a)	92		96
Pool # AD0179, ARM, 4.37%, 12/1/2037(a)	105		110
Pool # 966946, ARM, 3.79%, 1/1/2038(a)	18		18
FNMA, 15 Year, Single Family
Pool # 888681, 5.00%, 12/1/2018	—	(b)	—	(b)
Pool # 742078, 4.50%, 3/1/2019	5		5
Pool # 782612, 6.00%, 7/1/2019	2		2
Pool # 725810, 6.00%, 8/1/2019	1		1
Pool # 796668, 5.50%, 9/1/2019	9		9
Pool # 735439, 6.00%, 9/1/2019	2		2
Pool # 805063, 5.00%, 1/1/2020	14		14
Pool # 888557, 5.50%, 3/1/2020	2		2
Pool # 889265, 5.50%, 6/1/2020	—	(b)	—	(b)
Pool # 826493, 5.00%, 7/1/2020	16		17
Pool # 889805, 5.50%, 7/1/2020	2		2
Pool # 735911, 6.50%, 8/1/2020	7		7
Pool # 995886, 6.00%, 4/1/2021	3		4
Pool # 938569, 6.00%, 7/1/2021	9		9
Pool # AD0142, 6.00%, 8/1/2021	9		9
Pool # 901933, 7.00%, 8/1/2021	16		16
Pool # 888834, 6.50%, 4/1/2022	24		24
Pool # 995428, 5.50%, 11/1/2023	92		94
Pool # 995456, 6.50%, 2/1/2024	129		135
Pool # AD0133, 5.00%, 8/1/2024	114		118
FNMA, 20 Year, Single Family
Pool # 254002, 7.50%, 9/1/2021	5		6
Pool # 254305, 6.50%, 5/1/2022	50		54
Pool # 555791, 6.50%, 12/1/2022	67		73
Pool # 889889, 6.50%, 7/1/2024	48		52
Pool # 257055, 6.50%, 12/1/2027	136		147
Pool # AE0049, 6.00%, 9/1/2029	136		146
Pool # MA0602, 3.50%, 12/1/2030	1,479		1,461
Pool # AP3582, 3.50%, 8/1/2032	2,384		2,401
Pool # AL6238, 4.00%, 1/1/2035	2,371		2,428
FNMA, 30 Year, FHA/VA
Pool # 550294, 11.00%, 4/1/2019	—	(b)	—	(b)
Pool # 544983, 9.00%, 11/1/2024	2		2

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 547543, 9.00%, 10/1/2025	1	1
Pool # 535183, 8.00%, 6/1/2028	26	28
Pool # 252155, 7.00%, 10/1/2028	52	57
Pool # 252334, 6.50%, 2/1/2029	134	145
Pool # 252409, 6.50%, 3/1/2029	120	130
Pool # 253275, 8.50%, 3/1/2030	2	2
Pool # 535442, 8.50%, 6/1/2030	3	3
Pool # 787741, 9.00%, 8/1/2030	26	28
Pool # 736113, 9.00%, 6/1/2031	2	2
Pool # 653815, 7.00%, 2/1/2033	23	23
Pool # 752786, 6.00%, 9/1/2033	42	45
Pool # 954255, 6.50%, 8/1/2037	842	922
Pool # 931717, 6.50%, 8/1/2039	361	392
FNMA, 30 Year, Single Family
Pool # 479469, 10.00%, 2/1/2024	1	1
Pool # 689977, 8.00%, 3/1/2027	32	35
Pool # 695533, 8.00%, 6/1/2027	15	16
Pool # 756020, 8.50%, 12/1/2027	14	14
Pool # 756015, 8.00%, 7/1/2028	4	4
Pool # 457268, 9.50%, 7/1/2028	2	2
Pool # 527285, 7.00%, 11/1/2028	9	10
Pool # 755973, 8.00%, 11/1/2028	135	151
Pool # 455759, 6.00%, 12/1/2028	24	26
Pool # 776702, 4.50%, 5/1/2029	16	16
Pool # 889020, 6.50%, 11/1/2029	160	176
Pool # 567036, 8.50%, 2/1/2030	39	40
Pool # 598559, 6.50%, 8/1/2031	41	45
Pool # 613000, 7.00%, 11/1/2031	28	29
Pool # 610591, 7.00%, 1/1/2032	55	59
Pool # 788150, 6.00%, 3/1/2032	40	43
Pool # 644694, 7.00%, 5/1/2032	17	17
Pool # 649734, 7.00%, 6/1/2032	33	34
Pool # 649624, 7.00%, 8/1/2032	9	9
Pool # 668825, 7.00%, 8/1/2032	12	12
Pool # 682078, 5.50%, 11/1/2032	270	291
Pool # 668562, 6.00%, 12/1/2032	57	62
Pool # 675555, 6.00%, 12/1/2032	28	31
Pool # AL0045, 6.00%, 12/1/2032	331	362
Pool # 357363, 5.50%, 3/1/2033	477	518
Pool # 674349, 6.00%, 3/1/2033	23	24
Pool # 688625, 6.00%, 3/1/2033	38	41
Pool # 688655, 6.00%, 3/1/2033	33	35
Pool # 695584, 6.00%, 3/1/2033	20	21
Pool # 702901, 6.00%, 5/1/2033	293	323
Pool # 695403, 5.00%, 6/1/2033	174	184
Pool # 995656, 7.00%, 6/1/2033	260	296
Pool # 723852, 5.00%, 7/1/2033	86	91
Pool # 729296, 5.00%, 7/1/2033	205	217
Pool # 726912, 4.00%, 8/1/2033	10	10
Pool # 753696, 4.00%, 8/1/2033	30	30
Pool # 729379, 6.00%, 8/1/2033	46	49
Pool # 726914, 6.50%, 8/1/2033	51	56
Pool # 737825, 6.00%, 9/1/2033	60	65
Pool # AA7943, 4.00%, 10/1/2033	501	507
Pool # 750977, 4.50%, 11/1/2033	68	71
Pool # 725017, 5.50%, 12/1/2033	405	442
Pool # 759424, 5.50%, 1/1/2034	92	100
Pool # 751182, 5.50%, 3/1/2034	78	85
Pool # 751341, 5.50%, 3/1/2034	26	28
Pool # 767378, 5.50%, 3/1/2034	45	49
Pool # 776565, 4.00%, 4/1/2034	450	455
Pool # AC1317, 4.50%, 9/1/2034	402	416
Pool # 820347, 5.00%, 9/1/2035	74	79

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 745281, 6.00%, 1/1/2036	62		68
Pool # 888417, 6.50%, 1/1/2036	133		148
Pool # 833629, 7.00%, 3/1/2036	42		45
Pool # 893268, 6.50%, 8/1/2036	73		79
Pool # 833657, 7.50%, 8/1/2036	33		36
Pool # AA0922, 6.00%, 9/1/2036	387		423
Pool # 878225, 6.50%, 10/1/2036	148		167
Pool # 985683, 8.00%, 10/1/2036	99		110
Pool # 888476, 7.50%, 5/1/2037	76		88
Pool # 945870, 6.50%, 8/1/2037	86		96
Pool # 946338, 7.00%, 9/1/2037	74		81
Pool # 888707, 7.50%, 10/1/2037	176		206
Pool # 889883, 6.50%, 3/1/2038	159		178
Pool # AC9081, 6.50%, 9/1/2038	188		210
Pool # 909236, 7.00%, 9/1/2038	434		495
Pool # 934591, 7.00%, 10/1/2038	102		119
Pool # AB2869, 6.00%, 11/1/2038	404		446
Pool # 995504, 7.50%, 11/1/2038	49		57
Pool # 257510, 7.00%, 12/1/2038	214		245
Pool # AD0753, 7.00%, 1/1/2039	443		503
Pool # 890661, 7.00%, 2/1/2039	2,156		2,438
Pool # AD0780, 7.50%, 4/1/2039	726		795
Pool # AD6377, 5.50%, 5/1/2040	247		266
Pool # AR8128, 3.50%, 3/1/2043	2,354		2,328
Pool # AB9944, 3.00%, 7/1/2043	4,621		4,435
Pool # AL8256, 3.00%, 8/1/2043	4,858		4,674
Pool # AZ8089, 4.00%, 7/1/2045	2,885		2,911
Pool # BA2343, 4.00%, 9/1/2045	5,785		5,838
Pool # BC9441, 3.50%, 4/1/2046	622		612
Pool # BC6982, 4.00%, 4/1/2046	4,137		4,175
Pool # BD0299, 3.50%, 5/1/2046	863		849
Pool # BC1249, 3.50%, 6/1/2046	871		857
Pool # BD1243, 3.50%, 6/1/2046	941		924
Pool # BD3066, 3.50%, 7/1/2046	2,959		2,913
Pool # BD3088, 3.50%, 7/1/2046	1,127		1,109
Pool # BD7764, 3.50%, 9/1/2046	2,327		2,290
Pool # BE5870, 3.50%, 1/1/2047	5,646		5,543
Pool # BH4665, 4.00%, 6/1/2047	3,321		3,352
Pool # BM3500, 4.00%, 9/1/2047	4,341		4,381
Pool # BJ1778, 4.50%, 10/1/2047	2,539		2,630
Pool # BE8351, 4.00%, 2/1/2048	3,799		3,829
Pool # BK7006, 4.50%, 6/1/2048	2,700		2,791
Pool # BD9084, 4.50%, 7/1/2048	2,298		2,393
Pool # BN1829, 4.50%, 10/1/2048	4,490		4,651
FNMA, Other
Pool # AE0134, 4.40%, 2/1/2020	731		739
Pool # AE0136, 4.38%, 4/1/2020	2,266		2,301
Pool # 465659, 3.74%, 7/1/2020	1,290		1,302
Pool # 465578, 3.93%, 7/1/2020	1,443		1,460
Pool # 465491, 4.07%, 7/1/2020	7,187		7,285
Pool # 465769, 3.96%, 8/1/2020	2,712		2,746
Pool # 100120, 11.00%, 8/20/2020	—	(b)	—	(b)
Pool # 465936, 3.60%, 9/1/2020	2,610		2,630
Pool # 466090, 3.28%, 10/1/2020	2,677		2,677
Pool # 466030, 3.29%, 10/1/2020	1,822		1,825
Pool # FN0008, 3.38%, 10/1/2020	382		384
Pool # 466386, 3.43%, 10/1/2020	2,606		2,619
Pool # 465721, 4.04%, 10/1/2020	1,600		1,625
Pool # 466436, 3.27%, 11/1/2020	1,849		1,852
Pool # 466430, 3.37%, 11/1/2020	3,415		3,428
Pool # FN0022, 3.54%, 12/1/2020	1,373		1,381
Pool # 466689, 3.59%, 12/1/2020	686		692
Pool # 466836, 3.87%, 1/1/2021	2,873		2,914

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 466919, 3.93%, 1/1/2021	1,857		1,885
Pool # FN0003, 4.28%, 1/1/2021	659		674
Pool # 467264, 4.33%, 2/1/2021	1,375		1,406
Pool # 467278, 4.35%, 2/1/2021	1,836		1,877
Pool # 467344, 4.48%, 2/1/2021	1,778		1,822
Pool # 467944, 4.25%, 4/1/2021	2,000		2,045
Pool # 467630, 4.30%, 4/1/2021	1,378		1,409
Pool # 468243, 3.97%, 6/1/2021	2,246		2,283
Pool # 468237, 4.02%, 6/1/2021	3,000		3,055
Pool # 468066, 4.30%, 6/1/2021	1,380		1,414
Pool # 468043, 4.31%, 6/1/2021	7,071		7,264
Pool # 468102, 4.34%, 6/1/2021	9,000		9,236
Pool # 458063, 9.84%, 6/15/2021	—	(b)	—	(b)
Pool # 468614, 3.86%, 7/1/2021	2,196		2,235
Pool # 468667, 3.94%, 7/1/2021	4,000		4,068
Pool # 468491, 3.95%, 7/1/2021	12,238		12,445
Pool # 468665, 3.97%, 7/1/2021	3,118		3,172
Pool # 468651, 3.99%, 7/1/2021	1,761		1,792
Pool # 468564, 4.06%, 7/1/2021	7,718		7,870
Pool # 468128, 4.33%, 7/1/2021	1,166		1,197
Pool # 468699, 4.05%, 8/1/2021	2,950		3,008
Pool # AM6602, 2.63%, 9/1/2021	600		591
Pool # 469204, 3.89%, 9/1/2021	4,827		4,907
Pool # AM7314, 2.63%, 11/1/2021	2,000		1,972
Pool # 469552, 3.43%, 11/1/2021	2,299		2,314
Pool # 469873, 3.03%, 12/1/2021	7,170		7,139
Pool # 469074, 3.83%, 12/1/2021	6,200		6,316
Pool # AM7739, 2.40%, 1/1/2022	670		655
Pool # 470324, 3.03%, 1/1/2022	4,098		4,080
Pool # 470166, 3.09%, 1/1/2022	6,752		6,734
Pool # 470302, 3.13%, 1/1/2022	1,748		1,745
Pool # 470350, 3.24%, 1/1/2022	4,629		4,636
Pool # 470546, 2.99%, 2/1/2022	2,141		2,129
Pool # 470202, 3.14%, 2/1/2022	2,627		2,624
Pool # 470251, 3.20%, 2/1/2022	3,624		3,626
Pool # 470622, 2.75%, 3/1/2022	4,383		4,344
Pool # 923803, 5.00%, 4/1/2022	10		11
Pool # 471274, 2.86%, 5/1/2022	3,529		3,488
Pool # 471177, 2.94%, 5/1/2022	3,524		3,497
Pool # 471199, 3.00%, 5/1/2022	2,813		2,797
Pool # 471151, 3.02%, 5/1/2022	4,458		4,435
Pool # 471313, 3.08%, 5/1/2022	2,206		2,199
Pool # 471190, 3.12%, 5/1/2022	3,362		3,355
Pool # 471599, 2.60%, 6/1/2022	4,747		4,660
Pool # 471747, 2.76%, 6/1/2022	7,000		6,860
Pool # 471674, 2.79%, 6/1/2022	2,000		1,972
Pool # 471735, 2.79%, 6/1/2022	2,356		2,323
Pool # 471256, 2.98%, 6/1/2022	3,000		2,980
Pool # 471839, 2.67%, 7/1/2022	5,242		5,147
Pool # 471947, 2.75%, 7/1/2022	1,695		1,675
Pool # 471893, 2.83%, 7/1/2022	5,125		5,050
Pool # 471828, 2.65%, 8/1/2022	8,320		8,140
Pool # 471871, 2.86%, 8/1/2022	3,987		3,932
Pool # AM0757, 2.47%, 9/1/2022	1,317		1,284
Pool # 471901, 2.90%, 9/1/2022	2,825		2,799
Pool # AM0903, 2.53%, 10/1/2022	3,903		3,820
Pool # AM0904, 2.53%, 10/1/2022	4,915		4,811
Pool # AM1196, 2.37%, 11/1/2022	4,103		3,991
Pool # AM0585, 2.38%, 11/1/2022	1,785		1,737
Pool # AM1492, 2.47%, 11/1/2022	1,500		1,463
Pool # AM1619, 2.34%, 12/1/2022	4,307		4,174
Pool # AM0811, 2.42%, 12/1/2022	3,111		3,030

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # AM1835, 2.53%, 12/1/2022	2,000	1,954
Pool # AM7303, 2.66%, 12/1/2022	1,968	1,928
Pool # AM1922, 2.15%, 1/1/2023	3,850	3,710
Pool # AM2111, 2.34%, 1/1/2023	3,308	3,211
Pool # AM2859, 2.65%, 3/1/2023	2,000	1,954
Pool # AM3069, 2.64%, 4/1/2023	1,826	1,782
Pool # AM3563, 2.51%, 6/1/2023	894	872
Pool # AM3990, 3.74%, 7/1/2023	969	992
Pool # AM4066, 3.59%, 8/1/2023	3,000	3,037
Pool # AM4044, 3.49%, 9/1/2023	6,201	6,249
Pool # AM4716, 3.38%, 12/1/2023	1,479	1,484
Pool # AM7024, 2.90%, 12/1/2024	1,000	975
Pool # AM7589, 2.95%, 12/1/2024	1,970	1,930
Pool # AM7290, 2.97%, 12/1/2024	1,165	1,141
Pool # AM7576, 3.04%, 12/1/2024	2,000	1,967
Pool # AM7124, 3.11%, 12/1/2024	4,000	3,949
Pool # AM7682, 2.84%, 1/1/2025	1,670	1,626
Pool # AM7571, 2.89%, 1/1/2025	1,510	1,471
Pool # AM8794, 3.02%, 6/1/2025	1,417	1,391
Pool # AN0029, 3.10%, 9/1/2025	2,390	2,353
Pool # AN0287, 2.95%, 11/1/2025	4,500	4,373
Pool # AM4660, 3.77%, 12/1/2025	5,000	5,082
Pool # AM6381, 3.29%, 8/1/2026	5,000	4,960
Pool # 468574, 4.55%, 8/1/2026	2,908	3,043
Pool # 468573, 4.76%, 8/1/2026	2,670	2,833
Pool # AM6808, 3.24%, 10/1/2026	2,045	2,023
Pool # AM7321, 3.12%, 11/1/2026	984	957
Pool # 469615, 4.08%, 11/1/2026	10,157	10,468
Pool # AM7118, 3.14%, 12/1/2026	1,858	1,826
Pool # AN4571, 3.07%, 2/1/2027	1,794	1,754
Pool # AN4363, 3.25%, 2/1/2027	4,364	4,304
Pool # AN4917, 3.13%, 3/1/2027	4,100	3,978
Pool # AM8529, 3.03%, 4/1/2027	1,000	968
Pool # 470893, 3.46%, 4/1/2027	2,206	2,187
Pool # AM8745, 2.81%, 5/1/2027	1,715	1,644
Pool # AM8595, 2.83%, 5/1/2027	4,000	3,794
Pool # AM8987, 2.79%, 6/1/2027	939	898
Pool # AM9169, 3.08%, 6/1/2027	2,404	2,348
Pool # AN6318, 3.18%, 8/1/2027	3,000	2,908
Pool # AM0414, 2.87%, 9/1/2027	1,300	1,234
Pool # AN9656, 3.57%, 7/1/2028	2,434	2,429
Pool # AM3894, 3.85%, 7/1/2028	1,103	1,122
Pool # AN2216, 2.64%, 8/1/2028	2,500	2,314
Pool # AN9699, 3.53%, 8/1/2028	5,350	5,286
Pool # AN2497, 2.60%, 9/1/2028	4,000	3,697
Pool # AN9248, 3.81%, 9/1/2028	5,250	5,306
Pool # AN2905, 2.55%, 10/1/2028	2,000	1,837
Pool # AN3244, 2.59%, 10/1/2028	2,000	1,831
Pool # AN3570, 2.71%, 11/1/2028	10,000	9,209
Pool # BL0418, 3.85%, 11/1/2028	5,300	5,372
Pool # AN3828, 2.67%, 12/1/2028	3,725	3,461
Pool # AN3685, 2.69%, 12/1/2028	4,020	3,682
Pool # AN4154, 3.17%, 1/1/2029	6,060	5,792
Pool # AN4349, 3.35%, 1/1/2029	2,970	2,884
Pool # AN4697, 3.22%, 2/1/2029	5,000	4,812
Pool # AN4975, 3.21%, 3/1/2029	2,065	1,983
Pool # AN5279, 3.34%, 4/1/2029	4,489	4,408
Pool # AN6158, 2.99%, 7/1/2029	2,400	2,257
Pool # AN6214, 3.03%, 7/1/2029	5,824	5,499
Pool # AN5989, 3.21%, 7/1/2029	3,000	2,867
Pool # AN6019, 3.10%, 8/1/2029	4,500	4,271
Pool # AM7018, 3.63%, 10/1/2029	1,883	1,870

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # AM7013, 3.39%, 12/1/2029	1,455	1,415
Pool # AN7947, 3.16%, 1/1/2030	2,000	1,906
Pool # AN7812, 3.03%, 2/1/2030	11,853	11,210
Pool # AN8154, 3.17%, 2/1/2030	6,375	6,082
Pool # AN8514, 3.27%, 2/1/2030	2,000	1,928
Pool # AM7516, 3.55%, 2/1/2030	2,000	1,973
Pool # AM8692, 3.03%, 4/1/2030	3,000	2,781
Pool # AN6878, 3.11%, 4/1/2030	944	897
Pool # AM8408, 3.13%, 4/1/2030	6,000	5,647
Pool # AM8889, 2.92%, 5/1/2030	3,000	2,766
Pool # AM8666, 2.96%, 6/1/2030	1,936	1,815
Pool # AM8958, 2.97%, 6/1/2030	3,000	2,763
Pool # AM9012, 3.13%, 6/1/2030	1,000	941
Pool # AM9014, 3.20%, 6/1/2030	1,500	1,421
Pool # AN9588, 3.88%, 6/1/2030	2,362	2,387
Pool # AM9320, 3.30%, 7/1/2030	1,005	955
Pool # AN9928, 3.80%, 7/1/2030	5,030	5,077
Pool # AN9888, 3.85%, 7/1/2030	11,000	11,154
Pool # AM9755, 3.32%, 8/1/2030	2,406	2,329
Pool # 387961, 3.61%, 8/1/2030	5,420	5,350
Pool # AM9676, 3.37%, 9/1/2030	1,427	1,383
Pool # AM9218, 3.39%, 9/1/2030	2,557	2,484
Pool # AN0099, 3.28%, 11/1/2030	7,200	6,861
Pool # 467096, 4.97%, 2/1/2031	3,295	3,506
Pool # AN1676, 2.99%, 5/1/2031	3,850	3,547
Pool # AI2479, 5.00%, 5/1/2031	686	724
Pool # AN1683, 3.03%, 6/1/2031	5,268	4,868
Pool # AN3620, 2.75%, 11/1/2031	6,300	5,697
Pool # AN4187, 3.49%, 1/1/2032	2,042	1,981
Pool # AN4118, 3.24%, 2/1/2032	8,000	7,524
Pool # AN4964, 3.32%, 4/1/2032	1,952	1,862
Pool # AN6123, 3.06%, 8/1/2032	800	738
Pool # AN6651, 2.94%, 10/1/2032	687	630
Pool # AD8548, 5.50%, 1/1/2033	256	268
Pool # AR7484, 3.50%, 2/1/2033	2,033	2,026
Pool # AT7117, 3.50%, 6/1/2033	2,373	2,365
Pool # 754922, 5.50%, 9/1/2033	90	96
Pool # 762520, 4.00%, 11/1/2033	387	389
Pool # AM7111, 3.57%, 11/1/2034	2,359	2,291
Pool # AM7122, 3.61%, 11/1/2034	2,334	2,294
Pool # AM9188, 3.12%, 6/1/2035	2,000	1,833
Pool # 847108, 6.50%, 10/1/2035	80	84
Pool # 881628, 5.00%, 1/1/2036	25	25
Pool # 256128, 6.00%, 2/1/2036	24	26
Pool # 868763, 6.50%, 4/1/2036	8	8
Pool # 872740, 6.50%, 6/1/2036	65	70
Pool # 907742, 7.00%, 12/1/2036	38	40
Pool # 256651, 6.00%, 3/1/2037	44	45
Pool # 888408, 6.00%, 3/1/2037	102	110
Pool # 888373, 7.00%, 3/1/2037	69	73
Pool # 888796, 6.00%, 9/1/2037	210	227
Pool # 888698, 7.00%, 10/1/2037	190	216
Pool # 953501, 7.00%, 11/1/2037	149	159
Pool # 257172, 5.50%, 4/1/2038	46	48
Pool # AD0810, 6.00%, 11/1/2039	1	1
Pool # AB1830, 3.50%, 11/1/2040	1,056	1,044
Pool # AL2606, 4.00%, 3/1/2042	901	903
Pool # AO6757, 4.00%, 6/1/2042	2,717	2,752
Pool # AO7225, 4.00%, 7/1/2042	2,018	2,043
Pool # AO9352, 4.00%, 7/1/2042	1,101	1,115
Pool # AO9353, 4.00%, 7/1/2042	1,082	1,096
Pool # AP0838, 4.00%, 7/1/2042	9,903	10,027

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # MA1125, 4.00%, 7/1/2042	936		948
Pool # MA1177, 3.50%, 9/1/2042	1,074		1,060
Pool # MA1178, 4.00%, 9/1/2042	2,469		2,501
Pool # MA1213, 3.50%, 10/1/2042	5,163		5,095
Pool # AR1397, 3.00%, 1/1/2043	1,824		1,753
Pool # AB8517, 3.00%, 2/1/2043	1,105		1,062
Pool # MA1373, 3.50%, 3/1/2043	4,859		4,795
Pool # MA1437, 3.50%, 5/1/2043	1,515		1,495
Pool # MA1442, 4.00%, 5/1/2043	3,911		3,960
Pool # MA1463, 3.50%, 6/1/2043	2,450		2,418
Pool # MA1552, 3.00%, 8/1/2043	1,303		1,252
Pool # MA1582, 3.50%, 9/1/2043	322		318
Pool # MA2434, 3.50%, 9/1/2045	1,498		1,474
Pool # MA2493, 3.50%, 12/1/2045	437		430
Pool # BC1157, 3.50%, 1/1/2046	1,149		1,130
Pool # MA2545, 3.50%, 2/1/2046	750		738
Pool # BC4832, 3.50%, 3/1/2046	802		789
Pool # AS6970, 3.50%, 4/1/2046	4,565		4,490
Pool # BC8400, 3.50%, 5/1/2046	1,061		1,044
Pool # AS7424, 3.50%, 6/1/2046	1,971		1,939
Pool # MA2658, 3.50%, 6/1/2046	6,318		6,215
GNMA I, 30 Year, Single Family
Pool # 608665, 6.50%, 8/15/2022	114		117
Pool # 313110, 7.50%, 11/15/2022	—	(b)	—	(b)
Pool # 554105, 6.50%, 3/15/2023	24		24
Pool # 345288, 7.50%, 3/15/2023	4		4
Pool # 623185, 7.00%, 8/15/2023	20		21
Pool # 628407, 6.50%, 11/15/2023	22		22
Pool # 782507, 9.50%, 10/15/2024	32		33
Pool # 441957, 6.38%, 8/15/2026	44		48
Pool # 780653, 6.50%, 10/15/2027	481		523
Pool # 450038, 7.50%, 7/15/2028	6		6
Pool # 486537, 7.50%, 9/15/2028	6		7
Pool # 486631, 6.50%, 10/15/2028	2		2
Pool # 556255, 6.50%, 10/15/2031	38		41
Pool # 569568, 6.50%, 1/15/2032	249		279
Pool # 611453, 7.00%, 4/15/2032	12		12
Pool # 569423, 7.00%, 5/15/2032	82		89
Pool # 591882, 6.50%, 7/15/2032	22		24
Pool # 552665, 7.00%, 7/15/2032	57		62
Pool # 782032, 7.00%, 10/15/2032	179		200
Pool # 591420, 7.50%, 1/15/2033	20		20
Pool # 607645, 6.50%, 2/15/2033	26		28
Pool # 604168, 6.50%, 4/15/2033	39		43
Pool # 615786, 7.00%, 5/15/2033	52		57
Pool # 781614, 7.00%, 6/15/2033	53		60
Pool # 638733, 7.00%, 3/15/2037	169		177
Pool # AT7652, 4.00%, 8/15/2046	3,193		3,266
GNMA II, 30 Year, Single Family
Pool # 1974, 8.50%, 3/20/2025	2		3
Pool # 2006, 8.50%, 5/20/2025	4		5
Pool # 2234, 8.00%, 6/20/2026	2		3
Pool # 2270, 8.00%, 8/20/2026	3		3
Pool # 2324, 8.00%, 11/20/2026	2		2
Pool # 2499, 8.00%, 10/20/2027	6		6
Pool # 2549, 7.50%, 2/20/2028	2		2
Pool # 2646, 7.50%, 9/20/2028	6		6
Pool # 737076, 6.50%, 10/20/2033	288		304
Pool # 616732, 6.50%, 9/20/2034	188		200
Pool # 748766, 6.50%, 1/20/2039	136		144
Pool # 752496, 6.50%, 1/20/2039	205		227
Pool # 783389, 6.00%, 8/20/2039	1,296		1,428
Pool # 783444, 5.50%, 9/20/2039	290		308
Pool # 783967, 4.25%, 12/20/2044	2,165		2,256

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # AK8803, 4.00%, 3/20/2046	1,840	1,869
Pool # AS8110, 3.75%, 8/20/2046	3,169	3,174
Pool # AY2381, 4.25%, 7/20/2047	1,579	1,610
Pool # AY2388, 4.25%, 9/20/2047	4,253	4,381
Pool # AY2392, 4.25%, 11/20/2047	4,564	4,751
Pool # AY2395, 4.25%, 1/20/2048	4,086	4,243
Pool # AY2404, 4.25%, 5/20/2048	5,525	5,691
Pool # BF2645, 5.50%, 5/20/2048	2,990	3,199
Pool # AY2405, 4.25%, 6/20/2048	6,802	7,007
Pool # BD0531, 5.00%, 6/20/2048	4,474	4,746
Pool # BD0532, 5.00%, 6/20/2048	3,477	3,688
Pool # BF2971, 5.00%, 6/20/2048	4,015	4,234
Pool # AY2407, 4.25%, 7/20/2048	2,714	2,796
Pool # AY2408, 4.50%, 7/20/2048	1,726	1,788
Pool # BG7397, 4.50%, 7/20/2048	1,997	2,079
Pool # BF3017, 5.00%, 7/20/2048	2,313	2,451
Pool # BI0730, 5.00%, 7/20/2048	4,757	5,057
Pool # AY2409, 4.25%, 8/20/2048	2,047	2,109
Pool # AY2410, 4.50%, 8/20/2048	1,628	1,680
Pool # BD0550, 5.00%, 8/20/2048	5,675	6,020
Pool # BG7389, 5.00%, 8/20/2048	2,493	2,643
Pool # BG7391, 5.00%, 8/20/2048	2,991	3,123
Pool # AY2412, 4.50%, 9/20/2048	6,505	6,715
GNMA II, Other
Pool # AD0018, 3.75%, 12/20/2032	1,449	1,443
Pool # 4285, 6.00%, 11/20/2038	69	71
Pool # AC0979, 4.46%, 4/20/2063(a)	2,195	2,229
Pool # AC0977, 4.43%, 5/20/2063(a)	2,278	2,310
Pool # AC0973, 4.45%, 5/20/2063(a)	1,545	1,565

TOTAL MORTGAGE-BACKED SECURITIES (Cost $928,928)		906,281

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.2%
Acre 12/15/2020‡	3,315	3,315
Alternative Loan Trust
Series 2004-J3, Class 4A1, 4.75%, 4/25/2019	7	7
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	909	940
Series 2005-J1, Class 1A4, IF, IO, 2.79%, 2/25/2035‡(a)	351	6
Series 2005-1CB, Class 1A6, IF, IO, 4.79%, 3/25/2035‡(a)	530	61
Series 2005-22T1, Class A2, IF, IO, 2.76%, 6/25/2035‡(a)	2,363	192
Series 2005-20CB, Class 3A8, IF, IO, 2.44%, 7/25/2035‡(a)	2,790	201
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	94	69
Series 2005-37T1, Class A2, IF, IO, 2.74%, 9/25/2035‡(a)	4,117	368
Series 2005-54CB, Class 1A2, IF, IO, 2.54%, 11/25/2035‡(a)	3,383	265
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	567	531
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	17	17
Series 2005-57CB, Class 3A2, IF, IO, 2.79%, 12/25/2035‡(a)	361	29
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	290	281
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	362	314
Series 2006-7CB, Class 1A2, IF, IO, 2.99%, 5/25/2036‡(a)	11,125	1,499
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	423	343
American General Mortgage Loan Trust
Series 2006-1, Class A5, 5.75%, 12/25/2035(a)(c)	25	26
Angel Oak Mortgage Trust LLC
Series 2017-1, Class A3, 3.64%, 1/25/2047(a)(c)	333	331
Antler Mortgage Trust
Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(c)	3,621	3,617
ASG Resecuritization Trust
Series 2011-1, Class 3A50, 4.20%, 11/28/2035(a)(c)	158	157
Series 2011-1, Class 2A35, 6.00%, 9/28/2036(c)	239	179
Banc of America Alternative Loan Trust
Series 2005-1, Class CBIO, IO, 5.50%, 2/25/2035‡	1,098	196
Series 2005-12, Class CBIO, IO, 5.75%, 1/25/2036‡	946	148
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034‡	79	67
Series 2004-3, Class 1A1, 5.50%, 10/25/2034	173	180
Series 2004-C, Class 1A1, 4.97%, 12/20/2034(a)	254	254

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2005-1, Class 30IO, IO, 5.50%, 2/25/2035‡	314	54
Series 2005-E, Class 4A1, 4.43%, 3/20/2035(a)	319	321
Series 2005-4, Class 30PO, PO, 8/25/2035‡	38	34
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	169	161
Series 2005-7, Class 30PO, PO, 11/25/2035‡	25	21
Series 2005-8, Class 30PO, PO, 1/25/2036‡	95	71
Banc of America Mortgage Trust
Series 2004-9, Class 3A1, 6.50%, 9/25/2032	17	18
Series 2003-C, Class 3A1, 4.19%, 4/25/2033(a)	127	128
Series 2003-J, Class 3A2, 4.76%, 11/25/2033(a)	408	410
Series 2004-C, Class 2A2, 4.15%, 4/25/2034(a)	241	242
Series 2004-J, Class 3A1, 4.87%, 11/25/2034(a)	226	227
BCAP LLC Trust
Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034(a)(c)	194	198
Series 2010-RR7, Class 2A1, 3.65%, 7/26/2045(a)(c)	1,330	1,319
Bear Stearns ALT-A Trust
Series 2005-2, Class 1A1, 2.81%, 3/25/2035(a)	46	45
Bear Stearns ARM Trust
Series 2003-4, Class 3A1, 4.45%, 7/25/2033(a)	165	166
Series 2003-7, Class 3A, 4.20%, 10/25/2033(a)	75	75
Series 2004-1, Class 12A1, 3.96%, 4/25/2034(a)	285	285
Series 2004-2, Class 14A, 3.86%, 5/25/2034(a)	127	126
Series 2006-1, Class A1, 4.91%, 2/25/2036(a)	627	630
Bear Stearns Asset-Backed Securities Trust
Series 2003-AC5, Class A1, 5.75%, 10/25/2033(d)	358	367
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates
Series 2003-9, Class 1P, PO, 11/25/2033‡	27	25
Chase Mortgage Finance Trust
Series 2007-A1, Class 9A1, 4.04%, 2/25/2037(a)	385	382
Series 2007-A1, Class 7A1, 4.26%, 2/25/2037(a)	121	121
Series 2007-A1, Class 1A3, 4.29%, 2/25/2037(a)	1,429	1,446
Series 2007-A1, Class 2A1, 4.45%, 2/25/2037(a)	121	124
Series 2007-A2, Class 2A1, 4.35%, 7/25/2037(a)	321	328
CHL Mortgage Pass-Through Trust
Series 2004-3, PO, 4/25/2034‡	24	21
Series 2004-3, Class A26, 5.50%, 4/25/2034	170	172
Series 2004-HYB1, Class 2A, 3.74%, 5/20/2034(a)	84	84
Series 2004-HYB3, Class 2A, 3.63%, 6/20/2034(a)	462	463
Series 2004-7, Class 2A1, 3.96%, 6/25/2034(a)	65	67
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	552	554
Series 2004-13, Class 1A4, 5.50%, 8/25/2034	314	320
Series 2004-HYB6, Class A3, 4.27%, 11/20/2034(a)	241	245
Series 2005-16, Class A23, 5.50%, 9/25/2035	141	134
Series 2005-22, Class 2A1, 4.08%, 11/25/2035(a)	722	635
Series 2007-4, Class 1A52, IF, IO, 3.09%, 5/25/2037‡(a)	2,304	271
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
Series 2005-6, Class APO, PO, 9/25/2035‡	41	34
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class PO1, PO, 12/25/2018‡	1	—	(b)
Series 2003-HYB1, Class A, 4.74%, 9/25/2033(a)	159	160
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 4.33%, 9/25/2033(a)(c)	370	375
Series 2009-10, Class 2A1A, 7.00%, 12/25/2035(a)(c)	145	147
Series 2015-A, Class B2, 4.50%, 6/25/2058(a)(c)	686	701
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UST1, Class PO1, PO, 12/25/2018‡	2	2
Series 2003-UST1, Class A1, 5.50%, 12/25/2018	8	8
Series 2003-1, Class WPO2, PO, 6/25/2031‡	7	7
Series 2003-1, Class WA2, 6.50%, 6/25/2031‡	7	7
Series 2003-1, Class PO3, PO, 9/25/2033‡	38	35
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	16	16
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	72	73
Series 2004-UST1, Class A6, 4.28%, 8/25/2034(a)	95	93
Series 2004-UST1, Class A3, 4.56%, 8/25/2034(a)	96	98
Series 2005-1, Class 2A1A, 3.26%, 2/25/2035(a)	159	136
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	370	376
Series 2005-5, Class 1A2, 3.97%, 8/25/2035(a)	450	364

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Conix Mortgage Asset Trust
Series 2013-1, Class A, 0.00%, 12/25/2047‡(a)(e)	1,618		195
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-5, Class 3A1, 5.25%, 8/25/2019	43		43
Series 2003-1, Class DB1, 6.72%, 2/25/2033(a)	526		545
Series 2003-AR15, Class 3A1, 4.21%, 6/25/2033(a)	326		327
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	144		148
Series 2004-AR2, Class 2A1, 3.89%, 3/25/2034(a)	462		468
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A3, 5.25%, 11/25/2033	490		496
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	293		295
Series 2003-29, Class 1A1, 6.50%, 12/25/2033	313		325
Series 2003-29, Class 5A1, 7.00%, 12/25/2033	228		245
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	240		251
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	284		294
Series 2005-4, Class 2X, IO, 5.50%, 6/25/2035‡(a)	928		110
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035‡	645		8
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 5.41%, 2/25/2020(a)	78		77
FHLMC REMIC
Series 2934, Class EC, PO, 2/15/2020	82		80
Series 2934, Class HI, IO, 5.00%, 2/15/2020	85		2
Series 2934, Class KI, IO, 5.00%, 2/15/2020	42		1
Series 30, Class D, 9.50%, 2/15/2020	—	(b)	—	(b)
Series 2347, Class VP, 6.50%, 3/15/2020	7		7
Series 2967, Class JI, IO, 5.00%, 4/15/2020	27		1
Series 23, Class F, 9.60%, 4/15/2020	—	(b)	—	(b)
Series 47, Class F, 10.00%, 6/15/2020	—	(b)	—	(b)
Series 77, Class H, 8.50%, 9/15/2020	—	(b)	—	(b)
Series 1807, Class G, 9.00%, 10/15/2020	—	(b)	—	(b)
Series 84, Class F, 9.20%, 10/15/2020	—	(b)	—	(b)
Series 81, Class A, 8.13%, 11/15/2020	—	(b)	—	(b)
Series 99, Class Z, 9.50%, 1/15/2021	—	(b)	—	(b)
Series 1045, Class G, HB, 1,066.21%, 2/15/2021	—	(b)	—	(b)
Series 1065, Class J, 9.00%, 4/15/2021	1		1
Series 1084, Class F, 3.26%, 5/15/2021(a)	—	(b)	—	(b)
Series 1079, Class S, HB, IF, 26.16%, 5/15/2021(a)	1		1
Series 1084, Class S, HB, IF, 34.85%, 5/15/2021(a)	—	(b)	—	(b)
Series 1082, Class D, HB, 1,007.78%, 5/15/2021	—	(b)	—	(b)
Series 186, Class I, HB, 1,009.50%, 8/15/2021	—	(b)	—	(b)
Series 1133, Class H, 7.00%, 9/15/2021	1		1
Series 1144, Class KB, 8.50%, 9/15/2021	3		3
Series 180, Class J, HB, 1,010.00%, 9/15/2021	—	(b)	—	(b)
Series 189, Class K, HB, 1,009.50%, 10/15/2021	—	(b)	—	(b)
Series 3688, Class CU, 6.97%, 11/15/2021(a)	80		81
Series 1172, Class L, HB, 1,181.25%, 11/15/2021(a)	—	(b)	—	(b)
Series 3511, IO, 5.00%, 12/15/2021	34		1
Series 1196, Class B, HB, IF, 1,104.54%, 1/15/2022(a)	—	(b)	—	(b)
Series 3282, Class YD, 5.50%, 2/15/2022	840		859
Series 2462, Class NB, 6.50%, 6/15/2022	64		67
Series 1343, Class LB, 7.50%, 8/15/2022	4		4
Series 1343, Class LA, 8.00%, 8/15/2022	8		8
Series 1395, Class G, 6.00%, 10/15/2022	3		3
Series 1374, Class Z, 7.00%, 10/15/2022	12		12
Series 1401, Class J, 7.00%, 10/15/2022	26		27
Series 2535, Class BK, 5.50%, 12/15/2022	33		34
Series 1470, Class F, 2.02%, 2/15/2023(a)	1		1
Series 3422, Class LI, IO, 5.00%, 2/15/2023	3		—	(b)
Series 1466, Class PZ, 7.50%, 2/15/2023	44		46
Series 1798, Class F, 5.00%, 5/15/2023	21		21
Series 1518, Class G, IF, 6.53%, 5/15/2023(a)	14		14
Series 1505, Class QB, IF, 15.38%, 5/15/2023(a)	1		2
Series 204, Class E, HB, IF, 1,429.94%, 5/15/2023(a)	—	(b)	—	(b)
Series 2033, Class J, 5.60%, 6/15/2023	76		78
Series 1526, Class L, 6.50%, 6/15/2023	8		8

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 1541, Class O, 2.44%, 7/15/2023(a)	16	16
Series 1677, Class Z, 7.50%, 7/15/2023	56	60
Series 1570, Class F, 2.52%, 8/15/2023(a)	4	4
Series 1552, Class IA, IF, 15.19%, 8/15/2023(a)	141	167
Series 1570, Class SA, HB, IF, 22.82%, 8/15/2023(a)	9	11
Series 1578, Class K, 6.90%, 9/15/2023	37	39
Series 1578, Class V, IO, 7.00%, 9/15/2023	4	1
Series 2571, Class SK, HB, IF, 24.55%, 9/15/2023(a)	23	30
Series 1591, Class PV, 6.25%, 10/15/2023	76	79
Series 1602, Class SA, IF, 15.25%, 10/15/2023(a)	15	17
Series 1813, Class I, PO, 11/15/2023	158	148
Series 1813, Class J, IF, IO, 3.75%, 11/15/2023(a)	612	33
Series 2720, Class PC, 5.00%, 12/15/2023	182	188
Series 1628, Class LZ, 6.50%, 12/15/2023	98	103
Series 1638, Class H, 6.50%, 12/15/2023	106	112
Series 2283, Class K, 6.50%, 12/15/2023	26	28
Series 1644, Class K, 6.75%, 12/15/2023	53	55
Series 1658, Class GZ, 7.00%, 1/15/2024	117	124
Series 1865, Class D, PO, 2/15/2024	6	6
Series 1760, Class ZD, 2.64%, 2/15/2024(a)	170	167
Series 2756, Class NA, 5.00%, 2/15/2024	53	55
Series 1671, Class QC, IF, 10.00%, 2/15/2024(a)	6	7
Series 1686, Class SH, IF, 14.05%, 2/15/2024(a)	3	3
Series 1699, Class FC, 2.91%, 3/15/2024(a)	7	7
Series 1695, Class EB, 7.00%, 3/15/2024	49	51
Series 2033, Class SN, HB, IF, 26.86%, 3/15/2024(a)	4	1
Series 2306, Class K, PO, 5/15/2024	10	10
Series 2306, Class SE, IF, IO, 7.46%, 5/15/2024(a)	26	4
Series 1745, Class D, 7.50%, 8/15/2024	17	18
Series 3614, Class QB, 4.00%, 12/15/2024	1,700	1,733
Series 2967, Class S, HB, IF, 21.14%, 4/15/2025(a)	38	44
Series 3022, Class SX, IF, 11.11%, 8/15/2025(a)	57	61
Series 1829, Class ZB, 6.50%, 3/15/2026	29	31
Series 1863, Class Z, 6.50%, 7/15/2026	64	67
Series 1899, Class ZE, 8.00%, 9/15/2026	30	33
Series 1963, Class Z, 7.50%, 1/15/2027	27	30
Series 2470, Class SL, IF, 9.00%, 1/15/2027(a)	13	13
Series 1985, Class PR, IO, 8.00%, 7/15/2027	9	1
Series 2065, Class PX, IO, 0.75%, 8/17/2027	4,544	77
Series 1987, Class PE, 7.50%, 9/15/2027	14	15
Series 2038, Class PN, IO, 7.00%, 3/15/2028	7	1
Series 2042, Class T, 7.00%, 3/15/2028	6	6
Series 2040, Class PE, 7.50%, 3/15/2028	66	73
Series 2060, Class Z, 6.50%, 5/15/2028	23	25
Series 2061, Class DC, IO, 6.50%, 6/15/2028	53	6
Series 2075, Class PH, 6.50%, 8/15/2028	141	152
Series 2086, Class GB, 6.00%, 9/15/2028	23	25
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	11	1
Series 2111, Class SB, IF, IO, 5.19%, 1/15/2029(a)	129	15
Series 2110, Class PG, 6.00%, 1/15/2029	94	101
Series 2125, Class JZ, 6.00%, 2/15/2029	35	37
Series 2130, Class QS, 6.00%, 3/15/2029	78	83
Series 2132, Class ZL, 6.50%, 3/15/2029	21	22
Series 2132, Class SB, HB, IF, 20.59%, 3/15/2029(a)	14	20
Series 2141, IO, 7.00%, 4/15/2029	3	—	(b)
Series 2303, Class ZN, 8.50%, 4/15/2029	206	229
Series 2163, Class PC, IO, 7.50%, 6/15/2029	11	1
Series 2178, Class PB, 7.00%, 8/15/2029	22	24
Series 2201, Class C, 8.00%, 11/15/2029	35	39
Series 2204, Class GB, IO, 8.00%, 12/20/2029‡(a)	3	3
Series 2209, Class TC, 8.00%, 1/15/2030	123	140
Series 2210, Class Z, 8.00%, 1/15/2030	67	77

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2224, Class CB, 8.00%, 3/15/2030	20	23
Series 2247, Class Z, 7.50%, 8/15/2030	17	18
Series 2256, Class MC, 7.25%, 9/15/2030	73	82
Series 2254, Class Z, 9.00%, 9/15/2030	125	148
Series 2259, Class ZM, 7.00%, 10/15/2030	74	82
Series 2271, Class PC, 7.25%, 12/15/2030	100	112
Series 2296, Class PD, 7.00%, 3/15/2031	31	34
Series 2303, Class ZD, 7.00%, 4/15/2031	444	496
Series 2694, Class BA, 4.00%, 6/15/2031	30	30
Series 2359, Class ZB, 8.50%, 6/15/2031	68	78
Series 2388, Class UZ, 8.50%, 6/15/2031	26	29
Series 2344, Class ZD, 6.50%, 8/15/2031	197	223
Series 2344, Class ZJ, 6.50%, 8/15/2031	21	23
Series 2345, Class NE, 6.50%, 8/15/2031	13	14
Series 2372, Class F, 2.81%, 10/15/2031(a)	16	16
Series 2367, Class ZK, 6.00%, 10/15/2031	261	283
Series 2368, Class AS, IF, 14.93%, 10/15/2031(a)	7	9
Series 2383, Class FD, 2.81%, 11/15/2031(a)	15	15
Series 2399, Class TH, 6.50%, 1/15/2032	218	239
Series 2494, Class SX, IF, IO, 4.69%, 2/15/2032(a)	531	69
Series 2410, Class QX, IF, IO, 6.34%, 2/15/2032(a)	41	8
Series 2410, Class OE, 6.38%, 2/15/2032	49	52
Series 2410, Class QS, IF, 13.50%, 2/15/2032(a)	49	59
Series 2433, Class SA, IF, 14.93%, 2/15/2032(a)	108	139
Series 2431, Class F, 2.81%, 3/15/2032(a)	729	731
Series 2464, Class FE, 3.31%, 3/15/2032(a)	167	172
Series 2444, Class ES, IF, IO, 5.64%, 3/15/2032(a)	46	7
Series 2450, Class SW, IF, IO, 5.69%, 3/15/2032(a)	52	8
Series 2423, Class MC, 7.00%, 3/15/2032	58	64
Series 2423, Class MT, 7.00%, 3/15/2032	70	78
Series 3688, Class NI, IO, 5.00%, 4/15/2032	396	8
Series 2434, Class TC, 7.00%, 4/15/2032	72	79
Series 2436, Class MC, 7.00%, 4/15/2032	121	132
Series 2450, Class GZ, 7.00%, 5/15/2032	55	62
Series 3393, Class JO, PO, 9/15/2032	205	179
Series 2513, Class ZC, 5.50%, 10/15/2032	160	173
Series 2517, Class Z, 5.50%, 10/15/2032	129	132
Series 2835, Class QO, PO, 12/15/2032	64	54
Series 2552, Class FP, 3.31%, 1/15/2033(a)	981	1,004
Series 2557, Class HL, 5.30%, 1/15/2033	605	649
Series 2994, Class FC, 2.71%, 2/15/2033(a)	72	72
Series 2586, Class WI, IO, 6.50%, 3/15/2033	178	40
Series 2611, Class SQ, IF, 8.39%, 5/15/2033(a)	41	46
Series 2631, Class SA, IF, 10.62%, 6/15/2033(a)	32	36
Series 2692, Class SC, IF, 8.67%, 7/15/2033(a)	100	109
Series 2671, Class S, IF, 10.53%, 9/15/2033(a)	52	60
Series 2725, Class SC, IF, 5.63%, 11/15/2033(a)	158	160
Series 2722, Class PF, 2.91%, 12/15/2033(a)	1,283	1,291
Series 2802, Class ZY, 6.00%, 5/15/2034	247	252
Series 3318, Class BT, IF, 7.00%, 5/15/2034(a)	1,672	1,777
Series 2990, Class SL, IF, 16.04%, 6/15/2034(a)	74	82
Series 3611, PO, 7/15/2034	256	216
Series 3305, Class MB, IF, 4.79%, 7/15/2034(a)	88	93
Series 3659, Class VG, 5.00%, 9/15/2034	5,900	6,127
Series 2949, Class YZ, 5.50%, 3/15/2035	7,848	8,454
Series 3077, Class TO, PO, 4/15/2035	198	178
Series 2990, Class WP, IF, 11.08%, 6/15/2035(a)	3	4
Series 3035, Class Z, 5.85%, 9/15/2035	1,094	1,200
Series 3117, Class EO, PO, 2/15/2036	159	134
Series 3117, Class OG, PO, 2/15/2036	207	184
Series 3117, Class OK, PO, 2/15/2036	161	135
Series 3143, Class BC, 5.50%, 2/15/2036	302	322
Series 3122, Class OH, PO, 3/15/2036	35	30

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 3134, PO, 3/15/2036	24	20
Series 3152, Class MO, PO, 3/15/2036	299	253
Series 3122, Class ZB, 6.00%, 3/15/2036	23	31
Series 3138, PO, 4/15/2036	98	85
Series 3607, Class AO, PO, 4/15/2036	211	175
Series 3607, Class BO, PO, 4/15/2036	211	178
Series 3137, Class XP, 6.00%, 4/15/2036	924	1,011
Series 3219, Class DI, IO, 6.00%, 4/15/2036	144	30
Series 3149, Class SO, PO, 5/15/2036	61	46
Series 3151, PO, 5/15/2036	252	212
Series 3153, Class EO, PO, 5/15/2036	143	119
Series 3210, PO, 5/15/2036	224	213
Series 3604, PO, 5/15/2036	221	195
Series 3998, Class GF, 2.76%, 5/15/2036(a)	1,202	1,207
Series 3171, Class MO, PO, 6/15/2036	156	138
Series 3179, Class OA, PO, 7/15/2036	114	98
Series 3194, Class SA, IF, IO, 4.79%, 7/15/2036(a)	56	3
Series 3200, PO, 8/15/2036	192	164
Series 3232, Class ST, IF, IO, 4.39%, 10/15/2036(a)	215	28
Series 3237, Class AO, PO, 11/15/2036	269	229
Series 3704, Class DT, 7.50%, 11/15/2036	1,135	1,283
Series 3704, Class ET, 7.50%, 12/15/2036	852	985
Series 3260, Class CS, IF, IO, 3.83%, 1/15/2037(a)	136	17
Series 3262, Class SG, IF, IO, 4.09%, 1/15/2037(a)	43	4
Series 3274, Class JO, PO, 2/15/2037	44	39
Series 3274, Class MO, PO, 2/15/2037	88	77
Series 3275, Class FL, 2.75%, 2/15/2037(a)	43	43
Series 3288, Class GS, IF, 3.68%, 3/15/2037(a)	37	37
Series 3290, Class SB, IF, IO, 4.14%, 3/15/2037(a)	358	40
Series 3373, Class TO, PO, 4/15/2037	188	158
Series 3316, Class JO, PO, 5/15/2037	29	26
Series 3607, PO, 5/15/2037	533	445
Series 3322, Class NS, IF, 7.00%, 5/15/2037(a)	997	1,101
Series 3759, Class HI, IO, 4.00%, 8/15/2037	283	5
Series 3371, Class FA, 2.91%, 9/15/2037(a)	60	60
Series 3760, Class GI, IO, 4.00%, 10/15/2037	97	1
Series 3385, Class SN, IF, IO, 3.69%, 11/15/2037(a)	139	11
Series 3387, Class SA, IF, IO, 4.11%, 11/15/2037(a)	262	23
Series 3422, Class AI, IO, 0.25%, 1/15/2038(d)	1,050	8
Series 3404, Class SC, IF, IO, 3.69%, 1/15/2038(a)	387	44
Series 3451, Class SA, IF, IO, 3.74%, 5/15/2038(a)	102	10
Series 3537, Class MI, IO, 5.00%, 6/15/2038	676	115
Series 3461, Class LZ, 6.00%, 6/15/2038	126	137
Series 3481, Class SJ, IF, IO, 3.54%, 8/15/2038(a)	538	54
Series 3895, Class WA, 5.72%, 10/15/2038(a)	323	348
Series 3511, Class SA, IF, IO, 3.69%, 2/15/2039(a)	122	14
Series 3546, Class A, 4.08%, 2/15/2039(a)	75	77
Series 3531, Class SA, IF, IO, 3.99%, 5/15/2039(a)	408	21
Series 3549, Class FA, 3.51%, 7/15/2039(a)	69	70
Series 4580, Class PT, 7.07%, 8/15/2039(a)	2,524	2,752
Series 3572, Class JS, IF, IO, 4.49%, 9/15/2039(a)	508	54
Series 3795, Class EI, IO, 5.00%, 10/15/2039	1,016	133
Series 3621, PO, 1/15/2040	365	309
Series 3621, Class BO, PO, 1/15/2040	265	227
Series 3623, Class LO, PO, 1/15/2040	347	299
Series 3632, Class BS, IF, 9.81%, 2/15/2040(a)	1,092	1,235
Series 3714, Class IP, IO, 5.00%, 8/15/2040	1,738	312
Series 3966, Class BF, 2.81%, 10/15/2040(a)	1,157	1,164
Series 3740, Class SC, IF, IO, 3.69%, 10/15/2040(a)	859	97
Series 3747, Class PY, 4.00%, 10/15/2040	1,500	1,502
Series 3747, Class CY, 4.50%, 10/15/2040	2,373	2,513
Series 3753, PO, 11/15/2040	2,409	1,913
Series 3789, Class EZ, 4.00%, 11/15/2040	410	409
Series 3770, Class PY, 5.00%, 12/15/2040	1,655	1,811
Series 3860, Class PZ, 5.00%, 5/15/2041	2,908	3,155
Series 3852, Class QN, IF, 5.50%, 5/15/2041(a)	172	172
Series 3852, Class TP, IF, 5.50%, 5/15/2041(a)	343	364

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 3966, Class NA, 4.00%, 12/15/2041	2,365		2,435
Series 4015, Class MY, 3.50%, 3/15/2042	1,000		982
Series 4126, Class JB, 2.50%, 11/15/2042	321		281
Series 4177, Class MQ, 2.50%, 3/15/2043	1,000		904
Series 4274, Class EM, 4.00%, 11/15/2043	1,000		1,016
Series 4280, Class EO, PO, 12/15/2043	1,966		1,511
Series 4281, Class OB, PO, 12/15/2043	2,117		1,598
FHLMC STRIPS
Series 16, Class B, IO, 10.00%, 6/1/2020	—	(b)	—	(b)
Series 243, Class 16, IO, 4.50%, 11/15/2020	15		—	(b)
Series 243, Class 17, IO, 4.50%, 12/15/2020	31		1
Series 134, Class B, IO, 9.00%, 4/1/2022	1		—	(b)
Series 191, IO, 8.00%, 1/1/2028	692		141
Series 197, PO, 4/1/2028	274		244
Series 233, Class 11, IO, 5.00%, 9/15/2035	326		62
Series 233, Class 12, IO, 5.00%, 9/15/2035	189		41
Series 233, Class 13, IO, 5.00%, 9/15/2035	442		92
Series 239, Class S30, IF, IO, 5.39%, 8/15/2036(a)	615		98
Series 262, Class 35, 3.50%, 7/15/2042	17,945		17,785
Series 299, Class 300, 3.00%, 1/15/2043	1,013		988
Series 310, PO, 9/15/2043	2,287		1,788
FHLMC Structured Pass-Through Securities Certificates
Series T-41, Class 3A, 5.51%, 7/25/2032(a)	214		225
Series T-76, Class 2A, 2.49%, 10/25/2037(a)	2,647		2,725
Series T-42, Class A5, 7.50%, 2/25/2042	755		868
Series T-51, Class 2A, 7.50%, 8/25/2042(a)	59		68
Series T-54, Class 2A, 6.50%, 2/25/2043	1,306		1,469
Series T-54, Class 3A, 7.00%, 2/25/2043	610		686
Series T-56, Class A5, 5.23%, 5/25/2043	1,129		1,171
Series T-58, Class APO, PO, 9/25/2043	95		75
Series T-51, Class 1A, 6.50%, 9/25/2043(a)	49		55
Series T-59, Class 1AP, PO, 10/25/2043	96		49
Series T-62, Class 1A1, 3.25%, 10/25/2044(a)	1,257		1,257
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 4.22%, 10/25/2034(a)	351		347
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	285		235
Series 2007-FA4, Class 1A2, IF, IO, 3.34%, 8/25/2037‡(a)	4,104		562
First Horizon Mortgage Pass-Through Trust
Series 2004-AR7, Class 2A2, 3.71%, 2/25/2035(a)	138		139
Series 2005-AR1, Class 2A2, 3.96%, 4/25/2035(a)	191		194
FN
3.82%, 10/1/2028(f)	2,550		2,575
3.95%, 10/1/2028	5,075		5,189
3.88%, 2/23/2029(f)	5,000		5,067
FNMA Grantor Trust
Series 2001-T7, Class A1, 7.50%, 2/25/2041	430		484
Series 2001-T12, Class A2, 7.50%, 8/25/2041	309		349
Series 2001-T10, PO, 12/25/2041	19		17
Series 2002-T4, Class A2, 7.00%, 12/25/2041	181		200
Series 2002-T4, Class A3, 7.50%, 12/25/2041	420		472
Series 2002-T16, Class A2, 7.00%, 7/25/2042	153		172
Series 2002-T19, Class A2, 7.00%, 7/25/2042	333		370
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	352		382
Series 2004-T3, Class PT1, 10.55%, 1/25/2044(a)	237		275
FNMA REMIC
Series 1989-27, Class Y, 6.90%, 6/25/2019	—	(b)	—	(b)
Series 1989-70, Class G, 8.00%, 10/25/2019	—	(b)	—	(b)
Series 1989-89, Class H, 9.00%, 11/25/2019	—	(b)	—	(b)
Series 1989-78, Class H, 9.40%, 11/25/2019	—	(b)	—	(b)
Series 1999-57, Class Z, 7.50%, 12/25/2019	5		5
Series 1990-60, Class K, 5.50%, 6/25/2020	—	(b)	—	(b)
Series 1990-93, Class G, 5.50%, 8/25/2020	—	(b)	—	(b)
Series 1990-102, Class J, 6.50%, 8/25/2020	5		5
Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(b)	—	(b)
Series 1990-134, Class SC, IF, 18.13%, 11/25/2020(a)	—	(b)	1
Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(b)	—	(b)
Series 1991-7, Class K, HB, 908.50%, 2/25/2021	—	(b)	—	(b)

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 1991-44, Class G, 8.50%, 5/25/2021	8		8
Series 1991-60, Class PM, HB, 1,009.00%, 6/25/2021	—	(b)	—	(b)
Series G92-7, Class JQ, 8.50%, 1/25/2022	10		11
Series G92-14, Class Z, 7.00%, 2/25/2022	1		1
Series G92-12, Class B, 7.70%, 2/25/2022	—	(b)	—	(b)
Series 2007-15, Class NO, PO, 3/25/2022	41		40
Series 1992-101, Class J, 7.50%, 6/25/2022	2		2
Series G92-42, Class Z, 7.00%, 7/25/2022	3		3
Series G92-44, Class ZQ, 8.00%, 7/25/2022	1		2
Series 1996-59, Class J, 6.50%, 8/25/2022	2		2
Series G92-54, Class ZQ, 7.50%, 9/25/2022	9		9
Series G92-62, Class B, PO, 10/25/2022	3		3
Series G92-61, Class Z, 7.00%, 10/25/2022	33		34
Series G93-1, Class KA, 7.90%, 1/25/2023	21		23
Series 1993-108, Class D, PO, 2/25/2023	—	(b)	—	(b)
Series 1993-27, Class S, IF, 6.28%, 2/25/2023(a)	18		18
Series 2003-26, Class XS, IF, IO, 4.73%, 3/25/2023(a)	11		—	(b)
Series 1993-25, Class J, 7.50%, 3/25/2023	39		42
Series 1993-31, Class K, 7.50%, 3/25/2023	6		7
Series G93-17, Class SI, IF, 6.00%, 4/25/2023(a)	15		16
Series 1993-54, Class Z, 7.00%, 4/25/2023	77		80
Series 1998-43, Class SA, IF, IO, 15.16%, 4/25/2023(a)	35		8
Series 1993-62, Class SA, IF, 18.16%, 4/25/2023(a)	4		5
Series 1993-97, Class FA, 3.57%, 5/25/2023(a)	4		4
Series 2008-47, Class SI, IF, IO, 4.18%, 6/25/2023(a)	158		5
Series 1993-162, Class F, 3.27%, 8/25/2023(a)	10		10
Series 1996-14, Class SE, IF, IO, 7.61%, 8/25/2023(a)	55		7
Series 1993-228, Class G, PO, 9/25/2023	3		3
Series 2008-76, Class GF, 2.96%, 9/25/2023(a)	4		4
Series 1993-165, Class SD, IF, 12.70%, 9/25/2023(a)	2		2
Series 2000-18, Class EC, PO, 10/25/2023	106		99
Series 1993-179, Class SB, HB, IF, 25.30%, 10/25/2023(a)	17		21
Series 1993-230, Class FA, 2.92%, 12/25/2023(a)	3		3
Series 2002-1, Class UD, IF, 16.40%, 12/25/2023(a)	24		28
Series 1994-26, Class J, PO, 1/25/2024	236		220
Series 2009-9, IO, 5.00%, 2/25/2024	107		3
Series 2009-12, IO, 4.50%, 3/25/2024	15		—	(b)
Series 1994-37, Class L, 6.50%, 3/25/2024	23		25
Series G94-7, Class PJ, 7.50%, 5/17/2024	139		149
Series 2004-53, Class NC, 5.50%, 7/25/2024	145		151
Series 1995-2, Class Z, 8.50%, 1/25/2025	9		9
Series 2006-72, Class HO, PO, 8/25/2026	90		82
Series 2006-94, Class GI, IF, IO, 4.33%, 10/25/2026(a)	1,037		78
Series 2006-94, Class GK, HB, IF, 21.67%, 10/25/2026(a)	43		54
Series G97-2, Class ZA, 8.50%, 2/17/2027	32		36
Series 1997-20, IO, 1.84%, 3/25/2027(a)	12		—	(b)
Series 1997-27, Class J, 7.50%, 4/18/2027	6		7
Series 1997-24, Class Z, 8.00%, 4/18/2027	7		8
Series 1997-46, Class Z, 7.50%, 6/17/2027	163		177
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	5		1
Series 1998-30, Class ZA, 6.50%, 5/20/2028	372		401
Series 1998-36, Class ZB, 6.00%, 7/18/2028	51		54
Series 2002-7, Class FD, 3.02%, 4/25/2029(a)	104		106
Series 1999-62, Class PB, 7.50%, 12/18/2029	41		46
Series 2000-52, IO, 8.50%, 1/25/2031	7		2
Series 2002-60, Class FA, 3.07%, 2/25/2031(a)	347		353
Series 2002-60, Class FB, 3.07%, 2/25/2031(a)	347		353
Series 2001-4, Class ZA, 6.50%, 3/25/2031	326		354
Series 2001-7, Class PF, 7.00%, 3/25/2031	25		28
Series 2002-50, Class ZA, 6.00%, 5/25/2031	514		551
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	38		8

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2001-49, Class LZ, 8.50%, 7/25/2031	76		85
Series 2001-38, Class FB, 2.82%, 8/25/2031(a)	122		123
Series 2001-36, Class DE, 7.00%, 8/25/2031	65		72
Series 2001-44, Class PD, 7.00%, 9/25/2031	28		31
Series 2001-44, Class PU, 7.00%, 9/25/2031	72		81
Series 2001-53, Class FX, 2.67%, 10/25/2031(a)	289		289
Series 2003-52, Class SX, IF, 16.00%, 10/25/2031(a)	17		22
Series 2001-61, Class Z, 7.00%, 11/25/2031	163		182
Series 2001-72, Class SX, IF, 12.07%, 12/25/2031(a)	16		19
Series 2002-1, Class SA, IF, 17.66%, 2/25/2032(a)	8		11
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032(a)	200		9
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032(a)	11		13
Series 2002-30, Class Z, 6.00%, 5/25/2032	284		308
Series 2002-37, Class Z, 6.50%, 6/25/2032	18		20
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	401		57
Series 2004-61, Class FH, 3.12%, 11/25/2032(a)	1,567		1,599
Series 2011-39, Class ZA, 6.00%, 11/25/2032	1,710		1,872
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032(a)	63		69
Series 2004-59, Class BG, PO, 12/25/2032	94		80
Series 2002-77, Class S, IF, 10.24%, 12/25/2032(a)	45		50
Series 2003-2, Class F, 3.07%, 2/25/2033(a)	687		700
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	397		44
Series 2003-22, Class UD, 4.00%, 4/25/2033	517		528
Series 2003-39, IO, 6.00%, 5/25/2033(a)	28		6
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	617		138
Series 2004-4, Class QI, IF, IO, 4.78%, 6/25/2033(a)	243		10
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	806		192
Series 2004-4, Class QM, IF, 9.57%, 6/25/2033(a)	61		65
Series 2004-36, Class SN, IF, 9.57%, 7/25/2033(a)	17		17
Series 2003-132, Class OA, PO, 8/25/2033	32		30
Series 2003-132, Class PI, IO, 5.50%, 8/25/2033	77		9
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	279		48
Series 2003-74, Class SH, IF, 6.00%, 8/25/2033(a)	27		29
Series 2003-86, Class ZA, 5.50%, 9/25/2033	285		301
Series 2003-91, Class SD, IF, 8.64%, 9/25/2033(a)	44		47
Series 2003-105, Class AZ, 5.50%, 10/25/2033	1,729		1,855
Series 2003-116, Class SB, IF, IO, 5.28%, 11/25/2033(a)	324		49
Series 2006-44, Class P, PO, 12/25/2033	615		512
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	1,856		2,043
Series 2004-87, Class F, 3.07%, 1/25/2034(a)	251		256
Series 2003-130, Class SX, IF, 8.05%, 1/25/2034(a)	23		25
Series 2003-131, Class SK, IF, 11.57%, 1/25/2034(a)	41		45
Series 2004-10, Class SC, IF, 19.34%, 2/25/2034(a)	26		26
Series 2004-46, Class EP, PO, 3/25/2034	213		191
Series 2004-28, Class PF, 2.72%, 3/25/2034(a)	532		534
Series 2004-17, Class H, 5.50%, 4/25/2034	480		522
Series 2004-25, Class SA, IF, 13.16%, 4/25/2034(a)	145		175
Series 2004-46, Class SK, IF, 10.13%, 5/25/2034(a)	62		70
Series 2004-36, Class SA, IF, 13.16%, 5/25/2034(a)	217		276
Series 2004-46, Class QB, IF, 14.74%, 5/25/2034(a)	103		124
Series 2004-50, Class VZ, 5.50%, 7/25/2034	2,201		2,323
Series 2004-51, Class SY, IF, 9.61%, 7/25/2034(a)	27		30
Series 2014-44, Class B, 2.50%, 8/25/2034	928		853
Series 2005-67, Class HG, 5.50%, 1/25/2035	114		116
Series 2005-7, Class LO, PO, 2/25/2035	692		604
Series 2005-15, Class MO, PO, 3/25/2035	131		117
Series 2005-13, Class FL, 2.72%, 3/25/2035(a)	128		129
Series 2006-60, Class DO, PO, 4/25/2035	68		66
Series 2005-74, Class SK, IF, 13.76%, 5/25/2035(a)	332		381
Series 2005-52, Class PA, 6.50%, 6/25/2035	—	(b)	—	(b)
Series 2005-56, Class S, IF, IO, 4.39%, 7/25/2035(a)	435		52
Series 2005-66, Class SV, IF, IO, 4.43%, 7/25/2035(a)	506		38

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2005-103, Class SC, IF, 6.93%, 7/25/2035(a)	302	313
Series 2005-66, Class SG, IF, 11.59%, 7/25/2035(a)	140	171
Series 2005-68, Class PG, 5.50%, 8/25/2035	404	430
Series 2005-73, Class PS, IF, 10.91%, 8/25/2035(a)	104	119
Series 2005-90, PO, 9/25/2035	198	184
Series 2005-90, Class AO, PO, 10/25/2035	66	60
Series 2010-39, Class OT, PO, 10/25/2035	205	180
Series 2005-84, Class XM, 5.75%, 10/25/2035	247	265
Series 2005-90, Class ES, IF, 11.09%, 10/25/2035(a)	401	468
Series 2005-106, Class US, IF, 16.08%, 11/25/2035(a)	256	326
Series 2006-15, Class OT, PO, 1/25/2036	18	17
Series 2006-8, Class WQ, PO, 3/25/2036	591	474
Series 2006-8, Class WN, IF, IO, 4.38%, 3/25/2036(a)	2,168	345
Series 2006-16, Class HZ, 5.50%, 3/25/2036	230	244
Series 2006-23, Class KO, PO, 4/25/2036	107	95
Series 2006-27, Class OH, PO, 4/25/2036	248	219
Series 2006-44, Class GO, PO, 6/25/2036	249	210
Series 2006-50, Class JO, PO, 6/25/2036	144	118
Series 2006-50, Class PS, PO, 6/25/2036	208	181
Series 2006-53, Class US, IF, IO, 4.26%, 6/25/2036(a)	391	52
Series 2007-101, Class A2, 2.56%, 6/27/2036(a)	366	360
Series 2006-113, PO, 7/25/2036	84	81
Series 2006-58, PO, 7/25/2036	257	217
Series 2006-58, Class AP, PO, 7/25/2036	87	75
Series 2006-65, Class QO, PO, 7/25/2036	101	86
Series 2006-56, Class FT, 3.07%, 7/25/2036(a)	963	1,040
Series 2006-63, Class ZH, 6.50%, 7/25/2036	294	326
Series 2006-72, Class GO, PO, 8/25/2036	182	159
Series 2006-72, Class TO, PO, 8/25/2036	115	102
Series 2006-79, Class DO, PO, 8/25/2036	166	145
Series 2007-7, Class SG, IF, IO, 4.18%, 8/25/2036(a)	254	51
Series 2006-77, Class PC, 6.50%, 8/25/2036	1,024	1,116
Series 2006-78, Class BZ, 6.50%, 8/25/2036	251	271
Series 2006-86, Class OB, PO, 9/25/2036	222	197
Series 2006-90, Class AO, PO, 9/25/2036	194	171
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	1,215	234
Series 2006-110, PO, 11/25/2036	124	104
Series 2006-111, Class EO, PO, 11/25/2036	71	60
Series 2006-105, Class ME, 5.50%, 11/25/2036	1,210	1,314
Series 2006-115, Class OK, PO, 12/25/2036	261	215
Series 2006-119, PO, 12/25/2036	80	70
Series 2006-118, Class A2, 2.34%, 12/25/2036(a)	165	163
Series 2006-120, Class PF, 2.57%, 12/25/2036(a)	246	246
Series 2006-117, Class GS, IF, IO, 4.33%, 12/25/2036(a)	252	31
Series 2006-120, IO, 6.50%, 12/25/2036	460	94
Series 2015-91, Class AC, 7.50%, 12/25/2036(a)	3,051	3,341
Series 2006-126, Class AO, PO, 1/25/2037	455	401
Series 2007-1, Class SD, HB, IF, 25.11%, 2/25/2037(a)	33	76
Series 2007-14, Class OP, PO, 3/25/2037	144	125
Series 2007-16, Class FC, 3.07%, 3/25/2037(a)	68	71
Series 2007-22, Class SC, IF, IO, 3.76%, 3/25/2037(a)	76	4
Series 2007-14, Class ES, IF, IO, 4.12%, 3/25/2037(a)	597	81
Series 2009-63, Class P, 5.00%, 3/25/2037	43	44
Series 2007-18, Class MZ, 6.00%, 3/25/2037	482	512
Series 2007-39, Class EF, 2.57%, 5/25/2037(a)	53	53
Series 2007-46, Class ZK, 5.50%, 5/25/2037	908	934
Series 2007-54, Class FA, 2.72%, 6/25/2037(a)	191	192
Series 2007-54, Class WI, IF, IO, 3.78%, 6/25/2037(a)	590	72
Series 2007-64, Class FB, 2.69%, 7/25/2037(a)	257	257
Series 2007-72, Class EK, IF, IO, 4.08%, 7/25/2037(a)	1,309	166
Series 2007-65, Class KI, IF, IO, 4.30%, 7/25/2037(a)	297	32
Series 2007-60, Class AX, IF, IO, 4.83%, 7/25/2037(a)	437	79

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2007-76, Class ZG, 6.00%, 8/25/2037	483	526
Series 2007-78, Class CB, 6.00%, 8/25/2037	153	167
Series 2007-79, Class SB, IF, 15.53%, 8/25/2037(a)	44	58
Series 2007-88, Class VI, IF, IO, 4.22%, 9/25/2037(a)	203	32
Series 2009-86, Class OT, PO, 10/25/2037	687	601
Series 2007-100, Class SM, IF, IO, 4.13%, 10/25/2037(a)	527	66
Series 2007-91, Class ES, IF, IO, 4.14%, 10/25/2037(a)	683	78
Series 2007-106, Class A7, 6.07%, 10/25/2037(a)	96	104
Series 2007-112, Class SA, IF, IO, 4.13%, 12/25/2037(a)	1,216	154
Series 2007-116, Class HI, IO, 1.22%, 1/25/2038(a)	1,148	40
Series 2008-1, Class BI, IF, IO, 3.59%, 2/25/2038(a)	423	45
Series 2008-12, Class CO, PO, 3/25/2038	834	694
Series 2008-16, Class IS, IF, IO, 3.88%, 3/25/2038(a)	195	24
Series 2008-10, Class XI, IF, IO, 3.91%, 3/25/2038(a)	176	17
Series 2008-20, Class SA, IF, IO, 4.67%, 3/25/2038(a)	368	54
Series 2009-79, Class UA, 7.00%, 3/25/2038	47	53
Series 2008-32, Class SA, IF, IO, 4.53%, 4/25/2038(a)	64	6
Series 2008-27, Class SN, IF, IO, 4.58%, 4/25/2038(a)	111	12
Series 2008-44, PO, 5/25/2038	22	18
Series 2008-53, Class CI, IF, IO, 4.88%, 7/25/2038(a)	176	23
Series 2011-47, Class ZA, 5.50%, 7/25/2038	658	708
Series 2008-80, Class SA, IF, IO, 3.53%, 9/25/2038(a)	343	33
Series 2008-81, Class SB, IF, IO, 3.53%, 9/25/2038(a)	196	14
Series 2008-80, Class GP, 6.25%, 9/25/2038	31	34
Series 2010-148, Class MA, 4.00%, 2/25/2039	192	194
Series 2009-6, Class GS, IF, IO, 4.23%, 2/25/2039(a)	175	25
Series 2009-4, Class BD, 4.50%, 2/25/2039	46	48
Series 2009-17, Class QS, IF, IO, 4.33%, 3/25/2039(a)	246	36
Series 2009-62, Class HJ, 6.00%, 5/25/2039	228	241
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	451	88
Series 2009-47, Class MT, 7.00%, 7/25/2039	33	36
Series 2009-69, PO, 9/25/2039	164	146
Series 2009-84, Class WS, IF, IO, 3.58%, 10/25/2039(a)	151	15
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	284	54
Series 2009-92, Class AD, 6.00%, 11/25/2039	309	329
Series 2009-99, Class SC, IF, IO, 3.86%, 12/25/2039(a)	117	12
Series 2009-103, Class MB, 4.29%, 12/25/2039(a)	993	1,063
Series 2009-99, Class WA, 6.30%, 12/25/2039(a)	576	627
Series 2009-113, Class FB, 2.87%, 1/25/2040(a)	173	175
Series 2009-112, Class ST, IF, IO, 3.93%, 1/25/2040(a)	354	41
Series 2010-23, Class KS, IF, IO, 4.78%, 2/25/2040(a)	316	28
Series 2010-1, Class WA, 6.23%, 2/25/2040(a)	1,313	1,438
Series 2010-16, Class WB, 6.22%, 3/25/2040(a)	2,048	2,269
Series 2010-16, Class WA, 6.44%, 3/25/2040(a)	1,049	1,170
Series 2010-49, Class SC, IF, 8.03%, 3/25/2040(a)	540	578
Series 2010-40, Class FJ, 2.92%, 4/25/2040(a)	293	295
Series 2010-35, Class SB, IF, IO, 4.10%, 4/25/2040(a)	296	34
Series 2010-43, Class FD, 2.92%, 5/25/2040(a)	583	590
Series 2010-42, Class S, IF, IO, 4.08%, 5/25/2040(a)	126	17
Series 2010-61, Class WA, 5.98%, 6/25/2040(a)	406	442
Series 2010-68, Class SA, IF, IO, 2.68%, 7/25/2040(a)	1,397	137
Series 2010-103, Class ME, 4.00%, 9/25/2040	1,085	1,091
Series 2010-111, Class AM, 5.50%, 10/25/2040	1,685	1,857
Series 2010-125, Class SA, IF, IO, 2.12%, 11/25/2040(a)	1,584	80
Series 2010-123, Class FL, 2.75%, 11/25/2040(a)	132	133
Series 2010-130, Class CY, 4.50%, 11/25/2040	2,721	2,842
Series 2010-147, Class SA, IF, IO, 4.21%, 1/25/2041(a)	3,017	523
Series 2011-20, Class MW, 5.00%, 3/25/2041	1,674	1,777
Series 2011-30, Class LS, IO, 1.32%, 4/25/2041(a)	1,000	46
Series 2011-75, Class FA, 2.87%, 8/25/2041(a)	219	222
Series 2011-118, Class LB, 7.00%, 11/25/2041	1,264	1,430
Series 2011-118, Class MT, 7.00%, 11/25/2041	2,148	2,430

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2011-118, Class NT, 7.00%, 11/25/2041	2,152	2,398
Series 2012-99, Class BY, 2.50%, 9/25/2042	2,563	2,244
Series 2003-7, Class A1, 6.50%, 12/25/2042	261	285
Series 2013-2, Class LZ, 3.00%, 2/25/2043	540	477
Series 2013-4, Class AJ, 3.50%, 2/25/2043	4,034	4,031
Series 2013-92, PO, 9/25/2043	2,385	1,829
Series 2013-101, Class DO, PO, 10/25/2043	2,427	1,828
Series 2013-135, PO, 1/25/2044	4,028	3,009
Series 2015-85, Class HD, 3.00%, 11/25/2045	775	674
Series 2010-103, Class SB, IF, IO, 3.78%, 11/25/2049(a)	872	66
Series 2011-2, Class WA, 5.82%, 2/25/2051(a)	249	261
Series 2011-43, Class WA, 5.75%, 5/25/2051(a)	366	394
Series 2011-58, Class WA, 5.43%, 7/25/2051(a)	584	626
Series 2012-21, Class WA, 5.60%, 3/25/2052(a)	1,179	1,266
FNMA REMIC Trust
Series 2004-W4, Class A7, 5.50%, 6/25/2034	989	1,060
Series 2007-W2, Class 1A1, 2.64%, 3/25/2037(a)	282	282
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	154	167
Series 2007-W7, Class 1A4, HB, IF, 25.29%, 7/25/2037(a)	25	36
Series 2001-W3, Class A, 7.00%, 9/25/2041(a)	572	597
Series 2002-W10, IO, 0.91%, 8/25/2042(a)	2,191	52
Series 2003-W4, Class 2A, 6.50%, 10/25/2042(a)	32	36
Series 2003-W1, Class 1A1, 5.39%, 12/25/2042(a)	236	246
Series 2003-W1, Class 2A, 5.90%, 12/25/2042(a)	154	163
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	548	610
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	238	263
Series 2006-W3, Class 1AF1, 2.56%, 10/25/2046(a)	181	181
Series 2009-W1, Class A, 6.00%, 12/25/2049	1,333	1,466
FNMA STRIPS
Series 356, Class 39, IO, 5.00%, 1/25/2020	62	1
Series 368, Class 3, IO, 4.50%, 11/25/2020	6	—	(b)
Series 213, Class 2, IO, 8.00%, 3/25/2023	88	11
Series 218, Class 2, IO, 7.50%, 4/25/2023	113	14
Series 265, Class 2, 9.00%, 3/25/2024	3	3
Series 300, Class 1, PO, 9/25/2024	116	108
Series 293, Class 1, PO, 12/25/2024	236	222
Series 285, Class 1, PO, 2/25/2027	7	6
Series 331, Class 13, IO, 7.00%, 11/25/2032	180	36
Series 345, Class 6, IO, 5.00%, 12/25/2033(a)	91	18
Series 351, Class 7, IO, 5.00%, 4/25/2034(a)	201	41
Series 356, Class 3, IO, 5.00%, 1/25/2035	251	52
Series 365, Class 8, IO, 5.50%, 5/25/2036	320	74
Series 373, Class 1, PO, 7/25/2036	1,975	1,666
Series 374, Class 5, IO, 5.50%, 8/25/2036	115	27
Series 393, Class 6, IO, 5.50%, 4/25/2037	56	10
Series 383, Class 32, IO, 6.00%, 1/25/2038	270	59
FNMA Trust
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	327	370
Series 2003-W8, Class 3F1, 2.72%, 5/25/2042(a)	216	213
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	251	274
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	207	232
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	266	294
Series 2005-W3, Class 2AF, 2.54%, 3/25/2045(a)	538	535
Series 2005-W4, Class 3A, 3.98%, 6/25/2045(a)	1,404	1,481
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	199	215
Series 2006-W2, Class 1AF1, 2.54%, 2/25/2046(a)	289	289
GMACM Mortgage Loan Trust
Series 2003-AR2, Class 2A4, 4.66%, 12/19/2033(a)	580	582
Series 2003-J8, Class A, 5.25%, 12/25/2033	27	28
Series 2005-AR3, Class 3A4, 3.91%, 6/19/2035(a)	714	697
GNMA
Series 2002-33, Class SY, IF, 9.00%, 2/26/2023(a)	10	11
Series 2008-36, Class AY, 5.00%, 4/16/2023	150	151
Series 1994-7, Class PQ, 6.50%, 10/16/2024	264	277
Series 1999-4, Class ZB, 6.00%, 2/20/2029	105	105

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2002-31, Class SE, IF, IO, 5.19%, 4/16/2030(a)	291	26
Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	7	1
Series 2000-36, Class HC, 7.33%, 11/20/2030	19	21
Series 2001-21, Class PE, 6.50%, 5/16/2031	367	400
Series 2001-36, Class S, IF, IO, 5.74%, 8/16/2031(a)	66	14
Series 2001-35, Class SA, IF, IO, 5.94%, 8/16/2031(a)	61	1
Series 2002-24, Class AG, IF, IO, 5.64%, 4/16/2032(a)	203	31
Series 2002-24, Class SB, IF, 8.46%, 4/16/2032(a)	57	61
Series 2002-24, Class Z, 8.50%, 4/16/2032	171	197
Series 2002-41, Class LS, IF, 9.00%, 6/16/2032(a)	40	49
Series 2002-45, Class QE, 6.50%, 6/20/2032	73	80
Series 2002-47, Class PG, 6.50%, 7/16/2032	88	99
Series 2010-14, Class AO, PO, 12/20/2032	56	54
Series 2003-11, Class SK, IF, IO, 5.39%, 2/16/2033(a)	351	38
Series 2008-29, PO, 2/17/2033	74	72
Series 2003-24, PO, 3/16/2033	10	9
Series 2003-41, Class ID, IO, 5.50%, 5/20/2033	341	61
Series 2003-90, PO, 10/20/2033	26	23
Series 2010-41, Class WA, 5.82%, 10/20/2033(a)	1,183	1,290
Series 2003-112, Class SA, IF, IO, 4.24%, 12/16/2033(a)	396	49
Series 2005-24, Class ST, IF, 7.50%, 1/17/2034(a)	58	58
Series 2004-28, Class S, IF, 13.31%, 4/16/2034(a)	99	127
Series 2004-46, Class AO, PO, 6/20/2034	135	115
Series 2004-73, Class AE, IF, 10.09%, 8/17/2034(a)	53	57
Series 2010-103, Class WA, 5.72%, 8/20/2034(a)	623	672
Series 2004-73, Class JL, IF, IO, 4.24%, 9/16/2034(a)	1,306	169
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034(a)	33	34
Series 2004-90, Class SI, IF, IO, 3.80%, 10/20/2034(a)	420	50
Series 2005-68, Class DP, IF, 10.87%, 6/17/2035(a)	138	152
Series 2010-14, Class CO, PO, 8/20/2035	1,010	866
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035(a)	1,329	259
Series 2005-68, Class KI, IF, IO, 4.00%, 9/20/2035(a)	801	95
Series 2005-72, Class AZ, 5.50%, 9/20/2035	944	996
Series 2005-85, IO, 5.50%, 11/16/2035	329	76
Series 2010-14, Class BO, PO, 11/20/2035	152	129
Series 2006-16, Class OP, PO, 3/20/2036	141	126
Series 2006-22, Class AO, PO, 5/20/2036	94	83
Series 2006-38, Class SW, IF, IO, 4.20%, 6/20/2036(a)	234	11
Series 2006-34, PO, 7/20/2036	83	73
Series 2006-59, Class SD, IF, IO, 4.40%, 10/20/2036(a)	122	18
Series 2011-22, Class WA, 5.89%, 2/20/2037(a)	1,663	1,828
Series 2007-57, PO, 3/20/2037	389	345
Series 2007-17, Class JO, PO, 4/16/2037	102	86
Series 2007-17, Class JI, IF, IO, 4.50%, 4/16/2037(a)	740	106
Series 2010-129, Class AW, 6.03%, 4/20/2037(a)	655	705
Series 2007-31, Class AO, PO, 5/16/2037	474	421
Series 2007-25, Class FN, 2.61%, 5/16/2037(a)	79	79
Series 2007-28, Class BO, PO, 5/20/2037	19	16
Series 2007-26, Class SC, IF, IO, 3.90%, 5/20/2037(a)	394	40
Series 2007-36, Class HO, PO, 6/16/2037	20	18
Series 2007-36, Class SE, IF, IO, 4.16%, 6/16/2037(a)	405	46
Series 2007-36, Class SG, IF, IO, 4.17%, 6/20/2037(a)	556	76
Series 2007-45, Class QA, IF, IO, 4.34%, 7/20/2037(a)	161	17
Series 2007-40, Class SD, IF, IO, 4.45%, 7/20/2037(a)	395	47
Series 2007-42, Class SB, IF, IO, 4.45%, 7/20/2037(a)	388	60
Series 2007-50, Class AI, IF, IO, 4.47%, 8/20/2037(a)	266	28
Series 2008-20, PO, 9/20/2037	84	79
Series 2007-53, Class SW, IF, 13.30%, 9/20/2037(a)	53	62
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	311	35
Series 2009-79, Class OK, PO, 11/16/2037	274	234
Series 2007-74, Class SL, IF, IO, 4.23%, 11/16/2037(a)	1,001	94
Series 2007-76, Class SA, IF, IO, 4.23%, 11/20/2037(a)	309	35

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2007-79, Class SY, IF, IO, 4.25%, 12/20/2037(a)	442	53
Series 2008-2, Class MS, IF, IO, 4.85%, 1/16/2038(a)	225	31
Series 2008-1, PO, 1/20/2038	56	48
Series 2015-137, Class WA, 5.49%, 1/20/2038(a)	502	544
Series 2008-13, Class PI, IO, 5.50%, 2/16/2038	751	156
Series 2008-10, Class S, IF, IO, 3.53%, 2/20/2038(a)	174	18
Series 2009-106, Class ST, IF, IO, 3.70%, 2/20/2038(a)	1,075	114
Series 2008-33, Class XS, IF, IO, 5.39%, 4/16/2038(a)	161	23
Series 2008-36, Class SH, IF, IO, 4.00%, 4/20/2038(a)	392	45
Series 2012-52, Class WA, 6.14%, 4/20/2038(a)	4,207	4,676
Series 2008-40, Class SA, IF, IO, 4.09%, 5/16/2038(a)	1,518	195
Series 2008-55, Class SA, IF, IO, 3.90%, 6/20/2038(a)	192	18
Series 2008-62, Class SA, IF, IO, 3.85%, 7/20/2038(a)	1,266	158
Series 2008-71, Class SC, IF, IO, 3.70%, 8/20/2038(a)	74	6
Series 2012-59, Class WA, 5.57%, 8/20/2038(a)	782	856
Series 2009-25, Class SE, IF, IO, 5.30%, 9/20/2038(a)	187	25
Series 2011-97, Class WA, 6.12%, 11/20/2038(a)	1,929	2,126
Series 2008-93, Class AS, IF, IO, 3.40%, 12/20/2038(a)	293	24
Series 2008-96, Class SL, IF, IO, 3.70%, 12/20/2038(a)	211	16
Series 2008-95, Class DS, IF, IO, 5.00%, 12/20/2038(a)	747	92
Series 2011-163, Class WA, 5.86%, 12/20/2038(a)	1,867	2,046
Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	93	8
Series 2009-6, Class SA, IF, IO, 3.79%, 2/16/2039(a)	259	29
Series 2009-10, Class SA, IF, IO, 3.65%, 2/20/2039(a)	424	41
Series 2009-24, Class DS, IF, IO, 4.00%, 3/20/2039(a)	72	1
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	1,338	261
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	261	58
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	314	82
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	99	20
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	228	51
Series 2009-102, Class SM, IF, IO, 4.09%, 6/16/2039(a)	362	11
Series 2009-43, Class SA, IF, IO, 3.65%, 6/20/2039(a)	280	29
Series 2009-42, Class SC, IF, IO, 3.78%, 6/20/2039(a)	533	54
Series 2009-64, Class SN, IF, IO, 3.79%, 7/16/2039(a)	478	42
Series 2009-54, Class JZ, 5.50%, 7/20/2039	1,834	1,991
Series 2009-67, Class SA, IF, IO, 3.74%, 8/16/2039(a)	399	38
Series 2009-72, Class SM, IF, IO, 3.94%, 8/16/2039(a)	732	85
Series 2009-104, Class AB, 7.00%, 8/16/2039	680	735
Series 2009-106, Class AS, IF, IO, 4.09%, 11/16/2039(a)	808	86
Series 2015-91, Class W, 5.24%, 5/20/2040(a)	1,511	1,616
Series 2013-75, Class WA, 5.19%, 6/20/2040(a)	774	828
Series 2011-137, Class WA, 5.56%, 7/20/2040(a)	2,575	2,802
Series 2010-130, Class CP, 7.00%, 10/16/2040	570	638
Series 2010-157, Class OP, PO, 12/20/2040	1,669	1,341
Series 2011-100, Class MY, 4.00%, 7/20/2041	2,000	2,051
Series 2012-24, Class WA, 5.57%, 7/20/2041(a)	3,711	4,049
Series 2013-26, Class AK, 4.67%, 9/20/2041(a)	1,930	2,010
Series 2014-188, Class W, 4.60%, 10/20/2041(a)	2,008	2,088
Series 2012-141, Class WA, 4.53%, 11/16/2041(a)	5,497	5,785
Series 2012-141, Class WC, 3.72%, 1/20/2042(a)	3,446	3,491
Series 2012-141, Class WB, 3.98%, 9/16/2042(a)	4,909	5,005
Series 2012-138, Class PT, 3.98%, 11/16/2042(a)	4,884	4,981
Series 2013-54, Class WA, 4.75%, 11/20/2042(a)	2,745	2,868
Series 2017-99, Class PT, 6.02%, 8/20/2044(a)	1,796	1,983
Series 2016-90, Class LI, IO, 4.00%, 7/20/2046	7,903	1,586
Series 2012-H24, Class FG, 2.70%, 4/20/2060(a)	641	641
Series 2013-H03, Class FA, 2.57%, 8/20/2060(a)	109	109
Series 2013-H05, Class FB, 2.67%, 2/20/2062(a)	151	150
Series 2013-H07, Class MA, 2.82%, 4/20/2062(a)	1,187	1,187
Series 2013-H02, Class HF, 2.57%, 11/20/2062(a)	129	129
Series 2013-H01, Class JA, 2.59%, 1/20/2063(a)	4,051	4,042
Series 2013-H04, Class SA, 2.69%, 2/20/2063(a)	2,442	2,444
Series 2013-H08, Class FC, 2.72%, 2/20/2063(a)	3,634	3,638

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2013-H08, Class BF, 2.67%, 3/20/2063(a)	1,828	1,825
Series 2013-H07, Class HA, 2.68%, 3/20/2063(a)	4,920	4,920
Series 2013-H09, Class HA, 1.65%, 4/20/2063	3,990	3,904
Series 2014-H17, Class FC, 2.77%, 7/20/2064(a)	914	917
Series 2015-H32, Class FH, 2.93%, 12/20/2065(a)	4,062	4,104
Series 2016-H13, Class FT, 2.85%, 5/20/2066(a)	4,898	4,910
Series 2016-H13, Class FD, 3.04%, 5/20/2066(a)	7,404	7,403
Series 2016-H11, Class FD, 3.06%, 5/20/2066(a)	2,167	2,183
Series 2016-H16, Class FC, 3.10%, 7/20/2066(a)	7,652	7,697
Series 2016-H26, Class FC, 3.27%, 12/20/2066(a)	1,703	1,740
Series 2017-H08, Class XI, IO, 2.08%, 3/20/2067(a)	6,999	870
Series 2017-H11, Class XI, IO, 1.89%, 5/20/2067(a)	18,903	2,189
Series 2017-H14, Class XI, IO, 1.61%, 6/20/2067(a)	8,250	794
Series 2017-H14, Class AI, IO, 1.98%, 6/20/2067(a)	10,001	1,103
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051‡	2,862	2,801
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032(a)(c)	330	319
Series 2004-4, Class 1AF, 2.71%, 6/25/2034(a)(c)	151	146
Series 2005-RP2, Class 1AF, 2.66%, 3/25/2035(a)(c)	300	281
Series 2005-RP3, Class 1AS, IO, 2.24%, 9/25/2035‡(a)(c)	832	55
Series 2005-RP3, Class 1AF, 2.66%, 9/25/2035(a)(c)	1,830	1,638
Series 2006-RP2, Class 1AS2, IF, IO, 3.79%, 4/25/2036‡(a)(c)	1,741	191
GSR Mortgage Loan Trust
Series 2003-6F, Class A2, 2.71%, 9/25/2032(a)	13	13
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	275	279
Series 2003-13, Class 1A1, 4.33%, 10/25/2033(a)	64	66
Series 2004-3F, Class 3A8, 13.50%, 2/25/2034	28	32
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	465	473
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	378	387
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	227	231
Series 2005-5F, Class 8A3, 2.81%, 6/25/2035(a)	70	67
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	702	731
Series 2006-1F, Class 1AP, PO, 2/25/2036‡	146	121
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	2,435	2,033
Headlands Residential LLC
Series 2017-RPL1, Class A, 3.88%, 8/25/2022(c)(d)	3,325	3,288
4.25%, 6/25/2023(a)	3,570	3,552
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043‡(c)	1,832	1,720
Impac CMB Trust Series 2005-2, Class 2M1, 3.09%, 4/25/2035‡(a)	82	77
Impac Secured Assets CMN Owner Trust Series 2001-8, Class A6, 6.44%, 1/25/2032	464	474
Impac Secured Assets Trust Series 2006-2, Class 2A1, 2.66%, 8/25/2036(a)	502	487
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A, 3.73%, 3/25/2036(a)	135	121
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A2, 4.61%, 11/25/2033(a)	347	355
Series 2006-A2, Class 5A3, 4.61%, 11/25/2033(a)	628	643
Series 2004-A3, Class 4A1, 4.52%, 7/25/2034(a)	100	103
Series 2006-A3, Class 6A1, 4.11%, 8/25/2034(a)	148	147
Series 2006-A2, Class 4A1, 4.48%, 8/25/2034(a)	455	459
Series 2004-A4, Class 1A1, 4.64%, 9/25/2034(a)	99	101
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	16	16
Series 2005-A1, Class 3A4, 4.33%, 2/25/2035(a)	306	313
Series 2007-A1, Class 5A2, 4.18%, 7/25/2035(a)	194	199
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.77%, 4/25/2036(a)	270	243
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	149	139
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	496	353
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.66%, 4/21/2034(a)	119	122
Series 2004-3, Class 4A2, 3.67%, 4/25/2034(a)	72	66
Series 2004-4, Class 2A1, 3.95%, 5/25/2034(a)	21	19
Series 2004-13, Class 3A7, 4.44%, 11/21/2034(a)	582	594
Series 2004-15, Class 3A1, 4.63%, 12/25/2034(a)	159	153

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	15		15
Series 2003-4, Class 2A1, 6.25%, 6/25/2033	230		236
Series 2003-8, Class 3A1, 5.50%, 12/25/2033	71		73
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	81		82
Series 2004-1, Class 30PO, PO, 2/25/2034‡	63		55
Series 2004-3, Class 30PO, PO, 4/25/2034‡	133		112
Series 2004-3, Class 30X1, IO, 6.00%, 4/25/2034‡	91		18
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	212		220
Series 2004-5, Class 30PO, PO, 6/25/2034‡	175		158
Series 2004-5, Class 30X1, IO, 6.00%, 6/25/2034‡	54		9
Series 2004-6, Class 30X1, IO, 5.50%, 7/25/2034‡	72		15
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	675		687
Series 2004-7, Class 30PO, PO, 8/25/2034‡	48		40
Series 2004-7, Class AX1, IO, 5.50%, 8/25/2034‡	237		37
Series 2005-3, Class AX2, IO, 6.00%, 4/25/2035‡	1,323		234
MASTR Asset Securitization Trust
Series 2003-11, Class 15PO, PO, 12/25/2018‡	—	(b)	—	(b)
Series 2004-4, Class 3A1, 4.50%, 4/25/2019	3		3
Series 2004-8, PO, 8/25/2019‡	3		2
Series 2004-8, Class 1A1, 4.75%, 8/25/2019	2		2
Series 2004-9, Class 5A1, 5.25%, 9/25/2019	3		3
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	51		51
Series 2004-P7, Class A6, 5.50%, 12/27/2033(c)	105		105
Series 2004-1, Class 30PO, PO, 2/25/2034‡	10		9
Series 2004-3, PO, 3/25/2034‡	11		10
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 2.66%, 5/25/2035(a)(c)	1,678		1,356
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035(c)	147		119
Merrill Lynch Mortgage Investors Trust
Series 2003-A, Class 2A2, 3.34%, 3/25/2028(a)	159		160
Series 2003-E, Class A1, 2.93%, 10/25/2028(a)	601		597
Series 2003-F, Class A1, 2.95%, 10/25/2028(a)	996		982
Series 2004-D, Class A2, 3.24%, 9/25/2029(a)	402		388
Series 2004-E, Class A2A, 3.29%, 11/25/2029(a)	212		211
Series 2003-A5, Class 2A6, 4.41%, 8/25/2033(a)	233		240
Series 2004-A4, Class A2, 4.08%, 8/25/2034(a)	370		378
Series 2004-1, Class 2A1, 4.14%, 12/25/2034(a)	299		299
Series 2005-A1, Class 3A, 4.40%, 12/25/2034(a)	38		39
Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A4, Class 2A, 4.46%, 7/25/2033(a)	103		101
ML Trust XLVII Series 47, Class Z, 8.99%, 10/20/2020‡	—	(b)	—	(b)
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.64%, 4/25/2034(a)	406		429
MortgageIT Trust Series 2005-5, Class A1, 2.57%, 12/25/2035(a)	102		101
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034(a)(c)	333		325
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	23		24
Series 2003-A1, Class A1, 5.50%, 5/25/2033	22		22
Series 2003-A1, Class A2, 6.00%, 5/25/2033	36		36
Prime Mortgage Trust
Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	314		328
Series 2004-1, Class 2A3, 5.25%, 8/25/2034	12		12
Series 2005-4, Class 2PO, PO, 10/25/2035‡	147		79
Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1, 3.90%, 5/25/2035(a)	148		145
RALI Trust
Series 2002-QS16, Class A3, IF, 11.78%, 10/25/2017(a)	—	(b)	—	(b)
Series 2003-QS3, Class A2, IF, 11.41%, 2/25/2018‡(a)	1		1
Series 2003-QS9, Class A3, IF, IO, 5.24%, 5/25/2018‡(a)	2		—	(b)
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018‡	—	(b)	—	(b)
Series 2003-QS12, Class A2A, IF, IO, 5.29%, 6/25/2018‡(a)	1		—	(b)
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	9		9
Series 2003-QS18, Class A1, 5.00%, 9/25/2018	8		8
Series 2004-QA4, Class NB3, 5.46%, 9/25/2034‡(a)	530		532

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2004-QA6, Class NB2, 4.15%, 12/26/2034(a)	133	116
Series 2005-QA6, Class A32, 5.00%, 5/25/2035(a)	843	662
Series 2005-QA10, Class A31, 4.75%, 9/25/2035(a)	118	103
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	221	204
RBSSP Resecuritization Trust
Series 2009-12, Class 1A1, 5.53%, 11/25/2033(a)(c)	234	240
Series 2009-1, Class 1A1, 6.50%, 2/26/2036(a)(c)	385	399
RCO Trust
Series 2017-INV1, Class A, 3.20%, 11/25/2052(a)(c)	3,283	3,226
Series 2017-INV1, Class M1, 3.90%, 11/25/2052‡(a)(c)	3,418	3,421
Residential Asset Securitization Trust
Series 2003-A14, Class A1, 4.75%, 2/25/2019	3	2
Series 2003-A5, Class A1, 5.50%, 6/25/2033	160	160
Series 2004-IP2, Class 1A1, 4.43%, 12/25/2034(a)	380	384
Series 2005-A2, Class A4, IF, IO, 2.74%, 3/25/2035‡(a)	2,454	133
Series 2005-A16, Class AX, IO, 5.75%, 2/25/2036‡	1,008	219
Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	368	353
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	251	210
RFMSI Trust Series 2005-SA4, Class 1A1, 4.00%, 9/25/2035(a)	165	148
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 3.06%, 4/20/2033(a)	384	376
Series 2004-8, Class A1, 3.00%, 9/20/2034(a)	649	636
Series 2004-8, Class A2, 3.25%, 9/20/2034(a)	638	632
Series 2004-9, Class A1, 2.98%, 10/20/2034(a)	1,563	1,523
Series 2004-10, Class A1A, 2.92%, 11/20/2034(a)	512	506
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 2.96%, 10/19/2034(a)	755	742
Series 2005-AR5, Class A3, 2.80%, 7/19/2035(a)	1,212	1,192
Structured Asset Securities Corp. Series 2003-37A, Class 2A, 4.42%, 12/25/2033(a)	897	900
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-33H, Class 1APO, PO, 10/25/2033‡	128	118
Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	315	320
Series 2003-34A, Class 3A3, 4.27%, 11/25/2033(a)	239	239
Series 2004-5H, Class A4, 5.54%, 12/25/2033	708	723
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 2.95%, 9/25/2043(a)	52	52
Series 2004-1, Class II2A, 2.88%, 3/25/2044‡(a)	54	52
Vendee Mortgage Trust
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	1,316	1,385
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	248	269
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	136	148
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	291	317
Series 1998-1, Class 2E, 7.00%, 3/15/2028	205	226
VOLT LXXI LLC Series 2018-NPL7, Class A1B, 4.26%, 9/25/2048‡(c)(d)	4,475	4,440
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-CB2, Class 5A, 5.00%, 7/25/2019	20	20
Series 2004-CB2, Class 7A, 5.50%, 8/25/2019	7	7
Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	20	21
Series 2003-S1, Class A5, 5.50%, 4/25/2033	288	295
Series 2003-S3, Class 1A4, 5.50%, 6/25/2033	86	88
Series 2003-AR7, Class A7, 4.15%, 8/25/2033(a)	285	292
Series 2003-AR8, Class A, 4.23%, 8/25/2033(a)	251	255
Series 2003-AR9, Class 1A6, 4.33%, 9/25/2033(a)	884	903
Series 2003-AR9, Class 2A, 4.41%, 9/25/2033(a)	211	214
Series 2003-S9, Class P, PO, 10/25/2033‡	10	9
Series 2003-AR11, Class A6, 4.32%, 10/25/2033(a)	636	642
Series 2003-S9, Class A8, 5.25%, 10/25/2033	688	694
Series 2004-AR3, Class A1, 3.96%, 6/25/2034(a)	61	62
Series 2004-AR3, Class A2, 3.96%, 6/25/2034(a)	413	420
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	1,176	1,220
Series 2006-AR10, Class 2P, 3.99%, 9/25/2036‡(a)	75	63
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-4, Class DP, PO, 6/25/2020‡	48	46
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	72	71
Series 2005-2, Class 1A4, IF, IO, 2.74%, 4/25/2035‡(a)	3,785	295

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2005-4, Class CB7, 5.50%, 6/25/2035	503	482
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	418	399
Series 2005-11, Class A4, IF, IO, 2.64%, 1/25/2036‡(a)	5,702	438
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
Series 2004-RA4, Class 1P, PO, 4/25/2019‡	2	2
Series 2004-RA2, Class 2A, 7.00%, 7/25/2033	311	337
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1, 4.47%, 6/25/2033(a)	591	597
Series 2003-K, Class 1A1, 4.69%, 11/25/2033(a)	105	107
Series 2003-K, Class 1A2, 4.69%, 11/25/2033(a)	29	29
Series 2004-B, Class A1, 4.01%, 2/25/2034(a)	56	56
Series 2005-AR16, Class 2A1, 4.21%, 2/25/2034(a)	161	165
Series 2004-I, Class 1A1, 4.56%, 7/25/2034(a)	597	610
Series 2004-S, Class A1, 4.60%, 9/25/2034(a)	872	892
Series 2004-P, Class 2A1, 4.64%, 9/25/2034(a)	1,027	1,054
Series 2004-Q, Class 1A3, 4.72%, 9/25/2034(a)	34	34
Series 2004-V, Class 1A1, 4.45%, 10/25/2034(a)	238	241
Series 2004-U, Class A1, 4.55%, 10/25/2034(a)	824	828
Series 2004-EE, Class 2A1, 4.48%, 12/25/2034(a)	283	288
Series 2004-EE, Class 2A2, 4.48%, 12/25/2034(a)	35	36
Series 2004-EE, Class 3A1, 4.53%, 12/25/2034(a)	214	221
Series 2005-AR8, Class 2A1, 4.31%, 6/25/2035(a)	234	241
Series 2005-9, Class 1APO, PO, 10/25/2035‡	49	46
Series 2007-7, Class A7, 6.00%, 6/25/2037	308	305
Series 2007-11, Class A14, 6.00%, 8/25/2037	219	213

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $441,575)		442,776

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.4%
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030(c)	1,120	1,107
Series 2014-520M, Class A, 4.33%, 8/15/2046(a)(c)	1,000	979
Series 2014-520M, Class C, 4.35%, 8/15/2046‡(a)(c)	2,500	2,268
Series 2016-FR14, Class A, 3.02%, 2/27/2048(a)(c)	5,185	4,890
BAMLL Re-REMIC Trust
Series 2016-FR16, Class A, 0.95%, 5/27/2021(a)(c)	1,985	1,835
Series 2014-FRR5, Class AK30, PO, 6/27/2045(c)	4,500	3,571
Series 2016-FR13, Class A, 1.66%, 8/27/2045(a)(c)	6,365	5,591
Series 2015-FR11, Class AK25, 2.68%, 9/27/2045(a)(c)	4,500	4,172
Series 2014-FRR5, Class A714, PO, 1/27/2047(c)	3,000	2,728
Series 2014-FRR8, Class A, 2.20%, 11/26/2047(a)(c)	3,585	2,971
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 6/5/2030(c)	966	948
Series 2012-SHOW, Class A, 3.43%, 11/5/2036(c)	4,100	4,014
Series 2012-SHOW, Class E, 4.16%, 11/5/2036(a)(c)	3,575	3,378
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030(c)	1,500	1,557
Series 2014-TWC, Class A, 3.16%, 2/13/2032(a)(c)	2,500	2,499
Series 2018-HOME, Class A, 3.94%, 4/10/2033(a)(c)	3,570	3,527
Series 2013-SFS, Class A2, 3.09%, 4/12/2035(a)(c)	1,247	1,220
Series 2006-GG7, Class AM, 5.86%, 7/10/2038(a)	193	193
Series 2013-CR9, Class XB, IO, 0.25%, 7/10/2045‡(a)(c)	140,330	1,364
Series 2012-CR2, Class XA, IO, 1.81%, 8/15/2045‡(a)	4,898	242
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	1,500	1,510
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	1,542	1,535
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	1,562	1,559
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class UESB, 4.38%, 10/15/2032‡(a)(c)	7,969	7,867
Series 2017-CX10, Class UESC, 4.38%, 10/15/2032‡(a)(c)	2,900	2,850
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037(c)	1,700	1,618
DBWF Mortgage Trust Series 2015-LCM, Class A1, 3.00%, 6/10/2034(c)	1,459	1,411
FHLMC Multifamily Structured Pass-Through Certificates
Series KJ02, Class A2, 2.60%, 9/25/2020	199	197

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
Series KJ09, Class A2, 2.84%, 9/25/2022	2,069	2,042
Series KJ07, Class A2, 2.31%, 12/25/2022	4,358	4,221
Series KS01, Class A2, 2.52%, 1/25/2023	2,000	1,954
Series KPLB, Class A, 2.77%, 5/25/2025	321	309
Series K065, Class A2, 3.24%, 4/25/2027	1,848	1,803
Series K065, Class AM, 3.33%, 5/25/2027	993	970
Series K070, Class A2, 3.30%, 11/25/2027(a)	1,529	1,493
Series K077, Class AM, 3.85%, 5/25/2028(a)	4,025	4,082
Series K081, Class A2, 3.90%, 8/25/2028(a)	2,645	2,693
Series K082, Class A2, 3.92%, 9/25/2028(a)	6,707	6,839
Series K083, Class A2, 4.05%, 9/25/2028(a)	2,155	2,221
FNMA ACES
Series 2010-M1, Class A2, 4.45%, 9/25/2019	1,887	1,897
Series 2016-M2, Class AV2, 2.15%, 1/25/2023	5,000	4,808
Series 2014-M3, Class A2, 3.50%, 1/25/2024(a)	2,500	2,523
Series 2014-M9, Class A2, 3.10%, 7/25/2024(a)	1,640	1,624
Series 2015-M3, Class A2, 2.72%, 10/25/2024	3,000	2,899
Series 2015-M7, Class A2, 2.59%, 12/25/2024	1,230	1,179
Series 2015-M2, Class A3, 3.15%, 12/25/2024(a)	2,224	2,195
Series 2015-M13, Class A2, 2.80%, 6/25/2025(a)	3,091	2,970
Series 2016-M6, Class A2, 2.49%, 5/25/2026	4,500	4,191
Series 2017-M3, Class A2, 2.57%, 12/25/2026(a)	10,000	9,226
Series 2015-M10, Class A2, 3.09%, 4/25/2027(a)	7,777	7,510
Series 2017-M8, Class A2, 3.06%, 5/25/2027(a)	2,860	2,737
Series 2017-M12, Class A2, 3.18%, 6/25/2027(a)	5,122	4,919
Series 2018-M7, Class A2, 3.15%, 3/25/2028(a)	4,377	4,194
Series 2018-M14, Class A2, 3.58%, 8/25/2028(a)	4,000	4,035
Series 2017-M5, Class A2, 3.30%, 4/25/2029(a)	9,889	9,447
Series 2018-M3, Class A2, 3.19%, 2/25/2030(a)	1,255	1,173
FNMA Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	3,872	3,612
FREMF Mortgage Trust
Series 2015-K720, Class B, 3.51%, 7/25/2022(a)(c)	6,000	5,930
Series 2014-K39, Class C, 4.28%, 8/25/2047(a)(c)	3,099	3,001
Series 2014-K41, Class C, 3.96%, 11/25/2047(a)(c)	1,830	1,741
Series 2014-K40, Class C, 4.21%, 11/25/2047(a)(c)	1,626	1,600
Series 2015-K44, Class B, 3.81%, 1/25/2048(a)(c)	2,510	2,428
Series 2015-K45, Class B, 3.71%, 4/25/2048(a)(c)	5,075	4,969
Series 2015-K46, Class C, 3.82%, 4/25/2048(a)(c)	3,000	2,868
Series 2015-K48, Class B, 3.76%, 8/25/2048(a)(c)	5,545	5,324
Series 2015-K48, Class C, 3.76%, 8/25/2048(a)(c)	5,000	4,666
Series 2015-K49, Class C, 3.85%, 10/25/2048(a)(c)	3,000	2,860
Series 2015-K50, Class B, 3.91%, 10/25/2048(a)(c)	2,100	2,038
Series 2015-K51, Class B, 4.09%, 10/25/2048(a)(c)	1,000	986
Series 2016-K722, Class B, 3.97%, 7/25/2049(a)(c)	5,250	5,252
Series 2016-K59, Class B, 3.70%, 11/25/2049(a)(c)	1,902	1,822
GS Mortgage Securities Corp. II Series 2013-KING, Class A, 2.71%, 12/10/2027(c)	2,414	2,399
GS Mortgage Securities Corp. Trust Series 2012-SHOP, Class XA, IO, 1.44%, 6/5/2031‡(a)(c)	20,000	65
GS Mortgage Securities Trust Series 2006-GG8, Class X, IO, 1.09%, 11/10/2039‡(a)(c)	2,537	18
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-CB15, Class X1, IO, 0.39%, 6/12/2043‡(a)	8,174	9
Series 2006-LDP9, Class AMS, 5.34%, 5/15/2047	600	600
JPMCC Re-REMIC Trust
Series 2015-FRR2, Class AK36, 2.58%, 12/27/2046(a)(c)	3,500	3,089
Series 2014-FRR1, Class A707, 4.35%, 1/27/2047(c)	6,900	6,878
Series 2014-FRR1, Class BK10, 2.51%, 11/27/2049(a)(c)	3,500	3,345
Series 2014-FRR1, Class AK10, 4.29%, 11/27/2049(c)	456	446
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036(c)	2,686	2,669
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class XCL, IO, 0.39%, 2/15/2041‡(a)(c)	2,585	—	(b)

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3, 3.67%, 2/15/2047	1,000	1,004
Morgan Stanley Capital I Trust
Series 2012-C4, Class A3, 2.99%, 3/15/2045	778	775
Series 2011-C3, Class A3, 4.05%, 7/15/2049	890	893
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class B, 0.25%, 7/27/2049‡(c)	365	343
Series 2012-IO, Class AXA, 1.00%, 3/27/2051(c)	113	113
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031(c)	2,123	2,078
UBS Commercial Mortgage Trust Series 2012-C1, Class XA, IO, 2.25%, 5/10/2045(a)(c)	6,243	348
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030(c)	3,015	2,998
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	848
Series 2012-C2, Class XA, IO, 1.48%, 5/10/2063‡(a)(c)	10,720	411
Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,300	1,298
VNDO Mortgage Trust
Series 2013-PENN, Class A, 3.81%, 12/13/2029(c)	2,500	2,519
Series 2012-6AVE, Class A, 3.00%, 11/15/2030(c)	2,991	2,934
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.10%, 3/15/2045‡(a)(c)	5,474	—	(b)
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A, 2.80%, 3/18/2028(a)(c)	3,000	2,974
Series 2015-C30, Class A4, 3.66%, 9/15/2058	1,458	1,447
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044(c)	1,250	1,274
Series 2013-C11, Class D, 4.41%, 3/15/2045‡(a)(c)	750	725
Series 2012-C6, Class A4, 3.44%, 4/15/2045	1,200	1,199

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $258,882)		256,551

ASSET-BACKED SECURITIES — 11.9%
ABFC Trust Series 2005-AQ1, Class A4, 4.78%, 1/25/2034‡(d)	459	468
Accelerated Assets LLC Series 2018-1, Class B, 4.51%, 12/2/2033‡(c)	3,462	3,455
Ajax Mortgage Loan Trust Series 2017-A, Class A, 3.47%, 4/25/2057‡(c)(d)	1,737	1,721
American Homes 4 Rent Series 2015-SFR1, Class D, 4.41%, 4/17/2052‡(c)	4,390	4,385
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036‡(c)	3,198	3,202
Series 2014-SFR2, Class D, 5.15%, 10/17/2036‡(c)	4,085	4,247
Series 2014-SFR2, Class E, 6.23%, 10/17/2036(c)	1,500	1,623
Series 2014-SFR3, Class B, 4.20%, 12/17/2036‡(c)	5,850	5,919
Series 2014-SFR3, Class C, 4.60%, 12/17/2036(c)	1,570	1,605
Series 2014-SFR3, Class D, 5.04%, 12/17/2036‡(c)	3,650	3,777
Series 2014-SFR3, Class E, 6.42%, 12/17/2036‡(c)	3,172	3,469
Series 2015-SFR2, Class A, 3.73%, 10/17/2045(c)	1,895	1,889
Series 2015-SFR2, Class D, 5.04%, 10/17/2045‡(c)	3,100	3,243
Series 2015-SFR2, Class E, 6.07%, 10/17/2045‡(c)	3,600	3,870
Series 2015-SFR1, Class A, 3.47%, 4/17/2052(c)	1,869	1,838
Series 2015-SFR1, Class E, 5.64%, 4/17/2052‡(c)	3,030	3,181
Anchor Assets IX LLC
Series 2016-1, Class A, 5.13%, 2/15/2020‡(c)	8,650	8,650
Series 2016-1, Class B, 6.25%, 2/15/2020‡(c)	5,725	5,725
B2R Mortgage Trust
Series 2015-1, Class A1, 2.52%, 5/15/2048(c)	2,138	2,113
Series 2015-2, Class A, 3.34%, 11/15/2048(c)	2,117	2,098
Series 2016-1, Class A, 2.57%, 6/15/2049(c)	2,273	2,211
Series 2016-1, Class B, 3.87%, 6/15/2049‡(c)	2,000	1,958
Banc of America Funding Corp. Series 2012-R6, Class 1A1, 3.00%, 10/26/2039‡(c)	1	1
Bear Stearns Asset-Backed Securities Trust Series 2006-SD1, Class A, 2.68%, 4/25/2036‡(a)	37	36
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027(c)	416	409
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023‡	3,925	3,917
Series 2018-SFR1, Class A, 5.25%, 6/5/2028‡(c)	2,873	2,873

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Cascade Funding Mortgage Trust Series 2018-RM1, Class A1, 4.58%, 6/25/2048(c)(d)	2,560	2,534
Chase Funding Trust
Series 2002-3, Class 1A5, 5.91%, 6/25/2032‡(d)	1,042	1,020
Series 2003-4, Class 1A5, 5.22%, 5/25/2033(d)	533	539
Series 2003-6, Class 1A7, 5.06%, 11/25/2034‡(d)	407	417
Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-UP1, Class A, 3.95%, 4/25/2032‡(c)(d)	32	31
Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3, Class A, 3.07%, 12/25/2033(a)	27	27
Colony American Finance Ltd. (Cayman Islands)
Series 2016-1, Class A, 2.54%, 6/15/2048(c)	703	690
Series 2016-2, Class A, 2.55%, 11/15/2048(c)	1,715	1,674
CoreVest American Finance Trust Series 2017-2, Class M, 5.62%, 12/25/2027‡(c)	2,200	2,286
Diamond Resorts Owner Trust
Series 2017-1A, Class A, 3.27%, 10/22/2029(c)	1,175	1,158
Series 2017-1A, Class B, 4.11%, 10/22/2029‡(c)	801	795
Series 2018-1, Class B, 4.19%, 1/21/2031‡(c)	5,175	5,162
FNMA REMIC Trust Series 2001-W4, Class AF6, 5.61%, 1/25/2032(d)	86	88
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047‡(c)	1,591	1,612
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052(c)	564	560
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048(c)	2,150	2,153
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042‡(c)	3,473	3,504
Series 2016-4B, Class B, 4.99%, 9/20/2047‡(c)	3,212	3,240
HERO Funding Trust
Series 2015-1A, Class A, 3.84%, 9/21/2040(c)	55	55
Series 2016-2A, Class A, 3.75%, 9/20/2041(c)	2,225	2,206
Series 2016-3A, Class A1, 3.08%, 9/20/2042(c)	1,494	1,446
Series 2016-4A, Class A1, 3.57%, 9/20/2047(c)	4,379	4,335
Series 2016-4A, Class A2, 4.29%, 9/20/2047(c)	4,379	4,473
Series 2017-1A, Class A2, 4.46%, 9/20/2047(c)	1,865	1,900
Series 2017-2A, Class A1, 3.28%, 9/20/2048(c)	2,994	2,944
HERO Residual Funding (Cayman Islands) Series 2016-1R, Class A1, 4.50%, 9/21/2042(c)	1,495	1,487
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 2.51%, 3/25/2036‡(a)	91	90
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 1.31%, 9/25/2026‡(a)(c)	1,279	18
Series 2012-4, Class A, IO, 1.22%, 9/25/2037‡(a)(c)	11,726	306
Series 2012-6, Class A, IO, 0.60%, 5/25/2039‡(a)(c)	8,622	128
Series 2015-2, Class A, IO, 2.93%, 7/25/2041‡(a)(c)	2,492	255
Long Beach Mortgage Loan Trust Series 2004-1, Class M1, 3.06%, 2/25/2034‡(a)	828	826
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 7/15/2019‡(c)	3,183	3,183
Series 2013-1, Class M, 7.75%, 7/15/2019‡(c)	1,305	1,305
Madison Avenue Manufactured Housing Contract Trust Series 2002-A, IO, 0.30%, 3/25/2032‡	75,868	522
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040‡(c)	1,842	2,021
Mid-State Capital Trust
Series 2010-1, Class A, 3.50%, 12/15/2045(c)	673	683
Series 2010-1, Class M, 5.25%, 12/15/2045‡(c)	1,038	1,077
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 5.08%, 11/25/2033‡(d)	323	326
New Residential Advance Receivables Trust Advance Receivables Backed Notes Series 2016-T2, Class DT2, 4.01%, 10/15/2049‡(c)	3,053	3,022
Ocwen Master Advance Receivables Trust
Series 2018-T1, Class DT1, 4.24%, 8/15/2049(c)	2,705	2,702
Series 2016-T2, Class BT2, 3.26%, 8/16/2049‡(c)	1,522	1,516
Series 2016-T2, Class DT2, 4.45%, 8/16/2049‡(c)	3,025	3,025
Series 2018-T2, Class DT2, 4.53%, 8/15/2050‡(c)	2,902	2,897
Progress Residential Trust
Series 2015-SFR2, Class A, 2.74%, 6/12/2032(c)	7,178	7,065
Series 2015-SFR2, Class B, 3.14%, 6/12/2032‡(c)	1,761	1,739
Series 2015-SFR2, Class C, 3.44%, 6/12/2032‡(c)	3,745	3,709
Series 2015-SFR2, Class D, 3.68%, 6/12/2032‡(c)	6,000	5,951
Series 2015-SFR2, Class E, 4.43%, 6/12/2032‡(c)	2,070	2,065
Series 2015-SFR3, Class A, 3.07%, 11/12/2032(c)	5,820	5,750

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Series 2015-SFR3, Class C, 4.33%, 11/12/2032(c)	2,000	2,008
Series 2015-SFR3, Class D, 4.67%, 11/12/2032‡(c)	2,093	2,109
Series 2015-SFR3, Class E, 5.66%, 11/12/2032(c)	4,350	4,430
Series 2017-SFR2, Class C, 3.40%, 12/17/2034‡(c)	2,320	2,257
RCO Trust Series 2016-SFR1, Class M1, 4.50%, 11/25/2051‡(a)(c)	2,790	2,776
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037‡(d)	479	210
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052(c)	746	738
Series 2017-1A, Class B, 5.75%, 9/20/2052‡(c)	2,002	2,037
Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041‡(c)	3,489	3,476
Saxon Asset Securities Trust Series 2003-1, Class AF6, 4.68%, 6/25/2033(d)	75	76
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.49%, 1/25/2036‡(d)	81	70
Sierra Timeshare Receivables Funding LLC Series 2018-3A, Class C, 4.17%, 9/20/2035‡(c)	1,121	1,127
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes Series 2018-T1, Class DT1, 4.50%, 10/17/2050(c)	2,100	2,103
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032‡	207	204
Series 2002-AL1, Class A3, 3.45%, 2/25/2032‡	489	478
Tricon American Homes Trust Series 2016-SFR1, Class C, 3.49%, 11/17/2033‡(c)	1,247	1,224
VM DEBT LLC Series 2017-1, Class A, 6.50%, 10/2/2024‡(c)	2,988	2,988
VOLT LXI LLC Series 2017-NPL8, Class A1, 3.13%, 6/25/2047‡(c)(d)	1,062	1,053
VOLT LXIX LLC Series 2018-NPL5, Class A1B, 4.70%, 8/25/2048‡(c)(d)	1,733	1,722
VOLT LXVII LLC Series 2018-NPL3, Class A1, 4.38%, 6/25/2048(c)(d)	1,130	1,126
VOLT LXVIII LLC Series 2018-NPL4, Class A1B, 4.83%, 7/27/2048‡(c)(d)	2,070	2,058
VOLT LXX LLC Series 2018-NPL6, Class A1A, 4.11%, 9/25/2048‡(c)(d)	2,009	2,004
VOLT LXXII LLC Series 2018-NPL8, Class A1A, 4.21%, 10/26/2048(c)(d)	4,868	4,870
VOLT LXXIII LLC Series 2018-NPL9, Class A1A, 4.46%, 10/25/2048(c)(d)	3,800	3,800
VOLT Trust Series 2018-FT1, Class A1, 2.26%, 1/27/2023‡(a)	1,195	1,181
VSE Voi Mortgage LLC Series 2018-A, Class A, 3.56%, 2/20/2036(c)	1,444	1,442
Westgate Resorts LLC
Series 2015-2A, Class A, 3.20%, 7/20/2028(c)	1,254	1,251
Series 2015-2A, Class B, 4.00%, 7/20/2028(c)	1,361	1,356
Series 2016-1A, Class B, 4.50%, 12/20/2028(c)	3,372	3,352

TOTAL ASSET-BACKED SECURITIES (Cost $228,344)		227,926

U.S. TREASURY OBLIGATIONS — 3.3%
U.S. Treasury Bonds 4.38%, 2/15/2038	200	235
4.50%, 5/15/2038	200	239
4.38%, 11/15/2039	3,000	3,526
4.63%, 2/15/2040	5,000	6,070
3.63%, 8/15/2043	7,300	7,701
3.75%, 11/15/2043	26,865	28,913
U.S. Treasury STRIPS Bonds 6.63%, 11/15/2030(g)	150	103
3.71%, 8/15/2031(g)	300	201
3.15%, 2/15/2033(g)	8,750	5,556
2.90%, 5/15/2033(g)	15,000	9,450

TOTAL U.S. TREASURY OBLIGATIONS (Cost $63,777)		61,994

CORPORATE BONDS — 0.1%
Wireless Telecommunication Services — 0.1%
P Fin II LLC (ICE LIBOR USD 1 Month + 4.35%), 6.66%, 5/20/2022‡(h) (Cost $1,521)	1,521	1,521

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares ($000)	Value ($000)
SHORT-TERM INVESTMENTS — 1.1%
INVESTMENT COMPANIES — 1.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.30%(i)(j) (Cost $21,342)	21,340	21,342

Total Investments — 100.4% (Cost $1,944,369)		1,918,391
Liabilities in Excess of Other Assets — (0.4%)		(6,817)

Net Assets — 100.0%		1,911,574

Percentages indicated are based on net assets.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Abbreviations

ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2018.
CSMC	Credit Suisse Mortgage Trust
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GS	Goldman Sachs
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2018. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
VA	Veterans Administration

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2018.
(b)	Amount rounds to less than one thousand.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2018.
(e)	Defaulted security.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	The rate shown is the effective yield as of November 30, 2018.
(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2018.
(i)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of November 30, 2018.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$–	$84,807	$143,119	$227,926
Collateralized Mortgage Obligations	–	419,411	23,365	442,776
Commercial Mortgage-Backed Securities	–	240,389	16,162	256,551
Corporate Bonds
Wireless Telecommunication Services	–	–	1,521	1,521
Mortgage-Backed Securities	–	906,281	–	906,281
U.S. Treasury Obligations	–	61,994	–	61,994
Short-Term Investments
Investment Companies	21,342	–	–	21,342

Total Investments in Securities	$21,342	$1,712,882	$184,167	$1,918,391

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2018	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2018
Investments in Securities:
Asset-Backed Securities	$146,842	$84	$(971)	$(534)	$27,897	$(32,604)	$12,813	$(10,408)	$143,119
Collateralized Mortgage Obligations	23,091	18	(1,258)	(578)	4,753	(3,872)	1,211	—	23,365
Commercial Mortgage-Backed Securities	57,688	33	(410)	(574)	1,875	(10,723)	3,306	(35,033)	16,162
Corporate Bonds — Wireless Telecommunication Services	1,564	—	—	—	—	(43)	—	—	1,521
Loan Assignments — Hotels, Restaurants & Leisure	1,932	—	(22)	1	—	(1,911)	—	—	—

	$231,117	$135	$(2,661)	$(1,685)	$34,525	$(49,153)	$17,330	$(45,441)	$184,167

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2018, which were valued using significant unobservable inputs (level 3), amounted to approximately $(2,587,000).

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Mortgage Backed Securities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$96,764	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 22.00% (4.72%)
			Constant Default Rate	0.00% - 7.34% (0.19%)
			Yield (Discount Rate of Cash Flows)	3.08% - 6.44% (4.42%)

Asset-Backed Securities	96,764

	15,268	Discounted Cash Flow	PSA Prepayment Model	232.00% (232.00%)
			Constant Prepayment Rate	0.00% - 28.00% (17.30%)
			Constant Default Rate	0.00% - 15.00% (2.18%)
			Yield (Discount Rate of Cash Flows)	(55.19)% - 199.00% (6.73%)

Collateralized Mortgage Obligations	15,268

	14,456	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (5.11%)
			Yield (Discount Rate of Cash Flows)	2.11% - 5.52% (4.69%)

Commercial Mortgage-Backed Securities	14,456

Total	$126,488

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2018, the value of these investments was approximately $57,679,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 94.9%(a)
Alabama — 0.6%
Utility — 0.6%
The Lower Alabama Gas District, Gas Project Series A, Rev., 5.00%, 9/1/2031	1,000	1,122

Alaska — 0.5%
Housing — 0.5%
Alaska Housing Finance Corp., General Mortgage Series A, Rev., 3.50%, 6/1/2046	830	850

Arizona — 2.8%
Water & Sewer — 2.8%
City of Scottsdale, Water and Sewer System Rev., 5.25%, 7/1/2022	2,645	2,928
City of Tucson, Water System Rev., 5.00%, 7/1/2024	2,150	2,459

Total Arizona		5,387

California — 0.6%
Hospital — 0.2%
California Municipal Finance Authority, Eisenhower Medical Center Series B, Rev., 5.00%, 7/1/2026	410	466

Other Revenue — 0.4%
State of California, Department of Veterans Affairs Series B, Rev., 3.50%, 12/1/2045	645	662

Total California		1,128

Colorado — 1.6%
Education — 1.1%
Colorado Educational and Cultural Facilities Authority, University Corp. for Atmospheric Research Project
Rev., 4.00%, 9/1/2020	450	463
Rev., 5.00%, 9/1/2022	470	513
Colorado School of Mines Series A, Rev., (ICE LIBOR USD 1 Month + 0.50%, 11.00% Cap), 2.07%, 1/2/2019(b)	985	990

		1,966

Hospital — 0.5%
University of Colorado Hospital Authority Series C-1, Rev., 4.00%, 3/1/2020(c)	1,000	1,013

Total Colorado		2,979

Connecticut — 2.9%
Education — 1.7%
Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program
Series A, Rev., 5.25%, 11/15/2023	1,560	1,649
Series A, Rev., 5.25%, 11/15/2024	1,500	1,587

		3,236

Housing — 1.2%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Subseries A-1, Rev., 4.00%, 11/15/2045	450	465
Series D, Subseries D-1, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/15/2047	1,230	1,282
Subseries A-1, Rev., 4.00%, 11/15/2047	450	469

		2,216

Total Connecticut		5,452

Delaware — 0.1%
Housing — 0.1%
Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	260	266

District of Columbia — 1.5%
Transportation — 0.6%
Washington Metropolitan Area Transit Authority, Gross Transit Bonds Series B, Rev., 5.00%, 7/1/2025	1,000	1,158

Water & Sewer — 0.9%
District of Columbia Water and Sewer Authority Public Utility, Subordinate Lien, Green Bonds Series A, Rev., 5.00%, 10/1/2045	1,500	1,650

Total District of Columbia		2,808

Florida — 9.1%
Certificate of Participation/Lease — 3.1%
South Florida Water Management District COP, 5.00%, 10/1/2032	2,250	2,525
The School Board of Miami-Dade County Series D, COP, 5.00%, 2/1/2027	3,000	3,427

		5,952

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Hospital — 0.6%
Palm Beach County Health Facilities Authority, Hospital, BRRH Corp. Obligated Group Rev., 5.00%, 12/1/2021	1,100	1,173

Housing — 0.4%
Florida Housing Finance Corp., Homeowner Mortgage, Special Program Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2028	185	186
Series B, Rev., GNMA COLL, 4.50%, 1/1/2029	220	222
Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 1/1/2029	280	285

		693

Industrial Development Revenue/Pollution Control Revenue — 0.7%
Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project Series A, Rev., AMT, AGM, 5.00%, 4/1/2024	835	900
County of Escambia, Pollution Control, Gulf Power Company Project Rev., 2.10%, 4/11/2019(c)	500	500

		1,400

Other Revenue — 1.2%
Miami Beach Redevelopment Agency, Historic Convention Village Series A, Rev., 5.00%, 2/1/2027	2,000	2,230
Utility — 3.1%
City of Port St. Lucie, Utility Systems Rev., NATL-RE, 5.25%, 9/1/2024	5,000	5,769

Total Florida		17,217

Georgia — 1.6%
Hospital — 0.5%
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project Series A, Rev., 5.00%, 2/15/2026	860	996

Housing — 1.1%
Georgia Housing and Finance Authority, Single Family Mortgage
Series A, Rev., 4.00%, 12/1/2047	695	724
Series B, Rev., 4.00%, 12/1/2047	1,215	1,266

		1,990

Total Georgia		2,986

Guam — 0.4%
Water & Sewer — 0.4%
Guam Government Waterworks Authority, Water and Wastewater System (Guam)
Rev., 5.00%, 7/1/2023	375	407
Rev., 5.00%, 7/1/2024	300	328

Total Guam		735

Illinois — 0.9%
Hospital — 0.2%
Illinois Finance Authority, Healthcare Enterprises, Inc. Series C, Rev., 5.00%, 3/1/2033	365	402

Housing — 0.7%
City of Aurora, Single Family Mortgage
Series B, Rev., GNMA/FNMA/FHLMC, 5.45%, 12/1/2039	126	127
Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.50%, 12/1/2039	128	129
City of Peoria, City of Moline and City of Freeport, Collateralized Single Family Mortgage Series A, Rev., GNMA COLL, 7.60%, 4/1/2027	10	10
Illinois Housing Development Authority, Homeowner Mortgage Series C, Rev., 3.50%, 8/1/2046	1,005	1,025

		1,291

Total Illinois		1,693

Indiana — 3.0%
Hospital — 1.0%
Indiana Health Facility Financing Authority, Ascension Health Credit Group Series A-1, Rev., 5.00%, 11/15/2034	1,670	1,858

Housing — 0.2%
Indiana Housing and Community Development Authority, Home First Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2028	280	287

Industrial Development Revenue/Pollution Control Revenue — 1.1%
County of St. Joseph, Economic Development, St. Mary’s College Project Series A, Rev., 5.00%, 4/1/2026	1,880	2,115

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Water & Sewer — 0.7%
Indiana State Finance Authority, First Lien Wastewater Utility, CWA Authority Project Series A, Rev., 5.00%, 10/1/2030	1,250	1,370

Total Indiana		5,630

Iowa — 1.6%
Education — 0.6%
Iowa Student Loan Liquidity Corp., Student Loan Series A, Rev., AMT, 5.00%, 12/1/2025	1,000	1,108

Housing — 1.0%
Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program Rev., GNMA/FNMA/FHLMC, 3.50%, 1/1/2047	1,935	1,988

Total Iowa		3,096

Kentucky — 0.5%
Education — 0.3%
Kentucky Higher Education Student Loan Corp. Series A, Rev., AMT, 5.00%, 6/1/2020	515	532

Industrial Development Revenue/Pollution Control Revenue — 0.2%
County of Carroll, Pollution Control, Kentucky Utilities Company Project Series A, Rev., 1.05%, 9/1/2019(c)	500	496

Total Kentucky		1,028

Louisiana — 0.7%
Housing — 0.0%(d)
East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program Series A-2, Rev., GNMA/FNMA/FHLMC, 5.25%, 10/1/2039	58	58

Other Revenue — 0.7%
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2028	670	780
Louisiana Public Facilities Authority, Archdiocese of New Orleans Project
Rev., 5.00%, 7/1/2021	165	175
Rev., 5.00%, 7/1/2022	250	271

		1,226

Total Louisiana		1,284

Maine — 0.6%
Housing — 0.6%
Maine State Housing Authority
Series A-1, Rev., AMT, 4.50%, 11/15/2028	175	180
Series B, Rev., 4.00%, 11/15/2043	150	154
Series A, Rev., 4.00%, 11/15/2045	825	854

Total Maine		1,188

Maryland — 0.8%
Housing — 0.8%
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series A, Rev., 4.00%, 7/1/2048	1,405	1,463

Massachusetts — 6.5%
Education — 1.1%
Massachusetts Educational Financing Authority, Education Loan Rev., AMT, 5.00%, 7/1/2021	1,000	1,057
Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series L, Rev., 5.25%, 7/1/2033	820	1,050

		2,107

Housing — 0.3%
Massachusetts Housing Finance Agency, Single Family Housing
Series 169, Rev., 4.00%, 12/1/2044	245	252
Series 183, Rev., 3.50%, 12/1/2046	370	378

		630

Water & Sewer — 5.1%
Massachusetts Clean Water Trust, Pool Program Rev., 5.25%, 8/1/2024 Massachusetts Water Resources Authority	3,000	3,485
Series B, Rev., AGM, 5.25%, 8/1/2028	3,000	3,680
Series B, Rev., AGM, 5.25%, 8/1/2029	2,000	2,474

		9,639

Total Massachusetts		12,376

Michigan — 1.6%
Education — 0.4%
Eastern Michigan University Series A, Rev., 5.00%, 3/1/2030	575	662

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Housing — 0.5%
Michigan State Housing Development Authority, Single-Family Mortgage Series B, Rev., 3.50%, 6/1/2047	1,015	1,039

Industrial Development Revenue/Pollution Control Revenue — 0.7%
Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project Series CC, Rev., 1.45%, 9/1/2021(c)	570	545
Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone Rev., 5.00%, 12/1/2020	735	759

		1,304

Total Michigan		3,005

Minnesota — 3.7%
General Obligation — 0.1%
State of Minnesota Series A, GO, 5.00%, 10/1/2021(e)	35	38

Hospital — 0.6%
City of Rochester, Health Care Facilities, Mayo Clinic Series B, Rev., 5.00%, 11/15/2029	965	1,165

Housing — 3.0%
Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program
Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2035	280	286
Series B, Rev., GNMA/FNMA/FHLMC, 5.15%, 12/1/2038	4	4
Series A, Rev., GNMA/FNMA/FHLMC, 5.13%, 12/1/2040	199	200
Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project Rev., 6.10%, 12/31/2018	210	210
Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs
Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	77	78
Series A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	370	375
Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program
Series A, Rev., GNMA/FNMA/FHLMC, 4.25%, 7/1/2028	145	146
Series D, Rev., GNMA/FNMA/FHLMC, 4.50%, 7/1/2034	150	154
Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation
Rev., 5.25%, 8/1/2024	1,015	1,096
Rev., 5.25%, 8/1/2025	1,070	1,155
Rev., 5.25%, 8/1/2026	825	891
Minnesota Housing Finance Agency, Residential Housing Finance
Series D, Rev., GNMA/FNMA/FHLMC, 4.00%, 7/1/2040	190	193
Series B, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	890	924

		5,712

Total Minnesota		6,915

Mississippi — 0.1%
Housing — 0.1%
Mississippi Home Corp., Home Ownership Mortgage Series A, Rev., GNMA COLL, 4.50%, 12/1/2031	230	235

Missouri — 1.6%
Hospital — 0.6%
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series A, Rev., 5.00%, 6/1/2031	1,000	1,150

Housing — 1.0%
Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program Series B, Rev., GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	1,630	1,669
Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program Series E-1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/1/2027	120	123

		1,792

Total Missouri		2,942

Nebraska — 1.0%

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Hospital — 1.0%
Madison County Hospital Authority No. 1, Faith Regional Health Services Project
Rev., 5.00%, 7/1/2030	1,020	1,101
Rev., 5.00%, 7/1/2031	720	774

Total Nebraska		1,875

Nevada — 0.7%
Hospital — 0.7%
City of Carson, Carson Tahoe Regional Healthcare Project
Rev., 5.00%, 9/1/2026	555	626
Rev., 5.00%, 9/1/2029	620	695

Total Nevada		1,321

New Hampshire — 2.7%
Education — 2.7%
City of Manchester, School Facilities
Rev., NATL-RE, 5.50%, 6/1/2024	3,545	4,090
Rev., NATL-RE, 5.50%, 6/1/2027	900	1,079

Total New Hampshire		5,169

New Jersey — 4.2%
Education — 1.0%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Series 1A, Rev., AMT, 5.00%, 12/1/2024	1,750	1,943

General Obligation — 0.8%
Egg Harbor Township School District GO, AGM, 5.75%, 7/15/2024	1,215	1,423

Hospital — 1.7%
New Jersey Health Care Facilities Financing Authority, University Hospital Issue
Series A, Rev., AGM, 5.00%, 7/1/2022	1,000	1,082
Series A, Rev., AGM, 5.00%, 7/1/2023	820	901
Series A, Rev., AGM, 5.00%, 7/1/2026	1,095	1,233

		3,216

Housing — 0.7%
New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series A, Rev., 4.50%, 10/1/2048	1,230	1,314

Total New Jersey		7,896

New York — 5.7%
Housing — 1.6%
New York Mortgage Agency, Homeowner Mortgage
Series 197, Rev., 3.50%, 10/1/2044	1,410	1,445
Series 195, Rev., 4.00%, 10/1/2046	1,425	1,477
New York State Mortgage Agency, 39th Series Rev., 5.00%, 4/1/2028	110	113

		3,035

Prerefunded — 0.0%(d)
New York State Dormitory Authority Series A, Rev., 5.25%, 2/15/2019(e)	5	5

Special Tax — 0.0%(d)
New York State Dormitory Authority, State Personal Income Tax Series A, Rev., 5.25%, 2/15/2024	75	75

Transportation — 1.8%
Metropolitan Transportation Authority, Dedicated Tax Fund Series A, Rev., 5.00%, 11/15/2029	1,000	1,111
Port Authority of New York and New Jersey, Consolidated, 194th Series Rev., 5.00%, 10/15/2030	2,000	2,281

		3,392

Water & Sewer — 2.3%
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series FF, Rev., 5.00%, 6/15/2031	1,000	1,132
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, New York City Municipal Water Finance Authority Projects — Second Resolution Series B, Rev., 5.00%, 6/15/2028	3,000	3,218

		4,350

Total New York		10,857

North Carolina — 2.4%
Other Revenue — 0.6%
County of Randolph, Limited Obligation Series B, Rev., 5.00%, 10/1/2026	1,000	1,172

Water & Sewer — 1.8%
City of Charlotte, Water and Sewer System Rev., 5.25%, 7/1/2022	3,330	3,394

Total North Carolina		4,566

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
North Dakota — 3.1%
Housing — 2.0%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series B, Rev., 5.00%, 1/1/2019	35	35
Series D, Rev., 4.50%, 1/1/2029	220	221
Series F, Rev., AMT, 4.50%, 1/1/2035	185	188
Series D, Rev., 3.50%, 7/1/2046	470	481
Series D, Rev., 4.00%, 7/1/2046	1,455	1,503
Series D, Rev., FHA, 4.00%, 1/1/2048	1,365	1,423

		3,851

Utility — 1.1%
McLean County, Solid Waste Facilities, Great River Energy Project Series A, Rev., 4.88%, 7/1/2026	2,000	2,062

Total North Dakota		5,913

Ohio — 2.5%
General Obligation — 0.9%
Lakota Local School District Series A, GO, NATL-RE, 5.25%, 12/1/2025	1,500	1,759

Housing — 0.6%
Ohio Housing Finance Agency Residential Mortgage, Mortgage-Backed Securities Program Series D, Rev., GNMA/FNMA/FHLMC, 4.00%, 3/1/2047	1,120	1,165
Ohio Housing Finance Agency, Single Family Mortgage Series 1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/1/2028	10	10

		1,175

Industrial Development Revenue/Pollution Control Revenue — 1.0%
Ohio State Water Development Authority, Water Pollution Control Loan Fund Series B, Rev., 5.00%, 12/1/2029	1,615	1,859

Total Ohio		4,793

Oklahoma — 0.3%
Housing — 0.3%
Oklahoma County Home Finance Authority, Single Family Mortgage-Backed Securities Program Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.40%, 10/1/2038	380	388
Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program Series A, Rev., GNMA COLL, 4.38%, 9/1/2027	135	136

		524

Other Revenue — 0.0%(d)
IDK Partners III Trust, Mortgage Pass-Through Certificates Class A, Rev., 5.10%, 8/1/2023‡	16	16

Total Oklahoma		540

Oregon — 0.3%
Housing — 0.3%
Oregon State Housing and Community Services Department, Single Family Mortgage Program Series B, Rev., AMT, 5.00%, 7/1/2030	640	660

Pennsylvania — 4.8%
Housing — 1.1%
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 121, Rev., 3.50%, 10/1/2046	1,615	1,653
Series 122, Rev., 4.00%, 10/1/2046	490	510

		2,163

Industrial Development Revenue/Pollution Control Revenue — 2.6%
Philadelphia Authority for Industrial Development, City Service Agreement, Affordable Housing Preservation Programs Project
Rev., 5.00%, 12/1/2023	2,020	2,252
Rev., AGM, 5.00%, 12/1/2026	1,550	1,788
Rev., AGM, 5.00%, 12/1/2027	680	780

		4,820

Other Revenue — 1.1%
Philadelphia Redevelopment Authority, Neighborhood Transformation Initiative Rev., 5.00%, 4/15/2019	2,000	2,020

Total Pennsylvania		9,003

Rhode Island — 1.1%
Housing — 1.1%
Rhode Island Housing and Mortgage Finance Corp., Multi-Family Housing Series 1-A, Rev., 1.70%, 10/1/2019(c)	2,000	1,995

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
South Carolina — 1.3%
Housing — 0.7%
South Carolina State Housing Finance and Development Authority
Series 1, Rev., GNMA COLL, 5.00%, 1/1/2028	105	106
Series A, Rev., 4.00%, 1/1/2047	370	384
Series B, Rev., FHA, GNMA/FNMA/FHLMC, 4.00%, 7/1/2047	870	906

		1,396

Other Revenue — 0.6%
Town of Hilton Head Island, Beach Preservation Fee Pledge Rev., 5.00%, 8/1/2026	1,000	1,143

Total South Carolina		2,539

South Dakota — 0.9%
Housing — 0.9%
South Dakota Housing Development Authority, Homeownership Mortgage Series D, Rev., 4.00%, 11/1/2045	1,690	1,748

Tennessee — 1.1%
Housing — 1.1%
Tennessee Housing Development Agency, Housing Finance Program Series A-1, Rev., 5.00%, 1/1/2027	35	35
Tennessee Housing Development Agency, Residential Finance Program Series 2B, Rev., 4.00%, 7/1/2043	215	221
Rev., 3.50%, 1/1/2048	1,815	1,859

Total Tennessee		2,115

Texas — 5.3%
General Obligation — 1.5%
Socorro Independent School District Series A, GO, PSF-GTD, 5.00%, 8/15/2024	2,000	2,278
State of Texas, Water Financial Assistance Series D, GO, 5.00%, 5/15/2033	450	507

		2,785

Hospital — 0.4%
Irving Hospital Authority, Baylor Scott and White Medical Center
Rev., 5.00%, 10/15/2026	250	284
Rev., 5.00%, 10/15/2027	500	566

		850

Housing — 0.7%
Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments Series 8, Rev., 5.95%, 11/1/2023(c)	1,010	1,011
Texas Department of Housing and Community Affairs, Residential Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2029	345	357

		1,368

Other Revenue — 0.6%
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/2046	1,000	1,072

Transportation — 1.7%
Dallas Area Rapid Transit, Senior Lien Series A, Rev., 5.00%, 12/1/2032	2,800	3,165

Water & Sewer — 0.4%
City of Austin, Water and Wastewater System Rev., 5.00%, 11/15/2027	665	788

Total Texas		10,028

Utah — 4.4%
Housing — 2.8%
Utah Housing Corp., Single Family Mortgage Series D-2, Class III, Rev., FHA, 4.00%, 1/1/2045	1,520	1,576
Utah State Board of Regents, Student Fee and Housing System Rev., NATL-RE, 5.25%, 4/1/2023	3,245	3,626

		5,202

Other Revenue — 0.6%
Utah Transit Authority, Sales Tax Series C, Rev., AGM, 5.25%, 6/15/2029	970	1,178

Utility — 1.0%
Utah Associated Municipal Power System, Horse Butte Wind Project Series B, Rev., 5.00%, 9/1/2033	1,700	1,914

Total Utah		8,294

Vermont — 3.5%
Education — 2.6%
Vermont Student Assistance Corp., Education Loan
Series A, Rev., AMT, 5.00%, 6/15/2023	1,000	1,078
Series A, Rev., AMT, 5.00%, 6/15/2024	1,400	1,520

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Education — continued
Series A, Rev., AMT, 5.00%, 6/15/2025	2,150	2,352

		4,950

Housing — 0.9%
Vermont Housing Finance Agency, Multiple Purpose
Series B, Rev., AMT, 4.13%, 11/1/2042	155	157
Series B, Rev., AMT, 3.75%, 11/1/2045	1,390	1,423

		1,580

Total Vermont		6,530

Washington — 2.7%
Hospital — 1.1%
Washington Health Care Facilities Authority, Multicare Health System Series B, Rev., 5.00%, 8/15/2035	1,850	2,076

Housing — 1.6%
Washington Housing Finance Commission, Single-Family Program
Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	385	392
Series 2N, Rev., GNMA/FNMA/FHLMC, 3.50%, 6/1/2047	2,660	2,728

		3,120

Total Washington		5,196

Wisconsin — 3.6%
Education — 2.9%
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc.
Rev., 5.00%, 7/1/2024	250	281
Rev., 5.00%, 7/1/2025	250	284
Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.
Rev., 5.00%, 9/1/2022	520	555
Rev., 5.00%, 9/1/2023	550	595
Rev., 5.00%, 9/1/2024	580	633
Rev., 5.00%, 9/1/2025	235	258
Rev., 5.00%, 9/1/2026	385	425
Rev., 5.00%, 9/1/2027	785	869
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc.
Series C, Rev., 5.00%, 2/15/2027	400	453
Series C, Rev., 5.00%, 2/15/2028	575	651
Series C, Rev., 5.00%, 2/15/2029	375	420

		5,424

Hospital — 0.7%
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Service Rev., 5.00%, 4/1/2035	1,165	1,318

Total Wisconsin		6,742

TOTAL MUNICIPAL BONDS (Cost $179,155)		179,565

	Shares (000)
SHORT-TERM INVESTMENTS — 3.0%
INVESTMENT COMPANIES — 3.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.60%(f)(g) (Cost $5,713)	5,713	5,713

Total Investments — 97.9% (Cost $184,868)		185,278
Other Assets Less Liabilities — 2.1%		4,017

Net Assets — 100.0%		189,295

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BRRH	Boca Raton Regional Hospital
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
USD	United States Dollar
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2018.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2018.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2018.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Oklahoma
Housing	$—	$524	$—	$524
Other Revenue	—	—	16	16
Total Oklahoma	—	524	16	540
Other Municipal Bonds	—	179,025	—	179,025
Total Municipal Bonds	—	179,549	16	179,565
Short-Term Investment
Investment Companies	5,713	—	—	5,713

Total Investments in Securities	$5,713	$179,549	$16	$185,278

There were no transfers among any levels during the period ended November 30, 2018.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

Investments(a)	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 93.6%
Alabama — 0.3%
Alabama Housing Finance Authority Rev., VRDO, LOC: U.S. Bank NA, 1.74%, 12/7/2018(b)	5,435	5,435
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA LLC Project Series B, Rev., VRDO, LOC: Societe Generale, 1.76%, 12/7/2018(b)(c)	3,270	3,270

		8,705

Arizona — 0.4%
Tender Option Bond Trust Receipts/Certificates
Series 2018-ZF2758, Rev., VRDO, LIQ: Barclays Bank plc, 1.75%, 12/7/2018(b)(c)	3,125	3,125
Series 2018-ZM0615, Rev., VRDO, 1.77%, 12/7/2018(b)	7,500	7,500

		10,625

Arkansas — 2.1%
Arkansas Development Finance Authority, Solid Waste Disposal, Waste Management of Ark Project Rev., VRDO, LOC: Bank of America NA, 1.76%, 12/7/2018(b)	15,000	15,000
City of Osceola, Solid Waste Disposal Rev., VRDO, LOC: Goldman Sachs Bank USA, 1.73%, 12/7/2018(b)	49,700	49,700

		64,700

California — 1.8%
Alameda County IDA, Plyproperties Project Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.74%, 12/7/2018(b)	3,705	3,705
California Pollution Control Financing Authority, Solid Waste Disposal, Recology Inc. Project Rev., VRDO, AMT, LOC: Wells Fargo Bank NA, 1.73%, 12/7/2018(b)(c)	16,250	16,250
City and County of San Francisco, Multifamily Housing, Transbay Block 8 Tower Apartments Series H-2, Rev., VRDO, LOC: Bank of China, 1.70%, 12/7/2018(b)	11,300	11,300

Investments
Tender Option Bond Trust Receipts/Certificates
Series 2018-XX1082, Rev., VRDO, LIQ: Barclays Bank plc, 1.72%, 12/7/2018(b)(c)	6,835	6,835
Series 2018-XF2724, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.74%, 12/7/2018(b)(c)	12,000	12,000
Series 2017-ZF0581, Rev., VRDO, 1.75%, 12/7/2018(b)	2,375	2,375
Series 2017-ZM0473, Rev., VRDO, 1.75%, 12/7/2018(b)	2,600	2,600
Series 2017-ZM0487, Rev., VRDO, LIQ: Royal Bank of Canada, 1.75%, 12/7/2018(b)(c)	1,465	1,465

		56,530

Colorado — 2.6%
Colorado Housing and Finance Authority, Multi-Family Housing Rev., VRDO, LOC: U.S. Bank NA, 1.75%, 12/7/2018(b)	10,240	10,240
Colorado Housing and Finance Authority, Single Family Mortgage Series B-3, Class 1, Rev., VRDO, AMT, FHLB, 1.74%, 12/7/2018(b)	680	680
RBC Municipal Products, Inc. Trust, Floater Certificates Series G-24, GO, VRDO, LOC: Royal Bank of Canada, 1.72%, 12/7/2018(b)(c)	12,500	12,500
Tender Option Bond Trust Receipts/Certificates
Series 2016-ZF0467, Rev., VRDO, LIQ: Royal Bank of Canada, 1.76%, 12/7/2018(b)(c)	52,895	52,895
Series 2018-XG0197, Rev., VRDO, LOC: Bank of America NA, 1.76%, 12/7/2018(b)(c)	3,250	3,250

		79,565

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Connecticut — 2.3%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Subseries C-3, Rev., VRDO, AMT, 1.72%, 12/7/2018(b)	8,150	8,150
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds
Subseries D-3, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 1.72%, 12/7/2018(b)	7,000	7,000
Subseries D-3, Rev., VRDO, AMT, 1.74%, 12/7/2018(b)	3,500	3,500
Series D, Subseries D-3, Rev., VRDO, AMT, 1.75%, 12/7/2018(b)	5,900	5,900
Connecticut State Development Authority Rev., VRDO, LOC: Bank of Montreal, 1.74%, 12/7/2018(b)	30,000	30,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series G-3, GO, VRDO, LOC: Royal Bank of Canada, 1.72%, 12/7/2018(b)(c)	5,000	5,000
State of Connecticut, Health and Educational Facilities Authority, Hartford Healthcare Issue Rev., VRDO, LOC: Bank of America NA, 1.74%, 12/7/2018(b)	11,900	11,900

		71,450

Delaware — 0.8%
County of New Castle, Delaware Airport Facility Rev., VRDO, 1.72%, 12/7/2018(b)	25,880	25,880

District of Columbia — 1.5%
District of Columbia, Pew Charitable Trust Series A, Rev., VRDO, LOC: PNC Bank NA, 1.67%, 12/7/2018(b)	10,200	10,200
Metropolitan Washington Airports Authority, Remarketing
Subseries A-2, Rev., VRDO, AMT, LOC: Sumitomo Mitsui Banking Corp., 1.72%, 12/7/2018(b)	9,755	9,755
Subseries A-3, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.72%, 12/7/2018(b)	15,000	15,000
Rib Floater Trust Series 2018-024, Rev., VRDO, LIQ: Barclays Bank plc, 1.75%, 12/7/2018(b)(c)	9,475	9,475
Tender Option Bond Trust Receipts/Certificates Series 2017-ZM0554, Rev., VRDO, LIQ: Citibank NA, 1.75%, 12/7/2018(b)(c)	2,500	2,500

		46,930

Florida — 4.8%
Alachua County Housing Finance Authority Rev., VRDO, LOC: Citibank NA, 1.78%, 12/7/2018(b)	3,230	3,230
Collier County IDA, Allete, Inc. Project Series 2006, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.74%, 12/7/2018(b)	24,300	24,300
Collier County IDA, Ave Maria Utility Co. Project Rev., VRDO, AMT, LOC: Northern Trust Co., 1.71%, 12/7/2018(b)	13,665	13,665
Collier County, Housing Finance Authority Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.78%, 12/7/2018(b)	2,670	2,670
County of Broward, Airtport Facility Series A, Rev., VRDO, AMT, LOC: Citibank NA, 1.74%, 12/7/2018(b)	5,775	5,775
County of Okeechobee, Landfill, Inc. Project Rev., VRDO, LOC: Wells Fargo Bank NA, 1.74%, 12/7/2018(b)	15,000	15,000
County of Palm Beach, Florida Schood Board Class A, COP, VRDO, LIQ: Citibank NA, 1.72%, 12/7/2018(b)(c)	6,590	6,590
County of Palm Beach, Special Purpose Facilities, Flight Safety Project Rev., VRDO, 1.72%, 12/7/2018(b)	18,000	18,000
Florida Housing Finance Corp., Multi-Family Mortgage, Boynton Bay Apartments Series I, Rev., VRDO, LOC: Citibank NA, 1.75%, 12/7/2018(b)	14,280	14,280

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Florida — continued
Hillsborough County, Housing Finance Authority, Multifamily Housing, Brandywine Apartments Rev., VRDO, LOC: Citibank NA, 1.78%, 12/7/2018(b)	3,195	3,195
Sumter County IDA, Solid Waste Disposal, American Cement Co., LLC Project Rev., VRDO, LOC: Bank of America NA, 1.83%, 12/7/2018(b)	16,000	16,000
Tender Option Bond Trust Receipts/Certificates
Rev., 1.72%, 12/7/2018(b)	4,000	4,000
Series 2018-XG0167, Rev., VRDO, LIQ: Citibank NA, 1.72%, 12/7/2018(b)(c)	6,135	6,135
Series 2018-ZM0615, Rev., VRDO, 1.72%, 12/7/2018(b)	7,500	7,500
Rev., VRDO, 1.75%, 12/7/2018(b)	3,400	3,400
Series 2017-ZF2503, Rev., VRDO, 1.75%, 12/7/2018(b)	3,750	3,750

		147,490

Georgia — 0.7%
Atkinson/Coffee Counties Joint Development Authority, Solid Waste Disposal, Langboard, Inc. Project Rev., VRDO, LOC: Wells Fargo Bank NA, 1.72%, 12/7/2018(b)	16,800	16,800
Tender Option Bond Trust Receipts/Certificates Series 2017-ZF0589, Rev., VRDO, LIQ: Bank of America NA, 1.73%, 12/7/2018(b)(c)	3,750	3,750

		20,550

Illinois — 3.6%
Chicago Midway Airport, 2nd Lien Series C-2, Rev., VRDO, AMT, LOC: Bank of Montreal, 1.74%, 12/7/2018(b)	20,870	20,870
Illinois Educational Facilities Authority, Adler Planetarium Series 1997, Rev., VRDO, LOC: PNC Bank NA, 1.69%, 12/7/2018(b)	10,000	10,000
Illinois Finance Authority, Chicago Historical Society Rev., VRDO, LOC: BMO Harris Bank NA, 1.70%, 12/7/2018(b)	31,035	31,035
Illinois Finance Authority, St. Ignatius College Prep. Project Rev., VRDO, LOC: PNC Bank NA, 1.69%, 12/7/2018(b)	12,000	12,000
Illinois State Toll Highway Authority
Series A-2B, Rev., VRDO, LOC: PNC Bank NA, 1.74%, 12/7/2018(b)	15,675	15,675
Series A-2A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.75%, 12/7/2018(b)	11,010	11,010
Illinois State Toll Highway Authority, Variable Rate Senior Priority Series A-1B, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.75%, 12/7/2018(b)	5,600	5,600
Tender Option Bond Trust Receipts/Certificates Series 2018-XM0686, Rev., VRDO, LIQ: Bank of America NA, 1.76%, 12/7/2018(b)(c)	4,160	4,160

		110,350

Indiana — 0.7%
City of Chicago, Gary International Airport Authority, Multi-Modal Special purpose Facility Rev., VRDO, LOC: BMO Harris Bank NA, 1.74%, 12/7/2018(b)	5,975	5,975
City of Indianapolis, Multi-Family Housing, Nora Commons Rev., VRDO, AMT, LOC: U.S. Bank NA, 1.75%, 12/3/2018(b)	5,890	5,890
Indiana Finance Authority, Parkview Health System, Inc. Series D, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.71%, 12/3/2018(b)	3,950	3,950
Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC Project Rev., VRDO, LOC: Bank of America NA, 1.85%, 12/7/2018(b)	4,100	4,100

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Indiana — continued
Indiana Finance Authority, Solid Waste Disposal, New Holland Dairy Leasing Rev., VRDO, LOC: Bank of America NA, 1.85%, 12/7/2018(b)	410	410
Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0280, Rev., VRDO, 1.73%, 12/7/2018(b)	2,500	2,500

		22,825

Iowa — 3.4%
Iowa Finance Authority Solid Waste Facilities, Midamerican Energy Co. Project Rev., VRDO, AMT, 1.76%, 12/7/2018(b)	45,800	45,800
Iowa Finance Authority, Midwestern Disaster Area, Chrisbro III, Inc. Project Rev., VRDO, 1.75%, 12/7/2018(b)	30,800	30,800
Iowa Finance Authority, Multi-Family Housing
Series A, Rev., VRDO, AMT, 1.72%, 12/7/2018(b)	10,910	10,910
Series B, Rev., VRDO, AMT, 1.72%, 12/7/2018(b)	7,230	7,230
Iowa Finance Authority, Wellness Facility, Community of MarshallTown Project Rev., VRDO, LOC: Northern Trust Co., 1.72%, 12/7/2018(b)	8,085	8,085
Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0582, Rev., VRDO, LIQ: Barclays Bank plc, 1.72%, 12/7/2018(b)(c)	2,550	2,550

		105,375

Kansas — 1.3%
City of Mission, Multi-Family Housing, The Falls Apartments Project Rev., VRDO, LOC: U.S. Bank NA, 1.75%, 12/7/2018(b)	7,750	7,750
City of Wichita, Kans Airport Facilities Series 2003, Rev., VRDO, 1.72%, 12/7/2018(b)	20,780	20,780
RBC Municipal Products, Inc. Trust, Floater Certificates Series G-23, GO, VRDO, LOC: Royal Bank of Canada, 1.72%, 12/7/2018(b)(c)	12,500	12,500

		41,030

Kentucky — 1.9%
County of Carroll, Kentucky Environmental Facilities, Utilities Co. Project
Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.78%, 12/7/2018(b)	6,800	6,800
Series A, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.78%, 12/7/2018(b)	7,100	7,100
Kenton County Airport Board, Flight Safety International, Inc. Project Series A, Rev., VRDO, 1.72%, 12/7/2018(b)	17,900	17,900
Louisville Regional Airport Authority, Special Facilities, BT-OH, LLC Project Series A, Rev., VRDO, 1.76%, 12/3/2018(b)	5,000	5,000
Louisville Regional Airport Authority, Special Facilities, UPS Worldwide Forwarding Series A, Rev., VRDO, 1.81%, 12/3/2018(b)	15,000	15,000
Maysville Industrial Bldg., Green Tokai Co. Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.75%, 12/7/2018(b)	5,740	5,740

		57,540

Louisiana — 1.3%
Parish of St Bernard, Mobil Oil Rev., VRDO, EXXON MOBIL CORP (OBLI), 1.73%, 12/3/2018(b)	4,900	4,900
Parish of St Charles, Pollution Control, Shell Oil Co., Norco Project
Rev., VRDO, 1.81%, 12/3/2018(b)	8,700	8,700
Series A, Rev., VRDO, 1.81%, 12/3/2018(b)	26,000	26,000

		39,600

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Maine — 0.9%
Maine State Housing Mortgage Authority
Series G, Rev., VRDO, AMT, 1.71%, 12/7/2018(b)	16,990	16,990
Series B2, Rev., VRDO, AMT, 1.72%, 12/7/2018(b)	10,570	10,570

		27,560

Maryland — 4.9%
City of Baltimore Series 2015-ZF2095, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.77%, 12/7/2018(b)(c)	6,665	6,665
Maryland Community Development Administration, Department of Housing and Community Development, Multi-Family Housing, Barrington Apartments Project Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.73%, 12/7/2018(b)	34,500	34,500
Maryland Community Development Administration, Department of Housing and Community Development, Residential
Series G, Rev., VRDO, AMT, 1.73%, 12/7/2018(b)	21,050	21,050
Series J, Rev., VRDO, AMT, 1.74%, 12/7/2018(b)	35,125	35,125
Prince Georges County Housing Authority, Multi-Family, Allentowne Apartments Project Rev., VRDO, FHLMC, LOC: FHLMC, 1.74%, 12/7/2018(b)	13,900	13,900
State of Maryland, Transportation Authority Rev., VRDO, AMT, LOC: Wells Fargo Bank NA, 1.72%, 12/7/2018(b)	15,000	15,000
Tender Option Bond Trust Receipts/Certificates
Rev., VRDO, 1.72%, 12/7/2018(b)	10,000	10,000
Series 2018-ZM0596, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.72%, 12/7/2018(b)(c)	7,500	7,500
Series 2018-ZM0621, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.72%, 12/7/2018(b)(c)	4,000	4,000
Series 2018-XF0605, Rev., VRDO, LIQ: Bank of America NA, 1.75%, 12/7/2018(b)(c)	3,300	3,300

		151,040

Massachusetts — 0.3%
Massachusetts State Development Finance Agency, Housing, Cordis Mills LLC Rev., VRDO, FNMA, LIQ: FNMA, 1.78%, 12/7/2018(b)	9,850	9,850

Michigan — 3.8%
Kent Hospital Finance Authority, Spectrum Health System Series C, Rev., VRDO, LOC: Bank of New York Mellon, 1.72%, 12/7/2018(b)	8,865	8,865
Michigan State Housing Development Authority, Rental Housing
Series C, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 1.72%, 12/7/2018(b)	23,410	23,410
Series D, Rev., VRDO, AMT, 1.78%, 12/7/2018(b)	4,575	4,575
Series A, Rev., VRDO, AMT, 1.79%, 12/7/2018(b)	5,015	5,015
Michigan State Housing Development Authority, Single-Family Mortgage
Series D, Rev., VRDO, 1.68%, 12/7/2018(b)	5,805	5,805
Series D, Rev., VRDO, AMT, 1.74%, 12/7/2018(b)	4,950	4,950
Series B, Rev., VRDO, AMT, 1.76%, 12/7/2018(b)	50,780	50,780
Rib Floater Trust Series 2018-009, Rev., VRDO, LOC: Barclays Bank plc, 1.73%, 12/7/2018(b)(c)	6,000	6,000
Tender Option Bond Trust Receipts/Certificates
Series 2017-XF0597, Rev., VRDO, 1.72%, 12/7/2018(b)	3,000	3,000
Series 2017-XG0158, Rev., VRDO, LIQ: Bank of America NA, 1.73%, 12/7/2018(b)(c)	4,075	4,075

		116,475

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Minnesota — 0.7%
Minnesota Housing Finance Agency, Residential Housing Finance Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, 1.72%, 12/7/2018(b)	13,200	13,200
Oakdale Multifamily, Housing Cottage Homesteads Rev., VRDO, FHLMC, LOC: FHLMC, 1.74%, 12/7/2018(b)	7,000	7,000

		20,200

Mississippi — 2.6%
County of Jackson, Chevron USA, Inc. Project Rev., VRDO, 1.78%, 12/3/2018(b)	18,100	18,100
County of Jackson, Port Facility, Chevron USA, Inc. Project Rev., VRDO, 1.71%, 12/3/2018(b)	45,875	45,875
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project Series C, Rev., VRDO, 1.71%, 12/3/2018(b)	8,610	8,610
Mississippi Development Bank Special Obligation, Jackson County, Industrial Water System Project Series 2009, Rev., VRDO, 1.71%, 12/3/2018(b)	7,870	7,870

		80,455

Missouri — 3.1%
Rib Floater Trust Series 2017-010, Rev., VRDO, LOC: Barclays Bank plc, 1.74%, 12/7/2018(b)(c)	28,685	28,685
St. Charles County IDA, Country Club Apartments Project Rev., VRDO, FNMA, LOC: FNMA, 1.69%, 12/7/2018(b)	25,000	25,000
St. Charles County IDA, Remington Apartments Project Rev., VRDO, FNMA, LOC: FNMA, 1.69%, 12/7/2018(b)	11,500	11,500
Tender Option Bond Trust Receipts/Certificates Rev., VRDO, 1.75%, 12/7/2018(b)	30,000	30,000

		95,185

Nebraska — 0.9%
Nebraska Investment Finance Authority, Multi-Family Housing Series A, Rev., VRDO, LOC: Citibank NA, 1.75%, 12/7/2018(b)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates
Series 2018-XF2551, Rev., VRDO, 1.74%, 12/7/2018(b)	9,635	9,635
Series 2018-XF2558, Rev., VRDO, 1.74%, 12/7/2018(b)	8,000	8,000

		27,635

Nevada — 0.3%
County of Clark, Department of Aviation, Nevada Airport System Series B-2, Rev., VRDO, AMT, LOC: State Street Bank & Trust, 1.73%, 12/7/2018(b)	4,000	4,000
Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0633, GO, VRDO, LIQ: Royal Bank of Canada, 1.72%, 12/7/2018(b)(c)	4,100	4,100

		8,100

New Jersey — 1.0%
Rib Floater Trust Series 2018-020, Rev., VRDO, LIQ: Barclays Bank plc, 1.74%, 12/7/2018(b)(c)	15,000	15,000
Tender Option Bond Trust Receipts/Certificates
Series 2018-XX1091, Rev., VRDO, NATL-RE, LOC: Barclays Bank plc, 1.71%, 12/7/2018(b)(c)	9,000	9,000
Series 2018-XX1093, Rev., VRDO, LOC: Barclays Bank plc, 1.71%, 12/7/2018(b)(c)	5,700	5,700

		29,700

New York — 13.3%
Erie County Industrial Development Agency Series 2008, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 1.79%, 12/7/2018(b)	12,000	12,000
Housing Development Corp Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.75%, 12/7/2018(b)	35,000	35,000

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
New York — continued
Metropolitan Transportation Authority
Subseries G-2, Rev., VRDO, LOC: TD Bank NA, 1.65%, 12/7/2018(b)	9,810	9,810
Subseries E-4, Rev., VRDO, LOC: PNC Bank NA, 1.67%, 12/7/2018(b)	20,000	20,000
New York City Housing Development Corp., Multi-Family Mortgage, Related-Upper East Series A, Rev., VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 1.69%, 12/7/2018(b)	30,000	30,000
New York City Industrial Development Agency, Special Facility, Air Express International Corp. Project Rev., VRDO, LOC: Citibank NA, 1.72%, 12/7/2018(b)	19,000	19,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2019 Rev., VRDO, 1.73%, 12/7/2018(b)	20,000	20,000
New York Liberty Development Corp. Series 2015-XF2023, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.74%, 12/7/2018(b)(c)	10,000	10,000
New York State Housing Finance Agency, 188 Ludlow Street Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.77%, 12/7/2018(b)	24,800	24,800
New York State Housing Finance Agency, 222 East 44th Street Housing Series A, Rev., VRDO, LOC: Bank of China, 1.74%, 12/7/2018(b)	21,550	21,550
New York State Housing Finance Agency, 25 West 25th Street Housing Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.75%, 12/7/2018(b)	22,600	22,600
New York State Housing Finance Agency, 250 West 93rd Street Housing Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.74%, 12/7/2018(b)	30,000	30,000
New York State Housing Finance Agency, 42nd and 10th Housing Series A, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 1.72%, 12/7/2018(b)	8,350	8,350
New York State Housing Finance Agency, 455 West 37th Street Housing Series A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thueringen, 1.82%, 12/3/2018(b)	57,120	57,120
New York State Housing Finance Agency, Manhattan West Residential Housing Series A, Rev., VRDO, LOC: Bank of China, 1.76%, 12/3/2018(b)	12,500	12,500
State of New York Mortgage Agency, Homeowner Mortgage Series 135, Rev., VRDO, AMT, 1.81%, 12/3/2018(b)	750	750
Tender Option Bond Trust Receipts/Certificates
Series E-118, GO, VRDO, LIQ: Royal Bank of Canada, 1.78%, 12/3/2018(b)	20,000	20,000
Series 2017-XF0566, Rev., VRDO, LIQ: TD Bank NA, 1.71%, 12/7/2018(b)(c)	4,000	4,000
Series 2017-XF0566, Rev., VRDO, LIQ: TD Bank NA, 1.71%, 12/7/2018(b)(c)	4,300	4,300
Series 2018-XF0238, Rev., VRDO, 1.71%, 12/7/2018(b)	23,815	23,815
Series 2018-XF2757, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.71%, 12/7/2018(b)(c)	8,000	8,000
Series 2017-XG0156, Rev., VRDO, 1.72%, 12/7/2018(b)	2,020	2,020
Series 2017-XF2488, Rev., VRDO, 1.74%, 12/7/2018(b)	2,500	2,500
Series 2018-XM0616, Rev., VRDO, 1.74%, 12/7/2018(b)	10,425	10,425

		408,540

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
North Carolina — 0.6%
North Carolina Capital Facilities Finance Agency, Educational Facilities Series 2016-ZM0153, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.72%, 12/7/2018(b)(c)	5,000	5,000
Tender Option Bond Trust Receipts/Certificates Series 2018-XG0170, Rev., VRDO, 1.72%, 12/7/2018(b)	3,000	3,000
Union County Industrial Facilities and Pollution Control Financing Authority Series 2007, Rev., VRDO, LOC: BB&T Corp., 1.74%, 12/7/2018(b)	10,000	10,000

		18,000

North Dakota — 0.9%
North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage Series B, Rev., VRDO, AMT, 1.72%, 12/7/2018(b)	27,055	27,055

Ohio — 0.1%
RBC Municipal Products, Inc. Trust, Floater Certificates Series G-30, GO, VRDO, LOC: Royal Bank of Canada, 1.72%, 12/7/2018(b)(c)	3,905	3,905

Oregon — 3.1%
Confederated Tribes of The Umatilla Indian Reservation, Tribal Infrastructure Rev., VRDO, LOC: Wells Fargo Bank NA, 2.34%, 12/7/2018(b)	11,150	11,150
Marion County Housing Authority, Residence At Marian Rev., VRDO, LOC: U.S. Bank NA, 1.74%, 12/7/2018(b)	240	240
Port of Portland, Oregon International Airport, Multimodal Variable Rate Rev., VRDO, AMT, LOC: Industrial & Commercial Bank of China, 1.73%, 12/7/2018(b)	12,300	12,300
Port of Portland, Oregon Portland International Airport Series 18B, Rev., VRDO, AMT, LOC: Industrial & Commercial Bank of China, 1.75%, 12/7/2018(b)	32,320	32,320
Port of Portland, Special Obligation, Horizon Air Industries, Inc. Project Rev., Rev., VRDO, LOC: Bank of America NA, 1.76%, 12/3/2018(b)	14,600	14,600
State of Oregon, Facilities Authority, PeaceHealth Series B, Rev., VRDO, LOC: TD Bank NA, 1.69%, 12/3/2018(b)	19,250	19,250
Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0637, Rev., VRDO, 1.72%, 12/7/2018(b)	3,500	3,500

		93,360

Other — 4.0%
FHLMC, Multi-Family Housing
Series M017, Class A, Rev., VRDO, LIQ: FHLMC, 1.73%, 12/7/2018(b)	49,900	49,900
Series M015, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.74%, 12/7/2018(b)	15,660	15,660
Series M021, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.74%, 12/7/2018(b)	12,125	12,125
Series M025, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.79%, 12/7/2018(b)	20,170	20,170
Series M026, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.79%, 12/7/2018(b)	21,325	21,325
SunAmerica Taxable Trust Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.75%, 12/7/2018(b)	4,310	4,310

		123,490

Pennsylvania — 2.1%
City of Philadelphia Pennsylvania Airport Subseries C-1, Rev., VRDO, AMT, LOC: TD Bank NA, 1.69%, 12/7/2018(b)	20,615	20,615

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Pennsylvania — continued
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2005-89, Rev., VRDO, AMT, 1.69%, 12/7/2018(b)	11,200	11,200
Series 2006-93B, Rev., VRDO, AMT, 1.74%, 12/7/2018(b)	10,560	10,560
Series 2007-98C, Rev., VRDO, AMT, 1.74%, 12/7/2018(b)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates
Series 2018-XF0702, Rev., VRDO, LIQ: Bank of America NA, 1.67%, 12/7/2018(b)(c)	2,000	2,000
Series 2018-XG0201, Rev., VRDO, GTD, LOC: Barclays Bank plc, 1.73%, 12/7/2018(b)(c)	5,000	5,000
Series 2018-XL0061, Rev., VRDO, LOC: Citibank NA, 1.75%, 12/7/2018(b)	4,490	4,490

		63,865

Rhode Island — 0.8%
Rhode Island Housing and Mortgage Finance Corp., Multi-Family Housing, University Heights Project Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 1.76%, 12/7/2018(b)	25,500	25,500

South Carolina — 0.9%
South Carolina State Housing Finance and Development Authority, Rental Housing, Rocky Creek Rev., VRDO, LOC: Wells Fargo Bank NA, 1.74%, 12/7/2018(b)	1,185	1,185
Tender Option Bond Trust Receipts/Certificates Series 2018-BAML0003, Rev., VRDO, LOC: Bank of America NA, 1.91%, 12/7/2018(b)(c)	25,000	25,000

		26,185

Tennessee — 2.7%
Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund Rev., VRDO, LOC: Bank of America NA, 1.64%, 12/3/2018(b)	31,225	31,225
Jackson Industrial Development Board, Industrial Development, General Cable Corp. Project Rev., VRDO, LOC: PNC Bank NA, 1.71%, 12/7/2018(b)	9,000	9,000
Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Multi-Family Housing, The Retreat at Dry Creek Farms Apartments Project Rev., VRDO, LOC: Citibank NA, 1.75%, 12/7/2018(b)	10,750	10,750
Metropolitan Government of Nashville and Davidson County Industrial Development Board, Multifamily Housing, Arbor Crest Rev., VRDO, FNMA, LOC: FNMA, 1.69%, 12/7/2018(b)	12,750	12,750
Tender Option Bond Trust Receipts/Certificates
Series 2018-XF2576, Rev., VRDO, LOC: Barclays Bank plc, 1.72%, 12/7/2018(b)(c)	15,390	15,390
Series 2018-XL0062, Rev., VRDO, LOC: Citibank NA, 1.75%, 12/7/2018(b)	4,420	4,420

		83,535

Texas — 9.7%
Capital Area Housing Finance Corp., Cypress Creek At River Bend Apartments Rev., VRDO, LOC: Citibank NA, 1.76%, 12/7/2018(b)	10,170	10,170
City of Austin, Airport System Subseries 2005-4, Rev., VRDO, AMT, AGM, LOC: Sumitomo Mitsui Banking Corp., 1.75%, 12/7/2018(b)	17,615	17,615
County of Jefferson, Port of Port Arthur Navigation District, Fina Oil and Chemical Co. Project Rev., VRDO, 1.77%, 12/7/2018(b)	7,825	7,825
Gulf Coast Waste Disposal Authority, Environmental Facilities, ExxonMobile Project Series A, Rev., VRDO, 1.73%, 12/3/2018(b)	22,350	22,350

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Texas — continued
Lower Neches Valley Authority Industrial Development Corp. Subseries B-2, Rev., VRDO, 1.73%, 12/3/2018(b)	10,430	10,430
Lower Neches Valley Authority Industrial Development Corp., Exempt Facilities, Mobil Oil Refining Corp. Project Rev., VRDO, 1.74%, 12/3/2018(b)	13,900	13,900
Montgomery Country Housing Finance Corp., Multi-Family Housing, Park at Woodline Townhomes Rev., VRDO, LOC: Citibank NA, 1.76%, 12/7/2018(b)	12,305	12,305
North Texas Tollway Authority Series 2016-XF2220, Rev., VRDO, LIQ: Citibank NA, 1.72%, 12/7/2018(b)(c)	10,950	10,950
RBC Municipal Products, Inc. Trust, Floater Certificates
Series G-20, GO, VRDO, LOC: Royal Bank of Canada, 1.72%, 12/7/2018(b)(c)	10,000	10,000
Series G-31, GO, VRDO, LOC: Royal Bank of Canada, 1.72%, 12/7/2018(b)(c)	3,000	3,000
Series G-34, GO, VRDO, PSF-GTD, LOC: Royal Bank of Canada, 1.72%, 12/7/2018(b)(c)	5,400	5,400
Southeast Texas Housing Finance Corp., Wyndham Park Apartments Rev., VRDO, FNMA, LOC: FNMA, 1.76%, 12/7/2018(b)	8,100	8,100
State of Texas Series C, GO, VRDO, 1.72%, 12/7/2018(b)	19,665	19,665
State of Texas, Veterans Bonds
GO, VRDO, AMT, LIQ: State Street Bank & Trust, 1.75%, 12/7/2018(b)	12,580	12,580
Series A, GO, VRDO, 1.75%, 12/7/2018(b)	9,710	9,710
State of Texas, Veterans Housing Assistance Program GO, VRDO, AMT, 1.80%, 12/7/2018(b)	29,245	29,245
Tarrant County Cultural Education Facilities Finance Corp. Rev., VRDO, 1.73%, 12/7/2018(b)	3,700	3,700
Tender Option Bond Trust Receipts/Certificates
GO, VRDO, 1.72%, 12/7/2018(b)	5,000	5,000
Series 2017-XF0599, Rev., VRDO, 1.72%, 12/7/2018(b)	9,000	9,000
Series 2017-XG0155, GO, VRDO, PSF-GTD, 1.72%, 12/7/2018(b)	5,542	5,542
Series 2018-XG0166, Rev., VRDO, LIQ: Citibank NA, 1.72%, 12/7/2018(b)(c)	3,308	3,308
Series 2016-ZF0465, Rev., VRDO, LIQ: Royal Bank of Canada, 1.76%, 12/7/2018(b)	48,605	48,605
Texas Department of Housing and Community Affairs, Single Family Mortgage Series D, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: Texas Comptroller of Public Accounts, 1.72%, 12/7/2018(b)	9,540	9,540
University of Texas, Permanent University System Series A, Rev., VRDO, LIQ: University of Texas Investment Management Co., 1.70%, 12/7/2018(b)	10,000	10,000

		297,940

Utah — 0.7%
Tender Option Bond Trust Receipts/Certificates Series 2018-XG0171, Rev., VRDO, 1.75%, 12/7/2018(b)	3,000	3,000
Utah Housing Corp., Single Family Mortgage
Series A-1, Class I, Rev., VRDO, 1.72%, 12/7/2018(b)	2,470	2,470
Series B, Class I, Rev., VRDO, 1.72%, 12/7/2018(b)	3,695	3,695
Series C-2, Class I, Rev., VRDO, FHA, 1.72%, 12/7/2018(b)	4,455	4,455
Series D-2, Class I, Rev., VRDO, 1.72%, 12/7/2018(b)	4,470	4,470
Utah Housing Finance Agency, Single Family Mortgage Series A-2, Rev., VRDO, 1.72%, 12/7/2018(b)	1,970	1,970

		20,060

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Virginia — 2.8%
Arlington County Industrial Development Authority, Multi-family Housing, Gates of Ballston Apartments Rev., VRDO, LOC: PNC Bank NA, 1.77%, 12/7/2018(b)	15,725	15,725
County of King George, IDA, Birchwood Power Partners
Series A, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.73%, 12/3/2018(b)	9,200	9,200
Series B, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.73%, 12/3/2018(b)	9,200	9,200
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Rev., VRDO, 1.69%, 12/7/2018(b)	5,000	5,000
Tender Option Bond Trust Receipts/Certificates
Series 2018-XG0183, Rev., VRDO, LIQ: Barclays Bank plc, 1.71%, 12/7/2018(b)(c)	6,435	6,435
Series 2018-XL0069, Rev., VRDO, LIQ: Barclays Bank plc, 1.71%, 12/7/2018(b)(c)	4,230	4,230
Series 2018-ZM0583, Rev., VRDO, LIQ: Bank of America NA, 1.72%, 12/7/2018(b)(c)	5,415	5,415
Series 2018-BAML0002, Rev., VRDO, FHLMC, LIQ: Bank of America NA, 1.76%, 12/7/2018(b)(c)	15,390	15,390
Series 2018-BAML0004, Rev., VRDO, FHLMC, LIQ: Bank of America NA, 1.76%, 12/7/2018(b)(c)	15,190	15,190

		85,785

Washington — 2.7%
Port Grays Harbor Industrial Development Corp., Murphy Co. Project Rev., VRDO, LOC: U.S. Bank NA, 1.73%, 12/7/2018(b)	10,000	10,000
Port of Seattle, Subordinate Lien Series 2008, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.74%, 12/7/2018(b)	28,515	28,515
Tender Option Bond Trust Receipts/Certificates Series 2018-XF0658, Rev., VRDO, LIQ: Bank of America NA, 1.77%, 12/7/2018(b)(c)	5,610	5,610
Washington Economic Development Finance Authority, Solid Waste Disposal, Cleanscapes, Inc. Project Rev., VRDO, LOC: Bank of America NA, 1.74%, 12/7/2018(b)	20,735	20,735
Washington Economic Development Finance Authority, Solid Waste Disposal, Le May Enterprise Project Series B, Rev., VRDO, LOC: Bank of America NA, 1.77%, 12/7/2018(b)	11,600	11,600
Washington Health Care Facilities Authority, Providence Health and Services Rev., VRDO, 1.71%, 12/7/2018(b)	205	205
Washington State Housing Finance Commission, Multi-Family Housing, Alderwood Court Apartments Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.75%, 12/7/2018(b)	5,350	5,350

		82,015

West Virginia — 0.3%
County of Harrison, Solid Waste Disposal, Waste Management of West Virginia, Inc. Project Series A, Rev., VRDO, LOC: Bank of America NA, 1.78%, 12/7/2018(b)	8,120	8,120

Wisconsin — 0.2%
City of Appleton, Industrial Development Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.88%, 12/7/2018(b)	1,300	1,300
Tender Option Bond Trust Receipts/Certificates Series 2018-XF2541, Rev., VRDO, 1.72%, 12/7/2018(b)	3,400	3,400

		4,700

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Wyoming — 0.7%
County of Laramie, Wyoming Industrial Development Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.72%, 12/7/2018(b)	7,000	7,000
County of Uinta Rev., VRDO, 1.71%, 12/3/2018(b)	7,900	7,900
Wyoming Community Development Authority, Composite Reoffering Housing Series 6, Rev., VRDO, AMT, 1.75%, 12/7/2018(b)	4,900	4,900

		19,800

TOTAL MUNICIPAL BONDS (Cost $2,867,200)		2,867,200

Investments(a)	Shares (000)
VARIABLE RATE DEMAND PREFERRED SHARES — 5.3%
California — 0.5%
Nuveen California Quality Municipal Income Fund
Series 4, LIQ: Royal Bank of Canada, 1.83%, 12/7/2018 #(c)	10,000	10,000
Series 6, LIQ: Citibank NA, 1.84%, 12/7/2018 #(c)	5,000	5,000

		15,000

Other — 4.8%
Nuveen AMT-Free Quality Municipal Income Fund
Series 3, LIQ: TD Bank NA, 1.74%, 12/7/2018 #(c)	25,000	25,000
Series 4, LIQ: Barclays Bank plc, 1.78%, 12/7/2018 #(c)	31,700	31,700
Nuveen Quality Municipal Income Fund
Series 1, LIQ: Barclays Bank plc, 1.84%, 12/7/2018 #(c)	79,700	79,700
Series 3, LIQ: Barclays Bank plc, 1.84%, 12/7/2018 #(c)	9,700	9,700

		146,100

TOTAL VARIABLE RATE DEMAND PREFERRED SHARES (Cost $161,100)		161,100

Total Investments — 98.9% (Cost $3,028,300)*		3,028,300
Other Assets Less Liabilities — 1.1%		35,157

Net Assets — 100.0%		3,063,457

Percentages indicated are based on net assets.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2018.
(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2018.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of November 30, 2018.
*	The cost of securities is substantially the same for federal income tax purposes.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value of the Fund.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of November 30, 2018, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$3,028,300	$—	$3,028,300

(a)

All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2018.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 42.0%
U.S. Treasury Notes
1.00%, 8/31/2019	5,000	4,939
1.25%, 8/31/2019	5,000	4,948
1.50%, 10/31/2019	20,000	19,781
1.63%, 12/31/2019	20,000	19,761
1.38%, 1/31/2020	10,000	9,843
1.38%, 3/31/2020	85,000	83,436
1.13%, 4/30/2020	25,000	24,430
1.38%, 4/30/2020	30,000	29,415
1.50%, 5/31/2020	55,000	53,954
1.63%, 7/31/2020	62,000	60,808
1.38%, 8/31/2020	70,000	68,294
1.38%, 9/30/2020	110,000	107,207
1.38%, 10/31/2020	140,000	136,254
2.88%, 10/31/2020	30,000	30,029
1.75%, 12/31/2020	120,000	117,492
1.38%, 1/31/2021	115,000	111,550
1.13%, 2/28/2021	95,000	91,534
1.25%, 3/31/2021	75,000	72,407
2.38%, 4/15/2021	25,000	24,747
1.38%, 4/30/2021	60,000	57,998
2.25%, 4/30/2021	15,000	14,807
3.13%, 5/15/2021	20,000	20,146
1.38%, 5/31/2021	70,925	68,468
1.13%, 6/30/2021	52,250	50,084
2.13%, 6/30/2021	15,000	14,744
2.25%, 7/31/2021	3,285	3,237
1.13%, 8/31/2021	10,000	9,555
2.75%, 9/15/2021	10,000	9,981
1.13%, 9/30/2021	10,000	9,546
2.13%, 9/30/2021	10,000	9,810
1.25%, 10/31/2021	10,000	9,562
2.00%, 10/31/2021	9,000	8,793
1.75%, 11/30/2021	35,000	33,927

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,405,381)		1,391,487

CORPORATE BONDS — 28.7%
Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc. (United Kingdom) 6.38%, 6/1/2019(a)	2,903	2,946
Lockheed Martin Corp. 3.35%, 9/15/2021	1,280	1,275
Precision Castparts Corp. 2.25%, 6/15/2020	2,000	1,969
Textron, Inc. 5.95%, 9/21/2021	1,300	1,363

		7,553

Auto Components — 0.0%(b)
Aptiv plc
3.15%, 11/19/2020	1,000	988

Automobiles — 0.5%
BMW US Capital LLC (Germany) 1.85%, 9/15/2021(a)	1,826	1,736
Daimler Finance North America LLC (Germany)
2.25%, 9/3/2019(a)	1,750	1,736
2.25%, 3/2/2020(a)	5,000	4,924
Hyundai Capital America 2.00%, 7/1/2019(a)	859	851
Nissan Motor Acceptance Corp.
2.35%, 3/4/2019(a)	2,280	2,274
2.55%, 3/8/2021(a)	2,620	2,541
Volkswagen Group of America Finance LLC (Germany) 4.00%, 11/12/2021(a)	2,700	2,693

		16,755

Banks — 8.7%
ABN AMRO Bank NV (Netherlands)
2.45%, 6/4/2020(a)	2,060	2,029
3.40%, 8/27/2021(a)	3,700	3,670
AIB Group plc (Ireland) 4.75%, 10/12/2023(a)	1,915	1,883
ANZ New Zealand Int’l Ltd. (New Zealand)
2.60%, 9/23/2019(a)	250	249
2.88%, 1/25/2022(a)	3,000	2,918
Australia & New Zealand Banking Group Ltd. (Australia) 4.88%, 1/12/2021(a)	1,000	1,028
Bank of America Corp. 7.63%, 6/1/2019	6,590	6,734
Series L, 2.25%, 4/21/2020	6,000	5,910
5.63%, 7/1/2020	1,440	1,487
2.63%, 4/19/2021	7,951	7,786
5.00%, 5/13/2021	8,605	8,888
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(c)	5,370	5,237
Bank of Montreal (Canada)
2.10%, 6/15/2020	2,000	1,965
3.10%, 7/13/2020	1,750	1,746
1.90%, 8/27/2021	1,570	1,507
Bank of Nova Scotia (The) (Canada)
2.15%, 7/14/2020	2,045	2,011
2.45%, 3/22/2021	5,107	4,996
3.13%, 4/20/2021	1,500	1,489
Banque Federative du Credit Mutuel SA (France) 2.20%, 7/20/2020(a)	2,031	1,987
Barclays Bank plc (United Kingdom)
5.14%, 10/14/2020	1,310	1,332
2.65%, 1/11/2021	1,000	973
10.18%, 6/12/2021(a)	2,080	2,349
Barclays plc (United Kingdom) 3.68%, 1/10/2023	2,835	2,705
BB&T Corp. 5.25%, 11/1/2019	1,878	1,909

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Banks — continued
2.45%, 1/15/2020	2,790	2,765
2.05%, 5/10/2021	2,500	2,419
BNZ International Funding Ltd. (New Zealand)
2.35%, 3/4/2019(a)	1,684	1,681
2.90%, 2/21/2022(a)	1,000	972
Branch Banking & Trust Co. 2.85%, 4/1/2021	300	296
Canadian Imperial Bank of Commerce (Canada) 2.70%, 2/2/2021	3,615	3,552
Capital One NA 2.35%, 1/31/2020	3,000	2,963
Citibank NA 2.13%, 10/20/2020	1,850	1,804
Citigroup, Inc.
2.50%, 7/29/2019	4,000	3,982
2.40%, 2/18/2020	16,290	16,104
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(c)	2,500	2,441
Citizens Bank NA
2.30%, 12/3/2018	400	400
2.55%, 5/13/2021	3,640	3,539
Citizens Financial Group, Inc. 2.38%, 7/28/2021	1,420	1,370
Comerica, Inc. 3.70%, 7/31/2023	1,280	1,268
Commonwealth Bank of Australia (Australia)
2.30%, 3/12/2020	2,050	2,025
2.75%, 3/10/2022(a)	3,450	3,354
Compass Bank
2.75%, 9/29/2019	1,564	1,557
3.50%, 6/11/2021	1,650	1,627
Cooperatieve Rabobank UA (Netherlands) 3.88%, 9/26/2023(a)	1,165	1,158
Credit Agricole SA (France)
3.38%, 1/10/2022(a)	2,460	2,397
3.75%, 4/24/2023(a)	425	413
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.45%, 4/16/2021	5,211	5,167
Danske Bank A/S (Denmark)
1.65%, 9/6/2019(a)	4,400	4,336
2.70%, 3/2/2022(a)	800	763
Discover Bank 3.20%, 8/9/2021	3,000	2,945
Fifth Third Bancorp 3.50%, 3/15/2022	1,000	996
First Horizon National Corp. 3.50%, 12/15/2020	470	468
First Tennessee Bank NA 2.95%, 12/1/2019	700	696
HSBC Bank plc (United Kingdom) 4.75%, 1/19/2021(a)	4,520	4,614
HSBC Holdings plc (United Kingdom) 2.65%, 1/5/2022	13,360	12,862
Huntington Bancshares, Inc.
7.00%, 12/15/2020	1,815	1,934
3.15%, 3/14/2021	803	793
ING Groep NV (Netherlands) 3.15%, 3/29/2022	1,400	1,361
KeyBank NA 2.50%, 11/22/2021	750	730
KeyCorp 2.90%, 9/15/2020	4,000	3,958
Lloyds Bank plc (United Kingdom)
2.70%, 8/17/2020	4,800	4,734
3.30%, 5/7/2021	1,300	1,285
Lloyds Banking Group plc (United Kingdom) 3.00%, 1/11/2022	200	192
Manufacturers & Traders Trust Co.
2.30%, 1/30/2019	1,648	1,648
2.25%, 7/25/2019	1,000	995
2.10%, 2/6/2020	1,295	1,277
2.63%, 1/25/2021	2,000	1,962
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.54%, 7/26/2021	1,600	1,599
2.67%, 7/25/2022	3,535	3,411
Mizuho Bank Ltd. (Japan) 2.65%, 9/25/2019(a)	1,189	1,185
Mizuho Financial Group, Inc. (Japan)
2.95%, 2/28/2022	1,000	974
2.60%, 9/11/2022	536	514
MUFG Bank Ltd. (Japan) 2.30%, 3/10/2019(a)	1,800	1,796
MUFG Union Bank NA 2.25%, 5/6/2019	1,000	997
National City Corp. 6.88%, 5/15/2019	4,425	4,496
Nordea Bank AB (Finland)
4.88%, 5/13/2021(a)	700	710
3.75%, 8/30/2023(a)	1,115	1,091
PNC Bank NA
2.30%, 6/1/2020	1,315	1,293
2.60%, 7/21/2020	1,000	987
2.50%, 1/22/2021	7,278	7,130
Regions Bank 2.75%, 4/1/2021	2,000	1,956
Regions Financial Corp. 3.20%, 2/8/2021	1,840	1,814
Royal Bank of Canada (Canada)
2.13%, 3/2/2020	5,960	5,885
3.20%, 4/30/2021	2,000	1,992
Santander UK Group Holdings plc (United Kingdom)
3.13%, 1/8/2021	5,000	4,888
2.88%, 8/5/2021	1,000	961
Santander UK plc (United Kingdom) 2.13%, 11/3/2020	1,000	968
Skandinaviska Enskilda Banken AB (Sweden) 2.63%, 11/17/2020(a)	850	834
Societe Generale SA (France) 3.25%, 1/12/2022(a)	2,850	2,778

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Banks — continued
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023(a)(c)	1,400	1,390
Sumitomo Mitsui Banking Corp. (Japan) 2.51%, 1/17/2020	900	892
Sumitomo Mitsui Financial Group, Inc. (Japan) 2.78%, 7/12/2022	1,510	1,462
Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.95%, 9/19/2019(a)	2,390	2,366
SunTrust Bank
(ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022(c)	1,610	1,595
SunTrust Banks, Inc. 2.90%, 3/3/2021	3,125	3,080
Svenska Handelsbanken AB (Sweden) 2.45%, 3/30/2021	1,000	975
Toronto-Dominion Bank (The) (Canada)
3.00%, 6/11/2020	2,030	2,023
2.55%, 1/25/2021	3,000	2,954
2.13%, 4/7/2021	1,096	1,066
UBS Group Funding Switzerland AG (Switzerland)
3.00%, 4/15/2021(a)	2,871	2,821
2.65%, 2/1/2022(a)	3,626	3,487
Wells Fargo & Co.
Series N,
2.15%, 1/30/2020	7,648	7,548
2.50%, 3/4/2021	7,634	7,438
2.10%, 7/26/2021	8,248	7,916
2.63%, 7/22/2022	600	575
Wells Fargo Bank NA 3.63%, 10/22/2021	3,300	3,299
Westpac Banking Corp. (Australia) 2.00%, 8/19/2021	4,000	3,837

		287,574

Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc. (Belgium) 2.65%, 2/1/2021	12,091	11,848
Coca-Cola European Partners plc (United Kingdom)
3.50%, 9/15/2020	1,460	1,458
3.25%, 8/19/2021	350	346
Constellation Brands, Inc. 3.75%, 5/1/2021	2,000	2,001
Keurig Dr Pepper, Inc. 2.53%, 11/15/2021	1,255	1,204
Pernod Ricard SA (France)
5.75%, 4/7/2021(a)	850	887
4.45%, 1/15/2022(a)	600	609

		18,353

Biotechnology — 0.4%
AbbVie, Inc.
2.50%, 5/14/2020	9,065	8,932
Celgene Corp. 2.75%, 2/15/2023	1,500	1,423
Gilead Sciences, Inc.
2.05%, 4/1/2019	2,073	2,066
2.55%, 9/1/2020	1,490	1,471

		13,892

Building Products — 0.1%
Johnson Controls International plc 5.00%, 3/30/2020	1,015	1,034
Masco Corp. 3.50%, 4/1/2021	815	807

		1,841

Capital Markets — 4.2%
Bank of New York Mellon Corp. (The)
2.50%, 4/15/2021	5,040	4,944
2.05%, 5/3/2021	3,450	3,331
Credit Suisse AG (Switzerland) 2.30%, 5/28/2019	1,250	1,245
Deutsche Bank AG (Germany)
3.13%, 1/13/2021	12,000	11,642
3.15%, 1/22/2021	1,325	1,278
Goldman Sachs Group, Inc. (The)
5.38%, 3/15/2020	20,314	20,779
2.88%, 2/25/2021	1,000	981
2.35%, 11/15/2021	1,200	1,145
3.00%, 4/26/2022	2,375	2,299
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022(c)	18,799	18,138
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(c)	6,825	6,542
ING Bank NV (Netherlands) 2.45%, 3/16/2020(a)	3,772	3,726
Macquarie Bank Ltd. (Australia) 2.60%, 6/24/2019(a)	7,574	7,551
Macquarie Group Ltd. (Australia)
3.00%, 12/3/2018(a)	3,080	3,080
7.63%, 8/13/2019(a)	446	459
Morgan Stanley
2.45%, 2/1/2019	990	989
7.30%, 5/13/2019	4,861	4,949
5.50%, 1/26/2020	5,400	5,525
2.65%, 1/27/2020	15,319	15,192
5.50%, 7/24/2020	4,115	4,236
5.75%, 1/25/2021	2,836	2,952
3.75%, 2/25/2023	6,706	6,642
Nomura Holdings, Inc. (Japan)
2.75%, 3/19/2019	1,005	1,004
6.70%, 3/4/2020	1,650	1,716
State Street Corp. 1.95%, 5/19/2021	1,991	1,919
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	500	512
UBS AG (Switzerland) 2.20%, 6/8/2020(a)	8,000	7,846

		140,622

Chemicals — 0.5%
Air Liquide Finance SA (France)

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Chemicals — continued
1.38%, 9/27/2019(a)	2,648	2,612
Dow Chemical Co. (The)
8.55%, 5/15/2019	805	824
3.00%, 11/15/2022	437	422
DowDuPont, Inc. 3.77%, 11/15/2020	640	643
Eastman Chemical Co. 3.50%, 12/1/2021	2,025	2,017
International Flavors & Fragrances, Inc. 3.40%, 9/25/2020	651	650
Mosaic Co. (The)
3.75%, 11/15/2021	200	200
3.25%, 11/15/2022	2,882	2,794
Nutrien Ltd. (Canada) 6.75%, 1/15/2019	1,540	1,546
RPM International, Inc. 6.13%, 10/15/2019	2,025	2,071
Sherwin-Williams Co. (The) 2.75%, 6/1/2022	2,146	2,058

		15,837

Commercial Services & Supplies — 0.0%(b)
Republic Services, Inc. 5.50%, 9/15/2019	840	853

Consumer Finance — 2.0%
AerCap Ireland Capital DAC (Ireland) 3.75%, 5/15/2019	1,717	1,718
3.95%, 2/1/2022	1,105	1,088
4.63%, 7/1/2022	3,812	3,843
American Express Co. 8.13%, 5/20/2019	1,395	1,427
2.50%, 8/1/2022	2,000	1,908
American Express Credit Corp. 2.38%, 5/26/2020	1,000	986
Series F, 2.60%, 9/14/2020	2,001	1,973
2.25%, 5/5/2021	3,234	3,135
American Honda Finance Corp.
Series A, 2.15%, 3/13/2020	2,000	1,971
1.95%, 7/20/2020	2,095	2,055
Capital One Financial Corp. 3.05%, 3/9/2022	5,340	5,190
Caterpillar Financial Services Corp. 1.93%, 10/1/2021	1,952	1,874
Ford Motor Credit Co. LLC 3.34%, 3/18/2021	13,226	12,779
3.34%, 3/28/2022	6,146	5,791
General Motors Financial Co., Inc. 4.20%, 3/1/2021	11,821	11,765
3.45%, 1/14/2022	5,944	5,732
Toyota Motor Credit Corp. 1.90%, 4/8/2021	3,394	3,292

		66,527

Diversified Financial Services — 0.6%
AIG Global Funding
3.35%, 6/25/2021(a)	1,685	1,678
2.70%, 12/15/2021(a)	1,700	1,643
CK Hutchison International II Ltd. (Hong Kong) 2.25%, 9/29/2020(a)	513	501
CK Hutchison International Ltd. (Hong Kong) 2.88%, 4/5/2022(a)	1,200	1,168
EDP Finance BV (Portugal) 4.13%, 1/15/2020(a)	1,112	1,115
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020	10,419	9,904
National Rural Utilities Cooperative Finance Corp. 2.35%, 6/15/2020	1,115	1,099
ORIX Corp. (Japan) 2.90%, 7/18/2022	908	880
Synchrony Bank 3.00%, 6/15/2022	2,145	2,005

		19,993

Diversified Telecommunication Services — 0.5%
AT&T, Inc.
3.80%, 3/15/2022	4,754	4,736
3.00%, 6/30/2022	8,000	7,756
Orange SA (France)
2.75%, 2/6/2019	1,391	1,390
5.38%, 7/8/2019	1,893	1,918

		15,800

Electric Utilities — 0.7%
Arizona Public Service Co.
8.75%, 3/1/2019	400	405
2.20%, 1/15/2020	1,000	989
Commonwealth Edison Co. 4.00%, 8/1/2020	880	886
Emera US Finance LP (Canada) 2.70%, 6/15/2021	1,930	1,870
Enel Finance International NV (Italy) 2.88%, 5/25/2022(a)	3,100	2,897
Entergy Corp. 5.13%, 9/15/2020	444	452
Entergy Louisiana LLC 4.80%, 5/1/2021	310	316
Exelon Corp. 3.50%, 6/1/2022(d)	850	824
Fortis, Inc. (Canada) 2.10%, 10/4/2021	375	359
Kentucky Utilities Co. 3.25%, 11/1/2020	530	529
NextEra Energy Capital Holdings, Inc. 2.70%, 9/15/2019	224	223
Niagara Mohawk Power Corp. 4.88%, 8/15/2019(a)	631	637
Oncor Electric Delivery Co. LLC 2.15%, 6/1/2019	380	378
Progress Energy, Inc. 4.40%, 1/15/2021	6,135	6,234
Public Service Co. of Oklahoma 5.15%, 12/1/2019	510	520
Southern California Edison Co.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Electric Utilities — continued
1.85%, 2/1/2022	831	803
Southern Co. (The) 2.75%, 6/15/2020	2,610	2,580
Xcel Energy, Inc. 2.60%, 3/15/2022	1,300	1,262

		22,164

Electronic Equipment, Instruments & Components — 0.0%(b)
Arrow Electronics, Inc. 6.00%, 4/1/2020	664	682

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC
3.20%, 8/15/2021	826	808
2.77%, 12/15/2022	1,190	1,123
Schlumberger Investment SA 3.30%, 9/14/2021(a)	2,320	2,313

		4,244

Entertainment — 0.2%
21st Century Fox America, Inc. 4.50%, 2/15/2021	2,655	2,710
NBCUniversal Media LLC 5.15%, 4/30/2020	2,000	2,050
Warner Media LLC 4.00%, 1/15/2022	2,540	2,540

		7,300

Equity Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc.
2.75%, 1/15/2020	585	580
4.60%, 4/1/2022	1,000	1,025
American Tower Corp. 5.05%, 9/1/2020	1,152	1,178
3.30%, 2/15/2021	1,590	1,578
2.25%, 1/15/2022	1,000	949
Boston Properties LP 4.13%, 5/15/2021	2,548	2,571
Crown Castle International Corp. 2.25%, 9/1/2021	6,091	5,824
Digital Realty Trust LP 3.40%, 10/1/2020	1,755	1,749
Duke Realty LP 3.88%, 2/15/2021	965	970
ERP Operating LP 2.38%, 7/1/2019	1,000	995
Government Properties Income Trust 4.00%, 7/15/2022	1,804	1,789
HCP, Inc. 2.63%, 2/1/2020	5,410	5,356
Liberty Property LP 4.75%, 10/1/2020	1,800	1,834
Realty Income Corp. 3.25%, 10/15/2022	1,995	1,955
VEREIT Operating Partnership LP 4.13%, 6/1/2021	1,208	1,214
WEA Finance LLC (France) 3.25%, 10/5/2020(a)	1,000	993
Welltower, Inc.
6.13%, 4/15/2020	1,200	1,238
4.95%, 1/15/2021	1,870	1,908

		33,706

Food & Staples Retailing — 0.1%
Alimentation Couche-Tard, Inc. (Canada) 2.35%, 12/13/2019(a)	1,095	1,083
Kroger Co. (The)
3.40%, 4/15/2022	455	449
2.80%, 8/1/2022	2,810	2,713

		4,245

Food Products — 0.6%
Cargill, Inc. 3.25%, 11/15/2021(a)	2,775	2,746
Conagra Brands, Inc. 3.80%, 10/22/2021	2,715	2,709
Kraft Heinz Foods Co.
2.80%, 7/2/2020	1,300	1,284
3.50%, 6/6/2022	2,500	2,458
Mead Johnson Nutrition Co. (United Kingdom) 4.90%, 11/1/2019	2,665	2,703
Mondelez International Holdings Netherlands BV 2.00%, 10/28/2021(a)	1,200	1,141
Mondelez International, Inc. 3.00%, 5/7/2020	1,500	1,492
Smithfield Foods, Inc.
2.70%, 1/31/2020(a)	800	787
3.35%, 2/1/2022(a)	2,341	2,270
Tyson Foods, Inc.
2.65%, 8/15/2019	3,000	2,984
3.90%, 9/28/2023	800	790

		21,364

Gas Utilities — 0.3%
Atmos Energy Corp. 8.50%, 3/15/2019	314	319
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	2,400	2,429
Dominion Energy Gas Holdings LLC
2.50%, 12/15/2019	675	669
2.80%, 11/15/2020	7,023	6,906

		10,323

Health Care Equipment & Supplies — 0.2%
Becton Dickinson and Co.
2.13%, 6/6/2019	530	527
2.40%, 6/5/2020	960	942
Boston Scientific Corp. 6.00%, 1/15/2020	820	842
Medtronic, Inc. 2.50%, 3/15/2020	2,915	2,891
Zimmer Biomet Holdings, Inc. 2.70%, 4/1/2020	2,702	2,666

		7,868

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Health Care Providers & Services — 0.7%
Aetna, Inc. 2.20%, 3/15/2019	2,640	2,635
Allergan Sales LLC 5.00%, 12/15/2021(a)	420	431
AmerisourceBergen Corp. 3.50%, 11/15/2021	845	840
Anthem, Inc.
4.35%, 8/15/2020	815	826
2.50%, 11/21/2020	833	817
Coventry Health Care, Inc. 5.45%, 6/15/2021	1,765	1,819
CVS Health Corp. 3.35%, 3/9/2021	8,745	8,663
Laboratory Corp. of America Holdings 2.63%, 2/1/2020	3,250	3,225
Medco Health Solutions, Inc. 4.13%, 9/15/2020	3,014	3,034
Quest Diagnostics, Inc. 4.75%, 1/30/2020	1,340	1,362

		23,652

Hotels, Restaurants & Leisure — 0.0%(b)
Royal Caribbean Cruises Ltd. 2.65%, 11/28/2020	1,095	1,071

Household Durables — 0.0%(b)
Newell Brands, Inc. 3.15%, 4/1/2021	289	284

Household Products — 0.0%(b)
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022(a)	800	764

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC 5.20%, 10/1/2019	260	264
3.40%, 3/15/2022	1,798	1,771

		2,035

Industrial Conglomerates — 0.1%
General Electric Co.
2.10%, 12/11/2019	1,090	1,065
5.30%, 2/11/2021	1,325	1,313
Roper Technologies, Inc. 3.00%, 12/15/2020	830	821

		3,199

Insurance — 1.6%
Alterra Finance LLC 6.25%, 9/30/2020	1,490	1,558
American International Group, Inc. 3.30%, 3/1/2021	4,015	3,968
Athene Global Funding
2.75%, 4/20/2020(a)	2,905	2,867
4.00%, 1/25/2022(a)	600	602
AXIS Specialty Finance LLC 5.88%, 6/1/2020	1,180	1,212
Chubb INA Holdings, Inc. 2.30%, 11/3/2020	783	768
CNA Financial Corp. 5.88%, 8/15/2020	2,000	2,068
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/2020	1,150	1,180
5.13%, 4/15/2022	1,000	1,043
Jackson National Life Global Funding 2.30%, 4/16/2019(a)	4,500	4,488
Liberty Mutual Group, Inc. 5.00%, 6/1/2021(a)	800	817
Lincoln National Corp. 6.25%, 2/15/2020	470	485
Marsh & McLennan Cos., Inc. 2.35%, 9/10/2019	1,500	1,490
MassMutual Global Funding II 2.00%, 4/15/2021(a)	2,272	2,201
Metropolitan Life Global Funding I 2.30%, 4/10/2019(a)	4,000	3,991
Nationwide Financial Services, Inc. 5.38%, 3/25/2021(a)	707	729
New York Life Global Funding
2.15%, 6/18/2019(a)	4,000	3,980
3.25%, 8/6/2021(a)	1,200	1,195
Pricoa Global Funding I 2.55%, 11/24/2020(a)	4,417	4,334
Principal Life Global Funding II 1.50%, 4/18/2019(a)	1,000	995
Protective Life Global Funding 1.56%, 9/13/2019(a)	2,344	2,315
Reliance Standard Life Global Funding II 3.05%, 1/20/2021(a)	1,388	1,372
Suncorp-Metway Ltd. (Australia) 2.38%, 11/9/2020(a)	4,170	4,064
WR Berkley Corp. 5.38%, 9/15/2020	500	514
4.63%, 3/15/2022	655	673
XLIT Ltd. (Bermuda) 2.30%, 12/15/2018	2,050	2,049
5.75%, 10/1/2021	700	746

		51,704

IT Services — 0.2%
Visa, Inc. 2.15%, 9/15/2022	3,120	2,988
Western Union Co. (The) 3.60%, 3/15/2022	3,435	3,399

		6,387

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 4.70%, 5/1/2020	2,930	2,986

Media — 0.3%
Charter Communications Operating LLC 3.58%, 7/23/2020	3,770	3,756
Comcast Corp. 3.45%, 10/1/2021	2,273	2,275
Discovery Communications LLC
2.20%, 9/20/2019	248	246
2.75%, 11/15/2019(a)	1,177	1,168
Sky plc (United Kingdom) 2.63%, 9/16/2019(a)	556	552
Time Warner Cable LLC 5.00%, 2/1/2020	1,391	1,409

		9,406

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Multi-Utilities — 0.2%
Ameren Corp. 2.70%, 11/15/2020	552	541
Berkshire Hathaway Energy Co. 2.40%, 2/1/2020	1,015	1,005
Sempra Energy 9.80%, 2/15/2019	2,736	2,770
Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	500	495
TECO Finance, Inc. 5.15%, 3/15/2020	475	484

		5,295

Oil, Gas & Consumable Fuels — 1.9%
Anadarko Petroleum Corp. 6.95%, 6/15/2019	1,195	1,214
BP Capital Markets plc (United Kingdom)
2.32%, 2/13/2020	2,499	2,473
4.50%, 10/1/2020	470	479
4.74%, 3/11/2021	1,820	1,869
Cenovus Energy, Inc. (Canada) 5.70%, 10/15/2019	2,419	2,458
CNOOC Finance 2015 Australia Pty. Ltd. (China) 2.63%, 5/5/2020	1,376	1,357
Columbia Pipeline Group, Inc. 3.30%, 6/1/2020	515	513
Enbridge Energy Partners LP
5.20%, 3/15/2020	400	408
4.20%, 9/15/2021	750	756
Enbridge, Inc. (Canada) 2.90%, 7/15/2022	400	385
Encana Corp. (Canada)
6.50%, 5/15/2019	670	679
3.90%, 11/15/2021	2,300	2,289
Energy Transfer Operating LP 9.00%, 4/15/2019	730	745
Eni SpA (Italy)
Series X-R, 4.00%, 9/12/2023(a)	1,020	994
EnLink Midstream Partners LP 2.70%, 4/1/2019	3,875	3,846
Enterprise Products Operating LLC
Series N, 6.50%, 1/31/2019	5,000	5,023
5.25%, 1/31/2020	2,135	2,175
EOG Resources,
Inc. 5.63%, 6/1/2019	3,450	3,487
4.40%, 6/1/2020	930	943
EQT Corp. 4.88%, 11/15/2021	928	938
Equinor ASA (Norway) 2.25%, 11/8/2019	2,480	2,459
Husky Energy, Inc. (Canada) 7.25%, 12/15/2019	2,660	2,735
Kinder Morgan Energy Partners LP 6.50%, 4/1/2020	640	662
Magellan Midstream Partners LP
6.55%, 7/15/2019	1,775	1,806
4.25%, 2/1/2021	800	807
Marathon Oil Corp. 2.70%, 6/1/2020	1,763	1,736
Marathon Petroleum Corp. 3.40%, 12/15/2020	1,350	1,342
ONEOK Partners LP 8.63%, 3/1/2019	446	451
Pioneer Natural Resources Co. 3.45%, 1/15/2021	425	422
Plains All American Pipeline LP
2.60%, 12/15/2019	1,001	990
5.75%, 1/15/2020	1,755	1,791
Sabine Pass Liquefaction LLC 5.63%, 2/1/2021(d)	1,250	1,286
Sunoco Logistics Partners Operations LP 5.50%, 2/15/2020	3,350	3,413
TransCanada PipeLines Ltd. (Canada)
3.13%, 1/15/2019	4,454	4,452
3.80%, 10/1/2020	715	717
Western Gas Partners LP 4.00%, 7/1/2022	450	442
Williams Cos., Inc. (The)
5.25%, 3/15/2020	525	534
3.60%, 3/15/2022	2,717	2,668

		61,744

Pharmaceuticals — 0.3%
EMD Finance LLC (Germany) 2.40%, 3/19/2020(a)	1,280	1,261
Mylan NV
2.50%, 6/7/2019	830	825
3.15%, 6/15/2021	1,610	1,572
Shire Acquisitions Investments Ireland DAC
1.90%, 9/23/2019	2,040	2,008
2.40%, 9/23/2021	3,970	3,806
Teva Pharmaceutical Finance IV LLC (Israel) 2.25%, 3/18/2020	850	825

		10,297

Real Estate Management & Development — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022(a)	3,000	2,948

Road & Rail — 0.5%
Burlington Northern Santa Fe LLC 8.13%, 4/15/2020	465	494
Canadian Pacific Railway Co. (Canada) 7.25%, 5/15/2019	1,000	1,018
Norfolk Southern Railway Co. 9.75%, 6/15/2020	1,200	1,318
Penske Truck Leasing Co. LP 2.50%, 6/15/2019(a)	2,047	2,038
Ryder System, Inc.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Road & Rail — continued
2.35%, 2/26/2019	1,403	1,400
2.45%, 9/3/2019	1,865	1,852
2.50%, 5/11/2020	1,320	1,303
3.50%, 6/1/2021	645	642
SMBC Aviation Capital Finance DAC (Ireland) 3.00%, 7/15/2022(a)	5,600	5,397

		15,462

Semiconductors & Semiconductor Equipment — 0.1%
Broadcom Corp. 3.00%, 1/15/2022	4,452	4,283

Software — 0.1%
VMware, Inc. 2.30%, 8/21/2020	2,295	2,234

Specialty Retail — 0.1%
Advance Auto Parts, Inc. 4.50%, 1/15/2022	1,200	1,215
AutoZone, Inc. 2.50%, 4/15/2021	1,000	974
O’Reilly Automotive, Inc. 4.63%, 9/15/2021	1,290	1,324

		3,513

Technology Hardware, Storage & Peripherals — 0.0%(b)
Dell International LLC 4.42%, 6/15/2021(a)	500	501

Thrifts & Mortgage Finance — 0.2%
BPCE SA (France)
2.75%, 12/2/2021	500	485
3.00%, 5/22/2022(a)	5,850	5,619

		6,104

Tobacco — 0.1%
BAT International Finance plc (United Kingdom) 2.75%, 6/15/2020(a)	2,130	2,092

Trading Companies & Distributors — 0.4%
Air Lease Corp.
2.13%, 1/15/2020	2,038	2,005
2.75%, 1/15/2023	1,417	1,338
Aircastle Ltd. 4.40%, 9/25/2023	730	721
Aviation Capital Group LLC 2.88%, 1/20/2022(a)	4,280	4,128
BOC Aviation Ltd. (Singapore) 2.38%, 9/15/2021(a)	1,900	1,815
International Lease Finance Corp.
5.88%, 4/1/2019	1,315	1,324
8.25%, 12/15/2020	1,700	1,829

		13,160

Wireless Telecommunication Services — 0.1%
Sprint Spectrum Co. LLC 3.36%, 9/20/2021(a)(d)	1,890	1,869

TOTAL CORPORATE BONDS (Cost $967,270)		949,474

ASSET-BACKED SECURITIES — 11.4%
American Credit Acceptance Receivables Trust Series 2018-2, Class A, 2.94%, 1/10/2022(a)	2,794	2,788
Americredit Automobile Receivables Trust Series 2018-2, Class A3, 3.15%, 3/20/2023	4,631	4,622
AmeriCredit Automobile Receivables Trust
Series 2016-1, Class A3, 1.81%, 10/8/2020	116	116
Series 2017-1, Class A3, 1.87%, 8/18/2021	1,559	1,550
Series 2017-2, Class A3, 1.98%, 12/20/2021	1,134	1,125
Series 2017-3, Class A3, 1.90%, 3/18/2022	3,967	3,920
Series 2017-3, Class B, 2.24%, 6/19/2023	5,405	5,322
Amortizing Residential Collateral Trust Series 2002-BC6, Class M1, 3.44%, 8/25/2032‡(e)	23	23
Ascentium Equipment Receivables Trust Series 2017-2A, Class A2, 2.00%, 5/11/2020(a)	1,277	1,270
Bear Stearns Asset-Backed Securities Trust
Series 2006-SD1, Class A, 2.68%, 4/25/2036‡(e)	89	89
Series 2003-SD2, Class 2A, 4.35%, 6/25/2043‡(e)	232	231
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027(a)	520	512
Capital Auto Receivables Asset Trust
Series 2016-2, Class A3, 1.46%, 6/22/2020	259	259
Series 2015-4, Class B, 2.39%, 11/20/2020	5,305	5,286
Carmax Auto Owner Trust Series 2016-3, Class A3, 1.39%, 5/17/2021	688	681
CarMax Auto Owner Trust
Series 2017-3, Class A3, 1.97%, 4/15/2022	2,072	2,040
Series 2017-4, Class A3, 2.11%, 10/17/2022	1,272	1,254
Carnow Auto Receivables Trust
Series 2018-1A, Class A, 3.61%, 10/15/2021(a)	5,000	4,999
Series 2017-1A, Class A, 2.92%, 9/15/2022(a)	1,480	1,473
Chrysler Capital Auto Receivables Trust
Series 2016-AA, Class A3, 1.77%, 10/15/2020(a)	1,250	1,249
Series 2016-AA, Class A4, 1.96%, 1/18/2022(a)	3,500	3,488
Series 2015-AA, Class D, 3.15%, 1/18/2022(a)	2,430	2,430

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
CIG Auto Receivables Trust Series 2017-1A, Class A, 2.71%, 5/15/2023(a)	626	622
CLUB Credit Trust Series 2017-P2, Class A, 2.61%, 1/15/2024(a)	2,054	2,041
CNH Equipment Trust
Series 2016-B, Class A3, 1.63%, 8/15/2021	738	733
Series 2017-B, Class A3, 1.86%, 9/15/2022	1,875	1,845
Colony American Finance Ltd. (Cayman Islands) Series 2016-1, Class A, 2.54%, 6/15/2048(a)	2,727	2,675
Continental Airlines Pass-Through Trust
Series 2009-2, Class A, 7.25%, 11/10/2019	412	423
Series 2000-1, Class A-1, 8.05%, 11/1/2020	1,376	1,433
Series 2007-1, Class A, 5.98%, 4/19/2022	676	710
CPS Auto Receivables Trust
Series 2017-C, Class A, 1.78%, 9/15/2020(a)	999	997
Series 2017-D, Class A, 1.87%, 3/15/2021(a)	833	830
Series 2017-C, Class B, 2.30%, 7/15/2021(a)	1,839	1,829
Series 2018-B, Class A, 2.72%, 9/15/2021(a)	1,990	1,983
CPS Auto Trust Series 2018-C, Class A, 2.87%, 9/15/2021(a)	1,613	1,612
Credit Acceptance Auto Loan Trust
Series 2016-2A, Class A, 2.42%, 11/15/2023(a)	1,263	1,261
Series 2017-1A, Class A, 2.56%, 10/15/2025(a)	3,684	3,666
Series 2017-2A, Class A, 2.55%, 2/17/2026(a)	3,299	3,271
Series 2017-3A, Class A, 2.65%, 6/15/2026(a)	4,021	3,979
Series 2018-1A, Class A, 3.01%, 2/16/2027(a)	2,047	2,028
Series 2018-2A, Class A, 3.47%, 5/17/2027(a)	5,520	5,493
Series 2018-3A, Class A, 3.55%, 8/15/2027(a)	6,492	6,497
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 3.21%, 10/25/2034(e)	263	259
Delta Air Lines Pass-Through Trust
Series 2007-1, Class A, 6.82%, 8/10/2022	1,085	1,171
Series 2002-1, Class G-1, 6.72%, 1/2/2023	1,816	1,915
Drive Auto Receivables Trust Series 2017-2, Class B, 2.25%, 6/15/2021	1,094	1,093
DT Auto Owner Trust
Series 2017-3A, Class A, 1.73%, 8/17/2020(a)	93	93
Series 2017-4A, Class A, 1.85%, 8/17/2020(a)	576	575
Series 2017-2A, Class B, 2.44%, 2/15/2021(a)	1,285	1,284
Series 2017-3A, Class B, 2.40%, 5/17/2021(a)	2,857	2,851
Series 2018-2A, Class A, 2.84%, 9/15/2021(a)	3,142	3,134
Series 2018-1A, Class B, 3.04%, 1/18/2022(a)	5,275	5,263
Series 2018-3A, Class A, 3.02%, 2/15/2022(a)	3,054	3,047
Series 2018-2A, Class B, 3.43%, 5/16/2022(a)	3,000	2,995
Exeter Automobile Receivables Trust
Series 2016-3A, Class A, 1.84%, 11/16/2020(a)	232	232
Series 2018-1A, Class A, 2.21%, 5/17/2021(a)	2,211	2,206
Series 2018-2A, Class A, 2.79%, 7/15/2021(a)	1,225	1,223
Series 2016-3A, Class B, 2.84%, 8/16/2021(a)	4,800	4,793
Series 2017-3A, Class A, 2.05%, 12/15/2021(a)	822	818
Series 2018-4A, Class A, 3.05%, 12/15/2021(a)	5,369	5,366
Series 2018-3A, Class A, 2.90%, 1/18/2022(a)	1,868	1,865
FHLMC Structured Pass-Through Securities Certificates Series T-20, Class A6, 7.49%, 9/25/2029(d)	3	3
Fifth Third Auto Trust Series 2015-1, Class A3, 1.42%, 3/16/2020	217	216
First Investors Auto Owner Trust
Series 2016-1A, Class A2, 2.26%, 4/15/2021(a)	1,504	1,502
Series 2017-2A, Class A1, 1.86%, 10/15/2021(a)	1,133	1,128
Series 2017-1A, Class A2, 2.20%, 3/15/2022(a)	1,105	1,097
Series 2018-1A, Class A1, 2.84%, 5/16/2022(a)	1,639	1,635
Series 2017-3A, Class A2, 2.41%, 12/15/2022(a)	1,877	1,856
Series 2018-1A, Class A2, 3.22%, 1/17/2023(a)	910	909
Flagship Credit Auto Trust
Series 2016-3, Class A2, 2.05%, 11/15/2020(a)	1,037	1,036
Series 2015-1, Class C, 3.76%, 6/15/2021(a)	6,330	6,349
Series 2017-2, Class A, 1.85%, 7/15/2021(a)	1,462	1,455

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Series 2016-4, Class B, 2.41%, 10/15/2021(a)	1,610	1,597
Series 2017-1, Class A, 1.93%, 12/15/2021(a)	502	501
Series 2017-4, Class A, 2.07%, 4/15/2022(a)	3,084	3,059
Series 2018-3, Class A, 3.07%, 2/15/2023(a)	8,712	8,696
Ford Credit Auto Owner Trust
Series 2016-B, Class A3, 1.33%, 10/15/2020	804	800
Series 2016-1, Class A, 2.31%, 8/15/2027(a)	2,700	2,643
GLS Auto Receivables Trust
Series 2018-2A, Class A, 3.25%, 4/18/2022(a)	4,398	4,389
Series 2018-1A, Class A, 2.82%, 7/15/2022(a)	3,080	3,066
Series 2018-3A, Class A, 3.35%, 8/15/2022(a)	3,116	3,114
GM Financial Automobile Leasing Trust
Series 2016-3, Class A4, 1.78%, 5/20/2020	5,000	4,978
Series 2017-1, Class A3, 2.06%, 5/20/2020	3,094	3,081
Series 2017-3, Class A3, 2.01%, 11/20/2020	790	783
Series 2018-2, Class A3, 3.06%, 6/21/2021	1,449	1,447
Series 2017-3, Class A4, 2.12%, 9/20/2021	797	788
GMAT Trust Series 2013-1A, Class A, 6.97%, 11/25/2043‡(a)(d)	176	176
Hyundai Auto Lease Securitization Trust
Series 2016-B, Class A4, 1.68%, 4/15/2020(a)	1,217	1,215
Series 2017-B, Class A3, 1.97%, 7/15/2020(a)	850	845
Hyundai Auto Receivables Trust Series 2015-B, Class A4, 1.48%, 6/15/2021	2,386	2,379
LV Tower 52 Issuer Series 2013-1, Class A, 5.75%, 7/15/2019‡(a)	18,084	18,084
Mariner Finance Issuance Trust
Series 2017-AA, Class A, 3.62%, 2/20/2029(a)	4,442	4,438
Series 2018-AA, Class A, 4.20%, 11/20/2030(a)	9,700	9,736
Marlette Funding Trust Series 2018-1A, Class A, 2.61%, 3/15/2028(a)	2,948	2,937
Mercedes-Benz Auto Lease Trust Series 2017-A, Class A3, 1.79%, 4/15/2020	4,500	4,485
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 4.56%, 3/25/2033‡(e)	260	250
NCUA Guaranteed Notes Trust Series 2010-A1, Class A, 2.67%, 12/7/2020(e)	2,767	2,769
Nissan Auto Receivables Owner Trust
Series 2015-B, Class A3, 1.34%, 3/16/2020	209	208
Series 2016-B, Class A3, 1.32%, 1/15/2021	1,800	1,786
Ocwen Master Advance Receivables Trust Series 2018-T2, Class AT2, 3.60%, 8/15/2050(a)	2,208	2,204
OneMain Direct Auto Receivables Trust
Series 2017-2A, Class A, 2.31%, 12/14/2021(a)	6,736	6,703
Series 2018-1A, Class A, 3.43%, 12/16/2024(a)	2,720	2,714
Progress Residential Trust Series 2015-SFR2, Class A, 2.74%, 6/12/2032(a)	10,490	10,324
Prosper Marketplace Issuance Trust
Series 2017-2A, Class A, 2.41%, 9/15/2023(a)	283	283
Series 2018-1A, Class A, 3.11%, 6/17/2024(a)	1,955	1,953
Series 2018-2A, Class A, 3.35%, 10/15/2024(a)	3,399	3,390
RASC Trust Series 2001-KS1, Class AI6, 6.35%, 3/25/2032‡	7	6
Regional Management Issuance Trust Series 2018-1, Class A, 3.83%, 7/15/2027(a)	2,713	2,707
Santander Drive Auto Receivables Trust
Series 2018-1, Class A3, 2.32%, 8/16/2021	1,516	1,510
Series 2018-2, Class B, 3.03%, 9/15/2022	2,566	2,555
Santander Retail Auto Lease Trust
Series 2017-A, Class A3, 2.22%, 1/20/2021(a)	2,880	2,849
Series 2018-A, Class A3, 2.93%, 5/20/2021(a)	1,725	1,718
Sierra Auto Receivables Securitization Trust Series 2016-1A, Class A, 2.85%, 1/18/2022(a)	39	39
Sierra Timeshare Receivables Funding LLC Series 2018-3A, Class A, 3.69%, 9/20/2035(a)	2,490	2,501
SoFi Consumer Loan Program LLC
Series 2017-3, Class A, 2.77%, 5/25/2026(a)	1,034	1,023
Series 2017-6, Class A1, 2.20%, 11/25/2026(a)	665	662
SoFi Consumer Loan Program Trust
Series 2018-1, Class A1, 2.55%, 2/25/2027(a)	1,902	1,891
Series 2018-3, Class A1, 3.20%, 8/25/2027(a)	1,853	1,850

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
SoFi Professional Loan Program LLC Series 2017-F, Class A1FX, 2.05%, 1/25/2041(a)	1,274	1,262
TCF Auto Receivables Owner Trust Series 2016-1A, Class A3, 1.71%, 4/15/2021(a)	3,619	3,603
Tidewater Auto Receivables Trust Series 2018-AA, Class A2, 3.12%, 7/15/2022(a)	1,330	1,327
Toyota Auto Receivables Owner Trust Series 2017-C, Class A3, 1.78%, 11/15/2021	3,125	3,073
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033(a)	6,323	6,076
United Auto Credit Securitization Trust Series 2018-2, Class A, 2.89%, 3/10/2021(a)	2,814	2,810
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/2021(a)	721	718
Series 2016-2A, Class A, 1.68%, 5/20/2021(a)	3,000	2,981
Series 2017-3A, Class A1A, 2.06%, 4/20/2022(a)	2,137	2,105
Series 2018-A, Class A1A, 3.23%, 4/20/2023	2,865	2,866
Veros Automobile Receivables Trust Series 2018-1, Class A, 3.63%, 5/15/2023(a)	8,940	8,937
VOLT LX LLC Series 2017-NPL7, Class A1, 3.25%, 6/25/2047‡(a)(d)	637	632
VOLT LXI LLC Series 2017-NPL8, Class A1, 3.13%, 6/25/2047‡(a)(d)	1,267	1,256
VOLT LXIX LLC Series 2018-NPL5, Class A1A, 4.21%, 8/25/2048‡(a)(d)	3,532	3,526
VOLT LXVII LLC Series 2018-NPL3, Class A1, 4.38%, 6/25/2048(a)(d)	2,259	2,253
VOLT LXVIII LLC Series 2018-NPL4, Class A1A, 4.34%, 7/27/2048‡(a)(d)	3,990	3,986
VOLT LXX LLC Series 2018-NPL6, Class A1A, 4.11%, 9/25/2048‡(a)(d)	3,737	3,726
VOLT LXXII LLC Series 2018-NPL8, Class A1A, 4.21%, 10/26/2048(a)(d)	9,895	9,899
Westlake Automobile Receivables Trust
Series 2017-2A, Class A2A, 1.80%, 7/15/2020(a)	1,139	1,136
Series 2018-1A, Class A2A, 2.24%, 12/15/2020(a)	1,919	1,913
Series 2017-2A, Class B, 2.25%, 12/15/2020(a)	8,824	8,772
Series 2018-2A, Class A2A, 2.84%, 9/15/2021(a)	1,724	1,721
Series 2017-1A, Class C, 2.70%, 10/17/2022(a)	1,911	1,904
World Financial Network Credit Card Master Trust
Series 2012-D, Class A, 2.15%, 4/17/2023	3,900	3,879
Series 2017-A, Class A, 2.12%, 3/15/2024	3,235	3,183
Series 2018-A, Class A, 3.07%, 12/16/2024	1,487	1,476
World Omni Auto Receivables Trust
Series 2016-B, Class A3, 1.30%, 2/15/2022	7,804	7,709
Series 2017-B, Class A3, 1.95%, 2/15/2023	1,586	1,559
World Omni Automobile Lease Securitization Trust
Series 2016-A, Class A3, 1.45%, 8/15/2019	1,161	1,159

TOTAL ASSET-BACKED SECURITIES (Cost $378,424)		376,603

U.S. GOVERNMENT AGENCY SECURITIES — 7.1%
FHLB 0.88%, 8/5/2019	33,710	33,314
1.00%, 9/26/2019	23,950	23,621
FHLMC 1.63%, 10/25/2019	25,650	25,394
1.50%, 1/17/2020	30,000	29,587
FNMA 1.00%, 8/28/2019	19,310	19,073
1.75%, 10/9/2019(f)	27,665	27,015
1.25%, 8/17/2021	12,500	11,985
2.00%, 1/5/2022	33,500	32,632
Resolution Funding Corp. STRIPS 1.50%, 10/15/2019(f)	32,690	31,905

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $237,582)		234,526

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.1%
Alternative Loan Trust Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	23		23
Antler Mortgage Trust Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(a)	7,243		7,234
Bear Stearns ARM Trust Series 2003-7, Class 3A, 4.20%, 10/25/2033(e)	65		65
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019	7		7
Citicorp Mortgage Securities Trust Series 2006-1, Class 2A1, 5.00%, 2/25/2021	80		82
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UP3, Class A1, 7.00%, 9/25/2033	42		42
Series 2004-UST1, Class A6, 4.28%, 8/25/2034(e)	658		639
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-23, Class 8A1, 5.00%, 9/25/2018	69		69
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8, Class 6A1, 4.50%, 12/25/2019	106		106
CSMC Mortgage-Backed Trust Series 2007-5, Class 5A5, 5.41%, 12/25/2014(e)	575		308
FHLMC - GNMA
Series 31, Class Z, 8.00%, 4/25/2024	218		232
Series 56, Class Z, 7.50%, 9/20/2026	53		58
FHLMC REMIC
Series 2750, Class DE, 4.50%, 2/15/2019	74		74
Series 2761, Class CB, 4.00%, 3/15/2019	8		8
Series 2843, Class BC, 5.00%, 8/15/2019	31		31
Series 26, Class F, 9.50%, 2/15/2020	—	(g)	—	(g)
Series 23, Class F, 9.60%, 4/15/2020	—	(g)	—	(g)
Series 1807, Class G, 9.00%, 10/15/2020	—	(g)	—	(g)
Series 81, Class A, 8.13%, 11/15/2020	—	(g)	—	(g)
Series 85, Class C, 8.60%, 1/15/2021	1		1
Series 99, Class Z, 9.50%, 1/15/2021	—	(g)	—	(g)
Series 1045, Class G, HB, 1,066.21%, 2/15/2021	—	(g)	—	(g)
Series 1056, Class KZ, 6.50%, 3/15/2021	1		1
Series 1053, Class G, 7.00%, 3/15/2021	—	(g)	1
Series 1074, Class H, 8.50%, 5/15/2021	—	(g)	—	(g)
Series 1082, Class C, 9.00%, 5/15/2021	1		1
Series 1087, Class I, 8.50%, 6/15/2021	1		1
Series 1125, Class Z, 8.25%, 8/15/2021	5		6
Series 159, Class H, 4.50%, 9/15/2021	—	(g)	—	(g)
Series 189, Class D, 6.50%, 10/15/2021	—	(g)	—	(g)
Series 1142, Class IA, 7.00%, 10/15/2021	3		4
Series 1169, Class G, 7.00%, 11/15/2021	—	(g)	—	(g)
Series 2418, Class MF, 6.00%, 2/15/2022	130		135
Series 1343, Class LA, 8.00%, 8/15/2022	7		8
Series 1424, Class F, 1.57%, 11/15/2022(e)	1		1
Series 1480, Class LZ, 7.50%, 3/15/2023	37		39
Series 3784, Class S, IF, IO, 4.29%, 7/15/2023(e)	1,450		88
Series 1560, Class Z, 7.00%, 8/15/2023	87		92
Series 2682, Class JG, 4.50%, 10/15/2023	1,784		1,862
Series 1754, Class Z, 8.50%, 9/15/2024	40		44
Series 1779, Class Z, 8.50%, 4/15/2025	88		98
Series 2989, Class TG, 5.00%, 6/15/2025	3,005		3,140
Series 3005, Class ED, 5.00%, 7/15/2025	1,624		1,691
Series 1888, Class Z, 7.00%, 8/15/2026	141		151
Series 4141, Class BI, IO, 2.50%, 12/15/2027	10,031		730
Series 2995, Class FT, 2.56%, 5/15/2029(e)	269		268
Series 3977, Class AB, 3.00%, 9/15/2029	1,707		1,708
Series 2638, Class JG, 5.00%, 2/15/2033	323		324
Series 3005, Class PV, IF, 9.10%, 10/15/2033(e)	22		24
Series 2989, Class MU, IF, IO, 4.69%, 7/15/2034(e)	2,814		341
Series 2976, Class HZ, 4.50%, 5/15/2035	577		584
Series 3002, Class BN, 5.00%, 7/15/2035	560		584
Series 3855, Class AM, 6.50%, 11/15/2036	4,781		5,225
Series 3305, Class IW, IF, IO, 4.14%, 4/15/2037(e)	682		58

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 3420, Class EI, IO, 1.12%, 8/15/2037(d)	8,545		320
Series 4305, Class KA, 3.00%, 3/15/2038	3,591		3,571
Series 3429, Class S, IF, IO, 4.51%, 3/15/2038(e)	1,010		99
Series 3546, Class A, 4.08%, 2/15/2039(e)	1,071		1,095
Series 3572, Class JS, IF, IO, 4.49%, 9/15/2039(e)	1,167		123
Series 3609, Class SA, IF, IO, 4.03%, 12/15/2039(e)	4,610		519
Series 4088, Class LE, 4.00%, 10/15/2040	2,090		2,061
Series 4229, Class MA, 3.50%, 5/15/2041	15,696		15,791
Series 3939, Class BZ, 4.50%, 6/15/2041	6,944		7,190
Series 4374, Class NC, 3.75%, 2/15/2046(d)	6,785		6,823
First Horizon Mortgage Pass-Through Trust Series 2004-7, Class 2A1, 4.75%, 12/25/2019	81		81
FNMA REMIC
Series 1989-2, Class D, 8.80%, 1/25/2019	—	(g)	—	(g)
Series 1999-6, Class PB, 6.00%, 3/25/2019	27		27
Series 1989-27, Class Y, 6.90%, 6/25/2019	—	(g)	—	(g)
Series 2009-70, Class IN, IO, 4.50%, 8/25/2019	7		—	(g)
Series 1989-54, Class E, 8.40%, 8/25/2019	—	(g)	—	(g)
Series 1989-66, Class J, 7.00%, 9/25/2019	—	(g)	—	(g)
Series 1989-70, Class G, 8.00%, 10/25/2019	—	(g)	—	(g)
Series 1989-72, Class E, 9.35%, 10/25/2019	2		2
Series 1989-89, Class H, 9.00%, 11/25/2019	—	(g)	—	(g)
Series 1989-96, Class H, 9.00%, 12/25/2019	—	(g)	—	(g)
Series 1990-7, Class B, 8.50%, 1/25/2020	1		1
Series 1990-12, Class G, 4.50%, 2/25/2020	—	(g)	—	(g)
Series 1990-19, Class G, 9.75%, 2/25/2020	1		1
Series 1990-58, Class J, 7.00%, 5/25/2020	2		2
Series 2010-60, IO, 4.00%, 6/25/2020	469		11
Series 1990-61, Class H, 7.00%, 6/25/2020	3		3
Series 1990-109, Class J, 7.00%, 9/25/2020	1		1
Series 1990-106, Class J, 8.50%, 9/25/2020	1		2
Series 1990-111, Class Z, 8.75%, 9/25/2020	1		1
Series 1990-123, Class G, 7.00%, 10/25/2020	1		1
Series 1990-117, Class E, 8.95%, 10/25/2020	—	(g)	—	(g)
Series 1990-132, Class Z, 7.00%, 11/25/2020	1		1
Series 1990-137, Class X, 9.00%, 12/25/2020	19		20
Series 1991-53, Class J, 7.00%, 5/25/2021	—	(g)	—	(g)
Series G-11, Class Z, 8.50%, 5/25/2021	—	(g)	—	(g)
Series 1991-130, Class C, 9.00%, 9/25/2021	—	(g)	—	(g)
Series G92-19, Class M, 8.50%, 4/25/2022	45		48
Series 1992-96, Class B, PO, 5/25/2022	—	(g)	—	(g)
Series G92-40, Class ZC, 7.00%, 7/25/2022	2		2
Series G92-35, Class E, 7.50%, 7/25/2022	4		4
Series G92-35, Class EA, 8.00%, 7/25/2022	127		133
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(g)	—	(g)
Series 1992-131, Class KB, 8.00%, 8/25/2022	278		295
Series G92-54, Class ZQ, 7.50%, 9/25/2022	3		3
Series 1992-185, Class L, 8.00%, 10/25/2022	297		315
Series G92-64, Class J, 8.00%, 11/25/2022	760		800
Series G92-66, Class K, 8.00%, 12/25/2022	333		351
Series 1993-235, Class G, PO, 9/25/2023	8		7
Series 1993-165, Class SN, IF, 11.47%, 9/25/2023(e)	1		1
Series 1994-15, Class ZK, 5.50%, 2/25/2024	617		634
Series 1994-43, Class PK, 6.35%, 2/25/2024	313		325
Series G94-6, Class PJ, 8.00%, 5/17/2024	292		312
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	17,817		1,821
Series 2008-72, IO, 5.00%, 8/25/2028	149		13
Series 2009-15, Class AC, 5.50%, 3/25/2029	1,704		1,818
Series 2001-81, Class HE, 6.50%, 1/25/2032	4,381		4,830

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2002-64, Class PG, 5.50%, 10/25/2032	3,680		3,947
Series 2003-42, Class CI, IO, 6.50%, 5/25/2033	353		77
Series 2003-49, IO, 6.50%, 6/25/2033	501		119
Series 2005-19, Class PA, 5.50%, 7/25/2034	990		1,004
Series 2004-72, Class F, 2.82%, 9/25/2034(e)	324		326
Series 2004-101, Class AR, 5.50%, 1/25/2035	36		38
Series 2005-38, Class FK, 2.62%, 5/25/2035(e)	987		986
Series 2006-4, Class PB, 6.00%, 9/25/2035	2,112		2,209
Series 2005-84, Class MB, 5.75%, 10/25/2035	47		51
Series 2006-58, Class ST, IF, IO, 4.83%, 7/25/2036(e)	355		48
Series 2014-23, Class PA, 3.50%, 8/25/2036	9,934		9,993
Series 2007-16, Class FC, 3.07%, 3/25/2037(e)	42		44
Series 2007-22, Class SC, IF, IO, 3.76%, 3/25/2037(e)	99		5
Series 2007-33, Class MS, IF, IO, 4.27%, 4/25/2037(e)	2,614		304
Series 2007-54, Class FA, 2.72%, 6/25/2037(e)	318		320
Series 2013-55, Class BA, 3.00%, 6/25/2037	2,078		2,060
Series 2008-93, Class AM, 5.50%, 6/25/2037	444		452
Series 2007-85, Class SH, IF, IO, 4.18%, 9/25/2037(e)	1,927		129
Series 2013-83, Class CA, 3.50%, 10/25/2037	7,671		7,697
Series 2007-106, Class A7, 6.07%, 10/25/2037(e)	404		434
Series 2008-18, Class SE, IF, IO, 3.95%, 3/25/2038(e)	193		20
Series 2013-92, Class A, 3.50%, 12/25/2038	6,707		6,734
Series 2010-58, Class MA, 5.50%, 12/25/2038	77		77
Series 2011-36, Class PA, 4.00%, 2/25/2039	61		61
Series 2009-29, Class LA, 1.49%, 5/25/2039(e)	1,877		1,696
Series 2009-62, Class HJ, 6.00%, 5/25/2039	815		860
Series 2009-112, Class SW, IF, IO, 3.93%, 1/25/2040(e)	5,401		609
Series 2013-1, Class BA, 3.00%, 2/25/2040	3,986		3,875
Series 2010-64, Class DM, 5.00%, 6/25/2040	2,476		2,593
Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	3,700		262
Series 2013-96, Class CA, 4.00%, 4/25/2041	2,282		2,337
Series 2013-9, Class CB, 5.50%, 4/25/2042	6,661		7,201
Series 2016-2, Class GA, 3.00%, 2/25/2046	4,515		4,408
FNMA REMIC Trust Series 1995-W3, Class A, 9.00%, 4/25/2025	—	(g)	—	(g)
FNMA STRIPS
Series 351, Class 28, IO, 5.00%, 4/25/2019(e)	4		—	(g)
Series 268, Class 2, IO, 9.00%, 2/25/2023	—	(g)	—	(g)
Series 334, Class 17, IO, 6.50%, 2/25/2033(e)	306		73
Series 334, Class 9, IO, 6.00%, 3/25/2033	680		136
Series 334, Class 13, IO, 6.00%, 3/25/2033(e)	270		48
Series 356, Class 16, IO, 5.50%, 6/25/2035(e)	212		42
Series 359, Class 16, IO, 5.50%, 10/25/2035(e)	205		38
Series 369, Class 19, IO, 6.00%, 10/25/2036(e)	261		42
Series 369, Class 26, IO, 6.50%, 10/25/2036(e)	160		34
Series 386, Class 20, IO, 6.50%, 8/25/2038(e)	338		74
Series 394, Class C3, IO, 6.50%, 9/25/2038	661		131
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 2.58%, 11/25/2046(e)	3,072		3,024
GNMA
Series 2004-39, Class IN, IO, 5.50%, 6/20/2033	383		50
Series 2006-23, Class S, IF, IO, 4.20%, 1/20/2036(e)	1,790		27
Series 2006-26, Class S, IF, IO, 4.20%, 6/20/2036(e)	8,167		1,030
Series 2007-16, Class KU, IF, IO, 4.35%, 4/20/2037(e)	5,148		538
Series 2009-106, Class XL, IF, IO, 4.45%, 6/20/2037(e)	4,880		366
Series 2008-75, Class SP, IF, IO, 5.17%, 8/20/2038(e)	1,584		204
Series 2009-14, Class SA, IF, IO, 3.78%, 3/20/2039(e)	4,709		384
Series 2009-14, Class KS, IF, IO, 4.00%, 3/20/2039(e)	1,952		189
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	596		156
Series 2011-48, Class QA, 5.00%, 8/16/2039	1,316		1,334

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2012-96, Class WP, 6.50%, 8/16/2042	6,291		6,920
Series 2013-H05, Class FB, 2.67%, 2/20/2062(e)	2,258		2,255
JP Morgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	695		651
Series 2006-A2, Class 4A1, 4.48%, 8/25/2034(e)	1,384		1,394
MASTR Alternative Loan Trust
Series 2004-8, Class 7A1, 5.00%, 9/25/2019	86		86
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	7		7
MASTR Asset Securitization Trust Series 2004-6, Class 6A1, 4.50%, 7/25/2019	10		10
ML Trust XLIV
Series 44, Class G, 9.00%, 8/20/2020‡	—	(g)	—	(g)
NCUA Guaranteed Notes Trust
Series 2010-R3, Class 3A, 2.40%, 12/8/2020	1,188		1,184
Series 2010-R3, Class 1A, 2.88%, 12/8/2020(e)	7,411		7,437
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR6, Class 4A1, 2.57%, 12/25/2035(e)	1,519		606
Prime Mortgage Trust Series 2005-2, Class 1A1, 4.75%, 7/25/2020	170		170
Vendee Mortgage Trust Series 1994-3C, Class 3, 9.78%, 3/15/2021	—	(g)	—	(g)
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1, 4.69%, 11/25/2033(e)	495		502
Series 2003-K, Class 1A2, 4.69%, 11/25/2033(e)	8		8
Series 2003-M, Class A1, 4.85%, 12/25/2033(e)	1,347		1,379
Series 2004-O, Class A1, 4.68%, 8/25/2034(e)	532		545
Series 2004-EE, Class 2A2, 4.48%, 12/25/2034(e)	344		354
Series 2004-EE, Class 3A2, 4.53%, 12/25/2034(e)	652		675

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $173,282)			168,725

MORTGAGE-BACKED SECURITIES — 3.4%
FHLMC
Pool # 611141, ARM, 3.69%, 1/1/2027(e)	30		31
Pool # 786211, ARM, 5.75%, 1/1/2027(e)	2		2
Pool # 846774, ARM, 4.11%, 12/1/2027(e)	33		33
Pool # 1B2844, ARM, 3.59%, 3/1/2035(e)	71		74
Pool # 1L1380, ARM, 4.55%, 3/1/2035(e)	1,958		2,084
Pool # 1L1379, ARM, 4.77%, 10/1/2035(e)	1,000		1,069
Pool # 1G1861, ARM, 4.04%, 3/1/2036(e)	622		659
Pool # 1J1380, ARM, 4.86%, 3/1/2036(e)	789		846
Pool # 1J1313, ARM, 4.19%, 6/1/2036(e)	135		140
Pool # 1G1028, ARM, 4.56%, 7/1/2036(e)	58		61
Pool # 1N0273, ARM, 4.35%, 8/1/2036(e)	393		409
Pool # 1K0035, ARM, 4.61%, 8/1/2036(e)	506		534
Pool # 1J1393, ARM, 4.31%, 10/1/2036(e)	1,092		1,135
Pool # 1J1378, ARM, 3.39%, 11/1/2036(e)	412		431
Pool # 1J1418, ARM, 3.44%, 12/1/2036(e)	129		135
Pool # 1N0346, ARM, 4.07%, 12/1/2036(e)	642		663
Pool # 1J1467, ARM, 4.46%, 12/1/2036(e)	320		335
Pool # 1J1541, ARM, 3.70%, 1/1/2037(e)	925		969
Pool # 1J1516, ARM, 3.58%, 2/1/2037(e)	83		86
Pool # 1J1543, ARM, 4.31%, 2/1/2037(e)	262		279
Pool # 1J1635, ARM, 3.55%, 3/1/2037(e)	249		258
Pool # 1N1458, ARM, 4.07%, 3/1/2037(e)	484		499
Pool # 1J1522, ARM, 4.15%, 3/1/2037(e)	386		411
Pool # 1Q0339, ARM, 3.96%, 4/1/2037(e)	61		63
Pool # 1Q0697, ARM, 4.03%, 5/1/2037(e)	1,037		1,070
Pool # 1J1681, ARM, 4.61%, 6/1/2037(e)	2,080		2,193
Pool # 1J1685, ARM, 4.62%, 6/1/2037(e)	1,084		1,146
Pool # 847871, ARM, 3.58%, 8/1/2037(e)	311		327
Pool # 1J2834, ARM, 4.65%, 8/1/2037(e)	273		286

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 1B3605, ARM, 5.04%, 8/1/2037(e)	239		248
Pool # 1Q0476, ARM, 4.54%, 10/1/2037(e)	280		294
Pool # 1J2945, ARM, 4.50%, 11/1/2037(e)	59		61
Pool # 1Q0894, ARM, 4.31%, 1/1/2038(e)	621		659
Pool # 1Q0722, ARM, 4.07%, 4/1/2038(e)	531		560
FHLMC Gold Pools, 15 Year, Single Family
Pool # E01538, 5.00%, 12/1/2018	—	(g)	—	(g)
Pool # G12802, 6.00%, 2/1/2019	—	(g)	—	(g)
Pool # B13747, 5.00%, 4/1/2019	20		21
Pool # B13978, 4.00%, 5/1/2019	13		13
Pool # G12656, 4.00%, 7/1/2019	15		15
Pool # G11596, 5.50%, 8/1/2019	41		41
Pool # G11652, 6.00%, 1/1/2020	42		42
Pool # G12859, 6.00%, 6/1/2020	1		1
Pool # G13056, 5.50%, 12/1/2020	58		58
Pool # G12880, 5.00%, 1/1/2021	110		111
Pool # G13621, 6.50%, 8/1/2021	5		5
Pool # J03447, 6.00%, 9/1/2021	46		47
Pool # G13821, 6.00%, 11/1/2021	166		168
Pool # J10285, 5.50%, 4/1/2022	57		58
Pool # G13274, 5.50%, 10/1/2023	1,147		1,179
Pool # G13301, 5.50%, 10/1/2023	2,846		2,927
Pool # J10284, 6.00%, 12/1/2023	68		69
Pool # G13433, 5.50%, 1/1/2024	402		416
Pool # J14494, 4.00%, 2/1/2026	7,146		7,301
Pool # J15974, 4.00%, 6/1/2026	2,524		2,579
FHLMC Gold Pools, 20 Year, Single Family
Pool # C90246, 6.00%, 1/1/2019	—	(g)	—	(g)
Pool # G30145, 6.50%, 2/1/2019	—	(g)	—	(g)
Pool # D93630, 6.50%, 6/1/2019	—	(g)	—	(g)
Pool # G30195, 6.50%, 5/1/2021	1		2
Pool # G30262, 6.00%, 10/1/2024	254		275
FHLMC Gold Pools, 30 Year, Single Family
Pool # A30588, 6.00%, 7/1/2032	150		162
Pool # G01665, 5.50%, 3/1/2034	3,772		4,078
Pool # G03073, 5.50%, 7/1/2037	1,906		2,042
Pool # G04772, 7.00%, 8/1/2038	198		219
FHLMC Gold Pools, FHA/VA
Pool # G20027, 10.00%, 10/1/2030	258		272
Pool # G20028, 7.50%, 12/1/2036	4,757		5,158
FNMA
Pool # 70226, ARM, 2.13%, 1/1/2019(e)	—	(g)	—	(g)
Pool # 116612, ARM, 3.62%, 3/1/2019(e)	—	(g)	—	(g)
Pool # 326088, ARM, 4.55%, 5/1/2025(e)	7		7
Pool # 325081, ARM, 5.10%, 10/1/2025(e)	5		5
Pool # 409902, ARM, 4.08%, 6/1/2027(e)	14		14
Pool # 52597, ARM, 2.59%, 7/1/2027(e)	4		4
Pool # 725902, ARM, 4.40%, 9/1/2034(e)	136		142
Pool # 810896, ARM, 4.06%, 1/1/2035(e)	69		71
Pool # 865095, ARM, 5.07%, 10/1/2035(e)	1,139		1,222
Pool # 848757, ARM, 4.25%, 12/1/2035(e)	187		193
Pool # AD0295, ARM, 4.31%, 3/1/2036(e)	1,471		1,568
Pool # 894571, ARM, 4.68%, 3/1/2036(e)	1,457		1,565
Pool # 877009, ARM, 4.79%, 3/1/2036(e)	1,715		1,843
Pool # 871502, ARM, 3.96%, 4/1/2036(e)	55		56
Pool # 895687, ARM, 4.26%, 5/1/2036(e)	213		221
Pool # 886952, ARM, 4.55%, 6/1/2036(e)	3		3
Pool # 882099, ARM, 4.03%, 7/1/2036(e)	236		247
Pool # 884722, ARM, 4.27%, 8/1/2036(e)	349		366
Pool # 745858, ARM, 4.47%, 8/1/2036(e)	133		140
Pool # 745762, ARM, 4.52%, 8/1/2036(e)	1		1

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 886558, ARM, 4.60%, 8/1/2036(e)	308		325
Pool # 887714, ARM, 4.66%, 8/1/2036(e)	223		235
Pool # 882241, ARM, 4.41%, 10/1/2036(e)	235		245
Pool # 894271, ARM, 4.50%, 10/1/2036(e)	194		203
Pool # 870920, ARM, 4.13%, 12/1/2036(e)	48		50
Pool # 905593, ARM, 4.26%, 12/1/2036(e)	104		109
Pool # AD0296, ARM, 4.43%, 12/1/2036(e)	936		974
Pool # 905196, ARM, 4.92%, 12/1/2036(e)	147		155
Pool # 888143, ARM, 3.34%, 1/1/2037(e)	106		110
Pool # 920954, ARM, 3.97%, 1/1/2037(e)	1,104		1,138
Pool # 913984, ARM, 4.03%, 2/1/2037(e)	582		602
Pool # 910178, ARM, 3.81%, 3/1/2037(e)	844		886
Pool # 936588, ARM, 3.76%, 4/1/2037(e)	206		211
Pool # 888750, ARM, 3.90%, 4/1/2037(e)	191		200
Pool # 948208, ARM, 3.80%, 7/1/2037(e)	1,083		1,109
Pool # 944105, ARM, 3.99%, 7/1/2037(e)	16		17
Pool # 888620, ARM, 4.22%, 7/1/2037(e)	114		119
Pool # 950385, ARM, 3.46%, 8/1/2037(e)	24		25
Pool # 950382, ARM, 3.59%, 8/1/2037(e)	1,459		1,486
Pool # AD0081, ARM, 3.75%, 11/1/2037(e)	640		668
Pool # 995108, ARM, 4.34%, 11/1/2037(e)	1,247		1,309
Pool # 952182, ARM, 4.57%, 11/1/2037(e)	375		392
Pool # 966911, ARM, 4.10%, 12/1/2037(e)	251		261
Pool # 914219, ARM, 4.08%, 3/1/2047(e)	267		274
FNMA, 15 Year, Single Family
Pool # 888889, 4.50%, 12/1/2018	—	(g)	—	(g)
Pool # 888681, 5.00%, 12/1/2018	—	(g)	—	(g)
Pool # 725171, 4.00%, 1/1/2019	—	(g)	—	(g)
Pool # 255077, 5.00%, 1/1/2019	2		2
Pool # 725352, 4.50%, 4/1/2019	7		7
Pool # 255227, 4.50%, 5/1/2019	8		8
Pool # 735985, 5.00%, 6/1/2019	—	(g)	—	(g)
Pool # 725793, 5.50%, 9/1/2019	16		16
Pool # 725993, 6.00%, 9/1/2019	—	(g)	—	(g)
Pool # 735439, 6.00%, 9/1/2019	19		19
Pool # 735208, 6.00%, 10/1/2019	9		9
Pool # 785595, 5.00%, 12/1/2019	15		15
Pool # 735370, 5.50%, 1/1/2020	4		4
Pool # 745014, 6.00%, 5/1/2020	5		5
Pool # 888601, 5.50%, 6/1/2020	63		64
Pool # 889265, 5.50%, 6/1/2020	—	(g)	—	(g)
Pool # 735742, 5.00%, 7/1/2020	32		33
Pool # 995886, 6.00%, 4/1/2021	19		19
Pool # AD0452, 6.00%, 4/1/2021	149		150
Pool # 897937, 6.00%, 8/1/2021	388		398
Pool # 890129, 6.00%, 12/1/2021	195		198
Pool # 889094, 6.50%, 1/1/2023	386		400
Pool # 995286, 6.50%, 3/1/2023	26		27
Pool # AL0229, 5.50%, 9/1/2023	815		835
Pool # AA1035, 6.00%, 12/1/2023	125		128
Pool # AD0471, 5.50%, 1/1/2024	1,201		1,230
Pool # 995381, 6.00%, 1/1/2024	278		287
Pool # AE0081, 6.00%, 7/1/2024	1,057		1,101
Pool # AD0365, 5.50%, 9/1/2024	445		458
Pool # AD0662, 5.50%, 1/1/2025	2,284		2,364
Pool # AL2193, 5.50%, 7/1/2025	2,924		3,028
FNMA, 20 Year, Single Family
Pool # 252210, 6.50%, 2/1/2019	—	(g)	—	(g)
Pool # 252348, 6.50%, 3/1/2019	—	(g)	—	(g)
Pool # 252442, 6.50%, 5/1/2019	—	(g)	—	(g)

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 252575, 6.00%, 7/1/2019	—	(g)	1
Pool # 252642, 6.50%, 8/1/2019	1		1
Pool # 535519, 7.00%, 8/1/2020	46		46
Pool # 253946, 7.00%, 8/1/2021	13		13
Pool # 254344, 6.50%, 6/1/2022	447		485
Pool # 745763, 6.50%, 3/1/2025	238		258
Pool # 256714, 5.50%, 5/1/2027	381		406
FNMA, 30 Year, FHA/VA
Pool # 415460, 8.50%, 3/1/2027	8		8
Pool # 801357, 5.50%, 8/1/2034	92		97
FNMA, 30 Year, Single Family
Pool # 545334, 8.50%, 9/1/2021	1		1
Pool # 479469, 10.00%, 2/1/2024	1		1
Pool # 250511, 6.50%, 3/1/2026	4		4
Pool # 457268, 9.50%, 7/1/2028	6		6
Pool # 555889, 8.00%, 12/1/2030	41		43
Pool # 254548, 5.50%, 12/1/2032	2,078		2,234
Pool # 555458, 5.50%, 5/1/2033	3,339		3,638
Pool # 735503, 6.00%, 4/1/2035	2,582		2,825
Pool # 889118, 5.50%, 4/1/2036	5,266		5,670
Pool # 745948, 6.50%, 10/1/2036	415		463
Pool # AD0249, 5.50%, 4/1/2037	3,676		3,948
Pool # 950302, 7.00%, 8/1/2037	783		904
Pool # 888890, 6.50%, 10/1/2037	1,197		1,337
Pool # 929005, 6.00%, 1/1/2038	666		724
Pool # 890268, 6.50%, 10/1/2038	2,086		2,331
Pool # 995149, 6.50%, 10/1/2038	1,292		1,453
FNMA, Other Pool # 745321, 4.50%, 12/1/2019 17			17
GNMA I, 15 Year, Single Family Pool # 782933, 6.50%, 10/15/2023 378			391
GNMA I, 30 Year, Single Family
Pool # 293363, 9.50%, 7/15/2020	6		6
Pool # 780010, 9.50%, 3/15/2023	1		1
Pool # 403964, 9.00%, 9/15/2024	3		3
Pool # 780831, 9.50%, 12/15/2024	10		10
Pool # 780115, 8.50%, 4/15/2025	5		6
Pool # 780965, 9.50%, 12/15/2025	33		34
Pool # 423946, 9.00%, 10/15/2026	1		1
Pool # 687926, 6.50%, 9/15/2038	2,507		2,900
GNMA II
Pool # 8642, ARM, 3.75%, 5/20/2020(e)	2		2
Pool # 8785, ARM, 3.62%, 5/20/2021(e)	1		1
Pool # 8807, ARM, 3.75%, 7/20/2021(e)	7		7
Pool # 8938, ARM, 3.38%, 3/20/2022(e)	5		6
Pool # 8046, ARM, 3.75%, 9/20/2022(e)	15		15
Pool # 8746, ARM, 3.13%, 11/20/2025(e)	42		43
Pool # 8790, ARM, 3.38%, 1/20/2026(e)	17		17
Pool # 80053, ARM, 3.38%, 3/20/2027(e)	1		2
Pool # 80152, ARM, 3.38%, 1/20/2028(e)	1		1
GNMA II, 30 Year, Single Family
Pool # 1974, 8.50%, 3/20/2025	6		6
Pool # 1989, 8.50%, 4/20/2025	10		11
Pool # 2285, 8.00%, 9/20/2026	12		13
Pool # 2499, 8.00%, 10/20/2027	4		4
Pool # 2525, 8.00%, 12/20/2027	1		1
Pool # 2646, 7.50%, 9/20/2028	7		8
Pool # 4224, 7.00%, 8/20/2038	1,920		2,153
Pool # 4245, 6.00%, 9/20/2038	1,829		1,977
Pool # 4247, 7.00%, 9/20/2038	2,245		2,588

TOTAL MORTGAGE-BACKED SECURITIES (Cost $111,772)			112,006

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AMS, 5.34%, 5/15/2047	3,000	2,999
Series 2006-LDP9, Class AM, 5.37%, 5/15/2047	2,019	2,018
Morgan Stanley Re-REMIC Trust Series 2012-IO, Class AXA, 1.00%, 3/27/2051(a)	279	278
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4, Class AJ, 5.48%, 8/15/2039(e)	1,498	1,500

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,940)		6,795

	Shares (000)
SHORT-TERM INVESTMENTS — 0.3%
INVESTMENT COMPANIES — 0.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.10%(h)(i) (Cost $11,127)	11,127	11,127

Total Investments — 98.2% (Cost $3,291,778)		3,250,743
Other Assets Less Liabilities — 1.8%		58,182

Net Assets — 100.0%		3,308,925

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2018.
CSMC	Credit Suisse Mortgage Trust
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2018. The rate may be subject to a cap and floor.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
VA	Veterans Administration

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2018.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2018.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2018.
(f)	The rate shown is the effective yield as of November 30, 2018.
(g)	Amount rounds to less than one thousand.
(h)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2018.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2018.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$344,618	$31,985		$376,603
Collateralized Mortgage Obligations	—	168,725	—	(a)	168,725
Commercial Mortgage-Backed Securities	—	6,795	—		6,795
Corporate Bonds
Other Corporate Bonds	—	949,474	—		949,474
Mortgage-Backed Securities	—	112,006	—		112,006
U.S. Government Agency Securities	—	234,526	—		234,526
U.S. Treasury Obligations	—	1,391,487	—		1,391,487
Short-Term Investments
Investment Companies	11,127	—	—		11,127

Total Investments in Securities	$11,127	$3,207,631	$31,985		$3,250,743

(a)	Amount rounds to less than one thousand.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

There were no significant transfers between level 2 and level 3 during the period ended November 30, 2018.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2018		Realized gain (loss)	Change in net unrealized appreciation (depreciation)		Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2018
Investments in Securities:
Asset-Backed Securities	$41,189		$(47)	$56		$3	$11,857	$(14,871)	$—	$(6,202)	$31,985
Collateralized Mortgage Obligation	—	(a)	—	—	(a)	—	—	— (a)	—	—	—	(a)

Total	$41,189		$(47)	$56		$3	$11,857	$(14,871)	$—	$(6,202)	$31,985

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2018, which were valued using significant unobservable inputs (level 3), amounted to approximately $(20,000).

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2018		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$13,900		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 22.00% (19.50%)
				Constant Default Rate	0.00% - 30.00% (0.53%)
				Yield (Discount Rate of Cash Flows)	3.65% - 8.63% (4.44%)

Asset-Backed Securities	13,900

	—	(a)	Discounted Cash Flow	PSA Prepayment Model	232.00% (232.00%)
				Yield (Discount Rate of Cash Flows)	4.71% (4.71%)
Collateralized Mortgage Obligations	—	(a)

Total	$13,900

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2018, the value of these investments was approximately $18,085,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Amount rounds to less than one thousand.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 95.5%(a)
Alabama — 1.7%
Other Revenue — 0.0%(b)
Montgomery County Public Building Authority, Revenue Refunding Warrants, Facilities Project Rev., 5.00%, 3/1/2023	500	551

Special Tax — 0.2%
Birmingham-Jefferson Civic Center Authority, Special Tax
Series A, Rev., 5.00%, 7/1/2031	1,100	1,253
Series A, Rev., 5.00%, 7/1/2032	1,150	1,304

		2,557

Utility — 1.5%
Black Belt Energy Gas District, Gas Prepay Series B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%, 12.00% Cap), 2.31%, 12/6/2018(c)	7,500	7,323
Black Belt Energy Gas District, Gas Supply Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 6/1/2021(d)	8,320	8,583
Southeast Alabama Gas District, Project No.1
Series A, Rev., 5.00%, 4/1/2021	2,865	3,005
Series A, Rev., 5.00%, 4/1/2022	3,220	3,427

		22,338

Total Alabama		25,446

Alaska — 0.0%(b)
Utility — 0.0%(b)
City of Anchorage, Electric Utilities, Senior Lien Series A, Rev., 5.00%, 12/1/2023	500	561

Arizona — 1.7%
Certificate of Participation/Lease — 0.0%(b)
Arizona School Facilities Board Series A-1, COP, 5.00%, 9/1/2019	500	511

General Obligation — 0.2%
City of Scottsdale GO, 5.00%, 7/1/2022	2,550	2,804

Hospital — 0.3%
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series A, Rev., 5.00%, 12/1/2025	3,540	3,946

Industrial Development Revenue/Pollution Control Revenue — 1.2%
Maricopa County Industrial Development Authority, Banner Health
Series B, Rev., 5.00%, 10/18/2022(d)	7,370	8,094
Series C, Rev., 5.00%, 10/18/2024(d)	9,000	10,221

		18,315

Other Revenue — 0.0%(b)
Town of Marana, Excise Tax
Series B, Rev., 4.00%, 7/1/2020	75	77
Series B, Rev., 5.00%, 7/1/2021	100	108

		185

Total Arizona		25,761

Arkansas — 0.6%
Education — 0.3%
University of Arkansas, UAMS Campus
Rev., 5.00%, 3/1/2020	535	554
Rev., 5.00%, 3/1/2025	500	574
Rev., 5.00%, 3/1/2026	1,000	1,143
University of Central Arkansas, Student Housing System Series A, Rev., 5.00%, 11/1/2021	1,600	1,734

		4,005

Other Revenue — 0.3%
Arkansas Development Finance Authority, Department of Community Correction Project Rev., 5.00%, 11/1/2026	325	379
City of Little Rock, Hotel and Restaurant Rev., 5.00%, 7/1/2020	580	606
City of Rogers Series B, Rev., 5.00%, 11/1/2027	3,855	4,484

		5,469

Total Arkansas		9,474

California — 25.7%
Certificate of Participation/Lease — 0.1%
City of Chula Vista, Police Facility Project
COP, 5.00%, 10/1/2021	360	390
COP, 5.00%, 10/1/2022	465	515
COP, 5.00%, 10/1/2023	1,000	1,132
Goleta Water District Series A, COP, AGM, 5.00%, 12/1/2020	140	149

		2,186

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Education — 1.0%
California Educational Facilities Authority, Claremont McKenna College Series A, Rev., 4.00%, 1/1/2024	1,675	1,842
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2025	275	314
Rev., 5.00%, 10/1/2026	150	173
Rev., 5.00%, 10/1/2027	150	175
Regents of the University of California Series AK, Rev., 5.00%, 5/15/2023(d)	11,505	12,963

		15,467

General Obligation — 9.0%
Allan Hancock Joint Community College District GO, 5.00%, 8/1/2022	1,050	1,162
City and County of San Francisco Series A, GO, 5.00%, 6/15/2025	5,310	5,865
County of Los Angeles, Community College District Series C, GO, 5.00%, 6/1/2026	5,000	5,998
County of Sacramento, San Juan Unified School District, Election of 2002
GO, 5.00%, 8/1/2019	860	879
GO, 5.00%, 8/1/2020	775	815
County of Santa Clara, Moreland School District GO, 5.00%, 8/1/2021	1,000	1,082
County of Santa Clara, San Jose Unified School District GO, 5.00%, 8/1/2023	350	399
Grossmont Healthcare District
Series D, GO, 5.00%, 7/15/2026	1,225	1,437
Series D, GO, 5.00%, 7/15/2027	1,285	1,500
Grossmont Healthcare District, Election of 2006 Series C, GO, 5.00%, 7/15/2026	1,000	1,175
Los Angeles Unified School District Series C, GO, 5.00%, 7/1/2021	11,535	12,420
Novato Unified School District
GO, 4.00%, 2/1/2022	535	569
GO, 5.00%, 2/1/2023	685	767
GO, 5.00%, 2/1/2024	870	994
GO, 5.00%, 8/1/2025	1,500	1,724
GO, 5.00%, 8/1/2026	1,800	2,063
Oak Grove School District GO, 5.00%, 8/1/2023	1,200	1,361
Placentia-Yorba Linda Unified School District GO, 5.00%, 8/1/2025	1,770	2,076
Salinas Union High School District GO, BAN, Zero Coupon, 8/1/2020	2,000	1,925
San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax Series R-3, GO, 5.00%, 7/1/2019	6,310	6,433
San Diego Unified School District, Election of 2012 Series F, GO, 5.00%, 7/1/2029	550	639
San Francisco Bay Area Rapid Transit District, Election of 2004
Series D, GO, 3.00%, 8/1/2022	2,735	2,851
Series D, GO, 5.00%, 8/1/2027	1,500	1,760
Series D, GO, 5.00%, 8/1/2028	1,685	1,972
San Francisco Unified School District
Series A, GO, 4.00%, 8/1/2022	30	33
Series B, GO, 5.00%, 8/1/2026	50	60
San Francisco Unified School District, Proposition A, Election of 2011 Series B, GO, 5.00%, 6/15/2024	5,190	5,741
San Mateo County Community College District
GO, 5.00%, 9/1/2025	700	812
GO, 5.00%, 9/1/2026	1,095	1,268
State of California, Various Purpose
Series B, GO, 5.00%, 9/1/2023	2,810	3,173
GO, 5.00%, 11/1/2023	3,560	4,032
GO, 5.00%, 3/1/2026	13,210	15,229
GO, 5.00%, 9/1/2026	4,900	5,789
GO, 4.00%, 8/1/2028	4,000	4,362
GO, 5.00%, 9/1/2028	2,500	2,700
GO, 4.00%, 8/1/2029	4,180	4,530
GO, 5.00%, 8/1/2029	7,830	9,069
GO, 4.00%, 8/1/2030	10,000	10,764
Vacaville Unified School District, Election of 2014 Series B, GO, 4.00%, 8/1/2019	1,000	1,016
Whittier Union School District GO, 5.00%, 8/1/2023	10,495	11,901

		138,345

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Hospital — 2.4%
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2025	1,850	2,180
California Health Facilities Financing Authority, Kaiser Permanente Series D, Rev., 5.00%, 11/1/2022(d)	10,000	11,098
California Health Facilities Financing Authority, Providence Health and Services
Series A, Rev., 5.00%, 10/1/2021	750	812
Series A, Rev., 5.00%, 10/1/2022	1,500	1,663
California Health Facilities Financing Authority, St. Joseph Health System
Series C, Rev., 5.00%, 10/15/2019(d)	5,000	5,138
Series D, Rev., 5.00%, 10/15/2020(d)	12,870	13,599
California Municipal Finance Authority, NorthBay Healthcare Group
Series A, Rev., 5.00%, 11/1/2023	500	543
Series A, Rev., 5.00%, 11/1/2024	800	877
Series A, Rev., 5.00%, 11/1/2025	745	823
California Statewide Communities Development Authority, Marin General Hospital Project Rev., 5.00%, 8/1/2028	250	295

		37,028

Housing — 0.1%
Anaheim Housing and Public Improvements Authority, Electric Utility Distribution System Series 2016-A, Rev., 5.00%, 10/1/2032	1,725	1,857

Other Revenue — 3.3%
Alameda County Transport Authority, Sales Tax
Rev., 4.00%, 3/1/2019	5,000	5,030
Rev., 5.00%, 3/1/2020	1,240	1,290
Rev., 4.00%, 3/1/2022	5,000	5,341
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust
Series A-3, Rev., (ICE LIBOR USD 3 Month + 0.37%, 8.00% Cap), 2.29%, 1/2/2019(c)	8,000	8,087
Series A-4, Rev., (ICE LIBOR USD 3 Month + 0.37%, 8.00% Cap), 2.29%, 1/2/2019(c)	7,000	7,075
California Municipal Finance Authority, Biola University
Rev., 4.00%, 10/1/2019	205	208
Rev., 5.00%, 10/1/2021	370	398
California State Public Works Board, Department of General Services Series F, Rev., 5.00%, 5/1/2021	4,500	4,811
Contra Costa County Transportation Authority, Sales Tax
Series B, Rev., 5.00%, 3/1/2019	1,750	1,765
Series A, Rev., 4.00%, 3/1/2023	3,420	3,718
Series A, Rev., 5.00%, 3/1/2023	2,420	2,730
Series A, Rev., 5.00%, 3/1/2024	2,000	2,308
Golden State Tobacco Securitization Corp., Tobacco Settlement Series A, Rev., 5.00%, 6/1/2021	1,000	1,067
Riverside Community Properties Development, Inc., Riverside County Law Building Project Rev., 5.00%, 10/15/2019(e)	780	801
San Diego County Regional Transportation Commission, Sales Tax
Series A, Rev., 5.00%, 4/1/2021	250	269
Series A, Rev., 5.00%, 4/1/2022	100	110
San Francisco Bay Area Rapid Transit District, Sales Tax
Series A, Rev., 5.00%, 7/1/2024	525	611
Series A, Rev., 5.00%, 7/1/2025	905	1,073
San Francisco State Building Authority and Oakland State Building Authority, Elihu M. Harris State Office Building Series A, Rev., 5.00%, 12/1/2022	1,700	1,887
Santa Clara County Financing Authority, Capital Projects Series A, Rev., 5.00%, 2/1/2019	1,225	1,232
Sonoma County Transportation Authority, Sales Tax Rev., 5.00%, 12/1/2024	1,000	1,171

		50,982

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Prerefunded — 0.4%
Anaheim Housing and Public Improvements Authority, Electric Utility Distribution System Series 2016-A, Rev., 5.00%, 10/1/2021(e)	1,275	1,385
California State Public Works Board, California State University Series E, Rev., 5.00%, 4/1/2019(e)	1,160	1,173
California State Public Works Board, California State University, Davidson Library at Santa Barbara Series C, Rev., 5.00%, 3/1/2023(e)	2,820	3,172

		5,730

Transportation — 4.2%
Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area
Series G, Rev., (SIFMA Municipal Swap Index Yield + 0.60%, 12.00% Cap), 2.29%, 12/6/2018(c)	9,000	9,076
Series C, Rev., 1.88%, 4/1/2019(d)	7,550	7,547
Series S-7, Rev., 4.00%, 4/1/2029	20,000	21,721
City of Los Angeles Department of Airports
Series C, Rev., 5.00%, 5/15/2019	1,000	1,013
Series A, Rev., AMT, 5.00%, 5/15/2021	1,590	1,689
Series C, Rev., 5.00%, 5/15/2022	750	825
Series D, Rev., AMT, 5.00%, 5/15/2022	3,380	3,667
Series B, Rev., 4.00%, 5/15/2023	315	338
Series B, Rev., 4.00%, 5/15/2024	365	397
Series C, Rev., 5.00%, 5/15/2024	700	802
Series D, Rev., AMT, 5.00%, 5/15/2027	2,700	3,054
Series D, Rev., AMT, 5.00%, 5/15/2028	1,950	2,198
Series D, Rev., AMT, 5.00%, 5/15/2029	2,550	2,865
Los Angeles County Metropolitan Transportation Authority Series A, Rev., 5.00%, 7/1/2019	9,665	9,857

		65,049

Utility — 1.6%
California Infrastructure and Economic Development Bank, Pacific Gas and Electric Co. Series E, Rev., 1.75%, 6/1/2022(d)	3,500	3,149
City of Los Angeles, Department of Water and Power, Water System Series A, Rev., 5.00%, 7/1/2025	100	118
Sacramento Municipal Utility District, Electric
Series E, Rev., 5.00%, 8/15/2022	2,740	3,054
Series E, Rev., 5.00%, 8/15/2027	105	127
San Francisco City and County Public Utilities Commission Water, Green Bonds Series C, Rev., 2.12%, 10/1/2023(d)	10,000	9,960
Southern California Public Power Authority, Magnolia Power Project Series 1, Rev., 2.00%, 7/1/2020(d)	7,000	6,966
Southern California, Public Power Authority Canyon Power Project Series A, Rev., 5.00%, 7/1/2026	1,000	1,081
Walnut Energy Center Authority Series A, Rev., 5.00%, 1/1/2023	400	449

		24,904

Water & Sewer — 3.6%
Burlingame Financing Authority Water and Wastewater Rev., 4.00%, 4/1/2020	250	258
California State Department of Water Resources, Central Valley Project Water System Series AU, Rev., (SIFMA Municipal Swap Index Yield + 0.22%, 8.00% Cap), 1.91%, 12/6/2018(c)	10,000	10,040
California State Department of Water Resources, Power Supply Series L, Rev., 5.00%, 5/1/2019	15,000	15,211
City of Los Angeles Wastewater System Subordinate
Series A, Rev., 5.00%, 6/1/2019	1,250	1,271
Series A, Rev., 5.00%, 6/1/2022	2,750	3,046
County of San Mateo, Silicon Valley Clean Water Rev., 4.00%, 2/1/2019	400	402

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Water & Sewer — continued
East Bay Municipal Utility District, Wastewater System
Series B, Rev., 5.00%, 6/1/2019	2,330	2,370
Series A, Rev., 5.00%, 6/1/2020	3,000	3,148
Eastern Municipal Water District, Water and Wastewater
Series C, Rev., 5.00%, 7/1/2021	2,530	2,736
Series C, Rev., 5.00%, 7/1/2022	1,700	1,886
Metropolitan Water District of Southern California
Series A, Rev., 5.00%, 7/1/2019	8,000	8,155
Series C-1, Rev., 3.00%, 10/1/2019(d)	6,105	6,153

		54,676

Total California		396,224

Colorado — 1.8%
Certificate of Participation/Lease — 0.3%
City of Aurora
COP, 3.00%, 12/1/2020	125	127
COP, 4.00%, 12/1/2022	375	400
City of Longmont
Series A, COP, 5.00%, 12/1/2021	100	108
Series A, COP, 5.00%, 12/1/2022	100	111
Series A, COP, 5.00%, 12/1/2024	100	112
County of Boulder, Flood Reconstruction Projects
COP, 5.00%, 12/1/2022	720	761
COP, 5.00%, 12/1/2023	500	529
COP, 5.00%, 12/1/2025	500	528
County of Eagle
COP, 3.00%, 12/1/2018	500	500
COP, 5.00%, 12/1/2022	200	221
State of Colorado Department of Transportation, Headquarters Facilities Lease Purchase Agreement
COP, 3.00%, 6/15/2020	250	253
COP, 3.00%, 6/15/2021	1,000	1,021
COP, 5.00%, 6/15/2023	450	502

		5,173

Education — 0.3%
Board of Governors of the University of Colorado, Enterprise System Series B, Rev., 5.00%, 3/1/2029	650	752
University of Colorado, Enterprise System Series A-2, Rev., 5.00%, 6/1/2022	1,080	1,182
University of Colorado, University Enterprise Series A, Rev., 5.00%, 6/1/2022	3,150	3,447

		5,381

General Obligation — 0.1%
Counties of Gunnison, Watershed School District No. 1
GO, 4.00%, 12/1/2022	300	321
GO, 5.00%, 12/1/2026	500	570

		891

Hospital — 0.3%
Colorado Health Facilities Authority, Parkview Medical Center, Inc. Project
Rev., 5.00%, 9/1/2022	150	163
Rev., 5.00%, 9/1/2027	675	772
Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023(d)	1,150	1,133
University of Colorado Hospital Authority Series C-1, Rev., 4.00%, 3/1/2020(d)	2,620	2,654

		4,722

Housing — 0.3%
Adams County Colorado Housing Authority Multifamily Housing, Baker School Apartment Project Rev., 1.50%, 11/1/2019(d)	5,000	4,970

Other Revenue — 0.1%
Denver Convention Center Hotel Authority
Rev., 4.00%, 12/1/2019	375	380
Rev., 4.00%, 12/1/2020	500	513

		893

Prerefunded — 0.2%
Regional Transportation District Series A, COP, 5.00%, 6/1/2020(e)	3,700	3,860

Transportation — 0.2%
E-470 Public Highway Authority, Senior LIBOR Index Series A, Rev., (ICE LIBOR USD 1 Month + 0.90%), 2.47%, 12/6/2018(c)	2,500	2,501

Total Colorado		28,391

Connecticut — 3.1%
Education — 2.2%
Connecticut State Health and Educational Facility Authority, Sacred Heart University Series I-1, Rev., 5.00%, 7/1/2031	400	450

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Education — continued
State of Connecticut, Health and Educational Facilities Authority, Hartford Healthcare Issue Series G, Rev., (ICE LIBOR USD 1 Month + 0.95%, 12.00% Cap), 2.55%, 1/2/2019(c)	15,000	15,154
State of Connecticut, Health and Educational Facility Authority Series B, Rev., (ICE LIBOR USD 1 Month + 0.55%, 12.00% Cap), 2.12%, 1/2/2019(c)	18,775	18,815

		34,419

General Obligation — 0.1%
State of Connecticut, SIFMA Index Series B, GO, (SIFMA Municipal Swap Index Yield + 0.49%, 10.00% Cap), 2.18%, 12/6/2018(c)	1,500	1,500

Special Tax — 0.8%
State of Connecticut Special Tax Transportation Infrastructure Purposes Series C, Rev., 5.00%, 10/1/2026	10,000	11,359

Total Connecticut		47,278

Delaware — 0.0%(b)
General Obligation — 0.0%(b)
State of Delaware GO, 5.00%, 7/1/2019	120	122

District of Columbia — 0.3%
Hospital — 0.1%
District of Columbia Children’s Hospital
Rev., 5.00%, 7/15/2021	500	535
Rev., 5.00%, 7/15/2022	850	929

		1,464

Transportation — 0.2%
Metropolitan Washington Airports Authority, Airport System Series C, Rev., 5.00%, 10/1/2021	1,475	1,585
Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2029	1,120	1,310

		2,895

Total District of Columbia		4,359

Florida — 1.1%
Certificate of Participation/Lease — 0.1%
School Board of Duval County Series B, COP, 5.00%, 7/1/2021	750	799
Seminole County School Board
Series A, COP, 5.00%, 7/1/2019	200	204
Series A, COP, 5.00%, 7/1/2020	210	219

		1,222

Education — 0.8%
Board of Governors of the University of Florida, Student Activity Rev., 5.00%, 7/1/2020	1,660	1,735
State of Florida, State Board of Education Lottery Series B, Rev., 5.00%, 7/1/2027	8,540	9,987

		11,722

General Obligation — 0.1%
Reedy Creek Improvement District Series B, GO, 4.00%, 6/1/2019	1,000	1,010

Transportation — 0.1%
Miami-Dade County Expressway Authority, Toll System
Series A, Rev., 5.00%, 7/1/2020	1,550	1,619
Series A, Rev., 5.00%, 7/1/2022	625	683

		2,302

Water & Sewer — 0.0%(b)
JEA Water and Sewer System Series A, Rev., 5.00%, 10/1/2025	250	286

Total Florida		16,542

Georgia — 2.2%
General Obligation — 1.5%
City of Atlanta Series A, GO, 4.00%, 12/1/2019	1,000	1,020
Cook County School District, Sales Tax GO, 5.00%, 10/1/2021(f)	1,495	1,611
State of Georgia
Series I, GO, 5.00%, 7/1/2019	1,250	1,273
Series I, GO, 5.00%, 7/1/2021	8,165	8,776
Series E, GO, 5.00%, 12/1/2025	6,750	7,923
Series F, GO, 5.00%, 7/1/2028	2,000	2,358

		22,961

Other Revenue — 0.7%
Atlanta Development Authority, New Downtown Atlanta Stadium Project, Senior Lien
Series A-1, Rev., 5.00%, 7/1/2027	1,000	1,141
Series A-1, Rev., 5.00%, 7/1/2028	1,000	1,137

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Other Revenue — continued
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Series 2017, Rev., 5.00%, 7/1/2023	325	361
Series 2017, Rev., 5.00%, 7/1/2025	250	285
Series 2017, Rev., 5.00%, 7/1/2026	275	316
Series 2017, Rev., 5.00%, 7/1/2027	300	347
Series 2017, Rev., 5.00%, 7/1/2028	375	432
Series 2017, Rev., 4.00%, 7/1/2032	1,000	1,041
Fulton County Development Authority, Technology Athletic Association Project Series A, Rev., 5.00%, 10/1/2022	5,000	5,465

		10,525

Total Georgia		33,486

Guam — 0.0%(b)
Other Revenue — 0.0%(b)
Government of Guam, Limited Obligation Section 30 (Guam) Series A, Rev., 5.00%, 12/1/2018	750	750

Hawaii — 1.6%
General Obligation — 1.6%
City and County of Honolulu, Rail Transit Project GO, (SIFMA Municipal Swap Index Yield + 0.30%), 1.99%, 12/6/2018(c)	2,200	2,205
State of Hawaii
Series DY, GO, 5.00%, 2/1/2020	10,160	10,522
Series EF, GO, 5.00%, 11/1/2021	7,640	8,272
Series FK, GO, 5.00%, 5/1/2029	2,765	3,234

		24,233

Total Hawaii		24,233

Illinois — 6.3%
Education — 0.6%
Illinois Educational Facilities Authority, University of Chicago Series B-2, Rev., 1.55%, 2/13/2020(d)	5,000	4,974
Illinois Finance Authority, DePaul University
Rev., 5.00%, 10/1/2023	200	223
Rev., 5.00%, 10/1/2025	300	342
Rev., 5.00%, 10/1/2028	250	284
University of Illinois, Auxiliary Facilities System Series A, Rev., 5.00%, 4/1/2024	2,500	2,739

		8,562

General Obligation — 2.7%
City of Chicago Series C, GO, 5.00%, 1/1/2022	5,000	5,222
City of Waukegan
Series B, GO, AGM, 5.00%, 12/30/2025	1,075	1,214
Series B, GO, AGM, 5.00%, 12/30/2026	1,125	1,280
Series B, GO, AGM, 5.00%, 12/30/2027	1,185	1,345
Series B, GO, AGM, 5.00%, 12/30/2028	1,245	1,402
Series B, GO, AGM, 5.00%, 12/30/2029	1,305	1,461
Cook County Township High School District No. 225 Series A, GO, 5.00%, 12/1/2023	5	6
Cook County, Community Consolidated School District No. 146 Tinley Park GO, 5.00%, 12/1/2026	700	799
Cook County, Proviso Township High School District No. 209
GO, 5.00%, 12/1/2022	2,975	3,227
GO, 5.00%, 12/1/2023	2,350	2,587
County of DuPage, Courthouse Project GO, 5.00%, 1/1/2024	335	375
DuPage County Forest Preserve District GO, 5.00%, 1/1/2021	2,800	2,949
Kane and DeKalb Counties Community Unit School District No. 301 GO, 5.00%, 1/1/2027	355	404
Lincoln Land Community College District No. 526
GO, 5.00%, 12/15/2021	305	329
GO, 4.00%, 12/15/2022	440	462
McHenry County, Woodstock Community Unit School District No. 200 GO, 5.00%, 1/15/2021	300	317
State of Illinois
Series D, GO, 5.00%, 11/1/2020	10,000	10,328
Series D, GO, 5.00%, 11/1/2023	5,000	5,248
Village of Hoffman Estates
GO, 5.00%, 12/1/2030	900	1,027
GO, 5.00%, 12/1/2032	1,200	1,356

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
Will County Forest Preservation District GO, 5.00%, 12/15/2027(f)	805	932

		42,270

Hospital — 1.0%
Illinois Finance Authority, Advocate Health Care Series A-1, Rev., 5.00%, 1/15/2020(d)	6,000	6,188
Illinois Finance Authority, Ascension Health Alliance Senior Credit Group Series E-2, Rev., 1.75%, 4/1/2021(d)	3,750	3,711
Illinois Finance Authority, Edward-Elmhurst Healthcare Series A, Rev., 5.00%, 1/1/2030	2,500	2,777
Illinois Finance Authority, Silver Cross Hospital and Medical Centers
Series C, Rev., 5.00%, 8/15/2021	150	160
Series C, Rev., 5.00%, 8/15/2022	500	542
Southwestern Illinois Development Authority, Hospital Sisters Services, Inc. Obligated Group Series A, Rev., 5.00%, 2/15/2027	2,000	2,308

		15,686

Other Revenue — 1.5%
Sales Tax Securitization Corp.
Series C, Rev., 5.00%, 1/1/2024	3,000	3,307
Series C, Rev., 5.00%, 1/1/2025	4,250	4,735
State of Illinois, Sales Tax, Junior Obligation
Series A, Rev., 5.00%, 6/15/2021	4,600	4,868
Series A, Rev., 5.00%, 6/15/2022	4,600	4,954
Series A, Rev., 5.00%, 6/15/2023	4,600	5,029

		22,893

Transportation — 0.3%
City of Chicago, Chicago Midway Airport Second Lien Revenue Refunding
Series A, Rev., AMT, 5.00%, 1/1/2020	1,425	1,463
Series B, Rev., 5.00%, 1/1/2020	500	514
Series A, Rev., AMT, 5.00%, 1/1/2021	2,580	2,702

		4,679

Water & Sewer — 0.2%
City of Waukegan, First Lien, Water and Sewer System
Series C, Rev., AGM, 5.00%, 12/30/2023	535	592
Series C, Rev., AGM, 5.00%, 12/30/2026	680	778
Series C, Rev., AGM, 5.00%, 12/30/2027	710	812
Series C, Rev., AGM, 5.00%, 12/30/2028	395	449

		2,631

Total Illinois		96,721

Indiana — 0.7%
Education — 0.3%
Indiana Finance Authority, Educational Facilities, Indianapolis Museum of Art, Inc. Project Series B, Rev., 5.00%, 2/1/2019	1,170	1,175
New Albany Floyd County School Building Corp.
Rev., 5.00%, 7/15/2021	700	750
Rev., 5.00%, 7/15/2022	835	915
Purdue University, Student Fee
Series DD, Rev., 5.00%, 7/1/2025	870	1,013
Series DD, Rev., 5.00%, 7/1/2027	10	12

		3,865

Other Revenue — 0.1%
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project Rev., 5.00%, 8/1/2023	1,000	1,113
Indiana State Office Building Commission, Indiana State Museum Facility Series C, Rev., NATL-RE, 5.25%, 7/1/2019(e)	750	764

		1,877

Utility — 0.3%
City of Rockport, Indiana Michigan Power Company Project Series B, Rev., 3.05%, 6/1/2025	5,000	5,002

Water & Sewer — 0.0%(b)
Evansville Local Public Improvement Bond Bank, Sewage Works Project Series A, Rev., 5.00%, 7/1/2019	620	631

Total Indiana		11,375

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Iowa — 0.9%
Hospital — 0.9%
Iowa Finance Authority, Health Systems Rev., (SIFMA Municipal Swap Index Yield + 0.58%, 18.00% Cap), 2.27%, 12/6/2018(c)(g)	14,000	13,949

Kansas — 0.4%
General Obligation — 0.2%
Butler County, Unified School District No. 375 GO, 4.00%, 9/1/2024	200	211
Johnson County Unified School District No. 233 Series B, GO, 4.00%, 9/1/2025	625	678
Seward County Unified School District No. 480 Series B, GO, 5.00%, 9/1/2025	1,750	2,003

		2,892

Hospital — 0.0%(b)
University of Kansas Hospital Authority, Health System Series A, Rev., 5.00%, 3/1/2024	275	309

Other Revenue — 0.0%(b)
City of Wichita, Sales Tax, River District Stadium Star Bond Project
Rev., 5.00%, 9/1/2025	300	343
Rev., 5.00%, 9/1/2026	465	535

		878

Water & Sewer — 0.2%
City of Wichita, Water and Sewer Utility Series A, Rev., 5.00%, 10/1/2022	2,200	2,425

Total Kansas		6,504

Kentucky — 0.4%
Education — 0.1%
Northern Kentucky University Series A, Rev., 5.00%, 9/1/2024	1,310	1,468

Prerefunded — 0.0%(b)
Carter County Kentucky School District Finance Corp. Rev., 4.50%, 2/1/2021(e)	250	262

Utility — 0.3%
Kentucky Municipal Power Agency, Prairie State Project Series A, Rev., NATL-RE, 5.00%, 9/1/2023	240	265
Kentucky Public Energy Authority, Gas Supply Series A, Rev., 4.00%, 4/1/2024(d)	2,500	2,606
Louisville/Jefferson County Metropolitan Government, Kentucky Pollution Control, Louisville Gas and Electric Company Project Rev., AMT, 2.55%, 5/3/2021(d)	2,250	2,247

		5,118

Total Kentucky		6,848

Louisiana — 1.2%
Hospital — 0.7%
Louisiana Public Facilities Authority, Louisiana Children’S Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%, 12.00% Cap), 2.34%, 12/6/2018(c)	10,000	10,038
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2023	400	442

		10,480

Other Revenue — 0.2%
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2021	2,350	2,525
Louisiana Public Facilities Authority, Tulane University Project
Rev., 5.00%, 12/15/2022	230	252
Rev., 5.00%, 12/15/2023	315	352
Rev., 5.00%, 12/15/2025	250	286

		3,415

Water & Sewer — 0.3%
City of Shreveport, Water and Sewer, Junior Lien
Series C, Rev., 3.00%, 12/1/2021	175	178
Series C, Rev., 5.00%, 12/1/2022	270	295
Series C, Rev., 5.00%, 12/1/2023	365	405
Series C, Rev., 5.00%, 12/1/2024	1,510	1,700
Series C, Rev., 5.00%, 12/1/2025	915	1,042
Series C, Rev., 5.00%, 12/1/2026	500	576
Series C, Rev., 5.00%, 12/1/2028	400	469

		4,665

Total Louisiana		18,560

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Maryland — 1.1%
General Obligation — 0.9%
State of Maryland, State and Local Facilities Loan of 2013, Second Series Series A, GO, 5.00%, 8/1/2020	12,795	13,425

Prerefunded — 0.2%
State of Maryland, State and Local Facilities Loan of 2015 Series A, GO, 5.00%, 3/1/2023(e)	3,000	3,341

Total Maryland		16,766

Massachusetts — 2.0%
Education — 0.1%
Massachusetts School Building Authority, Sales Tax Series A, Rev., 5.00%, 2/15/2031	1,000	1,116

General Obligation — 0.5%
City of Boston Series A, GO, 5.00%, 3/1/2023	7,360	8,232

Hospital — 0.7%
Massachusetts Development Finance Agency, Partners Healthcare System Issue Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%, 10.00% Cap), 2.19%, 12/6/2018(c)	10,000	10,098
Massachusetts State Development Finance Agency, Lahey Health System Series F, Rev., 5.00%, 8/15/2026	500	522

		10,620

Other Revenue — 0.2%
Massachusetts Development Finance Agency, Caregroup Series H-1, Rev., 5.00%, 7/1/2019	3,250	3,298

Water & Sewer — 0.5%
Massachusetts Clean Water Trust, State Revolving Fund Rev., 5.00%, 8/1/2025	6,775	7,905

Total Massachusetts		31,171

Michigan — 1.1%
General Obligation — 0.3%
City of Royal Oak, Capital Improvement
GO, 5.00%, 4/1/2027	625	721
GO, 5.00%, 4/1/2028	245	284
Kalamazoo Public Schools GO, 5.00%, 5/1/2022	1,000	1,089
Troy School District, School Building and Site
GO, Q-SBLF, 5.00%, 5/1/2019	650	658
GO, Q-SBLF, 5.00%, 5/1/2020	500	520
GO, Q-SBLF, 5.00%, 5/1/2021	550	587
GO, Q-SBLF, 5.00%, 5/1/2022	500	545

		4,404

Hospital — 0.2%
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series B-4, Rev., 5.00%, 11/15/2027	2,250	2,526

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project Series CC, Rev., 1.45%, 9/1/2021(d)	2,600	2,483

Other Revenue — 0.1%
Michigan Finance Authority, Local Government Loan Program
Series B, Rev., 4.00%, 11/1/2019	675	686
Series B, Rev., 4.00%, 11/1/2020	455	469

		1,155

Transportation — 0.2%
Gerald R Ford International Airport Authority, Limited Tax
Rev., 5.00%, 1/1/2023	1,560	1,728
Rev., 5.00%, 1/1/2024	1,400	1,580

		3,308

Water & Sewer — 0.2%
City of Grand Rapids, Sanitary Sewer System Improvement Rev., 5.00%, 1/1/2022	350	378
Michigan Finance Authority, Clean Water Revolving Fund Rev., 5.00%, 10/1/2021	2,250	2,430

		2,808

Total Michigan		16,684

Minnesota — 0.3%
Education — 0.0%(b)
Minnesota Higher Education Facilities Authority Series L, Rev., 4.00%, 4/1/2020	350	359
Minnesota Higher Education Facilities Authority, Macalester College Rev., 5.00%, 3/1/2029	150	174

		533

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Transportation — 0.1%
Minneapolis-St Paul Metropolitan Airports Commission, Subordinate Airport
Series A, Rev., 5.00%, 1/1/2020	220	227
Series A, Rev., 5.00%, 1/1/2022	1,000	1,085

		1,312

Utility — 0.2%
Western Minnesota Municipal Power Agency, Power Supply
Series A, Rev., 5.00%, 1/1/2023	1,500	1,663
Series A, Rev., 5.00%, 1/1/2024	1,000	1,130

		2,793

Total Minnesota		4,638

Mississippi — 0.1%
Other Revenue — 0.1%
Mississippi Development Bank, Rankin County Bond Project Rev., 5.00%, 3/1/2023	750	828

Missouri — 0.8%
Certificate of Participation/Lease — 0.1%
City of Chesterfield COP, 5.00%, 12/1/2021	1,000	1,078

Education — 0.2%
Health and Educational Facilities Authority
Rev., 4.00%, 10/1/2019	625	635
Rev., 4.00%, 10/1/2020	300	310
Rev., 4.00%, 10/1/2021	300	315
Missouri State Health and Educational Facilities Authority, Health Facilities, BJC Health System
Rev., 5.00%, 1/1/2019	855	857
Rev., 5.00%, 1/1/2021	225	238

		2,355

General Obligation — 0.0%(b)
County of Clay, North Kansas City School District 74, Refunding and Improvement, Missouri Direct Deposit Program GO, 5.00%, 3/1/2022	350	380

Industrial Development Revenue/Pollution Control Revenue — 0.0%(b)
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series B, Rev., 5.00%, 7/1/2023	550	583

Other Revenue — 0.2%
County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2022	3,000	3,301

Transportation — 0.3%
Missouri Airport Refunding, Lambert St. Louis International Airport
Rev., 5.00%, 7/1/2021	1,575	1,691
Rev., 5.00%, 7/1/2022	1,000	1,097
Rev., 5.00%, 7/1/2023	1,080	1,208

		3,996

Total Missouri		11,693

Montana — 0.2%
General Obligation — 0.2%
State of Montana, Long-Range Building Program
GO, 5.00%, 8/1/2021	690	742
GO, 5.00%, 8/1/2022	1,000	1,099
Yellowstone County, School District No. 2 Billings, School Building GO, 5.00%, 6/15/2020	650	679

		2,520

Total Montana		2,520

Nebraska — 0.1%
Certificate of Participation/Lease — 0.1%
Southeast Community College
COP, 5.00%, 12/15/2021	200	216
COP, 5.00%, 12/15/2024	440	503
COP, 5.00%, 12/15/2026	275	321
COP, 5.00%, 12/15/2027	495	583
COP, 5.00%, 12/15/2028	540	638

		2,261

Total Nebraska		2,261

New Hampshire — 0.2%
General Obligation — 0.2%
State of New Hampshire Series A, GO, 5.00%, 3/1/2026	2,880	3,316

Other Revenue — 0.0%(b)
New Hampshire Municipal Bond Bank Series A, Rev., 5.00%, 2/15/2019	520	523

Total New Hampshire		3,839

New Jersey — 4.9%
Education — 0.3%
New Jersey Economic Development Authority, School Facilities Construction
Series A, Rev., 5.25%, 12/15/2020	1,040	1,056
Series DDD, Rev., 5.00%, 6/15/2025	1,500	1,646
Series DDD, Rev., 5.00%, 6/15/2026	1,840	2,026

		4,728

General Obligation — 1.6%
County of Passaic GO, 5.00%, 2/1/2021	90	96
State of New Jersey Series Q, GO, 5.00%, 8/15/2020	10,075	10,551
State of New Jersey, Various Purpose GO, 4.00%, 6/1/2026	3,870	4,083

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
Township of South Brunswick GO, 5.00%, 9/1/2022	425	469
Township of Woodbridge GO, BAN, 3.00%, 8/16/2019	8,925	8,995

		24,194

Housing — 0.2%
New Jersey Housing and Mortgage Finance Agency, Multifamily Conduit, Georgia King Village Project Series 2018-E, Rev., 2.45%, 10/1/2020(d)	3,000	3,006

Other Revenue — 0.4%
Tobacco Settlement Financing Corp.
Series A, Rev., 5.00%, 6/1/2031	3,070	3,390
Series A, Rev., 5.00%, 6/1/2032	2,500	2,740

		6,130

Prerefunded — 0.1%
New Jersey Transportation Trust Fund Authority, Transportation System Series A, Rev., 6.00%, 12/15/2018(e)	1,680	1,682

Transportation — 2.3%
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,333
Rev., 5.00%, 6/15/2029	5,350	5,909
Series 2018-A, Rev., 5.00%, 6/15/2030	5,000	5,497
Rev., 5.00%, 6/15/2031	4,750	5,196
New Jersey Transportation Trust Fund Authority, Transportation Program Series BB-1, Rev., (SIFMA Municipal Swap Index Yield + 1.00%, 12.00% Cap), 2.69%, 12/6/2018(c)	5,500	5,513
New Jersey Turnpike Authority Series C-6, Rev., VRDO, 2.39%, 1/2/2019(d)	10,000	10,000

		35,448

Total New Jersey		75,188

New Mexico — 0.2%
Housing — 0.2%
County of Bernalillo, Arroyo Vista Apartments Project Rev., 1.40%, 3/1/2019(d)	2,500	2,496

Other Revenue — 0.0%(b)
New Mexico Finance Authority, Senior Lien Public Project Series B, Rev., 5.00%, 6/1/2021	800	856

Total New Mexico		3,352

New York — 9.4%
Education — 0.8%
New York State Dormitory Authority, Columbia University Series B, Rev., 5.00%, 10/1/2021	585	634
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai Series 2015-A, Rev., 5.00%, 7/1/2019	5,000	5,086
New York State Dormitory Authority, Montefiore Obligated Group
Rev., 5.00%, 8/1/2027	3,225	3,687
Rev., 5.00%, 8/1/2028	1,700	1,954
New York State Dormitory Authority, The New School Series A, Rev., 5.00%, 7/1/2024	1,100	1,240

		12,601

General Obligation — 1.6%
Bedford Central School District GO, 5.00%, 11/15/2022	2,410	2,676
City of New York, Fiscal Year 2012 Subseries G-1, GO, 5.00%, 4/1/2020	3,860	4,015
City of New York, Fiscal Year 2013 Series B, GO, 4.00%, 8/1/2019	3,695	3,748
Counties of Rockland and Orange, Ramapo Central School District GO, 4.00%, 10/15/2019	2,030	2,069
County of Orange, Public Improvement
Series B, GO, 5.00%, 3/1/2021	1,510	1,614
Series B, GO, 5.00%, 3/1/2022	1,000	1,096
County of Suffolk, Longwood Central School District
GO, 5.00%, 6/15/2026	365	431
GO, 5.00%, 6/15/2027	795	934
Hampton Bays Union Free School District GO, 5.00%, 9/15/2022	2,025	2,234
Town of East Hampton
GO, 5.00%, 5/15/2021	1,000	1,073
GO, 5.00%, 5/15/2023	1,000	1,125
Town of Riverhead Series B, GO, 4.00%, 8/1/2027	1,625	1,802

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
White Plains City School District GO, 5.00%, 5/15/2024	1,550	1,779

		24,596

Hospital — 0.5%
Build Resource Corp., The New York Methodist Hospital Project Rev., 5.00%, 7/1/2021	550	589
Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project Series B, Rev., 5.00%, 7/1/2023	800	881
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center
Series 2017-1, Rev., 5.00%, 7/1/2026	1,000	1,176
Series 2017-1, Rev., 5.00%, 7/1/2027	4,705	5,582

		8,228

Industrial Development Revenue/Pollution Control Revenue — 0.2%
New York State Energy Research and Development Authority, Pollution Control, Electric and Gas Corp., Project Series C, Rev., 2.00%, 5/1/2020(d)	3,000	2,976

Other Revenue — 3.5%
Battery Park City Authority Series A, Rev., 4.00%, 11/1/2019	2,500	2,553
Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center Series A, Rev., 5.00%, 7/15/2020	500	520
City of Troy Capital Resources Corp., Rensselaer Polytechnic Institute Project Rev., 5.00%, 8/1/2020	500	523
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Series B, Rev., 5.00%, 2/1/2020	2,750	2,848
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series A, Subseries A-1, Rev., 5.00%, 11/1/2020	3,700	3,908
New York Convention Center Development Corp. Hotel Unit Fee Secured Rev., 5.00%, 11/15/2026	5,000	5,800
New York State Dormitory Authority, State Sales Tax
Series A, Rev., 5.00%, 3/15/2021	2,000	2,132
Series A, Rev., 5.00%, 3/15/2024	6,135	6,973
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series A, Rev., 5.00%, 10/15/2020	15,405	16,283
Series A, Rev., 5.00%, 10/15/2022	4,800	5,329
Series A, Rev., 5.00%, 10/15/2025	4,500	5,174
Schenectady County Capital Resource Corp., Union College Project
Rev., 5.00%, 1/1/2024	960	1,084
Rev., 5.00%, 1/1/2025	400	459

		53,586

Prerefunded — 0.3%
Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center Rev., 6.38%, 1/15/2020(e)	4,305	4,520

Special Tax — 0.1%
New York State Dormitory Authority, Personal Income Tax Series G, Rev., 5.00%, 8/15/2021	1,110	1,196

Transportation — 2.3%
Buffalo and Fort Erie Public Bridge Authority, Toll Bridge System
Rev., 5.00%, 1/1/2020	465	480
Rev., 5.00%, 1/1/2021	815	862
Metropolitan Transportation Authority Series D-1, Rev., (ICE LIBOR USD 1 Month + 0.65%, 9.00% Cap), 2.22%, 1/2/2019(c)	5,000	5,051
Subseries C-1, Rev., 5.00%, 11/15/2019	2,000	2,055
Subseries A-1, Rev., 5.00%, 11/15/2020	1,435	1,511
Subseries C-1, Rev., 5.00%, 11/15/2024	3,000	3,390
Metropolitan Transportation Authority, Green Bonds Series B-2, Rev., 4.00%, 11/15/2032	4,000	4,268
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2023	9,200	9,979

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Transportation — continued
Triborough Bridge and Tunnel Authority
Series B, Rev., (SOFRRATE + 0.43%, 9.00% Cap), 1.92%, 12/3/2018(c)	4,500	4,501
Series A, Rev., 5.00%, 11/15/2024	3,290	3,670

		35,767

Utility — 0.1%
Long Island Power Authority, Electric System
Series 2017, Rev., 5.00%, 9/1/2025	500	576
Series 2017, Rev., 5.00%, 9/1/2027	500	587
Series 2017, Rev., 5.00%, 9/1/2028	750	878

		2,041

Total New York		145,511

North Carolina — 1.1%
Education — 0.4%
University of North Carolina, Chapel Hill Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%, 12.00% Cap), 1.97%, 1/2/2019(c)	5,750	5,762
Winston-Salem State University Foundation LLC Rev., AGM, 5.00%, 10/1/2023	445	500

		6,262

General Obligation — 0.7%
State of North Carolina Series D, GO, 4.00%, 6/1/2020	9,670	9,962

Other Revenue — 0.0%(b)
Jacksonville Public Facilities Corp. Series 2017, Rev., 5.00%, 4/1/2027	550	641

Total North Carolina		16,865

Ohio — 2.1%
Education — 0.1%
Ohio Higher Educational Facility Commission, Case Western Reserve University Project Series A, Rev., 4.00%, 12/1/2019	535	546
Ohio State Higher Educational Facility Commission, Oberlin College
Rev., 4.00%, 10/1/2019	675	686
Rev., 5.00%, 10/1/2020	1,000	1,051

		2,283

General Obligation — 0.3%
City of Dublin, Various Purpose GO, 4.00%, 12/1/2028	200	216
Cuyahoga Ohio Community College District, Facilities Construction and Improvement Bonds GO, 5.00%, 12/1/2028	2,300	2,644
Series 2018, GO, 4.00%, 12/1/2032	1,250	1,314
Series 2018, GO, 4.00%, 12/1/2033	1,300	1,358

		5,532

Hospital — 1.4%
Akron, Bath and Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2021	375	401
County of Allen, Mercy Health Series B, Rev., (SIFMA Municipal Swap Index Yield + 0.75%, 12.00% Cap), 2.44%, 12/6/2018(c)	10,800	10,821
County of Franklin, Hospital Facilities, OhioHealth Corp. Series B, Rev., (SIFMA Municipal Swap Index Yield + 0.43%, 12.00% Cap), 2.12%, 12/6/2018(c)	4,000	4,037
County of Lake, Hospital Facilities, Lake Hospital System, Inc.
Rev., 5.00%, 8/15/2023	1,445	1,584
Rev., 5.00%, 8/15/2024	1,655	1,835
State of Ohio, University Hospitals Health System, Inc. Series B, Rev., VRDO, 1.94%, 12/3/2018(d)	2,500	2,500

		21,178

Other Revenue — 0.1%
City of Cleveland, Subordinate Lien, Public Facilities Improvements
Rev., 5.00%, 10/1/2024	200	227
Rev., 5.00%, 10/1/2025	150	172
Rev., 5.00%, 10/1/2026	385	447
Rev., 5.00%, 10/1/2027	250	292
Rev., 5.00%, 10/1/2028	250	293

		1,431

Water & Sewer — 0.2%
Hamilton County, Sewer System, Metropolitan Sewer District of Greater Cincinnati
Series A, Rev., 5.00%, 12/1/2018	500	500
Series A, Rev., 5.00%, 12/1/2019	640	659
Series A, Rev., 5.00%, 12/1/2021	1,375	1,490

		2,649

Total Ohio		33,073

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Oklahoma — 0.7%
Education — 0.6%
Blaine County Educational Facilities Authority, Educational Facilities, Watonga Public Schools Project Rev., 5.00%, 12/1/2018	555	555
Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project
Rev., 5.00%, 9/1/2025	365	408
Rev., 5.00%, 9/1/2026	820	924
Rev., 5.00%, 9/1/2027	1,250	1,416
Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project
Rev., 5.00%, 9/1/2028	375	427
Rev., 5.00%, 9/1/2029	1,175	1,337
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Series 2018, Rev., 5.00%, 10/1/2022	500	547
Series 2018, Rev., 5.00%, 10/1/2023	355	395
Series 2018, Rev., 5.00%, 10/1/2025	1,000	1,142
Oklahoma County Finance Authority, Educational Facilities, Lease Western Heights Public School Project Rev., 5.00%, 9/1/2019	325	332
Tulsa County Industrial Authority Educational Facilities Lease, Jenks Public Schools Project Rev., 5.00%, 9/1/2021	2,000	2,146

		9,629

Other Revenue — 0.1%
Cleveland County Justice Authority, Sales Tax, Detention Facility Project Rev., 4.00%, 3/1/2020	500	502

Total Oklahoma		10,131

Oregon — 0.6%
Education — 0.0%(b)
Oregon State Facilities Authority, Reed College Project
Series A, Rev., 5.00%, 7/1/2028	125	148
Series A, Rev., 4.00%, 7/1/2032	350	374

		522

Prerefunded — 0.4%
Oregon State Department of Administrative Services, Lottery Series A, Rev., 5.25%, 4/1/2019(e)	6,210	6,278

Transportation — 0.2%
Port of Portland, International Airport
Series 23, Rev., 5.00%, 7/1/2023	1,000	1,116
Series 23, Rev., 5.00%, 7/1/2024	1,595	1,812

		2,928

Water & Sewer — 0.0%(b)
City of Portland, Sewer System, First Lien Series A, Rev., 5.00%, 10/1/2023	40	45

Total Oregon		9,773

Pennsylvania — 4.8%
Education — 0.7%
Pennsylvania State Higher Educational Facilities Authority, Trustees of the University Series B, Rev., 5.00%, 10/1/2022	5,055	5,593
State Public School Building Authority, Community College of Philadelphia Project
Rev., 5.00%, 6/15/2021	2,760	2,932
Rev., 5.00%, 6/15/2024	2,625	2,929

		11,454

General Obligation — 0.4%
Commonwealth of Pennsylvania Series 2011, GO, 4.00%, 11/15/2028	5,000	5,187
Schuylkill Valley School District GO, 5.00%, 4/1/2022	350	380

		5,567

Hospital — 0.4%
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2023	1,000	1,110
Rev., 5.00%, 11/1/2024	1,000	1,123
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Rev., 5.00%, 9/1/2024	1,000	1,129
Southcentral General Authority, Hanover Hospital, Inc. Rev., 5.00%, 12/1/2026	1,400	1,584
Southcentral General Authority, Wellspan Health Obligation Group Series A, Rev., 5.00%, 6/1/2024	380	425

		5,371

Industrial Development Revenue/Pollution Control Revenue — 0.4%
Lehigh County Industrial Development Authority, Pollution Control
Rev., 1.80%, 8/15/2022(d)	4,000	3,873
Rev., 1.80%, 9/1/2022(d)	2,500	2,420

		6,293

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Other Revenue — 0.3%
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Series 2018, Rev., 5.00%, 6/1/2022	555	599
Series 2018, Rev., 5.00%, 6/1/2023	1,785	1,960
Series 2018, Rev., 5.00%, 6/1/2029	1,500	1,716
Cumberland County Municipal Authority, AICUP Financing Program-Messiah College Project Rev., 2.00%, 4/30/2020(d)	1,000	995

		5,270

Transportation — 1.0%
Pennsylvania Turnpike Commission Series A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%, 9.00% Cap), 2.29%, 12/6/2018(c)	13,000	12,892
Subseries A-2, Rev., (SIFMA Municipal Swap Index Yield + 0.80%), 2.43%, 12/6/2018(c)	2,500	2,496

		15,388

Water & Sewer — 1.6%
Allegheny County Sanitary Authority, Sewer
Rev., 5.00%, 12/1/2021	3,500	3,778
Rev., 5.00%, 12/1/2022	3,000	3,303
Rev., 5.00%, 12/1/2023	4,000	4,480
City of Philadelphia, Water and Wastewater
Series A, Rev., 5.00%, 1/1/2020	8,530	8,803
Series A, Rev., 5.00%, 7/1/2022	1,510	1,654
Series A, Rev., 5.00%, 7/1/2024	2,595	2,942

		24,960

Total Pennsylvania		74,303

Rhode Island — 0.2%
General Obligation — 0.2%
State of Rhode Island and Providence Plantations, Consolidated Capital Development Loan Series A, GO, 5.00%, 10/15/2019(e)	1,475	1,514
State of Rhode Island and Providence Plantations, Consolidated Capital Development Loan of 2014 Series A, GO, 5.00%, 11/1/2019	1,000	1,028

		2,542

Transportation — 0.0%(b)
Rhode Island Commerce Corp., Department of Transportation Series 2016-A, Rev., GRAN, 5.00%, 6/15/2022	25	27

Total Rhode Island		2,569

South Carolina — 1.2%
General Obligation — 1.1%
County of Charleston Series C, GO, TRAN, 4.00%, 11/1/2028	14,605	16,133

Other Revenue — 0.1%
County of Charleston
Rev., 5.00%, 12/1/2018	645	645
Rev., 5.00%, 12/1/2019	1,000	1,030

		1,675

Total South Carolina		17,808

South Dakota — 0.2%
Education — 0.1%
South Dakota Health and Educational Facilities Authority
Series B, Rev., 4.00%, 11/1/2020	625	645
Series B, Rev., 4.00%, 11/1/2021	500	524
Series B, Rev., 5.00%, 11/1/2022	375	411

		1,580

Other Revenue — 0.1%
South Dakota State Building Authority
Series B, Rev., 5.00%, 6/1/2019	500	508
Series B, Rev., 5.00%, 6/1/2021	485	518

		1,026

Total South Dakota		2,606

Tennessee — 0.8%
General Obligation — 0.6%
County of Rutherford Series A, GO, 5.00%, 4/1/2026	1,165	1,343
State of Tennessee Series A, GO, 4.00%, 8/1/2025	7,000	7,455

		8,798

Other Revenue — 0.0%(b)
Metropolitan Government of Nashville and Davidson, County Sports Authority, Public Improvement Rev., 5.00%, 7/1/2020	5	5

Utility — 0.2%
City of Chattanooga, Electric System Series A, Rev., 5.00%, 9/1/2022	800	882

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Utility — continued
Tennessee Energy Acquisition Corp., Gas Project
Series A, Rev., 4.00%, 5/1/2022	1,460	1,512
Series A, Rev., 4.00%, 5/1/2023	1,400	1,450

		3,844

Total Tennessee		12,647

Texas — 8.5%
Education — 1.3%
Arlington Higher Education Finance Corp., Uplift Education Series A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,065
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series C, Rev., 5.00%, 8/1/2026	250	290
Series C, Rev., 5.00%, 8/1/2027	200	234
Series C, Rev., 5.00%, 8/1/2028	275	320
Series C, Rev., 5.00%, 8/1/2029	325	376
Series C, Rev., 5.00%, 8/1/2030	445	511
Series C, Rev., 5.00%, 8/1/2031	260	297
Austin Community College District, Combined Fee Series A, Rev., 5.00%, 2/1/2021	790	836
County of Harris, Cultural Education Facilities Finance Corp., Children’s Hospital Series 3, Rev., (ICE LIBOR USD 1 Month + 0.85%, 12.00% Cap), 2.44%, 12/6/2018(c)	7,500	7,561
Southwest Higher Education Authority, Inc., Southern Methodist University Project
Series 2017, Rev., 5.00%, 10/1/2021	425	458
Series 2017, Rev., 5.00%, 10/1/2022	400	441
Series 2017, Rev., 5.00%, 10/1/2023	400	450
Series 2017, Rev., 5.00%, 10/1/2024	400	458
Series 2017, Rev., 5.00%, 10/1/2025	600	697
Series 2017, Rev., 5.00%, 10/1/2026	525	617
Texas State University, Financing System Series A, Rev., 5.00%, 3/15/2032	4,365	4,992

		19,603

General Obligation — 2.2%
Austin Independent School District Series B, GO, 5.00%, 8/1/2022	1,630	1,791
City of Abilene, Taylor and Jones Counties GO, 5.00%, 2/15/2021	475	504
City of Colony GO, 5.00%, 8/15/2020	610	640
City of Denton GO, 5.00%, 2/15/2023	1,045	1,158
City of El Paso, Refunding and Improvement
GO, 5.00%, 8/15/2021	530	568
GO, 5.00%, 8/15/2025	4,035	4,627
City of Fort Worth, Certificates of Obligation Series A, GO, 4.00%, 3/1/2019	785	789
City of Fort Worth, Refunding and Improvement, General Purpose GO, 4.00%, 3/1/2019	1,060	1,066
City of Houston, Public Improvement
Series A, GO, 5.00%, 3/1/2021	3,000	3,193
Series A, GO, 5.00%, 3/1/2025	1,195	1,369
City of Odessa Series 2017, GO, 4.00%, 3/1/2025	1,150	1,247
Counties of Harris and Fort Bend, Houston Community College System, Limited Tax GO, 5.00%, 2/15/2026	1,000	1,100
Forney Independent School District, School Building
GO, PSF-GTD, 5.00%, 8/15/2024	1,310	1,488
GO, PSF-GTD, 5.00%, 8/15/2025	3,490	4,015
Galveston County, Unlimited Tax Road
Series 2017, GO, 4.00%, 2/1/2024	980	1,058
Series 2017, GO, 4.00%, 2/1/2025	800	872
Judson Independent School District Series A, GO, 5.00%, 2/1/2019	595	598

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
Katy Independent School District, School Building
GO, PSF-GTD, 4.00%, 2/15/2027	290	308
GO, PSF-GTD, 4.00%, 2/15/2028	350	370
Lewisville Independent School District, School Building
GO, PSF-GTD, 5.00%, 8/15/2024	825	924
GO, PSF-GTD, 5.00%, 8/15/2025	750	839
GO, PSF-GTD, 5.00%, 8/15/2026	750	839
GO, PSF-GTD, 5.00%, 8/15/2027	650	727
Odessa Junior College District, Limited Tax Series 2017, GO, 5.00%, 8/15/2025	800	914
S & S Consolidated Independent School District
GO, PSF-GTD, 4.00%, 2/15/2028	580	643
GO, PSF-GTD, 4.00%, 2/15/2029	605	660
GO, PSF-GTD, 4.00%, 2/15/2030	630	685
Southside Independent School District, School Building GO, PSF-GTD, 5.00%, 8/15/2022	250	275

		33,267

Hospital — 0.3%
Irving Hospital Authority, Baylor Scott and White Medical Center
Rev., VRDO, 2.79%, 12/6/2018(d)	1,750	1,750
Rev., 5.00%, 10/15/2022	250	273
Rev., 5.00%, 10/15/2028	250	281
Rev., 5.00%, 10/15/2029	500	558
Rev., 5.00%, 10/15/2031	1,000	1,106

		3,968

Other Revenue — 1.1%
Austin Convention Enterprises, Inc., Convention Center Hotel First Tier
Series A, Rev., 5.00%, 1/1/2021	500	524
Series A, Rev., 5.00%, 1/1/2022	750	801
Austin Convention Enterprises, Inc., Convention Center Hotel Second Tier Series B, Rev., 5.00%, 1/1/2021	800	832
Lower Colorado River Authority Series B, Rev., 5.00%, 5/15/2023	4,700	5,107
State of Texas Rev., TRAN, 4.00%, 8/29/2019	10,000	10,149

		17,413

Prerefunded — 0.4%
Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System Series B, Rev., 7.25%, 12/1/2018(e)	5,605	5,605
Lower Colorado River Authority Series B, Rev., 5.00%, 5/15/2022(e)	60	65

		5,670

Transportation — 2.1%
Central Texas Regional Mobility Authority, Subordinated Lien Rev., 4.00%, 1/1/2022	1,545	1,602
City of Austin, Airport System
Series B, Rev., AMT, 5.00%, 11/15/2026	1,095	1,258
Series B, Rev., AMT, 5.00%, 11/15/2027	585	670
Series B, Rev., AMT, 5.00%, 11/15/2028	630	718
Grand Parkway Transportation Corp. Rev., BAN, 5.00%, 2/1/2023	10,000	10,989
Harris County Toll Road Authority, Senior Lien Series A, Rev., 5.00%, 8/15/2031	8,000	9,288
North Texas Tollway Authority System, First Tier
Series C, Rev., (SIFMA Municipal Swap Index Yield + 0.67%, 9.00% Cap), 2.36%, 12/6/2018(c)	6,000	5,991
Series A, Rev., 4.00%, 1/1/2033	2,500	2,606

		33,122

Utility — 0.7%
City of Cedar Park, Utility System Rev., 5.00%, 8/15/2022	560	614
City of San Antonio, Electric and Gas Systems, Junior Lien Series B, Rev., 2.00%, 12/1/2021(d)	6,480	6,408
City of Victoria, Utility System
Rev., 2.00%, 12/1/2018	160	160
Rev., 2.50%, 12/1/2019	150	151
Texas Municipal Gas Acquisition and Supply Corp. I Series D, Rev., 6.25%, 12/15/2026	1,865	2,140

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Utility — continued
West Travis County Public Utility Agency
Series 2017, Rev., 5.00%, 8/15/2022	545	597
Series 2017, Rev., 5.00%, 8/15/2023	325	362
Series 2017, Rev., 5.00%, 8/15/2027	350	408

		10,840

Water & Sewer — 0.4%
City of Dallas, Waterworks and Sewer System Series A, Rev., 5.00%, 10/1/2019	3,520	3,607
City of Galveston, Waterworks and Sewer System
Rev., 5.00%, 5/1/2019	205	207
Rev., 5.00%, 5/1/2020	245	255
Rev., 5.00%, 5/1/2021	265	283
Rev., 5.00%, 5/1/2024	380	429
City of San Antonio, Water System, Junior Lien Series E, Rev., 5.00%, 5/15/2019	1,000	1,014
North Harris County, Regional Water Authority, Senior Lien Rev., 5.00%, 12/15/2019	1,035	1,067

		6,862

Total Texas		130,745

Utah — 2.8%
General Obligation — 0.3%
State of Utah GO, 5.00%, 7/1/2021	4,925	5,293

Other Revenue — 1.0%
Utah Infrastructure Agency, Telecommunication Revenue Series A, Rev., 5.00%, 10/15/2025	10,380	11,146
West Valley City Municipal Building Authority
Rev., AGM, 4.00%, 2/1/2024	500	536
Rev., AGM, 5.00%, 2/1/2025	250	284
Rev., AGM, 5.00%, 2/1/2027	720	834
Rev., AGM, 5.00%, 2/1/2029	1,070	1,226
Rev., AGM, 5.00%, 2/1/2030	500	570

		14,596

Transportation — 1.5%
Salt Lake City Corp. Airport
Series A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,088
Series A, Rev., AMT, 5.00%, 7/1/2029	5,250	5,955
Series A, Rev., AMT, 5.00%, 7/1/2031	5,000	5,614
Series A, Rev., AMT, 5.00%, 7/1/2032	5,105	5,706
Series A, Rev., AMT, 5.00%, 7/1/2033	4,260	4,750

		23,113

Total Utah		43,002

Vermont — 0.1%
Education — 0.1%
University of Vermont and State Agricultural College
Rev., 5.00%, 10/1/2021	750	806
Rev., 5.00%, 10/1/2022	855	940

		1,746

Other Revenue — 0.0%(b)
Vermont Municipal Bond Bank Series 3, Rev., 5.00%, 12/1/2021	400	434

Total Vermont		2,180

Virginia — 0.7%
General Obligation — 0.2%
Loudoun County, Public Improvement Series A, GO, 5.00%, 12/1/2026	1,930	2,258

Hospital — 0.1%
Norfolk Economic Development Authority, Sentara Healthcare Series B, Rev., 5.00%, 11/1/2028(d)	1,795	2,105

Water & Sewer — 0.4%
Fairfax County Water Authority Series B, Rev., 5.25%, 4/1/2024	5,615	6,487

Total Virginia		10,850

Washington — 0.3%
Education — 0.0%(b)
University of Washington Rev., 1.75%, 4/1/2019	125	125

General Obligation — 0.1%
King County Public Hospital District No. 2, Evergreenhealth GO, 5.00%, 12/1/2019	870	896

Transportation — 0.2%
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax
Series S-1, Rev., 5.00%, 11/1/2023	685	773
Series S-1, Rev., 5.00%, 11/1/2034	2,000	2,273

		3,046

Utility — 0.0%(b)
County of Snohomish, Public Utility District No. 1, Electric System Rev., 5.00%, 12/1/2025	500	579

Total Washington		4,646

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
West Virginia — 0.2%
Utility — 0.2%
West Virginia Economic Development Authority, Appalachian Power Co. — AMOS Project Rev., 2.62%, 6/1/2022(d)	2,905	2,898

Wisconsin — 1.1%
Education — 0.5%
Wisconsin Health and Educational Facilities Authority, Ascension Health Alliance Senior Credit Group Series B-2, Rev., 4.00%, 5/30/2019(d)	5,815	5,872
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group
Rev., 5.00%, 8/15/2024	200	225
Rev., 5.00%, 8/15/2025	325	369
Rev., 5.00%, 8/15/2027	150	172
Wisconsin Health and Educational Facilities Authority, Thedacare, Inc. Rev., 5.00%, 12/15/2020	1,250	1,318

		7,956

General Obligation — 0.4%
City of Racine GO, 4.00%, 12/1/2025	300	327
State of Wisconsin Series A, GO, 5.00%, 5/1/2026	5,050	5,822

		6,149

Transportation — 0.2%
County of Milwaukee, Airport
Series A, Rev., AMT, 5.00%, 12/1/2018	1,400	1,400
Series A, Rev., AMT, 5.00%, 12/1/2028	1,000	1,124

		2,524

Total Wisconsin		16,629

TOTAL MUNICIPAL BONDS (Cost $1,474,262)		1,471,760

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FNMA REMIC Series 2002-36, Class FS, 2.82%, 6/25/2032(d) (Cost $188)	188	189

	Shares (000)
SHORT-TERM INVESTMENTS — 4.1%
INVESTMENT COMPANIES — 4.1%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.60%(h)(i) (Cost $63,685)	63,686	63,685

Total Investments — 99.7% (Cost $1,538,135)		1,535,634
Other Assets Less Liabilities — 0.3%		5,362

Net Assets — 100.0%		1,540,996

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FNMA	Federal National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2018.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2018.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2018.
(e)	Security is prerefunded or escrowed to maturity.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(h)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	63,685	1,471,949	—	1,535,634

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2018.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 94.4%(a)
Alabama — 0.3%
Other Revenue — 0.3%
Montgomery County Public Building Authority, Warrants, Facilities Project Rev., 5.00%, 3/1/2029	1,000	1,108
UAB Medicine Finance Authority Series B-2, Rev., 3.50%, 9/1/2035	160	153

Total Alabama		1,261

Alaska — 2.1%
Housing — 0.2%
Alaska Housing Finance Corp., General Mortgage
Series A, Rev., 4.00%, 12/1/2018	30	30
Series A, Rev., 3.50%, 6/1/2046	830	850

		880

Prerefunded — 0.8%
Matanuska-Susitna Borough, Goose Creek Correctional Center Project Rev., AGC, 6.00%, 9/1/2019(b)	1,745	1,797
Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Unrefunded Balance Rev., AGC, 6.00%, 9/1/2019(b)	1,005	1,035

		2,832

Utility — 1.1%
Alaska Energy Authority, Power, Bradley Lake Hydroelectric Project, Fourth Series Rev., AGM, 6.00%, 7/1/2019	3,915	4,005

Total Alaska		7,717

Arizona — 0.2%
Education — 0.2%
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project
Rev., 5.00%, 7/1/2032	350	383
Rev., 5.00%, 7/1/2033	150	164
Rev., 5.00%, 7/1/2037	200	214

		761

Transportation — 0.0%(c)
Phoenix-Mesa Gateway Airport Authority, Mesa Project Rev., 4.00%, 7/1/2019	20	20

Total Arizona		781

Arkansas — 0.2%
Education — 0.1%
Board of Trustees of the University of Arkansas, Various Facility, Fayetteville Campus Series A, Rev., 5.00%, 11/1/2037	185	208
University of Arkansas, Monticello Campus Series A, Rev., 5.00%, 12/1/2027	100	117
University of Arkansas, Student Fee, UALR Campus Rev., 5.00%, 10/1/2029	100	114

		439

General Obligation — 0.0%(c)
State of Arkansas, Four-Lane Highway Construction and Improvement Series 2013, GO, 5.00%, 6/15/2021	60	64

Hospital — 0.1%
County of Pulaski, Arkansas Children’s Hospital Rev., 5.00%, 3/1/2029	350	397

Total Arkansas		900

California — 13.0%
Certificate of Participation/Lease — 0.4%
City of Palm Springs Subseries B, COP, Zero Coupon, 4/15/2021(b)	100	95
Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project COP, AGM, 5.00%, 6/1/2033	1,500	1,654

		1,749

Education — 0.5%
California Educational Facilities Authority, Claremont McKenna College Series A, Rev., 4.00%, 1/1/2039	500	517
California School Finance Authority, Green Dot Public School Projects
Series 2018-A, Rev., 5.00%, 8/1/2020(d)	50	52
Series 2018-A, Rev., 5.00%, 8/1/2021(d)	50	53
Series 2018-A, Rev., 5.00%, 8/1/2022(d)	80	86
Series 2018-A, Rev., 5.00%, 8/1/2023(d)	175	191
Series 2018-A, Rev., 5.00%, 8/1/2024(d)	160	176
Series 2018-A, Rev., 5.00%, 8/1/2025(d)	150	167
Series 2018-A, Rev., 5.00%, 8/1/2026(d)	150	168

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Education — continued
Series 2018-A, Rev., 5.00%, 8/1/2027(d)	150	169
Series 2018-A, Rev., 5.00%, 8/1/2028(d)	190	216

		1,795

General Obligation — 4.3%
Alta Loma School District, Election of 2016 Series A, GO, 5.00%, 8/1/2032	60	70
Campbell Union High School District GO, 3.00%, 8/1/2030	620	622
County of Santa Clara, Campbell Union High School District GO, 3.00%, 8/1/2031	30	30
El Monte City School District GO, BAN, Zero Coupon, 4/1/2023	900	817
Los Angeles Community College District, Election of 2008 Series F, GO, 5.00%, 8/1/2024	60	68
Los Angeles Unified School District Series D, GO, 5.00%, 1/1/2034	5,000	5,091
Mount San Antonio Community College District, Election of 2008 Series A, GO, Zero Coupon, 8/1/2043	7,150	5,891
Pomona Unified School District Series A, GO, NATL-RE, 6.10%, 2/1/2020	50	52
Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo GO, Zero Coupon, 8/1/2037	2,450	1,012
State of California, Various Purpose GO, 6.50%, 4/1/2033	2,285	2,320

		15,973

Hospital — 1.2%
California Health Facilities Financing Authority, Sutter Health Series A, Rev., 5.00%, 11/15/2041	250	275
California Municipal Finance Authority, Eisenhower Medical Center Series A, Rev., 5.00%, 7/1/2042	1,000	1,083
California Public Finance Authority, Henry Mayo Newhall Hospital
Rev., 5.00%, 10/15/2037	500	531
Rev., 5.00%, 10/15/2047	1,000	1,047
California Statewide Communities Development Authority, Marin General Hospital Project Rev., 4.00%, 8/1/2045	1,500	1,502

		4,438

Other Revenue — 1.7%
Golden State Tobacco Securitization Corp., Tobacco Settlement Series A-1, Rev., 3.50%, 6/1/2036	6,500	6,409

Prerefunded — 2.8%
San Diego Public Facilities Financing Authority, Senior Sewer Series A, Rev., 5.25%, 5/15/2019(b)	7,500	7,621
State of California, Various Purpose GO, 6.50%, 4/1/2019(b)	2,715	2,758

		10,379

Transportation — 0.4%
Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area Rev., 4.00%, 4/1/2032	35	37
City of Los Angeles, Department of Airports Series A, Rev., AMT, 5.00%, 5/15/2038	1,250	1,350

		1,387

Utility — 0.6%
Long Beach Bond Finance Authority, Natural Gas Series A, Rev., 5.25%, 11/15/2021	2,000	2,156

Water & Sewer — 1.1%
East Bay Municipal Utility District Water System, Green Bonds Series B, Rev., 5.00%, 6/1/2033	515	590
East Bay Municipal Utility District, Wastewater System Series A, Rev., 5.00%, 6/1/2036	2,450	2,783
Orange County Water District Series A, Rev., 5.00%, 8/15/2034	650	756

		4,129

Total California		48,415

Colorado — 3.2%
Certificate of Participation/Lease — 1.1%
Adams County, Colorado Refunding and Improvement COP, 4.00%, 12/1/2040	2,815	2,879
Colorado Department of Transportation Headquarters Facilities COP, 5.00%, 6/15/2041	1,000	1,104

		3,983

Hospital — 0.6%
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	1,095	1,063

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Hospital — continued
Denver Health and Hospital Authority Series A, Rev., 5.25%, 12/1/2045	1,000	1,053

		2,116

Prerefunded — 1.5%
Colorado Water Resources and Power Development Authority, Water and Wastewater Utility Enterprise Project
Series A, Rev., AGC, 5.13%, 12/1/2018(b)	1,000	1,000
Series A, Rev., AGC, 5.25%, 12/1/2018(b)	1,000	1,000
State of Colorado, Building Excellent Schools Today Series G, COP, 5.00%, 3/15/2021(b)	2,000	2,127
University of Colorado, University Enterprise Series A, Rev., 5.38%, 6/1/2019(b)	1,500	1,526

		5,653

Total Colorado		11,752

Connecticut — 1.3%
Education — 0.6%
Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program
Series A, Rev., AMT, 5.00%, 11/15/2019	175	179
Series A, Rev., AMT, 5.00%, 11/15/2020	300	313
State of Connecticut, Health and Educational Facility Authority
Rev., 5.00%, 7/1/2034	725	789
Rev., 5.00%, 7/1/2036	450	485
Rev., 5.00%, 7/1/2039	490	524
University of Connecticut Series A, Rev., 5.00%, 2/15/2028	15	17

		2,307

General Obligation — 0.1%
State of Connecticut Series A, GO, 5.00%, 4/15/2029	150	168
Town of Cheshire GO, 4.00%, 8/1/2019	80	81

		249

Hospital — 0.3%
Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc. Series B, Rev., 5.00%, 12/1/2025	1,000	1,120

Housing — 0.3%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Subseries B-2, Rev., 4.00%, 11/15/2032	475	486
Subseries A-1, Rev., 4.00%, 11/15/2045	140	144
Subseries A-1, Rev., 4.00%, 11/15/2047	435	453

		1,083

Special Tax — 0.0%(c)
State of Connecticut Special Tax Transportation Infrastructure Purposes Series B, Rev., 5.00%, 10/1/2033	30	33

Total Connecticut		4,792

Delaware — 1.0%
Education — 0.3%
The Delaware Economic Development Authority, Newark Charter School, Inc. Project
Series A, Rev., 5.00%, 9/1/2036	500	538
Series A, Rev., 5.00%, 9/1/2046	500	523

		1,061

Hospital — 0.3%
Delaware State Health Facilities Authority, Bayhealth Medical Center Project Series A, Rev., 4.00%, 7/1/2043	1,275	1,276

Housing — 0.1%
Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	470	481

Industrial Development Revenue/Pollution Control Revenue — 0.3%
Delaware Economic Development Authority, Acts Retirement-Life Communities, Inc. Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	1,000	1,074

Total Delaware		3,892

District of Columbia — 2.9%
General Obligation — 1.1%
District of Columbia Series B, GO, NATL-RE, 6.00%, 6/1/2019	3,965	4,046

Prerefunded — 0.3%
District of Columbia Series A, Rev., 6.00%, 7/1/2023(b)	1,000	1,163

Transportation — 1.5%
Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2042	5,010	5,607

Total District of Columbia		10,816

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Florida — 1.0%
General Obligation — 0.7%
Hillsborough County, Parks and Recreation Program GO, NATL-RE, 5.25%, 7/1/2025	2,415	2,766

Hospital — 0.1%
Orange County Health Facilities Authority Series B, Rev., 4.00%, 10/1/2045	215	207

Housing — 0.0%(c)
Florida Housing Finance Corp., Homeowner Mortgage Series 1, Rev., 5.00%, 7/1/2041	15	15
Florida Housing Finance Corp., Homeowner Mortgage, Special Program Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 1/1/2029	120	122

		137

Other Revenue — 0.2%
Capital Trust Agency Inc., H-Bay Ministries, Inc., Superior Residences Project
Rev., 3.75%, 7/1/2023	200	201
Rev., 4.00%, 7/1/2028	375	364

		565

Total Florida		3,675

Georgia — 2.8%
Hospital — 1.3%
Dalton Development Authority, Hamilton Health Care System Rev., NATL-RE, 5.50%, 8/15/2026	3,380	3,733
Dalton Whitfield County Joint Development Authority, Hamilton Health Care System Series 2017, Rev., 4.00%, 8/15/2041	1,000	1,009

		4,742

Housing — 0.1%
Georgia Housing and Finance Authority, Single Family Mortgage Rev., 5.00%, 6/1/2029	20	21
Subseries A-1, Rev., 4.00%, 6/1/2044	235	242

		263

Utility — 1.4%
Main Street Natural Gas, Inc., Gas Supply Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 9/1/2023(e)	5,000	5,224

Total Georgia		10,229

Hawaii — 0.6%
General Obligation — 0.6%
City and County of Honolulu Series A, GO, 5.00%, 10/1/2037	1,970	2,207

Illinois — 4.6%
Education — 0.5%
Chicago Public Building Commission, Board of Education Series A, Rev., NATL-RE, 7.00%, 1/1/2020(b)	1,750	1,797

General Obligation — 1.5%
City of Chicago Series 2006A, GO, AGM, 4.75%, 1/1/2030	100	100
City of Rockford, Waterworks System Series B, GO, 4.00%, 12/15/2022(f)	105	110
Cook County Forest Preserve District, Limited Tax Project Series B, GO, 5.00%, 12/15/2037	295	307
State of Illinois
GO, 5.00%, 5/1/2024	205	215
Series D, GO, 5.00%, 11/1/2024	325	342
GO, 5.50%, 7/1/2038	3,000	3,158
Village of Bolingbrook Series A, GO, AGM, 5.00%, 1/1/2033	1,000	1,112
Will County School District No. 86 Joliet Series A, GO, 4.00%, 3/1/2024	220	231

		5,575

Hospital — 0.3%
Illinois Finance Authority, Healthcare Enterprises, Inc.
Series C, Rev., 5.00%, 3/1/2033	305	336
Series C, Rev., 5.00%, 3/1/2034	205	225
Illinois Finance Authority, Presence Health Network Series C, Rev., 4.00%, 2/15/2041	475	471

		1,032

Other Revenue — 1.7%
City of Chicago, Tax Increment, Pilsen Redevelopment Project Series A, Rev., 5.00%, 6/1/2019	410	415

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Other Revenue — continued
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/2021	200	214
Sales Tax Securitization Corp.
Series C, Rev., 5.00%, 1/1/2026	3,500	3,929
Series C, Rev., 5.25%, 1/1/2043	1,500	1,658

		6,216

Prerefunded — 0.3%
City of Chicago, O’Hare International Airport, Third Lien Series A, Rev., 5.75%, 1/1/2021(b)	1,260	1,354

Transportation — 0.3%
City of Chicago, O’Hare International Airport, Third Lien Series A, Rev., 5.75%, 1/1/2039	240	257
Regional Transportation Authority Series D, Rev., NATL-RE, 7.75%, 6/1/2019	925	951

		1,208

Total Illinois		17,182

Indiana — 1.2%
Hospital — 0.0%(c)
Indiana Finance Authority, Parkview Health Series A, Rev., 4.00%, 11/1/2048	50	49
Indiana Health and Educational Facilities Financing Authority, Ascension Senior Credit Group Series 2006 B-1, Rev., 4.00%, 11/15/2046	15	15

		64

Prerefunded — 1.2%
Indiana Finance Authority, State Revolving Fund Program Series A, Rev., 5.00%, 2/1/2022(b)	4,000	4,356

Total Indiana		4,420

Iowa — 0.2%
Housing — 0.2%
Iowa Finance Authority Single Family Mortgage-Backed Securities Program
Series 2, Rev., GNMA/FNMA/FHLMC, 4.50%, 7/1/2028	105	107
Series 1, Rev., GNMA/FNMA/FHLMC, 4.50%, 1/1/2029	20	20
Series D, Rev., GNMA/FNMA/FHLMC COLL, 3.50%, 7/1/2046	645	661

Total Iowa		788

Kansas — 0.3%
General Obligation — 0.3%
Wyandotte County Unified School District No. 203 Series A, GO, 4.00%, 9/1/2048	1,000	1,006

Kentucky — 0.6%
Education — 0.1%
Kentucky Higher Education Student Loan Corp. Series A, Rev., AMT, 5.00%, 6/1/2019	460	465

Hospital — 0.5%
City of Ashland, Kings Daughters Medical Center Rev., 4.00%, 2/1/2036	1,750	1,692

Housing — 0.0%(c)
Kentucky Housing Corp. Series A, Rev., 5.00%, 1/1/2028	50	52

Total Kentucky		2,209

Louisiana — 0.6%
Hospital — 0.3%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2047	1,055	1,129

Other Revenue — 0.3%
Tobacco Settlement Financing Corp., Asset-Backed Series A, Rev., 5.25%, 5/15/2035	1,000	1,045

Utility — 0.0%(c)
State of Louisiana, Gas and Fuels Tax Series A-1, Rev., 5.00%, 5/1/2020	45	47

Total Louisiana		2,221

Maine — 1.7%
Housing — 0.1%
Maine State Housing Authority Series A, Rev., 4.00%, 11/15/2045	510	528

Other Revenue — 0.0%(c)
Maine Municipal Bond Bank Series E, Rev., 4.00%, 11/1/2021	100	105

Prerefunded — 1.6%
Maine Turnpike Authority Rev., 6.00%, 7/1/2019(b)	5,675	5,808

Total Maine		6,441

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Maryland — 0.1%
Hospital — 0.0%(c)
Maryland Health and Higher Educational Facilities Authority, Broadmead Issue Series A, Rev., 5.00%, 7/1/2023	115	126

Housing — 0.1%
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series A, Rev., 4.00%, 1/1/2031	325	335

Total Maryland		461

Massachusetts — 2.6%
Education — 0.3%
Massachusetts Development Finance Agency, Emerson College
Rev., 5.00%, 1/1/2036	825	890
Rev., 5.00%, 1/1/2037	315	339

		1,229

General Obligation — 1.0%
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series J, GO, 4.00%, 12/1/2039	3,690	3,807

Housing — 0.6%
Massachusetts Housing Finance Agency, Single Family Housing
Series 177, Rev., AMT, 4.00%, 6/1/2039	595	612
Series 167, Rev., 4.00%, 12/1/2043	445	457
Series 169, Rev., 4.00%, 12/1/2044	990	1,017

		2,086

Transportation — 0.7%
Commonwealth of Massachusetts Transportation Fund, Rail Enhancement and Accelerated Bridge Programs Series B, Rev., 4.00%, 6/1/2046	2,480	2,493

Total Massachusetts		9,615

Michigan — 0.5%
Housing — 0.1%
Michigan State Housing Development Authority, Single-Family Mortgage Series A, Rev., 4.00%, 6/1/2046	150	155

Transportation — 0.4%
State of Michigan, Trunk Line Rev., 5.00%, 11/15/2036	1,500	1,610

Total Michigan		1,765

Minnesota — 2.5%
Education — 0.5%
Minnesota Higher Education Facilities Authority, Carleton College
Rev., 4.00%, 3/1/2032	1,000	1,070
Rev., 4.00%, 3/1/2033	500	532

		1,602

General Obligation — 0.6%
Aurora Independent School District No. 2711, School Building, Capital Appreciation
Series B, GO, Zero Coupon, 2/1/2026	200	161
Series B, GO, Zero Coupon, 2/1/2027	400	310
Series B, GO, Zero Coupon, 2/1/2028	225	167
Series B, GO, Zero Coupon, 2/1/2029	1,560	1,106
Series B, GO, Zero Coupon, 2/1/2030	880	595

		2,339

Hospital — 0.8%
City of Minneapolis, Health Care System, Fairview Health Services Series A, Rev., 4.00%, 11/15/2048	3,000	2,935

Housing — 0.6%
Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2035	115	118
Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs
Series A, Rev., GNMA COLL, 4.50%, 12/1/2026	95	96
Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	20	20
Series A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	110	112
Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program
Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 1/1/2031	40	41
Series D, Rev., GNMA/FNMA/FHLMC, 4.50%, 7/1/2034	40	41

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Housing — continued
Series E, Rev., GNMA/FNMA/FHLMC, 4.00%, 1/1/2035	90	91
Minnesota Housing Finance Agency, Residential Housing Finance
Series A, Rev., 4.00%, 7/1/2038	305	314
Series D, Rev., GNMA/FNMA/FHLMC, 4.00%, 7/1/2040	145	148
Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 1/1/2045	820	846
Series B, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	440	457

		2,284

Total Minnesota		9,160

Mississippi — 0.3%
Water & Sewer — 0.3%
Mississippi Development Bank, Water and Sewer System Project, Special Obligation Rev., AGM, 6.88%, 12/1/2040	1,000	1,166

Missouri — 0.9%
Education — 0.6%
Missouri State Health and Educational Facilities Authority, Health Facilities, SSM Health Series A, Rev., 4.00%, 6/1/2048	2,160	2,133

Housing — 0.3%
Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program
Series B, Rev., GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	485	496
Series B-2, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/1/2045	640	666
Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program
Series E-3, Rev., GNMA/FNMA/FHLMC, 4.63%, 5/1/2028	20	21
Series E-4, Rev., GNMA/FNMA/FHLMC, 4.25%, 11/1/2030	45	46

		1,229

Industrial Development Revenue/Pollution Control Revenue — 0.0%(c)
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series B, Rev., 5.00%, 7/1/2025	35	37

Total Missouri		3,399

Montana — 0.2%
Housing — 0.1%
Montana Board of Housing, Single Family Homeownership
Series B2, Rev., AMT, 5.00%, 12/1/2027	240	248
Series A-2, Rev., AMT, 4.00%, 12/1/2038	145	149

		397

Prerefunded — 0.1%
City of Helena COP, 5.00%, 1/1/2019(b)	400	401

Total Montana		798

Nebraska — 0.1%
Utility — 0.1%
Public Power Generation Agency, Whelan Energy Center Unit 2
Series A, Rev., 5.00%, 1/1/2026	100	112
Series A, Rev., 5.00%, 1/1/2034	185	205

Total Nebraska		317

Nevada — 0.7%
Transportation — 0.1%
City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Rev., AGM, 4.00%, 6/1/2048	375	359
Utility — 0.6%
Las Vegas Convention and Visitors Authority, Convention Center Expansion Series B, Rev., 4.00%, 7/1/2049	2,500	2,437

Total Nevada		2,796

New Hampshire — 0.0%(c)
Housing — 0.0%(c)
New Hampshire Housing Finance Authority, Single Family Mortgage
Series C, Rev., 4.00%, 1/1/2028	120	121
Series A, Rev., 5.25%, 7/1/2028	40	41

Total New Hampshire		162

New Jersey — 5.0%
Housing — 0.3%
New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series A, Rev., 4.50%, 10/1/2048	985	1,052

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Industrial Development Revenue/Pollution Control Revenue — 0.9%
New Jersey Economic Development Authority, Biomedical Research Facilities Series A, Rev., 5.00%, 7/15/2027	240	264
New Jersey Economic Development Authority, School Facilities Construction Series NN, Rev., 5.00%, 3/1/2024	150	161
New Jersey Economic Development Authority, State House Project Series B, Rev., 4.13%, 6/15/2039	2,800	2,808

		3,233

Other Revenue — 1.0%
Tobacco Settlement Financing Corp.
Series A, Rev., 4.00%, 6/1/2037	1,000	957
Series A, Rev., 5.00%, 6/1/2046	1,000	1,027
Series A, Rev., 5.25%, 6/1/2046	1,500	1,578

		3,562

Transportation — 2.8%
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems Series A, Rev., Zero Coupon, 12/15/2036	10,355	4,345
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A-1, Rev., 5.00%, 6/15/2027	2,670	2,987
Rev., 5.00%, 6/15/2031	3,000	3,281

		10,613

Total New Jersey		18,460

New Mexico — 0.3%
Housing — 0.3%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Series A, Class I, Rev., GNMA/FNMA/FHLMC, 5.00%, 9/1/2030	35	36
Series A, Class I, Rev., GNMA/FNMA/FHLMC, 4.25%, 3/1/2043	220	225
Series B-1, Rev., GNMA/FNMA/FHLMC, 3.75%, 9/1/2048	630	654

		915

Transportation — 0.0%(c)
New Mexico Finance Authority, State Transportation, Senior Lien Series B, Rev., 5.00%, 6/15/2024	100	104

Total New Mexico		1,019

New York — 8.1%
General Obligation — 0.4%
Town of Orangetown Rockland County, Sparkill-Palisades Fire District
GO, AGM, 4.00%, 11/15/2040	295	302
GO, AGM, 4.00%, 11/15/2041	305	312
GO, AGM, 4.00%, 11/15/2042	315	322
GO, AGM, 4.00%, 11/15/2043	325	331

		1,267

Housing — 0.1%
New York Mortgage Agency, Homeowner Mortgage Series 197, Rev., 3.50%, 10/1/2044	420	431

Other Revenue — 2.3%
New York City Transitional Finance Authority Series C, Rev., 5.00%, 11/1/2021	170	180
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series A, Subseries A-1, Rev., 5.00%, 8/1/2040	5,000	5,652
New York Convention Center Development Corp., Subordinated Lien Hotel Unit fee
Series B, Rev., Zero Coupon, 11/15/2055	4,970	962
Series B, Rev., Zero Coupon, 11/15/2056	6,500	1,194
TSASC, Inc., Tobacco Settlement Series B, Rev., 5.00%, 6/1/2020	500	513

		8,501

Prerefunded — 0.0%(c)
Metropolitan Transportation Authority Series H, Rev., 5.00%, 11/15/2022(b)	65	72

Special Tax — 0.0%(c)
New York State Dormitory Authority, Unrefunded Balance Series A, Rev., 4.00%, 2/15/2019	100	100

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Transportation — 3.2%
Metropolitan Transportation Authority Series D, Rev., 5.00%, 11/15/2031	400	449
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 1/1/2036	1,500	1,468
Rev., AMT, 5.00%, 1/1/2036	1,125	1,217
Port Authority of New York and New Jersey, Consolidated, 93rd Series Rev., 6.13%, 6/1/2094	7,495	8,841

		11,975

Utility — 1.3%
Utility Debt Securitization Authority Series TE, Rev., 5.00%, 12/15/2041	4,250	4,640

Water & Sewer — 0.8%
Erie County Water Authority Rev., 4.00%, 12/1/2038	1,000	1,030
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects—Second Resolution Series A, Rev., 5.00%, 6/15/2037	1,750	2,004

		3,034

Total New York		30,020

North Carolina — 1.0%
Education — 0.8%
North Carolina Capital Facilities Finance Agency, Meredith College
Rev., 5.00%, 6/1/2027	1,060	1,194
Rev., 5.00%, 6/1/2028	905	1,012
Rev., 5.00%, 6/1/2029	350	390
Rev., 5.00%, 6/1/2030	450	499

		3,095

Housing — 0.2%
North Carolina Housing Finance Agency, Homeownership
Series 2, Rev., 4.25%, 1/1/2028	55	56
Series 1, Rev., 4.50%, 7/1/2028	110	112
Series A, Rev., AMT, 3.50%, 7/1/2039	405	412

		580

Other Revenue — 0.0%(c)
City of Raleigh Series A, Rev., 4.00%, 10/1/2022	30	32

Total North Carolina		3,707

North Dakota — 0.3%
Housing — 0.3%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series B, Rev., 5.00%, 1/1/2019	5	5
Series B, Rev., 4.50%, 1/1/2028	140	144
Series D, Rev., 4.25%, 7/1/2028	110	112
Series A, Rev., 4.00%, 7/1/2034	320	329
Series D, Rev., 3.50%, 7/1/2046	480	491

Total North Dakota		1,081

Ohio — 1.9%
Education — 0.0%(c)
Miami University, A State University of Ohio Rev., 5.00%, 9/1/2029	25	29

General Obligation — 1.1%
County of Union, Memorial Hospital GO, 4.00%, 12/1/2041	1,825	1,837
Greenville City School District, School Improvement
GO, 5.25%, 1/1/2038	1,000	1,082
GO, 5.25%, 1/1/2041	1,000	1,079
State of Ohio, Higher Education Series B, GO, 5.00%, 8/1/2023	110	121

		4,119

Hospital — 0.3%
County of Warren, Otterbein Homes Obligated Group, Healthcare Facilities Series A, Rev., 5.50%, 7/1/2039	1,000	1,089

Housing — 0.1%
Ohio Housing Finance Agency, Single Family Mortgage
Series 1, Rev., GNMA/FNMA/FHLMC, 4.80%, 11/1/2028	35	36
Series 1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/1/2028	25	25
Series 3, Rev., GNMA/FNMA/FHLMC, 4.50%, 11/1/2029	100	103

		164

Prerefunded — 0.4%
County of Richland, Correctional Facilities Improvement GO, AGC, 5.88%, 12/1/2018(b)	500	500

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Prerefunded — continued
GO, AGC, 6.00%, 12/1/2018(b)	400	400
GO, AGC, 6.13%, 12/1/2018(b)	650	650

		1,550

Total Ohio		6,951

Oklahoma — 1.3%
Hospital — 0.2%
Oklahoma Development Finance Authority, Health System, Ou Medicine Project Series B, Rev., AGM, 4.00%, 8/15/2048	700	694

Housing — 0.0%(c)
Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program
Series B, Rev., GNMA COLL, 4.50%, 9/1/2027	60	62
Series A, Rev., GNMA COLL, 4.75%, 3/1/2028	45	46

		108

Other Revenue — 0.0%(c)
Grand River Dam Authority Series A, Rev., 4.00%, 6/1/2022	10	11

Prerefunded — 0.6%
Oklahoma City Water Utilities Trust, Water and Sewer System Series A, Rev., 5.00%, 7/1/2019(b)	2,000	2,034

Transportation — 0.5%
Oklahoma Turnpike Authority, Turnpike System, Second Senior Series A, Rev., 5.00%, 1/1/2037	1,665	1,863

Total Oklahoma		4,710

Oregon — 0.1%
Utility — 0.1%
City of Eugene, Electric Utility System Series A, Rev., 4.00%, 8/1/2031	325	346

Pennsylvania — 9.4%
Certificate of Participation/Lease — 0.3%
Commonwealth of Pennsylvania, Certificates of Participation Series A, COP, 4.00%, 7/1/2046	1,200	1,204

General Obligation — 0.8%
City of Pittsburgh GO, 4.00%, 9/1/2031	1,155	1,200
Commonwealth of Pennsylvania Series 2004, GO, AGM, 5.38%, 7/1/2020	150	157
The School Board of Philadelphia County
Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,250
Upper Merion Area School District GO, 5.00%, 1/15/2036	250	281

		2,888

Hospital — 3.8%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Rev., 4.00%, 4/1/2044	2,000	1,915
Berks County Industrial Development Authority, Tower Health Project Rev., 5.00%, 11/1/2037	430	469
DuBois Hospital Authority, Penn Highlands Healthcare Rev., 4.00%, 7/15/2048	1,200	1,152
Lancaster County Hospital Authority, Health Center, Masonic Villages Project
Rev., 5.00%, 11/1/2036	510	557
Rev., 5.00%, 11/1/2037	250	272
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Rev., 4.00%, 9/1/2038	3,725	3,753
Series 2018-A, Rev., 4.00%, 9/1/2043	3,740	3,738
West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project
Rev., 3.00%, 12/15/2023	550	547
Rev., 4.00%, 12/15/2028	1,000	1,009
Rev., 5.00%, 12/15/2038	750	803

		14,215

Housing — 0.4%
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 112, Rev., 5.00%, 4/1/2028	55	57
Series 118A, Rev., AMT, 3.50%, 4/1/2040	945	960
Series 122, Rev., 4.00%, 10/1/2046	490	510

		1,527

Industrial Development Revenue/Pollution Control Revenue — 0.9%
Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group Rev., 5.00%, 11/15/2025	500	537
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Rev., 2.80%, 12/1/2021(e)	2,950	2,949

		3,486

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Other Revenue — 2.7%
Commonwealth Financing Authority, Tobacco Master Settlement Payment Series 2018, Rev., AGM, 4.00%, 6/1/2039	9,950	9,881

Water & Sewer — 0.5%
Erie City Water Authority Series A, Rev., AGM, 5.00%, 12/1/2043	1,500	1,669

Total Pennsylvania		34,870

Rhode Island — 0.1%
Education — 0.1%
Rhode Island Student Loan Authority, Senior Series A, Rev., AMT, 5.00%, 12/1/2020	300	313

South Carolina — 5.4%
Housing — 0.1%
South Carolina State Housing Finance and Development Authority Series A, Rev., 4.00%, 1/1/2047	365	379

Prerefunded — 2.6%
Laurens County School District No. 056 GO, AGC, SCSDE, 6.13%, 3/1/2019(b)	9,515	9,612

Transportation — 0.3%
South Carolina State Ports Authority Rev., AMT, 4.00%, 7/1/2040	1,095	1,080

Utility — 2.4%
Piedmont Municipal Power Agency, Electric Rev., FGIC, 6.75%, 1/1/2020(b)	3,900	4,097
Piedmont Municipal Power Agency, Electric, Unrefunded Balance Rev., NATL-RE, 6.75%, 1/1/2020	4,615	4,836

		8,933

Total South Carolina		20,004

South Dakota — 0.3%
Housing — 0.3%
South Dakota Housing Development Authority, Homeownership Mortgage
Series D, Rev., AMT, 4.00%, 11/1/2029	370	378
Series A, Rev., AMT, 4.50%, 5/1/2031	70	72
Series D, Rev., 4.00%, 11/1/2045	505	522
South Dakota Housing Development Authority, Single Family Mortgage Series 2, Rev., 4.25%, 5/1/2032	140	143

Total South Dakota		1,115

Tennessee — 3.5%
General Obligation — 1.3%
City of Cleveland
Series B, GO, 5.00%, 6/1/2022	205	225
Series B, GO, 5.00%, 6/1/2027	245	290
Series B, GO, 5.00%, 6/1/2028	260	311
Series B, GO, 5.00%, 6/1/2030	285	337
Series B, GO, 4.00%, 6/1/2031	300	323
Series B, GO, 4.00%, 6/1/2032	310	331
Series B, GO, 4.00%, 6/1/2038	395	407
Series B, GO, 4.00%, 6/1/2039	410	422
City of Oak Ridge
GO, 4.00%, 6/1/2037(f)	695	719
GO, 4.00%, 6/1/2038(f)	720	742
GO, 4.00%, 6/1/2039(f)	750	770

		4,877

Hospital — 1.0%
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group Rev., 4.00%, 7/1/2040	4,000	3,857

Housing — 0.1%
Tennessee Housing Development Agency, Homeownership Program
Series A, Rev., AMT, 4.50%, 7/1/2031	110	113
Series 1A, Rev., AMT, 4.50%, 1/1/2038	105	108
Tennessee Housing Development Agency, Housing Finance Program Series A, Rev., 4.50%, 1/1/2028	45	46

		267

Utility — 1.1%
Tennessee Energy Acquisition Corp., Gas Project Rev., 4.00%, 11/1/2025(e)	4,000	4,178

Total Tennessee		13,179

Texas — 5.3%
Education — 1.5%
Clifton Higher Education Finance Corp., Idea Public Schools Series B, Rev., 4.00%, 8/15/2023	500	525

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Education — continued
Series B, Rev., 5.00%, 8/15/2024	345	382
Series B, Rev., 5.00%, 8/15/2025	460	514
Rev., 6.00%, 8/15/2033	1,250	1,403
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Hospital Rev., 5.50%, 9/1/2043	2,300	2,518
University of Texas System Series A, Rev., 5.00%, 7/1/2031	210	239

		5,581

General Obligation — 0.5%
City of Carrollton GO, 5.00%, 8/15/2026	535	546
City of Mission GO, AGM, 5.00%, 2/15/2031	575	650
County of Collin, Wylie Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 8/15/2020	135	130
El Paso County Hospital District GO, AGM-CR, 5.00%, 8/15/2023	510	555

		1,881

Hospital — 0.1%
Harris County Health Facilities Development Corp., Children’s Hospital Project Rev., 5.50%, 10/1/2019(b)	485	497

Housing — 0.1%
Texas Department of Housing and Community Affairs, Residential Mortgage Series B, Rev., GNMA COLL, 4.25%, 1/1/2034	230	236

Prerefunded — 1.5%
Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System Series B, Rev., 7.25%, 12/1/2018(b)	3,500	3,500
North Texas Tollway Authority, Special Projects System Series A, Rev., 6.00%, 9/1/2021(b)	2,000	2,205

		5,705

Transportation — 0.6%
Dallas-Fort Worth International Airport, Joint Improvement Series A, Rev., 5.00%, 11/1/2042	1,965	2,050
North Texas Tollway Authority System, Second Tier Rev., 4.00%, 1/1/2038	200	202

		2,252

Utility — 0.1%
City of San Antonio, Electric and Gas Systems Rev., 5.00%, 2/1/2032	35	40
City of San Antonio, Electric and Gas Systems, Junior Lien Rev., 5.00%, 2/1/2031	230	264

		304

Water & Sewer — 0.9%
City of Houston, Water and Sewer System, Junior Lien Series A, Rev., AGM, 5.75%, 12/1/2032(b)	2,500	3,313

Total Texas		19,769

Vermont — 1.4%
Education — 1.1%
Vermont Student Assistance Corp., Education Loan
Series B, Class A-1, Rev., (ICE LIBOR USD 3 Month + 1.50%), 4.25%, 1/2/2019(g)	8	8
Series A, Rev., AMT, 5.00%, 6/15/2022	725	773
Series A, Rev., AMT, 3.63%, 6/15/2029	1,000	977
Series A, Rev., AMT, 3.75%, 6/15/2030	1,400	1,371
Series A, Rev., AMT, 4.00%, 6/15/2031	500	499
Series A, Rev., AMT, 4.00%, 6/15/2032	200	199
Series A, Rev., AMT, 4.00%, 6/15/2033	250	247
Series A, Rev., AMT, 4.00%, 6/15/2034	200	197

		4,271

Housing — 0.3%
Vermont Housing Finance Agency, Mortgage-Backed Securities Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 2/1/2026	120	123
Vermont Housing Finance Agency, Multiple Purpose
Series B, Rev., AMT, 4.13%, 11/1/2042	490	498
Series A, Rev., AMT, 4.00%, 11/1/2046	320	332

		953

Total Vermont		5,224

Virginia — 1.4%
Hospital — 1.2%
Norfolk Economic Development Authority, Sentara Healthcare Series B, Rev., 4.00%, 11/1/2048	4,375	4,298

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MUNICIPAL BONDS — continued
Other Revenue — 0.0%(c)
Virginia Resources Authority, Infrastructure and State Moral Obligation
Series B, Rev., 5.00%, 11/1/2023	90		97
Series B, Rev., 5.00%, 11/1/2026	50		54

			151

Prerefunded — 0.0%(c)
Virginia Resources Authority, Infrastructure and State Moral Obligation Series B, Rev., 5.00%, 11/1/2021(b)	185		200

Transportation — 0.2%
Capital Region Airport Commission (Richmond International Airport)
Series A, Rev., 4.00%, 7/1/2035	350		359
Series A, Rev., 4.00%, 7/1/2036	320		328

			687

Total Virginia			5,336

Washington — 1.2%
Education — 0.9%
Western Washington University, Housing and Dining System, Junior Lien Series A, Rev., AMBAC, 5.50%, 10/1/2022	2,985		3,211

General Obligation — 0.0%(c)
State of Washington, Various Purpose Series D, GO, 5.00%, 2/1/2020	100		103

Housing — 0.2%
Washington Housing Finance Commission, Single-Family Program Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	370		376
Washington State Housing Finance Commission, Homeownership Program Series B, Rev., GNMA/FNMA/FHLMC, 4.25%, 10/1/2032	295		301

			677

Utility — 0.1%
Chelan County Public Utility District No.1 Series A, Rev., AMT, 5.50%, 7/1/2026	350		378

Water & Sewer — 0.0%(c)
County of King, Sewer Series C, Rev., 5.00%, 1/1/2023	40		44

Total Washington			4,413

West Virginia — 0.3%
Education — 0.3%
West Virginia Hospital Finance Authority, University Health System Rev., 4.00%, 6/1/2051	1,000		942

Wisconsin — 2.4%
Education — 1.6%
Public Finance Authority, Central District Development Project Rev., 5.00%, 3/1/2027	280		317
Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. Rev., 4.00%, 8/15/2047	4,800		4,735
Wisconsin Health and Educational Facilities Authority, St. John’s Communities, Inc. Project Series A, Rev., 5.00%, 9/15/2040	665		675

			5,727

Housing — 0.8%
Wisconsin Housing and Economic Development Authority, Home Ownership
Series B, Rev., 4.00%, 3/1/2048	1,000		1,041
Series C, Rev., FNMA COLL, 4.00%, 3/1/2048	1,905		1,989

			3,030

Total Wisconsin			8,757

Wyoming — 0.0%(c)
Housing — 0.0%(c)
Wyoming Community Development Authority Housing Series 1, Rev., AMT, 4.00%, 6/1/2032	30		30

TOTAL MUNICIPAL BONDS (Cost $342,791)			350,589

	No. of Warrants (000)
WARRANTS — 0.0%(c)
Road & Rail — 0.0%(c)
Jack Cooper Enterprises, Inc. expiring 10/29/2027, price 1.00*‡ (Cost $ — )	—	(h)	—

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 7.8%
INVESTMENT COMPANIES — 7.8%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.60%(i)(j)(Cost $28,859)	28,859	28,859

Total Investments — 102.2% (Cost $371,650)		379,448
Liabilities in Excess of Other Assets — (2.2%)		(8,050)

Net Assets — 100.0%		371,398

Percentages indicated are based on net assets.

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
USD	United States Dollar
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Amount rounds to less than 0.1% of net assets.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2018.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2018.
(h)	Amount rounds to less than one thousand.
(i)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of November 30, 2018.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of November 30, 2018 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note	(52)	03/2019	USD	(6,215)	(26)

					(26)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$28,859	$350,589	$—	$379,448

Depreciation in Other Financial Instruments
Futures Contracts	$(26)	$—	$—	$(26)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2018.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

Investments(a)	Principal Amount ($000)	Value ($000)
REPURCHASE AGREEMENTS - 45.2%
Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 2.29% - 2.30%, dated 11/30/2018, due 12/3/2018, repurchase price $3,825,395. [1]	3,824,664	3,824,664
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 2.29%, dated 11/30/2018, due 12/3/2018, repurchase price $650,201. [2]	650,077	650,077
Bank of America Corp., 2.29%, dated 11/30/2018, due 12/3/2018, repurchase price $750,143, collateralized by GNMA, 3.50% - 4.00%, due 8/20/2041 - 1/20/2047, with a value of $765,000.	750,000	750,000
Bank of Montreal, 2.28%, dated 11/30/2018, due 12/3/2018, repurchase price $600,114, collateralized by FHLMC, 3.89% - 4.10%, due 10/1/2041 - 9/1/2048, FNMA, 2.78% - 5.00%, due 8/1/2035 - 11/1/2048, and GNMA, 3.00%, due 1/20/2046 - 4/20/2046, with a value of $612,116.	600,000	600,000
Bank of Montreal, 2.40%, dated 11/30/2018, due 12/7/2018, repurchase price $1,000,467, collateralized by U.S. Treasury Securities, 0.00% - 3.75%, due 12/6/2018 - 2/15/2048, with a value of $1,025,780.	1,000,000	1,000,000
Bank of Nova Scotia (The), 2.29%, dated 11/30/2018, due 12/3/2018, repurchase price $1,250,239, collateralized by FHLMC, 2.50% - 5.00%, due 5/1/2026 - 10/1/2048, FNMA, 2.50% - 5.50%, due 2/1/2024 - 8/1/2048, and GNMA, 3.00% - 4.50%, due 11/20/2043 - 4/20/2048, with a value of $1,275,000.	1,250,000	1,250,000
BMO Capital Markets Corp., 2.28%, dated 11/30/2018, due 12/3/2018, repurchase price $700,133, collateralized by FHLB, 3.25%, due 11/16/2028, FHLMC, 2.50% - 6.50%, due 3/15/2019 - 11/1/2048, FNMA, 0.00% - 6.50%, due 12/25/2019 - 10/1/2056 and GNMA, 0.00% - 5.64%, due 2/20/2030 - 11/20/2068, with a value of $718,859.	700,000	700,000
BNP Paribas SA, 2.22%, dated 11/30/2018, due 12/6/2018, repurchase price $2,000,740, collateralized by FHLMC, 2.50% - 7.50%, due 5/1/2020 - 10/15/2048, FNMA, 2.00% - 9.00%, due 12/25/2018 - 4/1/2053, GNMA, 2.00% - 6.00%, due 9/15/2024 - 11/20/2048 and U.S. Treasury Securities, 0.00% - 3.13%, due 2/15/2019 - 8/15/2044, with a value of $2,042,499.	2,000,000	2,000,000
BNP Paribas SA, 2.23%, dated 11/30/2018, due 12/6/2018, repurchase price $500,186, collateralized by U.S. Treasury Securities, 0.00% - 8.13%, due 3/15/2019 - 2/15/2048, with a value of $511,074.	500,000	500,000
BNP Paribas SA, 2.23%, dated 11/30/2018, due 12/7/2018, repurchase price $1,000,434, collateralized by FHLMC, 2.00% - 7.50%, due 12/1/2019 - 11/15/2048, FNMA, 2.43% - 7.00%, due 9/1/2020 - 4/1/2053, GNMA, 2.00% - 6.50%, due 7/20/2022 - 10/20/2048 and U.S. Treasury Securities, 0.00% - 1.50%, due 12/6/2018 - 8/15/2047, with a value of $1,024,950.	1,000,000	1,000,000
BNP Paribas SA, 2.23%, dated 11/30/2018, due 12/7/2018, repurchase price $1,000,434, collateralized by FHLMC, 2.50% - 7.00%, due 1/1/2028 - 11/15/2048, FNMA, 2.48% - 7.00%, due 9/1/2022 - 4/1/2053, and GNMA, 2.00% - 6.50%, due 10/15/2023 - 10/20/2048, with a value of $1,024,505.	1,000,000	1,000,000
BNP Paribas SA, 2.23%, dated 11/30/2018, due 12/7/2018, repurchase price $500,217, collateralized by FHLB, 3.74% - 4.00%, due 9/1/2028 - 4/9/2031, FHLMC, 2.50% - 7.00%, due 12/1/2021 - 11/1/2048, FNMA, 2.46% - 6.25%, due 1/1/2020 - 10/1/2048 and GNMA, 2.75% - 7.00%, due 8/15/2029 - 9/20/2048, with a value of $512,509.	500,000	500,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
REPURCHASE AGREEMENTS — continued
BNP Paribas SA, 2.40%, dated 11/30/2018, due 12/7/2018, repurchase price $2,000,933, collateralized by FFCB, 3.37%, due 5/1/2035, FHLMC, 2.58% - 7.00%, due 3/1/2022 - 11/1/2048, FNMA, 2.58% - 7.00%, due 3/1/2019 - 9/1/2057, GNMA, 2.00% - 6.00%, due 11/15/2023 - 11/20/2048, and U.S. Treasury Securities, 1.00% - 4.75%, due 9/30/2019 - 11/15/2042, with a value of $2,051,045.	2,000,000	2,000,000
Credit Agricole Corporate and Investment Bank, 2.27%, dated 11/30/2018, due 12/3/2018, repurchase price $344,065, collateralized by U.S. Treasury Securities, 1.38% - 5.38%, due 4/30/2020 - 2/15/2031, with a value of $350,880.	344,000	344,000
Credit Suisse AG, 2.26%, dated 11/30/2018, due 12/3/2018, repurchase price $3,000,565, collateralized by U.S. Treasury Securities, 0.00% - 5.00%, due 12/26/2018 - 8/15/2048, with a value of $3,060,576.	3,000,000	3,000,000
Daiwa Capital Markets, Inc., 2.30%, dated 11/30/2018, due 12/3/2018, repurchase price $2,500,479, collateralized by FFCB, 2.07% - 3.64%, due 8/27/2020 - 8/24/2026, FHLMC, 2.01% - 6.00%, due 2/1/2033 - 11/1/2048, FNMA, 1.20% - 6.00%, due 4/1/2019 - 12/1/2048, GNMA, 2.49% - 6.50%, due 7/20/2033 - 10/20/2068, and U.S. Treasury Securities, 0.00% - 5.38%, due 1/10/2019 - 2/15/2031, with a value of $2,553,490.	2,500,000	2,500,000
Daiwa Capital Markets, Inc., 2.23%, dated 11/30/2018, due 12/4/2018, repurchase price $1,500,372, collateralized by FHLMC, 2.43% - 5.00%, due 5/1/2019 - 10/1/2048, FNMA, 2.37% - 9.75%, due 7/1/2019 - 11/1/2048, GNMA, 2.58% - 5.50%, due 7/20/2033 - 4/20/2065 and U.S. Treasury Securities, 0.00% - 2.50%, due 5/31/2020 - 5/15/2023, with a value of $1,532,401.	1,500,000	1,500,000
Deutsche Bank Securities, Inc., 2.28%, dated 11/30/2018, due 12/3/2018, repurchase price $1,998,137, collateralized by U.S. Treasury Securities, 0.13% - 3.88%, due 4/15/2019 - 2/15/2044, with a value of $2,037,712.	1,997,757	1,997,757
Fixed Income Clearing Corp., 2.28%, dated 11/30/2018, due 12/3/2018, repurchase price $5,501,045, collateralized by U.S. Treasury Securities, 1.13% - 3.63%, due 2/15/2020 - 5/31/2025, with a value of $5,610,000.	5,500,000	5,500,000
Fixed Income Clearing Corp., 2.28%, dated 11/30/2018, due 12/3/2018, repurchase price $7,401,406, collateralized by U.S. Treasury Securities, 0.13% - 2.75%, due 4/15/2020 - 5/15/2025, with a value of $7,548,000.	7,400,000	7,400,000
HSBC Securities USA, Inc., 2.22%, dated 11/30/2018, due 12/6/2018, repurchase price $500,185, collateralized by FHLMC, 2.90% - 8.00%, due 5/1/2022 - 12/1/2047, and FNMA, 2.66% - 6.00%, due 12/1/2022 - 11/1/2048, with a value of $510,220.	500,000	500,000
Mitsubishi UFJ Trust & Banking Corp., 2.27%, dated 11/30/2018, due 12/3/2018, repurchase price $500,095, collateralized by GNMA, 3.00% - 4.50%, due 8/20/2041 - 8/20/2046, with a value of $510,032.	500,000	500,000
Mitsubishi UFJ Trust & Banking Corp., 2.21%, dated 11/30/2018, due 12/4/2018, repurchase price $1,900,467, collateralized by U.S. Treasury Securities, 1.63% - 2.25%, due 8/31/2022 - 2/15/2027, with a value of $1,938,476.	1,900,000	1,900,000
Natixis SA, 2.27%, dated 11/30/2018, due 12/3/2018, repurchase price $2,500,473, collateralized by U.S. Treasury Securities, 0.00% - 3.13%, due 1/10/2019 - 5/15/2048, with a value of $2,550,482.	2,500,000	2,500,000
Natixis SA, 2.29%, dated 11/30/2018, due 12/3/2018, repurchase price $1,000,191, collateralized by FFCB, 3.00% - 3.99%, due 9/13/2029 - 4/5/2038, FHLB, 2.63% - 5.63%, due 9/1/2028 - 4/30/2038, FHLMC, 0.00% - 6.00%, due 3/27/2019 - 11/1/2048, FNMA, 0.00% - 6.00%, due 1/21/2020 - 9/1/2048, GNMA, 2.40% - 6.84%, due 1/16/2034 - 8/16/2060, Tennessee Valley Authority, 4.25% - 5.38%, due 9/15/2039 - 9/15/2065, and U.S. Treasury Securities, 0.00% - 8.13%, due 1/10/2019 - 8/15/2048, with a value of $1,021,499.	1,000,000	1,000,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
REPURCHASE AGREEMENTS — continued
Natwest Markets plc, 2.28%, dated 11/30/2018, due 12/3/2018, repurchase price $500,095, collateralized by U.S. Treasury Securities, 0.13% - 3.63%, due 4/15/2020 - 2/15/2046, with a value of $510,097.	500,000	500,000
Natwest Markets Securities, Inc., 2.28%, dated 11/30/2018, due 12/3/2018, repurchase price $2,800,532, collateralized by U.S. Treasury Securities, 0.00% - 8.88%, due 12/6/2018 - 2/15/2048, with a value of $2,856,543.	2,800,000	2,800,000
Nomura Securities Co. Ltd., 2.30%, dated 11/30/2018, due 12/3/2018, repurchase price $6,201,188, collateralized by FHLMC, 2.00% - 9.50%, due 12/15/2018 - 11/1/2048, FNMA, 1.38% - 8.50%, due 12/25/2018 - 2/1/2057, GNMA, 1.50% - 9.50%, due 2/15/2019 - 11/20/2068, and U.S. Treasury Securities, 3.00%, due 1/1/2048, with a value of $6,325,214.	6,200,000	6,200,000
Norinchukin Bank (The), 2.26%, dated 11/30/2018, due 12/4/2018, repurchase price $200,050, collateralized by U.S. Treasury Securities, 2.63%, due 11/15/2020, with a value of $203,782.	200,000	200,000
Norinchukin Bank (The), 2.26%, dated 11/30/2018, due 12/7/2018, repurchase price $450,198, collateralized by U.S. Treasury Securities, 0.38% - 1.13%, due 1/15/2021 - 1/15/2027, with a value of $457,528.	450,000	450,000
Norinchukin Bank (The), 2.26%, dated 11/30/2018, due 12/14/2018, repurchase price $250,220, collateralized by U.S. Treasury Securities, 0.13%, due 4/15/2020, with a value of $254,973.	250,000	250,000
Norinchukin Bank (The), 2.30%, dated 11/30/2018, due 12/14/2018, repurchase price $300,268, collateralized by U.S. Treasury Securities, 0.13% - 0.38%, due 4/15/2020 - 1/15/2027, with a value of $305,936.	300,000	300,000
Norinchukin Bank (The), 2.29%, dated 11/30/2018, due 12/17/2018, repurchase price $250,270, collateralized by U.S. Treasury Securities, 2.63%, due 11/15/2020, with a value of $254,726.	250,000	250,000
Norinchukin Bank (The), 2.29%, dated 11/30/2018, due 12/19/2018, repurchase price $650,786, collateralized by U.S. Treasury Securities, 3.63%, due 4/15/2028, with a value of $660,526.	650,000	650,000
Norinchukin Bank (The), 2.47%, dated 11/30/2018, due 2/6/2019, repurchase price $251,166, collateralized by U.S. Treasury Securities, 2.63%, due 11/15/2020, with a value of $254,726.	250,000	250,000
Norinchukin Bank (The), 2.47%, dated 11/30/2018, due 2/8/2019, repurchase price $703,362, collateralized by U.S. Treasury Securities, 3.63%, due 4/15/2028, with a value of $711,334.	700,000	700,000
Norinchukin Bank (The), 2.48%, dated 11/30/2018, due 2/13/2019, repurchase price $251,292, collateralized by U.S. Treasury Securities, 0.13% - 2.63%, due 4/15/2020 - 11/15/2020, with a value of $254,933.	250,000	250,000
Norinchukin Bank (The), 2.48%, dated 11/30/2018, due 2/14/2019, repurchase price $201,047, collateralized by U.S. Treasury Securities, 2.63%, due 11/15/2020, with a value of $203,782.	200,000	200,000
Norinchukin Bank (The), 2.49%, dated 11/30/2018, due 2/20/2019, repurchase price $502,836, collateralized by U.S. Treasury Securities, 0.13% - 3.63%, due 4/15/2019 - 4/15/2028, with a value of $508,314.	500,000	500,000
RBC Capital Markets LLC, 2.28%, dated 11/30/2018, due 12/3/2018, repurchase price $400,076, collateralized by FNMA, 2.65% - 4.50%, due 6/1/2021 - 10/1/2048, with a value of $408,000.	400,000	400,000
RBC Capital Markets LLC, 2.18%, dated 11/30/2018, due 12/6/2018, repurchase price $1,000,363, collateralized by FFCB, 3.00% - 3.34%, due 10/19/2021 - 10/4/2023, FHLMC, 1.75% - 4.00%, due 12/25/2020 - 8/1/2048, FNMA, 1.99% - 4.50%, due 3/1/2019 - 10/1/2048 and GNMA, 2.00% - 7.50%, due 11/15/2023 - 8/20/2065, with a value of $1,022,210.	1,000,000	1,000,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
REPURCHASE AGREEMENTS — continued
RBC Capital Markets LLC, 2.33%, dated 11/30/2018, due 12/7/2018, repurchase price $1,000,453, collateralized by FFCB, 2.00% - 4.65%, due 8/27/2021 - 11/26/2038, FHLB, 1.63% - 4.59%, due 6/14/2019 - 11/19/2038, FHLMC, 0.88% - 4.00%, due 3/27/2019 - 8/1/2048, FNMA, 0.00% - 4.00%, due 9/12/2023 - 10/1/2048, and Tennessee Valley Authority, 0.00%, due 11/1/2025, with a value of $1,020,993.	1,000,000	1,000,000
RBC Capital Markets LLC, 2.40%, dated 11/30/2018, due 12/7/2018, repurchase price $1,000,467, collateralized by FHLMC, 3.50% - 4.00%, due 8/1/2048 - 11/1/2048, FNMA, 3.50%, due 6/1/2047, and U.S. Treasury Securities, 0.00% - 2.75%, due 12/26/2018 - 5/15/2046, with a value of $1,020,000.	1,000,000	1,000,000
Societe Generale SA, 2.27%, dated 11/30/2018, due 12/3/2018, repurchase price $250,047, collateralized by U.S. Treasury Securities, 1.63% - 3.50%, due 2/29/2020 - 5/15/2026, with a value of $255,000.	250,000	250,000
Societe Generale SA, 2.23%, dated 11/30/2018, due 12/10/2018, repurchase price $750,465, collateralized by U.S. Treasury Securities, 0.00% - 8.13%, due 12/6/2018 - 2/15/2048, with a value of $765,000.	750,000	750,000
Sumitomo Mitsui Banking Corp., 2.29%, dated 11/30/2018, due 12/3/2018, repurchase price $1,000,191, collateralized by GNMA, 3.00%, due 8/20/2042 - 10/20/2047, with a value of $1,024,451.	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp., 2.29%, dated 11/30/2018, due 12/3/2018, repurchase price $3,000,573, collateralized by GNMA, 3.00% - 4.00%, due 10/20/2042 - 5/20/2048, with a value of $3,072,913.	3,000,000	3,000,000
Wells Fargo Securities LLC, 2.30%, dated 11/30/2018, due 12/3/2018, repurchase price $300,058, collateralized by FHLMC, 3.50%, due 9/1/2047, FNMA, 3.50% - 5.50%, due 9/1/2023 - 11/1/2048, and U.S. Treasury Securities, 2.13%, due 9/30/2024, with a value of $306,059.	300,000	300,000
Wells Fargo Securities LLC, 2.30%, dated 11/30/2018, due 12/3/2018, repurchase price $500,096, collateralized by FHLMC, 2.53% - 5.50%, due 3/1/2026 - 11/1/2048, FNMA, 2.38% - 6.00%, due 1/1/2020 - 12/1/2048, and U.S. Treasury Securities, 1.38% - 1.50%, due 5/31/2020 - 6/15/2020, with a value of $510,098.	500,000	500,000
Wells Fargo Securities LLC, 2.25%, dated 11/30/2018, due 12/6/2018, repurchase price $500,188, collateralized by FHLMC, 2.57% - 4.50%, due 11/1/2026 - 6/1/2048, FNMA, 2.39% - 6.00%, due 7/1/2024 - 4/1/2052, and U.S. Treasury Securities, 1.38% - 3.13%, due 3/31/2020 - 5/15/2021, with a value of $511,116.	500,000	500,000

TOTAL REPURCHASE AGREEMENTS (Cost $67,616,498)		67,616,498

U.S. GOVERNMENT AGENCY SECURITIES — 33.6%
FFCB
(ICE LIBOR USD 3 Month - 0.11%), 2.22%, 12/11/2018(b)	400,000	400,000
(ICE LIBOR USD 1 Month - 0.07%), 2.24%, 12/17/2018(b)	275,000	275,000
(ICE LIBOR USD 1 Month - 0.11%), 2.20%, 12/23/2018(b)	300,000	300,000
(ICE LIBOR USD 1 Month - 0.06%), 2.26%, 12/23/2018(b)	300,000	299,995
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 2.44%, 2/9/2019(b)	275,000	275,000
(Federal Reserve Bank Prime Loan Rate US - 2.93%), 2.32%, 2/27/2019(b)	325,000	325,000
DN, 2.53%, 5/28/2019(c)	20,000	19,753
DN, 2.55%, 6/10/2019(c)	72,000	71,037
FHLB
(ICE LIBOR USD 3 Month - 0.30%), 2.02%, 12/3/2018(b)	500,000	500,000
(ICE LIBOR USD 1 Month - 0.10%), 2.21%, 12/3/2018(b)	500,000	500,000
(ICE LIBOR USD 1 Month - 0.09%), 2.21%, 12/3/2018(b)	350,000	350,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
U.S. GOVERNMENT AGENCY SECURITIES — continued
(ICE LIBOR USD 3 Month - 0.23%), 2.54%, 12/3/2018(b)(c)	300,000	300,000
(ICE LIBOR USD 3 Month - 0.23%), 2.54%, 12/3/2018(b)(c)	500,000	500,000
(ICE LIBOR USD 3 Month - 0.23%), 2.54%, 12/3/2018(b)(c)	250,000	250,000
(ICE LIBOR USD 1 Month - 0.08%), 2.23%, 12/4/2018(b)	350,000	350,000
(ICE LIBOR USD 3 Month - 0.23%), 2.52%, 12/4/2018(b)(c)	250,000	250,000
(ICE LIBOR USD 3 Month - 0.30%), 2.03%, 12/6/2018(b)	1,000,000	1,000,000
(ICE LIBOR USD 1 Month - 0.09%), 2.23%, 12/6/2018(b)	835,000	835,000
(ICE LIBOR USD 3 Month - 0.16%), 2.16%, 12/7/2018(b)	250,000	250,052
(ICE LIBOR USD 1 Month - 0.06%), 2.24%, 12/8/2018(b)	500,000	500,000
(ICE LIBOR USD 3 Month - 0.20%), 2.13%, 12/11/2018(b)	250,000	250,000
(ICE LIBOR USD 3 Month - 0.19%), 2.14%, 12/11/2018(b)	300,000	300,000
(ICE LIBOR USD 1 Month - 0.09%), 2.23%, 12/11/2018(b)	425,000	425,000
(ICE LIBOR USD 1 Month - 0.09%), 2.23%, 12/12/2018(b)	380,000	380,000
(ICE LIBOR USD 1 Month - 0.12%), 2.19%, 12/14/2018(b)	2,400,000	2,400,000
(ICE LIBOR USD 1 Month - 0.09%), 2.22%, 12/14/2018(b)	204,000	204,005
(ICE LIBOR USD 1 Month - 0.09%), 2.22%, 12/14/2018(b)	225,000	225,000
(ICE LIBOR USD 1 Month - 0.07%), 2.23%, 12/17/2018(b)	1,000,000	1,000,000
(ICE LIBOR USD 1 Month - 0.07%), 2.23%, 12/17/2018(b)	1,000,000	1,000,000
(ICE LIBOR USD 1 Month - 0.06%), 2.25%, 12/17/2018(b)	3,250,000	3,250,000
(ICE LIBOR USD 3 Month - 0.30%), 2.04%, 12/19/2018(b)	750,000	750,000
(ICE LIBOR USD 1 Month - 0.12%), 2.20%, 12/24/2018(b)	125,000	125,000
(ICE LIBOR USD 1 Month - 0.07%), 2.25%, 12/24/2018(b)	1,500,000	1,500,000
(ICE LIBOR USD 1 Month - 0.12%), 2.20%, 12/25/2018(b)	1,000,000	1,000,000
(ICE LIBOR USD 1 Month - 0.09%), 2.23%, 12/25/2018(b)	250,000	249,999
(ICE LIBOR USD 1 Month - 0.11%), 2.21%, 12/26/2018(b)	250,000	250,000
(ICE LIBOR USD 1 Month - 0.11%), 2.21%, 12/26/2018(b)	480,000	480,000
(ICE LIBOR USD 1 Month - 0.09%), 2.23%, 12/26/2018(b)	250,000	250,011
(ICE LIBOR USD 1 Month - 0.09%), 2.23%, 12/26/2018(b)	975,000	975,000
(ICE LIBOR USD 1 Month - 0.06%), 2.26%, 12/26/2018(b)	1,000,000	1,000,000
(ICE LIBOR USD 1 Month - 0.10%), 2.22%, 12/27/2018(b)	350,000	349,997
(ICE LIBOR USD 3 Month - 0.32%), 2.07%, 12/28/2018(b)	500,000	500,000
(ICE LIBOR USD 1 Month - 0.11%), 2.23%, 12/30/2018(b)	250,000	250,000
(ICE LIBOR USD 3 Month - 0.15%), 2.25%, 1/3/2019(b)	200,000	199,963
(ICE LIBOR USD 3 Month - 0.32%), 2.09%, 1/5/2019(b)	2,000,000	2,000,000
(ICE LIBOR USD 3 Month - 0.32%), 2.09%, 1/10/2019(b)	1,000,000	1,000,000
(ICE LIBOR USD 3 Month - 0.34%), 2.10%, 1/16/2019(b)	100,000	100,000
(ICE LIBOR USD 3 Month - 0.16%), 2.31%, 1/22/2019(b)	500,000	500,000
(ICE LIBOR USD 3 Month - 0.32%), 2.28%, 2/9/2019(b)	2,000,000	2,000,000
(ICE LIBOR USD 3 Month - 0.26%), 2.36%, 2/12/2019(b)	1,600,000	1,600,000
(ICE LIBOR USD 3 Month - 0.26%), 2.37%, 2/16/2019(b)	500,000	500,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
U.S. GOVERNMENT AGENCY SECURITIES — continued
(ICE LIBOR USD 3 Month - 0.26%), 2.37%, 2/16/2019(b)	500,000	500,000
(ICE LIBOR USD 3 Month - 0.25%), 2.38%, 2/16/2019(b)	750,000	750,000
(ICE LIBOR USD 3 Month - 0.25%), 2.38%, 2/16/2019(b)	300,000	300,000
(ICE LIBOR USD 3 Month - 0.25%), 2.38%, 2/16/2019(b)	500,000	500,000
DN, 2.33%, 2/20/2019(c)	150,000	149,217
(ICE LIBOR USD 3 Month - 0.26%), 2.39%, 2/20/2019(b)	250,000	250,000
(ICE LIBOR USD 3 Month - 0.25%), 2.40%, 2/20/2019(b)	570,000	570,000
(ICE LIBOR USD 3 Month - 0.30%), 2.35%, 2/22/2019(b)	250,000	250,000
(ICE LIBOR USD 3 Month - 0.30%), 2.35%, 2/22/2019(b)	200,000	200,000
(ICE LIBOR USD 3 Month - 0.26%), 2.42%, 2/24/2019(b)	2,000,000	2,000,000
(ICE LIBOR USD 3 Month - 0.30%), 2.38%, 2/25/2019(b)	150,000	150,000
(ICE LIBOR USD 3 Month - 0.30%), 2.38%, 2/25/2019(b)	250,000	250,000
(ICE LIBOR USD 3 Month - 0.30%), 2.38%, 2/25/2019(b)	750,000	750,000
DN, 2.33%, 2/28/2019(c)	1,100,000	1,093,688
(ICE LIBOR USD 3 Month - 0.19%), 2.52%, 2/28/2019(b)	300,000	300,000
2.49%, 5/6/2019	1,000,000	999,941
2.50%, 5/10/2019	500,000	499,978
DN, 2.51%, 5/10/2019(c)	500,000	494,489
2.50%, 5/14/2019	425,000	424,956
2.50%, 5/23/2019	400,000	399,909
DN, 2.53%, 5/29/2019(c)	500,000	493,785
DN, 2.53%, 6/6/2019(c)	335,000	330,650
DN, 2.53%, 6/7/2019(c)	350,000	345,431
0.88%, 8/5/2019	124,400	122,928
FHLMC
(ICE LIBOR USD 3 Month - 0.22%), 2.10%, 12/7/2018(b)	1,500,000	1,500,000
(ICE LIBOR USD 3 Month - 0.22%), 2.11%, 12/10/2018(b)	1,000,000	1,000,000
DN, 2.54%, 6/19/2019(c)	1,800,000	1,775,000
FNMA
(SOFRRATE + 0.04%), 2.28%, 1/30/2019(b)	475,000	475,000
(SOFRRATE + 0.07%), 2.31%, 1/30/2019(b)	400,000	400,000
(SOFRRATE + 0.10%), 2.34%, 1/30/2019(b)	300,000	300,000

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $50,139,784)		50,139,784

U.S. TREASURY OBLIGATIONS — 6.0%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 2.43%, 12/3/2018(b)	963,000	963,357
U.S. Treasury Notes
1.25%, 12/31/2018	1,515,000	1,513,893
1.38%, 12/31/2018	450,000	449,717
1.50%, 12/31/2018	1,100,000	1,099,419
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.43%, 1/31/2019(b)	3,200,000	3,199,920
1.50%, 2/28/2019	1,000,000	998,006
0.88%, 4/15/2019	800,000	795,365

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,019,677)		9,019,677

SHORT-TERM INVESTMENTS — 13.4%
U.S. TREASURY OBLIGATIONS — 13.4%
U.S. Treasury Bills
2.19%, 1/24/2019(c)	1,500,000	1,495,127
2.22%, 2/21/2019(c)	2,500,000	2,487,506
2.23%, 2/28/2019(c)	3,750,000	3,729,536
2.27%, 3/7/2019(c)	3,500,000	3,479,092
2.30%, 3/14/2019(c)	3,500,000	3,477,267
2.34%, 3/21/2019(c)	2,000,000	1,985,883
2.38%, 4/4/2019(c)	3,337,000	3,309,922

TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,964,333)		19,964,333

TOTAL SHORT-TERM INVESTMENTS (Cost $19,964,333)		19,964,333

Total Investments — 98.2% (Cost $146,740,292)*		146,740,292
Other Assets Less Liabilities — 1.8%		2,685,214

Net Assets — 100.0%		149,425,506

Percentages indicated are based on net assets.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Abbreviations

DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFRRATE	SOFR Secured Overnight Financing Rate
USD	United States Dollar
(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2018.
(c)	The rate shown is the effective yield as of November 30, 2018.
*	The cost of securities is substantially the same for federal income tax purposes.

Additional Investment Information:

[1]

Agency Joint Trading Account I — At November 30, 2018, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity date of December 03, 2018, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$3,824,664	$3,825,395	$3,902,757

Repurchase Agreements — November 30, 2018, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
BNP Paribas SA	2.30%	$797,782
MUFG Securities Americas, Inc.	2.29%	680,462
TD Securities (USA) LLC	2.29%	234,642
Wells Fargo Securities LLC	2.29%	2,111,778

Total		$3,824,664

November 30, 2018, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FFCB	2.89% - 2.89%	6/19/2023 - 6/19/2023
FHLB	1.13% - 3.00%	12/21/2018 - 9/13/2024
FHLMC	0.00% - 7.00%	7/1/2019 - 11/15/2048
FNMA	0.00% - 7.00%	12/25/2018 - 6/25/2053
GNMA	2.00% - 8.50%	11/20/2023 - 9/20/2068
Tennessee Valley Authority	0.00% - 2.88%	11/1/2025 - 2/1/2027
U.S. Treasury Securities	0.00% - 2.38%	12/26/2018 - 11/15/2025

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

[2]

Agency Joint Trading Account II — At November 30, 2018, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of December 03, 2018, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$650,077	$650,201	$663,078

Repurchase Agreements — At November 30, 2018, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
Citibank NA	2.29%	$81,260
Citigroup Global Markets Holdings, Inc.	2.29%	90,288
Merrill Lynch PFS, Inc.	2.29%	478,529

Total		$650,077

At November 30, 2018, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FHLMC	2.59% - 4.50%	10/1/2035 - 1/1/2048
FNMA	2.23% - 4.50%	7/1/2024 - 4/1/2048
GNMA	3.50% - 4.50%	3/20/2047 - 11/20/2048
U.S. Treasury Securities	0.13% - 2.50%	2/15/2019 - 2/15/2046

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used as of November 30, 2018, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$146,740,292	$—	$146,740,292

(a)

All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investment (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2018.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

Investments(a)	Principal Amount ($000)	Value ($000)
REPURCHASE AGREEMENTS — 61.6%
BNP Paribas SA, 2.23%, dated 11/30/2018, due 12/6/2018, repurchase price $1,500,558, collateralized by U.S. Treasury Securities, 0.00% - 8.13%, due 4/4/2019 - 11/15/2047, with a value of $1,533,222.	1,500,000	1,500,000
Fixed Income Clearing Corp., 2.28%, dated 11/30/2018, due 12/3/2018, repurchase price $2,000,380, collateralized by U.S. Treasury Securities, 1.63% - 4.25%, due 6/15/2021 - 5/15/2039, with a value of $2,040,000.	2,000,000	2,000,000
Fixed Income Clearing Corp., 2.28%, dated 11/30/2018, due 12/3/2018, repurchase price $600,114, collateralized by U.S. Treasury Securities, 2.13% - 7.63%, due 1/15/2019 - 2/15/2041, with a value of $612,000.	600,000	600,000
J.P. Morgan Securities LLC, 2.27%, dated 11/30/2018, due 12/3/2018, repurchase price $250,047, collateralized by U.S. Treasury Securities, 0.13% - 5.25%, due 7/15/2026 - 2/15/2029, with a value of $255,048.	250,000	250,000
Merrill Lynch PFS, Inc., 2.27%, dated 11/30/2018, due 12/3/2018, repurchase price $204,748, collateralized by U.S. Treasury Securities, 0.00% - 1.38%, due 1/15/2020 - 8/15/2029, with a value of $208,803.	204,709	204,709
Mizuho Securities USA LLC, 2.28%, dated 11/30/2018, due 12/3/2018, repurchase price $500,095, collateralized by U.S. Treasury Securities, 2.00% - 2.13%, due 2/28/2021 - 11/30/2023, with a value of $510,000.	500,000	500,000
MUFG Securities Americas, Inc., 2.27%, dated 11/30/2018, due 12/3/2018, repurchase price $250,047, collateralized by U.S. Treasury Securities, 0.00% - 5.38%, due 2/28/2019 - 8/15/2047, with a value of $255,048.	250,000	250,000
Natixis SA, 2.27%, dated 11/30/2018, due 12/3/2018, repurchase price $3,500,662, collateralized by U.S. Treasury Securities, 0.13% - 3.63%, due 4/15/2019 - 8/15/2047, with a value of $3,570,675.	3,500,000	3,500,000
Norinchukin Bank (The), 2.26%, dated 11/30/2018, due 12/7/2018, repurchase price $150,066, collateralized by U.S. Treasury Securities, 2.63%, due 11/15/2020, with a value of $152,837.	150,000	150,000
Norinchukin Bank (The), 2.29%, dated 11/30/2018, due 12/19/2018, repurchase price $100,121, collateralized by U.S. Treasury Securities, 2.63%, due 11/15/2020, with a value of $101,893.	100,000	100,000
Norinchukin Bank (The), 2.29%, dated 11/30/2018, due 12/19/2018, repurchase price $100,121, collateralized by U.S. Treasury Securities, 2.63%, due 11/15/2020, with a value of $101,893.	100,000	100,000
Norinchukin Bank (The), 2.47%, dated 11/30/2018, due 2/6/2019, repurchase price $251,166, collateralized by U.S. Treasury Securities, 2.63%, due 11/15/2020, with a value of $254,726.	250,000	250,000
Societe Generale SA, 2.27%, dated 11/30/2018, due 12/3/2018, repurchase price $750,142, collateralized by U.S. Treasury Securities, 0.00% - 7.25%, due 2/28/2019 - 2/15/2047, with a value of $765,000.	750,000	750,000
Societe Generale SA, 2.23%, dated 11/30/2018, due 12/10/2018, repurchase price $250,155, collateralized by U.S. Treasury Securities, 0.00% - 6.75%, due 12/31/2018 - 8/15/2046, with a value of $255,000.	250,000	250,000
Sumitomo Mitsui Banking Corp., 2.27%, dated 11/30/2018, due 12/3/2018, repurchase price $4,750,899, collateralized by U.S. Treasury Securities, 1.38% - 3.75%, due 6/30/2019 - 5/15/2044, with a value of $4,845,917.	4,750,000	4,750,000
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 2.27%, dated 11/30/2018, due 12/3/2018, repurchase price $2,550,483. [1]	2,550,000	2,550,000

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
REPURCHASE AGREEMENTS — continued
UBS Securities LLC, 2.27%, dated 11/30/2018, due 12/3/2018, repurchase price $500,095, collateralized by U.S. Treasury Securities, 0.00% - 7.50%, due 12/31/2018 - 5/15/2048, with a value of $510,000.	500,000	500,000

TOTAL REPURCHASE AGREEMENTS (Cost 18,204,709)		18,204,709

U.S. TREASURY OBLIGATIONS — 27.5%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.00%), 2.38%, 12/3/2018(b)	990,000	989,904
(US Treasury 3 Month Bill Money Market Yield + 0.03%), 2.42%, 12/3/2018(b)	1,023,000	1,023,144
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 2.43%, 12/3/2018(b)	445,000	444,996
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.43%, 12/3/2018(b)	850,000	850,067
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 2.44%, 12/3/2018(b)	300,000	300,000
(US Treasury 3 Month Bill Money Market Yield + 0.07%), 2.45%, 12/3/2018(b)	828,000	828,100
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 2.52%, 12/3/2018(b)	500,000	500,044
U.S. Treasury Notes 1.38%, 12/31/2018	500,000	499,685
1.50%, 12/31/2018	250,000	249,864
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.43%, 1/31/2019(b)	850,000	850,021
1.50%, 2/28/2019	150,000	149,702
1.50%, 3/31/2019	100,000	99,690
1.63%, 3/31/2019	200,000	199,433
0.88%, 4/15/2019	233,000	231,651
0.88%, 7/31/2019	100,000	98,855
1.63%, 7/31/2019	500,000	496,749
0.75%, 8/15/2019	314,000	309,893

TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,121,798)		8,121,798

SHORT-TERM INVESTMENTS — 8.1%
U.S. TREASURY OBLIGATIONS — 8.1%
U.S. Treasury Bills 2.10%, 12/27/2018(c)	350,000	349,474
2.16%, 1/17/2019(c)	500,000	498,603
2.27%, 3/7/2019(c)	750,000	745,520
2.29%, 3/14/2019(c)	400,000	397,412
2.38%, 4/4/2019(c)	400,000	396,762

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,387,771)		2,387,771

TOTAL SHORT-TERM INVESTMENTS (Cost $2,387,771)		2,387,771

Total Investments — 97.2% (Cost $28,714,278)*		28,714,278
Other Assets Less Liabilities — 2.8%		820,368

Net Assets — 100.0%		29,534,646

Percentages indicated are based on net assets.

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2018.
(c)	The rate shown is the effective yield as of November 30, 2018.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Additional Investment Information:

[1] Treasury Joint Trading Account I — At November 30, 2018, certain Funds had undivided interests in the Treasury Joint Trading Account I with a maturity date of December 03, 2018, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Treasury Plus Money Market Fund	$2,550,000	$2,550,483	$2,601,474

Repurchase Agreements — At November 30, 2018, the Principal Amounts of certain Funds’ interests in the Treasury Joint Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Treasury Plus Money Market Fund
BNP Paribas	2.28%	$1,133,333
Citibank NA	2.27%	94,445
Wells Fargo Securities LLC	2.27%	1,322,222

Total		$2,550,000

At November 30, 2018, the Treasury Joint Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.00% - 8.88%	12/6/2018 - 11/15/2048

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of November 30, 2018, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$28,714,278	$—	$28,714,278

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investment. Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2018.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 28, 2019

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
January 28, 2019